Schedule of Investments
California Municipal Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.49% Shares Held Value (000's)
Exchange-Traded Funds - 1.49%
iShares California Muni Bond ETF 159,532 $ 9,940
TOTAL INVESTMENT COMPANIES $ 9,940
MUNICIPAL BONDS - 99.16%
Principal
Amount (000's) Value (000's)
California - 98.55%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,679
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,166
Alameda Corridor Transportation Authority
5.00%, 10/01/2034 8,805 10,546
5.00%, 10/01/2036 4,250 5,069
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 2,167
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,128
Bay Area Toll Authority
0.50%, 04/01/2047
(b)
4,000 4,000
California Community Housing Agency
5.00%, 02/01/2050
(c),(d)
5,000 5,894
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,195
5.00%, 10/01/2045 1,000 1,174
5.38%, 04/01/2034 1,000 1,007
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 3,365
5.00%, 08/15/2033 1,750 2,167
5.00%, 08/15/2034 2,000 2,478
5.00%, 02/01/2035 2,000 2,356
5.00%, 11/15/2046
(e)
4,504 5,372
5.00%, 11/15/2048 2,785 3,377
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,188
California Housing Finance
4.00%, 03/20/2033 4,994 5,896
4.25%, 01/15/2035 6,861 8,347
California Infrastructure & Economic
Development Bank
5.00%, 08/01/2036 2,250 2,947
5.00%, 08/01/2037 1,000 1,305
5.00%, 08/01/2038 1,175 1,529
5.00%, 08/01/2039 1,130 1,466
California Municipal Finance Authority
2.40%, 10/01/2044
(b)
4,000 4,187
4.00%, 07/15/2029 12,000 14,130
4.00%, 10/01/2044 2,500 2,778
5.00%, 05/15/2031 10,000 12,508
5.00%, 05/15/2033 1,000 1,241
5.00%, 05/15/2034 1,000 1,238
5.00%, 12/31/2034 3,550 4,364
5.00%, 12/31/2036 8,000 9,783
5.00%, 12/31/2037 5,500 6,701
5.00%, 05/15/2038 2,000 2,446
5.00%, 10/01/2044 1,000 1,183
5.25%, 11/01/2036 4,000 4,723
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(a)
600 749
5.00%, 05/15/2044
(a)
5,000 6,227
California Pollution Control Financing Authority
3.00%, 11/01/2025 10,500 11,497
3.25%, 12/01/2027
(b)
2,000 2,169
4.30%, 07/01/2040 3,400 3,882
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Pollution Control Financing Authority
(continued)
5.00%, 07/01/2029
(d)
$ 1,000 $ 1,271
5.00%, 07/01/2030
(d)
2,000 2,188
5.00%, 07/01/2037
(d)
10,000 10,892
5.00%, 07/01/2039
(d)
1,000 1,215
5.00%, 11/21/2045
(d)
1,500 1,795
California Public Finance Authority
1.08%, 08/01/2052
(b)
14,000 14,000
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 2,219
5.00%, 08/01/2038
(d)
1,000 1,206
California State Public Works Board
5.00%, 11/01/2037 1,375 1,515
5.00%, 10/01/2039 4,500 5,235
California State University
5.00%, 11/01/2037 2,000 2,501
California Statewide Communities Development
Authority
0.93%, 07/15/2040
(b)
5,500 5,500
3.00%, 06/01/2029
(d)
750 787
4.00%, 02/01/2022 830 865
4.00%, 02/01/2025 940 1,036
4.00%, 09/02/2029 1,000 1,133
4.00%, 07/01/2048 1,800 1,967
5.00%, 10/01/2028 1,875 2,214
5.00%, 02/01/2030 2,775 3,158
5.00%, 11/01/2032
(d)
1,135 1,358
5.00%, 05/15/2034 4,855 5,748
5.00%, 06/01/2034
(d)
375 455
5.00%, 09/02/2034 1,000 1,198
5.00%, 12/01/2036
(d)
5,000 5,752
5.00%, 04/01/2038
(b)
10,000 13,454
5.00%, 09/02/2038 3,000 3,637
5.00%, 06/01/2039
(d)
475 568
5.00%, 09/02/2039 900 1,093
5.00%, 09/02/2039 500 618
5.00%, 09/02/2039 1,000 1,217
5.00%, 09/02/2039 745 882
5.00%, 05/15/2040 3,500 4,096
5.00%, 12/01/2041
(d)
1,000 1,136
5.00%, 09/02/2044 1,425 1,673
5.00%, 12/01/2046
(d)
1,620 1,829
5.00%, 09/02/2048 1,000 1,202
5.00%, 09/02/2049 600 728
5.00%, 06/01/2051
(d)
1,950 2,291
5.25%, 12/01/2034 3,500 4,037
5.25%, 12/01/2038
(d)
1,000 1,204
5.25%, 12/01/2043
(d)
3,825 4,533
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,063
6.00%, 05/01/2043 1,550 1,559
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,492
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,254
City of Irvine CA
4.00%, 09/02/2038 1,000 1,174
5.00%, 09/01/2049 2,000 2,225
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,417
City of Los Angeles Department of Airports
5.00%, 05/15/2026 1,000 1,198
5.00%, 05/15/2026 3,500 4,324
5.00%, 05/15/2028 3,000 3,857
5.00%, 05/15/2036 1,500 1,755
5.00%, 05/15/2039
(e)
1,967 2,484

Schedule of Investments
California Municipal Fund
January 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
(continued)
5.00%, 05/15/2042 $ 1,200 $ 1,425
5.00%, 05/15/2043 1,250 1,563
5.00%, 05/15/2044
(e)
5,408 6,599
5.00%, 05/15/2044
(e)
2,425 3,025
5.00%, 05/15/2047 3,500 4,208
City of Oroville CA
5.25%, 04/01/2049 2,500 2,998
5.25%, 04/01/2054 3,000 3,583
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,741
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 2,254
5.00%, 11/01/2036 2,010 2,160
City of Vernon CA Electric System Revenue
5.13%, 08/01/2021 530 538
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(f)
4,000 2,463
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,356
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,645
5.00%, 07/01/2037 2,000 2,473
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,335
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 11
5.00%, 06/01/2036 1,000 1,014
Escondido Union High School District
0.00%, 08/01/2041
(f)
1,000 551
Foothill-De Anza Community College District
5.00%, 08/01/2040 1,500 1,597
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,206
5.00%, 06/01/2028 7,000 8,540
5.25%, 06/01/2047 7,500 7,905
5.30%, 06/01/2037 9,000 9,508
Golden State Tobacco Securitization Corp (credit
support from State of California Appropriations )
5.00%, 06/01/2033
(a)
2,000 2,377
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 330 331
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,151
La Verne Public Financing Authority
7.25%, 09/01/2026 590 592
Long Beach Bond Finance Authority
5.00%, 11/15/2035 2,915 3,992
5.50%, 11/15/2030 1,010 1,362
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,430
5.00%, 08/01/2042 1,400 1,530
5.00%, 12/01/2045
(e)
5,500 6,508
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 5,360
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,426
5.25%, 07/01/2042 6,500 8,215
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Marin Healthcare District
5.00%, 08/01/2034 $ 1,000 $ 1,200
Merced Union High School District
0.00%, 08/01/2032
(f)
3,380 2,622
Metropolitan Water District of Southern
California
5.00%, 10/01/2045
(c)
1,660 2,150
5.00%, 10/01/2049
(c)
2,000 2,585
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,730
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,148
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 7,196
5.00%, 03/01/2047 1,500 1,829
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,986
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
3.00%, 08/01/2040
(a)
2,250 2,339
4.00%, 08/01/2037
(a)
1,505 1,730
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,237
5.00%, 09/01/2029
(a)
1,000 1,234
Pittsburg Unified School District
5.00%, 08/01/2043 2,900 3,333
Pomona Unified School District (credit support
from National Public Finance Guarantee Corp )
6.15%, 08/01/2030
(a)
1,000 1,107
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,075
Port of Los Angeles
5.00%, 08/01/2032 1,740 2,022
Poway Unified School District
0.00%, 08/01/2036
(f)
4,000 2,826
Regents of the University of California Medical
Center Pooled Revenue
1.08%, 05/15/2047
(b)
5,000 5,000
5.00%, 05/15/2035 4,540 5,503
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,264
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,547
5.00%, 11/01/2036
(a)
3,330 4,345
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(f)
855 483
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(f)
255 145
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,193

Schedule of Investments
California Municipal Fund
January 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
$ 1,500 $ 1,815
Riverside County Transportation Commission
5.00%, 06/01/2032 1,500 1,521
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,465
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,840
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,859
5.00%, 07/01/2037 2,300 2,841
San Diego Convention Center Expansion
Financing Authority
5.00%, 04/15/2025 5,000 5,458
San Diego County Regional Airport Authority
4.00%, 07/01/2037 1,000 1,200
4.00%, 07/01/2038 7,500 8,968
4.00%, 07/01/2044 1,000 1,143
5.00%, 07/01/2042 5,000 6,049
5.00%, 07/01/2049 2,000 2,537
5.00%, 07/01/2049 1,500 1,863
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,570
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,568
4.00%, 07/01/2037 2,500 2,931
5.00%, 07/01/2028 1,755 1,786
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,234
5.00%, 05/01/2034 1,000 1,280
5.00%, 05/01/2037 5,000 6,342
5.00%, 05/01/2038 5,750 7,265
5.00%, 05/01/2042 1,500 1,806
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 6,185 7,185
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,058
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,183
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,509
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 4,650 4,858
4.00%, 08/01/2038 2,975 3,477
4.00%, 08/01/2039 1,510 1,758
4.00%, 08/01/2040 2,000 2,320
4.00%, 08/01/2044 4,000 4,601
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,707
5.00%, 11/01/2029 2,615 3,344
5.25%, 07/01/2029 695 739
5.25%, 07/01/2031 695 738
State of California
1.05%, 05/01/2034
(b)
8,000 8,000
2.45%, 12/01/2031 460 466
4.00%, 09/01/2033 2,080 2,414
4.00%, 10/01/2044 5,000 5,915
5.00%, 09/01/2034 5,000 6,184
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
State of California   (continued)
5.00%, 02/01/2038 $ 1,450 $ 1,617
5.00%, 04/01/2043 3,380 3,774
5.25%, 11/01/2040 1,500 1,549
6.00%, 03/01/2033 2,000 2,008
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,720
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2034 1,000 1,257
5.00%, 06/01/2035 1,500 1,880
5.00%, 06/01/2036 1,000 1,249
5.00%, 06/01/2048 3,000 3,624
5.00%, 06/01/2048 2,000 2,377
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,206
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,163
Tustin Public Financing Authority
5.00%, 04/01/2041 1,000 1,050
University of California
5.00%, 05/15/2044 1,000 1,147
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 5,855
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,782
$ 656,688
Guam - 0.61%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,881
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,196
$ 4,077
TOTAL MUNICIPAL BONDS $ 660,765
Total Investments $ 670,705
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (1.49)%
Notes with interest rates of 0.92% - 1.00% at
January 31, 2020 and contractual maturity of
collateral of 2023-2025.
(g)
$ (9,904) (9,904)
Total Net Investments $ 660,801
Other Assets and Liabilities -  0.84% 5,570
TOTAL NET ASSETS - 100.00% $ 666,371
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security purchased on a when-issued basis.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $54,949 or 8.25% of net assets.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(f) Non-income producing security
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2020.

Schedule of Investments
California Municipal Fund
January 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 73.46%
General Obligation Unlimited 13.39%
Insured 7.24%
Special Assessment 2.55%
Prerefunded 1.78%
Investment Companies 1.49%
Tax Allocation 0.41%
Special Tax 0.33%
Liability For Floating Rate Notes Issued (1.49)%
Other Assets and Liabilities
0.84%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.83% Shares Held Value (000's)
Money Market Funds - 3.83%
BlackRock Liquidity FedFund 1.49%
(a),(b)
559,518 $ 559
Principal Government Money Market Fund
1.43%
(a),(c)
325,336,674 325,337
$ 325,896
TOTAL INVESTMENT COMPANIES $ 325,896
COMMON STOCKS - 0.30% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Adelphia Recovery Trust
(d),(e),(f)
658,740 1
Transportation - 0.30%
Trailer Bridge Inc
(d),(e),(f),(g)
178,279 25,167
TOTAL COMMON STOCKS $ 25,168
BONDS - 58.01%
Principal
Amount (000's) Value (000's)
Airlines - 0.20%
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 $ 7,248 $ 7,902
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 9,000 9,332
$ 17,234
Apparel - 0.17%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,417
Automobile Floor Plan Asset Backed Securities - 1.47%
Ally Master Owner Trust
2.11%, 06/15/2022 16,000 16,016
1.00 x 1 Month USD LIBOR + 0.43%
Ford Credit Floorplan Master Owner Trust A
2.08%, 10/15/2023 1,000 1,001
1.00 x 1 Month USD LIBOR + 0.40%
2.28%, 09/15/2024 40,000 40,256
1.00 x 1 Month USD LIBOR + 0.60%
Navistar Financial Dealer Note Master Owner
Trust II
2.29%, 09/25/2023
(h)
6,750 6,762
1.00 x 1 Month USD LIBOR + 0.63%
2.30%, 05/25/2024
(h)
14,000 14,045
1.00 x 1 Month USD LIBOR + 0.64%
Nissan Master Owner Trust Receivables
2.11%, 11/15/2023 20,000 20,054
1.00 x 1 Month USD LIBOR + 0.43%
2.24%, 02/15/2024 26,845 26,968
1.00 x 1 Month USD LIBOR + 0.56%
$ 125,102
Automobile Manufacturers - 0.77%
American Honda Finance Corp
1.95%, 05/20/2022 48,000 48,268
2.30%, 09/09/2026 7,000 7,139
3.80%, 09/20/2021
(h)
10,000 10,335
$ 65,742
Banks - 11.90%
Bank of America Corp
2.46%, 10/22/2025
(i)
35,000 35,755
3 Month USD LIBOR + 0.87%
2.88%, 04/24/2023
(i)
15,000 15,327
3 Month USD LIBOR + 1.02%
3.19%, 07/23/2030
(i)
8,000 8,491
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 10,993
3.97%, 02/07/2030
(i)
8,000 8,977
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028
(j)
2,000 2,595
Bank of New York Mellon Corp/The
2.10%, 10/24/2024 50,000 50,623
2.20%, 08/16/2023 9,500 9,654
2.60%, 08/17/2020 9,500 9,540
2.80%, 05/04/2026 8,000 8,426
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
(continued)
3.00%, 10/30/2028 $ 9,000 $ 9,422
Citigroup Inc
2.98%, 11/05/2030
(i)
51,000 52,926
United States Secured Overnight Financing
Rate + 1.42%
3.88%, 03/26/2025 23,000 24,738
4.45%, 09/29/2027 8,000 8,981
4.50%, 01/14/2022 4,900 5,150
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 11,938
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 60,197
2.60%, 06/15/2022 10,000 10,179
3.65%, 01/25/2024 14,000 14,895
Goldman Sachs Group Inc/The
3.50%, 11/16/2026 21,000 22,434
3.63%, 01/22/2023 7,000 7,363
3.81%, 04/23/2029
(i)
13,000 14,300
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 25,965
5.25%, 07/27/2021 13,000 13,660
5.38%, 03/15/2020 1,800 1,807
JPMorgan Chase & Co
2.74%, 10/15/2030
(i)
47,000 48,248
United States Secured Overnight Financing
Rate + 1.51%
3.25%, 09/23/2022 5,000 5,195
3.63%, 05/13/2024 15,900 17,033
3.90%, 07/15/2025 8,000 8,772
5.24%, 12/31/2049
(k)
3,911 3,934
3 Month USD LIBOR + 3.47%
KeyCorp
2.55%, 10/01/2029 50,000 50,210
Morgan Stanley
2.70%, 01/22/2031
(i)
38,000 38,618
United States Secured Overnight Financing
Rate + 1.14%
2.72%, 07/22/2025
(i)
12,000 12,347
United States Secured Overnight Financing
Rate + 1.15%
3.95%, 04/23/2027 10,000 10,895
4.00%, 07/23/2025 5,000 5,494
4.88%, 11/01/2022 2,000 2,156
5.50%, 07/28/2021 5,900 6,225
6.25%, 08/09/2026 4,000 4,958
PNC Bank NA
2.70%, 10/22/2029 53,000 54,584
2.95%, 02/23/2025 10,000 10,493
3.10%, 10/25/2027 4,750 5,072
PNC Financial Services Group Inc/The
6.75%, 12/31/2049
(i),(k)
19,800 21,095
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(i)
52,000 52,778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 21,608
3.30%, 05/15/2026 5,000 5,324
Truist Financial Corp
2.70%, 01/27/2022 9,500 9,665
US Bancorp
2.95%, 07/15/2022 5,000 5,145
3.00%, 03/15/2022 2,000 2,056
3.00%, 07/30/2029 6,000 6,310
3.15%, 04/27/2027 3,800 4,084
3.60%, 09/11/2024 12,000 12,924

Schedule of Investments
Core Fixed Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
3.90%, 04/26/2028 $ 5,000 $ 5,726
4.13%, 05/24/2021 3,000 3,092
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 35,361
2.80%, 01/27/2025 7,000 7,318
Wells Fargo & Co
2.41%, 10/30/2025
(i)
32,000 32,497
3 Month USD LIBOR + 0.83%
2.88%, 10/30/2030
(i)
32,000 33,002
3 Month USD LIBOR + 1.17%
3.07%, 01/24/2023 16,000 16,357
5.66%, 12/31/2049
(k)
9,032 9,089
3 Month USD LIBOR + 3.77%
$ 1,012,001
Beverages - 0.43%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 14,000 16,800
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 2,578 2,634
4.90%, 01/23/2031 14,000 17,028
$ 36,462
Biotechnology - 1.18%
Amgen Inc
3.63%, 05/15/2022 8,000 8,283
3.88%, 11/15/2021 46,500 48,049
Gilead Sciences Inc
3.50%, 02/01/2025 10,000 10,718
3.65%, 03/01/2026 21,000 22,855
4.40%, 12/01/2021 9,900 10,321
$ 100,226
Chemicals - 0.98%
Air Liquide Finance SA
2.25%, 09/10/2029
(h)
24,000 24,131
Airgas Inc
3.65%, 07/15/2024 12,750 13,658
Westlake Chemical Corp
3.60%, 08/15/2026 43,000 45,474
$ 83,263
Commercial Services - 0.38%
ERAC USA Finance LLC
3.30%, 10/15/2022
(h)
7,000 7,248
4.50%, 08/16/2021
(h)
6,000 6,235
7.00%, 10/15/2037
(h)
13,000 18,739
$ 32,222
Computers - 0.86%
Apple Inc
2.05%, 09/11/2026 30,000 30,296
2.40%, 05/03/2023 14,650 15,004
3.20%, 05/11/2027 13,000 14,022
3.25%, 02/23/2026 13,000 13,987
$ 73,309
Credit Card Asset Backed Securities - 0.51%
American Express Credit Account Master Trust
1.92%, 04/15/2024 35,000 35,055
1.00 x 1 Month USD LIBOR + 0.24%
Cabela's Credit Card Master Note Trust
2.35%, 07/17/2023 8,500 8,522
1.00 x 1 Month USD LIBOR + 0.67%
$ 43,577
Diversified Financial Services - 0.43%
Jefferies Group LLC
5.13%, 01/20/2023 1,500 1,626
6.25%, 01/15/2036 10,325 12,646
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 $ 19,000 $ 20,485
4.85%, 01/15/2027 1,750 1,942
$ 36,699
Electric - 8.76%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 24,782
Alabama Power Co
3.45%, 10/01/2049 42,000 45,373
Black Hills Corp
3.05%, 10/15/2029 39,500 40,800
3.15%, 01/15/2027 7,500 7,761
4.35%, 05/01/2033 8,000 9,301
Dayton Power & Light Co/The
3.95%, 06/15/2049
(h)
10,000 10,971
Entergy Louisiana LLC
3.25%, 04/01/2028 12,000 12,940
4.20%, 09/01/2048 31,000 37,869
Entergy Texas Inc
2.55%, 06/01/2021 15,000 15,090
Florida Power & Light Co
3.15%, 10/01/2049 25,000 26,679
GenOn Energy Inc - Escrow
0.00%, 10/15/2020
(d),(e),(f)
9,300 —
Interstate Power & Light Co
3.50%, 09/30/2049 66,000 69,590
LG&E & KU Energy LLC
3.75%, 11/15/2020 5,000 5,050
4.38%, 10/01/2021 5,900 6,090
Louisville Gas & Electric Co
3.30%, 10/01/2025 3,000 3,203
Metropolitan Edison Co
3.50%, 03/15/2023
(h)
9,900 10,343
4.30%, 01/15/2029
(h)
14,000 15,918
Monongahela Power Co
3.55%, 05/15/2027
(h)
5,000 5,347
Nevada Power Co
2.40%, 05/01/2030 20,500 20,545
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 52,090
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 18,618
Oncor Electric Delivery Co LLC
2.95%, 04/01/2025 7,000 7,376
3.10%, 09/15/2049 33,500 34,651
4.10%, 11/15/2048 5,000 6,137
5.75%, 03/15/2029 21,000 27,035
PacifiCorp
5.25%, 06/15/2035 5,750 7,435
6.25%, 10/15/2037 2,500 3,636
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 17,074
Public Service Co of Colorado
3.20%, 03/01/2050 15,000 15,877
Solar Star Funding LLC
3.95%, 06/30/2035
(h)
6,101 6,110
5.38%, 06/30/2035
(h)
21,359 24,304
Southwestern Electric Power Co
2.75%, 10/01/2026 10,000 10,264
3.55%, 02/15/2022 12,900 13,276
3.85%, 02/01/2048 7,900 8,623
Talen Energy Supply LLC
4.60%, 12/15/2021 11,750 11,574
TransAlta Corp
4.50%, 11/15/2022 19,650 20,436

Schedule of Investments
Core Fixed Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tucson Electric Power Co
3.05%, 03/15/2025 $ 2,000 $ 2,104
3.85%, 03/15/2023 19,900 20,836
4.85%, 12/01/2048 7,000 8,973
5.15%, 11/15/2021 3,000 3,137
Xcel Energy Inc
2.60%, 12/01/2029 32,000 32,422
3.50%, 12/01/2049 24,000 25,351
$ 744,991
Electronics - 0.42%
Keysight Technologies Inc
3.00%, 10/30/2029 35,000 36,083
Environmental Control - 0.56%
Advanced Disposal Services Inc
5.63%, 11/15/2024
(h)
12,000 12,498
Republic Services Inc
3.20%, 03/15/2025 13,000 13,720
3.55%, 06/01/2022 9,000 9,327
5.00%, 03/01/2020 12,000 12,027
$ 47,572
Food - 0.54%
Kraft Heinz Foods Co
3.50%, 07/15/2022 7,000 7,244
3.75%, 04/01/2030
(h)
21,000 22,230
3.95%, 07/15/2025 15,000 16,104
$ 45,578
Gas - 0.40%
NiSource Inc
2.95%, 09/01/2029 29,000 29,833
3.85%, 02/15/2023 4,000 4,193
$ 34,026
Healthcare - Services - 0.76%
Encompass Health Corp
5.75%, 11/01/2024 4,376 4,429
5.75%, 09/15/2025 1,000 1,040
HCA Inc
4.13%, 06/15/2029 14,000 15,151
5.63%, 09/01/2028 2,000 2,317
5.88%, 05/01/2023 4,500 4,947
7.50%, 02/15/2022 3,000 3,293
7.50%, 11/06/2033 1,950 2,467
UnitedHealth Group Inc
2.88%, 08/15/2029 15,000 15,599
3.50%, 08/15/2039 14,000 15,052
$ 64,295
Housewares - 0.14%
Newell Brands Inc
3.85%, 04/01/2023 6,000 6,246
4.20%, 04/01/2026 5,000 5,221
$ 11,467
Insurance - 1.48%
Berkshire Hathaway Inc
3.00%, 02/11/2023 8,000 8,352
3.75%, 08/15/2021 5,000 5,170
Fidelity National Financial Inc
4.50%, 08/15/2028 39,500 44,276
5.50%, 09/01/2022 5,000 5,436
First American Financial Corp
4.30%, 02/01/2023 21,800 22,823
4.60%, 11/15/2024 5,000 5,428
Five Corners Funding Trust
4.42%, 11/15/2023
(h)
15,500 16,951
Prudential Financial Inc
3.88%, 03/27/2028 7,000 7,837
4.50%, 11/16/2021 7,000 7,347
5.38%, 06/21/2020 2,000 2,028
$ 125,648
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 1.02%
Amazon.com Inc
2.80%, 08/22/2024 $ 44,000 $ 46,121
4.05%, 08/22/2047 32,650 40,186
$ 86,307
Iron & Steel - 0.19%
Allegheny Technologies Inc
7.88%, 08/15/2023 14,750 16,154
Lodging - 0.51%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 43,101
Media - 2.30%
Comcast Corp
2.65%, 02/01/2030 33,000 34,030
2.85%, 01/15/2023 13,000 13,461
3.13%, 07/15/2022 2,000 2,071
3.30%, 02/01/2027 10,000 10,743
3.95%, 10/15/2025 15,000 16,584
4.25%, 10/15/2030 4,500 5,269
6.45%, 03/15/2037 1,800 2,605
Discovery Communications LLC
4.13%, 05/15/2029 22,000 24,039
5.30%, 05/15/2049 9,000 10,752
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 9,523
6.75%, 06/15/2039 6,000 7,797
7.30%, 07/01/2038 7,750 10,543
Walt Disney Co/The
2.00%, 09/01/2029 28,000 27,694
4.50%, 02/15/2021 7,000 7,204
6.40%, 12/15/2035 8,900 13,145
$ 195,460
Oil & Gas - 2.74%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 10,576
3.41%, 02/11/2026 13,000 13,953
3.94%, 09/21/2028 13,000 14,565
BP Capital Markets PLC
2.50%, 11/06/2022 7,000 7,150
3.56%, 11/01/2021 17,000 17,558
Canadian Natural Resources Ltd
3.80%, 04/15/2024 35,000 37,264
Helmerich & Payne Inc
4.65%, 03/15/2025 7,000 7,681
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 9,786
5.38%, 10/01/2022 11,000 11,111
Nabors Industries Inc
5.00%, 09/15/2020 3,453 3,479
5.10%, 09/15/2023 5,000 4,563
Phillips 66
4.30%, 04/01/2022 28,000 29,435
Rowan Cos Inc
4.88%, 06/01/2022 8,650 6,401
Suncor Energy Inc
3.60%, 12/01/2024 18,000 19,206
4.00%, 11/15/2047 4,500 4,909
9.25%, 10/15/2021 9,475 10,636
W&T Offshore Inc
9.75%, 11/01/2023
(h)
6,750 6,391
Whiting Petroleum Corp
5.75%, 03/15/2021 19,150 17,905
$ 232,569
Oil & Gas Services - 0.55%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(h)
10,000 10,475
4.00%, 12/21/2025
(h)
33,000 36,230
$ 46,705

Schedule of Investments
Core Fixed Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 1.55%
Drug Royalty III LP 1
3.43%, 10/15/2031
(h)
$ 2,632 $ 2,628
1.00 x 3 Month USD LIBOR + 1.60%
3.60%, 04/15/2027
(h)
1,595 1,600
3.98%, 04/15/2027
(h)
443 444
4.27%, 10/15/2031
(h)
3,384 3,490
4.33%, 04/15/2027
(h)
1,684 1,693
1.00 x 3 Month USD LIBOR + 2.50%
PFS Financing Corp
2.23%, 09/15/2023
(h)
40,000 40,018
1.00 x 1 Month USD LIBOR + 0.55%
2.23%, 04/15/2024
(h)
13,000 13,021
1.00 x 1 Month USD LIBOR + 0.55%
Trafigura Securitisation Finance PLC 2017-1
2.53%, 12/15/2020
(h)
17,000 17,007
1.00 x 1 Month USD LIBOR + 0.85%
Verizon Owner Trust 2017-3
1.92%, 04/20/2022
(h)
9,258 9,264
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2019-C
2.07%, 04/22/2024 42,500 42,702
1.00 x 1 Month USD LIBOR + 0.42%
$ 131,867
Packaging & Containers - 0.12%
Sealed Air Corp
5.50%, 09/15/2025
(h)
2,000 2,193
6.88%, 07/15/2033
(h)
6,900 8,176
$ 10,369
Pharmaceuticals - 2.22%
AbbVie Inc
2.15%, 11/19/2021
(h)
33,000 33,211
2.30%, 11/21/2022
(h)
18,000 18,179
2.90%, 11/06/2022 14,650 15,042
Bristol-Myers Squibb Co
3.20%, 06/15/2026
(h)
20,000 21,274
3.40%, 07/26/2029
(h)
27,000 29,585
3.45%, 11/15/2027
(h)
9,000 9,834
3.90%, 02/20/2028
(h)
10,500 11,780
CVS Health Corp
3.00%, 08/15/2026 7,000 7,266
4.30%, 03/25/2028 13,000 14,405
5.05%, 03/25/2048 23,000 27,879
$ 188,455
Pipelines - 1.70%
ANR Pipeline Co
9.63%, 11/01/2021 900 1,015
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,356
4.15%, 07/01/2023 10,000 10,111
4.35%, 10/15/2024 8,000 8,072
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 13,201
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 14,521
NGPL PipeCo LLC
4.88%, 08/15/2027
(h)
22,000 23,797
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 14,635
Southeast Supply Header LLC
4.25%, 06/15/2024
(h)
14,650 15,051
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 6,882
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032
(j)
2,000 2,835
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
TransCanada PipeLines Ltd
6.10%, 06/01/2040 $ 7,000 $ 9,375
7.25%, 08/15/2038 10,000 14,808
$ 144,659
REITs - 9.10%
Alexandria Real Estate Equities Inc
2.75%, 12/15/2029 14,500 14,783
3.38%, 08/15/2031 30,000 32,372
4.30%, 01/15/2026 9,900 11,026
American Tower Corp
2.40%, 03/15/2025 7,000 7,092
2.75%, 01/15/2027 53,000 54,083
3.30%, 02/15/2021 6,000 6,082
3.38%, 10/15/2026 5,000 5,311
CBL & Associates LP
5.95%, 12/15/2026 13,750 6,880
Crown Castle International Corp
3.10%, 11/15/2029 8,000 8,283
4.00%, 11/15/2049 17,000 18,773
4.30%, 02/15/2029 13,000 14,693
CubeSmart LP
3.00%, 02/15/2030 18,000 18,461
4.00%, 11/15/2025 5,000 5,450
4.38%, 12/15/2023 8,000 8,605
4.38%, 02/15/2029 2,000 2,266
4.80%, 07/15/2022 16,800 17,778
Duke Realty LP
2.88%, 11/15/2029 12,500 12,849
3.25%, 06/30/2026 5,000 5,293
3.38%, 12/15/2027 25,000 26,849
3.88%, 10/15/2022 3,000 3,138
4.38%, 06/15/2022 4,000 4,204
Healthcare Realty Trust Inc
3.63%, 01/15/2028 3,500 3,719
3.88%, 05/01/2025 5,000 5,358
Healthpeak Properties Inc
3.00%, 01/15/2030 50,000 51,397
Omega Healthcare Investors Inc
3.63%, 10/01/2029 32,000 33,070
4.75%, 01/15/2028 7,000 7,821
5.25%, 01/15/2026 8,000 9,058
Physicians Realty LP
4.30%, 03/15/2027 17,900 19,575
SBA Tower Trust
2.84%, 01/15/2050
(h)
30,000 31,052
Service Properties Trust
4.35%, 10/01/2024 12,000 12,639
4.50%, 06/15/2023 5,000 5,247
4.65%, 03/15/2024 5,650 5,953
4.95%, 02/15/2027 5,900 6,235
5.00%, 08/15/2022 14,650 15,439
Simon Property Group LP
2.00%, 09/13/2024 32,000 32,247
2.75%, 02/01/2023 7,000 7,209
STORE Capital Corp
4.63%, 03/15/2029 33,500 38,271
Ventas Realty LP
3.00%, 01/15/2030 8,000 8,173
3.85%, 04/01/2027 21,000 22,717
Ventas Realty LP / Ventas Capital Corp
3.25%, 08/15/2022 9,650 9,954
Welltower Inc
2.70%, 02/15/2027 12,000 12,285
3.10%, 01/15/2030 23,000 23,984
3.75%, 03/15/2023 3,000 3,151
4.13%, 03/15/2029 6,000 6,727
4.25%, 04/15/2028 4,000 4,490
4.50%, 01/15/2024 5,000 5,445

Schedule of Investments
Core Fixed Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Weyerhaeuser Co
3.25%, 03/15/2023 $ 5,000 $ 5,158
4.70%, 03/15/2021 13,800 14,143
7.38%, 03/15/2032 40,000 56,679
WP Carey Inc
3.85%, 07/15/2029 30,000 32,422
$ 773,889
Savings & Loans - 0.08%
First Niagara Financial Group Inc
7.25%, 12/15/2021 6,500 7,120
Software - 0.74%
Oracle Corp
2.50%, 05/15/2022 35,000 35,633
2.95%, 05/15/2025 25,900 27,355
$ 62,988
Telecommunications - 1.71%
Corning Inc
2.90%, 05/15/2022 5,000 5,127
4.75%, 03/15/2042 4,650 5,404
5.45%, 11/15/2079 35,000 40,174
Crown Castle Towers LLC
4.24%, 07/15/2048
(h)
13,000 14,623
Qwest Corp
6.75%, 12/01/2021 20,800 22,295
Sprint Corp
7.88%, 09/15/2023 7,750 8,233
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(h)
16,844 16,981
5.15%, 03/20/2028
(h)
16,500 17,985
T-Mobile USA Inc
0.00%, 03/01/2025
(d),(e),(f)
14,000 —
6.38%, 03/01/2025 14,000 14,451
$ 145,273
Transportation - 0.62%
Ryder System Inc
2.90%, 12/01/2026 51,000 53,036
Trailer Bridge Inc
0.00%, 11/15/2011
(d),(e),(f)
14,000 —
$ 53,036
Trucking & Leasing - 0.52%
Penske Truck Leasing Co Lp / PTL Finance Corp
2.70%, 11/01/2024
(h)
28,000 28,674
3.45%, 07/01/2024
(h)
9,000 9,498
4.88%, 07/11/2022
(h)
5,500 5,879
$ 44,051
TOTAL BONDS $ 4,931,917
SENIOR FLOATING RATE INTERESTS
- 0.24%
Principal
Amount (000's) Value (000's)
Pipelines - 0.10%
BCP Renaissance Parent LLC
5.44%, 10/31/2024
(l)
$ 9,604 $ 8,680
3 Month USD LIBOR + 2.00%
Software - 0.14%
Ivanti Software Inc
10.70%, 01/20/2025
(l)
12,250 11,982
3 Month USD LIBOR + 3.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 20,662
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 37.07%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.99%
3.00%, 10/01/2042 $ 8,451 $ 8,777
3.00%, 10/01/2042 8,894 9,239
3.00%, 11/01/2042 8,893 9,238
3.00%, 06/01/2043 10,378 10,772
3.00%, 12/01/2046 16,733 17,303
3.00%, 07/01/2047 20,585 21,212
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 10/01/2041 $ 4,200 $ 4,444
3.50%, 04/01/2042 4,904 5,195
3.50%, 04/01/2042 6,694 7,078
3.50%, 04/01/2045 8,916 9,513
3.50%, 03/01/2048 18,796 20,025
4.00%, 04/01/2039 3,365 3,675
4.00%, 02/01/2045 4,451 4,708
4.00%, 02/01/2046 10,359 11,058
4.00%, 06/01/2046 10,146 10,830
4.50%, 07/01/2039 4,677 5,113
4.50%, 12/01/2040 4,436 4,850
4.50%, 10/01/2041 5,608 6,132
9.00%, 01/01/2025 2 2
$ 169,164
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16.50%
3.00%, 03/01/2042 7,074 7,346
3.00%, 03/01/2042 7,661 7,954
3.00%, 05/01/2042 7,840 8,141
3.00%, 06/01/2042 7,624 7,917
3.00%, 06/01/2042 7,081 7,353
3.00%, 08/01/2049 48,508 50,059
3.00%, 09/01/2049 46,035 47,146
3.00%, 10/01/2049 48,566 49,824
3.00%, 10/01/2049 49,246 50,777
3.00%, 11/01/2049 49,288 50,813
3.00%, 11/01/2049 60,637 62,101
3.00%, 11/01/2049 48,504 49,968
3.50%, 12/01/2040 5,059 5,350
3.50%, 01/01/2041 3,327 3,518
3.50%, 01/01/2041 3,670 3,881
3.50%, 12/01/2041 3,070 3,244
3.50%, 01/01/2042 4,949 5,278
3.50%, 03/01/2042 5,335 5,643
3.50%, 04/01/2042 7,514 7,947
3.50%, 02/01/2043 8,633 9,207
3.50%, 03/01/2045 9,410 10,034
3.50%, 06/01/2045 13,226 13,991
3.50%, 07/01/2045 10,262 10,856
3.50%, 11/01/2045 12,854 13,623
3.50%, 05/01/2046 10,947 11,457
3.50%, 06/01/2046 9,159 9,581
3.50%, 08/01/2047 44,924 46,871
3.50%, 11/01/2047 21,780 22,730
3.50%, 12/01/2047 47,427 49,437
3.50%, 09/01/2048 18,958 19,596
3.50%, 06/01/2049 45,885 47,574
3.50%, 07/01/2049 47,076 48,771
3.50%, 09/01/2049 46,291 47,987
3.50%, 09/01/2049 47,637 49,344
3.50%, 11/01/2049 39,802 41,276
3.50%, 11/01/2049 49,817 52,104
3.50%, 12/01/2049 40,704 42,211
4.00%, 09/01/2040 5,092 5,485
4.00%, 10/01/2041 3,968 4,272
4.00%, 11/01/2041 6,607 7,119
4.00%, 04/01/2042 4,820 5,189
4.00%, 08/01/2043 8,027 8,652
4.00%, 08/01/2043 6,728 7,241
4.00%, 11/01/2043 7,017 7,525
4.00%, 11/01/2043 9,341 10,130
4.00%, 02/01/2044 9,062 9,772
4.00%, 07/01/2044 5,627 6,002
4.00%, 09/01/2044 6,246 6,662
4.00%, 11/01/2044 7,798 8,350
4.00%, 09/01/2045 16,023 17,208
4.00%, 08/01/2046 11,599 12,450
4.00%, 01/01/2047 11,284 11,911

Schedule of Investments
Core Fixed Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 08/01/2047 $ 14,712 $ 15,517
4.00%, 09/01/2048 40,492 42,363
4.00%, 10/01/2048 19,418 20,318
4.00%, 07/01/2049 43,217 45,269
4.00%, 09/01/2049 32,395 34,239
4.00%, 10/01/2049 47,382 50,479
4.50%, 08/01/2040 6,513 7,107
4.50%, 10/01/2040 3,897 4,259
4.50%, 12/01/2040 5,177 5,658
4.50%, 08/01/2041 5,775 6,312
4.50%, 10/01/2043 3,309 3,584
4.50%, 05/01/2044 6,615 7,081
4.50%, 06/01/2046 7,529 8,072
4.50%, 05/01/2047 12,074 12,831
4.50%, 05/01/2047 11,092 11,797
4.50%, 02/01/2049 17,862 18,887
6.50%, 04/01/2032 14 15
$ 1,402,666
Government National Mortgage Association (GNMA) - 0.54%
3.00%, 02/20/2046 44,396 46,168
U.S. Treasury - 18.04%
1.50%, 08/15/2026 40,000 40,202
1.63%, 06/30/2020 40,000 40,006
1.63%, 11/15/2022 40,000 40,341
1.63%, 02/15/2026 40,000 40,523
1.63%, 08/15/2029 40,000 40,389
1.75%, 05/15/2022 40,000 40,378
1.75%, 05/15/2023 40,000 40,564
1.75%, 11/15/2029 40,000 40,833
2.00%, 02/28/2021 40,000 40,214
2.00%, 11/15/2021 40,000 40,453
2.00%, 02/15/2025 40,000 41,278
2.00%, 11/15/2026 40,000 41,473
2.13%, 05/15/2025 40,000 41,569
2.25%, 11/15/2024 40,000 41,695
2.25%, 02/15/2027 40,000 42,184
2.25%, 08/15/2027 40,000 42,294
2.25%, 11/15/2027 40,000 42,336
2.25%, 08/15/2046 40,000 41,797
2.25%, 08/15/2049 40,000 42,109
2.38%, 02/29/2024 40,000 41,664
2.38%, 05/15/2029 40,000 42,995
2.50%, 02/15/2022 40,000 40,919
2.50%, 05/15/2024 40,000 41,948
2.63%, 11/15/2020 40,000 40,333
2.63%, 02/28/2023 40,000 41,580
2.63%, 02/15/2029 40,000 43,792
2.75%, 11/15/2023 40,000 42,113
2.75%, 02/15/2028 40,000 43,892
2.75%, 08/15/2047 40,000 46,180
2.88%, 08/15/2028 40,000 44,452
3.00%, 09/30/2025 40,000 43,528
3.00%, 11/15/2045 40,000 47,853
3.13%, 05/15/2021 40,000 40,839
3.13%, 11/15/2028 40,000 45,355
3.63%, 02/15/2044 40,000 52,339
3.75%, 11/15/2043 40,000 53,253
$ 1,533,673
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,151,671
Total Investments $ 8,455,314
Other Assets and Liabilities -  0.55% 46,954
TOTAL NET ASSETS - 100.00% $ 8,502,268
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $559 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $25,168 or
0.30% of net assets.
(g) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $652,200 or 7.67% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security or a portion of the security was on loan at the end of the period.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22.99%
Mortgage Securities 19.03%
Government 18.04%
Utilities 9.16%
Consumer, Non-cyclical 5.51%
Energy 5.09%
Communications 5.03%
Money Market Funds 3.83%
Asset Backed Securities 3.53%
Industrial 2.54%
Consumer, Cyclical 1.79%
Technology 1.74%
Basic Materials 1.17%
Other Assets and Liabilities
0.55%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 1,067,368 $ 1,588,123 $ 2,330,154 $ 325,337
$ 1,067,368 $ 1,588,123 $ 2,330,154 $ 325,337
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 2,316 $ — $ — $ —
$ 2,316 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012 - 05/28/2019 $ 21,314 $ 25,167 0.30%
Total $ 25,167 0.30%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.72% Shares Held Value (000's)
Money Market Funds - 4.72%
BlackRock Liquidity FedFund 1.49%
(a),(b)
2,100,241 $ 2,100
Principal Government Money Market Fund
1.43%
(a),(c)
24,889,699 24,890
$ 26,990
TOTAL INVESTMENT COMPANIES $ 26,990
COMMON STOCKS - 0.03% Shares Held Value (000's)
Oil & Gas - 0.01%
Chaparral Energy Inc - A Shares
(d)
73,263 75
Retail - 0.02%
Claire's Holdings LLC
(d),(e),(f)
232 128
TOTAL COMMON STOCKS $ 203
PREFERRED STOCKS - 0.67% Shares Held Value (000's)
Sovereign - 0.67%
CoBank ACB 6.20%, 01/01/2025
(g)
35,000 $ 3,815
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,815
BONDS - 54.77%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.77%
Air 2 US
8.63%, 10/01/2020
(h)
$ 5 $ 5
Boeing Co/The
2.70%, 02/01/2027 1,965 2,004
2.80%, 03/01/2024 595 610
3.20%, 03/01/2029 500 526
3.50%, 03/01/2039 740 777
3.75%, 02/01/2050 105 113
3.90%, 05/01/2049 120 131
Bombardier Inc
6.13%, 01/15/2023
(h)
300 296
7.50%, 03/15/2025
(h)
575 553
Lockheed Martin Corp
4.09%, 09/15/2052 210 259
SSL Robotics LLC
9.75%, 12/31/2023
(h)
215 236
TransDigm Inc
6.25%, 03/15/2026
(h)
115 124
7.50%, 03/15/2027 610 668
Triumph Group Inc
6.25%, 09/15/2024
(h)
195 201
7.75%, 08/15/2025 285 279
United Technologies Corp
3.95%, 08/16/2025 985 1,087
4.13%, 11/16/2028 400 461
4.45%, 11/16/2038 715 881
4.50%, 06/01/2042 710 891
$ 10,102
Agriculture - 0.85%
Altria Group Inc
4.00%, 01/31/2024 165 177
5.80%, 02/14/2039 380 460
5.95%, 02/14/2049 120 151
BAT Capital Corp
2.50%, 08/14/2020 110 110
3 Month USD LIBOR + 0.59%
2.76%, 08/15/2022 835 852
3.22%, 08/15/2024 1,255 1,305
4.54%, 08/15/2047 25 26
JBS Investments II GmbH
7.00%, 01/15/2026
(h)
200 218
Reynolds American Inc
5.70%, 08/15/2035 635 759
6.88%, 05/01/2020 795 804
$ 4,862
Airlines - 1.14%
American Airlines 2013-1 Class B Pass Through
Trust
5.63%, 07/15/2022
(h)
151 154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 $ 576 $ 604
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 748 804
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 1,343 1,417
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 1,211 1,287
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 952 1,024
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 766 810
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 407 435
$ 6,535
Automobile Asset Backed Securities - 0.29%
Americredit Automobile Receivables Trust 2018-2
2.86%, 11/18/2021 65 65
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02/22/2021
(h)
284 285
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(h)
1,304 1,313
$ 1,663
Automobile Manufacturers - 0.37%
Ford Motor Credit Co LLC
3.34%, 03/28/2022 500 507
General Motors Co
6.25%, 10/02/2043 525 621
General Motors Financial Co Inc
3.45%, 01/14/2022 730 747
Navistar International Corp
6.63%, 11/01/2025
(h)
243 254
$ 2,129
Banks - 6.20%
Bancolombia SA
3.00%, 01/29/2025 200 201
Bank of America Corp
2.88%, 10/22/2030
(i)
425 441
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(i)
440 467
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(i)
260 275
3 Month USD LIBOR + 0.97%
4.10%, 07/24/2023 475 511
4.20%, 08/26/2024 1,585 1,724
4.25%, 10/22/2026 915 1,021
4.30%, 12/31/2099
(g),(i)
400 400
3 Month USD LIBOR + 2.66%
Barclays PLC
5.09%, 06/20/2030
(i)
400 460
3 Month USD LIBOR + 3.05%
7.75%, 12/31/2049
(g),(i)
200 219
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.00%, 08/15/2022 190 202
5.80%, 12/31/2049
(g),(i),(j)
310 318
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.52%, 10/27/2028
(i)
280 301
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 185 241

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.70%, 12/31/2049
(g),(i)
$ 175 $ 178
United States Secured Overnight Financing
Rate + 3.23%
Cooperatieve Rabobank UA
3.95%, 11/09/2022 570 599
Credit Suisse Group AG
5.10%, 12/31/2049
(g),(h),(i),(j)
400 404
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
Credit Suisse Group Funding Guernsey Ltd
4.88%, 05/15/2045 375 490
Danske Bank A/S
3.00%, 09/20/2022
(h),(i)
760 770
3 Month USD LIBOR + 1.25%
Deutsche Bank AG
4.30%, 05/24/2028
(i)
375 372
USD Swap Semi-Annual 5 Year + 2.25%
First Republic Bank/CA
4.63%, 02/13/2047 1,200 1,479
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 405 431
3.85%, 01/26/2027 388 421
5.75%, 01/24/2022 800 860
6.75%, 10/01/2037 465 664
HSBC Holdings PLC
2.63%, 11/07/2025
(i)
500 508
3 Month USD LIBOR + 1.14%
4.25%, 03/14/2024 840 902
JPMorgan Chase & Co
3.21%, 04/01/2023
(i)
220 226
3 Month USD LIBOR + 0.70%
3.96%, 11/15/2048
(i)
105 123
3 Month USD LIBOR + 1.38%
4.35%, 08/15/2021 545 567
4.60%, 12/31/2099
(g),(i)
1,530 1,559
United States Secured Overnight Financing
Rate + 3.13%
4.95%, 06/01/2045 155 204
5.50%, 10/15/2040 345 479
Morgan Stanley
4.43%, 01/23/2030
(i)
95 110
3 Month USD LIBOR + 1.63%
5.00%, 11/24/2025 530 606
5.55%, 12/31/2049
(g),(i)
1,151 1,167
3 Month USD LIBOR + 3.81%
6.38%, 07/24/2042 130 198
Popular Inc
6.13%, 09/14/2023 145 156
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024 2,439 2,688
7.50%, 12/31/2049
(g),(i)
1,291 1,321
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
(h)
1,440 1,566
Skandinaviska Enskilda Banken AB
5.75%, 12/31/2049
(g),(i)
2,197 2,210
USD Swap Semi-Annual 5 Year + 3.85%
Societe Generale SA
2.63%, 01/22/2025
(h)
585 592
Standard Chartered PLC
2.82%, 01/30/2026
(h),(i)
520 527
3 Month USD LIBOR + 1.21%
Svenska Handelsbanken AB
3.90%, 11/20/2023 425 458
Synchrony Bank
3.00%, 06/15/2022 1,415 1,449
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
6.88%, 12/31/2049
(g),(i)
$ 1,115 $ 1,158
USD Swap Rate NY 5 Year + 5.50%
US Bancorp
3.00%, 07/30/2029 175 184
Wells Fargo & Co
3.75%, 01/24/2024 360 384
4.40%, 06/14/2046 465 547
Westpac Banking Corp
4.11%, 07/24/2034
(i)
125 134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 240 275
Zions Bancorp NA
3.50%, 08/27/2021 1,672 1,714
$ 35,461
Beverages - 0.65%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 923
4.90%, 02/01/2046 420 522
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 805 931
Constellation Brands Inc
3.70%, 12/06/2026 390 424
4.40%, 11/15/2025 660 737
Corp Lindley SA
6.75%, 11/23/2021
(h)
14 14
6.75%, 11/23/2021 14 15
Keurig Dr Pepper Inc
3.55%, 05/25/2021 155 159
$ 3,725
Building Materials - 0.10%
Builders FirstSource Inc
5.63%, 09/01/2024
(h)
193 200
6.75%, 06/01/2027
(h)
270 296
Norbord Inc
5.75%, 07/15/2027
(h)
100 105
$ 601
Chemicals - 0.72%
Aruba Investments Inc
8.75%, 02/15/2023
(h)
295 296
Blue Cube Spinco LLC
9.75%, 10/15/2023 125 133
Braskem Idesa SAPI
7.45%, 11/15/2029
(h)
250 264
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(h)
250 251
CF Industries Inc
4.95%, 06/01/2043 310 332
CNAC HK Finbridge Co Ltd
4.63%, 03/14/2023 350 370
Consolidated Energy Finance SA
5.64%, 06/15/2022
(h)
250 248
3 Month USD LIBOR + 3.75%
6.88%, 06/15/2025
(h)
735 728
DuPont de Nemours Inc
5.32%, 11/15/2038 525 637
5.42%, 11/15/2048 275 343
Equate Petrochemical BV
3.00%, 03/03/2022 375 378
NOVA Chemicals Corp
5.25%, 08/01/2023
(h)
130 132
$ 4,112
Commercial Mortgage Backed Securities - 5.36%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,000 1,070

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2013-CCRE11 Mortgage Trust
1.09%, 08/10/2050
(k),(l)
$ 51,218 $ 1,545
COMM 2013-CCRE6 Mortgage Trust
4.22%, 03/10/2046
(h),(l)
500 505
COMM 2013-CCRE8 Mortgage Trust
4.09%, 06/10/2046
(h),(l)
3,000 3,148
COMM 2015-CCRE22 Mortgage Trust
4.25%, 03/10/2048
(l)
1,611 1,714
COMM 2015-PC1 Mortgage Trust
4.29%, 07/10/2050
(l)
2,000 2,188
Credit Suisse Commercial Mortgage Trust Series
2006-C5
1.09%, 12/15/2039
(k),(l)
640 6
CSAIL 2018-CX11 Commercial Mortgage Trust
4.03%, 04/15/2051
(l)
1,000 1,128
GS Mortgage Securities Trust 2012-GCJ7
2.35%, 05/10/2045
(k),(l)
11,249 294
GS Mortgage Securities Trust 2013-GC16
1.21%, 11/10/2046
(k),(l)
20,187 679
5.49%, 11/10/2046
(l)
800 879
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046
(l)
555 576
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.60%, 08/15/2046
(h),(l)
800 831
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.65%, 12/15/2047
(k),(l)
10,200 346
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
1.10%, 12/15/2046
(k),(l)
8,666 259
JPMBB Commercial Mortgage Securities Trust
2013-C15
1.24%, 11/15/2045
(k),(l)
22,542 746
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.97%, 02/15/2047
(l)
2,700 2,832
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.91%, 04/15/2047
(k),(l)
23,964 499
JPMBB Commercial Mortgage Securities Trust
2014-C24
1.07%, 11/15/2047
(k),(l)
7,715 216
4.06%, 11/15/2047
(h),(l)
1,000 950
LB-UBS Commercial Mortgage Trust 2005-C3
0.97%, 07/15/2040
(h),(k),(l)
1,873 2
LB-UBS Commercial Mortgage Trust 2007-C1
0.35%, 02/15/2040
(k),(l)
253 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.37%, 08/15/2046
(k),(l)
18,973 160
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.16%, 06/15/2047
(k),(l)
20,303 672
4.93%, 06/15/2047
(l)
4,250 4,439
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30
3.18%, 09/15/2049 1,571 1,629
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.20%, 10/15/2030
(h),(k),(l)
21,855 503
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.77%, 12/10/2045
(h),(k),(l)
19,409 682
WFRBS Commercial Mortgage Trust 2014-C22
4.37%, 09/15/2057
(l)
2,000 2,148
$ 30,646
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.64%
Ahern Rentals Inc
7.38%, 05/15/2023
(h)
$ 360 $ 285
DP World PLC
6.85%, 07/02/2037 340 454
Global Payments Inc
2.65%, 02/15/2025 500 512
GW B-CR Security Corp
9.50%, 11/01/2027
(h)
268 286
PayPal Holdings Inc
2.20%, 09/26/2022 590 597
2.65%, 10/01/2026 330 340
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(h)
180 178
Refinitiv US Holdings Inc
8.25%, 11/15/2026
(h)
335 373
Tms International Holding Corp
7.25%, 08/15/2025
(h)
335 317
United Rentals North America Inc
4.63%, 10/15/2025 175 179
4.88%, 01/15/2028 55 57
5.88%, 09/15/2026 95 101
$ 3,679
Computers - 0.66%
Apple Inc
3.35%, 02/09/2027 550 597
4.65%, 02/23/2046 315 409
Dell International LLC / EMC Corp
4.00%, 07/15/2024
(h)
350 373
4.42%, 06/15/2021
(h)
735 758
4.90%, 10/01/2026
(h)
1,485 1,653
$ 3,790
Distribution & Wholesale - 0.08%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(h)
110 111
5.88%, 05/15/2026
(h)
305 321
$ 432
Diversified Financial Services - 1.12%
Avation Capital SA
6.50%, 05/15/2021
(h)
200 207
Blackstone Holdings Finance Co LLC
2.50%, 01/10/2030
(h)
65 66
3.50%, 09/10/2049
(h)
120 127
Brookfield Finance Inc
4.00%, 04/01/2024 888 958
4.70%, 09/20/2047 100 122
Credit Acceptance Corp
5.13%, 12/31/2024
(h)
155 162
6.63%, 03/15/2026
(h)
445 480
7.38%, 03/15/2023 540 551
CSN Islands XI Corp
6.75%, 01/28/2028
(h)
435 432
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 500 563
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(h),(l),(m)
215 220
ILFC E-Capital Trust II
4.15%, 12/21/2065
(h),(l)
155 128
Navient Corp
5.00%, 03/15/2027 115 115
6.13%, 03/25/2024 305 325
6.63%, 07/26/2021 175 184
6.75%, 06/15/2026 250 271
Nuveen Finance LLC
4.13%, 11/01/2024
(h)
505 556

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Springleaf Finance Corp
5.63%, 03/15/2023 $ 190 $ 203
6.63%, 01/15/2028 290 326
6.88%, 03/15/2025 340 383
$ 6,379
Electric - 2.55%
Alabama Power Co
3.45%, 10/01/2049 655 708
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(h),(n)
200 201
CMS Energy Corp
3.00%, 05/15/2026 275 289
4.70%, 03/31/2043 110 132
Commonwealth Edison Co
4.00%, 03/01/2049 405 477
Dominion Energy Inc
3.90%, 10/01/2025 720 786
4.25%, 06/01/2028 475 535
DTE Electric Co
3.95%, 03/01/2049 130 156
DTE Energy Co
3.40%, 06/15/2029 215 228
6.38%, 04/15/2033 81 110
Duke Energy Florida LLC
3.80%, 07/15/2028 355 397
Elwood Energy LLC
8.16%, 07/05/2026 94 104
Enel Chile SA
4.88%, 06/12/2028 260 292
Evergy Inc
2.90%, 09/15/2029 1,085 1,113
Exelon Corp
3.50%, 06/01/2022 465 479
Fortis Inc/Canada
3.06%, 10/04/2026 174 182
Georgia Power Co
3.70%, 01/30/2050 105 114
4.30%, 03/15/2043 130 152
Indiantown Cogeneration LP
9.77%, 12/15/2020 112 116
Louisville Gas & Electric Co
4.25%, 04/01/2049 180 218
MidAmerican Energy Co
3.15%, 04/15/2050 130 137
National Rural Utilities Cooperative Finance Corp
4.75%, 04/30/2043
(i)
355 371
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 800 869
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(h)
270 282
Northern States Power Co/MN
2.90%, 03/01/2050 235 236
NRG Energy Inc
5.25%, 06/15/2029
(h)
390 420
7.25%, 05/15/2026 120 130
PPL WEM Ltd / Western Power Distribution PLC
5.38%, 05/01/2021
(h)
2,410 2,480
Southern California Edison Co
4.20%, 03/01/2029 500 568
4.88%, 03/01/2049 500 616
Southern Co/The
5.50%, 03/15/2057
(i)
180 188
3 Month USD LIBOR + 3.63%
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 250 268
Tucson Electric Power Co
4.85%, 12/01/2048 100 128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Virginia Electric & Power Co
3.80%, 04/01/2028 $ 225 $ 249
4.60%, 12/01/2048 95 123
Vistra Operations Co LLC
5.00%, 07/31/2027
(h)
200 206
5.63%, 02/15/2027
(h)
230 239
Xcel Energy Inc
2.60%, 12/01/2029 300 304
$ 14,603
Electrical Components & Equipment - 0.03%
Energizer Holdings Inc
5.50%, 06/15/2025
(h)
140 145
Engineering & Construction - 0.02%
MasTec Inc
4.88%, 03/15/2023 130 131
Entertainment - 0.24%
Boyne USA Inc
7.25%, 05/01/2025
(h)
125 136
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(h)
205 208
CCM Merger Inc
6.00%, 03/15/2022
(h)
195 198
Eldorado Resorts Inc
6.00%, 09/15/2026 190 208
Enterprise Development Authority/The
12.00%, 07/15/2024
(h)
185 212
Scientific Games International Inc
7.00%, 05/15/2028
(h)
65 68
7.25%, 11/15/2029
(h)
300 322
$ 1,352
Environmental Control - 0.54%
Republic Services Inc
2.50%, 08/15/2024 940 963
Waste Connections Inc
2.60%, 02/01/2030 300 304
4.25%, 12/01/2028 1,110 1,272
Waste Management Inc
3.20%, 06/15/2026 510 545
$ 3,084
Food - 0.55%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(h)
140 142
4.88%, 02/15/2030
(h),(n)
60 62
5.88%, 02/15/2028
(h)
75 80
6.63%, 06/15/2024 125 130
7.50%, 03/15/2026
(h)
235 260
Ingles Markets Inc
5.75%, 06/15/2023 151 154
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(h)
375 388
Kraft Heinz Foods Co
2.80%, 07/02/2020 36 36
3.50%, 06/06/2022 435 451
6.50%, 02/09/2040 480 607
McCormick & Co Inc/MD
3.15%, 08/15/2024 250 262
Post Holdings Inc
5.00%, 08/15/2026
(h)
410 423
TreeHouse Foods Inc
4.88%, 03/15/2022 135 135
$ 3,130
Gas - 0.27%
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029 230 237
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 615 674

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Southern California Gas Co
2.55%, 02/01/2030 $ 300 $ 308
Southern Co Gas Capital Corp
4.40%, 05/30/2047 295 345
$ 1,564
Healthcare - Products - 0.57%
Abbott Laboratories
3.75%, 11/30/2026 690 766
4.90%, 11/30/2046 275 370
Boston Scientific Corp
3.45%, 03/01/2024 585 619
4.00%, 03/01/2029 610 689
4.70%, 03/01/2049 425 535
Medtronic Inc
4.38%, 03/15/2035 204 252
$ 3,231
Healthcare - Services - 0.57%
Centene Corp
4.25%, 12/15/2027
(h)
35 37
4.63%, 12/15/2029
(h)
230 247
4.75%, 05/15/2022 130 132
5.25%, 04/01/2025
(h)
500 518
5.38%, 06/01/2026
(h)
420 447
HCA Healthcare Inc
6.25%, 02/15/2021 120 124
HCA Inc
4.50%, 02/15/2027 130 143
5.50%, 06/15/2047 95 113
5.88%, 02/01/2029 685 808
Tenet Healthcare Corp
4.63%, 09/01/2024
(h)
110 113
5.13%, 11/01/2027
(h)
300 316
8.13%, 04/01/2022 70 77
UnitedHealth Group Inc
3.50%, 08/15/2039 150 161
$ 3,236
Home Builders - 0.31%
Forestar Group Inc
8.00%, 04/15/2024
(h)
560 611
Installed Building Products Inc
5.75%, 02/01/2028
(h)
305 324
KB Home
7.63%, 05/15/2023 110 124
Lennar Corp
4.88%, 12/15/2023 125 134
LGI Homes Inc
6.88%, 07/15/2026
(h)
325 343
TRI Pointe Group Inc
4.88%, 07/01/2021 130 134
Williams Scotsman International Inc
7.88%, 12/15/2022
(h)
77 80
$ 1,750
Home Equity Asset Backed Securities - 0.13%
First NLC Trust 2005-1
1.10%, 05/25/2035 226 213
1.00 x 1 Month USD LIBOR + 0.50%
JP Morgan Mortgage Acquisition Trust
2006-CW2
1.81%, 08/25/2036 52 52
1.00 x 1 Month USD LIBOR + 0.15%
Saxon Asset Securities Trust 2004-1
2.53%, 03/25/2035 272 159
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
2.43%, 02/25/2035 303 301
1.00 x 1 Month USD LIBOR + 0.77%
$ 725
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 2.41%
American International Group Inc
3.90%, 04/01/2026 $ 500 $ 545
4.50%, 07/16/2044 558 664
Arch Capital Finance LLC
5.03%, 12/15/2046 110 146
Markel Corp
3.35%, 09/17/2029 75 79
4.30%, 11/01/2047 175 197
PartnerRe Finance B LLC
3.70%, 07/02/2029 100 109
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(h),(i)
200 227
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(i)
790 839
3 Month USD LIBOR + 3.58%
XLIT Ltd
4.45%, 03/31/2025 6,490 7,190
5.50%, 03/31/2045 2,770 3,753
$ 13,749
Internet - 0.27%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 275 293
3.60%, 11/28/2024 250 267
Baidu Inc
4.38%, 05/14/2024 375 404
Prosus NV
3.68%, 01/21/2030
(h)
325 336
Tencent Holdings Ltd
3.80%, 02/11/2025
(h)
250 269
$ 1,569
Investment Companies - 0.15%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024
(h)
105 107
6.25%, 02/01/2022 130 132
6.25%, 05/15/2026 580 609
$ 848
Iron & Steel - 0.22%
AK Steel Corp
6.38%, 10/15/2025 85 84
7.50%, 07/15/2023 65 67
7.63%, 10/01/2021 135 135
Evraz PLC
5.25%, 04/02/2024
(h)
350 380
Steel Dynamics Inc
3.45%, 04/15/2030 225 232
Vale Overseas Ltd
6.88%, 11/21/2036 259 340
$ 1,238
Leisure Products & Services - 0.01%
NCL Corp Ltd
3.63%, 12/15/2024
(h)
85 84
Lodging - 0.17%
MGM China Holdings Ltd
5.88%, 05/15/2026
(h)
345 357
MGM Resorts International
6.00%, 03/15/2023 150 165
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(h)
220 228
Wynn Macau Ltd
5.13%, 12/15/2029
(h),(j)
250 248
$ 998

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.09%
Cloud Crane LLC
10.13%, 08/01/2024
(h)
$ 475 $ 506
Media - 2.82%
Altice Financing SA
5.00%, 01/15/2028
(h)
200 196
6.63%, 02/15/2023
(h)
415 422
7.50%, 05/15/2026
(h)
285 305
Altice Finco SA
8.13%, 01/15/2024
(h)
245 252
Altice Luxembourg SA
10.50%, 05/15/2027
(h)
265 306
AMC Networks Inc
4.75%, 12/15/2022 130 131
Cable Onda SA
4.50%, 01/30/2030
(h)
200 207
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 02/15/2023 260 262
5.13%, 05/01/2023
(h)
645 655
5.38%, 06/01/2029
(h)
320 342
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46%, 07/23/2022 695 734
4.80%, 03/01/2050 640 685
6.48%, 10/23/2045 200 260
Comcast Corp
3.38%, 02/15/2025 725 774
3.97%, 11/01/2047 490 562
4.60%, 10/15/2038 1,240 1,530
4.60%, 08/15/2045 630 783
4.70%, 10/15/2048 170 218
CSC Holdings LLC
5.75%, 01/15/2030
(h)
435 468
6.63%, 10/15/2025
(h)
235 248
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(h)
170 169
6.63%, 08/15/2027
(h),(j)
175 164
DISH DBS Corp
5.13%, 05/01/2020 200 201
7.75%, 07/01/2026 545 572
Fox Corp
5.48%, 01/25/2039
(h)
200 253
5.58%, 01/25/2049
(h)
285 375
Meredith Corp
6.88%, 02/01/2026 455 468
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(h)
10 10
Time Warner Cable LLC
4.00%, 09/01/2021 470 482
5.88%, 11/15/2040 780 945
UPC Holding BV
5.50%, 01/15/2028
(h)
505 525
ViacomCBS Inc
4.25%, 09/01/2023 1,360 1,465
4.38%, 03/15/2043 210 228
Virgin Media Finance PLC
5.75%, 01/15/2025
(h)
368 379
Ziggo Bond Co BV
6.00%, 01/15/2027
(h)
305 320
Ziggo BV
5.50%, 01/15/2027
(h)
220 233
$ 16,129
Metal Fabrication & Hardware - 0.08%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(h)
210 217
Park-Ohio Industries Inc
6.63%, 04/15/2027 225 228
$ 445
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.82%
BHP Billiton Finance USA Ltd
6.75%, 10/19/2075
(h),(i)
$ 385 $ 452
USD Swap Semi-Annual 5 Year + 5.09%
First Quantum Minerals Ltd
7.00%, 02/15/2021
(h)
82 82
7.25%, 04/01/2023
(h)
200 198
7.50%, 04/01/2025
(h)
390 384
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(h)
130 134
Glencore Funding LLC
3.00%, 10/27/2022
(h)
800 809
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(h)
300 342
Hudbay Minerals Inc
7.25%, 01/15/2023
(h)
130 131
7.63%, 01/15/2025
(h)
225 227
IAMGOLD Corp
7.00%, 04/15/2025
(h)
290 299
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
(h)
300 367
Novelis Corp
4.75%, 01/30/2030
(h)
370 372
Taseko Mines Ltd
8.75%, 06/15/2022
(h)
225 198
Teck Resources Ltd
6.13%, 10/01/2035 580 694
$ 4,689
Miscellaneous Manufacturers - 0.52%
General Electric Co
2.70%, 10/09/2022 765 779
5.30%, 02/11/2021 444 458
5.55%, 01/05/2026 535 624
5.88%, 01/14/2038 215 276
6.88%, 01/10/2039 200 283
Parker-Hannifin Corp
2.70%, 06/14/2024 520 538
$ 2,958
Mortgage Backed Securities - 7.07%
Fannie Mae Connecticut Avenue Securities
2.26%, 07/25/2030 4,291 4,291
1.00 x 1 Month USD LIBOR + 0.60%
Fannie Mae REMIC Trust 2005-W2
1.86%, 05/25/2035 149 149
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 84 86
3.00%, 04/25/2027
(k)
2,254 152
3.50%, 09/25/2027
(k)
3,518 289
3.50%, 11/25/2027
(k)
937 68
3.50%, 05/25/2028
(k)
1,240 90
3.50%, 03/25/2031
(k)
2,186 112
4.00%, 04/25/2043
(k)
538 62
4.34%, 11/25/2046
(k)
7,328 1,681
(1.00) x 1 Month USD LIBOR + 6.00%
4.54%, 10/25/2048
(k)
7,187 1,347
(1.00) x 1 Month USD LIBOR + 6.20%
4.84%, 12/25/2021
(k)
73 2
(1.00) x 1 Month USD LIBOR + 6.50%
4.84%, 03/25/2022
(k)
97 3
(1.00) x 1 Month USD LIBOR + 6.50%
23.39%, 08/25/2035
(k)
2 —
(10.00) x 1 Month USD LIBOR + 40.00%
Freddie Mac REMICS
2.00%, 02/15/2036 413 414
2.13%, 05/15/2049 5,594 5,594
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 09/15/2025
(k)
587 6
3.00%, 05/15/2027
(k)
2,386 137

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS   (continued)
3.00%, 10/15/2027
(k)
$ 569 $ 40
3.00%, 02/15/2029
(k)
3,592 213
3.50%, 02/15/2028
(k)
2,171 157
3.50%, 01/15/2040
(k)
2,941 217
3.50%, 03/15/2041
(k)
3,955 371
4.00%, 04/15/2025
(k)
912 15
4.97%, 05/15/2026
(k)
1,555 129
(1.00) x 1 Month USD LIBOR + 6.65%
5.07%, 09/15/2034
(k)
207 8
(1.00) x 1 Month USD LIBOR + 6.75%
Freddie Mac Structured Agency Credit Risk Debt
Notes
4.51%, 04/25/2028 971 981
1.00 x 1 Month USD LIBOR + 2.85%
Ginnie Mae
1.75%, 10/16/2037 72 71
3.50%, 02/20/2040
(k)
2,443 162
3.50%, 01/20/2043
(k)
4,104 759
4.00%, 03/16/2039
(k)
1,955 153
4.00%, 09/20/2040
(k)
2,256 273
4.39%, 11/20/2040
(k)
2,699 547
(1.00) x 1 Month USD LIBOR + 6.05%
4.39%, 05/20/2046
(k)
643 123
(1.00) x 1 Month USD LIBOR + 6.05%
4.43%, 07/16/2042
(k)
5,978 1,239
(1.00) x 1 Month USD LIBOR + 6.10%
4.49%, 08/20/2044
(k)
2,409 511
(1.00) x 1 Month USD LIBOR + 6.15%
4.49%, 03/20/2047
(k)
3,633 675
(1.00) x 1 Month USD LIBOR + 6.15%
4.50%, 05/16/2043
(k)
1,849 324
4.54%, 08/20/2042
(k)
2,747 466
(1.00) x 1 Month USD LIBOR + 6.20%
4.54%, 08/20/2047
(k)
3,094 695
(1.00) x 1 Month USD LIBOR + 6.20%
4.54%, 08/20/2047
(k)
6,195 1,780
(1.00) x 1 Month USD LIBOR + 6.20%
4.54%, 08/20/2047
(k)
1,267 260
(1.00) x 1 Month USD LIBOR + 6.20%
4.59%, 10/20/2047
(k)
2,735 619
(1.00) x 1 Month USD LIBOR + 6.25%
4.94%, 07/20/2042
(k)
6,880 1,726
(1.00) x 1 Month USD LIBOR + 6.60%
4.98%, 04/16/2042
(k)
3,073 726
(1.00) x 1 Month USD LIBOR + 6.65%
5.27%, 04/20/2041
(k)
1,369 276
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.83%, 06/25/2046
(h),(l)
5,291 5,348
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(h),(l)
4,237 4,343
Merrill Lynch Mortgage Investors Trust Series
2005-A8
2.01%, 08/25/2036 59 59
1.00 x 1 Month USD LIBOR + 0.35%
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(h),(l)
2,579 2,648
$ 40,397
Office & Business Equipment - 0.02%
Xerox Corp
4.12%, 03/15/2023 120 124
Oil & Gas - 2.70%
Alta Mesa Holdings LP / Alta Mesa Finance
Services Corp
0.00%, 12/15/2024
(d)
200 2
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(h)
$ 165 $ 117
10.00%, 04/01/2022
(h)
331 324
BP Capital Markets America Inc
3.59%, 04/14/2027 450 486
4.23%, 11/06/2028 185 212
Canadian Natural Resources Ltd
4.95%, 06/01/2047 250 303
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
1,385 —
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023 1,100 1,127
Continental Resources Inc/OK
3.80%, 06/01/2024 1,278 1,332
4.38%, 01/15/2028 215 228
4.90%, 06/01/2044 80 81
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/01/2024
(d),(h)
100 2
7.75%, 05/15/2026
(h)
800 536
Exxon Mobil Corp
2.44%, 08/16/2029 255 262
3.00%, 08/16/2039 160 166
Gulfport Energy Corp
6.38%, 05/15/2025 595 297
Laredo Petroleum Inc
9.50%, 01/15/2025 135 123
10.13%, 01/15/2028 330 294
Marathon Oil Corp
4.40%, 07/15/2027 370 405
6.60%, 10/01/2037 555 711
MEG Energy Corp
7.00%, 03/31/2024
(h)
125 126
7.13%, 02/01/2027
(h)
340 337
Nabors Industries Inc
5.75%, 02/01/2025 390 320
Oasis Petroleum Inc
6.25%, 05/01/2026
(h),(j)
305 233
6.88%, 01/15/2023
(j)
210 199
Occidental Petroleum Corp
2.60%, 08/13/2021 585 591
2.90%, 08/15/2024 475 485
3.20%, 08/15/2026 535 552
3.50%, 08/15/2029 195 201
4.40%, 08/15/2049 315 323
Petrobras Global Finance BV
5.09%, 01/15/2030
(h)
525 576
Petroleos Mexicanos
6.50%, 01/23/2029 1,000 1,066
6.95%, 01/28/2060
(h)
200 203
Sanchez Energy Corp
0.00%, 01/15/2023
(d)
100 5
0.00%, 02/15/2023
(d),(h)
130 81
Saudi Arabian Oil Co
4.25%, 04/16/2039
(h)
325 359
Shelf Drilling Holdings Ltd
8.25%, 02/15/2025
(h)
130 121
Shell International Finance BV
3.13%, 11/07/2049 500 513
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(h)
500 504
SM Energy Co
5.00%, 01/15/2024 70 64
6.63%, 01/15/2027
(j)
120 109
Southwestern Energy Co
7.75%, 10/01/2027 370 309

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 $ 410 $ 421
5.50%, 02/15/2026 120 123
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(h)
275 290
Total Capital International SA
2.83%, 01/10/2030 280 294
Ultra Resources Inc/US
6.88%, 04/15/2022
(h)
90 9
$ 15,422
Other Asset Backed Securities - 0.11%
Chase Funding Trust Series 2003-5
2.26%, 07/25/2033 612 601
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
2.12%, 12/25/2033 22 22
1.00 x 1 Month USD LIBOR + 0.46%
$ 623
Packaging & Containers - 0.48%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(h)
390 401
4.25%, 09/15/2022
(h)
275 279
6.00%, 02/15/2025
(h)
200 209
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(h)
185 191
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 555 656
Flex Acquisition Co Inc
6.88%, 01/15/2025
(h)
140 141
7.88%, 07/15/2026
(h)
95 96
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(h)
465 463
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(h)
90 92
Sealed Air Corp
4.88%, 12/01/2022
(h)
190 200
$ 2,728
Pharmaceuticals - 2.71%
AbbVie Inc
2.30%, 11/21/2022
(h)
1,020 1,030
2.60%, 11/21/2024
(h)
380 388
2.95%, 11/21/2026
(h)
405 418
3.38%, 11/14/2021 25 26
4.05%, 11/21/2039
(h)
250 272
Bausch Health Americas Inc
8.50%, 01/31/2027
(h)
385 436
Bausch Health Cos Inc
5.00%, 01/30/2028
(h)
80 81
6.50%, 03/15/2022
(h)
130 132
Bayer US Finance II LLC
3.38%, 07/15/2024
(h)
300 315
3.88%, 12/15/2023
(h)
1,890 2,019
4.25%, 12/15/2025
(h)
1,015 1,120
Becton Dickinson and Co
3.36%, 06/06/2024 690 727
3.70%, 06/06/2027 504 547
4.69%, 12/15/2044 553 680
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(h)
725 757
4.13%, 06/15/2039
(h)
650 778
4.25%, 10/26/2049
(h)
445 548
Cigna Corp
3.75%, 07/15/2023 900 952
4.13%, 11/15/2025 225 248
4.90%, 12/15/2048 165 202
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp
3.00%, 08/15/2026 $ 560 $ 581
3.70%, 03/09/2023 435 456
4.88%, 07/20/2035 570 680
Zoetis Inc
3.90%, 08/20/2028 1,130 1,263
4.45%, 08/20/2048 685 860
$ 15,516
Pipelines - 2.24%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(h)
300 327
Buckeye Partners LP
3.95%, 12/01/2026 205 202
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(h)
185 186
Energy Transfer Operating LP
3.75%, 05/15/2030 180 184
4.50%, 04/15/2024 515 554
5.00%, 05/15/2050 265 273
5.15%, 03/15/2045 160 166
6.25%, 04/15/2049 300 356
Enterprise Products Operating LLC
3.13%, 07/31/2029 430 446
3.95%, 01/31/2060 185 187
4.20%, 01/31/2050 430 463
5.38%, 02/15/2078
(i)
460 467
3 Month USD LIBOR + 2.57%
Hess Midstream Operations LP
5.63%, 02/15/2026
(h)
1,450 1,518
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 245 265
MPLX LP
4.00%, 03/15/2028 235 246
4.88%, 12/01/2024 200 220
5.50%, 02/15/2049 315 360
NuStar Logistics LP
6.00%, 06/01/2026 190 200
6.75%, 02/01/2021 130 134
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 425 474
5.75%, 05/15/2024 3,515 3,958
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 386 421
Western Midstream Operating LP
3.10%, 02/01/2025 775 779
Williams Cos Inc/The
5.75%, 06/24/2044 365 434
$ 12,820
REITs - 0.90%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 1,395 1,488
4.70%, 07/01/2030 500 593
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 670 709
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 930 943
Essex Portfolio LP
3.00%, 01/15/2030 360 375
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 200 207
Iron Mountain Inc
4.38%, 06/01/2021
(h)
85 85
Mid-America Apartments LP
3.95%, 03/15/2029 175 196

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Communications Corp
3.88%, 02/15/2027
(h),(n)
$ 70 $ 71
Trust F/1401
5.25%, 01/30/2026 200 218
VEREIT Operating Partnership LP
3.10%, 12/15/2029 100 102
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(h),(n)
130 132
$ 5,119
Retail - 0.18%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(h)
300 301
Claire's Stores Escrow - GCB
0.00%, 03/15/2019
(d),(e),(f)
400 —
Golden Nugget Inc
6.75%, 10/15/2024
(h)
160 164
Home Depot Inc/The
5.88%, 12/16/2036 300 427
IRB Holding Corp
6.75%, 02/15/2026
(h)
140 146
$ 1,038
Semiconductors - 0.36%
NXP BV / NXP Funding LLC
4.63%, 06/15/2022
(h)
745 789
4.63%, 06/01/2023
(h)
500 539
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(h)
475 499
Xilinx Inc
2.95%, 06/01/2024 205 213
$ 2,040
Software - 0.42%
Adobe Inc
2.30%, 02/01/2030
(n)
170 172
Autodesk Inc
2.85%, 01/15/2030 295 302
Epicor Software Corp
9.19%, 06/30/2023
(h)
110 110
3 Month USD LIBOR + 7.25%
Microsoft Corp
4.45%, 11/03/2045 1,060 1,383
Open Text Corp
5.88%, 06/01/2026
(h)
195 206
Oracle Corp
4.00%, 11/15/2047 110 129
PTC Inc
3.63%, 02/15/2025
(h),(n)
80 81
4.00%, 02/15/2028
(h),(n)
45 45
$ 2,428
Sovereign - 1.74%
Abu Dhabi Government International Bond
2.13%, 09/30/2024
(h)
450 452
Argentine Republic Government International
Bond
5.63%, 01/26/2022 395 194
Bahrain Government International Bond
5.63%, 09/30/2031
(h)
200 213
CoBank ACB
6.25%, 12/31/2049
(g),(i)
670 742
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.00%, 01/30/2030 375 378
Croatia Government International Bond
6.63%, 07/14/2020 150 153
Dominican Republic International Bond
4.50%, 01/30/2030
(h)
400 399
Ecuador Government International Bond
9.63%, 06/02/2027 275 242
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Government International Bond
5.58%, 02/21/2023
(h)
$ 400 $ 420
Honduras Government International Bond
7.50%, 03/15/2024 350 391
Hungary Government International Bond
5.38%, 02/21/2023 176 194
Indonesia Government International Bond
5.38%, 10/17/2023
(h)
800 891
Jamaica Government International Bond
7.88%, 07/28/2045 200 273
Kenya Government International Bond
8.00%, 05/22/2032
(h)
250 272
Mexico Government International Bond
4.15%, 03/28/2027 665 724
Morocco Government International Bond
4.25%, 12/11/2022 390 411
Qatar Government International Bond
3.25%, 06/02/2026 600 637
Romanian Government International Bond
4.88%, 01/22/2024 170 188
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(h)
600 732
Saudi Government International Bond
4.00%, 04/17/2025
(h)
725 788
Turkey Government International Bond
6.35%, 08/10/2024 700 758
Ukraine Government International Bond
9.75%, 11/01/2028
(h)
375 467
$ 9,919
Student Loan Asset Backed Securities - 0.02%
Navient Student Loan Trust 2017-3
1.96%, 07/26/2066
(h)
119 119
1.00 x 1 Month USD LIBOR + 0.30%
Telecommunications - 2.19%
AT&T Inc
3.60%, 07/15/2025 335 361
4.05%, 12/15/2023 1,255 1,357
5.35%, 09/01/2040 1,555 1,975
5.45%, 03/01/2047 540 683
Axtel SAB de CV
6.38%, 11/14/2024
(j)
200 211
CenturyLink Inc
4.00%, 02/15/2027
(h)
75 76
CommScope Inc
8.25%, 03/01/2027
(h)
80 82
Deutsche Telekom AG
3.63%, 01/21/2050
(h)
455 470
Embarq Corp
8.00%, 06/01/2036 210 233
GTT Communications Inc
7.88%, 12/31/2024
(h)
200 156
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 755 606
8.00%, 02/15/2024
(h)
170 174
Level 3 Financing Inc
5.13%, 05/01/2023 135 136
Rogers Communications Inc
3.70%, 11/15/2049 305 325
Sprint Capital Corp
8.75%, 03/15/2032 150 166
Sprint Communications Inc
6.00%, 11/15/2022 150 155
Sprint Corp
7.13%, 06/15/2024 350 361
7.63%, 03/01/2026 240 250
7.88%, 09/15/2023 125 133
Telecom Italia Capital SA
6.38%, 11/15/2033 185 216

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(h)
$ 235 $ 256
T-Mobile USA Inc
0.00%, 04/15/2022
(d),(e),(f)
205 —
0.00%, 03/01/2023
(d),(e),(f)
10 —
0.00%, 01/15/2024
(d),(e),(f)
190 —
0.00%, 04/15/2024
(d),(e),(f)
345 —
0.00%, 04/15/2025
(d),(e),(f)
980 —
0.00%, 01/15/2026
(d),(e),(f)
1,330 —
0.00%, 02/01/2026
(d),(e),(f)
395 —
0.00%, 04/15/2027
(d),(e),(f)
50 —
4.00%, 04/15/2022 260 267
4.50%, 02/01/2026 225 231
5.13%, 04/15/2025 185 190
6.50%, 01/15/2026 330 352
Verizon Communications Inc
3.88%, 02/08/2029 1,290 1,453
5.25%, 03/16/2037 795 1,033
Vodafone Group PLC
4.13%, 05/30/2025 165 182
4.88%, 06/19/2049 350 419
$ 12,509
Textiles - 0.02%
Delta Merlin Dunia Tekstil PT
0.00%, 03/12/2024
(d),(h)
1,000 125
Transportation - 0.24%
Burlington Northern Santa Fe LLC
4.38%, 09/01/2042 90 109
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d)
1,749 546
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(h)
365 289
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(h)
130 66
11.25%, 08/15/2022
(h)
110 74
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(h),(j)
275 270
Union Pacific Corp
4.38%, 11/15/2065 35 40
$ 1,394
Trucking & Leasing - 0.08%
DAE Funding LLC
4.50%, 08/01/2022
(h)
130 132
5.75%, 11/15/2023
(h)
295 310
$ 442
TOTAL BONDS $ 313,043
SENIOR FLOATING RATE INTERESTS
- 1.14%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.08%
Navistar Inc
5.18%, 11/06/2024
(o)
$ 462 $ 462
3 Month USD LIBOR + 3.00%
Commercial Services - 0.07%
Garda World Security Corp
6.66%, 10/23/2026
(o)
141 142
1 Month USD LIBOR + 4.75%
Refinitiv US Holdings Inc
4.90%, 10/01/2025
(o)
255 257
3 Month USD LIBOR + 3.00%
$ 399
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.10%
McAfee LLC
10.16%, 09/29/2025
(o)
$ 581 $ 585
3 Month USD LIBOR + 3.25%
Diversified Financial Services - 0.08%
Russell Investments US Institutional Holdco Inc
4.90%, 06/01/2023
(o)
452 452
3 Month USD LIBOR + 2.00%
Electrical Components & Equipment - 0.02%
Energizer Holdings Inc
4.06%, 12/17/2025
(o)
133 133
3 Month USD LIBOR + 4.50%
Entertainment - 0.07%
Eldorado Resorts Inc
3.94%, 04/17/2024
(o)
254 254
3 Month USD LIBOR + 3.00%
Lions Gate Capital Holdings LLC
3.90%, 03/24/2025
(o)
125 124
3 Month USD LIBOR + 2.00%
$ 378
Food - 0.02%
Bellring Brands LLC
6.65%, 10/21/2024
(o)
130 132
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0.03%
Pixelle Specialty Solutions LLC
0.00%, 10/31/2024
(o),(p)
180 176
1 Month USD LIBOR + 6.50%
Insurance - 0.04%
Asurion LLC
4.65%, 11/03/2023
(o)
202 202
1 Month USD LIBOR + 7.25%
Lodging - 0.11%
Golden Nugget LLC
4.40%, 10/04/2023
(o)
443 443
3 Month USD LIBOR + 2.25%
Spectacle Gary Holdings LLC
11.00%, 12/23/2025
(o)
159 165
1 Month USD LIBOR + 9.00%
$ 608
Media - 0.03%
CSC Holdings LLC
4.18%, 04/15/2027
(o)
194 194
1 Month USD LIBOR + 2.50%
Oil & Gas - 0.04%
California Resources Corp
6.40%, 12/31/2022
(o)
265 239
3 Month USD LIBOR + 3.50%
Pharmaceuticals - 0.15%
Bausch Health Americas Inc
4.67%, 05/19/2025
(o)
372 373
3 Month USD LIBOR + 7.50%
Endo International PLC
5.94%, 04/29/2024
(o)
518 499
3 Month USD LIBOR + 4.00%
$ 872
Pipelines - 0.03%
Buckeye Partners LP
4.53%, 11/01/2026
(o)
185 186
1 Month USD LIBOR + 2.75%
Retail - 0.10%
Academy Ltd
5.77%, 07/01/2022
(o)
213 170
3 Month USD LIBOR + 4.50%
Claire's Stores Inc
8.42%, 12/18/2026
(o)
178 173
1 Month USD LIBOR + 6.50%

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
IRB Holding Corp
4.38%, 02/05/2025
(o)
$ 206 $ 206
1 Month USD LIBOR + 2.75%
$ 549
Telecommunications - 0.17%
Avaya Inc
5.93%, 12/16/2024
(o)
559 547
3 Month USD LIBOR + 6.00%
Level 3 Financing Inc
3.35%, 03/01/2027
(o)
30 30
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
4.40%, 10/05/2024
(o)
380 367
3 Month USD LIBOR + 4.25%
$ 944
TOTAL SENIOR FLOATING RATE INTERESTS $ 6,511
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41.48%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.44%
3.00%, 01/01/2043 $ 2,596 $ 2,706
3.00%, 02/01/2043 1,065 1,109
3.00%, 03/01/2043 452 473
4.00%, 02/01/2046 10,577 11,323
4.50%, 04/01/2031 687 738
4.50%, 04/01/2041 4,354 4,761
5.00%, 06/01/2031 521 563
5.11%, 01/01/2034 40 41
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
5.50%, 08/01/2023 155 160
5.50%, 05/01/2033 47 52
5.50%, 10/01/2033 41 44
5.50%, 12/01/2033 587 658
5.50%, 11/01/2036 465 521
5.50%, 04/01/2038 154 172
5.50%, 08/01/2038 344 388
6.00%, 03/01/2022 5 5
6.00%, 07/01/2023 83 91
6.00%, 06/01/2028 2 2
6.00%, 12/01/2031 22 25
6.00%, 12/01/2032 22 25
6.00%, 02/01/2033 100 110
6.00%, 12/01/2033 26 30
6.00%, 10/01/2036 169 195
6.00%, 01/01/2038 11 13
6.00%, 07/01/2038 814 937
6.50%, 03/01/2029 4 4
6.50%, 05/01/2029 6 7
6.50%, 04/01/2031 3 3
6.50%, 09/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 8 9
6.50%, 04/01/2035 62 73
6.50%, 10/01/2035 48 56
7.00%, 12/01/2029 5 5
7.00%, 06/01/2030 11 12
7.00%, 12/01/2030 4 4
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 5 6
7.50%, 03/01/2031 1 2
7.50%, 02/01/2032 2 3
8.00%, 09/01/2030 44 46
$ 25,378
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0.55%
3.21%, 10/01/2034 $ 31 $ 32
1.00 x 6 Month USD LIBOR + 1.08%
4.15%, 07/01/2033 436 454
1.00 x 12 Month USD LIBOR + 1.55%
4.36%, 08/01/2035 90 94
1.00 x 12 Month USD LIBOR + 1.74%
4.42%, 04/01/2033 70 74
1.00 x 6 Month USD LIBOR + 2.26%
4.57%, 01/01/2033 44 45
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
4.67%, 04/01/2036 43 45
1.00 x 12 Month USD LIBOR + 1.71%
4.73%, 02/01/2036 16 16
1.00 x 12 Month USD LIBOR + 1.61%
5.00%, 07/01/2044 2,186 2,396
$ 3,156
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 13.29%
2.50%, 04/01/2028 1,936 1,980
2.50%, 06/01/2028 137 140
2.50%, 09/01/2029 544 558
3.00%, 10/01/2029 89 92
3.00%, 09/01/2032 175 181
3.00%, 02/01/2035
(q)
4,000 4,121
3.00%, 12/01/2040 174 181
3.00%, 04/01/2043 527 547
3.00%, 05/01/2043 677 705
3.00%, 08/01/2043 3,357 3,482
3.00%, 03/01/2048 6,757 6,939
3.00%, 12/01/2048 205 210
3.00%, 02/01/2050
(q)
7,000 7,159
3.50%, 02/01/2033 38 39
3.50%, 05/01/2034 1,855 1,973
3.50%, 01/01/2041 218 231
3.50%, 07/01/2043 1,349 1,443
3.50%, 11/01/2044 3,826 4,056
3.50%, 08/01/2045 5,523 5,855
3.50%, 11/01/2046 11,494 12,354
3.50%, 04/01/2047 210 224
3.50%, 10/01/2047 80 85
3.50%, 11/01/2047 5,332 5,680
3.50%, 03/01/2048 87 90
4.00%, 08/01/2020 61 64
4.00%, 02/01/2031 253 271
4.00%, 03/01/2034 664 718
4.00%, 05/01/2047 9,000 9,504
4.00%, 06/01/2048 40 42
4.50%, 04/01/2024 673 703
4.50%, 06/01/2044 870 953
5.00%, 06/01/2048 1,770 1,951
5.50%, 06/01/2020 4 4
5.50%, 09/01/2020 55 55
5.50%, 02/01/2023 15 16
5.50%, 06/01/2023 63 68
5.50%, 07/01/2023 1 1
5.50%, 07/01/2033 104 118
5.50%, 09/01/2033 134 151
5.50%, 05/01/2040 457 509
6.00%, 02/01/2023 6 7
6.00%, 02/01/2038 333 369
6.00%, 05/01/2038 32 35
6.00%, 08/01/2038 215 238
6.00%, 08/01/2038 228 251
6.50%, 05/01/2022 2 2
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 02/01/2032 2 2

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 04/01/2032 $ 6 $ 7
6.50%, 08/01/2032 6 7
6.50%, 07/01/2037 153 174
6.50%, 07/01/2037 279 334
6.50%, 12/01/2037 217 249
6.50%, 02/01/2038 301 345
6.50%, 03/01/2038 67 75
6.50%, 09/01/2038 320 373
7.00%, 03/01/2032 19 22
7.50%, 08/01/2032 5 6
$ 75,953
Government National Mortgage Association (GNMA) - 7.30%
3.00%, 06/20/2043 2,665 2,764
3.00%, 01/20/2045 1,319 1,369
3.00%, 06/20/2046 715 742
3.00%, 07/20/2046 3,057 3,173
3.00%, 02/01/2050 5,000 5,142
3.25%, 07/20/2043 216 222
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 1.50%
3.50%, 03/15/2042 1,122 1,200
3.50%, 04/15/2042 1,079 1,145
3.50%, 09/20/2044 76 81
3.50%, 09/20/2047 1,590 1,687
3.50%, 06/20/2048 3,674 3,813
3.50%, 02/01/2050 1,000 1,032
4.00%, 01/20/2048 9,867 10,377
4.50%, 06/20/2025 1,601 1,691
4.50%, 09/15/2039 304 336
4.50%, 03/15/2040 2,048 2,240
5.00%, 11/15/2033 1,501 1,670
5.00%, 06/15/2034 26 29
5.00%, 10/20/2039 120 134
5.00%, 07/20/2040 161 171
5.00%, 02/15/2042 1,052 1,176
5.50%, 10/15/2033 541 607
5.50%, 05/20/2035 56 63
5.50%, 02/15/2038 487 546
6.00%, 07/20/2028 22 24
6.00%, 11/20/2028 20 22
6.00%, 01/20/2029 23 25
6.00%, 07/20/2029 5 5
6.00%, 08/15/2031 17 19
6.00%, 01/15/2032 2 3
6.00%, 02/15/2032 10 11
6.00%, 02/15/2033 29 32
6.00%, 12/15/2033 35 40
6.50%, 03/20/2028 4 5
6.50%, 05/20/2029 4 5
6.50%, 10/15/2032 14 16
6.50%, 12/15/2032 47 52
7.00%, 06/15/2031 8 10
7.00%, 07/15/2031 1 2
7.00%, 06/15/2032 56 61
8.00%, 01/20/2031 3 4
$ 41,746
U.S. Treasury - 15.90%
1.63%, 02/15/2026 5,500 5,572
1.63%, 08/15/2029 6,000 6,058
2.50%, 05/15/2024 10,000 10,487
3.00%, 09/30/2025 16,000 17,411
3.00%, 11/15/2045
(r)
9,000 10,767
3.13%, 05/15/2048 17,000 21,069
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.88%, 08/15/2040 $ 14,545 $ 19,480
$ 90,844
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 237,077
Total Investments $ 587,639
Other Assets and Liabilities -  (2.81)% (16,070)
TOTAL NET ASSETS - 100.00% $ 571,569
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,100 or
0.37% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $128 or 0.02%
of net assets.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $84,932 or 14.86% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security or a portion of the security was on loan at the end of the period.
(k) Security is an Interest Only Strip.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after January 31, 2020, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,974 or 0.35% of net assets.

Schedule of Investments
Core Plus Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 38.01%
Government 18.31%
Financial 10.90%
Consumer, Non-cyclical 6.78%
Communications 5.48%
Energy 5.02%
Money Market Funds 4.72%
Industrial 3.97%
Consumer, Cyclical 2.90%
Utilities 2.82%
Basic Materials 1.79%
Technology 1.56%
Asset Backed Securities 0.55%
Other Assets and Liabilities
(2.81)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 61,205 $ 215,317 $ 251,632 $ 24,890
$ 61,205 $ 215,317 $ 251,632 $ 24,890
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 97 $ — $ — $ —
$ 97 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2020 Long 182 $ 23,961 $ 367
US 2 Year Note; March 2020 Short 5 1,082 (3)
US 5 Year Note; March 2020 Short 111 13,355 (142)
US Long Bond; March 2020 Short 20 3,271 (85)
Total $ 137
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.33.HY.5 N/A (5.00)% Quarterly 12/20/2024 $ 10,890 $ (918) $ 4 $ (914)
Total $ (918) $ 4 $ (914)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified International Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.60% Shares Held Value (000's)
Money Market Funds - 2.60%
BlackRock Liquidity FedFund 1.49%
(a),(b)
16,920,873 $ 16,921
Principal Government Money Market Fund
1.43%
(a),(b),(c)
304,122,387 304,122
$ 321,043
TOTAL INVESTMENT COMPANIES $ 321,043
COMMON STOCKS - 97.99% Shares Held Value (000's)
Aerospace & Defense - 1.44%
CAE Inc 1,831,200 54,311
Kawasaki Heavy Industries Ltd 851,500 16,787
Safran SA 657,911 106,080
$ 177,178
Apparel - 2.15%
Adidas AG 303,697 96,003
Fila Holdings Corp 696,743 25,509
LVMH Moet Hennessy Louis Vuitton SE 328,776 143,173
$ 264,685
Automobile Manufacturers - 3.23%
Ferrari NV 527,192 88,965
Kia Motors Corp 1,961,778 66,726
Maruti Suzuki India Ltd 584,500 56,445
Toyota Motor Corp 2,685,100 186,689
$ 398,825
Automobile Parts & Equipment - 0.40%
Toyota Industries Corp 914,700 49,474
Banks - 8.85%
Banco Comercial Portugues SA 81,277,615 17,241
Banco do Brasil SA 4,250,400 47,937
Bangkok Bank PCL 5,602,800 25,863
Bank Leumi Le-Israel BM 10,003,437 71,924
BNP Paribas SA 1,890,022 100,299
BOC Hong Kong Holdings Ltd 12,440,000 41,122
Credicorp Ltd 315,733 65,224
DBS Group Holdings Ltd 3,762,000 69,300
DNB ASA 4,500,100 78,673
Erste Group Bank AG
( d)
1,718,262 63,090
Grupo Financiero Banorte SAB de CV 7,003,930 43,164
HDFC Bank Ltd ADR 733,974 42,042
ICICI Bank Ltd ADR 2,599,200 37,896
Macquarie Group Ltd 1,070,819 102,317
Mediobanca Banca di Credito Finanziario SpA 3,696,445 36,874
OTP Bank Nyrt 660,403 30,591
PT Bank Central Asia Tbk 14,973,900 35,384
Shinhan Financial Group Co Ltd 1,027,508 33,531
Toronto-Dominion Bank/The 2,058,500 113,767
United Overseas Bank Ltd 1,916,100 35,739
$ 1,091,978
Beverages - 1.61%
Carlsberg A/S 549,360 80,225
Coca-Cola HBC AG
( d)
842,636 30,952
Jiangsu Yanghe Brewery Joint-Stock Co Ltd 3,436,246 51,466
Thai Beverage PCL 61,750,600 35,842
$ 198,485
Biotechnology - 1.21%
CSL Ltd 723,976 148,899
Building Materials - 0.62%
Anhui Conch Cement Co Ltd 5,165,825 35,031
Cie de Saint-Gobain 1,107,941 41,801
$ 76,832
Chemicals - 1.46%
JSR Corp 1,769,900 31,524
Koninklijke DSM NV 589,208 71,710
Nitto Denko Corp 745,600 41,446
Nutrien Ltd 819,200 34,968
$ 179,648
Commercial Services - 0.26%
Dai Nippon Printing Co Ltd 1,185,100 32,679
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2.01%
CyberArk Software Ltd
( d)
351,298 $ 48,560
Logitech International SA 2,383,008 106,753
Nomura Research Institute Ltd 1,936,500 42,614
Obic Co Ltd 370,600 50,498
$ 248,425
Consumer Products - 0.32%
Hindustan Unilever Ltd 1,401,729 39,875
Cosmetics & Personal Care - 0.11%
Essity AB 427,016 13,556
Distribution & Wholesale - 1.80%
Ferguson PLC 1,043,946 93,748
ITOCHU Corp 5,510,800 128,738
$ 222,486
Diversified Financial Services - 2.64%
AerCap Holdings NV
( d)
1,198,096 67,824
Bajaj Finance Ltd 638,776 38,936
Housing Development Finance Corp Ltd 2,514,917 84,994
ORIX Corp 6,453,390 109,014
Tisco Financial Group PCL 7,468,200 24,572
$ 325,340
Electric - 2.19%
Enel SpA 15,664,560 136,538
Iberdrola SA 12,187,981 133,353
$ 269,891
Electrical Components & Equipment - 0.33%
Delta Electronics Inc 8,812,000 41,172
Electronics - 1.47%
Halma PLC 1,752,353 48,639
Hoya Corp 1,392,504 133,270
$ 181,909
Energy - Alternate Sources - 0.65%
Vestas Wind Systems A/S 812,614 80,666
Engineering & Construction - 1.08%
Vinci SA 1,201,855 133,153
Food - 4.62%
Associated British Foods PLC 1,712,334 59,270
Koninklijke Ahold Delhaize NV 1,484,728 36,437
MEIJI Holdings Co Ltd 569,900 40,106
Nestle India Ltd 148,648 31,953
Nestle SA 2,734,921 301,642
Uni-President Enterprises Corp 27,606,000 65,770
X5 Retail Group NV 961,890 35,212
$ 570,390
Food Service - 0.80%
Compass Group PLC 3,975,023 98,271
Forest Products & Paper - 0.49%
Mondi PLC 2,998,379 61,007
Hand & Machine Tools - 0.98%
Amada Holdings Co Ltd 3,681,200 38,339
Techtronic Industries Co Ltd 10,286,500 82,077
$ 120,416
Healthcare - Products - 1.41%
Carl Zeiss Meditec AG 274,193 33,476
Koninklijke Philips NV 1,323,692 60,622
Sartorius Stedim Biotech 205,297 36,815
Straumann Holding AG 44,538 42,451
$ 173,364
Healthcare - Services - 1.51%
ICON PLC
( d)
516,350 87,067
Lonza Group AG 241,190 99,054
$ 186,121
Home Builders - 1.04%
Persimmon PLC 1,537,850 61,911
Taylor Wimpey PLC 23,618,554 66,992
$ 128,903

Schedule of Investments
Diversified International Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 1.45%
Howden Joinery Group PLC 5,821,553 $ 52,812
Sony Corp 1,807,700 126,407
$ 179,219
Insurance - 8.23%
ASR Nederland NV 1,102,069 41,007
AXA SA 4,237,260 112,676
BB Seguridade Participacoes SA 7,103,550 57,723
Fairfax Financial Holdings Ltd 123,600 55,306
Hannover Rueck SE 491,534 95,440
IRB Brasil Resseguros S/A 4,554,200 47,067
Legal & General Group PLC 32,776,054 131,822
M&G PLC
( d)
10,210,443 32,220
NN Group NV 1,963,835 68,162
PICC Property & Casualty Co Ltd 31,724,000 33,927
Prudential PLC 4,913,987 87,372
Sompo Holdings Inc 1,421,400 53,109
Swiss Life Holding AG 206,662 103,884
Tokio Marine Holdings Inc 1,764,700 95,790
$ 1,015,505
Internet - 3.60%
Alibaba Group Holding Ltd ADR
(d)
1,110,426 229,403
Tencent Holdings Ltd 3,935,632 187,691
Vipshop Holdings Ltd ADR
(d)
2,176,299 27,704
$ 444,798
Investment Companies - 0.35%
EXOR NV 402,760 29,679
Investor AB 235,498 12,894
$ 42,573
Leisure Products & Services - 0.22%
BRP Inc 522,400 26,669
Machinery - Diversified - 1.03%
Keyence Corp 197,400 66,357
Miura Co Ltd 869,400 30,114
Valmet Oyj 1,394,263 30,161
$ 126,632
Metal Fabrication & Hardware - 0.45%
SKF AB 3,007,892 55,058
Mining - 1.98%
Franco-Nevada Corp
( e)
547,998 62,274
MMC Norilsk Nickel PJSC ADR 2,633,439 84,955
Newcrest Mining Ltd 959,671 19,213
Rio Tinto Ltd 1,207,643 78,362
$ 244,804
Oil & Gas - 4.79%
BP PLC 14,889,537 89,636
Canadian Natural Resources Ltd 1,623,300 45,655
LUKOIL PJSC ADR 746,213 75,923
Neste Oyj
( e)
3,088,973 122,997
Parkland Fuel Corp 924,000 32,152
Petrobras Distribuidora SA 4,954,800 33,367
PTT PCL 25,328,700 34,927
Reliance Industries Ltd 4,397,116 86,731
Suncor Energy Inc 2,290,300 70,003
$ 591,391
Pharmaceuticals - 5.67%
Galapagos NV
( d)
156,575 34,994
Merck KGaA 526,391 67,499
Novartis AG 2,032,839 192,039
Novo Nordisk A/S 2,180,193 132,712
Roche Holding AG 813,740 272,984
$ 700,228
Pipelines - 1.29%
Pembina Pipeline Corp
( e)
1,589,400 60,867
TC Energy Corp 1,783,300 97,789
$ 158,656
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 3.33%
3i Group PLC 10,884,524 $ 158,335
Brookfield Asset Management Inc 3,509,202 214,731
Intermediate Capital Group PLC 1,674,291 38,399
$ 411,465
Real Estate - 1.37%
CK Asset Holdings Ltd 9,162,500 58,539
PSP Swiss Property AG 293,291 44,348
Vonovia SE 1,169,054 66,725
$ 169,612
Retail - 4.84%
Alimentation Couche-Tard Inc 4,629,792 154,735
ANTA Sports Products Ltd 9,499,000 82,700
Hennes & Mauritz AB
( e)
3,500,892 76,809
Home Product Center PCL 66,296,100 30,921
JD Sports Fashion PLC 3,762,328 40,687
Li Ning Co Ltd 18,589,500 54,288
Pan Pacific International Holdings Corp 3,165,200 51,076
Wal-Mart de Mexico SAB de CV 23,948,678 70,076
WH Smith PLC 1,129,094 35,569
$ 596,861
Semiconductors - 6.76%
ASML Holding NV 481,219 135,049
NXP Semiconductors NV 733,131 93,005
Samsung Electronics Co Ltd 5,008,616 232,064
SK Hynix Inc 1,298,858 98,825
Taiwan Semiconductor Manufacturing Co Ltd 26,645,544 274,828
$ 833,771
Software - 1.86%
AVEVA Group PLC 374,194 24,264
Capcom Co Ltd 1,019,000 28,832
Dassault Systemes SE 417,511 72,277
Nemetschek SE 405,141 27,482
SimCorp A/S 299,297 33,179
Tech Mahindra Ltd 3,855,575 43,011
$ 229,045
Telecommunications - 3.76%
China Mobile Ltd 5,914,500 48,615
Deutsche Telekom AG 4,271,983 69,189
Nice Ltd ADR
(d)
433,988 74,776
Nippon Telegraph & Telephone Corp 4,714,000 120,193
Orange SA 2,876,672 40,665
SoftBank Group Corp 2,731,700 110,291
$ 463,729
Toys, Games & Hobbies - 0.64%
Nintendo Co Ltd 214,800 79,015
Transportation - 1.69%
Canadian National Railway Co 1,472,348 137,589
East Japan Railway Co 811,400 71,445
$ 209,034
TOTAL COMMON STOCKS $ 12,091,693
PREFERRED STOCKS - 0.36% Shares Held Value (000's)
Investment Companies - 0.36%
Itausa - Investimentos Itau SA 0.08% 14,949,589 $ 44,647
TOTAL PREFERRED STOCKS $ 44,647
Total Investments $ 12,457,383
Other Assets and Liabilities -  (0.95)% (117,220)
TOTAL NET ASSETS - 100.00% $ 12,340,163
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $70,311 or 0.57% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
Diversified International Fund
January 31, 2020 (unaudited)
See accompanying notes.

(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Location Percent
Japan 14.04%
United Kingdom 10.20%
Switzerland 9.67%
Canada 9.41%
France 6.38%
China 5.69%
Netherlands 4.34%
India 3.75%
Korea, Republic Of 3.70%
Germany 3.69%
Taiwan 3.09%
Denmark 2.64%
United States 2.60%
Australia 2.20%
Italy 2.13%
Brazil 1.87%
Hong Kong 1.86%
Russian Federation 1.59%
Israel 1.58%
Sweden 1.29%
Ireland 1.26%
Finland 1.25%
Thailand 1.23%
Spain 1.08%
Mexico 0.92%
Singapore 0.85%
Norway 0.64%
Peru 0.53%
Austria 0.51%
Indonesia 0.29%
Belgium 0.28%
Hungary 0.25%
Portugal 0.14%
Other Assets and Liabilities
(0.95)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 120,902 $ 1,058,507 $ 875,287 $ 304,122
$ 120,902 $ 1,058,507 $ 875,287 $ 304,122
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 435 $ — $ — $ —
$ 435 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.47% Shares Held Value (000's)
Money Market Funds - 3.47%
BlackRock Liquidity FedFund 1.49%
(a),(b)
32,122,540 $ 32,122
Principal Government Money Market Fund
1.43%
(a),(b),(c)
255,815,743 255,816
$ 287,938
TOTAL INVESTMENT COMPANIES $ 287,938
COMMON STOCKS - 97.24% Shares Held Value (000's)
Aerospace & Defense - 0.47%
Boeing Co/The 123,178 39,204
Airlines - 1.66%
Delta Air Lines Inc 2,463,606 137,321
Apparel - 1.27%
VF Corp 1,266,076 105,046
Automobile Manufacturers - 1.46%
PACCAR Inc 1,627,910 120,807
Automobile Parts & Equipment - 1.59%
Magna International Inc 2,594,272 131,504
Banks - 10.20%
First Republic Bank/CA 1,078,756 119,612
JPMorgan Chase & Co 1,838,795 243,383
PNC Financial Services Group Inc/The 1,395,140 207,248
Truist Financial Corp 2,400,960 123,818
US Bancorp 2,861,818 152,306
$ 846,367
Beverages - 1.72%
Coca-Cola Co/The 2,447,292 142,922
Biotechnology - 0.63%
Corteva Inc 1,797,861 51,994
Chemicals - 2.77%
Air Products & Chemicals Inc 384,625 91,814
DuPont de Nemours Inc 1,126,967 57,678
PPG Industries Inc 672,035 80,537
$ 230,029
Computers - 1.31%
Apple Inc 351,922 108,923
Diversified Financial Services - 4.22%
BlackRock Inc 344,874 181,869
Discover Financial Services 2,241,312 168,390
$ 350,259
Electric - 6.73%
Eversource Energy 1,148,813 106,196
NextEra Energy Inc 375,808 100,792
Sempra Energy 831,130 133,513
WEC Energy Group Inc 1,070,105 106,893
Xcel Energy Inc 1,602,318 110,864
$ 558,258
Electronics - 0.84%
Honeywell International Inc 403,364 69,871
Food - 3.96%
Hormel Foods Corp 3,664,585 173,188
Tyson Foods Inc 1,879,124 155,272
$ 328,460
Healthcare - Products - 3.66%
Abbott Laboratories 1,655,718 144,280
Medtronic PLC 1,379,714 159,274
$ 303,554
Healthcare - Services - 1.67%
HCA Healthcare Inc 997,820 138,497
Insurance - 7.18%
Allstate Corp/The 1,078,365 127,830
Chubb Ltd 1,164,500 176,992
Fidelity National Financial Inc 3,497,985 170,527
Swiss Re AG ADR
(d)
4,262,586 120,205
$ 595,554
Machinery - Diversified - 1.52%
Deere & Co 794,188 125,942
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 2.00%
Walt Disney Co/The 1,200,220 $ 166,002
Miscellaneous Manufacturers - 2.21%
3M Co 328,077 52,053
Parker-Hannifin Corp 670,435 131,197
$ 183,250
Oil & Gas - 6.38%
Chevron Corp 908,173 97,302
Cimarex Energy Co 583,326 25,602
EOG Resources Inc 1,704,553 124,279
Exxon Mobil Corp 577,448 35,871
Marathon Petroleum Corp 2,568,037 139,958
Royal Dutch Shell PLC - B shares ADR
(d)
1,996,862 106,393
$ 529,405
Pharmaceuticals - 8.65%
Becton Dickinson and Co 430,667 118,511
Merck & Co Inc 2,041,035 174,386
Novartis AG ADR 1,313,207 124,111
Pfizer Inc 2,999,351 111,696
Roche Holding AG ADR 4,518,448 188,871
$ 717,575
Pipelines - 1.61%
Enterprise Products Partners LP 5,195,802 133,896
Private Equity - 2.04%
KKR & Co Inc 5,314,114 169,520
REITs - 5.17%
Alexandria Real Estate Equities Inc 829,695 135,406
Digital Realty Trust Inc 1,411,165 173,559
Realty Income Corp 1,530,633 120,017
$ 428,982
Retail - 3.07%
Costco Wholesale Corp 548,529 167,587
Starbucks Corp 1,027,408 87,155
$ 254,742
Semiconductors - 2.59%
Microchip Technology Inc 1,147,226 111,832
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,914,706 103,279
$ 215,111
Software - 3.17%
Fidelity National Information Services Inc 618,611 88,869
Microsoft Corp 508,048 86,485
SAP SE ADR 666,351 87,139
$ 262,493
Telecommunications - 4.03%
BCE Inc 3,407,334 160,554
Verizon Communications Inc 2,918,757 173,491
$ 334,045
Toys, Games & Hobbies - 2.15%
Hasbro Inc 1,746,537 177,920
Transportation - 1.31%
Union Pacific Corp 606,408 108,802
TOTAL COMMON STOCKS $ 8,066,255
Total Investments $ 8,354,193
Other Assets and Liabilities -  (0.71)% (59,308)
TOTAL NET ASSETS - 100.00% $ 8,294,885
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $61,593 or 0.74% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Sector Percent
Financial 28.81%
Consumer, Non-cyclical 20.29%
Consumer, Cyclical 11.20%
Energy 7.99%
Technology 7.07%
Utilities 6.73%
Industrial 6.35%
Communications 6.03%
Money Market Funds 3.47%
Basic Materials 2.77%
Other Assets and Liabilities
(0.71)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 189,995 $ 730,818 $ 664,997 $ 255,816
$ 189,995 $ 730,818 $ 664,997 $ 255,816
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 733 $ — $ — $ —
$ 733 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS - 88.00%
Principal
Amount (000's) Value (000's)
Agriculture - 1.75%
JBS Investments II GmbH
7.00%, 01/15/2026
(a)
$ 3,675 $ 4,000
7.00%, 01/15/2026 400 436
$ 4,436
Banks - 5.93%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(a),(b),(c)
1,450 1,580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
(b),(c)
2,950 3,214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Bancolombia SA
4.63%, 12/18/2029
(c)
1,425 1,466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/2034
(a),(c)
2,350 2,443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%
Bank Leumi Le-Israel BM
3.28%, 01/29/2031
(a),(c)
4,950 4,947
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.63%
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/2025
(a)
1,400 1,411
$ 15,061
Diversified Financial Services - 5.68%
CSN Islands XI Corp
6.75%, 01/28/2028
(a)
4,200 4,172
Power Finance Corp Ltd
5.25%, 08/10/2028 4,610 5,045
Unifin Financiera SAB de CV
7.00%, 01/15/2025 3,550 3,714
7.25%, 09/27/2023 1,425 1,507
$ 14,438
Entertainment - 1.96%
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029
(a)
4,700 4,986
Food - 2.08%
MARB BondCo PLC
7.00%, 03/15/2024 5,100 5,285
Oil & Gas - 5.46%
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 2,580 2,574
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 1,004 994
Petroleos Mexicanos
6.49%, 01/23/2027
(a)
1,600 1,736
6.84%, 01/23/2030
(a)
3,650 3,955
6.84%, 01/23/2030 1,550 1,679
6.95%, 01/28/2060
(a)
2,900 2,939
$ 13,877
Real Estate - 6.65%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(a)
5,800 5,996
China Evergrande Group
8.25%, 03/23/2022 2,125 2,014
10.00%, 04/11/2023 625 583
Country Garden Holdings Co Ltd
4.75%, 07/25/2022 1,625 1,640
4.75%, 09/28/2023 1,050 1,054
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 2,973 2,940
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Sunac China Holdings Ltd
7.88%, 02/15/2022 $ 2,575 $ 2,657
$ 16,884
Sovereign - 52.08%
1MDB Global Investments Ltd
4.40%, 03/09/2023 6,800 6,742
Argentine Republic Government International
Bond
5.88%, 01/11/2028 2,150 941
6.63%, 07/06/2028 6,225 2,767
Bahrain Government International Bond
5.63%, 09/30/2031
(a)
3,950 4,207
Bonos de la Tesoreria de la Republica
1.90%, 09/01/2030 CLP 8,997,686 12,972
Dominican Republic International Bond
5.88%, 01/30/2060
(a)
$ 5,400 5,397
Egypt Government International Bond
7.50%, 01/31/2027 6,525 7,458
Indonesia Treasury Bond
8.38%, 03/15/2034 IDR 105,075,000 8,456
8.75%, 05/15/2031 91,950,000 7,646
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 5,926 6,819
Kenya Government International Bond
7.00%, 05/22/2027
(a)
$ 4,575 4,859
7.00%, 05/22/2027 1,200 1,275
Malaysia Government Bond
3.48%, 03/15/2023 MYR 20,000 4,964
Mexican Bonos
7.75%, 11/13/2042 MXN 88,450 5,102
Nigeria Government International Bond
7.63%, 11/28/2047 $ 2,325 2,262
7.70%, 02/23/2038 1,900 1,909
Peru Government Bond
6.15%, 08/12/2032
(a)
PEN 16,550 5,674
Peruvian Government International Bond
6.90%, 08/12/2037 18,500 6,768
Republic of Poland Government International
Bond
5.13%, 04/21/2021 $ 6,000 6,242
Romanian Government International Bond
3.38%, 01/28/2050
(a)
EUR 3,800 4,467
Russian Federal Bond - OFZ
7.05%, 01/19/2028 RUB 744,800 12,369
Ukraine Government Bond
16.00%, 08/11/2021 UAH 83,325 3,569
Ukraine Government International Bond
0.00%, 05/31/2040
(d),(e)
$ 5,670 5,620
4.38%, 01/27/2030
(a)
EUR 3,500 3,850
$ 132,335
Supranational Bank - 2.67%
African Export-Import Bank/The
3.99%, 09/21/2029
(a)
$ 3,000 3,129
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027
(a)
275 297
5.00%, 07/27/2027 3,100 3,348
$ 6,774
Telecommunications - 3.74%
C&W Senior Financing DAC
6.88%, 09/15/2027 750 805
7.50%, 10/15/2026
(a)
900 971
7.50%, 10/15/2026 1,425 1,538
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 4,395 4,569
6.50%, 10/13/2026 1,430 1,615
$ 9,498
TOTAL BONDS $ 223,574

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS - 0.77%
Principal
Amount (000's) Value (000's)
Healthcare - Services - 0.77%
NMC Health Jersey Ltd
1.88%, 04/30/2025 $ 2,400 $ 1,964
TOTAL CONVERTIBLE BONDS $ 1,964
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 5.34%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 5.34%
1.49%, 04/02/2020
(f)
$ 13,600 $ 13,566
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 13,566
Total Investments $ 239,104
Other Assets and Liabilities -  5.89% 14,972
TOTAL NET ASSETS - 100.00% $ 254,076
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $71,016 or 27.95% of net assets.
(b) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d) Non-income producing security
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Location Percent
Mexico 10.00%
Cayman Islands 9.69%
United States 7.30%
Indonesia 6.34%
Ukraine 5.13%
Chile 5.11%
Peru 4.89%
Russian Federation 4.87%
Egypt 2.94%
Cote d'Ivoire 2.68%
Supranational 2.67%
Virgin Islands, British 2.65%
Poland 2.46%
Mauritius 2.44%
Kenya 2.41%
Dominican Republic 2.12%
United Kingdom 2.08%
India 1.99%
Malaysia 1.95%
Israel 1.95%
Romania 1.76%
Austria 1.75%
Bahrain 1.66%
Nigeria 1.64%
Argentina 1.46%
Ireland 1.30%
Thailand 0.96%
Jersey, Channel Islands 0.77%
Colombia 0.58%
Brazil 0.56%
Other Assets and Liabilities
5.89%
TOTAL NET ASSETS
100.00%
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 02/07/2020 $ 110 EUR 100 $ — $ (1)
Goldman Sachs & Co 02/21/2020 $ 3,635 BRL 15,600 — (5)
HSBC Securities Inc 02/07/2020 $ 197 EUR 178 — —
HSBC Securities Inc 02/07/2020 $ 3,078 EUR 2,792 — (18)
HSBC Securities Inc 02/21/2020 $ 3,731 BRL 15,600 91 —
HSBC Securities Inc 02/21/2020 $ 4,999 MXN 94,500 9 —
JPMorgan Chase 02/07/2020 $ 7,080 EUR 6,310 81 —
JPMorgan Chase 02/07/2020 $ 3,749 EUR 3,400 — (22)
JPMorgan Chase 02/21/2020 BRL 31,200 $ 7,521 — (242)
JPMorgan Chase 02/21/2020 $ 13,594 CLP 10,495,000 481 —
Total $ 662 $ (288)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Citigroup Inc Mexico Government
International Bond,
4.15%, 03/28/2027
0.74% (1.00)% Quarterly 06/20/2024 $ 1,400 $ 15 $ (30) $ — $ (15)
Citigroup Inc Mexico Government
International Bond,
4.15%, 03/28/2027
0.74% (1.00)% Quarterly 06/20/2024 1,800 9 (28) — (19)
JPMorgan Chase Mexico Government
International Bond,
4.15%, 03/28/2027
0.74% (1.00)% Quarterly 06/20/2024 1,400 9 (24) — (15)
Total $ 33 $ (82) $ — $ (49)

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
Barclays Bank PLC Ukraine Government
Bond, 7.75%, 09/01/2022
3.59% 5.00% Quarterly 12/20/2024 $ 3,250 $ 131 $ 67 $ 198 $ —
Barclays Bank PLC Ukraine Government
Bond, 7.75%, 09/01/2022
3.59% 5.00% Quarterly 12/20/2024 2,150 96 35 131 —
Citigroup Inc Petroleos Mexicanos,
6.63%, 06/15/2035
2.05% 1.00% Quarterly 06/20/2024 1,100 (78) 30 — (48)
Goldman Sachs & Co Petroleos Mexicanos,
6.63%, 06/15/2035
2.05% 1.00% Quarterly 06/20/2024 1,100 (80) 32 — (48)
JPMorgan Chase Petroleos Mexicanos,
6.63%, 06/15/2035
2.05% 1.00% Quarterly 06/20/2024 4,350 (319) 129 — (190)
JPMorgan Chase Petroleos Mexicanos,
6.63%, 06/15/2035
2.05% 1.00% Quarterly 06/20/2024 750 (33) — — (33)
Total $ (283) $ 293 $ 329 $ (319)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $12,700.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Citigroup Inc Sinacofi Chile
Interbank Rate Avg
Receive 2.23% Semiannual Semiannual N/A 12/18/2021 CLP 15,400,000 $ (147) $ — $ — $ (147)
JPMorgan Chase Sinacofi Chile
Interbank Rate Avg
Receive 1.51% Semiannual Semiannual N/A 12/18/2021 23,750,000 174 — 174 —
JPMorgan Chase Sinacofi Chile
Interbank Rate Avg
Receive 2.06% Semiannual Semiannual N/A 12/18/2021 10,000,000 (55) — — (55)
JPMorgan Chase Sinacofi Chile
Interbank Rate Avg
Receive 1.81% Semiannual Semiannual N/A 01/28/2022 1,500,000 1 — 1 —
Total $ (27) $ — $ 175 $ (202)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank Offered Rate Pay 1.85% Semiannual Annual N/A 01/28/2022 PLN 243,050 $ 91 $ — $ 91
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 01/28/2030 51,650 (205) (1) (206)
Total $ (114) $ (1) $ (115)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Government
Bond, 14.30%,
09/03/2022
42,975,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 11/13/2020 $ 2,752 $ — $ 131 $ —
HSBC Securities Inc Egypt Government
Bond, 14.30%,
09/03/2022
21,500,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 12/24/2020 1,417 — 30 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 08/11/2020
46,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 08/12/2020 2,554 — 138 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/08/2020
50,500,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 12/09/2020 2,760 — 73 —
JPMorgan Chase Egypt Treasury Bills,
0.00%, 01/05/2021
34,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/08/2021 1,901 — — (4)
Total $ — $ 372 $ (4)
Amounts in thousands except contracts.

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.29% Shares Held Value (000's)
Exchange-Traded Funds - 0.04%
WisdomTree Trust - WisdomTree International
High Dividend Fund
41,052 $ 1,648
WisdomTree US High Dividend Fund 19,116 1,427
$ 3,075
Money Market Funds - 3.25%
BlackRock Liquidity FedFund 1.49%
(a),(b)
19,979,775 19,980
Principal Government Money Market Fund
1.43%
(a),(b),(c)
233,768,810 233,768
$ 253,748
TOTAL INVESTMENT COMPANIES $ 256,823
COMMON STOCKS - 17.27% Shares Held Value (000's)
Advertising - 0.06%
Hakuhodo DY Holdings Inc 40,100 568
Interpublic Group of Cos Inc/The 89,939 2,042
Publicis Groupe SA 45,386 2,012
$ 4,622
Aerospace & Defense - 0.06%
CAE Inc 30,800 914
Dassault Aviation SA 516 628
Elbit Systems Ltd 773 118
Meggitt PLC 122,448 1,089
Spirit AeroSystems Holdings Inc 2,867 187
TransDigm Group Inc 2,935 1,888
$ 4,824
Agriculture - 0.07%
Imperial Brands PLC 121,737 3,122
Japan Tobacco Inc 106,200 2,245
$ 5,367
Airlines - 0.02%
Delta Air Lines Inc 16,853 939
Southwest Airlines Co 9,647 531
$ 1,470
Apparel - 0.12%
Adidas AG 1,878 594
Carter's Inc 9,049 960
Fila Holdings Corp 8,059 295
Gildan Activewear Inc 24,200 670
Hanesbrands Inc 124,915 1,719
Kering SA 2,206 1,348
Moncler SpA 14,022 603
NIKE Inc 4,785 461
Ralph Lauren Corp 17,533 1,990
Tapestry Inc 17,924 462
$ 9,102
Automobile Manufacturers - 0.12%
Cummins Inc 8,252 1,320
Fiat Chrysler Automobiles NV 188,929 2,461
Guangzhou Automobile Group Co Ltd 426,000 427
Isuzu Motors Ltd 100,000 980
Kia Motors Corp 13,332 453
Peugeot SA 76,872 1,583
Volvo AB - B Shares 121,862 2,083
$ 9,307
Automobile Parts & Equipment - 0.14%
Allison Transmission Holdings Inc 11,807 522
BorgWarner Inc 24,809 851
Cie Generale des Etablissements Michelin SCA 16,492 1,913
Dana Inc 34,179 527
Denso Corp 19,600 804
Faurecia SE 32,226 1,535
Goodyear Tire & Rubber Co/The 26,169 344
Koito Manufacturing Co Ltd 13,100 568
Lear Corp 9,094 1,120
Magna International Inc 36,000 1,825
Stanley Electric Co Ltd 25,300 652
Valeo SA 14,075 418
$ 11,079
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 0.95%
AIB Group PLC 1,306,713 $ 3,831
Associated Banc-Corp 71,360 1,422
Atlantic Union Bankshares Corp 28,125 948
Bangkok Bank PCL 94,500 436
Bank Leumi Le-Israel BM 47,444 341
Bank of America Corp 30,797 1,011
Bank OZK 52,524 1,428
Bankinter SA 346,153 2,245
BankUnited Inc 32,349 1,067
Cathay General Bancorp 24,092 869
CIMB Group Holdings Bhd 774,700 929
CIT Group Inc 25,698 1,175
Citigroup Inc 17,449 1,298
Citizens Financial Group Inc 27,539 1,027
Comerica Inc 35,622 2,179
Commerce Bancshares Inc/MO
(d)
12,115 820
Concordia Financial Group Ltd 424,400 1,600
Cullen/Frost Bankers Inc 11,018 982
DBS Group Holdings Ltd 47,300 871
DNB ASA 48,278 844
East West Bancorp Inc 23,192 1,063
Fifth Third Bancorp 47,753 1,359
Fukuoka Financial Group Inc 89,800 1,556
Huntington Bancshares Inc/OH 123,913 1,681
Investec PLC 389,952 2,152
Israel Discount Bank Ltd 36,982 168
KeyCorp 97,979 1,833
M&T Bank Corp 7,270 1,225
Mediobanca Banca di Credito Finanziario SpA 87,825 876
Mizrahi Tefahot Bank Ltd 4,470 122
Morgan Stanley 28,209 1,474
Northern Trust Corp 11,554 1,130
OFG Bancorp 57,483 1,133
Oversea-Chinese Banking Corp Ltd 100,300 789
PacWest Bancorp 111,215 3,898
Paragon Banking Group PLC 164,086 1,100
Pinnacle Financial Partners Inc 8,959 529
PNC Financial Services Group Inc/The 8,417 1,250
Regions Financial Corp 176,551 2,749
Resona Holdings Inc 184,400 760
Signature Bank/New York NY 6,396 908
Skandinaviska Enskilda Banken AB 188,635 1,864
State Street Corp 27,739 2,098
Synovus Financial Corp 33,830 1,185
TCF Financial Corp 61,263 2,590
Toronto-Dominion Bank/The 45,500 2,515
UBS Group AG
(e)
582,007 7,228
Wells Fargo & Co 32,957 1,547
Zions Bancorp NA 47,837 2,176
$ 74,281
Beverages - 0.05%
Asahi Group Holdings Ltd 15,400 714
Carlsberg A/S 5,922 865
Coca-Cola European Partners PLC 7,260 382
Constellation Brands Inc 2,775 522
Kirin Holdings Co Ltd 46,900 1,030
Thai Beverage PCL 837,200 486
$ 3,999
Biotechnology - 0.06%
Amgen Inc 5,064 1,094
H Lundbeck A/S 64,887 2,757
Mirati Therapeutics Inc
(e)
5,581 485
$ 4,336
Building Materials - 0.22%
Asia Cement China Holdings Corp 563,500 707
Buzzi Unicem SpA 43,156 1,008
China Lesso Group Holdings Ltd 670,000 861
Fletcher Building Ltd 20,811 74
Fortune Brands Home & Security Inc 12,815 880

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Ibstock PLC
(f)
321,084 $ 1,232
Imerys SA 63,628 2,747
Kingspan Group PLC 9,915 613
LafargeHolcim Ltd
(e)
83,017 4,219
Martin Marietta Materials Inc 1,803 476
Masco Corp 39,278 1,866
Summit Materials Inc
(e)
49,459 1,087
US Concrete Inc
(e)
12,631 450
Xinyi Glass Holdings Ltd 746,000 935
$ 17,155
Chemicals - 0.43%
Arkema SA 25,729 2,358
BASF SE 35,992 2,429
Cabot Corp 18,379 733
Celanese Corp 7,015 726
Chemours Co/The 193,476 2,684
Clariant AG
(e)
150,430 3,386
Covestro AG
(f)
57,620 2,428
Denka Co Ltd 44,100 1,191
Eastman Chemical Co 21,998 1,568
Huntsman Corp 63,634 1,308
Israel Chemicals Ltd 22,372 94
Lintec Corp 35,400 765
Methanex Corp 80,600 2,614
Mitsubishi Chemical Holdings Corp 265,900 1,922
Mitsubishi Gas Chemical Co Inc 151,400 2,292
Mitsui Chemicals Inc 68,700 1,509
Nissan Chemical Corp 14,500 599
Showa Denko KK 70,600 1,688
Solvay SA 12,711 1,317
Sumitomo Bakelite Co Ltd 27,300 981
Westlake Chemical Corp 11,456 701
$ 33,293
Commercial Services - 0.36%
Adecco Group AG 83,754 4,907
ADT Inc
(d)
240,040 1,488
Ashtead Group PLC 56,110 1,811
ATD New Holdings Inc
(e),(g),(h)
385,347 9,738
CCR SA 175,400 743
Cengage Learning Holdings II Inc
(e)
34,465 440
H&R Block Inc 66,887 1,552
ManpowerGroup Inc 12,208 1,117
Persol Holdings Co Ltd 18,900 338
QinetiQ Group PLC 164,298 763
Randstad NV 51,313 2,947
Recruit Holdings Co Ltd 9,500 370
Robert Half International Inc 16,438 956
Sixt SE 5,616 566
Sohgo Security Services Co Ltd 8,100 421
$ 28,157
Computers - 0.08%
Appen Ltd 30,033 495
Atos SE 14,596 1,210
HP Inc 71,988 1,535
NetApp Inc 28,253 1,509
Obic Co Ltd 5,800 790
Perspecta Inc 25,355 712
$ 6,251
Consumer Products - 0.01%
Henkel AG & Co KGaA 10,553 972
Cosmetics & Personal Care - 0.02%
Lion Corp 16,500 313
Pola Orbis Holdings Inc 44,400 962
$ 1,275
Distribution & Wholesale - 0.12%
Fastenal Co 34,680 1,210
KAR Auction Services Inc 77,096 1,620
Marubeni Corp 261,400 1,878
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Mitsubishi Corp 66,200 $ 1,697
Seven Group Holdings Ltd 65,164 868
Toyota Tsusho Corp 32,600 1,127
WW Grainger Inc 2,907 880
$ 9,280
Diversified Financial Services - 0.30%
Affiliated Managers Group Inc 8,335 666
Alliance Data Systems Corp 6,167 634
Ally Financial Inc 26,085 835
Ameriprise Financial Inc 8,735 1,445
Aruhi Corp 34,000 553
Capital One Financial Corp 8,283 827
Charles Schwab Corp/The 16,974 773
Discover Financial Services 9,962 748
E*TRADE Financial Corp 12,483 532
Evercore Inc - Class A 13,187 1,010
Fubon Financial Holding Co Ltd 502,000 744
Hana Financial Group Inc 12,951 358
Intercontinental Exchange Inc 4,578 457
Jefferies Financial Group Inc 55,902 1,210
Mebuki Financial Group Inc 983,500 2,179
OneMain Holdings Inc 22,667 960
ORIX Corp 109,200 1,845
Raymond James Financial Inc 8,319 761
SEI Investments Co 7,751 506
Standard Life Aberdeen PLC 986,968 3,922
Synchrony Financial 32,146 1,042
TD Ameritrade Holding Corp 23,634 1,122
$ 23,129
Electric - 2.40%
AGL Energy Ltd 168,448 2,235
Ameren Corp 16,038 1,316
CenterPoint Energy Inc 35,098 929
Clearway Energy Inc - Class C 550,596 11,656
CMS Energy Corp 173,209 11,867
DTE Energy Co 89,768 11,904
Edison International 272,000 20,822
Enel SpA 262,302 2,286
Entergy Corp 17,769 2,337
FirstEnergy Corp 324,894 16,502
Fortis Inc/Canada 375,000 16,356
Hera SpA 249,504 1,135
Meridian Energy Ltd 31,253 107
NextEra Energy Inc 81,000 21,724
NRG Energy Inc 362,500 13,373
PG&E Corp
(e)
350,000 5,323
Public Service Enterprise Group Inc 364,952 21,605
Sempra Energy 77,500 12,450
Vistra Energy Corp 590,000 13,287
$ 187,214
Electrical Components & Equipment - 0.03%
AMETEK Inc 2,943 286
Brother Industries Ltd 62,700 1,211
Littelfuse Inc 2,824 499
$ 1,996
Electronics - 0.12%
Allegion PLC 4,026 521
Gentex Corp 65,438 1,948
Honeywell International Inc 4,705 815
ITEQ Corp 220,000 946
MINEBEA MITSUMI Inc 36,700 713
Mycronic AB 56,654 1,103
Nippon Electric Glass Co Ltd 72,700 1,404
Roper Technologies Inc 1,344 513
Taiwan Union Technology Corp 246,000 1,009
Yageo Corp 62,000 778
$ 9,750
Energy - Alternate Sources - 0.34%
NextEra Energy Partners LP
(d)
466,985 26,511

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0.14%
ACS Actividades de Construccion y Servicios SA 75,386 $ 2,506
Auckland International Airport Ltd 23,634 132
CIMIC Group Ltd 82,604 1,598
Eiffage SA 5,066 587
Gamuda Bhd 839,500 787
HOCHTIEF AG 20,719 2,397
Kyowa Exeo Corp 21,500 537
Obayashi Corp 117,900 1,293
SATS Ltd 195,500 651
SPIE SA 41,781 809
$ 11,297
Entertainment - 0.08%
Aristocrat Leisure Ltd 28,174 672
GVC Holdings PLC 350,816 4,057
Vail Resorts Inc 7,867 1,844
$ 6,573
Food - 0.11%
Calbee Inc 16,200 530
Coles Group Ltd 63,757 700
Colruyt SA 16,041 803
Dairy Farm International Holdings Ltd 10,433 54
Jardine Strategic Holdings Ltd 6,839 209
Koninklijke Ahold Delhaize NV 89,909 2,206
MEIJI Holdings Co Ltd 9,100 640
Sonae SGPS SA 916,555 853
Wm Morrison Supermarkets PLC
(d)
1,073,150 2,573
$ 8,568
Forest Products & Paper - 0.18%
Domtar Corp 62,973 2,193
Interfor Corp
(e)
66,932 709
International Paper Co 50,820 2,069
Mondi PLC 79,981 1,627
Oji Holdings Corp 173,000 879
Stora Enso Oyj 196,911 2,556
UPM-Kymmene Oyj 88,074 2,775
West Fraser Timber Co Ltd 30,600 1,226
$ 14,034
Gas - 1.31%
Atmos Energy Corp 142,182 16,639
Enagas SA 128,052 3,450
New Jersey Resources Corp 338,988 14,007
NiSource Inc 972,253 28,497
South Jersey Industries Inc 518,220 15,961
Southwest Gas Holdings Inc 316,802 23,922
$ 102,476
Hand & Machine Tools - 0.05%
Amada Holdings Co Ltd 132,700 1,382
Lincoln Electric Holdings Inc 10,257 915
Snap-on Inc 6,680 1,066
Techtronic Industries Co Ltd 79,000 630
$ 3,993
Healthcare - Products - 0.03%
Carl Zeiss Meditec AG 6,597 806
China Medical System Holdings Ltd 556,000 740
Fisher & Paykel Healthcare Corp Ltd 13,995 209
STERIS PLC 3,915 590
$ 2,345
Healthcare - Services - 0.06%
Encompass Health Corp 13,264 1,022
Fresenius Medical Care AG & Co KGaA 12,726 978
Fresenius SE & Co KGaA 16,712 853
NMC Health PLC 8,213 140
Quest Diagnostics Inc 16,673 1,846
Ryman Healthcare Ltd 9,755 103
$ 4,942
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 0.05%
CK Hutchison Holdings Ltd 239,500 $ 2,116
Jardine Matheson Holdings Ltd 6,835 381
Swire Pacific Ltd 135,000 1,186
$ 3,683
Home Builders - 0.20%
Persimmon PLC 222,820 8,970
PulteGroup Inc 43,871 1,959
Sekisui Chemical Co Ltd 66,200 1,102
Taylor Wimpey PLC 831,892 2,360
Toll Brothers Inc 32,797 1,455
$ 15,846
Home Furnishings - 0.02%
Hoshizaki Corp 4,800 441
SEB SA 4,356 559
Sony Corp 3,300 231
Targus Group International Inc
(e),(g),(h)
75,880 4
$ 1,235
Housewares - 0.03%
Newell Brands Inc 129,700 2,533
Insurance - 0.48%
Allstate Corp/The 7,266 861
American Financial Group Inc/OH 11,185 1,217
Arthur J Gallagher & Co 14,641 1,502
ASR Nederland NV 27,637 1,028
Aviva PLC 685,121 3,590
Dai-ichi Life Holdings Inc 97,700 1,450
Fidelity National Financial Inc 39,092 1,906
Great-West Lifeco Inc 169,700 4,397
Hannover Rueck SE 3,288 638
Hanover Insurance Group Inc/The 14,109 1,955
iA Financial Corp Inc 47,400 2,608
Manulife Financial Corp 172,000 3,351
National General Holdings Corp 24,365 530
NN Group NV 102,949 3,574
Primerica Inc 3,475 412
Progressive Corp/The 18,349 1,481
Prudential Financial Inc 23,619 2,151
Swiss Life Holding AG 2,653 1,334
T&D Holdings Inc 138,700 1,478
Unum Group 64,075 1,710
$ 37,173
Internet - 0.04%
CDW Corp/DE 3,439 449
Expedia Group Inc 2,982 323
Kakaku.com Inc 18,100 473
Trend Micro Inc/Japan 21,800 1,139
VeriSign Inc
(e)
3,731 776
$ 3,160
Investment Companies - 0.00%
EXOR NV 4,632 341
Iron & Steel - 0.28%
ArcelorMittal SA 35,987 529
BlueScope Steel Ltd 45,665 427
Fortescue Metals Group Ltd 333,937 2,474
Nucor Corp 25,583 1,215
Reliance Steel & Aluminum Co 19,707 2,262
Specialty Steel Holdings, Inc.
(e),(g),(h)
87 13,171
Steel Dynamics Inc 58,909 1,760
$ 21,838
Leisure Products & Services - 0.02%
Yamaha Motor Co Ltd 105,400 1,956
Lodging - 0.04%
City Developments Ltd 151,700 1,169
Extended Stay America Inc 37,232 481
Melco Resorts & Entertainment Ltd ADR 6,487 131
NagaCorp Ltd 686,000 967
Shangri-La Asia Ltd 872,000 804
$ 3,552

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.07%
Hitachi Ltd 23,000 $ 876
Komatsu Ltd 76,400 1,689
Oshkosh Corp 14,654 1,261
Sandvik AB 47,999 876
Zoomlion Heavy Industry Science and
Technology Co Ltd
953,600 700
$ 5,402
Machinery - Diversified - 0.12%
ANDRITZ AG 61,504 2,420
Cognex Corp 3,820 195
Deutz AG 75,046 392
Dover Corp 13,940 1,587
Graco Inc 11,458 609
GrafTech International Ltd 88,886 954
KION Group AG 25,261 1,581
Nordson Corp 3,008 508
Sumitomo Heavy Industries Ltd 42,500 1,113
$ 9,359
Media - 0.84%
Altice USA Inc
(e)
1,034,612 28,307
Charter Communications Inc
(e)
24,435 12,644
Cogeco Communications Inc 176,200 13,834
Comcast Corp - Class A 231,164 9,984
Quebecor Inc 31,200 774
$ 65,543
Metal Fabrication & Hardware - 0.03%
SKF AB 53,540 980
Timken Co/The 26,948 1,416
$ 2,396
Mining - 0.34%
Anglo American PLC 81,535 2,128
BHP Group Ltd 64,383 1,651
Boliden AB 41,577 987
Kirkland Lake Gold Ltd 3,100 127
Lundin Mining Corp 207,600 1,089
OZ Minerals Ltd 53,583 358
Perenti Global Ltd 384,781 390
Real Alloy Holding Inc
(e),(g),(h)
362 13,406
Rio Tinto Ltd 31,180 2,023
Rio Tinto PLC 42,765 2,287
South32 Ltd 1,157,161 1,985
$ 26,431
Miscellaneous Manufacturers - 0.03%
AO Smith Corp 15,793 674
ITT Inc 6,735 452
Parker-Hannifin Corp 4,640 908
$ 2,034
Office & Business Equipment - 0.02%
FUJIFILM Holdings Corp 13,800 686
Sato Holdings Corp 25,000 710
$ 1,396
Oil & Gas - 0.56%
Aker BP ASA 59,460 1,675
Beach Energy Ltd 309,664 540
Cabot Oil & Gas Corp 42,412 598
Canadian Natural Resources Ltd 117,800 3,313
ConocoPhillips 17,404 1,034
DCC PLC 9,110 736
Eni SpA 180,654 2,531
EOG Resources Inc 6,684 487
Frontera Energy Corp 71,984 507
Helmerich & Payne Inc 14,380 583
Idemitsu Kosan Co Ltd 43,400 1,083
Imperial Oil Ltd 62,300 1,477
JXTG Holdings Inc 385,000 1,637
Lundin Petroleum AB 27,326 831
Marathon Oil Corp 66,267 753
Marathon Petroleum Corp 32,883 1,792
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Milagro Oil & Gas Inc
(e),(g),(h)
1,874 $ 191
Occidental Petroleum Corp 64,111 2,547
Oil Search Ltd 171,795 821
OMV AG 33,096 1,645
Patterson-UTI Energy Inc 83,069 660
Repsol SA 172,925 2,380
Royal Dutch Shell PLC ADR 25,000 1,304
Royal Dutch Shell PLC - A Shares 151,553 3,980
Royal Dutch Shell PLC - B Shares 81,755 2,148
Santos Ltd 171,263 983
Suncor Energy Inc 86,400 2,641
TORC Oil & Gas Ltd
(d)
205,000 595
TOTAL SA 50,615 2,464
Woodside Petroleum Ltd 88,772 2,034
$ 43,970
Packaging & Containers - 0.04%
DS Smith PLC 188,166 843
Packaging Corp of America 12,135 1,162
Westrock Co 27,353 1,067
$ 3,072
Pharmaceuticals - 0.17%
AbbVie Inc 37,482 3,037
Alfresa Holdings Corp 29,200 587
Astellas Pharma Inc 61,900 1,094
Kyowa Kirin Co Ltd 37,400 879
McKesson Corp 3,214 458
Medipal Holdings Corp 26,400 559
Novartis AG 32,662 3,086
Ono Pharmaceutical Co Ltd 41,300 951
Reata Pharmaceuticals Inc
(e)
3,630 794
Shionogi & Co Ltd 10,300 613
Ship Healthcare Holdings Inc 11,000 493
Sumitomo Dainippon Pharma Co Ltd 28,600 491
$ 13,042
Pipelines - 0.36%
Enterprise Products Partners LP 728,800 18,781
ONEOK Inc 52,760 3,950
Targa Resources Corp 149,207 5,446
$ 28,177
Private Equity - 0.01%
Intermediate Capital Group PLC 41,106 943
Real Estate - 0.62%
Aroundtown SA 485,854 4,600
Azrieli Group Ltd 1,349 99
CA Immobilien Anlagen AG 21,493 946
Castellum AB 84,225 2,069
CK Asset Holdings Ltd 178,000 1,137
Daito Trust Construction Co Ltd 11,500 1,355
Echo Investment SA 406,230 537
Entra ASA
(f)
56,607 966
Fabege AB 59,888 1,027
Hongkong Land Holdings Ltd 36,007 191
Hysan Development Co Ltd 380,000 1,419
Kerry Properties Ltd 515,000 1,436
LEG Immobilien AG 14,387 1,774
Midea Real Estate Holding Ltd
(f)
859,400 2,403
Mitsubishi Estate Co Ltd 305,800 5,989
Mitsui Fudosan Co Ltd 53,170 1,408
New World Development Co Ltd 3,093,580 3,864
Nexity SA 10,098 488
Nomura Real Estate Holdings Inc 52,400 1,290
Sun Hung Kai Properties Ltd 233,500 3,253
TAG Immobilien AG
(e)
80,060 2,110
Times China Holdings Ltd 372,000 649
TLG Immobilien AG
(e)
47,342 1,586
Tokyo Tatemono Co Ltd 82,900 1,339
UOL Group Ltd 137,500 799
Vonovia SE 68,154 3,890
Wihlborgs Fastigheter AB 53,421 1,023

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Zhongliang Holdings Group Co Ltd 779,000 $ 541
$ 48,188
REITs - 3.30%
AIMS APAC REIT 1,778,590 1,898
Alexandria Real Estate Equities Inc 22,748 3,712
Altarea SCA 1,638 375
American Homes 4 Rent 117,330 3,207
Americold Realty Trust 38,885 1,340
Apartment Investment & Management Co 67,846 3,576
Apple Hospitality REIT Inc 183,705 2,759
Arena REIT 783,750 1,617
Assura PLC 741,993 762
AvalonBay Communities Inc 23,079 5,001
Big Yellow Group PLC 58,513 909
Blackstone Mortgage Trust Inc 32,838 1,254
Brandywine Realty Trust 165,897 2,592
British Land Co PLC/The 338,731 2,477
Brookfield Property REIT Inc 143,133 2,642
Camden Property Trust 4,752 534
CapitaLand Commercial Trust 556,100 837
CapitaLand Retail China Trust 273,688 310
CareTrust REIT Inc 51,600 1,144
Centuria Industrial REIT 327,451 797
Centuria Metropolitan REIT 108,055 217
Charter Hall Group 68,137 581
City Office REIT Inc 89,099 1,205
CoreSite Realty Corp 96,456 11,329
Covivio 12,737 1,511
Cromwell European Real Estate Investment Trust 1,848,600 1,118
Crown Castle International Corp 16,660 2,496
CubeSmart 87,955 2,786
Daiwa Office Investment Corp 177 1,419
Dexus 195,745 1,652
Dream Industrial Real Estate Investment Trust
(d)
359,330 3,796
Duke Realty Corp 34,651 1,258
EPR Properties 45,765 3,266
Equinix Inc 22,983 13,554
Essential Properties Realty Trust Inc 81,052 2,238
Essex Property Trust Inc 10,603 3,284
Far East Hospitality Trust 1,302,430 647
First Industrial Realty Trust Inc 21,158 903
Frasers Logistics & Industrial Trust 1,046,500 934
Gecina SA 8,531 1,609
Goodman Group 176,442 1,747
Healthcare Trust of America Inc 142,993 4,580
Healthpeak Properties Inc 126,397 4,549
Highwoods Properties Inc 13,498 676
Independence Realty Trust Inc 533,922 7,833
Industrial & Infrastructure Fund Investment Corp 869 1,333
Industrial Logistics Properties Trust 261,882 5,994
Inmobiliaria Colonial Socimi SA 103,885 1,392
Investec Australia Property Fund
(d)
594,101 606
Invincible Investment Corp 1,512 764
Invitation Homes Inc 231,801 7,295
Irish Residential Properties REIT PLC 683,341 1,255
Japan Hotel REIT Investment Corp 4,425 2,980
Kenedix Office Investment Corp 176 1,414
Kilroy Realty Corp 20,280 1,675
Klepierre SA 140,078 4,761
Land Securities Group PLC 215,145 2,660
Lendlease Global Commercial REIT 636,000 428
Liberty Property Trust 26,924 1,687
Link REIT 442,200 4,472
LondonMetric Property PLC 386,230 1,161
Macquarie Mexico Real Estate Management SA
de CV
(f)
1,157,850 1,578
Mapletree Industrial Trust 425,500 865
Mapletree Logistics Trust 1,520,630 2,046
MCUBS MidCity Investment Corp 3,924 4,606
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Merlin Properties Socimi SA 245,431 $ 3,481
Minto Apartment Real Estate Investment Trust 92,016 1,713
Mitsui Fudosan Logistics Park Inc 164 795
New Residential Investment Corp 84,366 1,412
NewRiver REIT PLC 445,313 1,105
NexPoint Residential Trust Inc 28,088 1,371
Nippon Prologis REIT Inc
(e)
182 523
Northview Apartment Real Estate Investment
Trust
(d)
24,900 578
NSI NV 37,202 2,031
Outfront Media Inc 90,000 2,677
Park Hotels & Resorts Inc 118,547 2,601
Physicians Realty Trust 186,227 3,603
PLA Administradora Industrial S de RL de CV 376,853 615
Primary Health Properties PLC 321,970 669
Prologis Inc 86,981 8,079
Rexford Industrial Realty Inc 37,388 1,802
Sabra Health Care REIT Inc 182,370 3,921
SBA Communications Corp 34,200 8,535
Segro PLC 245,967 2,954
Sekisui House Reit Inc 2,717 2,327
Simon Property Group Inc 13,295 1,770
Spirit Realty Capital Inc 28,801 1,520
STAG Industrial Inc 58,986 1,902
Stockland 642,271 2,100
STORE Capital Corp 83,989 3,297
Summit Industrial Income REIT 72,049 703
Sun Communities Inc 26,866 4,357
Sunstone Hotel Investors Inc 60,093 762
Taubman Centers Inc 33,976 898
Terreno Realty Corp 20,497 1,174
Two Harbors Investment Corp 23,775 363
UNITE Group PLC/The 106,948 1,796
United Urban Investment Corp 1,132 2,028
Uniti Group Inc 618,635 3,916
VICI Properties Inc 179,546 4,812
Welltower Inc 60,470 5,135
Weyerhaeuser Co 88,613 2,565
WPT Industrial Real Estate Investment Trust 395,649 5,630
$ 257,423
Retail - 0.43%
American Eagle Outfitters Inc 31,210 449
Best Buy Co Inc 27,190 2,303
Bosideng International Holdings Ltd 2,040,000 671
Canadian Tire Corp Ltd
(d)
18,600 1,995
Darden Restaurants Inc 7,245 844
Dick's Sporting Goods Inc 33,524 1,483
Domino's Pizza Inc 1,812 510
Dufry AG
(e)
56,410 4,890
Foot Locker Inc 43,008 1,633
Harvey Norman Holdings Ltd 813,980 2,284
Home Depot Inc/The 3,578 816
Industria de Diseno Textil SA 34,007 1,144
Kingfisher PLC 812,651 2,182
Kohl's Corp 44,525 1,903
MSC Industrial Direct Co Inc 22,427 1,527
Pandora A/S 35,548 1,835
Penske Automotive Group Inc 32,689 1,535
Ross Stores Inc 3,322 373
Ruth's Hospitality Group Inc 22,357 458
Starbucks Corp 5,999 509
Sundrug Co Ltd 21,400 725
Tractor Supply Co 4,940 459
Tsuruha Holdings Inc 6,600 808
USS Co Ltd 44,100 800
Walgreens Boots Alliance Inc 26,348 1,340
$ 33,476
Savings & Loans - 0.01%
Sterling Bancorp/DE 29,908 598

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 0.20%
Advantest Corp 17,100 $ 892
Applied Materials Inc 13,813 801
Broadcom Inc 4,720 1,440
Cabot Microelectronics Corp 10,878 1,583
Entegris Inc 21,207 1,098
Intel Corp 21,515 1,375
Lam Research Corp 3,860 1,151
Microchip Technology Inc 13,012 1,268
NXP Semiconductors NV 8,801 1,117
Powertech Technology Inc 107,000 379
Skyworks Solutions Inc 10,832 1,226
SUMCO Corp 116,200 1,777
Teradyne Inc 4,983 329
Texas Instruments Inc 7,817 943
$ 15,379
Shipbuilding - 0.04%
Wartsila OYJ Abp 153,850 1,886
Yangzijiang Shipbuilding Holdings Ltd 1,431,900 983
$ 2,869
Software - 0.10%
CDK Global Inc 12,510 671
InterXion Holding NV
(e)
13,002 1,132
Micro Focus International PLC 319,388 4,289
Oracle Corp 12,324 646
Synopsys Inc
(e)
6,627 978
Temenos AG
(e)
2,478 399
$ 8,115
Storage & Warehousing - 0.02%
Safestore Holdings PLC 170,427 1,814
Telecommunications - 0.66%
Accton Technology Corp 193,000 1,026
BCE Inc 307,475 14,488
Cisco Systems Inc 24,110 1,108
CITIC Telecom International Holdings Ltd 2,140,000 739
KDDI Corp 46,300 1,399
LogMeIn Inc 11,084 953
Motorola Solutions Inc 8,437 1,493
NTT DOCOMO Inc 54,200 1,540
Service Stream Ltd 283,187 493
Spark New Zealand Ltd 44,781 134
Telefonica Deutschland Holding AG 2,050,354 6,206
TELUS Corp 495,000 19,843
TELUS Corp 45,200 1,813
$ 51,235
Toys, Games & Hobbies - 0.01%
Nintendo Co Ltd 1,800 662
Transportation - 0.08%
Canadian Pacific Railway Ltd 2,300 611
CH Robinson Worldwide Inc 10,664 770
CSX Corp 8,129 621
Kamigumi Co Ltd 25,800 551
Landstar System Inc 2,126 235
Old Dominion Freight Line Inc 872 171
Poste Italiane SpA
(f)
43,548 499
Sankyu Inc 17,600 868
SITC International Holdings Co Ltd 922,000 1,086
Union Pacific Corp 5,231 939
$ 6,351
Water - 0.01%
Pennon Group PLC 48,687 711
TOTAL COMMON STOCKS $ 1,347,501
CONVERTIBLE PREFERRED STOCKS
- 0.03% Shares Held Value (000's)
Banks - 0.03%
Wells Fargo & Co 7.50%
(i)
1,680 $ 2,597
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,597
PREFERRED STOCKS - 1.05% Shares Held Value (000's)
Banks - 0.30%
AgriBank FCB 6.88%, 01/01/2024
(i)
33,000 $ 3,564
3 Month USD LIBOR + 4.23%
Banco do Estado do Rio Grande do Sul SA
0.08%
46,659 219
Citigroup Inc 6.88%, 11/15/2023
(d),(i)
78,695 2,287
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(i)
2,600 72
3 Month USD LIBOR + 3.64%
Fifth Third Bancorp 6.63%, 12/31/2023
(i)
93,674 2,739
3 Month USD LIBOR + 3.71%
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(i)
32,200 867
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(i)
62,796 1,648
KeyCorp 6.13%, 12/15/2026
(i)
40,000 1,204
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(d),(i)
60,000 1,726
3 Month USD LIBOR + 3.49%
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(i)
27,567 758
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(d),(i)
38,000 1,083
3 Month USD LIBOR + 3.15%
State Street Corp 5.35%, 03/15/2026
(i)
3,704 106
3 Month USD LIBOR + 3.71%
State Street Corp 5.90%, 03/15/2024
(i)
65,000 1,829
3 Month USD LIBOR + 3.11%
US Bancorp 6.50%, 01/15/2022
(d),(i)
3,000 83
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(i)
119,879 3,425
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(d),(i)
78,727 2,086
$ 23,696
Consumer Products - 0.01%
Henkel AG & Co KGaA 1.85% 9,081 924
Diversified Financial Services - 0.02%
Affiliated Managers Group Inc 5.88%,
03/30/2059
(d)
5,000 137
Charles Schwab Corp/The 6.00%, 12/01/2020
(i)
55,283 1,468
$ 1,605
Electric - 0.26%
Alabama Power Co 5.00%, 10/01/2022
(d),(i)
75,000 2,077
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,449
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079
(d)
200,000 5,574
Dominion Energy Inc 5.25%, 07/30/2076
(d)
76,941 2,013
DTE Energy Co 5.25%, 12/01/2077 35,000 931
Duke Energy Corp 5.75%, 06/15/2024
(d),(i)
59,660 1,685
Entergy Louisiana LLC 4.70%, 06/01/2063
(d)
95,030 2,432
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
(d)
6,445 179
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
(d)
120,000 3,320
Southern Co/The 5.25%, 12/01/2077 31,100 825
$ 20,485
Food - 0.01%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(i)
10,000 995
Gas - 0.01%
Entergy New Orleans LLC 5.00%, 12/01/2052 17,346 446
Insurance - 0.08%
Arch Capital Group Ltd 5.25%, 09/29/2021
(i)
30,800 799
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
(d)
97,800 2,780
3 Month USD LIBOR + 5.60%

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Reinsurance Group of America Inc 5.75%,
06/15/2056
(d)
8,367 $ 247
3 Month USD LIBOR + 4.04%
Reinsurance Group of America Inc 6.20%,
09/15/2042
(d)
14,888 412
3 Month USD LIBOR + 4.37%
Voya Financial Inc 5.35%, 09/15/2029
(i)
80,800 2,258
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 6,496
REITs - 0.15%
Equity Residential 8.29%, 12/10/2026
(i)
20,702 1,315
Kimco Realty Corp 5.25%, 12/20/2022
(i)
63,000 1,674
Prologis Inc 8.54%, 11/13/2026
(i)
92,034 6,718
Public Storage 5.05%, 08/09/2022
(i)
2,000 53
Public Storage 5.60%, 03/11/2024
(d),(i)
40,000 1,121
SITE Centers Corp 6.38%, 06/05/2022
(i)
15,702 421
$ 11,302
Savings & Loans - 0.01%
People's United Financial Inc 5.63%, 12/15/2026
(i)
21,800 623
3 Month USD LIBOR + 4.02%
Sovereign - 0.15%
CoBank ACB 3.01%, 07/10/2022
(f),(i)
8,000 5,440
3 Month USD LIBOR + 1.18%
CoBank ACB 6.20%, 01/01/2025
(i)
7,000 763
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(i)
51,000 5,457
3 Month USD LIBOR + 4.56%
$ 11,660
Telecommunications - 0.05%
Centaur Funding Corp 9.08%, 04/21/2020
(f)
2,071 2,131
Telephone & Data Systems Inc 6.88%,
11/15/2059
(d)
9,296 241
Telephone & Data Systems Inc 7.00%,
03/15/2060
(d)
58,018 1,494
$ 3,866
TOTAL PREFERRED STOCKS $ 82,098
BONDS - 72.07%
Principal
Amount (000's) Value (000's)
Advertising - 0.07%
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(f)
$ 475 $ 489
5.00%, 08/15/2027
(f)
4,725 4,949
$ 5,438
Aerospace & Defense - 0.45%
Leonardo SpA
4.88%, 03/24/2025 EUR 500 666
TransDigm Inc
5.50%, 11/15/2027
(f)
$ 16,300 16,400
6.25%, 03/15/2026
(f)
6,475 6,983
6.38%, 06/15/2026 5,000 5,275
7.50%, 03/15/2027 2,950 3,230
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,025 1,092
United Technologies Corp
3.10%, 06/01/2022 1,800 1,859
$ 35,505
Agriculture - 0.35%
Adecoagro SA
6.00%, 09/21/2027
(d)
2,600 2,608
Camposol SA
6.00%, 02/03/2027
(f),(j)
745 755
JBS Investments II GmbH
7.00%, 01/15/2026
(f)
1,500 1,633
7.00%, 01/15/2026 8,467 9,216
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Kernel Holding SA
8.75%, 01/31/2022 $ 1,145 $ 1,241
Philip Morris International Inc
6.38%, 05/16/2038 1,500 2,134
Reynolds American Inc
4.00%, 06/12/2022 2,800 2,930
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 5,600 5,496
Vector Group Ltd
6.13%, 02/01/2025
(f)
$ 1,500 1,492
$ 27,505
Airlines - 0.16%
Aerovias de Mexico SA de CV
7.00%, 02/05/2025
(f),(h),(j)
1,365 1,365
Gol Finance SA
7.00%, 01/31/2025
(f)
8,869 9,006
Latam Finance Ltd
7.00%, 03/01/2026
(f)
1,585 1,728
$ 12,099
Apparel - 0.00%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 235
Automobile Manufacturers - 0.12%
Daimler AG
1.40%, 01/12/2024 2,000 2,330
Jaguar Land Rover Automotive PLC
2.20%, 01/15/2024 3,500 3,697
Tesla Inc
5.30%, 08/15/2025
(d),(f)
$ 3,250 3,283
$ 9,310
Automobile Parts & Equipment - 0.26%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 2,300 2,948
LKQ European Holdings BV
3.63%, 04/01/2026 600 689
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(f)
$ 6,725 7,214
Truck Hero Inc
8.50%, 04/21/2024
(f)
5,440 5,637
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 12/31/2049
(i),(k)
3,900 3,931
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
$ 20,419
Banks - 5.06%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(f),(i),(k)
2,600 2,987
USD Swap Rate NY 5 Year + 5.17%
Banco de Sabadell SA
5.38%, 12/12/2028
(k)
EUR 2,200 2,754
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 12/31/2049
(i),(k)
$ 7,500 7,736
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026
(f)
2,065 2,091
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(f),(i),(k)
7,000 7,626
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
(i),(k)
3,000 3,268
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Mercantil del Norte SA/Grand Cayman
(continued)
7.50%, 12/31/2099
(f),(i),(k)
$ 3,670 $ 4,161
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.47%
Bancolombia SA
3.00%, 01/29/2025 1,330 1,338
4.63%, 12/18/2029
(k)
5,831 5,999
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/2034
(f),(k)
1,300 1,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%
Bank Leumi Le-Israel BM
3.28%, 01/29/2031
(f),(k)
1,380 1,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.63%
Bank of America Corp
6.30%, 12/31/2049
(i),(k)
14,300 16,651
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(i),(k)
5,300 5,989
3 Month USD LIBOR + 4.17%
Bank of Montreal
1.61%, 10/28/2021 CAD 3,750 2,830
Bank of New York Mellon Corp/The
4.62%, 12/31/2099
(i),(k)
$ 6,000 6,348
3 Month USD LIBOR + 3.13%
4.95%, 12/31/2049
(i),(k)
4,420 4,467
3 Month USD LIBOR + 3.42%
Banque Centrale de Tunisie International Bond
5.63%, 02/17/2024 EUR 7,500 8,245
Barclays Bank PLC
6.28%, 12/31/2049
(i),(k)
$ 2,000 2,376
3 Month USD LIBOR + 1.55%
Barclays PLC
7.88%, 12/31/2049
(i),(k)
7,500 8,119
USD Swap Semi-Annual 5 Year + 6.77%
BBVA Bancomer SA/Texas
5.88%, 09/13/2034
(f),(k)
1,600 1,766
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.31%
BNP Paribas SA
2.12%, 01/23/2027
(k)
EUR 1,000 1,219
3 Month Euro Interbank Offered Rate +
1.80%
7.37%, 12/31/2049
(f),(i),(k)
$ 3,000 3,486
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(f),(i),(k)
5,000 5,263
USD Swap Semi-Annual 5 Year + 6.31%
BOS Funding Ltd
4.00%, 09/18/2024 4,600 4,692
CaixaBank SA
3.50%, 02/15/2027
(k)
EUR 2,200 2,577
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 925 749
Capital One NA
2.25%, 09/13/2021 $ 850 856
CIT Group Inc
6.13%, 03/09/2028 295 351
Citigroup Capital III
7.63%, 12/01/2036 4,600 6,689
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
5.90%, 12/31/2049
(i),(k)
$ 3,043 $ 3,249
3 Month USD LIBOR + 4.23%
5.95%, 12/31/2049
(i),(k)
2,500 2,731
3 Month USD LIBOR + 3.91%
Citizens Financial Group Inc
6.38%, 12/31/2049
(d),(i),(k)
10,930 11,695
3 Month USD LIBOR + 3.16%
Credit Agricole SA
7.88%, 12/31/2049
(f),(i),(k)
6,000 6,825
USD Swap Semi-Annual 5 Year + 4.90%
Credit Bank of Moscow Via CBOM Finance PLC
4.70%, 01/29/2025
(f)
830 830
8.88%, 12/31/2049
(i),(k)
600 586
USD Swap Semi-Annual 5 Year + 6.94%
Credit Suisse AG/New York NY
3.63%, 09/09/2024 1,900 2,038
Credit Suisse Group AG
6.25%, 12/31/2049
(f),(i),(k)
600 661
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(f),(i),(k)
500 554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(f),(i),(k)
3,300 3,741
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(i),(k)
5,000 5,668
USD Swap Semi-Annual 5 Year + 4.60%
DNB Bank ASA
6.50%, 12/31/2049
(i),(k)
3,000 3,191
USD Swap Semi-Annual 5 Year + 5.08%
Ecobank Transnational Inc
9.50%, 04/18/2024 6,300 7,043
Emirates Development Bank PJSC
3.52%, 03/06/2024 4,000 4,137
Fifth Third Bancorp
5.10%, 12/31/2049
(i),(k)
13,000 13,455
3 Month USD LIBOR + 3.03%
8.25%, 03/01/2038 900 1,465
FirstRand Bank Ltd
6.25%, 04/23/2028
(k)
550 586
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc/The
4.22%, 05/01/2029
(k)
1,750 1,974
3 Month USD LIBOR + 1.30%
5.50%, 12/31/2049
(d),(i),(k)
1,000 1,076
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
Grupo Aval Ltd
4.38%, 02/04/2030
(f),(j)
910 921
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(i),(k)
4,300 7,093
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
4.38%, 11/23/2026 1,800 1,983
6.87%, 12/31/2049
(i),(k)
6,600 6,919
USD Swap Rate NY 5 Year + 5.51%
Iccrea Banca SpA
1.50%, 10/11/2022 EUR 3,500 3,967
ING Groep NV
2.96%, 04/11/2028
(k)
1,000 1,197
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 12/31/2049
(i),(k)
$ 2,500 2,753
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(i),(k)
5,000 5,350
USD Swap Semi-Annual 5 Year + 5.12%

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/2025
(f)
$ 4,000 $ 4,032
6.13%, 12/31/2049
(f),(i),(k)
3,136 3,295
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
6.13%, 12/31/2049
(i),(k)
6,000 6,305
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
5.30%, 12/31/2099
(i),(k)
1,000 1,007
3 Month USD LIBOR + 3.80%
6.75%, 12/31/2049
(i),(k)
11,200 12,626
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 1,036
Lloyds Bank PLC
12.00%, 12/31/2049
(f),(i),(k)
4,100 5,013
3 Month USD LIBOR + 11.76%
12.00%, 12/31/2049
(i),(k)
3,000 3,668
3 Month USD LIBOR + 11.76%
13.00%, 12/31/2049
(i),(k)
GBP 2,000 4,780
GUKG5 + 13.40%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(k)
EUR 2,100 2,355
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
2.25%, 10/16/2024 GBP 400 545
6.41%, 12/31/2049
(f),(i),(k)
$ 3,500 4,165
3 Month USD LIBOR + 1.50%
6.66%, 01/29/2049
(f),(i),(k)
2,400 2,928
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(i),(k)
5,000 5,719
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
6.45%, 12/31/2049
(i),(k)
535 594
3 Month USD LIBOR + 3.61%
Morgan Stanley
2.63%, 03/09/2027 GBP 1,100 1,556
5.55%, 12/31/2049
(i),(k)
$ 8,525 8,647
3 Month USD LIBOR + 3.81%
National Australia Bank Ltd/New York
2.50%, 07/12/2026 2,000 2,048
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 735
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
13,130 12,999
QNB Finansbank AS
4.88%, 05/19/2022 2,000 2,045
4.88%, 05/19/2022
(f)
2,400 2,454
6.88%, 09/07/2024
(f)
2,000 2,178
Royal Bank of Scotland Group PLC
8.62%, 12/31/2049
(i),(k)
6,000 6,480
USD Swap Semi-Annual 5 Year + 7.60%
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(k)
2,000 2,155
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.88%, 12/31/2049
(d),(f),(i),(k)
6,000 6,780
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
5.70%, 03/26/2044
(f)
1,500 1,959
7.75%, 12/31/2049
(f),(i),(k)
7,000 7,735
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
(i),(k)
8,000 8,380
USD Swap Semi-Annual 5 Year + 4.11%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
4.80%, 12/31/2099
(i),(k)
$ 7,000 $ 7,218
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Turkiye Halk Bankasi AS
5.00%, 07/13/2021 4,000 3,940
Turkiye Is Bankasi AS
6.13%, 04/25/2024 3,200 3,321
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/2021 2,800 2,877
8.13%, 03/28/2024
(f)
3,255 3,634
UBS Group AG
6.88%, 12/31/2049
(i),(k)
3,000 3,362
USD Swap Semi-Annual 5 Year + 4.59%
Unione di Banche Italiane SpA
4.25%, 05/05/2026
(k)
EUR 2,000 2,290
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.18%
United Bank for Africa PLC
7.75%, 06/08/2022 $ 2,400 2,556
Wells Fargo & Co
5.87%, 12/31/2049
(i),(k)
7,100 8,020
3 Month USD LIBOR + 3.99%
Wells Fargo Bank NA
6.60%, 01/15/2038 1,750 2,644
Woori Bank
5.25%, 12/31/2049
(i),(k)
3,206 3,314
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
Yapi ve Kredi Bankasi AS
5.50%, 12/06/2022 2,800 2,831
$ 395,278
Beverages - 0.04%
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 700 849
Molson Coors Beverage Co
2.10%, 07/15/2021 $ 1,900 1,906
$ 2,755
Building Materials - 0.08%
Cemex SAB de CV
5.45%, 11/19/2029
(f)
1,740 1,856
5.70%, 01/11/2025
(d)
1,000 1,025
HeidelbergCement AG
2.25%, 03/30/2023 EUR 2,000 2,358
Standard Industries Inc/NJ
4.75%, 01/15/2028
(f)
$ 1,015 1,041
$ 6,280
Chemicals - 0.92%
Alpek SAB de CV
4.50%, 11/20/2022 1,300 1,357
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 451
Braskem Idesa SAPI
7.45%, 11/15/2029
(f)
$ 13,650 14,394
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
4,100 4,121
5.88%, 01/31/2050
(f)
4,440 4,604
CF Industries Inc
5.15%, 03/15/2034 1,640 1,894
CNAC HK Finbridge Co Ltd
5.13%, 03/14/2028 7,565 8,648
Cornerstone Chemical Co
6.75%, 08/15/2024
(f)
10,632 10,230
DuPont de Nemours Inc
4.21%, 11/15/2023 700 758
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,750 3,100

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Israel Chemicals Ltd
6.38%, 05/31/2038
(f)
$ 3,300 $ 3,982
Kronos International Inc
3.75%, 09/15/2025 EUR 200 226
OCI NV
5.00%, 04/15/2023 400 457
6.63%, 04/15/2023
(f)
$ 800 830
OCP SA
5.63%, 04/25/2024 2,200 2,440
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 500 569
Petkim Petrokimya Holding AS
5.88%, 01/26/2023 2,600 2,671
Sasol Financing USA LLC
5.88%, 03/27/2024 4,200 4,524
6.50%, 09/27/2028 1,500 1,678
Solvay Finance SA
5.87%, 12/31/2049
(i),(k)
EUR 400 522
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(f)
$ 4,000 4,130
$ 71,586
Coal - 0.05%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
4,085 3,534
Commercial Mortgage Backed Securities - 19.78%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.69%, 11/10/2042
(l)
2,336 2,313
BANK 2017-BNK4
0.97%, 05/15/2050
(l),(m)
13,843 781
BANK 2017-BNK5
1.32%, 06/15/2060
(f),(l),(m)
42,403 3,259
3.08%, 06/15/2060
(f),(l)
18,288 17,022
4.40%, 06/15/2060
(f),(l)
8,356 6,372
BANK 2017-BNK9
1.56%, 11/15/2054
(f),(l),(m)
15,200 1,492
2.80%, 11/15/2054
(f)
10,000 9,193
BANK 2018-BNK10
1.89%, 02/15/2061
(f),(l),(m)
31,334 3,863
BANK 2018-BNK12
1.55%, 05/15/2061
(f),(l),(m)
18,728 1,960
3.00%, 05/15/2061
(f)
6,000 5,550
BANK 2018-BNK13
1.69%, 08/15/2061
(f),(l),(m)
41,485 4,860
3.00%, 08/15/2061
(f)
11,500 10,461
BANK 2018-BNK14
1.75%, 09/15/2060
(f),(l),(m)
11,466 1,395
3.00%, 09/15/2060
(f)
8,000 7,496
BANK 2019-BNK16
1.99%, 02/15/2052
(f),(l),(m)
13,120 1,862
3.00%, 02/15/2052
(f)
2,500 2,133
3.00%, 02/15/2052
(f)
2,500 2,345
BANK 2019-BNK17
1.75%, 04/15/2052
(f),(l),(m)
11,541 1,454
3.00%, 04/15/2052
(f)
3,500 3,283
3.00%, 04/15/2052
(f)
3,849 3,331
BANK 2019-BNK18
1.50%, 05/15/2062
(f),(l),(m)
17,647 1,942
3.00%, 05/15/2062
(f)
3,580 3,361
3.00%, 05/15/2062
(f)
4,250 3,755
Bank 2019-BNK19
1.17%, 08/15/2061
(f),(l),(m)
17,014 1,446
3.00%, 08/15/2061
(f)
3,000 2,790
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2019-BNK20
0.96%, 09/15/2062
(l),(m)
$ 49,933 $ 3,379
1.34%, 09/15/2061
(f),(l)
15,674 1,555
2.50%, 09/15/2061
(f)
4,921 4,421
2.50%, 09/15/2061
(f)
3,250 2,737
BANK 2019-BNK22
1.08%, 11/15/2062
(f),(l),(m)
18,082 1,470
2.50%, 11/15/2062
(f)
5,000 4,434
BANK 2019-BNK23
1.13%, 12/15/2052
(f),(l),(m)
9,170 784
2.50%, 12/15/2052
(f)
2,000 1,788
2.50%, 12/15/2052
(f)
1,500 1,239
BANK 2019-BNK24
1.13%, 11/15/2062
(f),(l),(m)
26,932 2,348
2.50%, 11/15/2062
(f)
5,000 4,437
2.50%, 11/15/2062
(f)
4,000 3,359
BANK 2020-BNK25
0.00%, 01/15/2063
(e),(f),(h),(j),(l),(m)
9,704 759
2.50%, 01/15/2063
(f),(h),(j)
1,250 1,039
2.50%, 01/15/2063
(f),(h),(j)
2,500 2,188
Barclays Commercial Mortgage Trust 2019-C3
1.95%, 05/15/2052
(f),(l),(m)
6,117 876
Barclays Commercial Mortgage Trust 2019-C4
1.31%, 08/15/2052
(f),(l),(m)
13,091 1,225
1.75%, 08/15/2052
(l),(m)
48,893 5,880
3.25%, 08/15/2052
(f)
4,000 3,760
Barclays Commercial Mortgage Trust 2019-C5
1.48%, 11/15/2052
(f),(l),(m)
14,866 1,611
2.50%, 11/15/2052
(f)
5,000 4,378
BBCMS 2018-TALL Mortgage Trust
2.40%, 03/15/2037
(f)
15,000 14,962
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS Mortgage Trust 2018-C2
5.14%, 12/15/2051
(l)
5,000 5,650
BBCMS Trust
1.20%, 02/15/2053
(f),(h),(j),(l),(m)
7,424 760
2.40%, 02/15/2053
(f),(h),(j)
3,000 2,587
Benchmark 2018-B1 Mortgage Trust
1.25%, 01/15/2051
(f),(l),(m)
12,667 1,055
1.50%, 01/15/2051
(f),(l),(m)
30,260 3,017
2.75%, 01/15/2051
(f)
11,120 10,170
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(f),(l),(m)
5,520 571
Benchmark 2018-B5 Mortgage Trust
0.65%, 07/15/2051
(l),(m)
97,001 3,295
3.26%, 07/15/2051
(f),(l)
4,500 4,259
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(f),(l),(m)
37,790 4,250
3.27%, 10/10/2051
(f),(l)
3,801 3,286
3.27%, 10/10/2051
(f),(l)
11,720 11,021
Benchmark 2018-B7 Mortgage Trust
2.02%, 05/15/2053
(f),(l)
16,962 2,464
3.00%, 05/15/2053
(f),(l)
5,000 4,643
Benchmark 2018-B8 Mortgage Trust
2.04%, 01/15/2052
(f),(l),(m)
6,900 965
3.00%, 01/15/2052
(f)
9,250 8,583
Benchmark 2019-B10 Mortgage Trust
1.39%, 03/15/2062
(l),(m)
47,921 4,312
2.03%, 03/15/2062
(f),(l),(m)
12,985 1,925
3.00%, 03/15/2062
(f)
3,250 3,032
3.00%, 03/15/2062
(f)
5,236 4,537
3.78%, 03/15/2062
(f),(l)
2,500 1,939
Benchmark 2019-B11 Mortgage Trust
1.67%, 05/15/2052
(f),(l),(m)
13,924 1,668
3.00%, 05/15/2052
(f)
3,000 2,772
Benchmark 2019-B12 Mortgage Trust
1.26%, 08/15/2052
(f),(l),(m)
13,870 1,268
3.00%, 08/15/2052
(f)
12,000 11,066

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(f),(h),(l),(m)
$ 6,500 $ 545
1.27%, 08/15/2057
(l),(m)
57,952 4,879
1.64%, 08/15/2057
(f),(l),(m)
4,000 505
2.50%, 08/15/2057
(f)
7,500 6,548
2.50%, 08/15/2057
(f)
5,500 4,530
3.00%, 08/15/2057
(f),(h)
6,500 4,589
Benchmark 2019-B14 Mortgage Trust
1.40%, 12/15/2062
(f),(l),(m)
14,908 1,650
2.50%, 12/15/2062
(f)
5,000 4,397
Benchmark 2019-B15 Mortgage Trust
1.09%, 12/15/2072
(f),(l),(m)
24,552 1,992
2.75%, 12/15/2072
(f)
10,000 8,949
3.84%, 12/15/2072
(l)
5,000 5,265
Benchmark 2019-B9 Mortgage Trust
2.17%, 03/15/2052
(f),(l),(m)
11,550 1,786
3.00%, 03/15/2052
(f)
3,000 2,781
Benchmark 2020-B16 Mortgage Trust
1.09%, 12/15/2057
(f),(j),(l),(m)
7,615 707
2.50%, 12/15/2057
(f),(j)
2,000 1,748
2.50%, 12/15/2057
(f),(j)
1,583 1,291
BX Commercial Mortgage Trust 2018-BIOA
2.35%, 03/15/2037
(f)
10,000 9,991
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2018-IND
2.43%, 11/15/2035
(f)
1,711 1,710
1.00 x 1 Month USD LIBOR + 0.75%
BX Commercial Mortgage Trust 2019-XL
2.60%, 10/15/2036
(f)
25,000 25,079
1.00 x 1 Month USD LIBOR + 0.92%
BX Trust 2018-BILT
2.48%, 05/15/2030
(f)
10,000 9,969
1.00 x 1 Month USD LIBOR + 0.80%
BX Trust 2018-EXCL
2.76%, 09/15/2037
(f)
5,762 5,755
1.00 x 1 Month USD LIBOR + 1.09%
BX Trust 2018-GW
2.48%, 05/15/2035
(f)
15,862 15,832
1.00 x 1 Month USD LIBOR + 0.80%
Cantor Commercial Real Estate Lending
2019-CF2
1.60%, 11/15/2052
(f),(l),(m)
10,105 1,186
2.50%, 11/15/2052
(f)
5,000 4,391
Cantor Commercial Real Estate Lending
2019-CF3
1.23%, 01/15/2053
(f),(l),(m)
11,514 1,071
2.50%, 01/15/2053
(f),(l)
6,000 5,252
CD 2006-CD2 Mortgage Trust
5.66%, 01/15/2046
(l)
915 622
CD 2017-CD4 Mortgage Trust
4.35%, 05/10/2050
(l)
7,470 8,062
CD 2017-CD5 Mortgage Trust
3.35%, 08/15/2050
(f)
7,000 6,359
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(f),(l),(m)
20,444 2,571
3.26%, 08/15/2051
(f),(l)
12,750 11,932
5.01%, 08/15/2051
(l)
5,182 5,848
CFCRE Commercial Mortgage Trust 2016-C6
1.30%, 11/10/2049
(l),(m)
43,754 2,744
4.36%, 11/10/2049
(l)
4,000 4,234
CGMS Commercial Mortgage Trust 2017-B1
3.00%, 08/15/2050
(f)
7,435 6,649
Citigroup Commercial Mortgage Trust 2012-GC8
5.00%, 09/10/2045
(f),(l)
1,875 1,773
Citigroup Commercial Mortgage Trust
2013-GC15
4.25%, 09/10/2046
(f),(l)
16,492 14,298
5.39%, 09/10/2046
(f),(l)
7,700 8,182
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2016-C1
2.05%, 05/10/2049
(l),(m)
$ 36,310 $ 3,450
Citigroup Commercial Mortgage Trust
2016-GC37
1.92%, 04/10/2049
(l),(m)
14,768 1,258
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(f),(l),(m)
13,247 1,351
3.33%, 03/10/2051
(f),(l)
2,500 2,304
Citigroup Commercial Mortgage Trust 2018-C5
3.38%, 06/10/2051
(f),(l)
1,000 959
Citigroup COmmercial Mortgage Trust 2018-C6
5.24%, 11/10/2051
(f),(l)
10,000 10,915
Citigroup Commercial Mortgage Trust 2019-C7
1.33%, 12/15/2072
(f),(l),(m)
15,766 1,624
2.75%, 12/15/2072
(f),(l)
5,000 4,493
Citigroup Commercial Mortgage Trust
2019-GC41
0.98%, 08/10/2056
(f),(l),(m)
13,007 910
3.00%, 08/10/2056
(f)
15,500 14,356
3.00%, 08/10/2056
(f)
4,000 3,460
3.00%, 08/10/2056
(f)
9,330 6,754
Citigroup Commercial Mortgage Trust
2019-GC43
0.74%, 11/10/2052
(f),(l),(m)
11,280 602
0.74%, 11/10/2052
(f),(l),(m)
2,528 136
0.74%, 11/10/2052
(f),(l),(m)
1,750 94
3.00%, 11/10/2052
(f)
5,000 4,601
3.00%, 11/10/2052
(f)
3,787 3,210
3.00%, 11/10/2052
(f),(l)
2,528 1,914
3.00%, 11/10/2052
(f),(l)
1,750 1,160
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(f)
13,993 12,079
5.50%, 05/15/2045
(f),(l)
8,889 9,214
COMM 2012-CCRE4 Mortgage Trust
4.75%, 10/15/2045
(f),(l)
5,000 2,597
COMM 2012-CCRE5 Mortgage Trust
4.46%, 12/10/2045
(f),(l)
3,475 3,550
4.46%, 12/10/2045
(f),(l)
7,500 7,395
Comm 2013-CCRE13 Mortgage Trust
5.05%, 11/10/2046
(f),(l)
6,421 6,807
5.05%, 11/10/2046
(f),(l)
4,110 4,272
COMM 2013-CCRE6 Mortgage Trust
1.18%, 03/10/2046
(l),(m)
54,868 1,300
4.22%, 03/10/2046
(f),(l)
13,215 13,343
4.22%, 03/10/2046
(f),(l)
13,750 13,008
COMM 2013-CCRE7 Mortgage Trust
4.51%, 03/10/2046
(f),(l)
7,500 6,435
COMM 2013-CCRE9 Mortgage Trust
4.39%, 07/10/2045
(f),(l)
3,500 3,365
COMM 2014-CCRE15 Mortgage Trust
4.40%, 02/10/2047
(f),(l)
5,414 5,389
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(f),(l),(m)
44,717 542
5.01%, 05/10/2047
(f),(l)
12,469 12,795
Comm 2014-UBS2 Mortgage Trust
5.17%, 03/10/2047
(f),(l)
13,690 13,203
COMM 2014-UBS3 Mortgage Trust
4.93%, 06/10/2047
(f),(l)
11,861 11,507
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(f)
6,500 5,716
COMM 2015-LC19 Mortgage Trust
4.39%, 02/10/2048
(f),(l)
8,000 7,183
COMM 2015-LC23 Mortgage Trust
3.80%, 10/10/2048
(f),(l)
6,000 6,042
COMM 2016-COR1 Mortgage Trust
1.58%, 10/10/2049
(l),(m)
44,501 3,052
4.53%, 10/10/2049
(l)
5,000 5,309

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2017-COR2 Mortgage Trust
1.32%, 09/10/2050
(l),(m)
$ 75,746 $ 5,584
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(f),(l),(m)
15,800 1,941
2.96%, 05/10/2051
(f),(l)
8,500 7,796
COMM 2019-GC44 Mortgage Trust
1.15%, 08/15/2057
(f),(l),(m)
5,500 479
2.50%, 08/15/2057
(f)
5,000 4,378
2.50%, 08/15/2057
(f)
5,000 4,040
Credit Suisse Commercial Mortgage Trust Series
2007-C1
5.46%, 02/15/2040
(l)
23,016 6,675
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(f),(l),(m)
8,985 986
3.43%, 08/15/2051
(f),(l)
3,500 3,348
4.22%, 08/15/2051
(l)
5,000 5,735
CSAIL 2019-C15 Commercial Mortgage Trust
1.22%, 03/15/2052
(l),(m)
55,911 4,188
2.15%, 03/15/2052
(f),(l),(m)
3,981 608
3.00%, 03/15/2052
(f)
2,500 2,312
CSAIL 2019-C17 Commercial Mortgage Trust
1.51%, 09/15/2052
(l),(m)
29,961 3,079
DBGS 2018-5BP Mortgage Trust
2.32%, 06/15/2033
(f)
5,220 5,205
1.00 x 1 Month USD LIBOR + 0.65%
DBGS 2018-BIOD Mortgage Trust
1.75%, 10/15/2051
(f),(l),(m)
9,496 1,202
DBJPM 17-C6 Mortgage Trust
1.17%, 06/10/2050
(l),(m)
98,972 5,373
3.38%, 06/10/2050
(f),(l)
15,000 13,833
DBUBS 2011-LC1 Mortgage Trust
0.38%, 11/10/2046
(f),(l),(m)
142,384 331
DBUBS 2011-LC2 Mortgage Trust
1.21%, 07/10/2044
(f),(l),(m)
9,259 83
Freddie Mac Multifamily Structured Pass
Through Certificates
1.43%, 08/25/2020
(l),(m)
22,536 90
1.53%, 04/25/2041
(l),(m)
86,714 1
1.53%, 01/25/2043
(l),(m)
79,054 5,225
1.68%, 11/25/2042
(l),(m)
83,688 1,956
1.71%, 11/25/2040
(l),(m)
16,936 656
1.71%, 10/25/2041
(l),(m)
43,000 2,357
1.72%, 06/25/2041
(l),(m)
20,000 1,011
1.77%, 01/25/2048
(l),(m)
38,129 4,041
2.04%, 11/25/2044
(l),(m)
16,293 1,386
2.08%, 02/25/2041
(l),(m)
33,968 630
2.08%, 09/25/2047
(l),(m)
41,400 4,760
2.10%, 02/25/2045
(l),(m)
27,900 2,523
2.18%, 05/25/2025
(l),(m)
43,706 4,207
2.18%, 08/25/2042
(l),(m)
98,038 9,374
2.23%, 05/25/2047
(l),(m)
140,532 16,850
2.24%, 07/25/2026
(l),(m)
39,161 4,635
2.24%, 08/25/2045
(l),(m)
98,643 13,697
2.25%, 05/25/2046
(l),(m)
75,770 8,094
2.26%, 01/25/2026
(l),(m)
70,234 7,740
2.27%, 12/25/2039
(l),(m)
25,654 894
2.29%, 10/25/2028
(l),(m)
17,800 2,796
2.31%, 09/25/2046
(l),(m)
14,690 2,365
2.33%, 07/25/2046
(l),(m)
17,686 2,812
2.34%, 08/25/2045
(l),(m)
37,838 6,059
2.37%, 01/25/2046
(l),(m)
42,892 7,486
2.39%, 10/25/2029
(l),(m)
28,250 5,074
2.39%, 01/25/2051
(l),(m)
17,584 2,994
3.61%, 06/25/2041
(l),(m)
4,400 170
4.78%, 11/25/2044
(l),(m)
1,800 39
GS Mortgage Securities Corp II
1.56%, 07/10/2051
(f),(l),(m)
8,017 883
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Corp Trust 2019-SMP
2.83%, 08/15/2032
(f)
$ 8,000 $ 8,001
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Trust 2010-C2
5.35%, 12/10/2043
(f),(l)
5,000 5,100
GS Mortgage Securities Trust 2011-GC5
5.56%, 08/10/2044
(f),(l)
3,660 3,421
GS Mortgage Securities Trust 2012-GCJ7
5.88%, 05/10/2045
(f),(l)
7,429 7,484
GS Mortgage Securities Trust 2012-GCJ9
4.90%, 11/10/2045
(f),(l)
5,000 5,152
4.90%, 11/10/2045
(f),(l)
8,500 8,228
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(f)
2,500 2,160
GS Mortgage Securities Trust 2013-GCJ14
4.90%, 08/10/2046
(f),(l)
10,460 10,885
4.90%, 08/10/2046
(f),(l)
7,742 7,786
4.90%, 08/10/2046
(f),(l)
2,500 2,444
GS Mortgage Securities Trust 2014-GC26
1.36%, 11/10/2047
(f),(l),(m)
29,811 1,566
4.66%, 11/10/2047
(f),(l)
2,570 2,357
GS Mortgage Securities Trust 2017-GS7
1.28%, 08/10/2050
(l),(m)
28,888 1,932
GS Mortgage Securities Trust 2018-GS9
1.51%, 03/10/2051
(f),(l),(m)
8,353 801
GS Mortgage Securities Trust 2019-GC38
3.00%, 02/10/2052
(f)
2,500 2,317
GS Mortgage Securities Trust 2019-GC39
1.78%, 05/10/2052
(f),(l),(m)
16,430 2,149
3.00%, 05/10/2052
(f)
4,864 4,498
3.00%, 05/10/2052
(f)
2,497 2,135
GS Mortgage Securities Trust 2019-GC40
1.30%, 07/10/2052
(f),(l),(m)
4,941 489
1.30%, 07/10/2052
(f),(l),(m)
16,500 1,580
3.00%, 07/10/2052
(f)
4,000 3,696
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(f),(l)
13,000 1,044
2.80%, 09/01/2052
(f)
8,500 7,699
2.80%, 09/01/2052
(f)
3,500 2,922
GS Mortgage Securities Trust 2019-GSA1
1.13%, 11/10/2052
(f),(l),(m)
21,600 1,846
2.80%, 11/10/2052
(f)
5,000 4,465
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(f),(l),(m)
25,009 1,488
2.85%, 02/13/2053
(f)
5,000 4,474
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(l)
9,042 6,464
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 777 757
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.00%, 08/15/2046
(f),(l)
6,000 5,911
5.60%, 08/15/2046
(f),(l)
4,844 4,969
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(f),(l)
3,750 3,123
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8
2.75%, 10/15/2045
(f),(l)
8,553 7,491
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
3.74%, 12/15/2046
(f),(l)
10,000 9,232
5.19%, 12/15/2046
(f),(l)
5,000 5,306
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11
1.40%, 04/15/2046
(l),(m)
50,750 1,734

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
2.68%, 09/15/2029
(f)
$ 3,000 $ 3,002
1.00 x 1 Month USD LIBOR + 1.00%
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.24%, 07/15/2045
(l)
7,286 7,384
JPMBB Commercial Mortgage Securities Trust
2013-C15
3.50%, 11/15/2045
(f)
9,191 7,834
5.37%, 11/15/2045
(f),(l)
12,750 13,772
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.99%, 02/15/2047
(l),(m)
44,543 1,237
4.97%, 02/15/2047
(f),(l)
7,850 7,420
JPMBB Commercial Mortgage Securities Trust
2014-C19
4.83%, 04/15/2047
(f),(l)
1,359 1,416
4.83%, 04/15/2047
(l)
15,096 16,226
JPMBB Commercial Mortgage Securities Trust
2014-C21
1.16%, 08/15/2047
(l),(m)
38,346 1,356
JPMBB Commercial Mortgage Securities Trust
2014-C23
0.79%, 09/15/2047
(l),(m)
204,619 5,055
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.06%, 11/15/2047
(f),(l)
20,500 19,470
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(f),(l),(m)
54,005 1,209
1.20%, 10/15/2048
(l),(m)
53,229 1,958
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.79%, 05/15/2048
(l)
5,270 4,508
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.66%, 07/15/2048
(l),(m)
71,841 1,759
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(f),(l),(m)
42,377 1,001
JPMCC Commercial Mortgage Securities Trust
2017-JP5
1.24%, 03/15/2050
(l),(m)
97,509 5,101
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.29%, 07/15/2050
(l),(m)
19,925 1,163
JPMCC Commercial Mortgage Securities Trust
2017-JP7
4.05%, 09/15/2050 2,500 2,735
4.55%, 09/15/2050
(f),(l)
14,734 15,431
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.29%, 03/10/2052
(l),(m)
34,339 2,868
2.18%, 03/10/2052
(f),(l),(m)
18,869 2,908
3.00%, 03/10/2052
(f),(l)
7,000 6,489
3.00%, 03/10/2052
(f),(l)
1,000 872
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.93%, 06/13/2052
(f),(l),(m)
8,500 1,214
3.00%, 06/13/2052
(f)
2,500 2,329
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.52%, 06/15/2051 1,250 1,417
LB Commercial Mortgage Trust 2007-C3
6.11%, 07/15/2044
(l)
248 248
6.11%, 07/15/2044
(l)
6,369 6,210
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2006-C7
5.41%, 11/15/2038 $ 10,809 $ 6,269
LB-UBS Commercial Mortgage Trust 2007-C6
6.50%, 07/15/2040
(l)
13,250 13,238
6.50%, 07/15/2040
(l)
8,841 8,178
ML-CFC Commercial Mortgage Trust 2007-5
5.45%, 08/12/2048
(l)
3,886 2,364
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
4.83%, 08/15/2045
(f),(l)
3,037 3,155
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8
4.19%, 12/15/2048
(f),(l)
13,500 13,845
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
5.10%, 02/15/2047
(f),(l)
5,331 5,190
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.43%, 06/15/2047
(f),(l)
17,104 12,492
4.93%, 06/15/2047
(f),(l)
10,598 8,746
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.46%, 02/15/2048
(l),(m)
48,442 2,305
1.54%, 02/15/2048
(f),(l),(m)
41,500 2,558
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
1.04%, 03/15/2048
(l),(m)
32,218 1,141
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26
3.06%, 10/15/2048
(f)
2,185 2,121
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.76%, 05/15/2049
(l),(m)
41,534 3,067
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.46%, 11/15/2049
(f),(l),(m)
21,213 1,674
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.87%, 12/15/2049
(l),(m)
74,649 3,006
Morgan Stanley Capital I Trust 2011-C3
0.72%, 07/15/2049
(f),(l),(m)
13,644 88
Morgan Stanley Capital I Trust 2018-H3
2.01%, 07/15/2051
(f),(l),(m)
7,682 1,003
Morgan Stanley Capital I Trust 2018-L1
3.00%, 10/15/2051
(f)
5,000 4,647
Morgan Stanley Capital I Trust 2019-H6
1.73%, 06/15/2052
(f),(l),(m)
4,693 583
3.00%, 06/15/2052
(f)
2,122 1,965
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(f),(l),(m)
15,090 1,443
2.50%, 11/15/2052
(f),(l)
3,000 2,616
2.50%, 11/15/2052
(f),(l)
2,500 2,005
SG Commercial Mortgage Securities Trust
2016-C5
1.07%, 10/10/2048
(l),(m)
17,960 998
UBS Commercial Mortgage Trust
1.90%, 10/15/2052
(f),(l),(m)
12,767 1,841
2.50%, 10/15/2052
(f)
5,000 4,300
UBS Commercial Mortgage Trust 2012-C1
5.00%, 05/10/2045
(f),(l)
8,000 6,846
UBS Commercial Mortgage Trust 2019-C18
1.58%, 12/15/2052
(f),(l)
11,574 1,340
2.50%, 12/15/2052
(f)
5,000 4,125
UBS-Barclays Commercial Mortgage Trust
2012-C2
1.46%, 05/10/2063
(f),(l),(m)
25,422 664

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(f),(l)
$ 20,994 $ 19,361
5.20%, 08/10/2049
(f),(l)
25,827 26,917
UBS-Barclays Commercial Mortgage Trust
2012-C4
4.63%, 12/10/2045
(f),(l)
12,000 11,982
4.63%, 12/10/2045
(f),(l)
17,981 16,233
Wells Fargo Commercial Mortgage Trust 2010-C1
0.68%, 11/15/2043
(f),(l),(m)
13,501 43
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.22%, 12/15/2047
(l),(m)
73,661 3,041
3.96%, 12/15/2047
(f),(l)
13,500 13,103
Wells Fargo Commercial Mortgage Trust
2015-C28
4.25%, 05/15/2048
(l)
10,000 9,588
Wells Fargo Commercial Mortgage Trust
2015-C31
3.85%, 11/15/2048 5,536 5,196
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.54%, 05/15/2048
(l),(m)
24,936 621
2.88%, 05/15/2048
(f),(l)
7,116 5,679
4.29%, 05/15/2048
(l)
3,580 3,713
Wells Fargo Commercial Mortgage Trust
2015-NXS3
1.27%, 09/15/2057
(l),(m)
22,499 880
3.15%, 09/15/2057
(f)
5,000 4,759
Wells Fargo Commercial Mortgage Trust
2016-C34
2.30%, 06/15/2049
(l),(m)
34,929 3,114
Wells Fargo Commercial Mortgage Trust
2016-C35
2.11%, 07/15/2048
(l),(m)
38,276 3,705
Wells Fargo Commercial Mortgage Trust
2016-C36
4.33%, 11/15/2059
(l)
4,000 4,246
Wells Fargo Commercial Mortgage Trust
2016-C37
4.47%, 12/15/2049
(l)
1,800 1,959
Wells Fargo Commercial Mortgage Trust
2016-NXS5
5.04%, 01/15/2059
(l)
4,254 4,572
Wells Fargo Commercial Mortgage Trust
2017-C38
1.21%, 07/15/2050
(l),(m)
96,586 5,865
Wells Fargo Commercial Mortgage Trust
2017-C40
4.47%, 10/15/2050
(l)
10,000 10,686
Wells Fargo Commercial Mortgage Trust
2017-C42
1.71%, 12/15/2050
(f),(l),(m)
20,343 2,126
Wells Fargo Commercial Mortgage Trust
2018-C43
1.78%, 03/15/2051
(f),(l),(m)
6,614 757
Wells Fargo Commercial Mortgage Trust
2018-C44
2.00%, 05/15/2051
(f),(l),(m)
8,022 1,042
3.00%, 05/15/2051
(f)
5,000 4,666
Wells Fargo Commercial Mortgage Trust
2018-C45
2.03%, 06/15/2051
(f),(l),(m)
2,647 355
3.00%, 06/15/2051
(f)
1,250 1,161
Wells Fargo Commercial Mortgage Trust
2018-C46
5.14%, 08/15/2051
(l)
6,000 6,762
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2018-C47
2.10%, 09/15/2061
(f),(l),(m)
$ 14,133 $ 2,072
3.00%, 09/15/2061
(f)
6,000 5,610
Wells Fargo Commercial Mortgage Trust
2018-C48
1.12%, 01/15/2052
(l),(m)
68,679 4,827
5.29%, 01/15/2052
(l)
10,000 11,489
Wells Fargo Commercial Mortgage Trust
2019-C49
2.31%, 03/15/2052
(f),(l),(m)
4,336 710
3.00%, 03/15/2052
(f)
2,500 2,263
Wells Fargo Commercial Mortgage Trust
2019-C50
2.18%, 05/15/2052
(f),(l),(m)
14,851 2,379
Wells Fargo Commercial Mortgage Trust
2019-C53
1.57%, 10/15/2052
(f),(l),(m)
8,777 1,064
2.50%, 10/15/2052
(f)
3,000 2,610
Wells Fargo Commercial Mortgage Trust
2019-C54
1.50%, 12/15/2052
(f),(l),(m)
6,363 737
2.50%, 12/15/2052
(f)
2,000 1,737
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(f)
10,000 8,228
4.51%, 05/15/2047
(l)
1,000 1,023
WFRBS Commercial Mortgage Trust 2014-C22
4.05%, 09/15/2057
(f),(l)
10,000 8,541
WFRBS Commercial Mortgage Trust 2014-C24
3.69%, 11/15/2047
(f)
3,047 2,559
3.93%, 11/15/2047 2,370 2,535
$ 1,543,777
Commercial Services - 0.72%
Adani Ports & Special Economic Zone Ltd
4.38%, 07/03/2029
(f)
1,815 1,916
ASGN Inc
4.63%, 05/15/2028
(f)
6,175 6,298
GEMS MENASA Cayman Ltd / GEMS Education
Delaware LLC
7.13%, 07/31/2026
(f)
2,300 2,401
Loxam SAS
6.00%, 04/15/2025 EUR 500 572
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(f)
$ 9,950 9,638
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(f)
3,975 3,980
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(f)
6,775 7,326
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(f)
11,225 11,601
Sotheby's
7.38%, 10/15/2027
(f)
6,875 7,003
Team Health Holdings Inc
6.38%, 02/01/2025
(d),(f)
8,740 5,135
$ 55,870
Computers - 0.05%
Apple Inc
0.35%, 06/10/2020 JPY 130,000 1,201
International Business Machines Corp
5.60%, 11/30/2039 $ 800 1,111
Presidio Holdings Inc
4.88%, 02/01/2027
(f)
1,925 1,924
$ 4,236
Cosmetics & Personal Care - 0.22%
Avon International Operations Inc
7.88%, 08/15/2022
(f)
6,500 6,744
High Ridge Brands Co
0.00%, 03/15/2025
(e),(f)
15,607 39

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Procter & Gamble Co/The
1.13%, 11/02/2023 EUR 1,800 $ 2,100
Walnut Bidco PLC
9.13%, 08/01/2024
(f)
$ 8,000 8,242
$ 17,125
Distribution & Wholesale - 0.02%
IAA Inc
5.50%, 06/15/2027
(f)
1,725 1,831
Diversified Financial Services - 2.63%
Alliance Data Systems Corp
4.75%, 12/15/2024
(f)
7,750 7,727
Ally Financial Inc
5.75%, 11/20/2025 3,565 4,052
Avation Capital SA
6.50%, 05/15/2021
(f)
855 883
Avolon Holdings Funding Ltd
5.50%, 01/15/2023
(f)
2,700 2,929
Capital One Financial Corp
5.55%, 12/31/2049
(i),(k)
14,140 14,246
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 12/31/2049
(i),(k)
4,198 4,584
3 Month USD LIBOR + 4.82%
Credit Acceptance Corp
7.38%, 03/15/2023 2,994 3,054
Credito Real SAB de CV SOFOM ER
5.00%, 02/01/2027
(f)
EUR 8,000 9,439
CSN Islands XI Corp
6.75%, 01/28/2028
(f)
$ 15,335 15,232
Curo Group Holdings Corp
8.25%, 09/01/2025
(f)
3,000 2,645
Depository Trust & Clearing Corp/The
4.88%, 12/31/2049
(f),(i),(k)
1,000 1,006
3 Month USD LIBOR + 3.17%
Garfunkelux Holdco 3 SA
8.50%, 11/01/2022 GBP 2,100 2,759
Huarong Finance 2017 Co Ltd
4.50%, 12/31/2049
(i),(k)
$ 4,400 4,494
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.77%
International Personal Finance PLC
5.75%, 04/07/2021 EUR 4,000 4,465
Intrum AB
2.75%, 07/15/2022 850 953
Kuwait Projects Co SPC Ltd
4.23%, 10/29/2026 $ 2,781 2,882
LoanCore Capital Markets LLC / JLC Finance
Corp
6.88%, 06/01/2020
(f)
2,275 2,278
Mongolian Mortgage Corp Hfc LLC
9.75%, 01/29/2022
(f)
1,620 1,586
Muthoot Finance Ltd
6.13%, 10/31/2022
(f)
1,200 1,243
Nationstar Mortgage Holdings Inc
6.00%, 01/15/2027
(f)
3,650 3,715
8.13%, 07/15/2023
(f)
15,180 16,053
NFP Corp
6.88%, 07/15/2025
(f)
22,983 23,374
8.00%, 07/15/2025
(f)
2,000 2,074
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(f)
6,075 6,242
Power Finance Corp Ltd
3.95%, 04/23/2030
(f)
2,110 2,113
4.50%, 06/18/2029 4,875 5,103
Quicken Loans Inc
5.25%, 01/15/2028
(f)
11,600 12,006
5.75%, 05/01/2025
(f)
5,064 5,241
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Shriram Transport Finance Co Ltd
5.95%, 10/24/2022
(f)
$ 1,340 $ 1,373
Springleaf Finance Corp
5.38%, 11/15/2029 500 520
6.63%, 01/15/2028 11,975 13,472
6.88%, 03/15/2025 2,795 3,151
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(f)
BRL 25,030 6,809
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(f)
$ 10,000 10,600
Vertex Capital Investment Ltd
4.75%, 04/03/2024 6,700 6,983
$ 205,286
Electric - 1.08%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(f)
3,000 3,256
Bi Hai Co Ltd
6.25%, 03/05/2022 2,300 2,386
Brookfield Infrastructure Finance ULC
3.32%, 02/22/2024 CAD 1,000 781
Calpine Corp
5.75%, 01/15/2025 $ 4,617 4,746
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030
(f),(j)
800 810
Clearway Energy Operating LLC
5.75%, 10/15/2025 580 610
Cometa Energia SA de CV
6.38%, 04/24/2035 6,202 7,089
Comision Federal de Electricidad
4.88%, 01/15/2024 1,250 1,356
Dominion Energy Inc
4.65%, 12/31/2099
(i),(k)
500 519
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.75%, 09/01/2046 1,000 1,068
4.88%, 12/31/2099
(i),(k)
1,700 1,804
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(k)
4,400 5,061
3 Month USD LIBOR + 5.44%
Emera US Finance LP
4.75%, 06/15/2046 800 973
Empresa Electrica Guacolda SA
4.56%, 04/30/2025 6,600 6,168
Enel Chile SA
4.88%, 06/12/2028 2,000 2,245
Enel SpA
8.75%, 09/24/2073
(f),(k)
2,500 2,950
USD Swap Semi-Annual 5 Year + 5.88%
Eskom Holdings SOC Ltd
5.75%, 01/26/2021
(f)
1,725 1,727
5.75%, 01/26/2021 715 716
7.85%, 04/02/2026 ZAR 49,500 3,097
FirstEnergy Corp
7.38%, 11/15/2031 $ 1,250 1,809
Fortis Inc/Canada
3.06%, 10/04/2026 1,239 1,294
Instituto Costarricense de Electricidad
6.95%, 11/10/2021 1,400 1,459
Lamar Funding Ltd
3.96%, 05/07/2025 3,500 3,463
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(f)
3,162 3,700

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Minejesa Capital BV
4.63%, 08/10/2030 $ 4,400 $ 4,584
4.63%, 08/10/2030
(f)
2,400 2,500
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(f)
2,000 2,063
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(k)
500 553
3 Month USD LIBOR + 3.63%
Naturgy Finance BV
3.38%, 12/31/2049
(i),(k)
EUR 300 356
EUR Swap Annual (VS 6 Month) 9 Year
+ 3.08%
Pampa Energia SA
7.50%, 01/24/2027
(d)
$ 3,900 3,388
7.50%, 01/24/2027
(d),(f)
2,500 2,172
Perusahaan Listrik Negara PT
4.13%, 05/15/2027 3,300 3,510
RWE AG
3.50%, 04/21/2075
(k)
EUR 500 608
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
2.95%, 07/01/2023 $ 2,000 2,070
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/2033 1,840 2,002
Vistra Energy Corp
8.13%, 01/30/2026
(f)
345 367
Vistra Operations Co LLC
5.50%, 09/01/2026
(f)
890 926
$ 84,186
Electrical Components & Equipment - 0.08%
Belden Inc
2.88%, 09/15/2025 EUR 500 565
Energizer Gamma Acquisition BV
4.63%, 07/15/2026 550 637
Energizer Holdings Inc
5.50%, 06/15/2025
(f)
$ 505 521
6.38%, 07/15/2026
(f)
610 650
WESCO Distribution Inc
5.38%, 06/15/2024 3,861 3,987
$ 6,360
Energy - Alternate Sources - 0.18%
Azure Power Energy Ltd
5.50%, 11/03/2022 1,251 1,283
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(f)
1,000 1,032
Empresa Electrica Cochrane SpA
5.50%, 05/14/2027
(f)
1,000 1,044
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(f)
3,625 3,867
Greenko Solar Mauritius Ltd
5.55%, 01/29/2025 6,300 6,461
$ 13,687
Engineering & Construction - 0.29%
Bioceanico Sovereign Certificate Ltd
0.00%, 06/05/2034
(e),(f)
2,835 1,996
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(f)
7,200 7,634
8.00%, 09/18/2027
(f)
3,250 3,510
MasTec Inc
4.88%, 03/15/2023 1,220 1,232
Mexico City Airport Trust
5.50%, 07/31/2047 3,300 3,618
5.50%, 07/31/2047
(f)
3,000 3,289
Tutor Perini Corp
6.88%, 05/01/2025
(d),(f)
1,240 1,166
$ 22,445
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.80%
AMC Entertainment Holdings Inc
5.88%, 11/15/2026 $ 13,595 $ 11,760
6.13%, 05/15/2027
(d)
4,080 3,468
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(f)
12,204 12,386
Cinemark USA Inc
4.88%, 06/01/2023 7,575 7,670
Eldorado Resorts Inc
6.00%, 09/15/2026 635 696
7.00%, 08/01/2023 430 445
International Game Technology PLC
6.25%, 02/15/2022
(f)
4,300 4,504
6.25%, 01/15/2027
(f)
550 617
6.50%, 02/15/2025
(f)
5,365 6,049
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(f)
1,315 1,285
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029 1,500 1,591
4.63%, 04/16/2029
(f)
2,480 2,631
Sisal Group SpA
7.00%, 07/31/2023 EUR 2,956 3,384
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
$ 4,750 4,786
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(f)
1,200 1,304
$ 62,576
Environmental Control - 0.36%
Covanta Holding Corp
5.88%, 07/01/2025 4,625 4,797
6.00%, 01/01/2027 5,200 5,391
GFL Environmental Inc
5.13%, 12/15/2026
(f)
875 901
5.38%, 03/01/2023
(f)
8,000 8,170
5.63%, 05/01/2022
(f)
4,000 4,040
7.00%, 06/01/2026
(f)
1,925 2,006
8.50%, 05/01/2027
(f)
1,400 1,526
Waste Pro USA Inc
5.50%, 02/15/2026
(f)
975 1,002
$ 27,833
Food - 0.83%
Alicorp SAA
6.88%, 04/17/2027
(f)
PEN 9,000 2,904
Boparan Finance PLC
5.50%, 07/15/2021 GBP 200 195
BRF SA
4.88%, 01/24/2030
(f)
$ 995 1,018
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 4,300 4,340
Cencosud SA
4.38%, 07/17/2027
(f)
$ 1,700 1,735
Grupo Bimbo SAB de CV
5.95%, 12/31/2099
(f),(i),(k)
2,350 2,497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Ingles Markets Inc
5.75%, 06/15/2023 2,078 2,113
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(f)
6,650 6,886
MARB BondCo PLC
6.88%, 01/19/2025
(f)
10,353 10,895
6.88%, 01/19/2025 3,100 3,262
Minerva Luxembourg SA
5.88%, 01/19/2028
(f)
1,200 1,265
NBM US Holdings Inc
6.63%, 08/06/2029
(f)
1,585 1,706

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Nestle Holdings Inc
4.00%, 09/24/2048
(f)
$ 2,000 $ 2,420
Post Holdings Inc
5.00%, 08/15/2026
(f)
6,460 6,670
5.50%, 03/01/2025
(f)
4,975 5,153
Sigma Alimentos SA de CV
4.13%, 05/02/2026 4,400 4,609
US Foods Inc
5.88%, 06/15/2024
(f)
6,918 7,075
$ 64,743
Forest Products & Paper - 0.15%
Celulosa Arauco y Constitucion SA
4.25%, 04/30/2029
(f)
3,344 3,430
Smurfit Kappa Acquisitions ULC
2.75%, 02/01/2025 EUR 400 483
Suzano Austria GmbH
6.00%, 01/15/2029 $ 3,900 4,403
7.00%, 03/16/2047
(f)
2,630 3,142
$ 11,458
Gas - 0.02%
Perusahaan Gas Negara Tbk PT
5.13%, 05/16/2024 1,600 1,740
Hand & Machine Tools - 0.27%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(f)
22,820 21,051
Healthcare - Services - 3.07%
Anthem Inc
3.65%, 12/01/2027 1,700 1,835
Centene Corp
4.25%, 12/15/2027
(f)
1,400 1,460
5.25%, 04/01/2025
(f)
2,160 2,238
5.38%, 06/01/2026
(f)
785 835
6.13%, 02/15/2024 1,880 1,941
DaVita Inc
5.13%, 07/15/2024 8,650 8,845
Eagle Holding Co II LLC
7.63%, PIK 8.38%, 05/15/2022
(f),(l),(n)
11,500 11,615
7.75%, PIK 8.50%, 05/15/2022
(f),(l),(n)
2,442 2,466
Encompass Health Corp
5.75%, 09/15/2025 1,350 1,404
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
36,710 22,136
MEDNAX Inc
6.25%, 01/15/2027
(f)
2,000 2,037
One Call Corp
7.50%, PIK 11.00%, 07/01/2024
(f),(l),(n)
73,664 68,508
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(d),(f),(l),(n)
33,972 31,594
Radiology Partners Inc
9.25%, 02/01/2028
(f)
4,650 4,836
RegionalCare Hospital Partners Holdings Inc
8.25%, 05/01/2023
(f)
17,150 18,013
Surgery Center Holdings Inc
6.75%, 07/01/2025
(d),(f)
21,328 21,701
10.00%, 04/15/2027
(f)
2,800 3,115
Tenet Healthcare Corp
4.63%, 07/15/2024 2,650 2,716
4.63%, 09/01/2024
(f)
2,550 2,627
5.13%, 05/01/2025 11,400 11,600
8.13%, 04/01/2022 9,380 10,248
UnitedHealth Group Inc
6.88%, 02/15/2038 1,250 1,891
West Street Merger Sub Inc
6.38%, 09/01/2025
(f)
6,425 6,329
$ 239,990
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Holding Companies - Diversified - 0.04%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 2,500 $ 2,864
ProGroup AG
3.00%, 03/31/2026 450 494
$ 3,358
Home Builders - 0.06%
Lennar Corp
4.50%, 04/30/2024 $ 1,790 1,911
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
1,755 1,895
Williams Scotsman International Inc
7.88%, 12/15/2022
(f)
1,080 1,126
$ 4,932
Home Furnishings - 0.02%
Arcelik AS
5.00%, 04/03/2023 1,800 1,858
Insurance - 2.78%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(f)
20,132 19,729
8.13%, 02/15/2024
(f)
10,910 11,660
AIG Life Holdings Inc
8.50%, 07/01/2030 4,995 6,800
Allstate Corp/The
5.75%, 08/15/2053
(k)
4,808 5,205
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(k)
8,500 9,606
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(k)
3,850 5,371
3 Month USD LIBOR + 4.20%
Ardonagh Midco 3 PLC
8.63%, 07/15/2023
(d),(f)
2,000 2,055
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(k)
4,500 5,024
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(k)
1,000 1,104
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(k)
2,000 2,228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Assicurazioni Generali SpA
4.60%, 12/31/2049
(i),(k)
EUR 2,500 3,112
3 Month Euro Interbank Offered Rate +
4.50%
AssuredPartners Inc
7.00%, 08/15/2025
(f)
$ 30,753 31,291
AXA SA
6.38%, 12/31/2049
(f),(i),(k)
3,000 3,975
3 Month USD LIBOR + 2.26%
Berkshire Hathaway Inc
1.13%, 03/16/2027 EUR 2,500 2,962
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 12/31/2049
(i),(k)
1,900 2,494
3 Month Euro Interbank Offered Rate +
5.77%
CCB Life Insurance Co Ltd
4.50%, 04/21/2077
(k)
$ 2,700 2,741
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(k)
2,000 2,260
3 Month USD LIBOR + 4.92%
Fidelity & Guaranty Life Holdings Inc
5.50%, 05/01/2025
(f)
15,425 16,428

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
GTCR AP Finance Inc
8.00%, 05/15/2027
(f)
$ 4,790 $ 5,077
Heungkuk Life Insurance Co Ltd
4.48%, 12/31/2049
(i),(k)
4,100 4,121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
HUB International Ltd
7.00%, 05/01/2026
(f)
6,589 6,836
Liberty Mutual Group Inc
3.95%, 10/15/2050
(f)
1,500 1,634
7.80%, 03/07/2087
(f)
7,361 9,753
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
946 1,442
Lincoln National Corp
3.86%, 04/20/2067 5,584 4,802
3 Month USD LIBOR + 2.04%
M&G PLC
6.50%, 10/20/2048
(k)
3,200 3,732
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Mapfre SA
1.63%, 05/19/2026 EUR 2,000 2,419
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(f),(k)
$ 2,550 2,846
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
5.25%, 12/31/2049
(i),(k)
4,000 4,030
3 Month USD LIBOR + 3.58%
9.25%, 04/08/2068
(f)
8,000 12,040
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,507
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2099
(f),(i),(k)
3,000 3,373
USD Swap Semi-Annual 5 Year + 3.26%
Nippon Life Insurance Co
5.10%, 10/16/2044
(f),(k)
5,000 5,488
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
5.88%, 09/15/2042
(k)
2,700 2,903
3 Month USD LIBOR + 4.18%
QBE Insurance Group Ltd
6.75%, 12/02/2044
(k)
1,000 1,123
USD Swap Semi-Annual 10 Year + 4.30%
Societa Cattolica di Assicurazioni SC
4.25%, 12/14/2047
(k)
EUR 800 916
3 Month Euro Interbank Offered Rate +
4.46%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(f),(k)
$ 1,200 1,364
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Talanx AG
2.25%, 12/05/2047
(k)
EUR 200 237
3 Month Euro Interbank Offered Rate +
2.45%
USI Inc/NY
6.88%, 05/01/2025
(f)
$ 2,510 2,573
Voya Financial Inc
5.65%, 05/15/2053
(k)
3,300 3,506
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(i),(k)
800 867
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 216,634
Internet - 0.39%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 4,200 4,477
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Booking Holdings Inc
3.60%, 06/01/2026 $ 1,200 $ 1,309
GrubHub Holdings Inc
5.50%, 07/01/2027
(f)
2,940 2,870
JD.com Inc
4.13%, 01/14/2050 1,580 1,693
Netflix Inc
3.63%, 05/15/2027 EUR 500 591
3.88%, 11/15/2029 600 701
4.38%, 11/15/2026 $ 1,885 1,981
4.88%, 06/15/2030
(f)
3,550 3,703
Prosus NV
3.68%, 01/21/2030
(f)
850 879
Tencent Holdings Ltd
3.98%, 04/11/2029
(f)
6,100 6,728
Uber Technologies Inc
8.00%, 11/01/2026
(f),(o)
3,000 3,192
Zayo Group LLC / Zayo Capital Inc
6.00%, 04/01/2023 2,140 2,186
$ 30,310
Investment Companies - 0.14%
Beijing State-Owned Assets Management Hong
Kong Co Ltd
4.13%, 05/26/2025 3,767 3,984
Coastal Emerald Ltd
4.30%, 12/31/2049
(i),(k)
4,600 4,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.88%, 02/01/2022 2,365 2,365
$ 10,985
Iron & Steel - 1.73%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 2,500 2,470
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
26,980 27,992
CSN Resources SA
7.63%, 02/13/2023 2,500 2,645
GTL Trade Finance Inc
7.25%, 04/16/2044 1,800 2,342
GUSAP III LP
4.25%, 01/21/2030
(f)
1,960 2,057
JSW Steel Ltd
5.25%, 04/13/2022 2,850 2,917
5.95%, 04/18/2024 6,500 6,714
Material Sciences Corp
10.20%, 01/09/2024
(g),(h),(l),(o)
22,010 22,010
Metinvest BV
5.63%, 06/17/2025
(f)
EUR 6,000 6,948
7.75%, 04/23/2023 $ 7,181 7,659
7.75%, 10/17/2029
(f)
1,000 1,053
8.50%, 04/23/2026 2,000 2,185
Samarco Mineracao SA
0.00%, 11/01/2022
(e),(f)
2,300 1,489
Specialty Steel
11.92%, 11/15/2022
(g),(h),(l),(o)
41,564 41,564
thyssenkrupp AG
1.38%, 03/03/2022 EUR 700 777
Vale Overseas Ltd
6.25%, 08/10/2026 $ 1,982 2,340
Vale SA
3.75%, 01/10/2023 EUR 1,400 1,688
$ 134,850

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.93%
Boyd Gaming Corp
4.75%, 12/01/2027
(f)
$ 6,725 $ 6,876
6.00%, 08/15/2026 5,050 5,366
Fortune Star BVI Ltd
5.25%, 03/23/2022 4,000 4,061
Gohl Capital Ltd
4.25%, 01/24/2027 4,000 4,244
Melco Resorts Finance Ltd
4.88%, 06/06/2025 8,500 8,636
MGM China Holdings Ltd
5.38%, 05/15/2024
(f)
9,865 10,111
Sands China Ltd
5.40%, 08/08/2028 2,500 2,841
Station Casinos LLC
5.00%, 10/01/2025
(f)
14,523 14,863
Studio City Finance Ltd
7.25%, 02/11/2024 7,500 7,769
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f)
1,840 1,909
Wynn Macau Ltd
5.50%, 10/01/2027
(f)
6,000 6,106
$ 72,782
Machinery - Diversified - 0.41%
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
17,080 16,980
Mueller Water Products Inc
5.50%, 06/15/2026
(f)
1,175 1,231
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
14,490 14,111
$ 32,322
Media - 2.60%
Altice Financing SA
6.63%, 02/15/2023
(f)
9,090 9,249
Altice Finco SA
4.75%, 01/15/2028 EUR 1,600 1,791
Altice Luxembourg SA
7.63%, 02/15/2025
(f)
$ 3,165 3,291
10.50%, 05/15/2027
(f)
3,000 3,469
AMC Networks Inc
4.75%, 08/01/2025 2,745 2,771
5.00%, 04/01/2024 9,675 9,868
CCO Holdings LLC / CCO Holdings Capital Corp
4.75%, 03/01/2030
(f)
1,925 1,979
5.13%, 05/01/2023
(f)
4,050 4,114
5.38%, 06/01/2029
(f)
6,000 6,420
5.50%, 05/01/2026
(f)
2,905 3,036
5.88%, 04/01/2024
(f)
12,975 13,391
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46%, 07/23/2022 2,450 2,589
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024
(f)
1,702 1,853
CSC Holdings LLC
5.25%, 06/01/2024 6,615 7,144
5.38%, 02/01/2028
(f)
4,676 4,957
5.75%, 01/15/2030
(f)
6,400 6,880
7.50%, 04/01/2028
(f)
3,950 4,494
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
6,200 6,176
6.63%, 08/15/2027
(d),(f)
15,900 14,866
DISH DBS Corp
5.88%, 11/15/2024 1,565 1,584
7.75%, 07/01/2026 3,010 3,160
Grupo Televisa SAB
5.00%, 05/13/2045 1,400 1,566
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Meredith Corp
6.88%, 02/01/2026 $ 2,430 $ 2,501
Nexstar Broadcasting Inc
5.63%, 07/15/2027
(f)
7,050 7,415
Quebecor Media Inc
5.75%, 01/15/2023 13,800 14,835
Shaw Communications Inc
6.75%, 11/09/2039 CAD 1,100 1,162
Sinclair Television Group Inc
5.50%, 03/01/2030
(f)
$ 3,675 3,758
SportsNet New York
10.25%, 01/15/2025
(g),(h),(o)
20,090 21,095
UPC Holding BV
3.88%, 06/15/2029 EUR 500 582
Virgin Media Finance PLC
5.75%, 01/15/2025
(f)
$ 12,100 12,463
6.00%, 10/15/2024
(f)
5,775 5,949
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(f)
1,350 1,416
Ziggo Bond Co BV
4.63%, 01/15/2025 EUR 750 848
5.88%, 01/15/2025
(f)
$ 3,180 3,271
6.00%, 01/15/2027
(f)
5,400 5,671
Ziggo BV
5.50%, 01/15/2027
(f)
6,625 7,022
$ 202,636
Metal Fabrication & Hardware - 0.24%
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021
(f)
29,884 17,931
Park-Ohio Industries Inc
6.63%, 04/15/2027 885 898
$ 18,829
Mining - 1.26%
Aleris International Inc
10.75%, 07/15/2023
(f)
650 676
Century Aluminum Co
7.50%, 06/01/2021
(f)
13,713 13,576
Constellium SE
5.88%, 02/15/2026
(f)
2,890 2,984
First Quantum Minerals Ltd
6.88%, 03/01/2026
(f)
9,355 9,028
7.25%, 04/01/2023
(f)
300 298
7.50%, 04/01/2025
(f)
450 443
Hudbay Minerals Inc
7.63%, 01/15/2025
(f)
955 965
IAMGOLD Corp
7.00%, 04/15/2025
(f)
1,982 2,041
Industrias Penoles SAB de CV
4.15%, 09/12/2029 7,800 8,120
5.65%, 09/12/2049
(f)
3,250 3,569
Joseph T Ryerson & Son Inc
11.00%, 05/15/2022
(f)
4,090 4,294
Newmont Corp
4.88%, 03/15/2042 1,000 1,228
Nexa Resources SA
5.38%, 05/04/2027 1,700 1,830
Northwest Acquisitions ULC / Dominion Finco
Inc
7.13%, 11/01/2022
(f)
19,888 16,010
Novelis Corp
4.75%, 01/30/2030
(f)
6,225 6,252
5.88%, 09/30/2026
(f)
1,000 1,060
Petropavlovsk 2016 Ltd
8.13%, 11/14/2022 4,300 4,526
Real Alloy Holding Inc
0.00%, 01/15/2019
(e),(f),(g),(h)
9,569 —
11.94%, 11/30/2023
(g),(h),(l),(o)
18,506 18,506

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Rusal Capital DAC
5.13%, 02/02/2022 $ 2,600 $ 2,671
$ 98,077
Miscellaneous Manufacturers - 0.05%
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,206
Parker-Hannifin Corp
3.25%, 06/14/2029 2,850 3,057
$ 4,263
Oil & Gas - 3.16%
Callon Petroleum Co
6.13%, 10/01/2024 1,691 1,617
Centennial Resource Production LLC
6.88%, 04/01/2027
(f)
1,075 1,072
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 2,500 2,554
Continental Resources Inc/OK
5.00%, 09/15/2022 1,890 1,900
Cosan Luxembourg SA
7.00%, 01/20/2027
(d)
1,800 1,975
Ecopetrol SA
5.88%, 05/28/2045 2,400 2,885
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(f)
8,575 8,918
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(f)
4,270 4,281
Gran Tierra Energy Inc
7.75%, 05/23/2027
(f)
1,285 1,248
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 10/01/2025
(f)
2,129 1,925
HollyFrontier Corp
5.88%, 04/01/2026 1,500 1,707
Jagged Peak Energy LLC
5.88%, 05/01/2026 6,280 6,468
Kosmos Energy Ltd
7.13%, 04/04/2026
(f)
6,504 6,577
7.13%, 04/04/2026 6,100 6,169
Matador Resources Co
5.88%, 09/15/2026 6,343 6,208
Medco Bell Pte Ltd
6.38%, 01/30/2027
(f)
2,250 2,169
Medco Oak Tree Pte Ltd
7.38%, 05/14/2026 4,500 4,652
MEG Energy Corp
6.38%, 01/30/2023
(f)
3,020 3,056
7.00%, 03/31/2024
(f)
5,030 5,068
7.13%, 02/01/2027
(f)
7,575 7,502
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
2,000 1,467
Nabors Industries Ltd
7.50%, 01/15/2028
(f)
1,000 990
Nexen Inc
5.88%, 03/10/2035 500 664
Occidental Petroleum Corp
6.60%, 03/15/2046 800 1,063
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 6,290 6,273
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 5,178 5,126
Oil India Ltd
5.13%, 02/04/2029 2,200 2,492
PDC Energy Inc
5.75%, 05/15/2026 7,525 7,264
Pertamina Persero PT
5.63%, 05/20/2043
(f)
2,000 2,350
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroamazonas EP
4.63%, 11/06/2020 $ 167 $ 166
4.63%, 11/06/2020
(f)
2,962 2,948
Petrobras Global Finance BV
5.09%, 01/15/2030
(f)
7,691 8,440
Petroleos de Venezuela SA
0.00%, 10/27/2020
(e)
1,028 177
0.00%, 11/17/2021
(e)
17,250 1,380
0.00%, 05/16/2024
(e)
38,002 3,040
0.00%, 11/15/2026
(e)
12,045 964
0.00%, 04/12/2027
(e)
425 34
0.00%, 05/17/2035
(e)
536 43
0.00%, 04/12/2037
(e)
12,840 1,027
Petroleos Mexicanos
5.95%, 01/28/2031
(f)
3,665 3,719
6.50%, 03/13/2027 8,950 9,703
6.84%, 01/23/2030
(f)
7,900 8,560
6.95%, 01/28/2060
(f)
1,250 1,267
7.19%, 09/12/2024 MXN 228,840 11,157
7.69%, 01/23/2050
(f)
$ 5,977 6,566
9.50%, 09/15/2027 1,204 1,443
Petron Corp
4.60%, 12/31/2049
(i),(k)
750 745
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Puma International Financing SA
5.00%, 01/24/2026
(f)
3,400 3,191
QEP Resources Inc
5.25%, 05/01/2023 1,150 1,104
5.63%, 03/01/2026 600 535
Repsol International Finance BV
4.50%, 03/25/2075
(k)
EUR 300 380
EUR Swap Annual (VS 6 Month) 10 Year
+ 4.20%
SandRidge Energy Inc
0.00%, 03/15/2021
(e),(g),(h)
$ 3,450 —
Saudi Arabian Oil Co
2.88%, 04/16/2024
(f)
2,300 2,363
3.50%, 04/16/2029
(f)
1,185 1,256
4.25%, 04/16/2039
(f)
1,325 1,466
4.38%, 04/16/2049
(f)
4,425 4,985
SEPLAT Petroleum Development Co Plc
9.25%, 04/01/2023
(f)
2,210 2,304
SM Energy Co
6.63%, 01/15/2027
(d)
1,750 1,584
Southwestern Energy Co
7.75%, 10/01/2027 2,130 1,778
SRC Energy Inc
6.25%, 12/01/2025 11,850 11,939
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 5,020 5,152
5.50%, 02/15/2026 6,345 6,527
6.00%, 04/15/2027 3,700 3,903
Tecpetrol SA
4.88%, 12/12/2022 4,800 4,704
TOTAL SA
2.63%, 12/31/2049
(i),(k)
EUR 2,000 2,393
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Transocean Inc
7.25%, 11/01/2025
(f)
$ 4,510 4,251
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 2,000 2,008
Unit Corp
6.63%, 05/15/2021 3,000 1,322
Valero Energy Corp
6.63%, 06/15/2037 900 1,215

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Viper Energy Partners LP
5.38%, 11/01/2027
(f)
$ 1,025 $ 1,069
W&T Offshore Inc
9.75%, 11/01/2023
(f)
7,000 6,628
WPX Energy Inc
5.25%, 10/15/2027 6,000 6,270
YPF SA
8.50%, 07/28/2025
(f)
1,512 1,387
$ 246,733
Oil & Gas Services - 0.16%
Forum Energy Technologies Inc
6.25%, 10/01/2021 12,265 10,977
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,227
$ 12,204
Packaging & Containers - 1.15%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(f)
1,915 2,001
Ball Corp
4.38%, 12/15/2023 EUR 800 1,007
Berry Global Inc
4.50%, 02/15/2026
(f)
$ 2,575 2,614
4.88%, 07/15/2026
(f)
7,700 8,045
5.63%, 07/15/2027
(d),(f)
5,150 5,472
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 337
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 3,685 4,358
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 362
Plastipak Holdings Inc
6.25%, 10/15/2025
(f)
$ 15,848 13,946
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(f)
11,300 11,532
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 674
4.13%, 02/01/2028
(f)
$ 1,125 1,118
Smurfit Kappa Treasury ULC
1.50%, 09/15/2027 EUR 6,000 6,677
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
$ 16,936 15,369
9.25%, 08/01/2024
(f)
8,420 8,546
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
7,600 8,009
$ 90,067
Pharmaceuticals - 0.59%
Allergan Funding SCS
3.85%, 06/15/2024 2,800 2,986
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,307
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
3,705 4,191
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
2,800 2,835
5.25%, 01/30/2030
(f)
2,825 2,878
5.88%, 05/15/2023
(f)
160 161
7.00%, 01/15/2028
(f)
3,650 3,954
Bristol-Myers Squibb Co
4.63%, 05/15/2044
(f)
2,000 2,517
Eli Lilly & Co
1.70%, 11/01/2049 EUR 425 494
Grifols SA
3.20%, 05/01/2025 450 508
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Mylan NV
3.95%, 06/15/2026 $ 2,500 $ 2,668
NVA Holdings Inc
6.88%, 04/01/2026
(f)
15,475 16,694
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 3,200 2,732
4.10%, 10/01/2046 1,200 921
7.13%, 01/31/2025
(f)
1,320 1,389
$ 46,235
Pipelines - 0.92%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 10,245 9,072
5.75%, 03/01/2027
(f)
1,200 936
5.75%, 01/15/2028
(f)
3,725 2,897
Enbridge Inc
6.25%, 03/01/2078
(k)
5,600 6,112
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(k)
11,000 11,363
3 Month USD LIBOR + 3.03%
EQM Midstream Partners LP
4.75%, 07/15/2023 1,800 1,776
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
3,810 3,988
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f),(j)
7,800 7,924
KazTransGas JSC
4.38%, 09/26/2027 9,711 10,381
NGL Energy Partners LP / NGL Energy Finance
Corp
7.50%, 11/01/2023 2,115 2,109
NuStar Logistics LP
6.00%, 06/01/2026 1,375 1,447
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 1,110 854
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.50%, 03/01/2030
(f)
4,925 5,079
Transcanada Trust
5.87%, 08/15/2076
(k)
4,230 4,590
3 Month USD LIBOR + 4.64%
Transportadora de Gas del Sur SA
6.75%, 05/02/2025
(d)
1,500 1,381
Williams Cos Inc/The
3.60%, 03/15/2022 1,000 1,030
6.30%, 04/15/2040 700 871
$ 71,810
Real Estate - 0.98%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(f)
7,934 8,202
China Evergrande Group
9.50%, 04/11/2022 8,500 8,204
Country Garden Holdings Co Ltd
5.13%, 01/17/2025 7,300 7,395
8.00%, 01/27/2024 6,400 6,947
Easy Tactic Ltd
8.13%, 02/27/2023 6,500 6,492
Kaisa Group Holdings Ltd
11.25%, 04/09/2022 9,000 9,418
Longfor Group Holdings Ltd
3.95%, 09/16/2029 4,700 4,778
MAF Global Securities Ltd
6.37%, 12/31/2049
(i),(k)
7,060 7,498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Realogy Group LLC / Realogy Co-Issuer Corp
9.38%, 04/01/2027
(f)
$ 6,250 $ 6,483
Scenery Journey Ltd
13.00%, 11/06/2022 4,500 4,546
Shimao Property Holdings Ltd
6.13%, 02/21/2024 4,400 4,643
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,505
$ 76,111
Regional Authority - 0.02%
Provincia de Buenos Aires/Government Bonds
6.50%, 02/15/2023
(f)
3,700 1,378
REITs - 0.63%
CoreCivic Inc
4.63%, 05/01/2023 10,000 9,950
ESH Hospitality Inc
5.25%, 05/01/2025
(f)
12,535 12,848
Iron Mountain Inc
5.25%, 03/15/2028
(f)
2,165 2,262
Iron Mountain UK PLC
3.88%, 11/15/2025 GBP 600 807
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 10/01/2025
(f)
$ 11,800 12,125
Ryman Hospitality Properties Inc
4.75%, 10/15/2027
(f)
1,975 2,054
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(f),(j)
3,100 3,116
4.13%, 08/15/2030
(f),(j)
2,700 2,735
4.25%, 12/01/2026
(f)
1,300 1,334
Welltower Inc
4.00%, 06/01/2025 2,100 2,294
$ 49,525
Retail - 0.67%
1011778 BC ULC / New Red Finance Inc
4.25%, 05/15/2024
(f)
1,050 1,072
4.38%, 01/15/2028
(f)
1,600 1,604
5.00%, 10/15/2025
(f)
13,438 13,864
Carvana Co
8.88%, 10/01/2023
(f)
3,000 3,151
Dollar Tree Inc
4.20%, 05/15/2028 1,900 2,086
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06/01/2021
(f)
5,700 5,771
Future Retail Ltd
5.60%, 01/22/2025
(f)
825 831
L Brands Inc
6.75%, 07/01/2036 1,095 1,087
Reliance Intermediate Holdings LP
6.50%, 04/01/2023
(f)
3,375 3,434
SRS Distribution Inc
8.25%, 07/01/2026
(d),(f)
12,620 13,125
Staples Inc
10.75%, 04/15/2027
(f)
5,000 5,081
Walmart Inc
5.63%, 03/27/2034 GBP 500 1,015
$ 52,121
Semiconductors - 0.01%
QUALCOMM Inc
4.80%, 05/20/2045 $ 500 635
Software - 1.27%
ACI Worldwide Inc
5.75%, 08/15/2026
(f)
3,025 3,238
Ascend Learning LLC
6.88%, 08/01/2025
(f)
13,873 14,497
6.88%, 08/01/2025
(f)
1,375 1,437
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Camelot Finance SA
4.50%, 11/01/2026
(f)
$ 3,100 $ 3,154
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(f)
18,044 18,378
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(f)
14,245 15,331
Informatica LLC
7.13%, 07/15/2023
(f)
6,692 6,759
InterXion Holding NV
4.75%, 06/15/2025 EUR 300 357
IQVIA Inc
3.25%, 03/15/2025 700 788
Microsoft Corp
3.13%, 12/06/2028 1,850 2,604
Oracle Corp
4.13%, 05/15/2045 $ 1,400 1,649
PTC Inc
6.00%, 05/15/2024 2,500 2,595
Sophia LP / Sophia Finance Inc
9.00%, 09/30/2023
(f)
13,775 14,154
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
13,325 14,095
$ 99,036
Sovereign - 9.62%
1MDB Global Investments Ltd
4.40%, 03/09/2023 24,300 24,093
Abu Dhabi Government International Bond
2.50%, 09/30/2029
(f)
4,175 4,233
3.13%, 10/11/2027 5,500 5,830
3.13%, 09/30/2049
(f)
5,890 5,886
Angolan Government International Bond
8.00%, 11/26/2029
(f)
8,500 8,985
Argentina Bonar Bonds
8.75%, 05/07/2024 1,854 760
Argentina Treasury Bill
0.00%, 07/29/2020
(e)
ARS 58,000 1,066
0.00%, 10/29/2020
(e)
149,605 2,269
Argentine Bonos del Tesoro
15.50%, 10/17/2026 319,195 1,768
18.20%, 10/03/2021 3,868 31
Argentine Republic Government International
Bond
0.00%, 12/15/2035
(e),(l)
$ 23,615 413
5.00%, 01/15/2027 EUR 1,020 472
6.88%, 01/26/2027 $ 29,055 13,089
6.88%, 01/11/2048 2,025 856
7.50%, 04/22/2026 3,025 1,378
8.28%, 12/31/2033 3,344 1,821
Bahrain Government International Bond
7.00%, 10/12/2028
(f)
2,343 2,762
7.00%, 10/12/2028 7,600 8,959
Bonos De La Nacion Argentina En Moneda Dua
4.50%, 02/13/2020 1,257 805
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2021 BRL 41,773 10,220
10.00%, 01/01/2023 35,000 9,115
10.00%, 01/01/2025 17,470 4,715
10.00%, 01/01/2027 8,260 2,290
10.00%, 01/01/2031 51,300 14,737
Brazilian Government International Bond
7.13%, 01/20/2037 $ 3,950 5,218
Chile Government International Bond
3.24%, 02/06/2028 4,400 4,708

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombia Government International Bond
4.00%, 02/26/2024 $ 2,400 $ 2,546
4.50%, 01/28/2026 1,600 1,764
5.00%, 06/15/2045 4,400 5,346
Colombian TES
6.25%, 11/26/2025 COP 8,252,900 2,513
7.50%, 08/26/2026 4,175,000 1,356
Costa Rica Government International Bond
6.13%, 02/19/2031
(f)
$ 7,500 7,978
Croatia Government International Bond
5.50%, 04/04/2023 1,350 1,491
Dominican Republic International Bond
4.50%, 01/30/2030
(f)
960 959
5.88%, 01/30/2060
(f)
3,195 3,193
5.95%, 01/25/2027 10,000 10,980
6.40%, 06/05/2049
(f)
7,000 7,542
6.85%, 01/27/2045 2,300 2,587
6.88%, 01/29/2026
(f)
783 894
6.88%, 01/29/2026 2,250 2,568
Ecuador Government International Bond
7.88%, 01/23/2028
(f)
1,080 878
Egypt Government International Bond
4.55%, 11/20/2023
(f)
3,670 3,770
5.88%, 06/11/2025
(d),(f)
950 1,026
6.13%, 01/31/2022 1,700 1,783
6.38%, 04/11/2031
(f)
EUR 4,725 5,690
6.38%, 04/11/2031 7,500 9,031
8.50%, 01/31/2047 $ 2,200 2,515
8.70%, 03/01/2049
(f)
2,985 3,438
Export Credit Bank of Turkey
6.13%, 05/03/2024
(f)
1,550 1,616
Export-Import Bank of India
3.88%, 02/01/2028 3,200 3,390
Export-Import Bank of Korea
6.20%, 08/07/2021
(f)
INR 99,100 1,383
8.00%, 05/15/2024
(f)
IDR 47,800,000 3,723
Gabon Government International Bond
6.95%, 06/16/2025 $ 12,478 13,463
6.95%, 06/16/2025
(f)
775 836
Ghana Government International Bond
8.13%, 01/18/2026
(f)
2,000 2,223
8.13%, 03/26/2032 4,000 4,100
8.13%, 03/26/2032
(f)
1,040 1,066
10.75%, 10/14/2030
(f)
8,084 10,385
Guatemala Government Bond
4.50%, 05/03/2026 3,300 3,481
6.13%, 06/01/2050 900 1,068
Honduras Government International Bond
6.25%, 01/19/2027 3,850 4,270
Indonesia Government International Bond
2.85%, 02/14/2030 1,400 1,417
4.35%, 01/08/2027
(f)
2,620 2,895
4.75%, 07/18/2047
(f)
240 282
5.25%, 01/08/2047
(f)
2,400 3,007
6.63%, 02/17/2037 4,200 5,836
Indonesia Treasury Bond
7.50%, 08/15/2032 IDR 77,216,000 5,768
8.25%, 05/15/2036 130,000,000 10,233
8.38%, 03/15/2024 107,540,000 8,561
8.38%, 09/15/2026 144,000,000 11,651
8.38%, 03/15/2034 38,389,000 3,089
9.00%, 03/15/2029 143,400,000 11,972
Israel Government International Bond
4.50%, 01/30/2043 $ 5,150 6,372
Ivory Coast Government International Bond
5.75%, 12/31/2032
(l)
8,550 8,518
6.13%, 06/15/2033 8,400 8,608
6.88%, 10/17/2040
(f)
EUR 5,740 6,816
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Kenya Government International Bond
7.00%, 05/22/2027
(f)
$ 3,817 $ 4,054
7.25%, 02/28/2028
(f)
2,170 2,342
8.00%, 05/22/2032 7,659 8,333
Malaysia Government Bond
4.89%, 06/08/2038 MYR 16,092 4,682
Mexican Bonos
6.50%, 06/09/2022 MXN 83,540 4,407
7.50%, 06/03/2027 234,440 13,036
8.00%, 09/05/2024 61,400 3,432
8.50%, 11/18/2038 74,120 4,568
10.00%, 12/05/2024 58,070 3,509
10.00%, 11/20/2036 64,990 4,521
Mexico Government International Bond
4.75%, 03/08/2044 $ 2,350 2,691
5.75%, 10/12/2110 2,250 2,796
Morocco Government International Bond
4.25%, 12/11/2022 1,400 1,474
Mozambique International Bond
5.00%, 09/15/2031
(f)
8,000 7,642
Nigeria Government International Bond
6.50%, 11/28/2027 14,912 15,337
7.14%, 02/23/2030
(f)
2,120 2,181
7.63%, 11/21/2025
(f)
1,530 1,728
Oman Government International Bond
6.75%, 01/17/2048 2,375 2,367
Oman Sovereign Sukuk SAOC
4.40%, 06/01/2024 1,100 1,123
Panama Government International Bond
4.30%, 04/29/2053 1,760 2,143
Peru Government Bond
5.40%, 08/12/2034
(f)
PEN 10,000 3,179
5.94%, 02/12/2029
(f)
36,620 12,435
6.15%, 08/12/2032
(f)
26,800 9,188
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/2028
(f)
$ 1,818 2,009
4.55%, 03/29/2026 1,150 1,271
Peruvian Government International Bond
5.63%, 11/18/2050 3,200 4,896
5.70%, 08/12/2024
(f)
PEN 5,064 1,685
6.90%, 08/12/2037
(f)
5,733 2,097
Philippine Government International Bond
9.50%, 02/02/2030 $ 3,800 6,189
Republic of Belarus International Bond
6.88%, 02/28/2023 4,400 4,740
Republic of Poland Government International
Bond
3.25%, 04/06/2026 6,900 7,372
Republic of South Africa Government Bond
6.25%, 03/31/2036 ZAR 363,100 17,329
8.00%, 01/31/2030 52,831 3,294
Republic of South Africa Government
International Bond
4.88%, 04/14/2026 $ 4,800 5,030
5.75%, 09/30/2049 2,255 2,218
Romania Government Bond
3.65%, 09/24/2031 RON 18,500 3,962
5.00%, 02/12/2029 18,755 4,594
Romanian Government International Bond
2.00%, 01/28/2032
(f)
EUR 8,920 10,181
3.38%, 01/28/2050
(f)
2,235 2,627
5.13%, 06/15/2048 $ 2,500 2,972
5.13%, 06/15/2048
(f)
1,515 1,801
Russian Federal Bond - OFZ
7.05%, 01/19/2028 RUB 975,050 16,193
7.10%, 10/16/2024 340,930 5,607
7.40%, 12/07/2022 268,298 4,403
7.70%, 03/23/2033 439,776 7,742

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Federal Bond - OFZ   (continued)
8.50%, 09/17/2031 RUB 913,400 $ 16,972
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 6,000 6,768
4.50%, 04/04/2022 200 210
5.25%, 06/23/2047 2,400 3,140
Saudi Government International Bond
3.75%, 01/21/2055
(f),(j)
2,995 3,051
4.50%, 10/26/2046
(f)
1,280 1,462
4.50%, 10/26/2046 3,800 4,341
Senegal Government International Bond
4.75%, 03/13/2028 EUR 7,500 8,857
Sri Lanka Government International Bond
6.75%, 04/18/2028
(f)
$ 3,052 2,945
6.75%, 04/18/2028 1,336 1,289
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026
(d)
6,700 7,228
Turkey Government International Bond
4.88%, 10/09/2026 3,710 3,715
6.35%, 08/10/2024 7,200 7,794
Ukraine Government Bond
16.00%, 08/11/2021 UAH 115,000 4,926
17.00%, 05/11/2022 140,000 6,283
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(l)
$ 10,590 10,497
4.38%, 01/27/2030
(f)
EUR 10,305 11,336
6.75%, 06/20/2026
(f)
13,500 17,344
7.75%, 09/01/2020 $ 3,000 3,073
7.75%, 09/01/2021
(f)
3,550 3,774
7.75%, 09/01/2027 5,000 5,661
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 5,050 5,468
Uruguay Government International Bond
4.38%, 12/15/2028 UYU 314,460 8,802
Venezuela Government International Bond
0.00%, 10/13/2019
(e)
$ 15,701 1,923
0.00%, 05/07/2023
(e)
9,395 1,151
0.00%, 09/15/2027
(e)
13,395 1,641
0.00%, 08/05/2031
(e)
6,825 836
Vietnam Government International Bond
4.80%, 11/19/2024 1,400 1,533
Zambia Government International Bond
8.50%, 04/14/2024 1,640 1,120
$ 750,876
Supranational Bank - 0.73%
African Export-Import Bank/The
3.99%, 09/21/2029
(f)
15,635 16,307
Asian Development Bank
6.20%, 10/06/2026 INR 290,680 4,060
6.45%, 08/08/2021 96,310 1,361
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031
(f)
$ 19,480 20,408
Debt and Asset Trading Corp
1.00%, 10/10/2025 8,450 6,528
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 5,135 5,416
5.38%, 03/14/2022 3,000 3,140
$ 57,220
Telecommunications - 3.05%
Altice France SA/France
7.38%, 05/01/2026
(f)
7,550 8,041
AT&T Inc
2.45%, 03/15/2035 EUR 250 313
4.38%, 09/14/2029 GBP 950 1,515
7.00%, 04/30/2040 200 429
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Axtel SAB de CV
6.38%, 11/14/2024
(f)
$ 3,736 $ 3,946
6.38%, 11/14/2024
(d)
15,800 16,689
Bharti Airtel Ltd
4.38%, 06/10/2025 8,500 8,817
C&W Senior Financing DAC
6.88%, 09/15/2027
(f)
11,370 12,209
CenturyLink Inc
5.80%, 03/15/2022 2,035 2,145
CommScope Inc
6.00%, 03/01/2026
(f)
8,100 8,495
8.25%, 03/01/2027
(f)
4,900 5,035
CommScope Technologies LLC
6.00%, 06/15/2025
(f)
13,885 13,295
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/2024 8,595 8,778
6.88%, 02/06/2024
(f)
2,005 2,048
Digicel Group One Ltd
8.25%, 12/30/2022
(d),(f)
2,670 1,722
Digicel International Finance Ltd / Digicel
Holdings Bermuda Ltd
8.75%, 05/25/2024
(f)
1,475 1,464
8.75%, 05/25/2024 5,175 5,136
Digicel Ltd
6.75%, 03/01/2023
(f)
3,000 1,928
Embarq Corp
8.00%, 06/01/2036 2,155 2,395
Frontier Communications Corp
7.13%, 01/15/2023 1,700 799
GTT Communications Inc
7.88%, 12/31/2024
(f)
30,603 23,870
Hughes Satellite Systems Corp
7.63%, 06/15/2021 3,825 4,090
Kenbourne Invest SA
6.88%, 11/26/2024
(f)
2,000 2,078
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,850 3,059
7.00%, 03/28/2073
(d),(f),(k)
$ 400 441
USD Swap Semi-Annual 10 Year + 5.21%
7.00%, 03/28/2073
(k)
1,100 1,213
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
5.13%, 05/01/2023 11,100 11,152
5.38%, 08/15/2022 1,471 1,477
Liquid Telecommunications Financing Plc
8.50%, 07/13/2022 1,500 1,535
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 10,440 10,858
6.50%, 10/13/2026
(f)
540 610
Nokia Oyj
2.00%, 03/15/2024 EUR 400 465
Oi SA
8.00%, PIK 4.00%, 07/27/2025
(l),(n)
$ 3,050 2,957
Sprint Capital Corp
8.75%, 03/15/2032 2,255 2,497
Sprint Corp
7.13%, 06/15/2024 14,025 14,486
7.88%, 09/15/2023 4,800 5,099
Telecom Italia SpA/Milano
3.25%, 01/16/2023 EUR 500 596
3.63%, 05/25/2026 500 617
5.30%, 05/30/2024
(f)
$ 2,415 2,632
Telefonica Celular del Paraguay SA
5.88%, 04/15/2027
(f)
1,000 1,068
Telefonica Europe BV
3.75%, 12/31/2049
(i),(k)
EUR 1,000 1,167
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.86%

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
0.00%, 04/15/2024
(e),(g),(h)
$ 3,425 $ —
0.00%, 04/15/2025
(e),(g),(h)
1,575 —
0.00%, 01/15/2026
(e),(g),(h)
2,130 —
0.00%, 02/01/2026
(e),(g),(h)
690 —
5.13%, 04/15/2025 1,575 1,622
6.50%, 01/15/2026 2,130 2,272
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,200 1,229
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 5,600 5,824
5.80%, 04/11/2028
(f)
1,000 1,040
Verizon Communications Inc
4.86%, 08/21/2046 2,000 2,570
ViaSat Inc
5.63%, 09/15/2025
(f)
17,925 18,233
5.63%, 04/15/2027
(f)
3,500 3,666
Vodafone Group PLC
5.00%, 05/30/2038 1,900 2,285
7.00%, 04/04/2079
(k)
1,500 1,769
USD Swap Semi-Annual 5 Year + 4.87%
$ 237,676
Transportation - 0.34%
BNSF Funding Trust I
6.61%, 12/15/2055
(k)
3,510 3,931
3 Month USD LIBOR + 2.35%
Hidrovias International Finance SARL
5.95%, 01/24/2025 6,300 6,536
JSL Europe SA
7.75%, 07/26/2024 6,500 7,004
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(f)
3,000 3,219
MV24 Capital BV
6.75%, 06/01/2034
(f)
1,972 2,127
Pelabuhan Indonesia II PT
5.38%, 05/05/2045
(f)
1,800 2,074
Rumo Luxembourg Sarl
7.38%, 02/09/2024 1,800 1,932
$ 26,823
Trucking & Leasing - 0.01%
DAE Funding LLC
5.00%, 08/01/2024 750 785
TOTAL BONDS $ 5,625,209
CONVERTIBLE BONDS - 0.08%
Principal
Amount (000's) Value (000's)
Healthcare - Services - 0.07%
NMC Health Jersey Ltd
1.88%, 04/30/2025 7,000 5,727
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(e),(f)
6,966 348
TOTAL CONVERTIBLE BONDS $ 6,075
SENIOR FLOATING RATE INTERESTS
- 6.29%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.63%
Dexko Global Inc
10.19%, 07/24/2025
(p)
$ 21,140 $ 20,981
3 Month USD LIBOR + 8.25%
Panther BF Aggregator 2 LP
5.16%, 04/30/2026
(p)
6,858 6,897
3 Month USD LIBOR + 3.50%
Truck Hero Inc
9.90%, 05/16/2025
(p)
22,010 20,910
3 Month USD LIBOR + 8.25%
$ 48,788
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.48%
IRI Holdings Inc
6.15%, 12/01/2025
(p)
$ 5,780 $ 5,625
3 Month USD LIBOR + 4.50%
KUEHG Corp
10.19%, 08/22/2025
(p)
14,160 14,164
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
9.29%, 03/13/2026
(p)
14,850 14,850
3 Month USD LIBOR + 7.50%
Refinitiv US Holdings Inc
4.99%, 10/01/2025
(p)
3,143 3,173
1 Month USD LIBOR + 3.25%
$ 37,812
Computers - 0.24%
Flexential Intermediate Corp
9.16%, 07/24/2025
(p)
21,350 11,689
3 Month USD LIBOR + 7.25%
TierPoint LLC
8.90%, 05/05/2025
(p)
7,760 7,164
3 Month USD LIBOR + 7.25%
$ 18,853
Consumer Products - 0.14%
KIK Custom Products Inc
5.65%, 05/15/2023
(p)
11,419 11,258
3 Month USD LIBOR + 4.00%
Cosmetics & Personal Care - 0.25%
Wellness Merger Sub Inc
10.70%, 06/27/2025
(p)
19,410 19,289
3 Month USD LIBOR + 8.75%
Distribution & Wholesale - 0.00%
Targus Group International Inc
0.00%, 05/24/2016
(e),(g),(h),(p)
880 —
3 Month USD LIBOR + 4.00%
Electronics - 0.20%
Deliver Buyer Inc
6.94%, 05/01/2024
(p)
15,185 15,255
3 Month USD LIBOR + 5.00%
Engineering & Construction - 0.07%
Brand Industrial Services Inc
6.09%, 06/21/2024
(p)
5,227 5,218
3 Month USD LIBOR + 4.25%
Entertainment - 0.32%
18 Fremont Street Acquisition LLC
10.04%, 08/09/2025
(p)
17,870 18,027
1 Month USD LIBOR + 8.00%
Playtika Holding Corp
7.80%, 12/03/2024
(p)
7,000 7,066
1 Month USD LIBOR + 6.00%
$ 25,093
Healthcare - Services - 0.62%
Aveanna Healthcare LLC
9.76%, 03/16/2025
(p)
23,880 22,716
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
5.55%, 06/01/2025
(p)
2,685 2,686
3 Month USD LIBOR + 3.75%
9.15%, 06/01/2026
(p)
15,150 14,885
3 Month USD LIBOR + 7.50%
Sound Inpatient Physicians Holdings LLC
8.55%, 06/26/2026
(p)
7,975 7,989
3 Month USD LIBOR + 6.75%
$ 48,276

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.44%
Asurion LLC
8.22%, 08/04/2025
(p)
$ 17,500 $ 17,760
3 Month USD LIBOR + 6.50%
8.22%, 08/04/2025
(p)
16,660 16,907
3 Month USD LIBOR + 6.50%
Internet - 0.76%
MH Sub I LLC
9.15%, 09/15/2025
(p)
24,215 24,116
3 Month USD LIBOR + 7.50%
Ten-X LLC
9.65%, 09/29/2025
(g),(h),(p)
35,440 35,263
1 Month USD LIBOR + 8.00%
$ 59,379
Investment Companies - 0.31%
Masergy Holdings Inc
9.46%, 12/16/2024
(p)
13,674 13,264
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
9.18%, 03/06/2026
(p)
11,260 10,556
3 Month USD LIBOR + 7.50%
$ 23,820
Machinery - Diversified - 0.38%
Engineered Machinery Holdings Inc
9.19%, 07/25/2025
(p)
21,223 21,024
3 Month USD LIBOR + 7.25%
Granite US Holdings Corp
7.21%, 09/30/2026
(p)
8,249 8,239
1 Month USD LIBOR + 5.25%
$ 29,263
Mining - 0.10%
Aleris International Inc
6.55%, 02/08/2023
(p)
8,006 7,996
Miscellaneous Manufacturers - 0.27%
UTEX Industries Inc
5.65%, 05/22/2021
(p)
11,659 9,901
3 Month USD LIBOR + 4.00%
8.90%, 05/22/2022
(p)
21,490 11,540
1 Month USD LIBOR + 7.25%
$ 21,441
Pharmaceuticals - 0.58%
Lanai Holdings III Inc
10.28%, 08/14/2023
(p)
25,190 21,411
3 Month USD LIBOR + 8.50%
Packaging Coordinators Midco Inc
10.70%, 06/29/2024
(p)
24,050 23,930
3 Month USD LIBOR + 8.75%
$ 45,341
REITs - 0.04%
CoreCivic Inc
6.16%, 12/12/2024
(p)
3,375 3,310
1 Month USD LIBOR + 4.50%
Software - 0.46%
Applied Systems Inc
8.94%, 09/19/2025
(p)
2,725 2,786
3 Month USD LIBOR + 7.00%
Evergreen Skills Lux Sarl
6.60%, 04/23/2021
(p)
13,162 11,007
3 Month USD LIBOR + 4.75%
Greeneden US Holdings II LLC
5.00%, 12/01/2023
(p)
2,926 2,926
3 Month USD LIBOR + 3.25%
Sophia LP
5.19%, 09/30/2022
(p)
1,493 1,495
3 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Vertafore Inc
5.05%, 07/02/2025
(p)
$ 299 $ 296
3 Month USD LIBOR + 3.25%
9.05%, 06/04/2026
(p)
17,400 17,386
3 Month USD LIBOR + 7.25%
$ 35,896
TOTAL SENIOR FLOATING RATE INTERESTS $ 490,955
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.14%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.14%
1.50%, 09/15/2022 $ 2,500 $ 2,512
1.75%, 11/15/2029 8,000 8,166
$ 10,678
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 10,678
Total Investments $ 7,821,936
Other Assets and Liabilities -  (0.22)% (16,855)
TOTAL NET ASSETS - 100.00% $ 7,805,081
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $83,030 or 1.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,199,033 or 40.99% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $188,780 or
2.42% of net assets.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security purchased on a when-issued basis.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 63.81%
Canada 3.84%
United Kingdom 2.67%
Mexico 2.54%
Cayman Islands 2.14%
Netherlands 1.83%
Japan 1.54%
Luxembourg 1.18%
France 1.10%
Supranational 1.09%
Indonesia 1.01%
Brazil 0.98%
Virgin Islands, British 0.95%
Ukraine 0.80%
Russian Federation 0.79%
Turkey 0.67%
Switzerland 0.58%
Hong Kong 0.52%
Peru 0.51%
Argentina 0.50%
Australia 0.49%
India 0.48%
Germany 0.48%
South Africa 0.46%
Ireland 0.43%
Italy 0.38%
Dominican Republic 0.36%
Egypt 0.34%
United Arab Emirates 0.34%
Romania 0.33%
Singapore 0.33%
Jersey, Channel Islands 0.32%
Colombia 0.32%
Cote d'Ivoire 0.31%
Nigeria 0.31%
Spain 0.30%
Austria 0.30%
Sweden 0.27%
Mauritius 0.26%
Chile 0.25%
Saudi Arabia 0.25%
Ghana 0.22%
Kenya 0.19%
Gabon 0.18%
Korea, Republic Of 0.17%
Bahrain 0.16%
Venezuela 0.16%
Israel 0.15%
China 0.14%
Kazakhstan 0.13%
Costa Rica 0.12%
Angola 0.12%
Uruguay 0.11%
Senegal 0.11%
Tunisia 0.11%
Finland 0.10%
Poland 0.10%
Isle of Man 0.10%
Vietnam 0.10%
Mozambique 0.10%
Saint Lucia 0.09%
Trinidad And Tobago 0.09%
Philippines 0.09%
Togo 0.09%
Norway 0.08%
Malaysia 0.08%
Denmark 0.07%
Sri Lanka 0.06%
Bermuda 0.06%
Belarus 0.06%
Portfolio Summary  (unaudited) (continued)
Location Percent
Honduras 0.06%
Morocco 0.05%
Ecuador 0.05%
Taiwan 0.05%
Guatemala 0.05%
Thailand 0.04%
Belgium 0.04%
Oman 0.04%
Panama 0.03%
Mongolia 0.02%
Puerto Rico 0.02%
Croatia 0.02%
Cambodia 0.01%
Portugal 0.01%
Paraguay 0.01%
Taiwan, Province Of China 0.01%
Zambia 0.01%
New Zealand 0.00%
Other Assets and Liabilities
(0.22)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Diversified Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 225,082 $ 1,227,207 $ 1,218,521 $ 233,768
$ 225,082 $ 1,227,207 $ 1,218,521 $ 233,768
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Mo ney Market Fund 1.43% $ 879 $ — $ — $ —
$ 879 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Material Sciences Corp   10.2%, 01/09/2024 12/22/2016 - 06/29/2018 $ 22,936 $ 22,010 0.28%
Real Alloy Holding Inc   11.94%, 11/30/2023 05/31/2018 18,506 18,506 0.24%
Specialty Steel   11.92%, 11/15/2022 11/15/2017 41,148 41,564 0.53%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 21,095 0.27%
Uber Technologies Inc   8%, 11/01/2026 01/28/2020 - 01/30/2020 3,204 3,192 0.04%
Total $ 106,367 1.36%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 02/28/2020 HUF 986,436 $ 3,220 $ 28 $ —
Barclays Bank PLC 02/28/2020 PLN 33,730 $ 8,662 47 —
Goldman Sachs & Co 02/07/2020 $ 811 EUR 730 1 —
Goldman Sachs & Co 02/21/2020 $ 13,889 BRL 57,600 450 —
Goldman Sachs & Co 02/21/2020 $ 12,953 BRL 55,600 — (19)
HSBC Securities Inc 02/04/2020 BRL 8,005 $ 1,912 — (43)
HSBC Securities Inc 02/04/2020 $ 1,912 BRL 7,967 52 —
HSBC Securities Inc 02/07/2020 $ 8,249 EUR 7,480 — (48)
HSBC Securities Inc 02/21/2020 $ 9,653 MXN 182,500 17 —
HSBC Securities Inc 02/28/2020 JPY 1,026,320 $ 9,416 69 —
HSBC Securities Inc 02/28/2020 $ 17,831 MXN 335,141 152 —
JPMorgan Chase 02/07/2020 $ 68,010 EUR 60,617 772 —
JPMorgan Chase 02/07/2020 $ 9,154 EUR 8,300 — (53)
JPMorgan Chase 02/21/2020 $ 18,438 ZAR 267,150 671 —
JPMorgan Chase 02/28/2020 $ 3,700 ZAR 54,295 92 —
JPMorgan Chase 02/28/2020 $ 3,709 THB 115,648 — (3)
Standard Chartered Bank, Hong Kong 02/04/2020 $ 9,347 BRL 39,418 143 —
Standard Chartered Bank, Hong Kong 02/04/2020 BRL 40,066 $ 9,891 — (536)
Standard Chartered Bank, Hong Kong 02/18/2020 $ 4,783 RUB 294,686 180 —
Standard Chartered Bank, Hong Kong 02/24/2020 $ 4,242 INR 302,367 22 —
Standard Chartered Bank, Hong Kong 03/03/2020 BRL 39,466 $ 9,348 — (145)
Toronto Dominion Bank 02/28/2020 MXN 14,348 $ 759 — (2)
Total $ 2,696 $ (849)
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/03/2020
256,700,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 03/04/2020 $ 15,301 $ — $ 711 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 08/11/2020
227,775,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 08/12/2020 12,630 — 700 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 11/10/2020
113,175,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 11/11/2020 6,144 — 268 —
Total $ — $ 1,679 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.55% Shares Held Value (000's)
Money Market Funds - 1.55%
BlackRock Liquidity FedFund 1.49%
(a),(b)
2,751,108 $ 2,751
Principal Government Money Market Fund
1.43%
(a),(c)
50,584,445 50,584
$ 53,335
TOTAL INVESTMENT COMPANIES $ 53,335
COMMON STOCKS - 98.55% Shares Held Value (000's)
Engineering & Construction - 0.35%
Lendlease Group 1,004,367 12,063
Lodging - 1.19%
City Developments Ltd 3,098,600 23,882
Hilton Worldwide Holdings Inc 159,953 17,243
$ 41,125
Real Estate - 16.21%
Aroundtown SA 2,423,601 22,944
Castellum AB 1,073,321 26,367
Entra ASA
( d)
1,729,694 29,519
Fabege AB 1,786,807 30,629
LEG Immobilien AG 176,939 21,824
Mitsubishi Estate Co Ltd 5,212,700 102,088
Mitsui Fudosan Co Ltd 1,470,793 38,955
New World Development Co Ltd 34,242,000 42,773
Sun Hung Kai Properties Ltd 3,931,500 54,767
TLG Immobilien AG
( e)
616,658 20,654
TLG Immobilien AG 5,361 183
Tokyo Tatemono Co Ltd 2,322,200 37,521
Vonovia SE 2,004,900 114,432
Wihlborgs Fastigheter AB 837,968 16,050
$ 558,706
REITs - 78.44%
Alexandria Real Estate Equities Inc 548,234 89,472
Allied Properties Real Estate Investment Trust
( f)
701,914 29,288
American Homes 4 Rent 1,880,831 51,403
Americold Realty Trust 715,433 24,661
Apartment Investment & Management Co 914,730 48,215
AvalonBay Communities Inc 530,596 114,975
Big Yellow Group PLC 877,147 13,629
Boston Properties Inc 410,810 58,890
Brandywine Realty Trust 960,750 15,007
Canadian Apartment Properties REIT 924,426 39,536
CoreSite Realty Corp 95,224 11,184
Cousins Properties Inc 906,847 37,117
Crown Castle International Corp 105,305 15,779
CubeSmart 1,143,307 36,209
Daiwa Office Investment Corp 5,558 44,544
Dexus 4,761,388 40,177
Duke Realty Corp 939,548 34,115
EPR Properties 498,280 35,562
Equinix Inc 65,745 38,772
Equity Residential 300,532 24,968
Essential Properties Realty Trust Inc 891,390 24,611
Essex Property Trust Inc 278,997 86,422
Extra Space Storage Inc 390,726 43,246
First Industrial Realty Trust Inc 454,620 19,412
Gecina SA 234,913 44,307
Goodman Group 8,090,316 80,093
GPT Group/The 1,655,960 6,607
Healthcare Realty Trust Inc 636,278 22,944
Healthcare Trust of America Inc 1,950,922 62,488
Healthpeak Properties Inc 1,216,218 43,772
Host Hotels & Resorts Inc 1,721,639 28,132
Industrial & Infrastructure Fund Investment Corp 15,967 24,499
Inmobiliaria Colonial Socimi SA 3,508,717 47,016
Invitation Homes Inc 3,199,521 100,689
Japan Hotel REIT Investment Corp 72,875 49,082
Japan Retail Fund Investment Corp 13,020 27,860
Kilroy Realty Corp 494,910 40,865
Klepierre SA 622,691 21,167
Link REIT 7,723,000 78,099
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Macquarie Mexico Real Estate Management SA
de CV
( d)
4,670,160 $ 6,364
Merlin Properties Socimi SA 2,496,865 35,414
Mori Hills REIT Investment Corp 10,273 17,194
Nippon Prologis REIT Inc
( e)
12,288 35,325
Nomura Real Estate Master Fund Inc 27,554 48,461
Park Hotels & Resorts Inc 823,660 18,071
PLA Administradora Industrial S de RL de CV 1,694,610 2,767
Prologis Inc 1,384,490 128,591
Prologis Property Mexico SA de CV 2,721,720 6,022
Public Storage 72,568 16,238
Regency Centers Corp 782,472 48,545
Rexford Industrial Realty Inc 1,414,673 68,173
Sabra Health Care REIT Inc 961,100 20,664
Saul Centers Inc 177,133 8,747
Segro PLC 8,494,420 102,000
Sekisui House Reit Inc 28,213 24,166
Simon Property Group Inc 414,901 55,244
Stockland 8,636,739 28,236
STORE Capital Corp 1,504,694 59,059
Summit Industrial Income REIT 1,516,022 14,789
Sun Communities Inc 397,369 64,441
Sunstone Hotel Investors Inc 1,203,403 15,259
Taubman Centers Inc 319,876 8,451
UNITE Group PLC/The 2,854,574 47,930
United Urban Investment Corp 15,593 27,932
VICI Properties Inc 1,312,628 35,178
Welltower Inc 1,116,875 94,834
Weyerhaeuser Co 379,154 10,977
$ 2,703,886
Software - 1.61%
InterXion Holding NV
( e)
639,018 55,614
Storage & Warehousing - 0.75%
Safestore Holdings PLC 2,429,689 25,864
TOTAL COMMON STOCKS $ 3,397,258
Total Investments $ 3,450,593
Other Assets and Liabilities -  (0.10)% (3,480)
TOTAL NET ASSETS - 100.00% $ 3,447,113
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,751 or
0.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $35,883 or 1.04% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Location Percent
United States 53.15%
Japan 13.85%
United Kingdom 5.50%
Hong Kong 5.10%
Australia 4.85%
Germany 4.55%
Canada 2.43%
Spain 2.39%
Sweden 2.12%
France 1.90%
Netherlands 1.61%
Norway 0.86%
Singapore 0.69%
Luxembourg 0.67%
Mexico 0.43%
Other Assets and Liabilities
(0.10)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 6,414 $ 263,975 $ 219,805 $ 50,584
$ 6,414 $ 263,975 $ 219,805 $ 50,584
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 146 $ — $ — $ —
$ 146 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.37% Shares Held Value (000's)
Money Market Funds - 4.37%
BlackRock Liquidity FedFund 1.49%
(a),(b)
4,160,333 $ 4,160
Principal Government Money Market Fund
1.43%
(a),(c)
69,735,811 69,736
$ 73,896
TOTAL INVESTMENT COMPANIES $ 73,896
BONDS - 27.12%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.13%
AmeriCredit Automobile Receivables 2016-1
2.89%, 01/10/2022 $ 2,152 $ 2,155
Commercial Mortgage Backed Securities - 13.07%
Bank 2019-BNK19
4.17%, 08/15/2061
(d)
4,200 4,556
BANK 2019-BNK21
3.52%, 10/17/2052 5,000 5,228
CD 2017-CD3 Mortgage Trust
3.98%, 02/10/2050
(d)
4,500 4,864
Citigroup Commercial Mortgage Trust
2016-GC36
4.91%, 02/10/2049
(d)
4,400 4,748
COMM 2013-CCRE9 Mortgage Trust
4.39%, 07/10/2045
(d),(e)
2,400 2,307
COMM 2014-CCRE19 Mortgage Trust
4.91%, 08/10/2047
(d)
3,700 3,959
COMM 2014-UBS5 Mortgage Trust
4.77%, 09/10/2047
(d)
11,680 12,270
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,700 7,817
2.65%, 08/25/2026 5,480 5,780
3.19%, 09/25/2027
(d)
11,000 12,024
3.30%, 04/25/2023
(d)
13,000 13,644
3.46%, 08/25/2023
(d)
12,400 13,112
3.53%, 10/25/2023
(d)
5,800 6,164
3.60%, 01/25/2028 8,340 9,324
3.65%, 02/25/2028
(d)
3,250 3,646
3.90%, 04/25/2028 6,800 7,757
4.06%, 10/25/2028
(d)
8,800 10,188
Ginnie Mae
0.36%, 10/16/2053
(d),(f)
11,198 329
0.48%, 06/16/2060
(d),(f)
33,079 1,786
0.49%, 06/16/2052
(d),(f)
24,544 446
0.51%, 10/16/2054
(d),(f)
40,009 900
0.54%, 10/16/2054
(d),(f)
41,260 976
0.55%, 04/16/2047
(d),(f)
62,016 2,005
0.56%, 12/16/2053
(d),(f)
25,296 878
0.57%, 12/16/2059
(d),(f)
46,012 2,464
0.58%, 03/16/2060
(d),(f)
22,817 1,271
0.59%, 02/16/2060
(d),(f)
35,565 2,078
0.60%, 08/16/2051
(d),(f)
66,396 2,604
0.61%, 11/16/2045
(d),(f)
25,867 839
0.61%, 07/16/2060
(d),(f)
22,133 1,431
0.64%, 06/16/2054
(d),(f)
51,572 1,141
0.69%, 10/16/2054
(d),(f)
52,370 1,557
0.71%, 11/16/2052
(d),(f)
42,178 1,598
0.74%, 02/16/2061
(d),(f)
67,984 5,103
0.78%, 06/16/2057
(d),(f)
11,387 622
0.79%, 09/16/2053
(d),(f)
39,928 1,515
0.79%, 01/16/2056
(d),(f)
16,917 729
0.80%, 02/16/2053
(d),(f)
38,291 1,851
0.84%, 02/16/2053
(d),(f)
99,797 5,427
0.93%, 03/16/2052
(d),(f)
39,596 2,094
2.60%, 05/16/2059 4,005 4,069
2.60%, 03/16/2060 7,114 7,225
GS Mortgage Securities Trust 2013-GC13
4.22%, 07/10/2046
(d),(e)
5,000 4,994
GS Mortgage Securities Trust 2014-GC20
5.13%, 04/10/2047
(d)
2,000 2,094
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
5.13%, 12/15/2046
(d)
$ 8,000 $ 8,794
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.90%, 06/15/2051
(d)
3,700 4,153
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 5,250 5,370
Wells Fargo Commercial Mortgage Trust
2015-C31
4.76%, 11/15/2048
(d)
6,000 6,463
WFRBS Commercial Mortgage Trust 2014-C23
4.52%, 10/15/2057
(d)
9,700 10,570
$ 220,764
Home Equity Asset Backed Securities - 0.27%
ACE Securities Corp Mortgage Loan Trust Series
2007-D1
6.93%, 02/25/2038
(d),(e)
4,589 4,521
Mortgage Backed Securities - 13.12%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(e)
6,919 7,511
CSMC Trust 2015-1
3.94%, 01/25/2045
(d),(e)
7,294 7,596
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(f)
3,854 589
7.00%, 04/25/2024
(f)
19 2
Fannie Mae REMICS
2.24%, 06/25/2045
(f)
14,894 767
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.26%, 04/25/2027 6 6
1.00 x 1 Month USD LIBOR + 0.60%
2.50%, 02/25/2028
(f)
10,180 594
3.00%, 07/25/2032
(f)
9,524 892
3.00%, 10/25/2040
(f)
23,785 1,440
3.00%, 04/25/2042 6,363 6,574
3.00%, 08/25/2042 3,517 3,599
3.00%, 02/25/2043 4,214 4,357
3.00%, 01/25/2046 6,945 7,246
3.00%, 03/25/2046 5,617 5,763
3.00%, 05/25/2048 1,996 2,084
3.50%, 02/25/2036
(f)
7,364 874
3.50%, 01/25/2040
(f)
10,394 583
3.50%, 11/25/2042 9,708 10,386
3.50%, 02/25/2043 805 851
3.50%, 02/25/2043
(f)
13,599 1,170
3.50%, 07/25/2043
(f)
9,991 865
3.50%, 08/25/2045 2,931 3,160
4.00%, 06/25/2039 9,547 9,869
4.00%, 12/25/2039
(f)
4,896 256
4.00%, 03/25/2045 6,411 7,384
4.24%, 03/25/2042
(f)
9,173 1,768
(1.00) x 1 Month USD LIBOR + 5.90%
4.34%, 10/25/2046
(f)
4,476 962
(1.00) x 1 Month USD LIBOR + 6.00%
4.44%, 08/25/2043
(f)
12,277 2,701
(1.00) x 1 Month USD LIBOR + 6.10%
4.49%, 09/25/2047
(f)
6,939 1,306
(1.00) x 1 Month USD LIBOR + 6.15%
4.50%, 04/25/2045
(f)
19,111 3,669
4.54%, 06/25/2048
(f)
13,293 2,972
(1.00) x 1 Month USD LIBOR + 6.20%
7.00%, 04/25/2032 729 843
Freddie Mac REMICS
2.50%, 11/15/2032 4,041 4,129
2.50%, 02/15/2043 2,142 2,190
3.00%, 11/15/2030
(f)
3,910 151

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS   (continued)
3.00%, 06/15/2040 $ 3,838 $ 3,937
3.00%, 10/15/2041 1,964 2,019
3.00%, 10/15/2042 1,273 1,329
3.00%, 04/15/2046 2,416 2,531
3.00%, 11/15/2046 3,129 3,254
3.50%, 03/15/2029 3,794 4,062
3.50%, 04/15/2040
(f)
5,483 262
3.50%, 07/15/2042 2,972 3,041
3.50%, 05/15/2043 4,179 4,294
3.50%, 09/15/2043 7,680 8,086
4.00%, 05/15/2039 4,825 4,996
4.00%, 11/15/2042
(f)
7,392 957
4.00%, 11/15/2045 553 601
6.50%, 08/15/2027 64 67
Ginnie Mae
3.00%, 05/16/2037 12,715 12,837
3.50%, 08/20/2039
(f)
14,906 896
3.50%, 01/20/2043
(f)
13,925 2,405
3.50%, 10/20/2044
(f)
17,068 2,095
3.50%, 11/20/2045 4,500 4,655
4.00%, 11/16/2038 296 303
4.00%, 04/20/2044
(f)
5,147 507
4.00%, 01/20/2046
(f)
8,620 773
4.39%, 08/20/2042
(f)
6,327 1,285
(1.00) x 1 Month USD LIBOR + 6.05%
4.44%, 06/20/2046
(f)
4,751 931
(1.00) x 1 Month USD LIBOR + 6.10%
4.49%, 04/20/2047
(f)
15,223 3,255
(1.00) x 1 Month USD LIBOR + 6.15%
4.54%, 08/20/2042
(f)
8,578 1,456
(1.00) x 1 Month USD LIBOR + 6.20%
4.54%, 11/20/2045
(f)
4,806 915
(1.00) x 1 Month USD LIBOR + 6.20%
4.54%, 09/20/2047
(f)
5,579 1,073
(1.00) x 1 Month USD LIBOR + 6.20%
4.54%, 09/20/2047
(f)
6,523 1,188
(1.00) x 1 Month USD LIBOR + 6.20%
4.58%, 08/16/2045
(f)
3,256 668
(1.00) x 1 Month USD LIBOR + 6.25%
4.59%, 06/20/2044
(f)
13,028 1,692
(1.00) x 1 Month USD LIBOR + 6.25%
5.00%, 11/20/2039 2,743 3,082
5.09%, 11/20/2045
(f)
4,281 916
(1.00) x 1 Month USD LIBOR + 6.75%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(e)
3,713 3,757
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(e)
3,196 3,272
New Residential Mortgage Loan Trust 2015-2
5.53%, 08/25/2055
(d),(e)
5,417 5,831
NRP Mortgage Trust 2013-1
3.31%, 07/25/2043
(d),(e)
6,542 6,716
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
6,716 6,902
Sequoia Mortgage Trust 2017-2
3.63%, 02/25/2047
(d),(e)
2,323 2,401
Sequoia Mortgage Trust 2017-3
3.80%, 04/25/2047
(d),(e)
2,330 2,439
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(e)
1,227 1,248
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(e)
3,573 3,609
$ 221,652
Other Asset Backed Securities - 0.53%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 1,600 1,598
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
TAL Advantage V LLC
3.33%, 05/20/2039
(e)
$ 2,182 $ 2,194
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(e)
5,000 5,243
$ 9,035
TOTAL BONDS $ 458,127
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69.80%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 14.49%
2.50%, 08/01/2027 $ 1,031 $ 1,052
2.50%, 02/01/2028 3,178 3,258
3.00%, 02/01/2027 2,727 2,818
3.00%, 02/01/2032 6,529 6,812
3.00%, 01/01/2033 4,372 4,552
3.00%, 04/01/2035 2,019 2,091
3.00%, 03/01/2037 4,577 4,724
3.00%, 10/01/2042 5,582 5,843
3.00%, 10/01/2042 6,460 6,710
3.00%, 05/01/2043 2,240 2,334
3.00%, 07/01/2045 6,198 6,455
3.00%, 10/01/2046 7,459 7,811
3.00%, 01/01/2047 6,078 6,364
3.50%, 11/01/2026 1,487 1,555
3.50%, 02/01/2032 3,348 3,516
3.50%, 04/01/2032 2,972 3,121
3.50%, 12/01/2041 2,278 2,450
3.50%, 04/01/2042 6,240 6,598
3.50%, 07/01/2042 7,667 8,116
3.50%, 08/01/2043 5,082 5,439
3.50%, 02/01/2044 5,558 5,866
3.50%, 08/01/2045 5,890 6,334
3.50%, 07/01/2046 8,487 9,113
3.50%, 11/01/2046 5,533 5,827
3.50%, 01/01/2047 11,657 12,445
3.50%, 01/01/2048 9,185 9,877
3.50%, 04/01/2049 13,345 14,149
3.85%, 10/01/2032 1 1
1.00 x 12 Month USD LIBOR + 1.98%
4.00%, 12/01/2041 3,780 4,150
4.00%, 07/01/2042 2,808 3,085
4.00%, 09/15/2042 1,950 2,133
4.00%, 04/01/2043 8,003 8,793
4.00%, 07/01/2043 3,461 3,802
4.00%, 10/01/2045 7,251 7,965
4.00%, 08/01/2047 10,536 11,570
4.00%, 11/01/2047 2,346 2,589
4.00%, 01/01/2048 7,234 7,969
4.00%, 06/01/2048 12,730 13,855
4.50%, 04/01/2041 3,954 4,432
4.50%, 11/01/2043 3,594 4,029
5.00%, 10/01/2025 36 39
5.00%, 12/01/2032 34 37
5.00%, 02/01/2033 359 399
5.00%, 01/01/2034 3,401 3,776
5.00%, 05/01/2034 84 93
5.00%, 07/01/2035 2 2
5.00%, 07/01/2035 31 34
5.00%, 10/01/2035 6 7
5.00%, 11/01/2035 266 295
5.00%, 07/01/2044 2,634 2,924
5.00%, 03/01/2048 4,272 4,840
5.50%, 03/01/2029 1 1
5.50%, 05/01/2033 7 8
5.50%, 10/01/2033 11 13
5.50%, 12/01/2033 253 285
5.50%, 07/01/2037 15 16
5.50%, 04/01/2038 4 4
5.50%, 05/01/2038 29 32

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 01/01/2021 $ 7 $ 7
6.00%, 06/01/2028 5 6
6.00%, 05/01/2031 64 73
6.00%, 10/01/2031 2 2
6.00%, 02/01/2032 14 16
6.00%, 09/01/2032 47 51
6.00%, 11/01/2033 349 393
6.00%, 11/01/2033 80 88
6.00%, 09/01/2034 53 61
6.00%, 02/01/2035 45 51
6.00%, 10/01/2036 34 39
6.00%, 03/01/2037 73 82
6.00%, 05/01/2037 90 103
6.00%, 01/01/2038 10 11
6.00%, 03/01/2038 32 35
6.00%, 04/01/2038 59 65
6.00%, 07/01/2038 133 149
6.00%, 10/01/2038 80 92
6.50%, 12/01/2021 40 41
6.50%, 04/01/2022 52 54
6.50%, 05/01/2022 31 31
6.50%, 08/01/2022 15 15
6.50%, 05/01/2023 26 27
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 09/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 27 30
6.50%, 04/01/2031 119 132
6.50%, 10/01/2031 45 50
6.50%, 02/01/2032 6 7
6.50%, 04/01/2032 6 6
6.50%, 04/01/2035 5 5
6.50%, 02/01/2037 28 31
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 184 197
7.00%, 06/01/2029 60 68
7.00%, 04/01/2031 42 47
7.00%, 10/01/2031 77 87
7.00%, 04/01/2032 111 128
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 10 11
7.50%, 02/01/2031 1 2
8.50%, 07/01/2029 68 72
$ 244,781
Federal National Mortgage Association (FNMA) - 0.46%
3.00%, 04/01/2043 5,871 6,045
3.61%, 12/01/2033 53 55
1.00 x 12 Month USD LIBOR + 1.61%
5.50%, 05/01/2033 73 76
6.00%, 01/01/2032 106 113
6.00%, 04/01/2033 163 177
6.00%, 09/01/2034 350 384
6.50%, 06/01/2031 59 68
6.50%, 11/01/2032 334 371
6.50%, 11/01/2032 92 100
7.00%, 08/01/2028 43 49
7.00%, 12/01/2028 41 46
7.00%, 07/01/2029 48 54
7.00%, 07/01/2032 113 125
7.50%, 12/01/2024 59 63
7.50%, 02/01/2030 54 58
$ 7,784
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 39.83%
2.00%, 08/01/2028 1,923 1,939
2.00%, 07/01/2030 5,064 5,098
2.50%, 06/01/2027 3,742 3,830
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 05/01/2028 $ 1,667 $ 1,711
2.50%, 08/01/2028 2,229 2,287
2.50%, 03/01/2030 5,179 5,316
2.50%, 07/01/2030 7,400 7,572
2.50%, 12/01/2031 6,926 7,097
3.00%, 04/01/2027 2,604 2,691
3.00%, 05/01/2029 4,481 4,655
3.00%, 01/01/2030 386 401
3.00%, 08/01/2031 7,443 7,761
3.00%, 06/01/2033 9,993 10,361
3.00%, 10/01/2036 5,494 5,724
3.00%, 11/01/2042 6,677 6,969
3.00%, 12/01/2042 5,092 5,315
3.00%, 12/01/2042 5,143 5,357
3.00%, 01/01/2043 4,794 4,993
3.00%, 02/01/2043 5,323 5,571
3.00%, 06/01/2043 9,083 9,480
3.00%, 08/01/2043 5,939 6,198
3.00%, 07/01/2045 2,365 2,463
3.00%, 01/01/2046 4,800 5,010
3.00%, 07/01/2046 6,771 7,026
3.00%, 09/01/2046 5,620 5,874
3.00%, 10/01/2046 6,484 6,749
3.00%, 11/01/2046 10,070 10,539
3.00%, 12/01/2046 7,595 7,881
3.00%, 12/01/2046 5,259 5,512
3.00%, 01/01/2047 8,481 8,875
3.00%, 01/01/2047 9,367 9,802
3.00%, 01/01/2047 6,048 6,330
3.00%, 12/01/2049 9,912 10,151
3.50%, 08/01/2031 3,727 3,941
3.50%, 02/01/2033 7,809 8,258
3.50%, 09/01/2033 7,835 8,286
3.50%, 06/01/2039 3,989 4,193
3.50%, 02/01/2042 5,336 5,754
3.50%, 06/01/2042 2,789 2,951
3.50%, 07/01/2042 4,068 4,351
3.50%, 09/01/2042 7,135 7,631
3.50%, 11/01/2042 4,188 4,477
3.50%, 02/01/2043 1,754 1,891
3.50%, 05/01/2043 4,260 4,580
3.50%, 05/01/2043 2,356 2,541
3.50%, 09/01/2044 12,241 13,200
3.50%, 10/01/2044 5,751 6,201
3.50%, 11/01/2044 4,915 5,300
3.50%, 03/01/2045 2,767 2,950
3.50%, 03/01/2045 4,504 4,841
3.50%, 06/01/2045 5,521 5,953
3.50%, 08/01/2045 5,046 5,441
3.50%, 09/01/2045 4,370 4,674
3.50%, 10/01/2045 5,078 5,476
3.50%, 11/01/2045 9,080 9,760
3.50%, 01/01/2046 4,442 4,790
3.50%, 03/01/2046 6,223 6,711
3.50%, 04/01/2046 6,484 6,993
3.50%, 10/01/2047 4,681 5,002
3.50%, 11/01/2048 12,163 13,083
3.50%, 05/01/2049 8,268 8,853
4.00%, 01/01/2034 1,070 1,145
4.00%, 10/01/2037 5,479 5,829
4.00%, 09/01/2040 2,285 2,461
4.00%, 02/01/2042 1,828 1,993
4.00%, 01/01/2043 1,812 1,989
4.00%, 03/01/2043 3,273 3,529
4.00%, 08/01/2043 6,131 6,731
4.00%, 04/01/2044 2,350 2,580
4.00%, 08/01/2044 3,211 3,525

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 08/01/2044 $ 8,535 $ 9,439
4.00%, 11/01/2044 2,566 2,838
4.00%, 12/01/2044 5,257 5,744
4.00%, 02/01/2045 4,430 4,899
4.00%, 07/01/2045 4,794 5,167
4.00%, 08/01/2045 5,123 5,666
4.00%, 09/01/2045 8,976 9,926
4.00%, 01/01/2046 7,004 7,683
4.00%, 05/01/2046 10,298 11,305
4.00%, 07/01/2046 6,583 7,280
4.00%, 08/01/2046 9,195 9,964
4.00%, 07/01/2047 6,930 7,662
4.00%, 10/01/2047 5,790 6,354
4.00%, 12/01/2047 4,836 5,347
4.00%, 02/01/2048 6,918 7,549
4.00%, 03/01/2049 11,717 12,855
4.00%, 07/01/2049 13,055 14,154
4.00%, 07/01/2049 7,202 7,850
4.50%, 09/01/2025 904 956
4.50%, 08/01/2039 2,464 2,726
4.50%, 03/01/2041 3,072 3,356
4.50%, 03/01/2042 6,460 7,227
4.50%, 09/01/2043 3,125 3,502
4.50%, 09/01/2043 5,454 6,111
4.50%, 11/01/2043 5,102 5,717
4.50%, 10/01/2044 2,806 3,058
4.50%, 12/01/2044 7,068 7,920
4.50%, 05/01/2045 3,129 3,507
4.50%, 09/01/2045 4,570 5,086
4.50%, 10/01/2045 5,916 6,626
4.50%, 11/01/2045 7,570 8,422
4.50%, 08/01/2048 6,260 6,946
4.50%, 09/01/2048 11,071 12,361
4.50%, 11/01/2048 7,473 8,193
4.50%, 12/01/2048 8,304 9,155
5.00%, 01/01/2026 40 43
5.00%, 04/01/2035 110 122
5.00%, 05/01/2035 60 66
5.00%, 07/01/2035 21 23
5.00%, 02/01/2038 1,644 1,841
5.00%, 03/01/2038 1,150 1,288
5.00%, 02/01/2040 5,474 6,174
5.00%, 05/01/2040 2,258 2,549
5.00%, 07/01/2040 1,387 1,559
5.00%, 07/01/2041 6,279 7,088
5.00%, 02/01/2044 2,836 3,181
5.00%, 06/01/2044 2,731 3,056
5.00%, 05/01/2048 4,801 5,437
5.50%, 06/01/2026 45 49
5.50%, 07/01/2033 488 550
5.50%, 02/01/2037 3 4
5.50%, 12/01/2037 702 787
5.50%, 03/01/2038 165 184
6.00%, 12/01/2022 4 5
6.00%, 03/01/2029 31 34
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 2 2
6.00%, 11/01/2032 6 7
6.00%, 03/01/2034 129 142
6.00%, 11/01/2037 11 12
6.00%, 02/01/2038 47 54
6.00%, 03/01/2038 45 52
6.00%, 04/01/2039 428 474
6.50%, 09/01/2024 84 94
6.50%, 08/01/2028 16 18
6.50%, 12/01/2028 11 12
6.50%, 02/01/2029 13 15
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 03/01/2029 $ 23 $ 25
6.50%, 04/01/2029 21 23
6.50%, 06/01/2031 60 66
6.50%, 12/01/2031 2 2
6.50%, 01/01/2032 29 32
6.50%, 04/01/2032 71 79
6.50%, 04/01/2032 19 21
6.50%, 08/01/2032 62 69
6.50%, 02/01/2033 63 70
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 61 70
6.50%, 08/01/2036 28 32
6.50%, 10/01/2036 27 33
6.50%, 11/01/2036 19 22
6.50%, 07/01/2037 11 13
6.50%, 07/01/2037 20 24
6.50%, 08/01/2037 322 378
6.50%, 08/01/2037 30 33
6.50%, 02/01/2038 22 25
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 3 3
7.00%, 11/01/2031 124 138
7.50%, 08/01/2032 7 8
8.50%, 09/01/2025 1 1
9.00%, 09/01/2030 1 1
$ 673,050
Government National Mortgage Association (GNMA) - 12.26%
3.00%, 11/15/2042 5,843 6,098
3.00%, 11/15/2042 3,669 3,786
3.00%, 12/15/2042 3,764 3,887
3.00%, 02/15/2043 4,448 4,642
3.00%, 07/20/2045 16,442 17,122
3.00%, 07/20/2046 6,040 6,269
3.00%, 09/20/2046 6,420 6,682
3.00%, 11/20/2046 4,392 4,535
3.00%, 12/20/2046 7,949 8,246
3.00%, 02/20/2047 9,394 9,732
3.00%, 07/20/2047 18,380 19,062
3.00%, 08/20/2047 6,791 7,032
3.00%, 11/15/2047 7,143 7,364
3.50%, 08/20/2042 3,869 4,104
3.50%, 05/15/2043 6,630 7,082
3.50%, 06/20/2043 4,629 4,912
3.50%, 08/15/2043 5,450 5,798
3.50%, 04/20/2045 3,992 4,215
3.50%, 02/20/2047 2,008 2,132
3.50%, 04/20/2047 12,280 12,796
3.50%, 05/20/2047 12,488 13,193
3.50%, 10/20/2047 4,376 4,575
3.50%, 11/20/2047 4,426 4,630
3.50%, 02/20/2048 14,218 14,863
4.00%, 08/15/2041 3,556 3,874
4.00%, 09/15/2041 5,533 6,072
4.00%, 03/15/2044 3,602 3,952
4.00%, 10/20/2044 3,192 3,382
5.00%, 02/15/2034 99 110
5.00%, 10/15/2039 2,216 2,475
5.50%, 07/20/2033 830 935
5.50%, 03/20/2034 867 977
5.50%, 05/20/2035 90 101
6.00%, 10/15/2023 47 52
6.00%, 11/15/2023 4 5
6.00%, 11/15/2023 7 8
6.00%, 12/15/2023 3 3
6.00%, 03/15/2024 4 4
6.00%, 04/20/2026 26 28
6.00%, 10/20/2028 4 4

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 02/20/2029 $ 47 $ 52
6.00%, 09/15/2032 54 60
6.00%, 02/15/2033 16 18
6.00%, 07/20/2033 662 757
6.00%, 08/15/2038 65 72
6.50%, 09/15/2023 10 11
6.50%, 09/15/2023 5 6
6.50%, 09/15/2023 2 2
6.50%, 10/15/2023 10 10
6.50%, 12/15/2023 1 2
6.50%, 12/15/2023 9 10
6.50%, 12/15/2023 2 2
6.50%, 12/15/2023 10 10
6.50%, 01/15/2024 2 2
6.50%, 01/15/2024 3 4
6.50%, 01/15/2024 8 9
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 16 17
6.50%, 01/15/2024 1 1
6.50%, 04/15/2024 7 7
6.50%, 04/20/2024 3 3
6.50%, 07/15/2024 14 16
6.50%, 01/15/2026 4 5
6.50%, 03/15/2026 3 3
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 5 6
6.50%, 03/20/2031 44 51
6.50%, 04/20/2031 37 42
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 9 10
6.50%, 07/15/2032 2 3
6.50%, 05/20/2034 506 577
6.80%, 04/20/2025 19 19
7.00%, 11/15/2022 2 2
7.00%, 12/15/2022 12 12
7.00%, 01/15/2023 1 1
7.00%, 01/15/2023 4 4
7.00%, 01/15/2023 1 1
7.00%, 02/15/2023 11 11
7.00%, 07/15/2023 2 2
7.00%, 07/15/2023 4 4
7.00%, 07/15/2023 4 4
7.00%, 08/15/2023 7 8
7.00%, 12/15/2023 3 3
7.00%, 12/15/2023 8 8
7.00%, 01/15/2026 6 6
7.00%, 01/15/2027 10 10
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 6 7
7.00%, 12/15/2027 2 2
7.00%, 12/15/2027 1 1
7.00%, 04/15/2028 2 2
7.00%, 06/15/2028 88 97
7.00%, 12/15/2028 49 53
7.00%, 01/15/2029 34 37
7.00%, 03/15/2029 20 20
7.00%, 04/15/2029 136 149
7.00%, 04/15/2029 1 1
7.00%, 05/15/2031 5 6
7.00%, 07/15/2031 1 1
7.00%, 09/15/2031 1 1
7.50%, 12/15/2021 4 4
7.50%, 03/15/2022 3 3
7.50%, 04/15/2022 9 9
7.50%, 04/15/2022 1 1
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.50%, 08/15/2022 $ 6 $ 6
7.50%, 02/15/2023 2 2
7.50%, 05/15/2023 4 4
7.50%, 05/15/2023 1 1
7.50%, 06/15/2023 1 1
7.50%, 03/15/2024 7 7
7.50%, 08/15/2024 1 1
7.50%, 05/15/2027 4 4
7.50%, 06/15/2027 7 7
7.50%, 08/15/2029 21 22
7.50%, 10/15/2029 15 15
7.50%, 11/15/2029 40 40
8.00%, 02/15/2022 4 4
8.00%, 04/15/2022 1 1
8.00%, 12/15/2030 5 6
9.00%, 11/15/2021 6 6
9.50%, 08/15/2021 2 2
$ 207,132
U.S. Treasury - 2.36%
1.13%, 03/31/2020 8,600 8,593
1.25%, 02/29/2020
(g)
7,000 6,998
2.13%, 12/31/2022 4,920 5,034
3.13%, 05/15/2021 13,000 13,273
6.25%, 08/15/2023 5,100 5,965
$ 39,863
U.S. Treasury Strip - 0.40%
0.00%, 05/15/2020
(h),(i)
6,800 6,771
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,179,381
Total Investments $ 1,711,404
Other Assets and Liabilities -  (1.29)% (21,786)
TOTAL NET ASSETS - 100.00% $ 1,689,618
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,160 or
0.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $63,639 or 3.77% of net assets.
(f) Security is an Interest Only Strip.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Non-income producing security
(i) Security is a Principal Only Strip.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 93.23%
Money Market Funds 4.37%
Government 2.76%
Asset Backed Securities 0.93%
Other Assets and Liabilities
(1.29)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 61,450 $ 189,765 $ 181,479 $ 69,736
$ 61,450 $ 189,765 $ 181,479 $ 69,736
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 265 $ — $ — $ —
$ 265 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2020 Short 304 $ 40,023 $ (609)
US Long Bond; March 2020 Short 39 6,378 (163)
US Ultra Bond; March 2020 Short 138 26,729 (859)
Total $ (1,631)
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.59% Shares Held Value (000's)
Money Market Funds - 3.59%
Principal Government Money Market Fund
1.43%
(a),(b)
113,835,687 $ 113,836
TOTAL INVESTMENT COMPANIES $ 113,836
COMMON STOCKS - 0.08% Shares Held Value (000's)
Automobile Manufacturers - 0.00%
Motors Liquidation Co GUC Trust
(c)
270 3
Commercial Services - 0.08%
ATD New Holdings Inc
(c),(d),(e)
101,514 2,565
Electric - 0.00%
Vistra Energy Corp - Rights
(c),(d),(e)
164,087 —
Software - 0.00%
Avaya Holdings Corp
(c)
2 —
Telecommunications - 0.00%
Goodman Networks Inc
(c),(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 2,568
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(c),(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 82.68%
Principal
Amount (000's) Value (000's)
Advertising - 0.21%
Lamar Media Corp
5.00%, 05/01/2023 $ 155 $ 158
5.38%, 01/15/2024 136 138
5.75%, 02/01/2026 651 687
MDC Partners Inc
6.50%, 05/01/2024
(f)
1,260 1,140
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(f)
575 592
5.00%, 08/15/2027
(f)
2,190 2,294
5.63%, 02/15/2024 124 127
Terrier Media Buyer Inc
8.88%, 12/15/2027
(f)
1,350 1,390
$ 6,526
Aerospace & Defense - 2.34%
Arconic Inc
5.13%, 10/01/2024 1,855 2,003
5.40%, 04/15/2021 409 421
5.87%, 02/23/2022 498 531
5.90%, 02/01/2027 901 1,021
5.95%, 02/01/2037 771 859
6.75%, 01/15/2028 876 1,019
Bombardier Inc
5.75%, 03/15/2022
(f)
300 299
6.00%, 10/15/2022
(f)
1,450 1,421
6.13%, 01/15/2023
(f)
1,512 1,492
7.45%, 05/01/2034
(f)
200 192
7.50%, 12/01/2024
(f)
400 389
7.50%, 03/15/2025
(f)
2,093 2,012
7.88%, 04/15/2027
(f)
2,000 1,895
8.75%, 12/01/2021
(f)
200 214
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(f)
500 531
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(f)
655 648
5.38%, 05/01/2026
(f)
575 597
Spirit AeroSystems Inc
3.85%, 06/15/2026 1,485 1,480
3.95%, 06/15/2023 1,460 1,479
4.60%, 06/15/2028 1,835 1,886
TransDigm Inc
5.50%, 11/15/2027
(f)
12,950 13,029
6.25%, 03/15/2026
(f)
12,835 13,843
6.38%, 06/15/2026 12,423 13,106
6.50%, 05/15/2025 1,054 1,096
7.50%, 03/15/2027 8,405 9,204
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm UK Holdings PLC
6.88%, 05/15/2026 $ 1,435 $ 1,528
Triumph Group Inc
5.25%, 06/01/2022 755 742
7.75%, 08/15/2025 1,331 1,300
$ 74,237
Agriculture - 0.12%
JBS Investments II GmbH
5.75%, 01/15/2028
(f)
730 771
7.00%, 01/15/2026
(f)
900 980
Pyxus International Inc
9.88%, 07/15/2021 200 127
Vector Group Ltd
6.13%, 02/01/2025
(f)
1,138 1,132
10.50%, 11/01/2026
(f)
665 693
$ 3,703
Airlines - 0.11%
Air Canada
7.75%, 04/15/2021
(f)
250 265
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 194 207
United Airlines Holdings Inc
4.25%, 10/01/2022 500 518
5.00%, 02/01/2024 1,737 1,843
Virgin Australia Holdings Ltd
7.88%, 10/15/2021
(f)
200 207
8.13%, 11/15/2024
(f)
400 390
$ 3,430
Apparel - 0.09%
Hanesbrands Inc
4.63%, 05/15/2024
(f)
1,045 1,095
4.88%, 05/15/2026
(f)
885 932
Levi Strauss & Co
5.00%, 05/01/2025 150 155
Under Armour Inc
3.25%, 06/15/2026 585 572
Wolverine World Wide Inc
5.00%, 09/01/2026
(f)
80 82
$ 2,836
Automobile Manufacturers - 0.33%
Allison Transmission Inc
4.75%, 10/01/2027
(f)
25 26
5.00%, 10/01/2024
(f)
630 642
5.88%, 06/01/2029
(f)
465 508
Aston Martin Capital Holdings Ltd
6.50%, 04/15/2022
(f)
1,674 1,642
BCD Acquisition Inc
9.63%, 09/15/2023
(f)
800 831
Fiat Chrysler Automobiles NV
5.25%, 04/15/2023 1,427 1,527
General Motors Co
0.00%, 12/01/2020
(c),(d),(e),(g)
25 —
0.00%, 12/01/2020
(c),(d),(e),(g)
50 —
0.00%, 07/15/2023
(c),(d),(e),(g)
1,000 —
0.00%, 09/01/2025
(c),(d),(e),(g)
700 —
0.00%, 05/01/2028
(c),(d),(e),(g)
150 —
0.00%, 03/06/2032
(c),(d),(e),(g)
75 —
0.00%, 07/15/2033
(c),(d),(e),(g)
100 —
0.00%, 07/15/2033
(c),(d),(e),(g)
5,050 —
0.00%, 03/15/2036
(c),(d),(e),(g)
725 —
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(f)
960 880
JB Poindexter & Co Inc
7.13%, 04/15/2026
(f)
115 124
Navistar International Corp
6.63%, 11/01/2025
(f)
1,515 1,584
Tesla Inc
5.30%, 08/15/2025
(f)
1,930 1,949

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Wabash National Corp
5.50%, 10/01/2025
(f)
$ 792 $ 784
$ 10,497
Automobile Parts & Equipment - 1.12%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(f)
1,500 1,414
Adient US LLC
7.00%, 05/15/2026
(f)
250 274
American Axle & Manufacturing Inc
6.25%, 04/01/2025 618 632
6.25%, 03/15/2026 649 660
6.50%, 04/01/2027 802 820
6.63%, 10/15/2022 134 136
Cooper-Standard Automotive Inc
5.63%, 11/15/2026
(f)
626 580
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(f)
910 949
6.50%, 06/01/2026
(f)
537 569
Delphi Technologies PLC
5.00%, 10/01/2025
(f)
650 720
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 720 742
5.00%, 05/31/2026 700 727
5.13%, 11/15/2023 600 607
IHO Verwaltungs GmbH
4.75%, PIK 0.00%, 09/15/2026
(f),(h),(i)
950 981
Meritor Inc
6.25%, 02/15/2024 69 71
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(f)
12,950 13,890
8.50%, 05/15/2027
(f)
2,500 2,687
Tenneco Inc
5.00%, 07/15/2026 434 400
Truck Hero Inc
8.50%, 04/21/2024
(f)
8,330 8,632
$ 35,491
Banks - 1.49%
Barclays PLC
4.38%, 09/11/2024 1,700 1,820
4.84%, 05/09/2028 1,950 2,174
5.09%, 06/20/2030
(j)
2,050 2,355
3 Month USD LIBOR + 3.05%
5.20%, 05/12/2026 2,300 2,589
CIT Group Inc
4.13%, 03/09/2021 515 523
4.75%, 02/16/2024 3,335 3,552
5.00%, 08/15/2022 6,756 7,178
5.00%, 08/01/2023 905 971
5.25%, 03/07/2025 515 565
6.13%, 03/09/2028 100 119
Deutsche Bank AG
4.30%, 05/24/2028
(j)
750 744
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,275 1,314
Deutsche Bank AG/New York NY
4.88%, 12/01/2032
(j)
645 644
USD Swap Rate NY 5 Year + 2.55%
Dresdner Funding Trust I
8.15%, 06/30/2031
(f)
1,315 1,797
Freedom Mortgage Corp
8.13%, 11/15/2024
(f)
400 398
8.25%, 04/15/2025
(f)
900 892
10.75%, 04/01/2024
(f)
300 313
Intesa Sanpaolo SpA
5.02%, 06/26/2024
(f)
2,250 2,389
5.71%, 01/15/2026
(f)
1,200 1,330
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
$ 12,953 $ 12,824
RBS Capital Trust II
6.43%, 12/31/2049
(j),(k)
150 214
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
7.65%, 12/31/2049
(j),(k)
700 1,012
3 Month USD LIBOR + 2.50%
Standard Chartered PLC
7.01%, 12/31/2049
(f),(j),(k)
600 735
3 Month USD LIBOR + 1.46%
Synovus Financial Corp
5.90%, 02/07/2029
(j)
900 965
USD Swap Semi-Annual 5 Year + 3.38%
$ 47,417
Beverages - 0.03%
Cott Holdings Inc
5.50%, 04/01/2025
(f)
1,005 1,043
Building Materials - 0.45%
American Woodmark Corp
4.88%, 03/15/2026
(f)
1,000 1,029
BMC East LLC
5.50%, 10/01/2024
(f)
240 247
Boise Cascade Co
5.63%, 09/01/2024
(f)
165 171
Builders FirstSource Inc
6.75%, 06/01/2027
(f)
805 882
Cornerstone Building Brands Inc
8.00%, 04/15/2026
(f)
1,175 1,232
CPG Merger Sub LLC
8.00%, 10/01/2021
(f)
910 912
Griffon Corp
5.25%, 03/01/2022 720 719
James Hardie International Finance DAC
5.00%, 01/15/2028
(f)
700 730
JELD-WEN Inc
4.63%, 12/15/2025
(f)
1,280 1,306
4.88%, 12/15/2027
(f)
371 384
Louisiana-Pacific Corp
4.88%, 09/15/2024 6 6
Masonite International Corp
5.38%, 02/01/2028
(f)
550 579
5.75%, 09/15/2026
(f)
220 233
Norbord Inc
5.75%, 07/15/2027
(f)
1,000 1,050
6.25%, 04/15/2023
(f)
41 44
Standard Industries Inc/NJ
4.75%, 01/15/2028
(f)
536 550
5.00%, 02/15/2027
(f)
1,150 1,199
5.38%, 11/15/2024
(f)
1,025 1,053
5.50%, 02/15/2023
(f)
125 127
6.00%, 10/15/2025
(f)
765 799
Summit Materials LLC / Summit Materials
Finance Corp
5.13%, 06/01/2025
(f)
508 520
US Concrete Inc
6.38%, 06/01/2024 498 515
$ 14,287
Chemicals - 1.21%
Ashland LLC
4.75%, 08/15/2022 120 126
Blue Cube Spinco LLC
9.75%, 10/15/2023 875 933
10.00%, 10/15/2025 483 527

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
CF Industries Inc
3.45%, 06/01/2023 $ 775 $ 796
4.95%, 06/01/2043 950 1,017
5.15%, 03/15/2034 687 794
5.38%, 03/15/2044 621 699
Chemours Co/The
5.38%, 05/15/2027 300 260
6.63%, 05/15/2023 522 514
7.00%, 05/15/2025 250 239
Consolidated Energy Finance SA
6.88%, 06/15/2025
(f)
300 297
Cornerstone Chemical Co
6.75%, 08/15/2024
(f)
12,863 12,377
CVR Partners LP / CVR Nitrogen Finance Corp
9.25%, 06/15/2023
(f)
300 312
Element Solutions Inc
5.88%, 12/01/2025
(f)
800 827
GCP Applied Technologies Inc
5.50%, 04/15/2026
(f)
600 624
HB Fuller Co
4.00%, 02/15/2027 350 350
INEOS Group Holdings SA
5.63%, 08/01/2024
(f)
800 820
Kraton Polymers LLC / Kraton Polymers Capital
Corp
7.00%, 04/15/2025
(f)
900 916
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04/30/2026
(f)
600 582
OCI NV
6.63%, 04/15/2023
(f)
275 285
Olin Corp
5.00%, 02/01/2030 520 529
5.13%, 09/15/2027 477 497
5.50%, 08/15/2022 190 203
PolyOne Corp
5.25%, 03/15/2023 355 383
PQ Corp
6.75%, 11/15/2022
(f)
600 615
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(f)
1,432 1,418
Rayonier AM Products Inc
5.50%, 06/01/2024
(f)
790 593
SPCM SA
4.88%, 09/15/2025
(f)
850 878
Starfruit Finco BV / Starfruit US Holdco LLC
8.00%, 10/01/2026
(f)
1,325 1,375
TPC Group Inc
10.50%, 08/01/2024
(f)
905 934
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09/01/2025
(f)
1,018 954
Tronox Finance PLC
5.75%, 10/01/2025
(f)
380 375
Tronox Inc
6.50%, 04/15/2026
(f)
1,075 1,070
Valvoline Inc
4.38%, 08/15/2025 393 403
5.50%, 07/15/2024 450 466
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(f)
15 14
WR Grace & Co-Conn
5.13%, 10/01/2021
(f)
4,200 4,361
5.63%, 10/01/2024
(f)
60 66
$ 38,429
Coal - 0.10%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
1,061 918
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Coal (continued)
CONSOL Energy Inc
11.00%, 11/15/2025
(f)
$ 295 $ 205
Foresight Energy LLC / Foresight Energy Finance
Corp
0.00%, 04/01/2023
(c),(f)
550 13
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(f)
1,000 905
Peabody Energy Corp
6.00%, 03/31/2022
(f)
236 219
SunCoke Energy Partners LP / SunCoke Energy
Partners Finance Corp
7.50%, 06/15/2025
(f)
340 326
Warrior Met Coal Inc
8.00%, 11/01/2024
(f)
685 711
$ 3,297
Commercial Services - 2.77%
ACE Cash Express Inc
12.00%, 12/15/2022
(f)
3 2
ADT Security Corp/The
3.50%, 07/15/2022 560 568
4.13%, 06/15/2023 315 320
4.88%, 07/15/2032
(f)
540 502
6.25%, 10/15/2021 970 1,027
Ahern Rentals Inc
7.38%, 05/15/2023
(f)
545 432
Algeco Global Finance Plc
8.00%, 02/15/2023
(f)
600 598
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07/15/2026
(f)
1,320 1,403
9.75%, 07/15/2027
(f)
1,370 1,462
AMN Healthcare Inc
5.13%, 10/01/2024
(f)
423 436
Aptim Corp
7.75%, 06/15/2025
(f)
300 186
APX Group Inc
7.63%, 09/01/2023 200 195
7.88%, 12/01/2022 2,150 2,187
ASGN Inc
4.63%, 05/15/2028
(f)
6,100 6,222
Atento Luxco 1 SA
6.13%, 08/10/2022
(f)
100 101
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.50%, 04/01/2023 28 28
6.38%, 04/01/2024
(f)
118 122
Brink's Co/The
4.63%, 10/15/2027
(f)
1,100 1,122
Capitol Investment Merger Sub 2 LLC
10.00%, 08/01/2024
(f)
360 374
Carriage Services Inc
6.63%, 06/01/2026
(f)
8 8
Cimpress PLC
7.00%, 06/15/2026
(f)
1,300 1,374
Emeco Pty Ltd
9.25%, 03/31/2022 400 418
Flexi-Van Leasing Inc
10.00%, 02/15/2023
(f)
400 429
Garda World Security Corp
8.75%, 05/15/2025
(f)
1,600 1,672
Gartner Inc
5.13%, 04/01/2025
(f)
440 457
Graham Holdings Co
5.75%, 06/01/2026
(f)
1,029 1,096
GW B-CR Security Corp
9.50%, 11/01/2027
(f)
800 854
Harsco Corp
5.75%, 07/31/2027
(f)
500 511

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Herc Holdings Inc
5.50%, 07/15/2027
(f)
$ 155 $ 162
Hertz Corp/The
5.50%, 10/15/2024
(f)
700 710
6.25%, 10/15/2022 300 303
7.63%, 06/01/2022
(f)
346 357
Jaguar Holding Co II / Pharmaceutical Product
Development LLC
6.38%, 08/01/2023
(f)
753 774
Laureate Education Inc
8.25%, 05/01/2025
(f)
773 828
LSC Communications Inc
8.75%, 10/15/2023
(f)
350 189
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022
(f)
220 210
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(f)
15,659 15,167
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(f)
775 789
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(f)
6,652 6,661
Prime Security Services Borrower LLC / Prime
Finance Inc
5.25%, 04/15/2024
(f)
1,230 1,282
5.75%, 04/15/2026
(f)
730 770
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(f)
7,125 7,704
8.25%, 11/15/2026
(f)
2,155 2,400
Ritchie Bros Auctioneers Inc
5.38%, 01/15/2025
(f)
405 421
Service Corp International/US
4.63%, 12/15/2027 450 471
5.13%, 06/01/2029 1,395 1,485
5.38%, 05/15/2024 475 487
8.00%, 11/15/2021 370 407
Sotheby's
7.38%, 10/15/2027
(f)
7,450 7,589
Team Health Holdings Inc
6.38%, 02/01/2025
(f)
8,784 5,161
United Rentals North America Inc
4.63%, 10/15/2025 584 597
4.88%, 01/15/2028 2,015 2,101
5.25%, 01/15/2030 200 215
5.50%, 07/15/2025 452 468
5.50%, 05/15/2027 905 961
5.88%, 09/15/2026 1,060 1,128
6.50%, 12/15/2026 1,075 1,168
Verscend Escrow Corp
9.75%, 08/15/2026
(f)
1,950 2,121
WEX Inc
4.75%, 02/01/2023
(f)
575 581
WW International Inc
8.63%, 12/01/2025
(f)
17 18
$ 87,791
Computers - 0.50%
Banff Merger Sub Inc
9.75%, 09/01/2026
(f)
2,450 2,514
Booz Allen Hamilton Inc
5.13%, 05/01/2025
(f)
174 179
Dell Inc
4.63%, 04/01/2021 500 511
5.40%, 09/10/2040 150 154
6.50%, 04/15/2038 674 751
Dell International LLC / EMC Corp
5.88%, 06/15/2021
(f)
806 814
EMC Corp
3.38%, 06/01/2023 415 421
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Everi Payments Inc
7.50%, 12/15/2025
(f)
$ 7 $ 7
Exela Intermediate LLC / Exela Finance Inc
10.00%, 07/15/2023
(f)
735 283
Harland Clarke Holdings Corp
8.38%, 08/15/2022
(f)
914 795
9.25%, 03/01/2021
(f)
815 817
Leidos Inc
5.50%, 07/01/2033 400 438
7.13%, 07/01/2032 465 567
NCR Corp
5.75%, 09/01/2027
(f)
875 932
6.13%, 09/01/2029
(f)
835 911
6.38%, 12/15/2023 480 492
Presidio Holdings Inc
4.88%, 02/01/2027
(f)
1,800 1,800
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
6.75%, 06/01/2025
(f)
1,336 1,383
Western Digital Corp
4.75%, 02/15/2026 1,883 2,010
$ 15,779
Consumer Products - 0.12%
ACCO Brands Corp
5.25%, 12/15/2024
(f)
316 327
Central Garden & Pet Co
5.13%, 02/01/2028 642 666
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(f)
951 914
Prestige Brands Inc
6.38%, 03/01/2024
(f)
228 235
Spectrum Brands Inc
5.75%, 07/15/2025 1,750 1,818
$ 3,960
Cosmetics & Personal Care - 0.17%
Avon International Capital PLC
6.50%, 08/15/2022
(f)
878 909
Avon International Operations Inc
7.88%, 08/15/2022
(f)
160 166
Avon Products Inc
7.00%, 03/15/2023 84 92
8.95%, 03/15/2043 240 317
Coty Inc
6.50%, 04/15/2026
(f)
1,033 1,077
Edgewell Personal Care Co
4.70%, 05/19/2021 367 374
4.70%, 05/24/2022 845 870
First Quality Finance Co Inc
5.00%, 07/01/2025
(f)
1,265 1,322
High Ridge Brands Co
0.00%, 03/15/2025
(c),(f)
4,938 12
Revlon Consumer Products Corp
5.75%, 02/15/2021 478 421
$ 5,560
Distribution & Wholesale - 0.29%
American Builders & Contractors Supply Co Inc
5.88%, 05/15/2026
(f)
450 474
Anixter Inc
5.13%, 10/01/2021 400 416
5.50%, 03/01/2023 511 542
Core & Main Holdings LP
8.63%, PIK 9.38%, 09/15/2024
(f),(h),(i)
300 313
Core & Main LP
6.13%, 08/15/2025
(f)
1,000 1,027
H&E Equipment Services Inc
5.63%, 09/01/2025 661 689
HD Supply Inc
5.38%, 10/15/2026
(f)
825 875

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
IAA Inc
5.50%, 06/15/2027
(f)
$ 2,875 $ 3,051
KAR Auction Services Inc
5.13%, 06/01/2025
(f)
932 956
Performance Food Group Inc
5.50%, 06/01/2024
(f)
380 388
5.50%, 10/15/2027
(f)
325 342
Resideo Funding Inc
6.13%, 11/01/2026
(f)
103 101
Wolverine Escrow LLC
8.50%, 11/15/2024
(f)
87 89
$ 9,263
Diversified Financial Services - 3.88%
AerCap Holdings NV
5.88%, 10/10/2079
(j)
1,300 1,391
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Alliance Data Systems Corp
4.75%, 12/15/2024
(f)
7,400 7,378
Ally Financial Inc
5.75%, 11/20/2025 1,600 1,819
Credit Acceptance Corp
6.63%, 03/15/2026
(f)
750 808
Curo Group Holdings Corp
8.25%, 09/01/2025
(f)
650 573
E*TRADE Financial Corp
5.88%, 12/31/2049
(j),(k)
1,500 1,597
3 Month USD LIBOR + 4.44%
Enova International Inc
8.50%, 09/01/2024
(f)
635 624
8.50%, 09/15/2025
(f)
170 169
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(f),(h),(i)
1,900 1,944
LPL Holdings Inc
5.75%, 09/15/2025
(f)
859 896
Nationstar Mortgage Holdings Inc
6.00%, 01/15/2027
(f)
3,550 3,613
8.13%, 07/15/2023
(f)
11,550 12,214
9.13%, 07/15/2026
(f)
875 972
Nationstar Mortgage LLC / Nationstar Capital
Corp
6.50%, 07/01/2021 291 291
Navient Corp
5.50%, 01/25/2023 100 104
5.63%, 08/01/2033 122 111
5.88%, 03/25/2021 790 815
5.88%, 10/25/2024 800 844
6.13%, 03/25/2024 1,100 1,172
6.50%, 06/15/2022 1,100 1,169
6.63%, 07/26/2021 1,000 1,054
6.75%, 06/25/2025 550 598
6.75%, 06/15/2026 550 597
7.25%, 01/25/2022 100 107
7.25%, 09/25/2023 600 663
NFP Corp
6.88%, 07/15/2025
(f)
24,181 24,592
8.00%, 07/15/2025
(f)
6,240 6,472
Ocwen Loan Servicing LLC
8.38%, 11/15/2022
(f)
250 217
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(f)
500 513
Quicken Loans Inc
5.25%, 01/15/2028
(f)
8,575 8,875
5.75%, 05/01/2025
(f)
9,504 9,836
SLM Corp
5.13%, 04/05/2022 1,200 1,239
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Springleaf Finance Corp
5.38%, 11/15/2029 $ 4,000 $ 4,160
5.63%, 03/15/2023 950 1,016
6.13%, 05/15/2022 500 532
6.13%, 03/15/2024 500 543
6.63%, 01/15/2028 15,045 16,926
6.88%, 03/15/2025 1,400 1,578
7.13%, 03/15/2026 2,124 2,437
7.75%, 10/01/2021 2,043 2,199
Voyager Aviation Holdings LLC / Voyager
Finance Co
8.50%, 08/15/2021
(f)
512 524
$ 123,182
Electric - 0.91%
AES Corp/VA
4.00%, 03/15/2021 485 491
4.50%, 03/15/2023 100 102
4.88%, 05/15/2023 1,074 1,087
5.13%, 09/01/2027 600 633
5.50%, 04/15/2025 693 715
6.00%, 05/15/2026 1,125 1,185
Calpine Corp
4.50%, 02/15/2028
(f)
1,595 1,587
5.25%, 06/01/2026
(f)
1,150 1,188
5.50%, 02/01/2024 800 810
5.75%, 01/15/2025 890 915
Clearway Energy Operating LLC
5.00%, 09/15/2026 100 103
DPL Inc
4.35%, 04/15/2029
(f)
500 495
7.25%, 10/15/2021 500 530
Drax Finco PLC
6.63%, 11/01/2025
(f)
377 399
InterGen NV
7.00%, 06/30/2023
(f)
750 739
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(f)
1,070 1,084
NextEra Energy Operating Partners LP
4.25%, 09/15/2024
(f)
600 625
4.50%, 09/15/2027
(f)
650 678
NRG Energy Inc
5.25%, 06/15/2029
(f)
1,370 1,476
5.75%, 01/15/2028 1,300 1,399
6.63%, 01/15/2027 1,018 1,094
7.25%, 05/15/2026 904 979
Talen Energy Supply LLC
6.50%, 06/01/2025 672 524
6.63%, 01/15/2028
(f)
845 845
7.25%, 05/15/2027
(f)
755 774
10.50%, 01/15/2026
(f)
578 513
TransAlta Corp
4.50%, 11/15/2022 1,240 1,290
6.50%, 03/15/2040 1,510 1,563
Vistra Energy Corp
5.88%, 06/01/2023 122 124
8.13%, 01/30/2026
(f)
160 170
Vistra Operations Co LLC
5.00%, 07/31/2027
(f)
1,300 1,339
5.50%, 09/01/2026
(f)
1,250 1,300
5.63%, 02/15/2027
(f)
1,960 2,038
$ 28,794
Electrical Components & Equipment - 0.11%
Energizer Holdings Inc
5.50%, 06/15/2025
(f)
864 892
6.38%, 07/15/2026
(f)
490 522
7.75%, 01/15/2027
(f)
915 1,009
EnerSys
5.00%, 04/30/2023
(f)
838 882

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment (continued)
WESCO Distribution Inc
5.38%, 12/15/2021 $ 125 $ 126
5.38%, 06/15/2024 11 11
$ 3,442
Electronics - 0.09%
Ingram Micro Inc
5.00%, 08/10/2022 800 827
5.45%, 12/15/2024 593 633
Sensata Technologies BV
4.88%, 10/15/2023
(f)
175 186
5.00%, 10/01/2025
(f)
681 737
5.63%, 11/01/2024
(f)
390 431
$ 2,814
Energy - Alternate Sources - 0.18%
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(f)
3,650 3,894
Pattern Energy Group Inc
5.88%, 02/01/2024
(f)
329 338
TerraForm Power Operating LLC
5.00%, 01/31/2028
(f)
720 777
Topaz Solar Farms LLC
4.88%, 09/30/2039
(f)
152 163
5.75%, 09/30/2039
(f)
548 628
$ 5,800
Engineering & Construction - 0.16%
AECOM
5.13%, 03/15/2027 1,100 1,174
5.88%, 10/15/2024 16 18
AECOM Global II LLC / URS Fox US LP
5.00%, 04/01/2022 337 349
Brand Industrial Services Inc
8.50%, 07/15/2025
(f)
1,460 1,463
frontdoor Inc
6.75%, 08/15/2026
(f)
215 235
International Airport Finance SA
12.00%, 03/15/2033
(f)
400 439
MasTec Inc
4.88%, 03/15/2023 137 138
New Enterprise Stone & Lime Co Inc
6.25%, 03/15/2026
(f)
444 464
TopBuild Corp
5.63%, 05/01/2026
(f)
258 269
Tutor Perini Corp
6.88%, 05/01/2025
(f)
671 631
Weekley Homes LLC / Weekley Finance Corp
6.63%, 08/15/2025 27 28
$ 5,208
Entertainment - 2.37%
AMC Entertainment Holdings Inc
5.75%, 06/15/2025 9,633 8,574
5.88%, 11/15/2026 2,340 2,024
6.13%, 05/15/2027 3,908 3,322
Boyne USA Inc
7.25%, 05/01/2025
(f)
3,228 3,502
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(f)
13,300 13,498
Cedar Fair LP
5.25%, 07/15/2029
(f)
200 211
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp
5.38%, 06/01/2024 100 102
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 3,500 3,707
Churchill Downs Inc
4.75%, 01/15/2028
(f)
1,655 1,705
5.50%, 04/01/2027
(f)
3,035 3,202
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc
4.88%, 06/01/2023 $ 650 $ 658
Cirsa Finance International Sarl
7.88%, 12/20/2023
(f)
925 973
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50%, 02/15/2023
(f)
75 78
Eldorado Resorts Inc
6.00%, 04/01/2025 850 889
6.00%, 09/15/2026 580 636
Enterprise Development Authority/The
12.00%, 07/15/2024
(f)
80 92
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024
(f)
210 219
International Game Technology PLC
6.25%, 02/15/2022
(f)
1,815 1,901
6.25%, 01/15/2027
(f)
8,865 9,951
6.50%, 02/15/2025
(f)
2,280 2,571
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(f)
495 484
6.38%, 02/01/2024
(f)
550 553
Live Nation Entertainment Inc
4.75%, 10/15/2027
(f)
1,300 1,337
5.63%, 03/15/2026
(f)
625 666
Merlin Entertainments PLC
5.75%, 06/15/2026
(f)
1,210 1,322
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(f)
1,025 1,040
Penn National Gaming Inc
5.63%, 01/15/2027
(f)
250 262
Scientific Games International Inc
5.00%, 10/15/2025
(f)
1,005 1,034
Six Flags Entertainment Corp
4.88%, 07/31/2024
(f)
1,374 1,403
5.50%, 04/15/2027
(f)
1,695 1,754
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
3,750 3,778
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(f)
1,450 1,575
WMG Acquisition Corp
4.88%, 11/01/2024
(f)
150 155
5.00%, 08/01/2023
(f)
1,606 1,638
5.50%, 04/15/2026
(f)
21 22
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(f)
250 259
$ 75,097
Environmental Control - 1.30%
Advanced Disposal Services Inc
5.63%, 11/15/2024
(f)
410 427
Clean Harbors Inc
4.88%, 07/15/2027
(f)
535 563
5.13%, 07/15/2029
(f)
300 319
Covanta Holding Corp
5.88%, 03/01/2024 145 147
5.88%, 07/01/2025 12,217 12,671
6.00%, 01/01/2027 2,718 2,818
GFL Environmental Inc
5.38%, 03/01/2023
(f)
7,800 7,966
5.63%, 05/01/2022
(f)
4,260 4,303
7.00%, 06/01/2026
(f)
2,845 2,965
8.50%, 05/01/2027
(f)
5,975 6,513
Tervita Corp
7.63%, 12/01/2021
(f)
275 280

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Pro USA Inc
5.50%, 02/15/2026
(f)
$ 2,176 $ 2,236
$ 41,208
Food - 1.50%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(f)
250 254
5.75%, 03/15/2025 1,595 1,651
6.63%, 06/15/2024 1,479 1,538
7.50%, 03/15/2026
(f)
910 1,008
B&G Foods Inc
5.25%, 04/01/2025 523 534
Chobani LLC / Chobani Finance Corp Inc
7.50%, 04/15/2025
(f)
975 970
Conagra Brands Inc
9.75%, 03/01/2021 190 204
Dole Food Co Inc
7.25%, 06/15/2025
(f)
788 768
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(f)
375 348
Fresh Market Inc/The
9.75%, 05/01/2023
(f)
750 364
Ingles Markets Inc
5.75%, 06/15/2023 78 79
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(f)
1,641 1,699
5.88%, 07/15/2024
(f)
1,237 1,268
6.75%, 02/15/2028
(f)
1,455 1,611
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(f)
1,215 1,312
6.50%, 04/15/2029
(f)
1,360 1,523
Lamb Weston Holdings Inc
4.63%, 11/01/2024
(f)
835 877
4.88%, 11/01/2026
(f)
1,235 1,302
Pilgrim's Pride Corp
5.75%, 03/15/2025
(f)
1,595 1,639
5.88%, 09/30/2027
(f)
950 1,008
Post Holdings Inc
5.00%, 08/15/2026
(f)
7,013 7,241
5.50%, 03/01/2025
(f)
4,773 4,944
5.50%, 12/15/2029
(f)
1,330 1,408
5.63%, 01/15/2028
(f)
2,780 2,940
5.75%, 03/01/2027
(f)
3,064 3,232
Safeway Inc
7.25%, 02/01/2031 260 281
Sigma Holdco BV
7.88%, 05/15/2026
(f)
1,175 1,210
Simmons Foods Inc
5.75%, 11/01/2024
(f)
4,304 4,347
7.75%, 01/15/2024
(f)
500 535
TreeHouse Foods Inc
4.88%, 03/15/2022 565 565
6.00%, 02/15/2024
(f)
225 231
US Foods Inc
5.88%, 06/15/2024
(f)
695 711
$ 47,602
Food Service - 0.09%
Aramark Services Inc
4.75%, 06/01/2026 426 443
5.00%, 04/01/2025
(f)
550 573
5.00%, 02/01/2028
(f)
1,650 1,729
$ 2,745
Forest Products & Paper - 0.06%
Cascades Inc
5.75%, 07/15/2023
(f)
230 236
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Mercer International Inc
5.50%, 01/15/2026 $ 100 $ 101
6.50%, 02/01/2024 1,275 1,317
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/2025 150 188
$ 1,842
Gas - 0.14%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 2,040 2,183
5.63%, 05/20/2024 671 713
5.75%, 05/20/2027 521 569
5.88%, 08/20/2026 892 976
$ 4,441
Hand & Machine Tools - 0.46%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(f)
14,665 13,528
Colfax Corp
6.00%, 02/15/2024
(f)
140 147
6.38%, 02/15/2026
(f)
445 478
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(f)
375 368
$ 14,521
Healthcare - Products - 0.75%
Avantor Inc
6.00%, 10/01/2024
(f)
1,850 1,965
9.00%, 10/01/2025
(f)
16,860 18,634
Hologic Inc
4.38%, 10/15/2025
(f)
1,110 1,130
Immucor Inc
11.13%, 02/15/2022
(f)
294 291
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
6.63%, 05/15/2022
(f)
293 292
Teleflex Inc
4.63%, 11/15/2027 565 595
4.88%, 06/01/2026 800 834
$ 23,741
Healthcare - Services - 8.62%
Acadia Healthcare Co Inc
5.13%, 07/01/2022 456 457
5.63%, 02/15/2023 1,052 1,066
6.13%, 03/15/2021 173 173
6.50%, 03/01/2024 429 442
AHP Health Partners Inc
9.75%, 07/15/2026
(f)
1,000 1,090
Air Medical Group Holdings Inc
6.38%, 05/15/2023
(f)
274 256
ASP AMC Merger Sub Inc
8.00%, 05/15/2025
(f)
500 337
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/2027
(f)
414 427
Catalent Pharma Solutions Inc
4.88%, 01/15/2026
(f)
2,019 2,075
5.00%, 07/15/2027
(f)
840 884
Centene Corp
4.25%, 12/15/2027
(f)
3,750 3,910
4.75%, 05/15/2022 1,390 1,414
4.75%, 01/15/2025 1,190 1,228
5.25%, 04/01/2025
(f)
1,060 1,098
5.38%, 06/01/2026
(f)
2,250 2,393
5.38%, 08/15/2026
(f)
400 425
6.13%, 02/15/2024 620 640
Charles River Laboratories International Inc
4.25%, 05/01/2028
(f)
900 913
5.50%, 04/01/2026
(f)
480 511

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
CHS/Community Health Systems Inc
5.13%, 08/01/2021 $ 800 $ 801
6.25%, 03/31/2023 3,502 3,572
6.88%, 02/01/2022 2,558 2,328
8.00%, 03/15/2026
(f)
1,300 1,355
8.13%, 06/30/2024
(f)
1,300 1,168
8.63%, 01/15/2024
(f)
1,195 1,270
9.88%, 06/30/2023
(f),(h)
2,000 1,880
DaVita Inc
5.00%, 05/01/2025 2,675 2,740
5.13%, 07/15/2024 3,620 3,701
Eagle Holding Co II LLC
7.63%, PIK 8.38%, 05/15/2022
(f),(h),(i)
24,100 24,341
7.75%, PIK 8.50%, 05/15/2022
(f),(h),(i)
7,530 7,605
Encompass Health Corp
4.50%, 02/01/2028 855 881
5.13%, 03/15/2023 900 914
5.75%, 11/01/2024 66 67
5.75%, 09/15/2025 2,642 2,748
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
28,020 16,896
HCA Healthcare Inc
6.25%, 02/15/2021 619 640
HCA Inc
5.38%, 02/01/2025 2,682 2,997
5.38%, 09/01/2026 8,415 9,468
5.63%, 09/01/2028 2,000 2,318
5.88%, 05/01/2023 791 870
5.88%, 02/15/2026 1,780 2,045
5.88%, 02/01/2029 1,510 1,782
7.50%, 02/15/2022 1,975 2,168
7.50%, 11/06/2033 450 569
7.50%, 11/15/2095 215 264
7.69%, 06/15/2025 765 930
Magellan Health Inc
4.90%, 09/22/2024 825 859
MEDNAX Inc
5.25%, 12/01/2023
(f)
816 832
6.25%, 01/15/2027
(f)
121 123
Molina Healthcare Inc
4.88%, 06/15/2025
(f)
483 493
5.38%, 11/15/2022 800 847
One Call Corp
7.50%, PIK 11.00%, 07/01/2024
(f),(h),(i)
55,511 51,626
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(f),(h),(i)
27,654 25,718
Quorum Health Corp
11.63%, 04/15/2023 500 425
Radiology Partners Inc
9.25%, 02/01/2028
(f)
4,525 4,706
RegionalCare Hospital Partners Holdings Inc
8.25%, 05/01/2023
(f)
7,856 8,251
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(f)
1,700 1,898
Select Medical Corp
6.25%, 08/15/2026
(f)
500 539
Surgery Center Holdings Inc
6.75%, 07/01/2025
(f)
8,879 9,034
10.00%, 04/15/2027
(f)
7,760 8,633
Tenet Healthcare Corp
4.63%, 07/15/2024 4,265 4,371
4.63%, 09/01/2024
(f)
1,675 1,725
4.88%, 01/01/2026
(f)
9,265 9,606
5.13%, 05/01/2025 295 300
5.13%, 11/01/2027
(f)
500 526
6.25%, 02/01/2027
(f)
8,520 9,011
6.75%, 06/15/2023 2,225 2,409
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp   (continued)
6.88%, 11/15/2031 $ 285 $ 294
8.13%, 04/01/2022 10,408 11,371
West Street Merger Sub Inc
6.38%, 09/01/2025
(f)
3,846 3,789
$ 273,443
Holding Companies - Diversified - 0.07%
Stena AB
7.00%, 02/01/2024
(f)
1,000 1,026
Stena International SA
5.75%, 03/01/2024
(f)
800 817
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06/01/2024
(f)
545 516
$ 2,359
Home Builders - 1.00%
Beazer Homes USA Inc
5.88%, 10/15/2027 245 254
6.75%, 03/15/2025 151 159
Brookfield Residential Properties Inc / Brookfield
Residential US Corp
6.38%, 05/15/2025
(f)
596 617
Century Communities Inc
5.88%, 07/15/2025 538 565
6.75%, 06/01/2027
(f)
800 868
K Hovnanian Enterprises Inc
10.00%, 11/15/2025
(f)
1,650 1,246
KB Home
4.80%, 11/15/2029 144 149
6.88%, 06/15/2027 235 276
7.00%, 12/15/2021 340 364
7.50%, 09/15/2022 226 253
7.63%, 05/15/2023 30 34
Lennar Corp
4.13%, 01/15/2022 580 595
4.50%, 04/30/2024 1,450 1,548
4.75%, 04/01/2021 485 497
4.75%, 11/15/2022 1,200 1,265
4.75%, 05/30/2025 485 530
4.75%, 11/29/2027 500 554
4.88%, 12/15/2023 600 644
5.00%, 06/15/2027 457 506
5.25%, 06/01/2026 232 257
5.38%, 10/01/2022 73 78
5.88%, 11/15/2024 882 993
6.25%, 12/15/2021 187 196
M/I Homes Inc
5.63%, 08/01/2025 301 315
Mattamy Group Corp
6.50%, 10/01/2025
(f)
600 639
MDC Holdings Inc
5.50%, 01/15/2024 263 288
6.00%, 01/15/2043 600 668
Meritage Homes Corp
6.00%, 06/01/2025 1,108 1,252
New Home Co Inc/The
7.25%, 04/01/2022 625 622
PulteGroup Inc
5.00%, 01/15/2027 985 1,088
5.50%, 03/01/2026 685 765
6.00%, 02/15/2035 632 725
6.38%, 05/15/2033 425 514
7.88%, 06/15/2032 879 1,178
Shea Homes LP / Shea Homes Funding Corp
5.88%, 04/01/2023
(f)
125 127
6.13%, 04/01/2025
(f)
651 671
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(f)
795 871

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
$ 670 $ 724
5.88%, 04/15/2023
(f)
566 610
Toll Brothers Finance Corp
3.80%, 11/01/2029 800 804
4.35%, 02/15/2028 740 779
4.38%, 04/15/2023 836 878
4.88%, 03/15/2027 345 379
5.63%, 01/15/2024 383 421
5.88%, 02/15/2022 430 456
TRI Pointe Group Inc
4.88%, 07/01/2021 840 865
5.25%, 06/01/2027 795 845
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 1,426 1,547
William Lyon Homes Inc
5.88%, 01/31/2025 765 788
6.00%, 09/01/2023 275 287
6.63%, 07/15/2027
(f)
90 97
Williams Scotsman International Inc
7.88%, 12/15/2022
(f)
22 23
$ 31,674
Home Furnishings - 0.03%
Tempur Sealy International Inc
5.50%, 06/15/2026 953 999
5.63%, 10/15/2023 91 93
$ 1,092
Housewares - 0.21%
Newell Brands Inc
3.85%, 04/01/2023 1,800 1,874
4.20%, 04/01/2026 1,550 1,618
5.50%, 04/01/2046 625 684
Scotts Miracle-Gro Co/The
4.50%, 10/15/2029
(f)
500 517
5.25%, 12/15/2026 1,647 1,754
Tupperware Brands Corp
4.75%, 06/01/2021 300 296
$ 6,743
Insurance - 3.10%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(f)
13,850 13,573
8.13%, 02/15/2024
(f)
17,285 18,474
10.13%, 08/01/2026
(f)
400 437
Ardonagh Midco 3 PLC
8.63%, 07/15/2023
(f)
475 488
Assurant Inc
7.00%, 03/27/2048
(j)
425 481
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
7.00%, 08/15/2025
(f)
27,817 28,303
Fidelity & Guaranty Life Holdings Inc
5.50%, 05/01/2025
(f)
7,538 8,028
Genworth Holdings Inc
4.80%, 02/15/2024 383 382
4.90%, 08/15/2023 625 631
6.50%, 06/15/2034 150 152
7.20%, 02/15/2021 364 376
7.63%, 09/24/2021 250 264
GTCR AP Finance Inc
8.00%, 05/15/2027
(f)
2,420 2,566
HUB International Ltd
7.00%, 05/01/2026
(f)
10,930 11,339
MGIC Investment Corp
5.75%, 08/15/2023 1,335 1,475
Radian Group Inc
4.50%, 10/01/2024 1,353 1,441
4.88%, 03/15/2027 800 846
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
USI Inc/NY
6.88%, 05/01/2025
(f)
$ 8,762 $ 8,981
$ 98,237
Internet - 1.16%
Cogent Communications Group Inc
5.38%, 03/01/2022
(f)
575 599
EIG Investors Corp
10.88%, 02/01/2024 1,000 1,032
GrubHub Holdings Inc
5.50%, 07/01/2027
(f)
2,891 2,822
Match Group Inc
5.00%, 12/15/2027
(f)
785 824
5.63%, 02/15/2029
(f)
700 755
6.38%, 06/01/2024 47 49
Netflix Inc
4.38%, 11/15/2026 2,861 3,007
4.88%, 04/15/2028 2,716 2,906
4.88%, 06/15/2030
(f)
2,050 2,138
5.38%, 02/01/2021 200 205
5.38%, 11/15/2029
(f)
2,360 2,569
5.50%, 02/15/2022 650 687
5.75%, 03/01/2024 1,125 1,246
5.88%, 02/15/2025 725 813
5.88%, 11/15/2028 3,320 3,739
6.38%, 05/15/2029 2,335 2,726
NortonLifeLock Inc
3.95%, 06/15/2022 250 257
5.00%, 04/15/2025
(f)
939 959
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(f)
825 771
Uber Technologies Inc
7.50%, 11/01/2023
(f)
700 732
7.50%, 09/15/2027
(f)
1,200 1,266
8.00%, 11/01/2026
(f),(g)
1,500 1,596
VeriSign Inc
4.75%, 07/15/2027 1,035 1,092
5.25%, 04/01/2025 885 974
Zayo Group LLC / Zayo Capital Inc
5.75%, 01/15/2027
(f)
1,313 1,341
6.00%, 04/01/2023 935 955
6.38%, 05/15/2025 615 629
$ 36,689
Investment Companies - 0.13%
Compass Group Diversified Holdings LLC
8.00%, 05/01/2026
(f)
265 288
FS Energy & Power Fund
7.50%, 08/15/2023
(f)
155 160
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024
(f)
495 506
5.88%, 02/01/2022 1,883 1,883
6.38%, 12/15/2025 1,225 1,278
6.75%, 02/01/2024 132 137
$ 4,252
Iron & Steel - 1.31%
AK Steel Corp
6.38%, 10/15/2025 199 196
7.00%, 03/15/2027 493 484
7.50%, 07/15/2023 436 452
Allegheny Technologies Inc
7.88%, 08/15/2023 754 826
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
19,390 20,117
Big River Steel LLC / BRS Finance Corp
7.25%, 09/01/2025
(f)
4,952 5,201

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(f)
$ 540 $ 542
5.75%, 03/01/2025 480 466
5.88%, 06/01/2027
(f)
566 522
6.25%, 10/01/2040 200 170
Commercial Metals Co
4.88%, 05/15/2023 766 802
5.38%, 07/15/2027 154 161
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(f)
300 304
Mineral Resources Ltd
8.13%, 05/01/2027
(f)
1,000 1,092
Specialty Steel
11.92%, 11/15/2022
(d),(e),(g),(h)
8,680 8,680
United States Steel Corp
6.25%, 03/15/2026 937 791
6.65%, 06/01/2037 15 12
6.88%, 08/15/2025 714 642
$ 41,460
Leisure Products & Services - 0.50%
24 Hour Fitness Worldwide Inc
8.00%, 06/01/2022
(f)
900 423
Carlson Travel Inc
6.75%, 12/15/2023
(f)
240 247
9.50%, 12/15/2024
(f)
11,966 11,966
Constellation Merger Sub Inc
8.50%, 09/15/2025
(f)
315 287
Sabre GLBL Inc
5.25%, 11/15/2023
(f)
126 129
5.38%, 04/15/2023
(f)
270 275
Viking Cruises Ltd
5.88%, 09/15/2027
(f)
1,125 1,153
Vista Outdoor Inc
5.88%, 10/01/2023 125 123
VOC Escrow Ltd
5.00%, 02/15/2028
(f)
1,275 1,319
$ 15,922
Lodging - 2.41%
Boyd Gaming Corp
4.75%, 12/01/2027
(f)
5,625 5,752
6.00%, 08/15/2026 7,400 7,862
6.38%, 04/01/2026 7,880 8,378
Diamond Resorts International Inc
7.75%, 09/01/2023
(f)
300 309
10.75%, 09/01/2024
(f)
1,235 1,284
Hilton Domestic Operating Co Inc
4.25%, 09/01/2024 1,460 1,482
4.88%, 01/15/2030 1,560 1,650
5.13%, 05/01/2026 2,155 2,257
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12/01/2024 369 398
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.63%, 04/01/2025 1,688 1,726
4.88%, 04/01/2027 1,117 1,176
Marriott Ownership Resorts Inc / ILG LLC
6.50%, 09/15/2026 900 974
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(f)
845 843
MGM China Holdings Ltd
5.38%, 05/15/2024
(f)
730 748
5.88%, 05/15/2026
(f)
730 756
MGM Resorts International
4.63%, 09/01/2026 484 507
5.50%, 04/15/2027 6,060 6,666
5.75%, 06/15/2025 1,805 2,012
6.00%, 03/15/2023 2,600 2,853
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
MGM Resorts International   (continued)
7.75%, 03/15/2022 $ 713 $ 790
Station Casinos LLC
5.00%, 10/01/2025
(f)
11,158 11,420
Wyndham Destinations Inc
3.90%, 03/01/2023 425 431
4.25%, 03/01/2022 1,200 1,228
5.40%, 04/01/2024 266 284
5.75%, 04/01/2027 1,100 1,200
Wyndham Hotels & Resorts Inc
5.38%, 04/15/2026
(f)
800 837
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(f)
300 309
5.25%, 05/15/2027
(f)
1,420 1,473
5.50%, 03/01/2025
(f)
8,460 8,820
Wynn Macau Ltd
4.88%, 10/01/2024
(f)
425 429
5.50%, 10/01/2027
(f)
1,450 1,476
$ 76,330
Machinery - Construction & Mining - 0.12%
BWX Technologies Inc
5.38%, 07/15/2026
(f)
1,006 1,066
Manitowoc Co Inc/The
9.00%, 04/01/2026
(f)
1,735 1,848
Terex Corp
5.63%, 02/01/2025
(f)
998 1,028
$ 3,942
Machinery - Diversified - 1.07%
ATS Automation Tooling Systems Inc
6.50%, 06/15/2023
(f)
526 539
Cleaver-Brooks Inc
7.88%, 03/01/2023
(f)
416 414
Cloud Crane LLC
10.13%, 08/01/2024
(f)
600 639
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
12,565 12,492
Mueller Water Products Inc
5.50%, 06/15/2026
(f)
2,524 2,644
RBS Global Inc / Rexnord LLC
4.88%, 12/15/2025
(f)
492 503
SPX FLOW Inc
5.63%, 08/15/2024
(f)
291 303
5.88%, 08/15/2026
(f)
3,010 3,183
Stevens Holding Co Inc
6.13%, 10/01/2026
(f)
1,375 1,506
Tennant Co
5.63%, 05/01/2025 239 249
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
11,806 11,497
$ 33,969
Media - 7.75%
Altice Financing SA
6.63%, 02/15/2023
(f)
1,960 1,994
7.50%, 05/15/2026
(f)
3,275 3,500
Altice Finco SA
8.13%, 01/15/2024
(f)
1,144 1,176
Altice Luxembourg SA
7.63%, 02/15/2025
(f)
1,999 2,078
10.50%, 05/15/2027
(f)
1,000 1,156
AMC Networks Inc
4.75%, 12/15/2022 250 252
4.75%, 08/01/2025 2,042 2,062
5.00%, 04/01/2024 3,835 3,912
Belo Corp
7.25%, 09/15/2027 600 696
Block Communications Inc
6.88%, 02/15/2025
(f)
675 699

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Cablevision Systems Corp
5.88%, 09/15/2022 $ 603 $ 645
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03/01/2023
(f)
1,300 1,320
4.75%, 03/01/2030
(f)
4,850 4,987
5.00%, 02/01/2028
(f)
8,040 8,411
5.13%, 02/15/2023 412 415
5.13%, 05/01/2023
(f)
4,041 4,105
5.13%, 05/01/2027
(f)
3,769 3,939
5.38%, 05/01/2025
(f)
475 490
5.38%, 06/01/2029
(f)
1,805 1,931
5.50%, 05/01/2026
(f)
1,080 1,129
5.75%, 01/15/2024 74 76
5.75%, 02/15/2026
(f)
14,057 14,751
5.88%, 04/01/2024
(f)
3,156 3,257
5.88%, 05/01/2027
(f)
1,380 1,454
Cengage Learning Inc
9.50%, 06/15/2024
(f)
718 664
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024
(f)
1,096 1,193
CSC Holdings LLC
5.25%, 06/01/2024 1,630 1,760
5.38%, 02/01/2028
(f)
1,100 1,166
5.50%, 05/15/2026
(f)
4,528 4,745
5.50%, 04/15/2027
(f)
3,441 3,651
5.75%, 01/15/2030
(f)
4,551 4,893
6.50%, 02/01/2029
(f)
3,850 4,278
6.63%, 10/15/2025
(f)
2,860 3,019
6.75%, 11/15/2021 775 832
7.50%, 04/01/2028
(f)
5,270 5,996
7.75%, 07/15/2025
(f)
3,260 3,435
10.88%, 10/15/2025
(f)
1,630 1,806
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(f)
355 373
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
9,740 9,702
6.63%, 08/15/2027
(f)
15,375 14,376
DISH DBS Corp
5.00%, 03/15/2023 1,779 1,806
5.88%, 07/15/2022 2,575 2,704
5.88%, 11/15/2024 1,984 2,008
6.75%, 06/01/2021 1,899 1,992
7.75%, 07/01/2026 2,281 2,395
Entercom Media Corp
6.50%, 05/01/2027
(f)
10 11
7.25%, 11/01/2024
(f)
2,557 2,688
EW Scripps Co/The
5.13%, 05/15/2025
(f)
142 146
GCI LLC
6.63%, 06/15/2024
(f)
500 539
6.88%, 04/15/2025 85 89
Gray Television Inc
5.13%, 10/15/2024
(f)
165 170
5.88%, 07/15/2026
(f)
400 419
7.00%, 05/15/2027
(f)
735 800
iHeartCommunications Inc
5.25%, 08/15/2027
(f)
250 261
6.38%, 05/01/2026 775 837
8.38%, 05/01/2027 1,405 1,528
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(f)
1,210 1,280
Liberty Interactive LLC
8.25%, 02/01/2030 450 457
8.50%, 07/15/2029 175 177
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05/15/2024
(f)
500 440
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Meredith Corp
6.88%, 02/01/2026 $ 1,625 $ 1,672
Nexstar Broadcasting Inc
5.63%, 08/01/2024
(f)
660 686
5.63%, 07/15/2027
(f)
12,250 12,884
Quebecor Media Inc
5.75%, 01/15/2023 180 194
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(f)
628 634
Scripps Escrow Inc
5.88%, 07/15/2027
(f)
1,000 1,050
Sinclair Television Group Inc
5.13%, 02/15/2027
(f)
1,030 1,054
5.50%, 03/01/2030
(f)
8,450 8,640
5.63%, 08/01/2024
(f)
184 189
Sirius XM Radio Inc
3.88%, 08/01/2022
(f)
1,208 1,223
4.63%, 05/15/2023
(f)
135 136
4.63%, 07/15/2024
(f)
2,100 2,177
5.00%, 08/01/2027
(f)
2,836 2,978
5.38%, 04/15/2025
(f)
970 1,000
5.38%, 07/15/2026
(f)
12,192 12,859
5.50%, 07/01/2029
(f)
1,250 1,345
SportsNet New York
10.25%, 01/15/2025
(d),(e),(g)
4,130 4,337
TEGNA Inc
4.88%, 09/15/2021
(f)
320 320
5.00%, 09/15/2029
(f)
1,700 1,721
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(f)
2,200 2,332
Townsquare Media Inc
6.50%, 04/01/2023
(f)
2,335 2,364
Univision Communications Inc
5.13%, 05/15/2023
(f)
995 995
5.13%, 02/15/2025
(f)
1,959 1,954
6.75%, 09/15/2022
(f)
236 240
UPC Holding BV
5.50%, 01/15/2028
(f)
2,175 2,262
UPCB Finance IV Ltd
5.38%, 01/15/2025
(f)
620 635
Urban One Inc
7.38%, 04/15/2022
(f)
2,540 2,534
ViacomCBS Inc
5.87%, 02/28/2057
(j)
1,938 2,036
3 Month USD LIBOR + 3.90%
6.25%, 02/28/2057
(j)
825 927
3 Month USD LIBOR + 3.90%
Videotron Ltd
5.00%, 07/15/2022 400 420
5.13%, 04/15/2027
(f)
735 770
5.38%, 06/15/2024
(f)
557 602
Virgin Media Finance PLC
5.75%, 01/15/2025
(f)
1,000 1,030
6.00%, 10/15/2024
(f)
6,314 6,504
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(f)
4,920 5,160
5.50%, 05/15/2029
(f)
1,735 1,826
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
2,600 2,730
Ziggo BV
5.50%, 01/15/2027
(f)
8,020 8,501
$ 245,992
Metal Fabrication & Hardware - 0.52%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(f)
5,000 5,163
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
(f)
1,550 1,590

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Metal Fabrication & Hardware (continued)
Hillman Group Inc/The
6.38%, 07/15/2022
(f)
$ 903 $ 844
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021
(f)
13,276 7,966
TriMas Corp
4.88%, 10/15/2025
(f)
1,000 1,025
$ 16,588
Mining - 2.25%
Alcoa Nederland Holding BV
6.13%, 05/15/2028
(f)
700 738
6.75%, 09/30/2024
(f)
393 413
7.00%, 09/30/2026
(f)
700 759
Aleris International Inc
10.75%, 07/15/2023
(f)
800 832
Century Aluminum Co
7.50%, 06/01/2021
(f)
10,935 10,825
Coeur Mining Inc
5.88%, 06/01/2024 63 63
Compass Minerals International Inc
4.88%, 07/15/2024
(f)
1,260 1,252
Constellium SE
5.75%, 05/15/2024
(f)
466 478
5.88%, 02/15/2026
(f)
500 516
6.63%, 03/01/2025
(f)
3,087 3,183
Ferroglobe PLC / Globe Specialty Metals Inc
9.38%, 03/01/2022
(f)
325 244
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(f)
953 980
5.13%, 03/15/2023
(f)
300 314
5.13%, 05/15/2024
(f)
1,242 1,315
Freeport-McMoRan Inc
3.55%, 03/01/2022 1,514 1,531
3.88%, 03/15/2023 2,655 2,708
4.55%, 11/14/2024 490 518
5.40%, 11/14/2034 848 873
5.45%, 03/15/2043 2,465 2,514
Hecla Mining Co
6.88%, 05/01/2021 879 877
Hudbay Minerals Inc
7.25%, 01/15/2023
(f)
40 40
7.63%, 01/15/2025
(f)
1,024 1,034
IAMGOLD Corp
7.00%, 04/15/2025
(f)
1,295 1,334
Joseph T Ryerson & Son Inc
11.00%, 05/15/2022
(f)
6,391 6,711
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(f)
435 457
Northwest Acquisitions ULC / Dominion Finco
Inc
7.13%, 11/01/2022
(f)
15,820 12,735
Novelis Corp
4.75%, 01/30/2030
(f)
6,100 6,127
5.88%, 09/30/2026
(f)
7,205 7,637
Real Alloy Holding Inc
11.94%, 11/30/2023
(d),(e),(g),(h)
4,391 4,391
Taseko Mines Ltd
8.75%, 06/15/2022
(f)
100 88
$ 71,487
Miscellaneous Manufacturers - 0.07%
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp
12.25%, 11/15/2026
(f)
770 797
FXI Holdings Inc
7.88%, 11/01/2024
(f)
557 528
Koppers Inc
6.00%, 02/15/2025
(f)
139 142
LSB Industries Inc
9.63%, 05/01/2023
(f)
345 362
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Trinity Industries Inc
4.55%, 10/01/2024 $ 385 $ 401
$ 2,230
Office & Business Equipment - 0.24%
CDW LLC / CDW Finance Corp
5.00%, 09/01/2025 1,270 1,319
5.50%, 12/01/2024 340 379
Pitney Bowes Inc
4.63%, 03/15/2024 326 310
Xerox Corp
3.80%, 05/15/2024 790 802
4.12%, 03/15/2023 2,400 2,484
4.50%, 05/15/2021 1,650 1,687
4.80%, 03/01/2035 285 270
6.75%, 12/15/2039 340 371
$ 7,622
Oil & Gas - 4.52%
Aker BP ASA
5.88%, 03/31/2025
(f)
550 577
Antero Resources Corp
5.13%, 12/01/2022 1,090 940
5.38%, 11/01/2021 655 626
5.63%, 06/01/2023 745 536
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
900 639
10.00%, 04/01/2022
(f)
1,040 1,019
Athabasca Oil Corp
9.88%, 02/24/2022
(f)
165 139
Baytex Energy Corp
5.13%, 06/01/2021
(f)
272 271
5.63%, 06/01/2024
(f)
438 404
Berry Petroleum Co LLC
7.00%, 02/15/2026
(f)
315 292
Bruin E&P Partners LLC
8.88%, 08/01/2023
(f)
595 383
California Resources Corp
8.00%, 12/15/2022
(f)
2,836 964
Callon Petroleum Co
6.13%, 10/01/2024 768 735
6.38%, 07/01/2026 430 406
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.63%, 01/15/2022 425 424
7.75%, 04/15/2023 375 378
11.00%, 04/15/2025
(f)
540 597
Carrizo Oil & Gas Inc
6.25%, 04/15/2023 514 515
8.25%, 07/15/2025 125 128
Centennial Resource Production LLC
5.38%, 01/15/2026
(f)
923 868
6.88%, 04/01/2027
(f)
250 249
Chaparral Energy Inc
8.75%, 07/15/2023
(f)
600 213
Chesapeake Energy Corp
6.13%, 02/15/2021 171 150
7.50%, 10/01/2026 250 127
11.50%, 01/01/2025
(f)
150 121
CNX Resources Corp
5.88%, 04/15/2022 1,434 1,416
7.25%, 03/14/2027
(f)
250 206
Comstock Resources Inc
7.50%, 05/15/2025
(f)
625 492
9.75%, 08/15/2026 200 163
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(f)
2,556 2,579

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Denbury Resources Inc
7.75%, 02/15/2024
(f)
$ 200 $ 160
9.00%, 05/15/2021
(f)
1,400 1,316
9.25%, 03/31/2022
(f)
721 638
Diamond Offshore Drilling Inc
3.45%, 11/01/2023 1,049 861
4.88%, 11/01/2043 1,175 576
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(f)
757 777
5.75%, 01/30/2028
(f)
7,215 7,504
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(f)
2,180 2,185
Ensign Drilling Inc
9.25%, 04/15/2024
(f)
900 844
Extraction Oil & Gas Inc
5.63%, 02/01/2026
(f)
865 424
7.38%, 05/15/2024
(f)
450 223
Global Marine Inc
7.00%, 06/01/2028 300 251
Gran Tierra Energy Inc
7.75%, 05/23/2027
(f)
295 287
Gulfport Energy Corp
6.00%, 10/15/2024 667 368
6.38%, 05/15/2025 580 290
6.38%, 01/15/2026 445 214
6.63%, 05/01/2023 918 624
HighPoint Operating Corp
7.00%, 10/15/2022 895 850
Hilcorp Energy I LP / Hilcorp Finance Co
5.00%, 12/01/2024
(f)
466 424
5.75%, 10/01/2025
(f)
2,570 2,324
6.25%, 11/01/2028
(f)
550 490
Indigo Natural Resources LLC
6.88%, 02/15/2026
(f)
825 755
Ithaca Energy North Sea PLC
9.38%, 07/15/2024
(f)
325 338
Jagged Peak Energy LLC
5.88%, 05/01/2026 7,225 7,442
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(f)
285 294
Matador Resources Co
5.88%, 09/15/2026 6,804 6,659
MEG Energy Corp
6.38%, 01/30/2023
(f)
3,879 3,925
6.50%, 01/15/2025
(f)
945 990
7.00%, 03/31/2024
(f)
6,118 6,163
7.13%, 02/01/2027
(f)
7,400 7,328
Montage Resources Corp
8.88%, 07/15/2023 25 21
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
809 594
10.50%, 05/15/2027
(f)
600 480
Murphy Oil Corp
5.75%, 08/15/2025 565 582
5.87%, 12/01/2042 345 323
6.88%, 08/15/2024 300 313
Nabors Industries Inc
4.63%, 09/15/2021 26 26
5.75%, 02/01/2025 125 103
Nabors Industries Ltd
7.50%, 01/15/2028
(f)
900 891
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(f)
800 788
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Noble Holding International Ltd
5.25%, 03/15/2042 $ 320 $ 102
6.05%, 03/01/2041 500 165
6.20%, 08/01/2040 736 250
7.75%, 01/15/2024 266 137
7.88%, 02/01/2026
(f)
476 340
7.95%, 04/01/2025 1,200 588
Oasis Petroleum Inc
6.25%, 05/01/2026
(f)
220 168
6.88%, 03/15/2022 1,348 1,294
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(f)
295 305
Parkland Fuel Corp
6.00%, 04/01/2026
(f)
495 521
Parsley Energy LLC / Parsley Finance Corp
5.25%, 08/15/2025
(f)
395 405
5.38%, 01/15/2025
(f)
875 900
5.63%, 10/15/2027
(f)
1,720 1,810
6.25%, 06/01/2024
(f)
300 311
PBF Holding Co LLC / PBF Finance Corp
7.00%, 11/15/2023 367 380
7.25%, 06/15/2025 1,215 1,290
PDC Energy Inc
5.75%, 05/15/2026 6,265 6,048
6.13%, 09/15/2024 820 822
Precision Drilling Corp
5.25%, 11/15/2024 213 190
6.50%, 12/15/2021 23 22
7.13%, 01/15/2026
(f)
250 238
Pride International LLC
7.88%, 08/15/2040 300 143
Puma International Financing SA
5.00%, 01/24/2026
(f)
730 685
5.13%, 10/06/2024
(f)
400 392
QEP Resources Inc
5.25%, 05/01/2023 1,532 1,471
5.38%, 10/01/2022 495 496
5.63%, 03/01/2026 825 736
6.88%, 03/01/2021 395 404
Range Resources Corp
5.00%, 03/15/2023 319 274
Rowan Cos Inc
4.75%, 01/15/2024 500 318
4.88%, 06/01/2022 400 296
5.40%, 12/01/2042 5 2
5.85%, 01/15/2044 430 215
7.38%, 06/15/2025 500 318
Seven Generations Energy Ltd
5.38%, 09/30/2025
(f)
1,630 1,634
6.75%, 05/01/2023
(f)
125 128
6.88%, 06/30/2023
(f)
650 671
SM Energy Co
5.00%, 01/15/2024 494 451
5.63%, 06/01/2025 495 448
6.13%, 11/15/2022 471 466
6.75%, 09/15/2026 495 449
Southwestern Energy Co
6.20%, 01/23/2025 920 766
7.50%, 04/01/2026 235 196
7.75%, 10/01/2027 90 75
SRC Energy Inc
6.25%, 12/01/2025 12,045 12,135
Suncor Energy Ventures Corp
4.50%, 04/01/2022
(f)
700 722
6.00%, 04/01/2042
(f)
490 557

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 $ 500 $ 513
5.50%, 02/15/2026 700 720
5.88%, 03/15/2028 7,316 7,783
Teine Energy Ltd
6.88%, 09/30/2022
(f)
815 814
Transocean Guardian Ltd
5.88%, 01/15/2024
(f)
848 866
Transocean Inc
6.80%, 03/15/2038 1,252 801
7.25%, 11/01/2025
(f)
4,765 4,491
7.50%, 01/15/2026
(f)
755 712
7.50%, 04/15/2031 690 502
9.00%, 07/15/2023
(f)
1,005 1,080
9.35%, 12/15/2041 200 156
Transocean Pontus Ltd
6.13%, 08/01/2025
(f)
801 825
Transocean Sentry Ltd
5.38%, 05/15/2023
(f)
205 206
Ultra Resources Inc/US
6.88%, 04/15/2022
(f)
550 55
Valaris plc
5.20%, 03/15/2025 330 163
5.75%, 10/01/2044 990 408
7.75%, 02/01/2026 1,000 505
8.00%, 01/31/2024 39 24
Vantage Drilling International
9.25%, 11/15/2023
(f)
400 381
Vermilion Energy Inc
5.63%, 03/15/2025
(f)
400 384
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04/15/2023
(f)
425 221
Viper Energy Partners LP
5.38%, 11/01/2027
(f)
1,050 1,095
W&T Offshore Inc
9.75%, 11/01/2023
(f)
610 578
Whiting Petroleum Corp
5.75%, 03/15/2021 868 812
6.63%, 01/15/2026 990 556
WPX Energy Inc
5.25%, 09/15/2024 648 679
5.75%, 06/01/2026 744 779
8.25%, 08/01/2023 377 435
$ 143,480
Oil & Gas Services - 0.57%
Apergy Corp
6.38%, 05/01/2026 500 525
Archrock Partners LP / Archrock Partners Finance
Corp
6.00%, 10/01/2022 286 286
6.88%, 04/01/2027
(f)
590 629
Calfrac Holdings LP
8.50%, 06/15/2026
(f)
645 245
CSI Compressco LP / CSI Compressco Finance
Inc
7.25%, 08/15/2022 848 797
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 366 363
Forum Energy Technologies Inc
6.25%, 10/01/2021 10,002 8,952
FTS International Inc
6.25%, 05/01/2022 325 180
McDermott Technology Americas Inc /
McDermott Technology US Inc
0.00%, 05/01/2024
(c),(f)
2,285 297
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Oceaneering International Inc
4.65%, 11/15/2024 $ 113 $ 109
6.00%, 02/01/2028 225 215
SESI LLC
7.13%, 12/15/2021 55 49
Telford Offshore Ltd
12.00%, PIK 12.00%, 12/31/2049
(h),(i),(k)
320 244
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(f)
420 445
Transocean Proteus Ltd
6.25%, 12/01/2024
(f)
575 591
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 800 832
6.88%, 09/01/2027 300 313
Weatherford International Ltd
11.00%, 12/01/2024
(f)
2,400 2,548
Welltec A/S
9.50%, 12/01/2022
(f)
335 343
$ 17,963
Packaging & Containers - 3.09%
ARD Finance SA
6.50%, PIK 7.25%, 06/30/2027
(f),(h),(i)
750 774
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
660 679
4.25%, 09/15/2022
(f)
800 810
5.25%, 08/15/2027
(f)
250 262
6.00%, 02/15/2025
(f)
2,505 2,618
Ball Corp
4.00%, 11/15/2023 1,080 1,142
4.88%, 03/15/2026 1,140 1,248
5.00%, 03/15/2022 1,117 1,180
5.25%, 07/01/2025 755 846
Berry Global Inc
4.50%, 02/15/2026
(f)
8,840 8,972
4.88%, 07/15/2026
(f)
6,250 6,530
5.50%, 05/15/2022 400 403
5.63%, 07/15/2027
(f)
3,500 3,718
6.00%, 10/15/2022 160 163
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 1,030 1,083
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 1,400 1,460
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 2,740 2,840
Flex Acquisition Co Inc
6.88%, 01/15/2025
(f)
818 821
7.88%, 07/15/2026
(f)
475 482
Graphic Packaging International LLC
4.75%, 04/15/2021 120 123
4.88%, 11/15/2022 363 381
LABL Escrow Issuer LLC
6.75%, 07/15/2026
(f)
695 746
10.50%, 07/15/2027
(f)
150 158
Matthews International Corp
5.25%, 12/01/2025
(f)
255 255
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(f)
2,209 2,276
7.25%, 04/15/2025
(f)
2,400 2,388
Owens-Brockway Glass Container Inc
5.00%, 01/15/2022
(f)
650 673
5.38%, 01/15/2025
(f)
205 218
5.88%, 08/15/2023
(f)
1,223 1,309
6.38%, 08/15/2025
(f)
83 93

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Plastipak Holdings Inc
6.25%, 10/15/2025
(f)
$ 13,747 $ 12,097
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(f)
4,905 5,006
5.75%, 10/15/2020 533 534
7.00%, 07/15/2024
(f)
866 894
Sealed Air Corp
5.13%, 12/01/2024
(f)
80 86
5.25%, 04/01/2023
(f)
2,285 2,428
5.50%, 09/15/2025
(f)
1,208 1,324
6.88%, 07/15/2033
(f)
655 776
Silgan Holdings Inc
4.13%, 02/01/2028
(f)
2,575 2,560
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
13,330 12,097
9.25%, 08/01/2024
(f)
6,030 6,120
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
8,213 8,655
8.50%, 08/15/2027
(f)
680 748
$ 97,976
Pharmaceuticals - 1.49%
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
1,715 1,940
9.25%, 04/01/2026
(f)
1,575 1,797
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
4,450 4,506
5.25%, 01/30/2030
(f)
2,450 2,496
5.50%, 03/01/2023
(f)
284 285
5.50%, 11/01/2025
(f)
1,695 1,756
5.75%, 08/15/2027
(f)
200 214
5.88%, 05/15/2023
(f)
88 89
6.13%, 04/15/2025
(f)
4,000 4,114
6.50%, 03/15/2022
(f)
1,225 1,248
7.00%, 03/15/2024
(f)
2,102 2,179
7.00%, 01/15/2028
(f)
4,185 4,533
7.25%, 05/30/2029
(f)
1,305 1,471
9.00%, 12/15/2025
(f)
1,470 1,659
Elanco Animal Health Inc
3.91%, 08/27/2021 1,075 1,105
4.27%, 08/28/2023 900 958
4.90%, 08/28/2028 150 172
Endo Dac / Endo Finance LLC / Endo Finco Inc
5.88%, 10/15/2024
(f)
200 198
6.00%, 07/15/2023
(f)
1,443 1,104
6.00%, 02/01/2025
(f)
1,175 814
HLF Financing Sarl LLC / Herbalife International
Inc
7.25%, 08/15/2026
(f)
318 331
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(f)
875 933
Mallinckrodt International Finance SA
4.75%, 04/15/2023 193 91
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
5.50%, 04/15/2025
(f)
965 352
5.63%, 10/15/2023
(f)
389 154
5.75%, 08/01/2022
(f)
43 21
NVA Holdings Inc
6.88%, 04/01/2026
(f)
10,973 11,837
Owens & Minor Inc
3.88%, 09/15/2021 270 259
4.38%, 12/15/2024 270 208
Par Pharmaceutical Inc
7.50%, 04/01/2027
(f)
400 407
$ 47,231
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 2.61%
American Midstream Partners LP / American
Midstream Finance Corp
9.50%, 12/15/2021
(f)
$ 700 $ 698
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 12,481 11,052
5.75%, 03/01/2027
(f)
1,010 788
5.75%, 01/15/2028
(f)
1,625 1,264
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.13%, 11/15/2022
(f)
1,220 1,192
6.63%, 07/15/2026
(f)
200 184
Buckeye Partners LP
3.95%, 12/01/2026 595 587
4.13%, 12/01/2027 395 390
4.15%, 07/01/2023 495 500
4.35%, 10/15/2024 295 298
4.88%, 02/01/2021 845 858
5.60%, 10/15/2044 295 274
5.85%, 11/15/2043 395 367
6.37%, 01/22/2078
(j)
390 321
3 Month USD LIBOR + 4.02%
Cheniere Energy Partners LP
4.50%, 10/01/2029
(f)
3,008 3,060
5.25%, 10/01/2025 1,098 1,131
5.63%, 10/01/2026 1,500 1,571
CNX Midstream Partners LP / CNX Midstream
Finance Corp
6.50%, 03/15/2026
(f)
1,070 982
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
588 592
5.75%, 04/01/2025 497 505
6.25%, 04/01/2023 595 600
DCP Midstream Operating LP
3.88%, 03/15/2023 493 503
4.75%, 09/30/2021
(f)
581 595
4.95%, 04/01/2022 1,398 1,443
5.13%, 05/15/2029 990 1,044
5.38%, 07/15/2025 475 518
5.60%, 04/01/2044 120 117
5.85%, 05/21/2043
(f),(j)
690 647
3 Month USD LIBOR + 3.85%
6.45%, 11/03/2036
(f)
170 179
6.75%, 09/15/2037
(f)
490 528
8.13%, 08/16/2030 45 56
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 636 639
Energy Transfer LP
5.50%, 06/01/2027 1,100 1,144
EnLink Midstream LLC
5.38%, 06/01/2029 895 810
EnLink Midstream Partners LP
4.15%, 06/01/2025 1,000 923
4.40%, 04/01/2024 1,450 1,384
4.85%, 07/15/2026 1,080 988
5.45%, 06/01/2047 700 553
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 651
6.00%, 05/15/2023 1,000 1,005
6.25%, 05/15/2026 1,490 1,423
6.50%, 10/01/2025 361 352
Global Partners LP / GLP Finance Corp
7.00%, 06/15/2023 90 92
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
476 498

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f),(l)
$ 2,425 $ 2,464
6.00%, 08/01/2024
(f)
263 275
Martin Midstream Partners LP / Martin Midstream
Finance Corp
7.25%, 02/15/2021 340 313
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 1,466 1,385
7.50%, 11/01/2023 1,125 1,122
7.50%, 04/15/2026
(f)
100 97
NuStar Logistics LP
4.75%, 02/01/2022 965 991
4.80%, 09/01/2020 2,055 2,070
5.63%, 04/28/2027 7,614 7,842
6.00%, 06/01/2026 125 132
6.75%, 02/01/2021 705 726
PBF Logistics LP / PBF Logistics Finance Corp
6.88%, 05/15/2023 522 536
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.50%, 08/15/2022 920 809
5.75%, 04/15/2025 852 655
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
4.75%, 10/01/2023
(f)
375 375
5.50%, 09/15/2024
(f)
2,010 2,030
5.50%, 01/15/2028
(f)
1,205 1,205
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.25%, 11/15/2023 1,100 1,109
5.00%, 01/15/2028 1,565 1,592
5.13%, 02/01/2025 2,410 2,483
5.25%, 05/01/2023 545 550
5.38%, 02/01/2027 494 513
5.50%, 03/01/2030
(f)
4,275 4,409
5.88%, 04/15/2026 1,800 1,899
6.50%, 07/15/2027 885 965
6.75%, 03/15/2024 2,910 3,004
$ 82,857
Real Estate - 0.28%
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(f)
1,236 1,279
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(f)
561 580
Howard Hughes Corp/The
5.38%, 03/15/2025
(f)
1,250 1,288
Hunt Cos Inc
6.25%, 02/15/2026
(f)
1,175 1,137
Kennedy-Wilson Inc
5.88%, 04/01/2024 1,020 1,040
Newmark Group Inc
6.13%, 11/15/2023 1,310 1,437
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(f)
845 839
5.25%, 12/01/2021
(f)
950 956
WeWork Cos Inc
7.88%, 05/01/2025
(f)
640 496
$ 9,052
REITs - 2.69%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026
(f)
276 288
CBL & Associates LP
5.25%, 12/01/2023 25 15
5.95%, 12/15/2026 500 250
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CoreCivic Inc
4.63%, 05/01/2023 $ 1,763 $ 1,754
5.00%, 10/15/2022 7,075 7,252
Diversified Healthcare Trust
4.75%, 05/01/2024 1,190 1,256
4.75%, 02/15/2028 1,430 1,497
6.75%, 12/15/2021 1,210 1,284
ESH Hospitality Inc
4.63%, 10/01/2027
(f)
7,500 7,537
5.25%, 05/01/2025
(f)
6,864 7,035
GEO Group Inc/The
5.13%, 04/01/2023 640 603
5.88%, 01/15/2022 700 691
5.88%, 10/15/2024 1,000 928
6.00%, 04/15/2026 1,100 979
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024
(f)
490 515
Iron Mountain Inc
4.38%, 06/01/2021
(f)
115 115
4.88%, 09/15/2027
(f)
1,546 1,592
4.88%, 09/15/2029
(f)
1,000 1,020
5.25%, 03/15/2028
(f)
2,050 2,142
6.00%, 08/15/2023 520 531
Iron Mountain US Holdings Inc
5.38%, 06/01/2026
(f)
315 330
iStar Inc
4.75%, 10/01/2024 1,000 1,040
5.25%, 09/15/2022 500 510
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 03/15/2022
(f)
503 517
5.25%, 10/01/2025
(f)
11,409 11,722
5.88%, 08/01/2021
(f)
365 370
Mack-Cali Realty LP
3.15%, 05/15/2023 320 319
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
4.50%, 09/01/2026 900 936
5.63%, 05/01/2024 1,215 1,325
MPT Operating Partnership LP / MPT Finance
Corp
4.63%, 08/01/2029 1,235 1,291
5.00%, 10/15/2027 1,540 1,619
5.25%, 08/01/2026 2,033 2,133
6.38%, 03/01/2024 245 253
RHP Hotel Properties LP / RHP Finance Corp
5.00%, 04/15/2023 1,090 1,109
Ryman Hospitality Properties Inc
4.75%, 10/15/2027
(f)
7,700 8,008
SBA Communications Corp
4.00%, 10/01/2022 1,350 1,374
4.88%, 07/15/2022 353 357
4.88%, 09/01/2024 968 1,001
Starwood Property Trust Inc
3.63%, 02/01/2021 476 478
4.75%, 03/15/2025 571 597
5.00%, 12/15/2021 715 733
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(f)
190 151
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04/15/2023
(f)
1,197 1,146
8.25%, 10/15/2023 685 555
VICI Properties 1 LLC / VICI FC Inc
8.00%, 10/15/2023 1,500 1,620

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(f),(l)
$ 2,975 $ 2,990
4.13%, 08/15/2030
(f),(l)
2,625 2,659
4.25%, 12/01/2026
(f)
1,275 1,309
Washington Prime Group LP
6.45%, 08/15/2024 1,970 1,755
$ 85,491
Retail - 2.70%
1011778 BC ULC / New Red Finance Inc
4.25%, 05/15/2024
(f)
2,551 2,605
4.38%, 01/15/2028
(f)
1,475 1,479
5.00%, 10/15/2025
(f)
20,165 20,805
Beacon Roofing Supply Inc
4.88%, 11/01/2025
(f)
1,325 1,318
Bed Bath & Beyond Inc
4.92%, 08/01/2034 290 231
5.17%, 08/01/2044 1,124 831
Brinker International Inc
5.00%, 10/01/2024
(f)
740 779
Carvana Co
8.88%, 10/01/2023
(f)
1,013 1,064
Conn's Inc
7.25%, 07/15/2022 285 284
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06/01/2021
(f)
12,240 12,393
eG Global Finance PLC
6.75%, 02/07/2025
(f)
250 253
Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 05/01/2021 191 166
6.75%, 01/15/2022 450 382
6.75%, 06/15/2023 710 602
FirstCash Inc
5.38%, 06/01/2024
(f)
114 118
GameStop Corp
6.75%, 03/15/2021
(f)
200 195
Gap Inc/The
5.95%, 04/12/2021 1,050 1,085
Golden Nugget Inc
6.75%, 10/15/2024
(f)
1,661 1,707
8.75%, 10/01/2025
(f)
1,475 1,550
Group 1 Automotive Inc
5.25%, 12/15/2023
(f)
284 292
Guitar Center Inc
9.50%, 10/15/2021
(f)
1,175 1,161
IRB Holding Corp
6.75%, 02/15/2026
(f)
135 140
JC Penney Corp Inc
5.88%, 07/01/2023
(f)
125 109
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(f)
1,940 2,044
5.00%, 06/01/2024
(f)
900 926
5.25%, 06/01/2026
(f)
2,600 2,723
L Brands Inc
5.25%, 02/01/2028 90 89
5.63%, 02/15/2022 538 567
5.63%, 10/15/2023 665 722
6.63%, 04/01/2021 435 456
6.75%, 07/01/2036 450 447
6.88%, 11/01/2035 744 746
6.95%, 03/01/2033 620 558
7.50%, 06/15/2029 485 521
7.60%, 07/15/2037 500 475
Men's Wearhouse Inc/The
7.00%, 07/01/2022 16 16
Michaels Stores Inc
8.00%, 07/15/2027
(f)
500 447
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Murphy Oil USA Inc
4.75%, 09/15/2029 $ 500 $ 522
5.63%, 05/01/2027 695 747
Neiman Marcus Group LTD LLC / Neiman
Marcus Group LLC / Mariposa Borrower / NMG
8.00%, 10/25/2024
(f)
250 81
Party City Holdings Inc
6.63%, 08/01/2026
(f)
242 172
Penske Automotive Group Inc
5.38%, 12/01/2024 131 134
5.50%, 05/15/2026 836 865
PetSmart Inc
5.88%, 06/01/2025
(f)
1,329 1,364
7.13%, 03/15/2023
(f)
2,505 2,496
8.88%, 06/01/2025
(f)
650 668
PriSo Acquisition Corp
9.00%, 05/15/2023
(f)
141 137
Rite Aid Corp
6.13%, 04/01/2023
(f)
1,850 1,688
Sally Holdings LLC / Sally Capital Inc
5.63%, 12/01/2025 500 517
Sonic Automotive Inc
6.13%, 03/15/2027 801 851
SRS Distribution Inc
8.25%, 07/01/2026
(f)
6,330 6,583
Staples Inc
7.50%, 04/15/2026
(f)
2,250 2,305
10.75%, 04/15/2027
(f)
1,530 1,555
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.50%, 06/01/2024 1,073 1,094
5.88%, 03/01/2027 750 772
Yum! Brands Inc
3.75%, 11/01/2021 1,510 1,545
3.88%, 11/01/2023 20 21
5.35%, 11/01/2043 383 393
6.88%, 11/15/2037 750 885
$ 85,681
Semiconductors - 0.14%
Advanced Micro Devices Inc
7.50%, 08/15/2022 1,200 1,354
Amkor Technology Inc
6.63%, 09/15/2027
(f)
500 543
Entegris Inc
4.63%, 02/10/2026
(f)
431 445
Qorvo Inc
4.38%, 10/15/2029
(f)
700 731
5.50%, 07/15/2026 425 449
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(f)
868 912
$ 4,434
Software - 3.47%
ACI Worldwide Inc
5.75%, 08/15/2026
(f)
3,200 3,425
Ascend Learning LLC
6.88%, 08/01/2025
(f)
5,473 5,719
6.88%, 08/01/2025
(f)
4,750 4,964
Camelot Finance SA
4.50%, 11/01/2026
(f)
3,905 3,973
CDK Global Inc
4.88%, 06/01/2027 984 1,032
5.00%, 10/15/2024 266 290
5.25%, 05/15/2029
(f)
1,775 1,899
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(f)
16,380 16,683
Dun & Bradstreet Corp/The
10.25%, 02/15/2027
(f)
1,000 1,146

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fair Isaac Corp
5.25%, 05/15/2026
(f)
$ 75 $ 83
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(f)
14,529 15,637
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(f)
90 99
Informatica LLC
7.13%, 07/15/2023
(f)
13,266 13,399
IQVIA Inc
5.00%, 10/15/2026
(f)
4,562 4,773
5.00%, 05/15/2027
(f)
1,100 1,161
j2 Cloud Services LLC / j2 Cloud Co-Obligor Inc
6.00%, 07/15/2025
(f)
744 785
MSCI Inc
4.75%, 08/01/2026
(f)
565 592
5.38%, 05/15/2027
(f)
450 488
5.75%, 08/15/2025
(f)
2,365 2,468
Nuance Communications Inc
5.63%, 12/15/2026 830 883
Open Text Corp
5.63%, 01/15/2023
(f)
235 239
5.88%, 06/01/2026
(f)
1,584 1,673
PTC Inc
6.00%, 05/15/2024 145 151
Rackspace Hosting Inc
8.63%, 11/15/2024
(f)
705 698
Riverbed Technology Inc
8.88%, 03/01/2023
(f)
300 192
Solera LLC / Solera Finance Inc
10.50%, 03/01/2024
(f)
2,115 2,239
Sophia LP / Sophia Finance Inc
9.00%, 09/30/2023
(f)
5,100 5,240
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
17,240 18,236
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 02/01/2023
(f)
800 794
10.50%, 02/01/2024
(f)
1,269 1,164
$ 110,125
Storage & Warehousing - 0.08%
LBC Tank Terminals Holding Netherlands BV
6.88%, 05/15/2023
(f)
2,125 2,162
Mobile Mini Inc
5.88%, 07/01/2024 230 239
$ 2,401
Telecommunications - 6.72%
Altice France SA/France
5.50%, 01/15/2028
(f)
1,100 1,123
7.38%, 05/01/2026
(f)
10,946 11,658
8.13%, 02/01/2027
(f)
2,200 2,459
C&W Senior Financing DAC
6.88%, 09/15/2027
(f)
1,185 1,272
7.50%, 10/15/2026
(f)
985 1,063
CenturyLink Inc
5.13%, 12/15/2026
(f)
950 979
5.63%, 04/01/2025 135 143
5.80%, 03/15/2022 1,215 1,281
6.45%, 06/15/2021 1,545 1,621
6.75%, 12/01/2023 455 504
6.88%, 01/15/2028 62 69
7.50%, 04/01/2024 770 869
7.60%, 09/15/2039 895 968
7.65%, 03/15/2042 840 911
Cincinnati Bell Inc
7.00%, 07/15/2024
(f)
419 438
8.00%, 10/15/2025
(f)
140 149
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc
5.00%, 06/15/2021
(f)
$ 58 $ 58
5.50%, 03/01/2024
(f)
1,700 1,747
5.50%, 06/15/2024
(f)
752 748
6.00%, 03/01/2026
(f)
10,915 11,447
8.25%, 03/01/2027
(f)
4,305 4,423
CommScope Technologies LLC
5.00%, 03/15/2027
(f)
2,990 2,714
6.00%, 06/15/2025
(f)
11,068 10,598
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(f)
2,090 2,213
Consolidated Communications Inc
6.50%, 10/01/2022 1,275 1,217
DKT Finance ApS
9.38%, 06/17/2023
(f)
125 134
Embarq Corp
8.00%, 06/01/2036 1,067 1,186
Frontier Communications Corp
6.25%, 09/15/2021 10 5
6.88%, 01/15/2025 585 273
7.13%, 01/15/2023 945 444
7.63%, 04/15/2024 820 377
7.88%, 01/15/2027 200 93
8.00%, 04/01/2027
(f)
400 418
8.50%, 04/01/2026
(f)
1,950 1,999
8.75%, 04/15/2022 760 352
9.00%, 08/15/2031 600 279
10.50%, 09/15/2022 1,884 857
11.00%, 09/15/2025 3,954 1,811
Frontier Florida LLC
6.86%, 02/01/2028 351 332
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(f)
125 134
GTT Communications Inc
7.88%, 12/31/2024
(f)
23,775 18,545
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,054 1,143
6.63%, 08/01/2026 1,060 1,173
7.63%, 06/15/2021 320 342
Inmarsat Finance PLC
4.88%, 05/15/2022
(f)
1,500 1,519
Intelsat Connect Finance SA
9.50%, 02/15/2023
(f)
1,600 816
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 2,510 2,014
8.00%, 02/15/2024
(f)
940 962
8.50%, 10/15/2024
(f)
2,475 2,079
9.50%, 09/30/2022
(f)
400 454
9.75%, 07/15/2025
(f)
2,265 1,931
Intelsat Luxembourg SA
8.13%, 06/01/2023 1,100 429
Intrado Corp
8.50%, 10/15/2025
(f)
1,405 1,117
Iridium Communications Inc
10.25%, 04/15/2023
(f)
696 742
Koninklijke KPN NV
7.00%, 03/28/2073
(f),(j)
405 447
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
5.13%, 05/01/2023 4,067 4,086
5.25%, 03/15/2026 480 499
5.38%, 08/15/2022 420 422
5.38%, 01/15/2024 5,450 5,516
5.38%, 05/01/2025 383 395
5.63%, 02/01/2023 483 483
Metropolitan Light Co Ltd
5.50%, 11/21/2022
(f)
500 519

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Nokia Oyj
3.38%, 06/12/2022 $ 520 $ 528
4.38%, 06/12/2027 495 522
6.63%, 05/15/2039 716 870
ORBCOMM Inc
8.00%, 04/01/2024
(f)
1,165 1,165
Plantronics Inc
5.50%, 05/31/2023
(f)
432 417
Qwest Corp
6.75%, 12/01/2021 585 627
Sprint Capital Corp
6.88%, 11/15/2028 2,077 2,113
8.75%, 03/15/2032 1,793 1,986
Sprint Communications Inc
6.00%, 11/15/2022 5,929 6,122
9.25%, 04/15/2022 300 340
11.50%, 11/15/2021 1,159 1,295
Sprint Corp
7.13%, 06/15/2024 14,603 15,083
7.25%, 09/15/2021 2,038 2,137
7.63%, 02/15/2025 1,427 1,489
7.63%, 03/01/2026 1,445 1,508
7.88%, 09/15/2023 7,540 8,010
Telecom Italia Capital SA
6.00%, 09/30/2034 1,144 1,286
6.38%, 11/15/2033 1,115 1,300
7.20%, 07/18/2036 1,532 1,900
7.72%, 06/04/2038 550 714
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
2,400 2,616
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/2022 1,100 1,140
T-Mobile USA Inc
0.00%, 03/01/2023
(c),(d),(e)
2,212 —
0.00%, 01/15/2024
(c),(d),(e)
312 —
0.00%, 04/15/2024
(c),(d),(e)
1,157 —
0.00%, 03/01/2025
(c),(d),(e)
1,542 —
0.00%, 01/15/2026
(c),(d),(e)
550 —
0.00%, 02/01/2026
(c),(d),(e)
760 —
0.00%, 04/15/2027
(c),(d),(e)
500 —
4.50%, 02/01/2026 3,000 3,085
4.75%, 02/01/2028 2,400 2,553
5.13%, 04/15/2025 130 134
5.38%, 04/15/2027 731 780
6.00%, 04/15/2024 3,252 3,348
6.50%, 01/15/2026 3,982 4,247
Trilogy International Partners LLC / Trilogy
International Finance Inc
8.88%, 05/01/2022
(f)
100 92
United States Cellular Corp
6.70%, 12/15/2033 300 340
ViaSat Inc
5.63%, 09/15/2025
(f)
23,371 23,772
5.63%, 04/15/2027
(f)
3,500 3,666
Vodafone Group PLC
7.00%, 04/04/2079
(j)
2,500 2,948
USD Swap Semi-Annual 5 Year + 4.87%
$ 213,132
Toys, Games & Hobbies - 0.12%
Mattel Inc
3.15%, 03/15/2023 1,000 990
5.45%, 11/01/2041 300 266
6.20%, 10/01/2040 150 143
6.75%, 12/31/2025
(f)
2,150 2,306
$ 3,705
Transportation - 0.12%
Kenan Advantage Group Inc/The
7.88%, 07/31/2023
(f)
662 644
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(f)
$ 350 $ 277
Teekay Corp
9.25%, 11/15/2022
(f)
250 260
Teekay Offshore Partners LP/Teekay Offshore
Finance Corp
8.50%, 07/15/2023
(f)
775 791
Watco Cos LLC / Watco Finance Corp
6.38%, 04/01/2023
(f)
270 273
XPO CNW Inc
6.70%, 05/01/2034 347 370
XPO Logistics Inc
6.13%, 09/01/2023
(f)
170 176
6.75%, 08/15/2024
(f)
970 1,047
$ 3,838
Trucking & Leasing - 0.07%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(f),(j)
400 445
3 Month USD LIBOR + 4.30%
Fortress Transportation & Infrastructure Investors
LLC
6.50%, 10/01/2025
(f)
425 451
6.75%, 03/15/2022
(f)
1,150 1,185
$ 2,081
TOTAL BONDS $ 2,623,461
SENIOR FLOATING RATE INTERESTS
- 13.13%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 1.07%
Dexko Global Inc
10.19%, 07/24/2025
(m)
$ 13,518 $ 13,416
3 Month USD LIBOR + 8.25%
Panther BF Aggregator 2 LP
5.16%, 04/30/2026
(m)
2,985 3,002
3 Month USD LIBOR + 3.50%
Truck Hero Inc
9.90%, 05/16/2025
(m)
18,532 17,605
3 Month USD LIBOR + 8.25%
$ 34,023
Commercial Services - 0.72%
IRI Holdings Inc
6.15%, 12/01/2025
(m)
4,497 4,376
3 Month USD LIBOR + 4.50%
KUEHG Corp
10.19%, 08/22/2025
(m)
9,046 9,049
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
9.29%, 03/13/2026
(m)
6,500 6,500
3 Month USD LIBOR + 7.50%
Refinitiv US Holdings Inc
4.99%, 10/01/2025
(m)
2,985 3,013
1 Month USD LIBOR + 3.25%
$ 22,938
Computers - 0.67%
Flexential Intermediate Corp
9.16%, 07/24/2025
(m)
15,795 8,648
3 Month USD LIBOR + 7.25%
TierPoint LLC
0.00%, 05/05/2024
(m),(n)
4,298 4,186
3 Month USD LIBOR + 3.75%
8.90%, 05/05/2025
(m)
9,255 8,543
3 Month USD LIBOR + 7.25%
$ 21,377
Consumer Products - 0.32%
KIK Custom Products Inc
5.65%, 05/15/2023
(m)
10,236 10,092
3 Month USD LIBOR + 4.00%

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 0.43%
Wellness Merger Sub Inc
10.70%, 06/27/2025
(m)
$ 13,700 $ 13,614
3 Month USD LIBOR + 8.75%
Distribution & Wholesale - 0.11%
American Tire Distributors Inc
7.93%, 09/01/2023
(m)
2,297 2,254
3 Month USD LIBOR + 6.00%
9.18%, 08/30/2024
(m)
1,516 1,348
3 Month USD LIBOR + 7.50%
$ 3,602
Electronics - 0.56%
Deliver Buyer Inc
6.94%, 05/01/2024
(m)
17,597 17,677
3 Month USD LIBOR + 5.00%
Engineering & Construction - 0.24%
Brand Industrial Services Inc
6.09%, 06/21/2024
(m)
7,670 7,658
3 Month USD LIBOR + 4.25%
Entertainment - 0.56%
18 Fremont Street Acquisition LLC
10.04%, 08/09/2025
(m)
13,420 13,537
1 Month USD LIBOR + 8.00%
Playtika Holding Corp
7.80%, 12/03/2024
(m)
4,325 4,366
1 Month USD LIBOR + 6.00%
$ 17,903
Environmental Control - 0.17%
Packers Holdings LLC
4.92%, 12/04/2024
(m)
5,444 5,427
3 Month USD LIBOR + 3.25%
Healthcare - Services - 1.59%
Aveanna Healthcare LLC
6.01%, 03/13/2024
(m)
1,258 1,172
3 Month USD LIBOR + 4.25%
7.26%, 03/18/2024
(m)
7,016 6,573
3 Month USD LIBOR + 5.50%
9.76%, 03/16/2025
(m)
6,940 6,602
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
5.55%, 06/01/2025
(m)
3,980 3,982
3 Month USD LIBOR + 3.75%
9.15%, 06/01/2026
(m)
17,346 17,043
3 Month USD LIBOR + 7.50%
National Mentor Holdings Inc
10.15%, 03/08/2027
(m)
15,170 15,018
3 Month USD LIBOR + 8.50%
$ 50,390
Insurance - 1.57%
Asurion LLC
8.22%, 08/04/2025
(m)
20,000 20,297
3 Month USD LIBOR + 6.50%
8.22%, 08/04/2025
(m)
28,015 28,431
3 Month USD LIBOR + 6.50%
USI Inc/NY
4.94%, 05/16/2024
(m)
995 990
3 Month USD LIBOR + 3.00%
$ 49,718
Internet - 0.71%
MH Sub I LLC
9.15%, 09/15/2025
(m)
22,499 22,408
3 Month USD LIBOR + 7.50%
Investment Companies - 0.24%
Masergy Holdings Inc
9.46%, 12/16/2024
(m)
5,393 5,231
3 Month USD LIBOR + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Zest Acquisition Corp
9.18%, 03/06/2026
(m)
$ 2,580 $ 2,419
3 Month USD LIBOR + 7.50%
$ 7,650
Machinery - Diversified - 0.75%
Engineered Machinery Holdings Inc
9.19%, 07/25/2025
(m)
16,681 16,525
3 Month USD LIBOR + 7.25%
Granite US Holdings Corp
7.21%, 09/30/2026
(m)
7,162 7,153
1 Month USD LIBOR + 5.25%
$ 23,678
Mining - 0.34%
Aleris International Inc
0.00%, 02/08/2023
(m),(n)
10,882 10,869
Miscellaneous Manufacturers - 0.63%
UTEX Industries Inc
5.65%, 05/22/2021
(m)
10,643 9,038
3 Month USD LIBOR + 4.00%
8.90%, 05/22/2022
(m)
20,650 11,089
1 Month USD LIBOR + 7.25%
$ 20,127
Pharmaceuticals - 0.63%
Change Healthcare Holdings LLC
4.19%, 03/01/2024
(m)
1,872 1,872
1 Month USD LIBOR + 2.50%
Lanai Holdings III Inc
6.53%, 08/29/2022
(m)
3,170 3,029
3 Month USD LIBOR + 4.75%
10.28%, 08/14/2023
(m)
5,170 4,395
3 Month USD LIBOR + 8.50%
Packaging Coordinators Midco Inc
10.70%, 06/29/2024
(m)
10,740 10,686
3 Month USD LIBOR + 8.75%
$ 19,982
REITs - 0.10%
CoreCivic Inc
6.16%, 12/12/2024
(m)
3,175 3,114
1 Month USD LIBOR + 4.50%
Software - 1.72%
Applied Systems Inc
8.94%, 09/19/2025
(m)
2,650 2,710
3 Month USD LIBOR + 7.00%
Ascend Learning LLC
4.80%, 07/12/2024
(m)
8,076 8,109
3 Month USD LIBOR + 3.00%
Dun & Bradstreet
0.00%, 02/06/2026
(m),(n)
8,940 8,987
Evergreen Skills Lux Sarl
6.60%, 04/23/2021
(m)
10,812 9,041
3 Month USD LIBOR + 4.75%
Greeneden US Holdings II LLC
5.00%, 12/01/2023
(m)
5,422 5,423
3 Month USD LIBOR + 3.25%
Sophia LP
5.19%, 09/30/2022
(m)
3,802 3,808
3 Month USD LIBOR + 3.25%
Vertafore Inc
5.05%, 07/02/2025
(m)
5,474 5,408
3 Month USD LIBOR + 3.25%
9.05%, 06/04/2026
(m)
10,965 10,956
3 Month USD LIBOR + 7.25%
$ 54,442
TOTAL SENIOR FLOATING RATE INTERESTS $ 416,689
Total Investments $ 3,156,554
Other Assets and Liabilities -  0.52% 16,540
TOTAL NET ASSETS - 100.00% $ 3,173,094

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) The value of these investments was determined using significant unobservable inputs.
(e) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $19,973 or
0.63% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,844,691 or 58.14% of net assets.
(g) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Security purchased on a when-issued basis.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after January 31, 2020, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 19.34%
Communications 16.55%
Financial 13.48%
Consumer, Cyclical 13.19%
Industrial 12.32%
Energy 7.98%
Technology 6.74%
Basic Materials 5.17%
Money Market Funds 3.59%
Utilities 1.05%
Diversified 0.07%
Other Assets and Liabilities
0.52%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 150,593 $ 247,903 $ 284,660 $ 113,836
$ 150,593 $ 247,903 $ 284,660 $ 113,836
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 466 $ — $ — $ —
$ 466 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
General Motors Co   0.00%, 12/01/2020 04/11/2013 $ — $ — 0.00%
General Motors Co   0.00%, 07/15/2033 04/11/2013 — — 0.00%
General Motors Co   0.00%, 03/06/2032 04/11/2013 — — 0.00%
General Motors Co   0.00%, 12/01/2020 04/11/2013 — — 0.00%
General Motors Co   0.00%, 09/01/2025 01/31/2013 — — 0.00%
General Motors Co   0.00%, 03/15/2036 01/31/2013 — — 0.00%
General Motors Co   0.00%, 05/01/2028 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2033 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2023 01/31/2013 — — 0.00%
Real Alloy Holding Inc   11.94%, 11/30/2023 05/31/2018 4,391 4,391 0.14%
Specialty Steel   11.92%, 11/15/2022 11/15/2017 8,680 8,680 0.27%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,337 0.14%
Uber Technologies Inc   8%, 11/01/2026 06/27/2019 - 11/20/2019 1,570 1,596 0.05%
Total $ 19,004 0.60%
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.33 N/A 5.00% Quarterly 12/20/2024 $ 63,360 $ 4,631 $ 687 $ 5,318
Total $ 4,631 $ 687 $ 5,318
Amounts in thousands.

Schedule of Investments
High Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps (continued)
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $63,360.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.50% Shares Held Value (000's)
Money Market Funds - 4.50%
BlackRock Liquidity FedFund 1.49%
(a),(b)
5,690,652 $ 5,691
Principal Government Money Market Fund
1.43%
(a),(b),(c)
125,779,162 125,779
$ 131,470
TOTAL INVESTMENT COMPANIES $ 131,470
COMMON STOCKS - 0.11% Shares Held Value (000's)
Energy - Alternate Sources - 0.00%
Ogden Corp
(d),(e),(f)
5,000,000 —
Oil & Gas - 0.03%
Chaparral Energy Inc - A Shares
(d)
986,642 1,016
Retail - 0.08%
Claire's Holdings LLC
(d),(e),(f)
4,036 2,220
TOTAL COMMON STOCKS $ 3,236
BONDS - 87.52%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 3.36%
Air 2 US
8.63%, 10/01/2020
(g)
$ 114 $ 115
Bombardier Inc
7.50%, 03/15/2025
(g)
25,055 24,084
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(g)
8,250 8,160
5.38%, 05/01/2026
(g)
5,200 5,395
SSL Robotics LLC
9.75%, 12/31/2023
(g)
6,695 7,348
TransDigm Inc
5.50%, 11/15/2027
(g)
9,945 10,006
6.25%, 03/15/2026
(g)
12,880 13,891
7.50%, 03/15/2027 7,840 8,585
Triumph Group Inc
6.25%, 09/15/2024
(g)
175 180
7.75%, 08/15/2025 20,825 20,343
$ 98,107
Airlines - 0.06%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,674 1,723
Automobile Manufacturers - 1.03%
Aston Martin Capital Holdings Ltd
6.50%, 04/15/2022
(g),(h)
1,325 1,300
Jaguar Land Rover Automotive PLC
3.50%, 03/15/2020
(g)
7,400 7,382
Navistar International Corp
6.63%, 11/01/2025
(g)
20,388 21,322
$ 30,004
Automobile Parts & Equipment - 0.56%
American Axle & Manufacturing Inc
6.25%, 04/01/2025 8,740 8,932
Dana Inc
5.38%, 11/15/2027 7,290 7,518
$ 16,450
Banks - 3.39%
Barclays PLC
4.84%, 05/09/2028 7,865 8,768
5.09%, 06/20/2030
(i)
6,395 7,347
3 Month USD LIBOR + 3.05%
7.75%, 12/31/2049
(i),(j)
4,830 5,289
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.80%, 12/31/2049
(h),(i),(j)
10,154 10,408
3 Month USD LIBOR + 3.97%
Citigroup Inc
4.70%, 12/31/2049
(i),(j)
10,165 10,355
United States Secured Overnight Financing
Rate + 3.23%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG
5.10%, 12/31/2049
(g),(i),(j)
$ 2,905 $ 2,934
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
Deutsche Bank AG
4.30%, 05/24/2028
(i)
7,350 7,291
USD Swap Semi-Annual 5 Year + 2.25%
Deutsche Bank AG/New York NY
3.96%, 11/26/2025
(i)
7,695 8,025
United States Secured Overnight Financing
Rate + 2.58%
Intesa Sanpaolo SpA
5.02%, 06/26/2024
(g)
8,175 8,681
JPMorgan Chase & Co
4.60%, 12/31/2099
(i),(j)
14,155 14,427
United States Secured Overnight Financing
Rate + 3.13%
Lloyds Banking Group PLC
7.50%, 12/31/2049
(i),(j)
4,450 5,090
USD Swap Semi-Annual 5 Year + 4.50%
Popular Inc
6.13%, 09/14/2023 9,720 10,437
$ 99,052
Building Materials - 1.08%
BMC East LLC
5.50%, 10/01/2024
(g)
14,620 15,059
Builders FirstSource Inc
6.75%, 06/01/2027
(g)
6,895 7,551
Norbord Inc
5.75%, 07/15/2027
(g)
8,625 9,056
$ 31,666
Chemicals - 2.58%
Aruba Investments Inc
8.75%, 02/15/2023
(g)
15,278 15,354
Atotech Alpha 2 BV
8.75%, PIK 9.50%, 06/01/2023
(g),(k),(l)
6,300 6,411
Blue Cube Spinco LLC
9.75%, 10/15/2023 5,350 5,705
CF Industries Inc
4.95%, 06/01/2043 5,555 5,944
5.15%, 03/15/2034 6,510 7,519
Consolidated Energy Finance SA
6.50%, 05/15/2026
(g)
13,785 13,613
6.88%, 06/15/2025
(g)
20,910 20,727
$ 75,273
Commercial Services - 2.92%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
17,235 13,659
GW B-CR Security Corp
9.50%, 11/01/2027
(g)
10,886 11,621
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(g)
11,145 11,008
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
11,680 12,630
8.25%, 11/15/2026
(g)
4,745 5,285
Tms International Holding Corp
7.25%, 08/15/2025
(g)
11,135 10,522
United Rentals North America Inc
4.63%, 10/15/2025 6,135 6,269
4.88%, 01/15/2028 2,815 2,935
5.25%, 01/15/2030 2,595 2,786
5.88%, 09/15/2026 2,720 2,893
6.50%, 12/15/2026 5,225 5,676
$ 85,284

Schedule of Investments
High Yield Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 1.01%
Dell International LLC / EMC Corp
4.90%, 10/01/2026
(g)
$ 24,475 $ 27,247
7.13%, 06/15/2024
(g)
2,180 2,292
$ 29,539
Consumer Products - 1.07%
Prestige Brands Inc
5.13%, 01/15/2028
(g)
2,615 2,733
6.38%, 03/01/2024
(g)
9,095 9,379
Spectrum Brands Inc
5.00%, 10/01/2029
(g)
10,090 10,485
5.75%, 07/15/2025 8,205 8,523
$ 31,120
Distribution & Wholesale - 0.82%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
16,585 16,722
5.88%, 05/15/2026
(g)
6,930 7,294
$ 24,016
Diversified Financial Services - 3.29%
AerCap Holdings NV
5.88%, 10/10/2079
(i)
11,870 12,701
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Avation Capital SA
6.50%, 05/15/2021
(g)
5,900 6,092
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
7,605 7,947
6.63%, 03/15/2026
(g)
3,410 3,674
7.38%, 03/15/2023 8,140 8,303
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g),(k),(l)
8,600 8,798
Navient Corp
5.00%, 03/15/2027 3,375 3,366
6.13%, 03/25/2024 5,490 5,849
6.63%, 07/26/2021 4,245 4,474
6.75%, 06/15/2026 8,795 9,543
Springleaf Finance Corp
5.38%, 11/15/2029 5,775 6,005
6.63%, 01/15/2028 2,730 3,071
6.88%, 03/15/2025 14,400 16,236
$ 96,059
Electric - 1.96%
Elwood Energy LLC
8.16%, 07/05/2026 4,666 5,132
Indiantown Cogeneration LP
9.77%, 12/15/2020 400 414
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
7,190 7,497
NRG Energy Inc
5.25%, 06/15/2029
(g)
3,570 3,847
6.63%, 01/15/2027 3,460 3,720
7.25%, 05/15/2026 8,070 8,736
Vistra Energy Corp
8.13%, 01/30/2026
(g)
1,840 1,960
Vistra Operations Co LLC
5.00%, 07/31/2027
(g)
5,765 5,938
5.50%, 09/01/2026
(g)
10,735 11,164
5.63%, 02/15/2027
(g)
8,335 8,668
$ 57,076
Electrical Components & Equipment - 0.52%
Energizer Holdings Inc
5.50%, 06/15/2025
(g)
7,180 7,413
6.38%, 07/15/2026
(g)
7,407 7,889
$ 15,302
Electronics - 0.32%
Sensata Technologies BV
5.00%, 10/01/2025
(g)
6,405 6,934
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Sensata Technologies Inc
4.38%, 02/15/2030
(g)
$ 2,440 $ 2,473
$ 9,407
Entertainment - 4.83%
Boyne USA Inc
7.25%, 05/01/2025
(g)
10,180 11,045
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
18,190 18,461
CCM Merger Inc
6.00%, 03/15/2022
(g)
14,575 14,794
Eldorado Resorts Inc
6.00%, 04/01/2025 3,340 3,495
6.00%, 09/15/2026 14,030 15,380
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
15,640 17,934
International Game Technology PLC
6.25%, 01/15/2027
(g)
2,030 2,279
6.50%, 02/15/2025
(g)
11,815 13,321
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(g)
2,545 2,488
6.38%, 02/01/2024
(g)
8,885 8,930
Live Nation Entertainment Inc
4.75%, 10/15/2027
(g)
6,080 6,255
Motion Bondco DAC
6.63%, 11/15/2027
(g),(h)
2,800 2,975
Scientific Games International Inc
7.00%, 05/15/2028
(g)
2,720 2,870
7.25%, 11/15/2029
(g)
6,140 6,585
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
13,670 14,183
$ 140,995
Food - 3.69%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(g)
2,710 2,748
4.88%, 02/15/2030
(g),(m)
2,940 3,018
5.88%, 02/15/2028
(g)
905 966
6.63%, 06/15/2024 1,500 1,560
7.50%, 03/15/2026
(g)
17,225 19,077
B&G Foods Inc
5.25%, 09/15/2027 7,560 7,541
Ingles Markets Inc
5.75%, 06/15/2023 12,374 12,585
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
14,775 15,299
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(g)
15,915 17,825
Post Holdings Inc
5.00%, 08/15/2026
(g)
21,625 22,328
5.75%, 03/01/2027
(g)
4,490 4,737
$ 107,684
Forest Products & Paper - 0.17%
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(g)
4,886 5,082
Healthcare - Services - 4.08%
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
7,155 7,799
Centene Corp
4.25%, 12/15/2027
(g)
3,395 3,539
4.63%, 12/15/2029
(g)
3,760 4,042
4.75%, 01/15/2025
(g)
5,565 5,743
5.25%, 04/01/2025
(g)
20,745 21,497
5.38%, 06/01/2026
(g)
1,455 1,548
6.13%, 02/15/2024 9,525 9,834
Charles River Laboratories International Inc
4.25%, 05/01/2028
(g)
2,660 2,699

Schedule of Investments
High Yield Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
5.00%, 03/15/2024 $ 12,405 $ 13,734
5.50%, 06/15/2047 6,070 7,198
5.88%, 02/01/2029 9,215 10,874
Radiology Partners Inc
9.25%, 02/01/2028
(g)
6,070 6,313
Tenet Healthcare Corp
4.63%, 07/15/2024 13,860 14,206
5.13%, 11/01/2027
(g)
9,650 10,157
$ 119,183
Home Builders - 3.14%
Century Communities Inc
5.88%, 07/15/2025 6,775 7,114
Forestar Group Inc
8.00%, 04/15/2024
(g)
10,685 11,647
Installed Building Products Inc
5.75%, 02/01/2028
(g)
5,576 5,925
KB Home
7.63%, 05/15/2023 6,670 7,516
Lennar Corp
4.50%, 04/30/2024 4,537 4,843
4.75%, 11/15/2022 7,561 7,967
4.88%, 12/15/2023 5,060 5,427
LGI Homes Inc
6.88%, 07/15/2026
(g)
13,710 14,481
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(g)
5,305 5,809
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
8,500 9,180
Williams Scotsman International Inc
6.88%, 08/15/2023
(g)
3,500 3,676
7.88%, 12/15/2022
(g)
7,817 8,149
$ 91,734
Insurance - 2.32%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02/15/2024
(g)
8,020 8,571
AssuredPartners Inc
7.00%, 08/15/2025
(g)
7,725 7,860
CNO Financial Group Inc
5.25%, 05/30/2029 6,175 6,962
Voya Financial Inc
5.65%, 05/15/2053
(i)
41,657 44,261
3 Month USD LIBOR + 3.58%
$ 67,654
Internet - 1.20%
Netflix Inc
4.38%, 11/15/2026 14,505 15,245
5.38%, 11/15/2029
(g)
2,440 2,656
Zayo Group LLC / Zayo Capital Inc
6.00%, 04/01/2023 16,915 17,274
$ 35,175
Investment Companies - 0.73%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027
(g)
5,960 5,982
6.25%, 05/15/2026 8,515 8,938
6.38%, 12/15/2025 6,240 6,513
$ 21,433
Iron & Steel - 0.91%
AK Steel Corp
6.38%, 10/15/2025
(h)
9,710 9,540
7.50%, 07/15/2023 5,570 5,779
7.63%, 10/01/2021 2,465 2,474
Commercial Metals Co
4.88%, 05/15/2023 8,468 8,870
$ 26,663
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.89%
MGM China Holdings Ltd
5.88%, 05/15/2026
(g)
$ 8,220 $ 8,507
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
8,395 8,710
5.50%, 03/01/2025
(g)
965 1,006
Wynn Macau Ltd
5.13%, 12/15/2029
(g),(h)
7,750 7,692
$ 25,915
Machinery - Diversified - 0.49%
Cloud Crane LLC
10.13%, 08/01/2024
(g)
13,355 14,231
Media - 11.07%
Altice Financing SA
5.00%, 01/15/2028
(g)
12,005 11,783
6.63%, 02/15/2023
(g)
6,390 6,502
7.50%, 05/15/2026
(g)
14,435 15,427
Altice Finco SA
8.13%, 01/15/2024
(g)
11,525 11,849
Altice Luxembourg SA
7.63%, 02/15/2025
(g)
10,065 10,465
10.50%, 05/15/2027
(g)
7,205 8,331
AMC Networks Inc
4.75%, 08/01/2025 11,380 11,489
5.00%, 04/01/2024 7,435 7,584
CCO Holdings LLC / CCO Holdings Capital Corp
4.75%, 03/01/2030
(g)
6,700 6,888
5.13%, 05/01/2023
(g)
34,210 34,751
5.38%, 06/01/2029
(g)
9,270 9,919
5.50%, 05/01/2026
(g)
5,995 6,265
CSC Holdings LLC
5.50%, 04/15/2027
(g)
3,195 3,391
5.75%, 01/15/2030
(g)
6,840 7,353
6.50%, 02/01/2029
(g)
15,588 17,320
6.63%, 10/15/2025
(g)
4,225 4,460
7.50%, 04/01/2028
(g)
2,872 3,267
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g)
5,970 5,947
6.63%, 08/15/2027
(g),(h)
10,185 9,523
DISH DBS Corp
5.88%, 07/15/2022 12,915 13,561
5.88%, 11/15/2024 7,095 7,180
7.75%, 07/01/2026 8,255 8,668
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(g)
9,580 10,131
Meredith Corp
6.88%, 02/01/2026 18,155 18,683
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(g)
3,925 3,964
6.88%, 02/15/2023
(g)
4,515 4,633
UPC Holding BV
5.50%, 01/15/2028
(g)
21,570 22,433
Virgin Media Finance PLC
5.75%, 01/15/2025
(g)
6,897 7,104
6.00%, 10/15/2024
(g)
2,940 3,028
Ziggo Bond Co BV
5.88%, 01/15/2025
(g)
855 880
6.00%, 01/15/2027
(g)
14,620 15,354
Ziggo BV
5.50%, 01/15/2027
(g)
14,095 14,941
$ 323,074
Metal Fabrication & Hardware - 0.44%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
5,810 5,999
Park-Ohio Industries Inc
6.63%, 04/15/2027 6,640 6,740
$ 12,739

Schedule of Investments
High Yield Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 2.47%
Constellium SE
6.63%, 03/01/2025
(g)
$ 5,550 $ 5,723
First Quantum Minerals Ltd
7.25%, 04/01/2023
(g)
6,650 6,604
7.50%, 04/01/2025
(g)
9,100 8,964
Hudbay Minerals Inc
7.63%, 01/15/2025
(g)
11,435 11,549
IAMGOLD Corp
7.00%, 04/15/2025
(g)
13,415 13,818
Midwest Vanadium Pty Ltd
0.00%, 02/15/2018
(d),(g)
10,465 21
Novelis Corp
4.75%, 01/30/2030
(g)
14,955 15,021
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
11,715 10,309
$ 72,009
Oil & Gas - 5.93%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
7,220 5,126
10.00%, 04/01/2022
(g)
8,256 8,091
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
11,835 —
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
9,680 9,766
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(g)
7,665 7,866
EP Energy LLC / Everest Acquisition Finance Inc
7.75%, 05/15/2026
(g)
14,700 9,849
Extraction Oil & Gas Inc
7.38%, 05/15/2024
(g)
6,600 3,267
Gulfport Energy Corp
6.38%, 05/15/2025 16,640 8,320
Laredo Petroleum Inc
10.13%, 01/15/2028 13,400 11,957
MEG Energy Corp
7.13%, 02/01/2027
(g)
13,775 13,642
Nabors Industries Inc
5.75%, 02/01/2025 8,415 6,900
Nabors Industries Ltd
7.50%, 01/15/2028
(g)
3,570 3,534
Oasis Petroleum Inc
6.25%, 05/01/2026
(g),(h)
16,740 12,775
6.88%, 01/15/2023
(h)
235 222
Parkland Fuel Corp
5.88%, 07/15/2027
(g)
10,780 11,424
Sanchez Energy Corp
0.00%, 02/15/2023
(d),(g)
4,840 3,001
Shelf Drilling Holdings Ltd
8.25%, 02/15/2025
(g)
7,970 7,412
SM Energy Co
6.63%, 01/15/2027
(h)
8,345 7,552
Southwestern Energy Co
7.75%, 10/01/2027
(h)
17,130 14,304
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 10,615 10,894
5.50%, 02/15/2026 8,170 8,405
Transocean Inc
8.00%, 02/01/2027
(g)
4,525 4,212
Ultra Resources Inc/US
6.88%, 04/15/2022
(g)
7,440 744
Unit Corp
6.63%, 05/15/2021 8,600 3,789
$ 173,052
Oil & Gas Services - 0.11%
Calfrac Holdings LP
8.50%, 06/15/2026
(g)
8,080 3,070
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 4.25%
ARD Finance SA
6.50%, PIK 7.25%, 06/30/2027
(g),(k),(l)
$ 9,065 $ 9,359
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
5,015 5,159
5.25%, 08/15/2027
(g)
4,725 4,955
6.00%, 02/15/2025
(g)
9,265 9,682
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
6,310 6,529
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 8,490 8,799
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 16,099 19,037
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
8,590 8,622
7.88%, 07/15/2026
(g)
5,705 5,791
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(g)
22,130 22,019
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(g)
15,260 15,573
5.33%, 07/15/2021
(g)
6,620 6,620
3 Month USD LIBOR + 3.50%
7.00%, 07/15/2024
(g)
1,950 2,013
$ 124,158
Pharmaceuticals - 0.77%
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
12,710 14,378
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
5,065 5,129
Par Pharmaceutical Inc
7.50%, 04/01/2027
(g)
2,810 2,859
$ 22,366
Pipelines - 3.60%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 5,790 5,127
5.75%, 03/01/2027
(g)
9,965 7,770
Buckeye Partners LP
3.95%, 12/01/2026 6,905 6,810
4.13%, 12/01/2027 6,220 6,135
5.85%, 11/15/2043 1,860 1,729
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
14,640 14,732
Global Partners LP / GLP Finance Corp
7.00%, 06/15/2023 9,225 9,456
Hess Midstream Operations LP
5.63%, 02/15/2026
(g)
10,520 11,011
NuStar Logistics LP
5.63%, 04/28/2027 10,009 10,309
6.00%, 06/01/2026 2,835 2,983
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 9,965 7,665
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 6,382 6,733
6.50%, 07/15/2027 9,407 10,254
6.88%, 01/15/2029 3,867 4,261
$ 104,975
REITs - 0.62%
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024
(g)
7,400 7,770
SBA Communications Corp
3.88%, 02/15/2027
(g),(m)
4,165 4,222

Schedule of Investments
High Yield Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
VICI Properties LP / VICI Note Co Inc
4.63%, 12/01/2029
(g)
$ 5,765 $ 6,025
$ 18,017
Retail - 2.11%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(g)
3,835 3,844
5.00%, 10/15/2025
(g)
14,895 15,367
Claire's Stores Escrow - GCB
0.00%, 03/15/2019
(d),(e),(f)
6,962 —
Golden Nugget Inc
6.75%, 10/15/2024
(g)
15,595 16,027
IRB Holding Corp
6.75%, 02/15/2026
(g)
10,450 10,878
Yum! Brands Inc
4.75%, 01/15/2030
(g)
14,555 15,556
$ 61,672
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e),(f)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e),(f)
2,000 —
3 Month USD LIBOR + 0.65%
$ —
Semiconductors - 0.41%
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(g)
11,500 12,077
Software - 0.58%
Epicor Software Corp
9.19%, 06/30/2023
(g)
5,658 5,658
3 Month USD LIBOR + 7.25%
Open Text Corp
5.88%, 06/01/2026
(g)
6,635 7,008
PTC Inc
3.63%, 02/15/2025
(g),(m)
1,545 1,559
4.00%, 02/15/2028
(g),(m)
2,675 2,702
$ 16,927
Telecommunications - 6.83%
Altice France SA/France
5.50%, 01/15/2028
(g)
6,670 6,812
8.13%, 02/01/2027
(g)
11,545 12,901
CenturyLink Inc
4.00%, 02/15/2027
(g)
4,120 4,154
CommScope Inc
8.25%, 03/01/2027
(g)
5,170 5,312
Embarq Corp
8.00%, 06/01/2036 14,230 15,816
GTT Communications Inc
7.88%, 12/31/2024
(g)
8,560 6,677
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 24,740 19,854
8.00%, 02/15/2024
(g)
3,235 3,310
Level 3 Financing Inc
5.13%, 05/01/2023 4,440 4,461
5.38%, 01/15/2024 6,895 6,978
Sprint Capital Corp
8.75%, 03/15/2032 6,850 7,586
Sprint Communications Inc
6.00%, 11/15/2022 13,755 14,202
7.00%, 08/15/2020 7,000 7,124
Sprint Corp
7.13%, 06/15/2024 8,840 9,130
7.88%, 09/15/2023 14,995 15,931
Telecom Italia Capital SA
6.38%, 11/15/2033 3,120 3,639
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
13,065 14,241
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
0.00%, 04/15/2022
(d),(e),(f)
$ 6,740 $ —
0.00%, 01/15/2024
(d),(e),(f)
4,025 —
0.00%, 04/15/2024
(d),(e),(f)
4,245 —
0.00%, 04/15/2025
(d),(e),(f)
13,770 —
0.00%, 01/15/2026
(d),(e),(f)
11,120 —
0.00%, 02/01/2026
(d),(e),(f)
3,515 —
4.00%, 04/15/2022 1,740 1,788
5.13%, 04/15/2025 13,770 14,180
6.50%, 01/15/2024 4,025 4,131
6.50%, 01/15/2026 11,120 11,859
Ypso Finance Bis SA
6.00%, 02/15/2028
(g),(m)
9,470 9,382
$ 199,468
Transportation - 1.41%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d)
18,905 5,908
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
25,690 20,359
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(g)
9,350 4,769
11.25%, 08/15/2022
(g)
6,870 4,603
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(g),(h)
5,690 5,576
$ 41,215
Trucking & Leasing - 0.50%
DAE Funding LLC
4.50%, 08/01/2022
(g)
5,235 5,327
5.75%, 11/15/2023
(g)
8,890 9,334
$ 14,661
TOTAL BONDS $ 2,555,307
CONVERTIBLE BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Food - 0.00%
Fresh Express Delivery Holding Group Co Ltd
0.00%, 11/09/2009
(d),(e),(f)
HKD 46,500 —
0.00%, 10/18/2010
(d),(e),(f)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 9.54%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.14%
TransDigm Inc
0.00%, 05/30/2025
(n),(o)
$ 3,990 $ 3,986
3 Month USD LIBOR + 2.50%
Automobile Manufacturers - 0.29%
Navistar Inc
5.18%, 11/06/2024
(o)
8,367 8,374
3 Month USD LIBOR + 3.00%
Commercial Services - 0.17%
Garda World Security Corp
6.66%, 10/23/2026
(o)
2,899 2,916
1 Month USD LIBOR + 4.75%
Refinitiv US Holdings Inc
4.90%, 10/01/2025
(o)
2,058 2,077
3 Month USD LIBOR + 3.00%
$ 4,993
Computers - 0.51%
McAfee LLC
10.16%, 09/29/2025
(o)
14,917 15,024
3 Month USD LIBOR + 3.25%

Schedule of Investments
High Yield Fund
January 31, 2020 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0.17%
Prestige Brands Inc
3.65%, 01/26/2024
(o)
$ 5,088 $ 5,116
3 Month USD LIBOR + 2.00%
Diversified Financial Services - 0.37%
Russell Investments US Institutional Holdco Inc
4.90%, 06/01/2023
(o)
10,697 10,694
3 Month USD LIBOR + 2.00%
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc
4.06%, 12/17/2025
(o)
356 357
3 Month USD LIBOR + 4.50%
Entertainment - 0.34%
Eldorado Resorts Inc
3.94%, 04/17/2024
(o)
5,573 5,568
3 Month USD LIBOR + 3.00%
Lions Gate Capital Holdings LLC
3.90%, 03/24/2025
(o)
4,399 4,370
3 Month USD LIBOR + 2.00%
$ 9,938
Environmental Control - 0.28%
Filtration Group Corp
4.65%, 03/31/2025
(o)
8,048 8,077
3 Month USD LIBOR + 1.75%
Food - 0.52%
Bellring Brands LLC
6.65%, 10/21/2024
(o)
14,829 15,052
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0.19%
Pixelle Specialty Solutions LLC
0.00%, 10/31/2024
(n),(o)
5,560 5,440
1 Month USD LIBOR + 6.50%
Healthcare - Services - 0.45%
RegionalCare Hospital Partners Holdings Inc
5.40%, 11/14/2025
(o)
12,971 13,018
3 Month USD LIBOR + 4.50%
Insurance - 0.38%
Acrisure LLC
6.19%, 11/22/2023
(o)
4,987 4,987
3 Month USD LIBOR + 4.25%
Asurion LLC
4.65%, 11/03/2023
(o)
5,109 5,113
1 Month USD LIBOR + 7.25%
8.15%, 08/04/2025
(o)
1,085 1,101
3 Month USD LIBOR + 3.25%
$ 11,201
Lodging - 0.61%
Golden Nugget LLC
4.40%, 10/04/2023
(o)
2,985 2,989
3 Month USD LIBOR + 2.25%
Marriott Ownership Resorts Inc
3.40%, 08/29/2025
(o)
6,421 6,418
1 Month USD LIBOR + 1.75%
Spectacle Gary Holdings LLC
11.00%, 12/23/2025
(o)
7,949 8,267
1 Month USD LIBOR + 9.00%
$ 17,674
Media - 0.48%
CSC Holdings LLC
4.18%, 04/15/2027
(o)
3,195 3,201
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
4.91%, 08/24/2026
(o)
3,237 3,232
1 Month USD LIBOR + 3.50%
Radiate Holdco LLC
4.65%, 02/01/2024
(o)
7,481 7,482
3 Month USD LIBOR + 3.00%
$ 13,915
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0.23%
California Resources Corp
6.40%, 12/31/2022
(o)
$ 7,570 $ 6,830
3 Month USD LIBOR + 3.50%
Packaging & Containers - 0.27%
Mauser Packaging Solutions Holding Co
5.08%, 04/03/2024
(o)
5,950 5,900
3 Month USD LIBOR + 8.50%
Reynolds Consumer Products LLC
0.00%, 01/29/2027
(n),(o)
2,000 2,008
1 Month USD LIBOR + 1.75%
$ 7,908
Pharmaceuticals - 1.56%
Bausch Health Americas Inc
4.42%, 11/14/2025
(o)
9,397 9,424
3 Month USD LIBOR + 8.75%
4.67%, 05/19/2025
(o)
21,403 21,478
3 Month USD LIBOR + 7.50%
Endo International PLC
5.94%, 04/29/2024
(o)
15,379 14,802
3 Month USD LIBOR + 4.00%
$ 45,704
Pipelines - 0.21%
Buckeye Partners LP
4.53%, 11/01/2026
(o)
6,045 6,093
1 Month USD LIBOR + 2.75%
Retail - 1.11%
Academy Ltd
5.77%, 07/01/2022
(o)
11,513 9,202
3 Month USD LIBOR + 4.50%
Claire's Stores Inc
8.42%, 12/18/2026
(o)
3,129 3,028
1 Month USD LIBOR + 6.50%
IRB Holding Corp
4.38%, 02/05/2025
(o)
6,097 6,105
1 Month USD LIBOR + 2.75%
PetSmart Inc
5.67%, 03/11/2022
(o)
14,273 14,229
1 Month USD LIBOR + 4.00%
$ 32,564
Telecommunications - 1.25%
Avaya Inc
5.93%, 12/16/2024
(o)
15,302 14,961
3 Month USD LIBOR + 6.00%
Level 3 Financing Inc
3.35%, 03/01/2027
(o)
3,458 3,450
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
4.40%, 10/05/2024
(o)
18,835 18,146
3 Month USD LIBOR + 4.25%
$ 36,557
TOTAL SENIOR FLOATING RATE INTERESTS $ 278,515
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1.75%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.75%
1.75%, 11/15/2029 $ 50,000 $ 51,041
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 51,041
Total Investments $ 3,019,569
Other Assets and Liabilities -  (3.42)% (99,711)
TOTAL NET ASSETS - 100.00% $ 2,919,858

Schedule of Investments
High Yield Fund
January 31, 2020 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,661 or 0.81% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,220 or 0.08%
of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,641,706 or 56.23% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) This Senior Floating Rate Note will settle after January 31, 2020, at which time the interest rate will be determined.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Communications 20.83%
Consumer, Cyclical 15.87%
Consumer, Non-cyclical 15.40%
Industrial 13.07%
Financial 11.10%
Energy 10.11%
Basic Materials 6.32%
Money Market Funds 4.50%
Technology 2.51%
Utilities 1.96%
Government 1.75%
Other Assets and Liabilities
(3.42)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 145,374 $ 345,324 $ 364,919 $ 125,779
$ 145,374 $ 345,324 $ 364,919 $ 125,779
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 410 $ — $ — $ —
$ 410 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.33.HY.5 N/A (5.00)% Quarterly 12/20/2024 $ 24,750 $ (2,064) $ (13) $ (2,077)
Total $ (2,064) $ (13) $ (2,077)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Inflation Protection Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.55% Shares Held Value (000's)
Money Market Funds - 2.55%
Principal Government Money Market Fund
1.43%
(a),(b)
44,558,026 $ 44,558
TOTAL INVESTMENT COMPANIES $ 44,558
BONDS - 6.06%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.00%
CD 2007-CD4 Commercial Mortgage Trust
1.38%, 12/11/2049
(c),(d),(e)
$ 4 $ —
Commercial Mortgage Trust 2007-GG9
0.84%, 03/10/2039
(c),(d),(e)
305 —
Ginnie Mae
1.46%, 03/16/2047
(c),(d)
154 6
ML-CFC Commercial Mortgage Trust 2006-3
0.99%, 07/12/2046
(c),(d),(e)
65 —
$ 6
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
3.16%, 02/25/2035 23 13
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0.07%
Chase Mortgage Finance Trust Series 2007-A2
4.79%, 06/25/2035
(d)
40 41
Fannie Mae REMIC Trust 2004-W5
2.11%, 02/25/2047 19 19
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
1.86%, 05/25/2035 7 7
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
3.99%, 10/25/2034 9 9
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
2.64%, 10/25/2034 7 7
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
2.28%, 04/25/2035 70 70
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
2.43%, 08/25/2035 14 13
1.00 x 1 Month USD LIBOR + 0.77%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
1.87%, 04/25/2037 2,072 1,050
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
2.03%, 01/25/2045 34 33
1.00 x 1 Month USD LIBOR + 0.37%
$ 1,249
Other Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
1.78%, 04/25/2036 27 11
1.00 x 1 Month USD LIBOR + 0.12%
Countrywide Asset-Backed Certificates
2.79%, 12/25/2032 15 15
1.00 x 1 Month USD LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
2.09%, 11/25/2033 1 1
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
2.46%, 06/25/2034 29 29
1.00 x 1 Month USD LIBOR + 0.80%
$ 56
Sovereign - 5.99%
Colombia Government International Bond
3.00%, 01/30/2030 2,165 2,183
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028
(e)
EUR 22,417 27,516
3.85%, 09/01/2049
(e)
4,665 7,388
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japanese Government CPI Linked Bond
0.10%, 03/10/2027 JPY 1,910,000 $ 18,054
0.10%, 03/10/2028 1,771,814 16,751
0.10%, 03/10/2029 2,243,402 21,220
Mexico Government International Bond
3.25%, 04/16/2030 $ 2,022 2,057
New Zealand Government Inflation Linked Bond
2.50%, 09/20/2035 NZD 7,654 6,426
2.50%, 09/20/2040 3,581 3,136
$ 104,731
TOTAL BONDS $ 106,055
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 93.05%
Principal
Amount (000's) Value (000's)
U.S. Treasury Inflation-Indexed Obligations - 93.05%
0.13%, 01/15/2022 $ 89,859 $ 90,071
0.13%, 04/15/2022 108,579 108,793
0.13%, 07/15/2022 19,546 19,710
0.13%, 01/15/2023 36,932 37,188
0.13%, 07/15/2024 46,211 47,037
0.13%, 07/15/2026 49,909 51,055
0.13%, 01/15/2030 38,395 39,338
0.25%, 01/15/2025 85,633 87,567
0.25%, 07/15/2029 53,534 55,620
0.38%, 07/15/2023 26,032 26,592
0.38%, 07/15/2025 63,452 65,686
0.38%, 01/15/2027 56,062 58,133
0.38%, 07/15/2027 43,631 45,503
0.50%, 01/15/2028 69,362 72,873
0.63%, 07/15/2021 15,493 15,652
0.63%, 04/15/2023 59,243 60,567
0.63%, 01/15/2024 76,062 78,466
0.63%, 01/15/2026
(f)
128,863 135,041
0.63%, 02/15/2043 36,124 38,944
0.75%, 07/15/2028 52,584 56,710
0.75%, 02/15/2042 27,861 30,769
0.75%, 02/15/2045
(g)
41,762 46,396
0.88%, 01/15/2029 76,294 83,161
0.88%, 02/15/2047 5,397 6,224
1.00%, 02/15/2046 24,474 28,848
1.00%, 02/15/2048 29,883 35,634
1.00%, 02/15/2049 23,831 28,637
1.38%, 02/15/2044 15,851 19,884
1.75%, 01/15/2028 18,324 21,055
2.00%, 01/15/2026 16,348 18,465
2.13%, 02/15/2040 12,788 17,621
2.13%, 02/15/2041 13,330 18,547
2.38%, 01/15/2025 3,769 4,249
2.38%, 01/15/2027 31,618 37,199
2.50%, 01/15/2029 12,745 15,732
3.38%, 04/15/2032 9,354 13,237
3.88%, 04/15/2029 8,476 11,567
$ 1,627,771
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,627,771
TOTAL PURCHASED OPTIONS - 0.05% $ 861
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.35% $ 6,081
TOTAL PURCHASED CAPPED OPTIONS - 0.00% 86
Total Investments $ 1,785,412
Other Assets and Liabilities -  (2.06)% (36,080)
TOTAL NET ASSETS - 100.00% $ 1,749,332
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security is an Interest Only Strip.

Schedule of Investments
Inflation Protection Fund
January 31, 2020 (unaudited)
See accompanying notes.

(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $34,904 or 2.00% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $8,077 or 0.46% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,657 or 0.21% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 99.04%
Money Market Funds 2.55%
Purchased Interest Rate Swaptions 0.35%
Mortgage Securities 0.07%
Purchased Options 0.05%
Asset Backed Securities 0.00%
Purchased Capped Options 0.00%
Other Assets and Liabilities
(2.06)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 38,171 $ 188,387 $ 182,000 $ 44,558
$ 38,171 $ 188,387 $ 182,000 $ 44,558
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 118 $ — $ — $ —
$ 118 $ — $ — $ —
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.35%) Receive $ 54,600 0.35% 04/07/2020 $ 25 $ 34 $ 9
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.35%) Receive 54,600 0.35% 04/07/2020 23 34 11
Put - 5Y-30Y CMS Index Cap Morgan Stanley
& Co
Max (0, 5Y CMS-0.37%) Pay 25,700 0.37% 02/13/2020 19 3 (16)
Call - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.35%) Receive 27,080 0.35% 07/09/2020 23 5 (18)
Call - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 26,890 0.40% 06/30/2020 21 10 (11)
Total $ 111 $ 86 $ (25)
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.45%) Pay $ 54,600 0.45% 04/07/2020 $ (6) $ (12) $ (6)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.45%) Pay 54,600 0.45% 04/07/2020 (5) (11) (6)
Call - 5Y-30Y CMS Index Cap Morgan Stanley
& Co
Max (0, 5Y CMS-0.47%) Receive 25,700 0.47% 02/13/2020 (9) — 9
Put - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.25%) Pay 54,160 0.25% 07/09/2020 (26) (1) 25
Put - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay 53,790 0.30% 06/30/2020 (28) (3) 25
Total $ (74) $ (27) $ 47
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - GBP versus USD Citigroup Inc 1 GBP 13,525 GBP 1.35 05/04/2020 $ 299 $ 91 $ (208)
Call - 90 Day Eurodollar Future;
December 2021
N/A 638 $ 1,595 $ 99.75 12/14/2021 113 72 (41)
Put - 90 Day Eurodollar Future;
June 2022
N/A 143 $ 358 $ 98.25 06/15/2020 32 6 (26)
Call - 90 Day Eurodollar Future;
March 2020
N/A 450 $ 1,125 $ 97.75 03/17/2020 76 686 610

Schedule of Investments
Inflation Protection Fund
January 31, 2020 (unaudited)
See accompanying notes.

Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Euro Bond 10 Year Bond
Future; March 2020
N/A 31 EUR 31 EUR 171.00 02/24/2020 $ 26 $ 1 $ (25)
Put - US 10 Year Note Future; June
2020
N/A 29 $ 29 $ 128.50 03/30/2020 14 3 (11)
Put - US 10 Year Note Future; June
2020
N/A 25 $ 25 $ 128.00 03/30/2020 8 2 (6)
Total $ 568 $ 861 $ 293
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - GBP versus USD Deutsche Bank AG 1 GBP 13,525 GBP 1.35 05/04/2020 $ (172) $ (91) $ 81
Call - 90 Day Eurodollar Future;
December 2021
N/A 319 $ 798 $ 99.38 12/14/2021 (139) (104) 35
Call - 90 Day Eurodollar Future;
March 2020
N/A 450 $ 1,125 $ 97.88 03/17/2020 (62) (546) (484)
Total $ (373) $ (741) $ (368)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 33,110 1.77% 11/06/2024 $ 179 $ 137 $ (42)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 57,582 2.10% 05/14/2020 140 — (140)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 57,582 2.10% 05/14/2020 139 394 255
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 33,110 1.77% 11/06/2024 179 245 66
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 321 14 (307)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,420 3.08% 01/30/2029 81 35 (46)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 81 179 98
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,873 1.72% 05/20/2020 66 22 (44)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,410 3.05% 01/11/2029 80 35 (45)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 80 175 95
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 458 286
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 224 614 390
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,872 2.98% 03/08/2024 224 54 (170)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 120 (52)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,870 2.95% 03/13/2024 220 57 (163)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,610 2.25% 08/09/2022 133 87 (46)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.46% 08/17/2021 205 158 (47)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.46% 08/17/2021 205 194 (11)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 17,020 2.35% 07/14/2020 64 16 (48)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,870 2.95% 03/13/2024 219 603 384
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,295 2.86% 02/23/2039 64 48 (16)

Schedule of Investments
Inflation Protection Fund
January 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 1,310 2.99% 04/28/2038 $ 62 $ 45 $ (17)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 61 155 94
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 64 145 81
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 149 85 (64)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 243 115 (128)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 115 (103)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 80 35 (45)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 80 173 93
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,318 1.50% 06/02/2020 61 101 40
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 56,710 1.20% 09/24/2020 178 191 13
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 37,540 1.25% 08/11/2020 179 121 (58)
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 48 148 100
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive 151,300 0.78% 04/19/2021 47 3 (44)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 6,520 2.85% 05/10/2022 379 85 (294)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,130 3.80% 06/08/2021 200 7 (193)
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,500 1.60% 06/12/2020 193 138 (55)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 13,420 2.52% 02/27/2020 147 774 627
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 13,420 2.52% 02/27/2020 148 — (148)
Total $ 5,785 $ 6,081 $ 296
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 86,280 2.15% 05/28/2021 $ (242) $ (22) $ 220
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 63,350 2.35% 05/18/2021 (129) (9) 120
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 66,390 1.76% 06/11/2020 (190) (6) 184
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 66,390 1.76% 06/11/2020 (190) (251) (61)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 33,110 1.58% 11/06/2020 (78) (123) (45)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 33,110 1.58% 11/06/2020 (78) (20) 58
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 63,980 2.31% 04/07/2020 (136) — 136
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 63,980 2.33% 04/07/2020 (138) — 138
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 1.33% 08/06/2020 (17) (8) 9
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 1.33% 08/06/2020 (16) (8) 8
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 106,820 2.40% 06/02/2021 (194) (15) 179
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,180 1.25% 08/20/2020 (124) (77) 47

Schedule of Investments
Inflation Protection Fund
January 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,520 1.65% 01/11/2022 $ (128) $ (212) $ (84)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,520 2.15% 01/11/2022 (129) (74) 55
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,590 1.60% 01/07/2022 (128) (201) (73)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,590 2.10% 01/07/2022 (129) (81) 48
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,870 3.87% 06/08/2021 (213) (6) 207
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 3.25% 08/09/2022 (33) (17) 16
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,450 1.74% 11/20/2020 (179) (93) 86
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.64% 11/03/2020 (90) (58) 32
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,740 1.64% 11/03/2020 (90) (111) (21)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,740 1.62% 11/03/2020 (92) (109) (17)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,450 1.74% 11/20/2020 (180) (273) (93)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,307 2.79% 03/09/2021 (218) (15) 203
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,490 1.62% 09/15/2020 (87) (94) (7)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,490 1.62% 09/15/2020 (87) (50) 37
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,970 1.76% 09/17/2020 (175) (252) (77)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 6,970 1.76% 09/17/2020 (175) (67) 108
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.62% 11/03/2020 (91) (59) 32
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (68) (40) 28
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,930 3.05% 03/13/2029 (209) (486) (277)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (412) (83) 329
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,930 3.05% 03/13/2029 (208) (99) 109
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,670 1.95% 07/14/2020 (61) (21) 40
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,307 2.79% 03/09/2021 (218) (888) (670)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,170 2.20% 06/12/2020 (157) (500) (343)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,740 1.42% 08/18/2020 (149) (94) 55
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,390 2.30% 06/16/2020 (78) (5) 73
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.42% 08/18/2020 (149) (125) 24
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,170 2.20% 06/12/2020 (156) (8) 148
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,870 2.35% 07/13/2020 (41) (4) 37
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,450 2.30% 07/27/2020 (70) (7) 63
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,990 2.00% 08/04/2020 (45) (11) 34
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,660 1.75% 08/10/2020 (44) (22) 22
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,180 1.65% 08/20/2020 (124) (85) 39

Schedule of Investments
Inflation Protection Fund
January 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 3,870 2.35% 07/13/2020 $ (39) $ (4) $ 35
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 6 Month Euro
Interbank Offered Rate
Pay EUR 16,250 0.18% 07/17/2020 (222) (61) 161
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 7,180 1.60% 08/18/2020 (133) (97) 36
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 7,180 1.20% 08/18/2020 (133) (67) 66
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (36) (17) 19
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (39) 37
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,730 2.25% 08/21/2024 (170) (166) 4
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/21/2024 (132) (65) 67
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,500 1.95% 01/31/2022 (129) (105) 24
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (35) 44
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,500 1.45% 01/31/2022 (128) (163) (35)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (64) 84
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (90) (35) 55
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 36,220 2.00% 11/30/2020 (49) (15) 34
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 13,011 0.11% 05/18/2021 (43) (3) 40
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 40,635 1.00% 06/02/2020 (56) (39) 17
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 38,710 0.12% 04/09/2021 (147) (5) 142
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,390 0.05% 06/11/2021 (34) (5) 29
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.00% 06/15/2021 (16) (3) 13
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,030 0.00% 06/15/2021 (17) (3) 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,060 0.00% 06/21/2021 (14) (3) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,080 0.00% 06/22/2021 (17) (3) 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,630 0.00% 06/28/2021 (15) (3) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,060 0.00% 07/02/2021 (15) (4) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.10% 04/13/2021 (66) (3) 63
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 32,410 2.46% 02/27/2020 (143) — 143
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 25,030 0.10% 03/30/2021 (88) (4) 84
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 32,410 2.46% 02/27/2020 (143) (694) (551)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 19,480 0.16% 04/13/2021 (66) (2) 64
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 20,240 3.25% 12/30/2020 (75) — 75
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 17,665 1.53% 12/14/2020 (84) (36) 48
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 9,180 0.15% 08/10/2021 (12) (11) 1
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 16,230 0.15% 08/10/2021 (22) (20) 2

Schedule of Investments
Inflation Protection Fund
January 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 113,410 0.70% 09/24/2020 $ (124) $ (114) $ 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 29,530 0.25% 09/07/2021 (48) (61) (13)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 17,665 1.53% 12/14/2020 (84) (137) (53)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 6,870 0.05% 07/06/2021 (15) (5) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,190 0.00% 07/20/2021 (13) (4) 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 22,110 3.50% 08/25/2020 (75) — 75
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 11,560 0.55% 12/22/2020 (42) — 42
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 189,800 2.40% 02/25/2020 (579) (3,865) (3,286)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,130 3.50% 06/16/2020 (41) — 41
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 229,100 3.40% 02/25/2020 (871) — 871
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 17,590 3.45% 06/09/2020 (73) — 73
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 12,600 2.90% 06/01/2020 (93) — 93
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 17,710 3.35% 06/01/2020 (64) — 64
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 12,700 3.15% 05/06/2020 (70) — 70
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,780 2.94% 04/20/2020 (165) — 165
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,780 2.94% 04/20/2020 (165) (753) (588)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 24,070 2.89% 04/15/2020 (174) (740) (566)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 24,070 2.89% 04/15/2020 (174) — 174
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,760 2.88% 04/15/2020 (172) (725) (553)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,760 2.88% 04/15/2020 (172) — 172
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 75,070 0.75% 08/11/2020 (142) (61) 81
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 6 Month Euro
Interbank Offered Rate
Receive EUR 24,510 0.60% 12/15/2020 (93) — 93
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 8,670 0.08% 06/01/2021 (25) (2) 23
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 17,665 1.51% 12/15/2020 (84) (39) 45
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 19,300 0.15% 04/20/2021 (70) (3) 67
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive $ 17,665 1.51% 12/15/2020 (84) (132) (48)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,400 2.85% 06/12/2020 (73) (3) 70
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,240 1.91% 11/30/2026 (161) (188) (27)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,240 1.91% 11/30/2026 (161) (142) 19
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 3,535 0.14% 09/13/2022 (53) (46) 7
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,535 0.14% 09/13/2022 (53) (56) (3)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,540 0.04% 09/14/2022 (55) (46) 9
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 3,540 0.04% 09/14/2022 (55) (57) (2)

Schedule of Investments
Inflation Protection Fund
January 31, 2020 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 10,120 0.00% 07/28/2020 $ (29) $ (9) $ 20
Total $ (12,934) $ (13,751) $ (817)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2022 Long 46 $ 11,361 $ 42
Canada 10 Year Bond; March 2020 Long 593 63,705 1,041
Euro Bond 10 Year Bond; March 2020 Short 169 32,808 (405)
Euro Schatz; March 2020 Long 710 88,259 68
Euro-BTP; March 2020 Short 265 43,506 (1,478)
Japan 10 Year Bond TSE; March 2020 Short 5 7,054 (43)
US 10 Year Note; March 2020 Short 264 34,757 (404)
US 10 Year Ultra Note; March 2020 Short 965 140,558 (3,514)
US 2 Year Note; March 2020 Long 887 191,911 722
US 5 Year Note; March 2020 Long 626 75,320 697
US Long Bond; March 2020 Short 55 8,994 (116)
US Ultra Bond; March 2020 Long 31 6,004 291
Total $ (3,099)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 02/05/2020 $ 3,639 JPY 400,480 $ — $ (57)
Bank of America NA 02/05/2020 $ 96 GBP 72 1 —
Bank of America NA 02/05/2020 EUR 31,218 $ 34,414 210 —
Bank of America NA 02/14/2020 EUR 1,560 $ 1,735 — (4)
Bank of America NA 02/18/2020 JPY 189,797 $ 1,735 18 —
Bank of America NA 03/04/2020 $ 34,474 EUR 31,218 — (203)
Bank of America NA 03/18/2020 AUD 2,580 $ 1,805 — (77)
Bank of America NA 03/18/2020 $ 3,550 CAD 4,641 43 —
Bank of America NA 03/18/2020 CAD 6,830 $ 5,211 — (49)
Bank of America NA 03/18/2020 EUR 1,560 $ 1,740 — (5)
Bank of America NA 03/18/2020 $ 1,683 EUR 1,500 15 —
Bank of America NA 03/18/2020 $ 3,480 JPY 378,494 — (22)
Barclays Bank PLC 02/05/2020 $ 51,890 JPY 5,657,216 — (323)
Barclays Bank PLC 03/18/2020 CAD 2,259 $ 1,740 — (33)
BMO Capital Markets 02/05/2020 GBP 213 $ 282 — —
BNP Paribas 02/14/2020 GBP 1,330 $ 1,739 18 —
BNP Paribas 03/04/2020 $ 1,507 CAD 1,993 1 —
CIBC World Markets 03/18/2020 EUR 1,550 $ 1,725 — (2)
Citigroup Inc 02/05/2020 $ 2,920 GBP 2,254 — (56)
Citigroup Inc 02/05/2020 $ 45,151 EUR 40,863 — (171)
Deutsche Bank AG 02/05/2020 GBP 1,674 $ 2,170 40 —
Deutsche Bank AG 02/05/2020 $ 2,819 EUR 2,546 — (4)
Deutsche Bank AG 03/18/2020 AUD 2,480 $ 1,735 — (74)
Deutsche Bank AG 03/18/2020 $ 1,735 JPY 187,637 — (1)
Goldman Sachs & Co 02/13/2020 CAD 2,264 $ 1,735 — (24)
Goldman Sachs & Co 02/18/2020 JPY 376,362 $ 3,445 31 —
Goldman Sachs & Co 03/18/2020 $ 1,779 AUD 2,580 51 —
Goldman Sachs & Co 03/18/2020 AUD 6,309 $ 4,321 — (96)
Goldman Sachs & Co 03/18/2020 $ 4,321 CAD 5,675 32 —
Goldman Sachs & Co 03/18/2020 CAD 2,343 $ 1,779 — (8)
HSBC Securities Inc 02/05/2020 EUR 2,375 $ 2,632 2 —
HSBC Securities Inc 02/05/2020 EUR 8,224 $ 9,157 — (36)
HSBC Securities Inc 02/05/2020 JPY 6,057,612 $ 55,595 313 —
HSBC Securities Inc 02/05/2020 NZD 14,033 $ 9,127 — (56)
HSBC Securities Inc 03/04/2020 $ 55,677 JPY 6,057,612 — (320)
HSBC Securities Inc 03/04/2020 $ 9,131 NZD 14,033 60 —
HSBC Securities Inc 03/18/2020 $ 1,702 AUD 2,480 41 —
HSBC Securities Inc 03/18/2020 CAD 3,451 $ 2,615 — (7)
HSBC Securities Inc 03/18/2020 JPY 185,621 $ 1,701 16 —

Schedule of Investments
Inflation Protection Fund
January 31, 2020 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 02/05/2020 $ 1,051 EUR 934 $ 15 $ —
Morgan Stanley & Co 02/14/2020 AUD 2,530 $ 1,744 — (50)
Morgan Stanley & Co 03/18/2020 CAD 23,202 $ 17,625 — (91)
Morgan Stanley & Co 03/18/2020 EUR 1,500 $ 1,682 — (14)
Morgan Stanley & Co 03/18/2020 $ 1,736 EUR 1,560 2 —
Morgan Stanley & Co 03/18/2020 $ 1,740 JPY 189,430 — (13)
Morgan Stanley & Co 03/18/2020 JPY 190,653 $ 1,737 27 —
UBS AG 02/05/2020 $ 316 CAD 421 — (2)
Westpac Banking Corporation 02/05/2020 $ 13,215 NZD 20,517 — (47)
Total $ 936 $ (1,845)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 $ 13,845 $ 1,196 $ 1 $ 1,197
3 Month USD LIBOR Pay 1.76% Quarterly Semiannual N/A 01/09/2030 1,060 28 — 28
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 01/08/2030 1,890 43 — 43
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 01/08/2030 1,000 25 — 25
3 Month USD LIBOR Pay 1.80% Quarterly Semiannual N/A 01/07/2030 1,910 56 — 56
3 Month USD LIBOR Receive 1.66% Semiannual Quarterly N/A 12/22/2022 4,225 (34) — (34)
3 Month USD LIBOR Receive 1.66% Semiannual Quarterly N/A 12/22/2022 4,225 (34) — (34)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 12/21/2022 4,880 (36) — (36)
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 27,160 2,233 1 2,234
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 150 6 — 6
3 Month USD LIBOR Receive 1.46% Semiannual Quarterly N/A 12/01/2022 7,490 (30) — (30)
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/15/2044 2,490 (46) — (46)
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/12/2034 2,060 (67) — (67)
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 11/07/2034 2,040 (47) — (47)
3 Month USD LIBOR Pay 3.17% Quarterly Semiannual N/A 10/31/2024 1,715 146 — 146
3 Month USD LIBOR Receive 1.61% Semiannual Quarterly N/A 11/01/2023 4,560 (32) — (32)
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/01/2023 4,560 (30) — (30)
3 Month USD LIBOR Pay 1.48% Quarterly Semiannual N/A 02/04/2030 470 — — —
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 10/26/2023 4,080 (24) — (24)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 1,100 (20) — (20)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (18) — (18)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (18) — (18)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 1,940 (34) — (34)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 (25) — (25)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/30/2021 4,660 (4) — (4)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/27/2021 29,390 (26) 1 (25)
3 Month USD LIBOR Receive 1.76% Semiannual Quarterly N/A 07/09/2030 1,690 (44) — (44)
3 Month USD LIBOR Pay 1.97% Quarterly Semiannual N/A 01/10/2050 320 21 — 21
3 Month USD LIBOR Receive 1.60% Semiannual Quarterly N/A 05/31/2024 12,165 (148) 1 (147)
3 Month USD LIBOR Pay 1.78% Quarterly Semiannual N/A 01/22/2030 945 27 — 27
3 Month USD LIBOR Pay 1.48% Quarterly Semiannual N/A 02/04/2030 940 — — —
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 02/04/2030 820 2 — 2
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 02/03/2030 940 3 — 3
3 Month USD LIBOR Receive 1.38% Semiannual Quarterly N/A 05/31/2024 6,360 (18) — (18)
3 Month USD LIBOR Pay 1.52% Quarterly Semiannual N/A 02/03/2030 935 4 — 4
3 Month USD LIBOR Pay 1.52% Quarterly Semiannual N/A 02/03/2030 935 4 — 4
3 Month USD LIBOR Pay 1.56% Quarterly Semiannual N/A 01/31/2030 940 7 — 7
3 Month USD LIBOR Receive 1.42% Semiannual Quarterly N/A 05/31/2024 6,360 (30) — (30)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 02/15/2036 3,890 54 1 55
3 Month USD LIBOR Receive 1.57% Semiannual Quarterly N/A 08/15/2029 5,935 (59) — (59)
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 02/15/2036 3,890 62 — 62
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 08/15/2029 5,935 (67) — (67)
3 Month USD LIBOR Pay 1.36% Quarterly Semiannual N/A 09/28/2021 8,610 6 — 6
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 01/30/2030 1,860 22 — 22
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 04/29/2030 2,270 19 — 19
3 Month USD LIBOR Pay 1.76% Quarterly Semiannual N/A 05/15/2045 2,770 37 — 37
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 940 9 — 9
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 01/29/2030 1,760 15 — 15
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 01/29/2030 940 8 — 8
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 1,880 18 — 18

Schedule of Investments
Inflation Protection Fund
January 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.66% Quarterly Semiannual N/A 01/28/2030 $ 765 $ 13 $ — $ 13
3 Month USD LIBOR Pay 1.69% Quarterly Semiannual N/A 01/28/2030 1,870 37 — 37
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 01/27/2030 940 17 — 17
3 Month USD LIBOR Pay 1.70% Quarterly Semiannual N/A 01/27/2030 940 19 — 19
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 01/23/2030 1,590 40 — 40
3 Month USD LIBOR Pay 1.77% Quarterly Semiannual N/A 01/23/2030 940 25 — 25
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/30/2030 2,570 24 — 24
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 13 — 13
3 Month USD LIBOR Pay 1.49% Quarterly Semiannual N/A 02/04/2030 470 — — —
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 2,160 (353) — (353)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 840 (34) — (34)
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 420 (22) (1) (23)
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 2,830 280 — 280
3 Month USD LIBOR Pay 2.23% Quarterly Semiannual N/A 03/24/2022 5,370 92 — 92
3 Month USD LIBOR Pay 2.15% Quarterly Semiannual N/A 03/30/2022 9,150 145 — 145
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 590 31 — 31
3 Month USD LIBOR Receive 2.36% Semiannual Quarterly N/A 03/29/2030 5,690 (468) — (468)
3 Month USD LIBOR Pay 2.03% Quarterly Semiannual N/A 03/30/2022 26,030 350 — 350
3 Month USD LIBOR Receive 2.16% Semiannual Quarterly N/A 03/31/2025 1,070 (43) — (43)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 54,580 (280) 1 (279)
3 Month USD LIBOR Receive 2.31% Semiannual Quarterly N/A 04/03/2025 6,440 (309) 1 (308)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 29,060 526 — 526
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 28,450 (109) — (109)
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 07/02/2021 16,790 141 — 141
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 33,170 (209) — (209)
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 1,190 102 — 102
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 04/27/2025 7,830 (391) — (391)
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 34,020 520 (1) 519
3 Month USD LIBOR Receive 2.55% Semiannual Quarterly N/A 05/06/2030 1,140 (115) — (115)
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 4,177 62 — 62
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 10,650 92 — 92
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 53,710 254 — 254
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/05/2021 5,157 78 — 78
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 16,060 (10) 1 (9)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 4 — 4
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 5 — 5
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 157,520 3,603 (81) 3,522
3 Month USD LIBOR Receive 2.90% Semiannual Quarterly N/A 02/15/2049 40 (11) — (11)
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 07/14/2022 25,650 (226) — (226)
3 Month USD LIBOR Receive 2.43% Semiannual Quarterly N/A 03/15/2023 6,320 (147) — (147)
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 13,710 (836) 13 (823)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 EUR 1,830 (5) 1 (4)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 1,580 (5) — (5)
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 01/03/2024 3,855 (22) — (22)
6 Month Euro Interbank Offered Rate Receive (0.06)% Annual Semiannual N/A 01/03/2024 3,855 (21) — (21)
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 2,290 (13) — (13)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 01/16/2022 15,460 25 1 26
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 1,880 (5) — (5)
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 3,190 (91) 1 (90)
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 2,350 (9) — (9)
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 19,820 (20) 1 (19)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/18/2025 375 (3) — (3)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 2,280 (6) — (6)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 12/13/2023 7,310 (23) — (23)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 1,640 (12) — (12)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 18,090 (14) 1 (13)
6 Month Euro Interbank Offered Rate Receive (0.45)% Annual Semiannual N/A 12/16/2021 7,070 11 — 11
6 Month GBP LIBOR Receive 0.78% Semiannual Semiannual N/A 01/30/2070 GBP 3,080 (37) (5) (42)
6 Month GBP LIBOR Pay 0.76% Semiannual Semiannual N/A 01/30/2030 14,575 49 21 70
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 JPY 38,580 (12) 1 (11)
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 33,410 (6) 1 (5)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 24,710 2 — 2
6 Month JPY LIBOR Receive 0.37% Semiannual Semiannual N/A 01/30/2045 18,410 (1) — (1)
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 24,090 (18) 1 (17)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 12,400 3 — 3
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 02/08/2022 $ 35,000 (210) 1 (209)

Schedule of Investments
Inflation Protection Fund
January 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.98% Annual Annual N/A 05/02/2022 $ 11,000 $ (89) $ — $ (89)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.84% Annual Annual N/A 01/31/2030 16,890 (11) — (11)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.75% Annual Annual N/A 08/22/2029 7,910 (72) 1 (71)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 35,952 (153) 1 (152)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.79% Annual Annual N/A 08/22/2049 2,515 128 — 128
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 15,060 (22) 1 (21)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 24,120 (226) — (226)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 7,950 (375) 1 (374)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 12/12/2049 4,480 (25) 1 (24)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.82% Annual Annual N/A 02/03/2030 16,775 17 1 18
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 01/16/2030 8,435 (116) — (116)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.95% Annual Annual N/A 11/25/2049 2,680 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.86% Annual Annual N/A 11/25/2029 8,375 1 — 1
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 1.22% Annual Annual N/A 01/15/2030 EUR 6,985 92 1 93
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Receive 1.09% Annual Annual N/A 11/15/2029 7,045 21 (5) 16
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 1.43% Annual Annual N/A 11/15/2049 1,930 (52) 10 (42)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 1.39% Annual Annual N/A 06/15/2049 1,525 (54) (4) (58)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 12,460 (332) 3 (329)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.40% Annual Annual N/A 08/15/2049 1,675 (55) 1 (54)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.05% Annual Annual N/A 08/15/2029 6,515 29 (1) 28
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.13% Annual Annual N/A 01/15/2030 14,120 26 1 27
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.30% Annual Annual N/A 01/15/2029 6,375 (191) 1 (190)
New Zealand Bank Bill 3 Month FRA Receive 2.58% Semiannual Quarterly N/A 03/20/2029 NZD 3,084 (213) 6 (207)
New Zealand Bank Bill 3 Month FRA Receive 2.55% Semiannual Quarterly N/A 03/20/2029 8,395 (564) 15 (549)
New Zealand Bank Bill 3 Month FRA Pay 1.27% Quarterly Semiannual N/A 08/15/2029 11,925 (91) (2) (93)
New Zealand Bank Bill 3 Month FRA Receive 2.80% Semiannual Quarterly N/A 03/20/2029 10,511 (866) 28 (838)
New Zealand Bank Bill 3 Month FRA Receive 2.59% Semiannual Quarterly N/A 03/20/2029 1,646 (115) 3 (112)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 GBP 4,100 90 — 90
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 5,400 (64) — (64)
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 4,100 (123) — (123)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 5,400 104 — 104
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 9,490 460 (12) 448
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 21,695 644 (127) 517
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 5,200 (106) (1) (107)
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 5,200 169 1 170
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 4,000 133 — 133
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 4,000 (187) (1) (188)
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 12/15/2029 5,125 (65) (1) (66)
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 9,745 624 21 645
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 9,745 (695) (107) (802)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 12,690 719 (25) 694
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 12,690 (567) 41 (526)
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 8,890 261 (7) 254

Schedule of Investments
Inflation Protection Fund
January 31, 2020 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
US Federal Funds Effective Rate
(continuous series)
Receive 1.41% Annual Annual N/A 12/15/2021 $ 28,535 $ (119) $ — $ (119)
US Federal Funds Effective Rate
(continuous series)
Receive 1.31% Annual Annual N/A 12/15/2021 58,860 (137) (2) (139)
US Federal Funds Effective Rate
(continuous series)
Receive 1.35% Annual Annual N/A 05/31/2024 6,185 (63) — (63)
Total $ 3,395 $ (194) $ 3,201
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Emerging Markets Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.79% Shares Held Value (000's)
Money Market Funds - 0.79%
Principal Government Money Market Fund
1.43%
(a),(b)
2,487,507 $ 2,488
TOTAL INVESTMENT COMPANIES $ 2,488
COMMON STOCKS - 97.21% Shares Held Value (000's)
Aerospace & Defense - 0.25%
Hanwha Aerospace Co Ltd
( c)
28,658 775
Agriculture - 0.91%
KT&G Corp 36,136 2,872
Apparel - 0.40%
Fila Holdings Corp 34,715 1,271
Automobile Manufacturers - 1.47%
Hyundai Motor Co 15,619 1,621
Kia Motors Corp 88,660 3,016
$ 4,637
Banks - 11.23%
Axis Bank Ltd 235,398 2,403
Banco do Brasil SA 232,500 2,622
Bank Rakyat Indonesia Persero Tbk PT 7,815,700 2,541
Credicorp Ltd 16,043 3,314
First Abu Dhabi Bank PJSC 627,694 2,634
Grupo Financiero Banorte SAB de CV 482,200 2,972
HDFC Bank Ltd 160,001 2,741
ICICI Bank Ltd 414,781 3,056
OTP Bank Nyrt 92,928 4,305
PT Bank Central Asia Tbk 1,428,800 3,376
RHB Bank Bhd 456,200 633
Sberbank of Russia PJSC ADR 121,980 1,946
Shinhan Financial Group Co Ltd 87,167 2,844
$ 35,387
Beverages - 0.99%
Thai Beverage PCL 5,403,200 3,136
Building Materials - 2.26%
Anhui Conch Cement Co Ltd 391,464 2,654
China Lesso Group Holdings Ltd 619,000 796
Huaxin Cement Co Ltd 577,605 1,754
UltraTech Cement Ltd 30,826 1,905
$ 7,109
Chemicals - 0.16%
UPL Ltd 67,957 500
Commercial Services - 0.95%
New Oriental Education & Technology Group Inc
ADR
(c)
24,767 3,010
Computers - 0.41%
Wipro Ltd 388,227 1,291
Cosmetics & Personal Care - 0.30%
Colgate-Palmolive India Ltd 51,108 950
Diversified Financial Services - 5.28%
Bajaj Finance Ltd 49,327 3,007
Cholamandalam Investment and Finance Co Ltd 111,761 513
CTBC Financial Holding Co Ltd 2,846,000 2,064
Housing Development Finance Corp Ltd 193,591 6,543
Muthoot Finance Ltd 163,942 1,748
Tisco Financial Group PCL 838,100 2,757
$ 16,632
Electrical Components & Equipment - 0.46%
Delta Electronics Inc 312,000 1,458
Electronics - 0.50%
Taiwan Union Technology Corp 382,000 1,567
Engineering & Construction - 1.64%
Daelim Industrial Co Ltd 13,990 940
Grupo Aeroportuario del Pacifico SAB de CV 119,300 1,477
Larsen & Toubro Ltd 143,337 2,746
$ 5,163
Food - 3.24%
Indofood Sukses Makmur Tbk PT 1,951,500 1,118
Minerva SA/ Brazil
( c)
299,300 834
Nestle India Ltd 6,583 1,415
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Tingyi Cayman Islands Holding Corp 760,000 $ 1,282
Uni-President Enterprises Corp 1,236,000 2,945
X5 Retail Group NV 71,738 2,626
$ 10,220
Forest Products & Paper - 0.29%
Mondi PLC 44,813 912
Gas - 0.85%
ENN Energy Holdings Ltd 229,900 2,673
Home Furnishings - 0.54%
Gree Electric Appliances Inc of Zhuhai
( c)
191,283 1,708
Insurance - 6.27%
AIA Group Ltd 166,800 1,653
BB Seguridade Participacoes SA 154,900 1,258
IRB Brasil Resseguros S/A 358,300 3,703
PICC Property & Casualty Co Ltd 3,698,000 3,955
Ping An Insurance Group Co of China Ltd 594,000 6,717
Powszechny Zaklad Ubezpieczen SA 238,504 2,471
$ 19,757
Internet - 19.39%
AfreecaTV Co Ltd 18,300 818
Alibaba Group Holding Ltd ADR
(c)
110,933 22,918
JD.com Inc ADR
(c)
131,139 4,943
Just Dial Ltd
( c)
96,362 756
Meituan Dianping
( c)
205,400 2,600
MercadoLibre Inc
( c)
3,109 2,061
Naspers Ltd 31,153 5,053
Tencent Holdings Ltd 371,300 17,707
Vipshop Holdings Ltd ADR
(c)
333,897 4,251
$ 61,107
Iron & Steel - 1.58%
Eregli Demir ve Celik Fabrikalari TAS 1,072,478 1,666
Kumba Iron Ore Ltd 41,311 955
Severstal PJSC 167,168 2,350
$ 4,971
Lodging - 0.37%
NagaCorp Ltd 824,000 1,162
Mining - 1.67%
Impala Platinum Holdings Ltd
( c)
138,003 1,297
MMC Norilsk Nickel PJSC ADR 122,964 3,967
$ 5,264
Miscellaneous Manufacturers - 1.57%
Largan Precision Co Ltd 26,000 4,038
Sunny Optical Technology Group Co Ltd 57,000 906
$ 4,944
Oil & Gas - 8.07%
China Petroleum & Chemical Corp 4,084,000 2,151
CNOOC Ltd 1,776,000 2,659
Gazprom PJSC ADR 566,821 3,973
LUKOIL PJSC ADR 67,908 6,909
Petrobras Distribuidora SA 438,900 2,956
Petroleo Brasileiro SA 163,200 1,156
Reliance Industries Ltd 285,487 5,631
$ 25,435
Pharmaceuticals - 0.60%
China National Accord Medicines Corp Ltd 267,275 1,888
Pipelines - 0.68%
Petronet LNG Ltd 574,871 2,144
Real Estate - 2.87%
KWG Group Holdings Ltd
( c)
730,500 946
Shenzhen Overseas Chinese Town Co Ltd 1,235,590 1,232
Shimao Property Holdings Ltd 742,500 2,396
Sunac China Holdings Ltd 925,000 4,461
$ 9,035
Retail - 4.53%
ANTA Sports Products Ltd 402,000 3,500
Bosideng International Holdings Ltd 3,006,000 988
Home Product Center PCL 4,885,700 2,279

Schedule of Investments
International Emerging Markets Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Lojas Renner SA 174,540 $ 2,349
Wal-Mart de Mexico SAB de CV 1,763,400 5,160
$ 14,276
Semiconductors - 14.03%
Powertech Technology Inc 257,000 911
Realtek Semiconductor Corp
( c)
146,000 1,173
Samsung Electronics Co Ltd 368,985 17,096
SK Hynix Inc 78,508 5,973
Taiwan Semiconductor Manufacturing Co Ltd 1,849,685 19,078
$ 44,231
Software - 1.46%
NetEase Inc ADR 14,351 4,603
Telecommunications - 0.63%
Accton Technology Corp 228,000 1,212
KT Corp 36,360 769
$ 1,981
Transportation - 0.63%
Hyundai Glovis Co Ltd 16,252 1,993
Water - 0.73%
Guangdong Investment Ltd 1,130,000 2,294
TOTAL COMMON STOCKS $ 306,356
PREFERRED STOCKS - 2.10% Shares Held Value (000's)
Banks - 1.02%
Banco Bradesco SA 0.19% 421,400 $ 3,227
Oil & Gas - 1.08%
Petroleo Brasileiro SA 0.02% 512,400 3,405
TOTAL PREFERRED STOCKS $ 6,632
Total Investments $ 315,476
Other Assets and Liabilities -  (0.10)% (322)
TOTAL NET ASSETS - 100.00% $ 315,154
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Location Percent
China 31.52%
Korea, Republic Of 12.68%
India 11.85%
Taiwan 10.64%
Russian Federation 6.91%
Brazil 6.83%
Mexico 3.05%
Thailand 2.59%
Hong Kong 2.32%
South Africa 2.31%
Indonesia 2.24%
Hungary 1.37%
Peru 1.05%
United Arab Emirates 0.84%
United States 0.79%
Poland 0.78%
Argentina 0.65%
Turkey 0.53%
Cambodia 0.37%
Taiwan, Province Of China 0.29%
United Kingdom 0.29%
Malaysia 0.20%
Other Assets and Liabilities
(0.10)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 1,949 $ 23,036 $ 22,497 $ 2,488
$ 1,949 $ 23,036 $ 22,497 $ 2,488
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 10 $ — $ — $ —
$ 10 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
International Fund I
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.68% Shares Held Value (000's)
Money Market Funds - 0.68%
BlackRock Liquidity FedFund 1.49%
(a),(b)
2,359,115 $ 2,360
Principal Government Money Market Fund
1.43%
(a),(c)
2,476 2
$ 2,362
TOTAL INVESTMENT COMPANIES $ 2,362
COMMON STOCKS - 100.02% Shares Held Value (000's)
Aerospace & Defense - 1.47%
MTU Aero Engines AG 8,157 2,470
Safran SA 16,000 2,580
$ 5,050
Apparel - 2.65%
Kering SA 6,811 4,162
LVMH Moet Hennessy Louis Vuitton SE 11,378 4,955
$ 9,117
Automobile Parts & Equipment - 0.80%
Hyundai Mobis Co Ltd 6,400 1,224
Weichai Power Co Ltd 882,000 1,544
$ 2,768
Banks - 6.47%
Banca Generali SpA 59,000 1,875
China Merchants Bank Co Ltd 942,500 4,544
DBS Group Holdings Ltd 183,900 3,388
Macquarie Group Ltd 27,346 2,613
National Bank of Canada 49,500 2,747
OTP Bank Nyrt 36,000 1,668
Royal Bank of Canada
(d)
29,800 2,355
Sberbank of Russia PJSC ADR 194,243 3,098
$ 22,288
Building Materials - 2.56%
Anhui Conch Cement Co Ltd 694,400 4,432
Sika AG 24,460 4,399
$ 8,831
Chemicals - 0.64%
Soulbrain Co Ltd 27,000 2,194
Commercial Services - 3.81%
Ashtead Group PLC 199,137 6,428
Loomis AB 42,000 1,521
QinetiQ Group PLC 439,000 2,039
YDUQS Part 255,000 3,156
$ 13,144
Computers - 6.82%
Bechtle AG 13,000 1,876
CGI Inc
(e)
26,500 2,029
Itochu Techno-Solutions Corp 67,500 1,988
Nomura Research Institute Ltd 147,900 3,255
NS Solutions Corp 49,000 1,439
Otsuka Corp 74,500 2,905
SCSK Corp 34,000 1,822
Teleperformance 22,322 5,600
Wiwynn Corp 112,000 2,575
$ 23,489
Cosmetics & Personal Care - 1.05%
L'Oreal SA 13,000 3,616
Diversified Financial Services - 2.64%
Azimut Holding SpA
(d)
152,892 3,751
Chailease Holding Co Ltd 571,505 2,370
E.Sun Financial Holding Co Ltd 3,229,370 2,983
$ 9,104
Electrical Components & Equipment - 0.90%
Schneider Electric SE 31,000 3,092
Electronics - 3.33%
Elite Material Co Ltd 446,000 1,667
Halma PLC 122,800 3,409
Radiant Opto-Electronics Corp 540,000 1,853
Tripod Technology Corp 433,000 1,589
Zhen Ding Technology Holding Ltd 767,000 2,966
$ 11,484
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 3.06%
Alten SA 18,500 $ 2,280
Grupo Aeroportuario del Centro Norte SAB de
CV
311,000 2,367
HomeServe PLC 142,000 2,399
Obayashi Corp 156,000 1,711
Shimizu Corp 175,000 1,795
$ 10,552
Entertainment - 2.09%
Aristocrat Leisure Ltd 150,000 3,577
Evolution Gaming Group AB
(f)
117,500 3,629
$ 7,206
Food - 2.10%
Greencore Group PLC 827,000 2,675
Nestle SA 25,000 2,757
X5 Retail Group NV 49,000 1,794
$ 7,226
Gas - 2.71%
China Gas Holdings Ltd 438,000 1,730
China Resources Gas Group Ltd 458,000 2,414
ENN Energy Holdings Ltd 446,400 5,190
$ 9,334
Healthcare - Products - 0.58%
Lifco AB 34,000 2,005
Home Builders - 1.65%
Barratt Developments PLC 238,000 2,520
Berkeley Group Holdings PLC 45,783 3,162
$ 5,682
Home Furnishings - 1.39%
Howden Joinery Group PLC 358,000 3,248
Sony Corp 22,000 1,538
$ 4,786
Insurance - 10.91%
Allianz SE 8,123 1,939
Assicurazioni Generali SpA 128,000 2,494
BB Seguridade Participacoes SA 191,000 1,552
iA Financial Corp Inc 45,500 2,504
Legal & General Group PLC 1,156,230 4,650
Manulife Financial Corp 191,000 3,721
PICC Property & Casualty Co Ltd 2,806,000 3,001
Ping An Insurance Group Co of China Ltd 449,670 5,085
Power Financial Corp 67,000 1,739
Sun Life Financial Inc 80,500 3,785
Swiss Life Holding AG 5,764 2,897
Tokio Marine Holdings Inc 78,037 4,236
$ 37,603
Internet - 5.05%
Alibaba Group Holding Ltd ADR
(e)
27,600 5,702
Dip Corp 63,000 2,005
JD.com Inc ADR
(e)
97,000 3,656
Rightmove PLC 237,000 2,054
Tencent Holdings Ltd 41,500 1,979
Vipshop Holdings Ltd ADR
(e)
157,000 1,999
$ 17,395
Iron & Steel - 1.54%
Fortescue Metals Group Ltd 395,000 2,926
Kumba Iron Ore Ltd 102,518 2,371
$ 5,297
Leisure Products & Services - 1.21%
BRP Inc 58,000 2,961
Koshidaka Holdings Co Ltd 86,000 1,214
$ 4,175
Machinery - Diversified - 0.86%
Atlas Copco AB - A Shares 84,000 2,973
Mining - 3.90%
Anglo American PLC 95,500 2,492
MMC Norilsk Nickel PJSC ADR 178,952 5,773
Polymetal International PLC 141,000 2,392
Regis Resources Ltd 462,000 1,416

Schedule of Investments
International Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Saracen Mineral Holdings Ltd
(e)
508,000 $ 1,369
$ 13,442
Miscellaneous Manufacturers - 0.86%
Amano Corp 44,000 1,271
Sunny Optical Technology Group Co Ltd 106,000 1,684
$ 2,955
Oil & Gas - 2.78%
Beach Energy Ltd 1,542,000 2,690
LUKOIL PJSC ADR 50,000 5,087
Novatek PJSC 10,000 1,800
$ 9,577
Pharmaceuticals - 5.71%
Astellas Pharma Inc 175,000 3,092
Chugai Pharmaceutical Co Ltd 21,000 2,151
Novo Nordisk A/S 29,000 1,765
Roche Holding AG 14,640 4,911
Sawai Pharmaceutical Co Ltd 33,000 2,145
Shionogi & Co Ltd 29,000 1,725
Sino Biopharmaceutical Ltd 1,457,000 1,924
YiChang HEC ChangJiang Pharmaceutical Co
Ltd
(f)
346,000 1,983
$ 19,696
Private Equity - 2.46%
3i Group PLC 246,000 3,578
Partners Group Holding AG 5,370 4,916
$ 8,494
Retail - 3.54%
Alimentation Couche-Tard Inc 58,000 1,938
ANTA Sports Products Ltd 353,600 3,079
JD Sports Fashion PLC 379,300 4,102
Next PLC 34,000 3,090
$ 12,209
Semiconductors - 7.41%
Dialog Semiconductor PLC
(e)
47,000 2,065
Lasertec Corp 48,000 2,350
Novatek Microelectronics Corp 590,000 4,160
Realtek Semiconductor Corp
(e)
480,000 3,857
Samsung Electronics Co Ltd 115,000 5,328
Taiwan Semiconductor Manufacturing Co Ltd 91,854 947
Taiwan Semiconductor Manufacturing Co Ltd
ADR
93,700 5,054
Tokyo Electron Ltd 8,000 1,760
$ 25,521
Software - 4.03%
Constellation Software Inc/Canada 1,650 1,734
NetEase Inc ADR 17,671 5,668
SimCorp A/S 16,500 1,829
Temenos AG
(e)
11,494 1,849
TIS Inc 47,000 2,824
$ 13,904
Telecommunications - 1.16%
Accton Technology Corp 410,000 2,179
KDDI Corp 60,000 1,813
$ 3,992
Toys, Games & Hobbies - 1.35%
Bandai Namco Holdings Inc 80,200 4,660
Transportation - 0.53%
TFI International Inc 57,000 1,825
TOTAL COMMON STOCKS $ 344,686
Total Investments $ 347,048
Other Assets and Liabilities -  (0.70)% (2,415)
TOTAL NET ASSETS - 100.00% $ 344,633
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,360 or
0.69 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,612 or 1.63% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 14.38%
Japan 13.84%
United Kingdom 13.12%
Taiwan 9.34%
Canada 7.93%
France 7.64%
Switzerland 6.30%
Russian Federation 5.10%
Australia 4.24%
Sweden 2.93%
Korea, Republic Of 2.54%
Italy 2.36%
Germany 1.82%
Hong Kong 1.76%
Brazil 1.37%
Denmark 1.04%
Singapore 0.98%
Ireland 0.78%
South Africa 0.69%
Mexico 0.69%
Cyprus 0.69%
United States 0.68%
Hungary 0.48%
Other Assets and Liabilities
(0.70)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 3,998 $ 35,091 $ 39,087 $ 2
$ 3,998 $ 35,091 $ 39,087 $ 2
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 10 $ — $ — $ —
$ 10 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.31% Shares Held Value (000's)
Money Market Funds - 1.30%
BlackRock Liquidity FedFund 1.49%
(a),(b)
1,039,519 $ 1,040
Principal Government Money Market Fund
1.43%
(a),(c)
132,656,928 132,657
$ 133,697
Principal Exchange-Traded Funds - 0.01%
Principal Millennials Index ETF
(c),(d)
12,150 501
Principal Price Setters Index ETF
(c),(d)
4,100 168
Principal Sustainable Momentum Index ETF
(c)
1,900 55
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(c)
13,396 421
$ 1,145
TOTAL INVESTMENT COMPANIES $ 134,842
COMMON STOCKS - 97.86% Shares Held Value (000's)
Advertising - 0.02%
Interpublic Group of Cos Inc/The 4,854 110
Omnicom Group Inc 8,934 673
Trade Desk Inc/The
(e)
3,016 812
$ 1,595
Aerospace & Defense - 3.05%
Boeing Co/The 603,912 192,207
General Dynamics Corp 4,070 714
HEICO Corp 3,512 430
HEICO Corp - Class A 6,233 599
L3Harris Technologies Inc 463,515 102,590
Lockheed Martin Corp 18,757 8,030
Northrop Grumman Corp 12,651 4,739
Raytheon Co 14,701 3,248
Spirit AeroSystems Holdings Inc 7,329 479
TransDigm Group Inc 2,912 1,873
$ 314,909
Agriculture - 0.19%
Altria Group Inc 84,294 4,007
Philip Morris International Inc 193,923 16,037
$ 20,044
Airlines - 0.03%
Alaska Air Group Inc 5,181 334
Delta Air Lines Inc 16,697 931
JetBlue Airways Corp
(e)
5,447 108
Southwest Airlines Co 21,511 1,183
United Airlines Holdings Inc
(e)
4,410 330
$ 2,886
Apparel - 0.50%
Capri Holdings Ltd
(e)
5,048 151
Carter's Inc 2,173 230
Columbia Sportswear Co 2,194 206
Hanesbrands Inc 22,501 310
NIKE Inc 500,828 48,230
Skechers U.S.A. Inc
(e)
5,733 214
Under Armour Inc - Class C
(e)
10,681 192
VF Corp 22,437 1,862
$ 51,395
Automobile Manufacturers - 0.05%
Tesla Inc
(e)
7,384 4,804
Automobile Parts & Equipment - 0.56%
Allison Transmission Holdings Inc 9,412 416
Aptiv PLC 674,679 57,206
WABCO Holdings Inc
(e)
3,401 461
$ 58,083
Banks - 0.01%
CIT Group Inc 582 27
Comerica Inc 591 36
First Republic Bank/CA 2,129 236
Prosperity Bancshares Inc 619 43
Signature Bank/New York NY 1,878 267
SVB Financial Group
(e)
302 73
Synovus Financial Corp 747 26
Western Alliance Bancorp 674 37
$ 745
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1.42%
Brown-Forman Corp - A Shares 3,593 $ 231
Brown-Forman Corp - B Shares 1,776,556 120,166
Coca-Cola Co/The 198,168 11,573
Monster Beverage Corp
(e)
27,196 1,811
PepsiCo Inc 88,479 12,566
$ 146,347
Biotechnology - 2.07%
Alexion Pharmaceuticals Inc
(e)
181,673 18,057
Alnylam Pharmaceuticals Inc
(e)
6,175 709
Amgen Inc 38,730 8,368
Biogen Inc
(e)
4,333 1,165
BioMarin Pharmaceutical Inc
(e)
12,530 1,046
Exact Sciences Corp
(e)
9,767 911
Exelixis Inc
(e)
8,723 150
Gilead Sciences Inc 12,818 810
Illumina Inc
(e)
359,240 104,204
Incyte Corp
(e)
12,464 911
Ionis Pharmaceuticals Inc
(e)
8,905 519
Moderna Inc
(d),(e)
12,863 264
Regeneron Pharmaceuticals Inc
(e)
1,164 393
Sage Therapeutics Inc
(e)
3,583 238
Seattle Genetics Inc
(e)
8,110 879
Vertex Pharmaceuticals Inc
(e)
331,179 75,194
$ 213,818
Building Materials - 0.02%
Armstrong World Industries Inc 4,291 430
Eagle Materials Inc 2,482 226
Fortune Brands Home & Security Inc 4,676 321
Martin Marietta Materials Inc 1,348 356
Vulcan Materials Co 8,478 1,201
$ 2,534
Chemicals - 1.63%
Air Products & Chemicals Inc 3,836 916
Axalta Coating Systems Ltd
(e)
4,610 133
CF Industries Holdings Inc 1,336 54
Ecolab Inc 13,063 2,562
NewMarket Corp 455 200
PPG Industries Inc 5,425 650
RPM International Inc 1,558 111
Sherwin-Williams Co/The 293,585 163,524
WR Grace & Co 4,046 272
$ 168,422
Commercial Services - 5.36%
Automatic Data Processing Inc 54,388 9,322
Avalara Inc
(e)
3,905 333
Booz Allen Hamilton Holding Corp 11,301 882
Bright Horizons Family Solutions Inc
(e)
4,687 767
Cintas Corp 480,968 134,176
CoreLogic Inc/United States 2,980 139
CoStar Group Inc
(e)
57,748 37,708
Euronet Worldwide Inc
(e)
4,318 681
FleetCor Technologies Inc
(e)
6,414 2,022
Gartner Inc
(e)
6,754 1,086
Global Payments Inc 668,031 130,566
Grand Canyon Education Inc
(e)
601 47
H&R Block Inc 5,922 137
IHS Markit Ltd 18,853 1,487
MarketAxess Holdings Inc 2,592 918
Moody's Corp 8,530 2,190
Morningstar Inc 1,394 219
Paylocity Holding Corp
(e)
3,081 437
PayPal Holdings Inc
(e)
1,922,795 218,987
Quanta Services Inc 3,958 155
Robert Half International Inc 9,084 528
Rollins Inc 11,644 442
S&P Global Inc 12,785 3,755
Sabre Corp 8,851 191
Service Corp International/US 6,548 314
Square Inc
(e)
25,169 1,880

Schedule of Investments
LargeCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
TransUnion 14,302 $ 1,312
United Rentals Inc
(e)
4,222 573
Verisk Analytics Inc 11,826 1,921
WEX Inc
(e)
3,430 744
$ 553,919
Computers - 4.05%
Accenture PLC - Class A 65,750 13,492
Apple Inc 818,548 253,349
Cognizant Technology Solutions Corp 73,197 4,493
Dell Technologies Inc
(e)
8,666 423
EPAM Systems Inc
(e)
4,102 936
Fortinet Inc
(e)
11,000 1,269
Genpact Ltd 3,009,477 133,229
HP Inc 3,928 84
International Business Machines Corp 68,272 9,813
NCR Corp
(e)
10,627 358
NetApp Inc 17,933 958
$ 418,404
Consumer Products - 0.03%
Avery Dennison Corp 5,514 724
Church & Dwight Co Inc 17,886 1,327
Clorox Co/The 7,499 1,180
$ 3,231
Cosmetics & Personal Care - 1.36%
Estee Lauder Cos Inc/The 712,810 139,112
Procter & Gamble Co/The 7,427 926
$ 140,038
Distribution & Wholesale - 0.05%
Copart Inc
(e)
15,230 1,545
Fastenal Co 38,167 1,331
IAA Inc
(e)
9,424 445
LKQ Corp
(e)
6,250 204
Pool Corp 3,168 695
WW Grainger Inc 3,276 992
$ 5,212
Diversified Financial Services - 5.30%
Air Lease Corp 1,909 82
Alliance Data Systems Corp 1,413 145
American Express Co 29,940 3,888
Ameriprise Financial Inc 1,271 210
Cboe Global Markets Inc 1,955 241
Charles Schwab Corp/The 578,712 26,360
Credit Acceptance Corp
(e)
653 280
Discover Financial Services 7,794 586
E*TRADE Financial Corp 2,967 127
Evercore Inc - Class A 1,052 81
Interactive Brokers Group Inc - A Shares 1,197 56
Intercontinental Exchange Inc 318,042 31,721
Lazard Ltd 2,792 117
LPL Financial Holdings Inc 5,691 524
Mastercard Inc 46,072 14,556
Raymond James Financial Inc 2,109 193
SEI Investments Co 4,324 282
Synchrony Financial 12,511 406
T Rowe Price Group Inc 4,644 620
TD Ameritrade Holding Corp 16,458 782
Visa Inc 2,316,315 460,877
Western Union Co/The 11,672 314
XP Inc
(e)
121,992 4,897
$ 547,345
Electric - 0.97%
NextEra Energy Inc 244,885 65,678
Sempra Energy 214,087 34,391
$ 100,069
Electrical Components & Equipment - 0.03%
Acuity Brands Inc 1,180 139
AMETEK Inc 13,756 1,336
Emerson Electric Co 10,547 756
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
Hubbell Inc 2,834 $ 406
Universal Display Corp 3,237 570
$ 3,207
Electronics - 4.32%
Agilent Technologies Inc 3,307 273
Allegion PLC 5,765 746
Amphenol Corp 1,186,371 118,008
FLIR Systems Inc 1,932 100
Fortive Corp 1,809,563 135,590
Honeywell International Inc 151,258 26,201
Jabil Inc 4,082 159
Keysight Technologies Inc
(e)
13,821 1,285
Mettler-Toledo International Inc
(e)
1,798 1,361
National Instruments Corp 1,236 55
PerkinElmer Inc 2,386 221
Roper Technologies Inc 419,368 160,056
Sensata Technologies Holding PLC
(e)
5,969 282
Trimble Inc
(e)
4,301 183
Waters Corp
(e)
4,862 1,088
Woodward Inc 3,943 459
$ 446,067
Entertainment - 0.01%
Live Nation Entertainment Inc
(e)
9,657 658
Madison Square Garden Co/The
(e)
193 57
Six Flags Entertainment Corp 1,254 48
Vail Resorts Inc 2,872 674
$ 1,437
Environmental Control - 0.03%
Republic Services Inc 2,087 199
Waste Management Inc 27,496 3,346
$ 3,545
Food - 0.08%
Campbell Soup Co 7,933 384
Hershey Co/The 9,302 1,443
Kellogg Co 7,404 505
Lamb Weston Holdings Inc 3,096 283
McCormick & Co Inc/MD 5,776 944
Pilgrim's Pride Corp
(e)
3,608 94
Post Holdings Inc
(e)
2,403 251
Sprouts Farmers Market Inc
(e)
7,462 117
Sysco Corp 44,662 3,668
TreeHouse Foods Inc
(e)
1,878 84
$ 7,773
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 4,658 415
Healthcare - Products - 7.99%
Abbott Laboratories 38,743 3,376
Align Technology Inc
(e)
5,634 1,448
Avantor Inc
(e)
1,554,646 28,714
Baxter International Inc 11,710 1,045
Bio-Techne Corp 2,900 609
Boston Scientific Corp
(e)
72,117 3,020
Bruker Corp 9,049 448
Cantel Medical Corp 2,211 144
Cooper Cos Inc/The 709 246
Danaher Corp 797,668 128,320
Edwards Lifesciences Corp
(e)
572,073 125,775
Envista Holdings Corp
(e)
9,369 277
Henry Schein Inc
(e)
3,220 222
Hill-Rom Holdings Inc 3,419 364
Hologic Inc
(e)
17,071 914
IDEXX Laboratories Inc
(e)
6,224 1,687
Intuitive Surgical Inc
(e)
434,234 243,076
Masimo Corp
(e)
3,837 655
ResMed Inc 10,559 1,679
STERIS PLC 1,137 171
Stryker Corp 478,953 100,915
Teleflex Inc 3,472 1,290

Schedule of Investments
LargeCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Thermo Fisher Scientific Inc 572,295 $ 179,237
Varian Medical Systems Inc
(e)
7,041 990
West Pharmaceutical Services Inc 4,597 717
$ 825,339
Healthcare - Services - 2.26%
Anthem Inc 11,042 2,929
Centene Corp
(e)
544,322 34,188
Charles River Laboratories International Inc
(e)
4,065 628
Chemed Corp 1,379 644
Encompass Health Corp 5,170 398
HCA Healthcare Inc 510,862 70,908
Humana Inc 81,352 27,354
IQVIA Holdings Inc
(e)
5,887 914
Laboratory Corp of America Holdings
(e)
1,127 198
Molina Healthcare Inc
(e)
4,216 519
UnitedHealth Group Inc 348,259 94,883
$ 233,563
Home Builders - 0.02%
Lennar Corp - A Shares 9,820 652
Lennar Corp - B Shares 2,749 144
NVR Inc
(e)
254 970
$ 1,766
Home Furnishings - 0.00%
Dolby Laboratories Inc 1,657 115
Tempur Sealy International Inc
(e)
4,322 396
$ 511
Housewares - 0.01%
Scotts Miracle-Gro Co/The 2,814 345
Toro Co/The 8,545 684
$ 1,029
Insurance - 0.12%
Alleghany Corp
(e)
114 91
Aon PLC 17,808 3,922
Arch Capital Group Ltd
(e)
3,839 170
Arthur J Gallagher & Co 2,781 285
Athene Holding Ltd
(e)
4,182 182
Axis Capital Holdings Ltd 564 36
Brown & Brown Inc 895 40
Erie Indemnity Co
(d)
1,152 192
Everest Re Group Ltd 885 245
Kemper Corp 757 56
Markel Corp
(e)
90 106
Marsh & McLennan Cos Inc 34,800 3,893
Primerica Inc 2,115 251
Progressive Corp/The 20,424 1,648
RenaissanceRe Holdings Ltd 1,206 229
Travelers Cos Inc/The 7,616 1,002
Voya Financial Inc 638 38
$ 12,386
Internet - 20.61%
Alibaba Group Holding Ltd ADR
(e)
1,006,483 207,929
Alphabet Inc - A Shares
(e)
174,867 250,546
Alphabet Inc - C Shares
(e)
238,880 342,608
Amazon.com Inc
(e)
311,828 626,374
Booking Holdings Inc
(e)
62,426 114,274
CDW Corp/DE 10,549 1,376
eBay Inc 56,418 1,893
F5 Networks Inc
(e)
4,489 548
Facebook Inc
(e)
1,268,113 256,045
FireEye Inc
(e)
16,797 268
GoDaddy Inc
(e)
13,195 887
IAC/InterActiveCorp
(e)
148,359 36,139
Match Group Inc
(d),(e)
4,523 354
Netflix Inc
(e)
260,611 89,935
Okta Inc
(e)
101,623 13,013
Palo Alto Networks Inc
(e)
7,009 1,646
Proofpoint Inc
(e)
4,499 552
Spotify Technology SA
(e)
354,256 50,057
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Tencent Holdings Ltd ADR 2,090,486 $ 100,155
Tencent Music Entertainment Group ADR
(e)
1,501,438 19,053
TripAdvisor Inc 8,555 234
Twitter Inc
(e)
54,610 1,774
Uber Technologies Inc
(e)
341,885 12,407
VeriSign Inc
(e)
5,533 1,152
$ 2,129,219
Leisure Products & Services - 0.01%
Norwegian Cruise Line Holdings Ltd
(e)
4,796 258
Planet Fitness Inc
(e)
6,506 526
Polaris Inc 4,597 422
$ 1,206
Lodging - 0.53%
Choice Hotels International Inc 2,129 213
Hilton Grand Vacations Inc
(e)
3,594 115
Hilton Worldwide Holdings Inc 359,982 38,806
Las Vegas Sands Corp 12,894 842
Marriott International Inc/MD 20,299 2,843
MGM Resorts International 6,217 193
Wyndham Hotels & Resorts Inc 3,085 176
Wynn Resorts Ltd 93,589 11,808
$ 54,996
Machinery - Construction & Mining - 0.67%
BWX Technologies Inc 1,086,250 69,074
Caterpillar Inc 2,167 285
$ 69,359
Machinery - Diversified - 0.04%
Deere & Co 1,792 284
Dover Corp 5,343 609
Graco Inc 13,457 715
IDEX Corp 3,223 528
Nordson Corp 4,277 722
Rockwell Automation Inc 8,586 1,646
$ 4,504
Media - 0.17%
Altice USA Inc
(e)
22,020 602
AMC Networks Inc
(e)
3,708 136
Cable One Inc 355 605
Charter Communications Inc
(e)
4,687 2,425
Comcast Corp - Class A 245,138 10,587
FactSet Research Systems Inc 2,635 754
Fox Corp - A Shares 3,740 139
Fox Corp - B Shares 2,947 107
New York Times Co/The 3,486 112
Nexstar Media Group Inc 2,749 333
Sirius XM Holdings Inc 106,103 750
ViacomCBS Inc - A Shares
(d)
948 36
ViacomCBS Inc - B Shares 21,908 748
$ 17,334
Mining - 0.00%
Royal Gold Inc 1,468 169
Southern Copper Corp 4,291 162
$ 331
Miscellaneous Manufacturers - 0.14%
3M Co 32,474 5,152
AO Smith Corp 2,683 115
AptarGroup Inc 1,834 212
Carlisle Cos Inc 4,055 634
Donaldson Co Inc 10,205 529
Hexcel Corp 6,763 502
Illinois Tool Works Inc 25,633 4,485
Ingersoll-Rand PLC 19,991 2,663
$ 14,292
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(e)
4,037 965

Schedule of Investments
LargeCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 0.23%
Cabot Oil & Gas Corp 20,665 $ 291
Concho Resources Inc 303,484 22,998
Parsley Energy Inc 12,475 208
Pioneer Natural Resources Co 5,304 716
$ 24,213
Packaging & Containers - 0.02%
Ball Corp 22,658 1,635
Berry Global Group Inc
(e)
3,663 156
Crown Holdings Inc
(e)
5,350 396
Sealed Air Corp 764 27
$ 2,214
Pharmaceuticals - 5.71%
AbbVie Inc 103,829 8,412
Agios Pharmaceuticals Inc
(e)
379 18
AmerisourceBergen Corp 12,112 1,036
Becton Dickinson and Co 299,273 82,354
Bristol-Myers Squibb Co 124,124 7,814
Cigna Corp 470,674 90,548
DexCom Inc
(e)
655,843 157,894
Eli Lilly & Co 44,198 6,172
Herbalife Nutrition Ltd
(e)
2,330 91
Horizon Therapeutics Plc
(e)
3,122 108
Jazz Pharmaceuticals PLC
(e)
4,288 615
Johnson & Johnson 40,704 6,060
McKesson Corp 2,315 330
Merck & Co Inc 189,342 16,177
Neurocrine Biosciences Inc
(e)
6,290 629
PRA Health Sciences Inc
(e)
5,457 553
Sarepta Therapeutics Inc
(e)
4,907 569
Zoetis Inc 1,569,137 210,594
$ 589,974
Pipelines - 0.01%
Cheniere Energy Inc
(e)
9,768 578
ONEOK Inc 9,973 747
$ 1,325
Real Estate - 0.01%
CBRE Group Inc
(e)
10,007 611
Jones Lang LaSalle Inc 873 148
$ 759
REITs - 2.04%
American Homes 4 Rent 10,548 288
American Tower Corp 35,426 8,210
CoreSite Realty Corp 2,437 286
Crown Castle International Corp 36,430 5,459
Equinix Inc 4,420 2,607
Equity LifeStyle Properties Inc 13,335 970
Extra Space Storage Inc 7,506 831
Lamar Advertising Co 6,790 630
Outfront Media Inc 3,806 113
Public Storage 5,797 1,297
SBA Communications Corp 750,330 187,252
Simon Property Group Inc 14,139 1,883
Sun Communities Inc 2,085 338
UDR Inc 2,036 97
$ 210,261
Retail - 4.38%
Advance Auto Parts Inc 1,591 210
AutoZone Inc
(e)
1,765 1,867
Best Buy Co Inc 4,551 385
Burlington Stores Inc
(e)
4,950 1,076
CarMax Inc
(e)
6,144 596
Carvana Co
(e)
166,150 13,167
Casey's General Stores Inc 1,027 165
Chipotle Mexican Grill Inc
(e)
1,895 1,643
Costco Wholesale Corp 393,408 120,194
Darden Restaurants Inc 9,464 1,102
Dollar General Corp 441,690 67,759
Dollar Tree Inc
(e)
9,348 814
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Domino's Pizza Inc 3,132 $ 882
Dunkin' Brands Group Inc 6,552 512
Floor & Decor Holdings Inc
(e)
5,379 265
Home Depot Inc/The 44,814 10,222
L Brands Inc 4,477 104
Lowe's Cos Inc 55,493 6,451
Lululemon Athletica Inc
(e)
135,361 32,404
McDonald's Corp 6,308 1,350
Nordstrom Inc 9,445 348
O'Reilly Automotive Inc
(e)
5,570 2,262
Ross Stores Inc 477,747 53,599
Starbucks Corp 84,614 7,178
Target Corp 3,145 348
TJX Cos Inc/The 2,081,232 122,876
Tractor Supply Co 9,456 879
Wendy's Co/The 16,302 353
Williams-Sonoma Inc 2,186 153
Yum China Holdings Inc 22,471 968
Yum! Brands Inc 19,926 2,108
$ 452,240
Semiconductors - 2.79%
Advanced Micro Devices Inc
(e)
807,541 37,955
Analog Devices Inc 2,551 280
Applied Materials Inc 83,588 4,847
ASML Holding NV - NY Reg Shares 208,773 58,594
Broadcom Inc 20,066 6,123
Entegris Inc 10,517 544
KLA Corp 11,617 1,925
Lam Research Corp 19,427 5,793
Marvell Technology Group Ltd 1,443,808 34,709
Maxim Integrated Products Inc 8,192 493
Microchip Technology Inc 5,029 490
Monolithic Power Systems Inc 3,187 546
NVIDIA Corp 30,312 7,167
NXP Semiconductors NV 868,198 110,140
QUALCOMM Inc 113,614 9,692
Skyworks Solutions Inc 1,261 143
Teradyne Inc 12,808 845
Texas Instruments Inc 48,714 5,877
Xilinx Inc 18,190 1,537
$ 287,700
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 2,602 679
Software - 18.26%
Activision Blizzard Inc 2,131 125
Adobe Inc
(e)
302,660 106,276
Akamai Technologies Inc
(e)
11,486 1,072
Alteryx Inc
(e)
3,685 514
ANSYS Inc
(e)
6,305 1,730
Aspen Technology Inc
(e)
5,558 661
Atlassian Corp PLC
(e)
69,188 10,171
Autodesk Inc
(e)
895,806 176,340
Black Knight Inc
(e)
11,886 795
Broadridge Financial Solutions Inc 9,031 1,076
Cadence Design Systems Inc
(e)
21,292 1,535
CDK Global Inc 10,866 583
Ceridian HCM Holding Inc
(e)
6,338 464
Cerner Corp 23,505 1,688
Citrix Systems Inc 8,917 1,081
DocuSign Inc
(e)
11,520 904
Dropbox Inc - A Shares
(e)
20,068 342
Dynatrace Inc
(e)
5,567 174
Electronic Arts Inc
(e)
1,331,067 143,649
Fair Isaac Corp
(e)
2,277 916
Fidelity National Information Services Inc 224,204 32,209
Fiserv Inc
(e)
29,290 3,474
Guidewire Software Inc
(e)
6,405 721
HubSpot Inc
(e)
3,143 569
Intuit Inc 872,240 244,558

Schedule of Investments
LargeCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Jack Henry & Associates Inc 5,552 $ 830
Manhattan Associates Inc
(e)
5,999 513
Microsoft Corp 3,983,230 678,065
MSCI Inc 5,797 1,657
New Relic Inc
(e)
4,101 271
Oracle Corp 222,243 11,657
Paychex Inc 24,067 2,064
Paycom Software Inc
(e)
3,742 1,191
Pegasystems Inc 3,567 307
PTC Inc
(e)
8,200 682
RealPage Inc
(e)
7,396 432
RingCentral Inc
(e)
5,556 1,142
salesforce.com Inc
(e)
1,253,536 228,533
ServiceNow Inc
(e)
165,899 56,112
Slack Technologies Inc
(e)
754,184 15,634
SolarWinds Corp
(e)
6,122 116
Splunk Inc
(e)
349,746 54,302
SS&C Technologies Holdings Inc 15,861 999
Stripe Inc - Class B
(e),(f),(g)
114,126 1,791
Synopsys Inc
(e)
11,304 1,667
Take-Two Interactive Software Inc
(e)
4,228 527
Teradata Corp
(e)
11,061 269
Tyler Technologies Inc
(e)
3,025 979
Veeva Systems Inc
(e)
9,731 1,427
VMware Inc
(e)
334,958 49,594
Workday Inc
(e)
223,860 41,331
Zoom Video Communications Inc
(e)
28,892 2,204
Zynga Inc
(e)
20,370 123
$ 1,886,046
Telecommunications - 0.14%
Arista Networks Inc
(e)
4,346 971
Cisco Systems Inc 222,598 10,233
Motorola Solutions Inc 9,268 1,640
Switch Inc 10,296 165
T-Mobile US Inc
(e)
11,995 950
Ubiquiti Inc 994 162
Zayo Group Holdings Inc
(e)
16,507 574
$ 14,695
Toys, Games & Hobbies - 0.01%
Hasbro Inc 9,322 950
Transportation - 0.53%
CSX Corp 25,413 1,940
Expeditors International of Washington Inc 9,733 711
JB Hunt Transport Services Inc 122,409 13,212
Landstar System Inc 3,013 334
Norfolk Southern Corp 129,996 27,066
Old Dominion Freight Line Inc 2,416 474
Union Pacific Corp 36,077 6,473
United Parcel Service Inc 36,277 3,755
XPO Logistics Inc
(e)
4,421 393
$ 54,358
TOTAL COMMON STOCKS $ 10,108,458
CONVERTIBLE PREFERRED STOCKS
- 0.18% Shares Held Value (000's)
Internet - 0.18%
Airbnb Inc - Series D 0.00%
(e),(f),(g),(h)
121,527 $ 15,169
Airbnb Inc - Series E 0.00%
(e),(f),(g),(h)
29,361 3,665
$ 18,834
TOTAL CONVERTIBLE PREFERRED STOCKS $ 18,834
PREFERRED STOCKS - 0.26% Shares Held Value (000's)
Automobile Manufacturers - 0.13%
Rivian Automotive Series D 0.00%
(e),(f),(g)
1,213,721 13,040
Software - 0.10%
Magic Leap Inc - Series C 0.00%
(e),(f),(g),(h)
168,788 3,888
Magic Leap Inc - Series D 0.00%
(e),(f),(g),(h)
48,744 1,184
UIPATH Inc Ser D-1 0.00%
(e),(f),(g)
115,225 4,534
UIPATH Inc Ser D-2 0.00%
(e),(f),(g)
19,348 761
$ 10,367
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0.03%
Aurora Innovation 0.00%
(e),(f),(g)
327,430 $ 3,026
TOTAL PREFERRED STOCKS $ 26,433
Total Investments $ 10,288,567
Other Assets and Liabilities -  0.39% 40,654
TOTAL NET ASSETS - 100.00% $ 10,329,221
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,040 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $47,058 or
0.46% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 26.47%
Technology 25.21%
Communications 21.15%
Industrial 8.86%
Financial 7.48%
Consumer, Cyclical 6.29%
Basic Materials 1.63%
Money Market Funds 1.30%
Utilities 0.97%
Energy 0.24%
Domestic Equity Funds 0.01%
Other Assets and Liabilities
0.39%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 99,165 $ 845,467 $ 811,975 $ 132,657
Principal Millennials Index ETF 474 — — 501
Principal Price Setters Index ETF 159 — — 168
Principal Sustainable Momentum Index ETF 53 — — 55
Principal U.S. Mega-Cap Multi-Factor Index ETF 398 — — 421
$ 100,249 $ 845,467 $ 811,97 5 $ 133,802
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 514 $ — $ — $ —
Principal Millennials Index ETF 3 — — 27
Principal Price Setters Index ETF — — — 9
Principal Sustainable Momentum Index ETF — — — 2
Principal U.S. Mega-Cap Multi-Factor Index ETF 2 — — 2 3
$ 519 $ — $ — $ 6 1
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 4,948 $ 15,169 0.15%
Airbnb Inc - Series E   0.00% 07/14/2015 2,733 3,665 0.03%
Aurora Innovation   0.00% 03/01/2019 3,026 3,026 0.03%
Magic Leap Inc - Series C   0.00% 01/20/2016 3,888 3,888 0.04%
Magic Leap Inc - Series D   0.00% 10/12/2017 1,316 1,184 0.01%
Rivian Automotive Series D   0.00% 12/23/2019 13,040 13,040 0.13%
Stripe Inc - Class B 12/17/2019 1,791 1,791 0.02%
UIPATH Inc Ser D-1   0.00% 04/26/2019 4,534 4,534 0.04%
UIPATH Inc Ser D-2   0.00% 04/26/2019 761 761 0.01%
Total $ 47,058 0.46%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2020 Long 159 $ 25,631 $ (666)
Total $ (666)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.59% Shares Held Value (000's)
Exchange-Traded Funds - 0.25%
iShares Core S&P 500 ETF 47,300 $ 15,290
Money Market Funds - 2.34%
Principal Government Money Market Fund
1.43%
(a),(b)
143,042,393 143,042
TOTAL INVESTMENT COMPANIES $ 158,332
COMMON STOCKS - 97.47% Shares Held Value (000's)
Advertising - 0.09%
Interpublic Group of Cos Inc/The 86,526 1,964
Omnicom Group Inc 48,589 3,659
$ 5,623
Aerospace & Defense - 2.38%
Arconic Inc 86,444 2,589
Boeing Co/The 119,313 37,974
General Dynamics Corp 52,295 9,175
L3Harris Technologies Inc 49,333 10,919
Lockheed Martin Corp 55,394 23,715
Northrop Grumman Corp 34,978 13,102
Raytheon Co 62,146 13,730
TransDigm Group Inc 11,113 7,149
United Technologies Corp 181,052 27,194
$ 145,547
Agriculture - 0.88%
Altria Group Inc 416,890 19,815
Archer-Daniels-Midland Co 124,230 5,560
Philip Morris International Inc 347,208 28,714
$ 54,089
Airlines - 0.34%
Alaska Air Group Inc 27,487 1,775
American Airlines Group Inc 87,004 2,335
Delta Air Lines Inc 128,451 7,160
Southwest Airlines Co 105,699 5,811
United Airlines Holdings Inc
(c)
48,564 3,633
$ 20,714
Apparel - 0.67%
Capri Holdings Ltd
(c)
33,839 1,014
Hanesbrands Inc 80,715 1,111
NIKE Inc 278,063 26,777
PVH Corp 16,546 1,442
Ralph Lauren Corp 11,099 1,260
Tapestry Inc 61,578 1,587
Under Armour Inc - Class A
(c)
41,999 847
Under Armour Inc - Class C
(c)
43,422 780
VF Corp 73,082 6,064
$ 40,882
Automobile Manufacturers - 0.46%
Cummins Inc 34,189 5,469
Ford Motor Co 868,992 7,664
General Motors Co 280,585 9,369
PACCAR Inc 77,185 5,728
$ 28,230
Automobile Parts & Equipment - 0.11%
Aptiv PLC 56,970 4,831
BorgWarner Inc 46,081 1,580
$ 6,411
Banks - 5.88%
Bank of America Corp 1,806,610 59,311
Bank of New York Mellon Corp/The 187,276 8,386
Citigroup Inc 487,201 36,253
Citizens Financial Group Inc 97,012 3,617
Comerica Inc 32,170 1,968
Fifth Third Bancorp 158,369 4,506
First Republic Bank/CA 37,607 4,170
Goldman Sachs Group Inc/The 71,117 16,908
Huntington Bancshares Inc/OH 230,468 3,127
JPMorgan Chase & Co 699,936 92,644
KeyCorp 219,803 4,112
M&T Bank Corp 29,449 4,963
Morgan Stanley 274,516 14,346
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Northern Trust Corp 47,283 $ 4,625
PNC Financial Services Group Inc/The 97,782 14,525
Regions Financial Corp 215,269 3,352
State Street Corp 81,146 6,137
SVB Financial Group
(c)
11,509 2,766
Truist Financial Corp 299,272 15,433
US Bancorp 317,174 16,880
Wells Fargo & Co 858,878 40,316
Zions Bancorp NA 38,040 1,730
$ 360,075
Beverages - 1.83%
Brown-Forman Corp - B Shares 40,659 2,750
Coca-Cola Co/The 860,513 50,254
Constellation Brands Inc 37,379 7,038
Molson Coors Beverage Co 41,922 2,330
Monster Beverage Corp
(c)
85,192 5,674
PepsiCo Inc 311,182 44,194
$ 112,240
Biotechnology - 1.61%
Alexion Pharmaceuticals Inc
(c)
49,384 4,908
Amgen Inc 132,599 28,648
Biogen Inc
(c)
40,269 10,826
Corteva Inc 167,013 4,830
Gilead Sciences Inc 282,329 17,843
Illumina Inc
(c)
32,805 9,516
Incyte Corp
(c)
39,897 2,915
Regeneron Pharmaceuticals Inc
(c)
17,827 6,025
Vertex Pharmaceuticals Inc
(c)
57,387 13,030
$ 98,541
Building Materials - 0.32%
Fortune Brands Home & Security Inc 31,053 2,134
Johnson Controls International plc 172,150 6,791
Martin Marietta Materials Inc 13,949 3,680
Masco Corp 63,400 3,013
Vulcan Materials Co 29,536 4,183
$ 19,801
Chemicals - 1.64%
Air Products & Chemicals Inc 49,193 11,743
Albemarle Corp 23,662 1,900
Celanese Corp 26,974 2,792
CF Industries Holdings Inc 48,522 1,954
Dow Inc 165,472 7,623
DuPont de Nemours Inc 165,319 8,461
Eastman Chemical Co 30,345 2,163
Ecolab Inc 55,962 10,975
FMC Corp 28,924 2,765
International Flavors & Fragrances Inc 23,828 3,124
Linde PLC 119,876 24,350
LyondellBasell Industries NV 57,291 4,461
Mosaic Co/The 78,026 1,548
PPG Industries Inc 52,769 6,324
Sherwin-Williams Co/The 18,335 10,212
$ 100,395
Commercial Services - 2.10%
Automatic Data Processing Inc 96,561 16,550
Cintas Corp 18,710 5,220
Equifax Inc 27,021 4,050
FleetCor Technologies Inc
(c)
19,366 6,105
Gartner Inc
(c)
19,963 3,210
Global Payments Inc 67,070 13,109
H&R Block Inc 43,571 1,011
IHS Markit Ltd 89,485 7,057
MarketAxess Holdings Inc 8,463 2,997
Moody's Corp 36,235 9,305
Nielsen Holdings PLC 79,403 1,620
PayPal Holdings Inc
(c)
262,032 29,843
Quanta Services Inc 31,754 1,243
Robert Half International Inc 26,235 1,526
Rollins Inc 31,421 1,192

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
S&P Global Inc 54,541 $ 16,020
United Rentals Inc
(c)
16,772 2,276
Verisk Analytics Inc 36,570 5,941
$ 128,275
Computers - 6.26%
Accenture PLC - Class A 141,721 29,083
Apple Inc 932,065 288,483
Cognizant Technology Solutions Corp 122,195 7,500
DXC Technology Co 57,128 1,821
Fortinet Inc
(c)
31,680 3,655
Hewlett Packard Enterprise Co 288,769 4,023
HP Inc 330,703 7,051
International Business Machines Corp 197,638 28,406
Leidos Holdings Inc 29,695 2,983
NetApp Inc 50,930 2,720
Seagate Technology PLC 51,591 2,940
Western Digital Corp 66,369 4,347
$ 383,012
Consumer Products - 0.36%
Avery Dennison Corp 18,634 2,445
Church & Dwight Co Inc 54,764 4,065
Clorox Co/The 28,007 4,406
Kimberly-Clark Corp 76,501 10,958
$ 21,874
Cosmetics & Personal Care - 1.53%
Colgate-Palmolive Co 191,258 14,111
Coty Inc 65,960 677
Estee Lauder Cos Inc/The 49,665 9,693
Procter & Gamble Co/The 556,518 69,353
$ 93,834
Distribution & Wholesale - 0.23%
Copart Inc
(c)
45,649 4,632
Fastenal Co 127,988 4,464
LKQ Corp
(c)
68,390 2,235
WW Grainger Inc 9,738 2,948
$ 14,279
Diversified Financial Services - 4.28%
Alliance Data Systems Corp 9,147 940
American Express Co 149,737 19,446
Ameriprise Financial Inc 28,273 4,677
BlackRock Inc 26,319 13,879
Capital One Financial Corp 103,930 10,372
Cboe Global Markets Inc 24,739 3,048
Charles Schwab Corp/The 255,133 11,621
CME Group Inc 79,972 17,363
Discover Financial Services 69,954 5,256
E*TRADE Financial Corp 50,415 2,149
Franklin Resources Inc 62,243 1,575
Intercontinental Exchange Inc 124,267 12,394
Invesco Ltd 83,059 1,437
Mastercard Inc 198,107 62,590
Nasdaq Inc 25,605 2,982
Raymond James Financial Inc 27,552 2,519
Synchrony Financial 132,668 4,300
T Rowe Price Group Inc 52,148 6,963
Visa Inc 382,013 76,009
Western Union Co/The 93,561 2,517
$ 262,037
Electric - 3.28%
AES Corp/VA 148,154 2,942
Alliant Energy Corp 53,637 3,184
Ameren Corp 54,904 4,505
American Electric Power Co Inc 110,230 11,488
CenterPoint Energy Inc 112,080 2,968
CMS Energy Corp 63,342 4,340
Consolidated Edison Inc 74,185 6,973
Dominion Energy Inc 183,681 15,751
DTE Energy Co 42,870 5,685
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Duke Energy Corp 162,691 $ 15,883
Edison International 80,025 6,126
Entergy Corp 44,431 5,844
Evergy Inc 50,858 3,670
Eversource Energy 72,250 6,679
Exelon Corp 216,936 10,324
FirstEnergy Corp 120,575 6,124
NextEra Energy Inc 109,076 29,254
NRG Energy Inc 56,145 2,071
Pinnacle West Capital Corp 25,086 2,451
PPL Corp 161,352 5,839
Public Service Enterprise Group Inc 112,857 6,681
Sempra Energy 62,908 10,106
Southern Co/The 234,035 16,476
WEC Energy Group Inc 70,392 7,031
Xcel Energy Inc 117,022 8,097
$ 200,492
Electrical Components & Equipment - 0.24%
AMETEK Inc 51,012 4,956
Emerson Electric Co 135,939 9,737
$ 14,693
Electronics - 1.33%
Agilent Technologies Inc 69,061 5,702
Allegion PLC 20,736 2,682
Amphenol Corp 66,165 6,581
FLIR Systems Inc 29,938 1,543
Fortive Corp 65,945 4,941
Garmin Ltd 32,242 3,126
Honeywell International Inc 159,455 27,621
Keysight Technologies Inc
(c)
41,859 3,892
Mettler-Toledo International Inc
(c)
5,436 4,116
PerkinElmer Inc 24,793 2,293
Roper Technologies Inc 23,223 8,863
TE Connectivity Ltd 74,642 6,881
Waters Corp
(c)
14,380 3,218
$ 81,459
Engineering & Construction - 0.05%
Jacobs Engineering Group Inc 30,237 2,798
Entertainment - 0.04%
Live Nation Entertainment Inc
(c)
31,446 2,143
Environmental Control - 0.27%
Pentair PLC 37,511 1,610
Republic Services Inc 47,005 4,468
Waste Management Inc 87,099 10,600
$ 16,678
Food - 1.25%
Campbell Soup Co 37,698 1,824
Conagra Brands Inc 108,602 3,575
General Mills Inc 134,876 7,043
Hershey Co/The 33,096 5,136
Hormel Foods Corp 62,052 2,933
JM Smucker Co/The 25,453 2,637
Kellogg Co 55,567 3,790
Kraft Heinz Co/The 138,982 4,059
Kroger Co/The 178,974 4,807
Lamb Weston Holdings Inc 32,595 2,976
McCormick & Co Inc/MD 27,576 4,505
Mondelez International Inc 321,311 18,437
Sysco Corp 113,862 9,353
Tyson Foods Inc 65,873 5,443
$ 76,518
Forest Products & Paper - 0.06%
International Paper Co 87,504 3,563
Gas - 0.09%
Atmos Energy Corp 26,633 3,117
NiSource Inc 83,360 2,443
$ 5,560

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.12%
Snap-on Inc 12,240 $ 1,954
Stanley Black & Decker Inc 33,923 5,405
$ 7,359
Healthcare - Products - 3.72%
Abbott Laboratories 394,412 34,369
ABIOMED Inc
(c)
10,077 1,877
Align Technology Inc
(c)
16,006 4,115
Baxter International Inc 113,936 10,165
Boston Scientific Corp
(c)
311,045 13,024
Cooper Cos Inc/The 11,064 3,838
Danaher Corp 142,660 22,950
DENTSPLY SIRONA Inc 49,633 2,779
Edwards Lifesciences Corp
(c)
46,545 10,233
Henry Schein Inc
(c)
32,746 2,258
Hologic Inc
(c)
59,839 3,203
IDEXX Laboratories Inc
(c)
19,144 5,188
Intuitive Surgical Inc
(c)
25,792 14,438
Medtronic PLC 299,118 34,530
ResMed Inc 32,088 5,101
STERIS PLC 18,920 2,851
Stryker Corp 71,854 15,140
Teleflex Inc 10,332 3,838
Thermo Fisher Scientific Inc 89,486 28,026
Varian Medical Systems Inc
(c)
20,285 2,852
Zimmer Biomet Holdings Inc 45,900 6,789
$ 227,564
Healthcare - Services - 1.90%
Anthem Inc 56,586 15,011
Centene Corp
(c)
130,285 8,183
DaVita Inc
(c)
20,013 1,598
HCA Healthcare Inc 59,039 8,194
Humana Inc 29,553 9,937
IQVIA Holdings Inc
(c)
40,271 6,252
Laboratory Corp of America Holdings
(c)
21,669 3,801
Quest Diagnostics Inc 30,059 3,327
UnitedHealth Group Inc 211,426 57,603
Universal Health Services Inc 17,925 2,458
$ 116,364
Home Builders - 0.23%
DR Horton Inc 74,832 4,430
Lennar Corp - A Shares 62,458 4,145
NVR Inc
(c)
775 2,958
PulteGroup Inc 56,848 2,538
$ 14,071
Home Furnishings - 0.06%
Leggett & Platt Inc 29,369 1,398
Whirlpool Corp 14,104 2,061
$ 3,459
Housewares - 0.03%
Newell Brands Inc 85,037 1,661
Insurance - 3.86%
Aflac Inc 163,803 8,447
Allstate Corp/The 72,294 8,570
American International Group Inc 194,138 9,757
Aon PLC 52,250 11,508
Arthur J Gallagher & Co 41,624 4,269
Assurant Inc 13,532 1,767
Berkshire Hathaway Inc - Class B
(c)
436,510 97,966
Chubb Ltd 101,136 15,372
Cincinnati Financial Corp 33,906 3,558
Everest Re Group Ltd 9,102 2,517
Globe Life Inc 22,232 2,318
Hartford Financial Services Group Inc/The 80,431 4,768
Lincoln National Corp 44,259 2,411
Loews Corp 57,083 2,937
Marsh & McLennan Cos Inc 112,622 12,598
MetLife Inc 174,441 8,672
Principal Financial Group Inc 57,628 3,051
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 130,465 $ 10,527
Prudential Financial Inc 89,710 8,169
Travelers Cos Inc/The 57,601 7,582
Unum Group 46,031 1,229
Willis Towers Watson PLC 28,692 6,062
WR Berkley Corp 32,381 2,381
$ 236,436
Internet - 9.26%
Alphabet Inc - A Shares
(c)
66,866 95,804
Alphabet Inc - C Shares
(c)
66,701 95,665
Amazon.com Inc
(c)
92,940 186,690
Booking Holdings Inc
(c)
9,342 17,101
CDW Corp/DE 32,064 4,183
eBay Inc 170,653 5,727
Expedia Group Inc 31,186 3,382
F5 Networks Inc
(c)
13,566 1,657
Facebook Inc
(c)
537,027 108,431
Netflix Inc
(c)
97,801 33,750
NortonLifeLock Inc 127,957 3,637
Twitter Inc
(c)
173,251 5,627
VeriSign Inc
(c)
23,057 4,799
$ 566,453
Iron & Steel - 0.05%
Nucor Corp 67,665 3,213
Leisure Products & Services - 0.20%
Carnival Corp 89,389 3,891
Harley-Davidson Inc 34,432 1,150
Norwegian Cruise Line Holdings Ltd
(c)
47,479 2,557
Royal Caribbean Cruises Ltd 38,360 4,491
$ 12,089
Lodging - 0.43%
Hilton Worldwide Holdings Inc 62,968 6,788
Las Vegas Sands Corp 75,414 4,925
Marriott International Inc/MD 60,556 8,481
MGM Resorts International 114,923 3,570
Wynn Resorts Ltd 21,561 2,720
$ 26,484
Machinery - Construction & Mining - 0.27%
Caterpillar Inc 123,331 16,200
Machinery - Diversified - 0.49%
Deere & Co 70,267 11,143
Dover Corp 32,418 3,691
Flowserve Corp 29,203 1,363
IDEX Corp 16,973 2,781
Rockwell Automation Inc 25,786 4,942
Westinghouse Air Brake Technologies Corp 40,637 3,001
Xylem Inc/NY 40,187 3,282
$ 30,203
Media - 2.17%
Charter Communications Inc
(c)
34,990 18,106
Comcast Corp - Class A 1,013,101 43,756
Discovery Inc - A Shares
(c)
35,290 1,033
Discovery Inc - C Shares
(c)
74,851 2,079
DISH Network Corp
(c)
57,131 2,100
Fox Corp - A Shares 79,113 2,933
Fox Corp - B Shares 36,234 1,316
News Corp - A Shares 86,709 1,181
News Corp - B Shares 27,175 380
ViacomCBS Inc - B Shares 120,595 4,116
Walt Disney Co/The 402,223 55,631
$ 132,631
Mining - 0.19%
Freeport-McMoRan Inc 323,784 3,594
Newmont Corp 182,955 8,244
$ 11,838

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1.33%
3M Co 128,328 $ 20,360
AO Smith Corp 30,586 1,306
Eaton Corp PLC 92,255 8,715
General Electric Co 1,948,974 24,265
Illinois Tool Works Inc 65,270 11,421
Ingersoll-Rand PLC 53,468 7,123
Parker-Hannifin Corp 28,668 5,610
Textron Inc 50,939 2,340
$ 81,140
Office & Business Equipment - 0.07%
Xerox Holdings Corp 41,491 1,476
Zebra Technologies Corp
(c)
12,034 2,876
$ 4,352
Oil & Gas - 3.07%
Apache Corp 83,916 2,303
Cabot Oil & Gas Corp 91,033 1,283
Chevron Corp 421,966 45,209
Cimarex Energy Co 22,720 997
Concho Resources Inc 44,862 3,400
ConocoPhillips 244,866 14,552
Devon Energy Corp 86,362 1,876
Diamondback Energy Inc 35,960 2,675
EOG Resources Inc 129,826 9,466
Exxon Mobil Corp 944,212 58,655
Helmerich & Payne Inc 24,201 981
Hess Corp 57,799 3,270
HollyFrontier Corp 33,134 1,488
Marathon Oil Corp 178,511 2,030
Marathon Petroleum Corp 144,902 7,897
Noble Energy Inc 106,737 2,110
Occidental Petroleum Corp 199,352 7,918
Phillips 66 99,163 9,061
Pioneer Natural Resources Co 36,966 4,990
Valero Energy Corp 91,641 7,726
$ 187,887
Oil & Gas Services - 0.34%
Baker Hughes Co 145,024 3,141
Halliburton Co 195,890 4,272
National Oilwell Varco Inc 86,102 1,775
Schlumberger Ltd 308,940 10,353
TechnipFMC PLC 93,781 1,548
$ 21,089
Packaging & Containers - 0.24%
Amcor PLC 361,550 3,829
Ball Corp 73,002 5,269
Packaging Corp of America 21,124 2,023
Sealed Air Corp 34,482 1,224
Westrock Co 57,552 2,244
$ 14,589
Pharmaceuticals - 5.96%
AbbVie Inc 330,013 26,738
Allergan PLC 73,259 13,673
AmerisourceBergen Corp 33,546 2,870
Becton Dickinson and Co 60,357 16,609
Bristol-Myers Squibb Co 523,128 32,931
Cardinal Health Inc 65,272 3,343
Cigna Corp 83,333 16,032
CVS Health Corp 290,323 19,690
Eli Lilly & Co 188,551 26,329
Johnson & Johnson 587,327 87,435
McKesson Corp 40,211 5,734
Merck & Co Inc 568,161 48,544
Mylan NV
(c)
115,180 2,467
Perrigo Co PLC 30,374 1,733
Pfizer Inc 1,234,992 45,991
Zoetis Inc 106,291 14,265
$ 364,384
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.35%
Kinder Morgan Inc/DE 434,686 $ 9,072
ONEOK Inc 92,183 6,902
Williams Cos Inc/The 270,480 5,596
$ 21,570
Real Estate - 0.07%
CBRE Group Inc
(c)
74,703 4,561
REITs - 2.83%
Alexandria Real Estate Equities Inc 27,357 4,465
American Tower Corp 98,848 22,907
Apartment Investment & Management Co 33,225 1,751
AvalonBay Communities Inc 31,167 6,754
Boston Properties Inc 32,090 4,600
Crown Castle International Corp 92,783 13,903
Digital Realty Trust Inc 46,577 5,728
Duke Realty Corp 82,027 2,978
Equinix Inc 19,032 11,224
Equity Residential 77,899 6,472
Essex Property Trust Inc 14,748 4,568
Extra Space Storage Inc 28,902 3,199
Federal Realty Investment Trust 15,673 1,959
Healthpeak Properties Inc 110,453 3,975
Host Hotels & Resorts Inc 160,045 2,615
Iron Mountain Inc 64,078 2,025
Kimco Realty Corp 94,225 1,795
Mid-America Apartment Communities Inc 25,455 3,493
Prologis Inc 140,981 13,094
Public Storage 33,525 7,502
Realty Income Corp 72,732 5,703
Regency Centers Corp 37,393 2,320
SBA Communications Corp 25,129 6,271
Simon Property Group Inc 68,479 9,118
SL Green Realty Corp 18,191 1,674
UDR Inc 65,398 3,133
Ventas Inc 83,180 4,813
Vornado Realty Trust 35,349 2,325
Welltower Inc 90,549 7,689
Weyerhaeuser Co 166,286 4,814
$ 172,867
Retail - 5.14%
Advance Auto Parts Inc 15,456 2,036
AutoZone Inc
(c)
5,318 5,626
Best Buy Co Inc 50,818 4,304
CarMax Inc
(c)
36,694 3,561
Chipotle Mexican Grill Inc
(c)
5,707 4,947
Costco Wholesale Corp 98,589 30,121
Darden Restaurants Inc 27,360 3,186
Dollar General Corp 56,817 8,716
Dollar Tree Inc
(c)
52,813 4,598
Gap Inc/The 47,484 827
Genuine Parts Co 32,423 3,034
Home Depot Inc/The 243,430 55,526
Kohl's Corp 34,940 1,494
L Brands Inc 51,826 1,200
Lowe's Cos Inc 171,047 19,883
Macy's Inc 68,956 1,100
McDonald's Corp 168,060 35,960
Nordstrom Inc 23,906 881
O'Reilly Automotive Inc
(c)
16,885 6,857
Ross Stores Inc 80,723 9,056
Starbucks Corp 263,552 22,357
Target Corp 113,084 12,523
Tiffany & Co 24,089 3,228
TJX Cos Inc/The 270,618 15,977
Tractor Supply Co 26,419 2,456
Ulta Beauty Inc
(c)
12,757 3,418
Walgreens Boots Alliance Inc 167,311 8,508
Walmart Inc 316,571 36,244
Yum! Brands Inc 67,497 7,139
$ 314,763

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0.03%
People's United Financial Inc 99,110 $ 1,528
Semiconductors - 4.10%
Advanced Micro Devices Inc
(c)
248,516 11,680
Analog Devices Inc 82,190 9,020
Applied Materials Inc 206,145 11,954
Broadcom Inc 88,522 27,013
Intel Corp 970,744 62,060
IPG Photonics Corp
(c)
7,934 1,013
KLA Corp 35,213 5,836
Lam Research Corp 32,377 9,655
Maxim Integrated Products Inc 60,389 3,631
Microchip Technology Inc 53,330 5,199
Micron Technology Inc
(c)
247,049 13,116
NVIDIA Corp 136,574 32,290
Qorvo Inc
(c)
25,925 2,745
QUALCOMM Inc 254,813 21,738
Skyworks Solutions Inc 38,021 4,302
Texas Instruments Inc 208,604 25,168
Xilinx Inc 56,117 4,741
$ 251,161
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc 9,128 2,382
Software - 8.68%
Activision Blizzard Inc 171,445 10,026
Adobe Inc
(c)
108,028 37,933
Akamai Technologies Inc
(c)
36,063 3,366
ANSYS Inc
(c)
19,099 5,239
Autodesk Inc
(c)
49,102 9,666
Broadridge Financial Solutions Inc 25,585 3,048
Cadence Design Systems Inc
(c)
62,617 4,515
Cerner Corp 70,093 5,035
Citrix Systems Inc 27,316 3,311
Electronic Arts Inc
(c)
65,158 7,032
Fidelity National Information Services Inc 137,154 19,703
Fiserv Inc
(c)
127,449 15,117
Intuit Inc 58,091 16,288
Jack Henry & Associates Inc 17,169 2,567
Microsoft Corp 1,702,441 289,806
MSCI Inc 18,904 5,403
Oracle Corp 483,467 25,358
Paychex Inc 71,092 6,098
Paycom Software Inc
(c)
10,940 3,481
salesforce.com Inc
(c)
197,943 36,087
ServiceNow Inc
(c)
42,089 14,236
Synopsys Inc
(c)
33,548 4,949
Take-Two Interactive Software Inc
(c)
25,257 3,148
$ 531,412
Telecommunications - 3.01%
Arista Networks Inc
(c)
12,106 2,704
AT&T Inc 1,630,180 61,327
CenturyLink Inc 218,965 2,991
Cisco Systems Inc 946,702 43,520
Corning Inc 171,634 4,581
Juniper Networks Inc 74,693 1,713
Motorola Solutions Inc 38,236 6,768
T-Mobile US Inc
(c)
70,644 5,594
Verizon Communications Inc 922,940 54,860
$ 184,058
Textiles - 0.03%
Mohawk Industries Inc
(c)
13,266 1,747
Toys, Games & Hobbies - 0.05%
Hasbro Inc 28,398 2,893
Transportation - 1.48%
CH Robinson Worldwide Inc 30,183 2,180
CSX Corp 173,537 13,248
Expeditors International of Washington Inc 38,004 2,776
FedEx Corp 53,567 7,748
JB Hunt Transport Services Inc 19,027 2,054
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Kansas City Southern 22,120 $ 3,731
Norfolk Southern Corp 58,188 12,115
Old Dominion Freight Line Inc 14,250 2,796
Union Pacific Corp 154,917 27,795
United Parcel Service Inc 156,380 16,189
$ 90,632
Water - 0.09%
American Water Works Co Inc 40,342 5,495
TOTAL COMMON STOCKS $ 5,964,298
Total Investments $ 6,122,630
Other Assets and Liabilities -  (0.06)% (3,654)
TOTAL NET ASSETS - 100.00% $ 6,118,976
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 21.14%
Technology 19.11%
Financial 16.95%
Communications 14.53%
Industrial 8.56%
Consumer, Cyclical 8.02%
Energy 3.76%
Utilities 3.46%
Money Market Funds 2.34%
Basic Materials 1.94%
Investment Companies 0.25%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 20,673 $ 515,830 $ 393,461 $ 143,042
$ 20,673 $ 515,830 $ 393,461 $ 143,042
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 279 $ — $ — $ —
$ 279 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2020 Long 866 $ 139,599 $ (1,109)
Total $ (1,109)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.34% Shares Held Value (000's)
Money Market Funds - 2.30%
BlackRock Liquidity FedFund 1.49%
(a),(b)
526,220 $ 526
Principal Government Money Market Fund
1.43%
(a),(c)
49,326,337 49,326
$ 49,852
Principal Exchange-Traded Funds - 0.04%
Principal Shareholder Yield Index ETF
(c),(d)
4,298 141
Principal Sustainable Momentum Index ETF
(c)
5,382 157
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(c)
15,323 482
$ 780
TOTAL INVESTMENT COMPANIES $ 50,632
COMMON STOCKS - 97.76% Shares Held Value (000's)
Advertising - 0.03%
Interpublic Group of Cos Inc/The 7,710 175
Omnicom Group Inc 5,371 405
$ 580
Aerospace & Defense - 5.22%
Arconic Inc 8,498 255
Boeing Co/The 56,380 17,944
General Dynamics Corp 58,860 10,326
L3Harris Technologies Inc 94,669 20,953
Northrop Grumman Corp 51,560 19,313
Raytheon Co 2,909 643
Spirit AeroSystems Holdings Inc 243,093 15,879
Teledyne Technologies Inc
(e)
789 288
TransDigm Group Inc 153 98
United Technologies Corp 182,652 27,434
$ 113,133
Agriculture - 0.21%
Altria Group Inc 22,167 1,054
Archer-Daniels-Midland Co 13,567 607
Bunge Ltd 3,042 159
Philip Morris International Inc 33,323 2,756
$ 4,576
Airlines - 0.06%
Alaska Air Group Inc 1,567 101
Copa Holdings SA 818 80
Delta Air Lines Inc 12,116 676
JetBlue Airways Corp
(e)
5,956 118
Southwest Airlines Co 3,004 165
United Airlines Holdings Inc
(e)
2,831 212
$ 1,352
Apparel - 0.03%
Capri Holdings Ltd
(e)
1,899 57
Carter's Inc 664 70
Columbia Sportswear Co 338 32
Hanesbrands Inc 2,307 32
PVH Corp 1,644 143
Ralph Lauren Corp 1,130 128
Skechers U.S.A. Inc
(e)
2,083 78
Tapestry Inc 5,971 154
Under Armour Inc - Class C
(e)
1,731 31
$ 725
Automobile Manufacturers - 0.10%
Cummins Inc 2,345 375
Ford Motor Co 61,181 540
General Motors Co 19,497 651
PACCAR Inc 8,891 660
$ 2,226
Automobile Parts & Equipment - 0.03%
Aptiv PLC 3,750 318
BorgWarner Inc 4,580 157
Goodyear Tire & Rubber Co/The 5,497 72
Lear Corp 1,336 165
WABCO Holdings Inc
(e)
243 33
$ 745
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 10.52%
Associated Banc-Corp 4,188 $ 83
Bank of America Corp 749,162 24,595
Bank of Hawaii Corp 947 85
Bank of New York Mellon Corp/The 12,880 577
Bank OZK 3,181 86
BankUnited Inc 2,459 81
CIT Group Inc 2,191 100
Citigroup Inc 49,328 3,670
Citizens Financial Group Inc 6,811 254
Comerica Inc 3,040 186
Commerce Bancshares Inc/MO 2,204 149
East West Bancorp Inc 3,314 152
Fifth Third Bancorp 25,251 718
First Citizens BancShares Inc/NC 185 97
First Hawaiian Inc 3,268 95
First Horizon National Corp 7,507 120
First Republic Bank/CA 2,124 236
FNB Corp/PA 7,898 92
Goldman Sachs Group Inc/The 5,000 1,189
Huntington Bancshares Inc/OH 22,435 304
JPMorgan Chase & Co 542,075 71,748
KeyCorp 37,181 696
M&T Bank Corp 2,063 348
Morgan Stanley 30,110 1,574
Northern Trust Corp 223,089 21,821
PacWest Bancorp 2,830 99
Pinnacle Financial Partners Inc 1,798 106
PNC Financial Services Group Inc/The 6,871 1,021
Popular Inc 2,260 126
Prosperity Bancshares Inc 1,819 128
Regions Financial Corp 21,052 328
Signature Bank/New York NY 638 91
State Street Corp 5,694 431
SVB Financial Group
(e)
1,041 250
Synovus Financial Corp 3,036 106
Texas Capital Bancshares Inc
(e)
1,289 71
Truist Financial Corp 20,986 1,082
Umpqua Holdings Corp 5,296 90
US Bancorp 753,510 40,102
Wells Fargo & Co 1,163,735 54,626
Western Alliance Bancorp 1,993 110
Zions Bancorp NA 3,715 169
$ 227,992
Beverages - 1.05%
Brown-Forman Corp - A Shares 187 12
Coca-Cola Co/The 19,149 1,118
Constellation Brands Inc 2,478 466
Keurig Dr Pepper Inc 4,580 131
Molson Coors Beverage Co 3,811 212
PepsiCo Inc 146,881 20,860
$ 22,799
Biotechnology - 1.15%
Alexion Pharmaceuticals Inc
(e)
1,075 107
Alnylam Pharmaceuticals Inc
(e)
352 40
Amgen Inc 989 214
Biogen Inc
(e)
2,441 656
Bio-Rad Laboratories Inc
(e)
463 167
Bluebird Bio Inc
(e)
1,123 89
Corteva Inc 750,750 21,712
Exelixis Inc
(e)
3,743 64
Gilead Sciences Inc 22,532 1,424
Moderna Inc
(d),(e)
471 10
Regeneron Pharmaceuticals Inc
(e)
1,332 450
United Therapeutics Corp
(e)
917 90
$ 25,023
Building Materials - 0.07%
Eagle Materials Inc 285 26
Fortune Brands Home & Security Inc 2,228 153
Johnson Controls International plc 12,210 482

Schedule of Investments
LargeCap Value Fund III
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Lennox International Inc 98 $ 23
Martin Marietta Materials Inc 677 178
Masco Corp 6,212 295
MDU Resources Group Inc 5,092 151
Owens Corning 2,426 147
Vulcan Materials Co 154 22
$ 1,477
Chemicals - 2.33%
Air Products & Chemicals Inc 141,994 33,895
Axalta Coating Systems Ltd
(e)
3,275 94
Cabot Corp 1,567 63
Celanese Corp 2,616 271
CF Industries Holdings Inc 4,354 175
Chemours Co/The 4,242 59
Dow Inc 18,069 833
DuPont de Nemours Inc 211,341 10,816
Eastman Chemical Co 3,036 216
FMC Corp 2,786 266
Huntsman Corp 5,309 109
International Flavors & Fragrances Inc
(d)
2,266 297
Linde PLC 8,436 1,714
LyondellBasell Industries NV 7,139 556
Mosaic Co/The 7,445 148
NewMarket Corp 40 18
Olin Corp 4,136 62
PPG Industries Inc 4,211 505
RPM International Inc 2,373 169
Univar Solutions Inc
(e)
3,633 78
Valvoline Inc 4,657 98
Westlake Chemical Corp 937 57
$ 50,499
Commercial Services - 2.09%
ADT Inc
(d)
4,022 25
AMERCO 207 77
Aramark 520,368 22,969
CoreLogic Inc/United States 1,705 79
Equifax Inc 138,477 20,758
Graham Holdings Co 112 61
Grand Canyon Education Inc
(e)
995 78
H&R Block Inc 4,118 96
IHS Markit Ltd 4,953 391
Macquarie Infrastructure Corp 1,801 79
ManpowerGroup Inc 1,357 124
Nielsen Holdings PLC 6,721 137
Quanta Services Inc 2,509 98
Sabre Corp 4,818 104
Service Corp International/US 2,678 128
United Rentals Inc
(e)
558 76
$ 45,280
Computers - 1.50%
Amdocs Ltd 2,849 205
Apple Inc 30,611 9,474
CACI International Inc
(e)
72,236 19,318
Cognizant Technology Solutions Corp 12,540 770
Dell Technologies Inc
(e)
1,132 55
DXC Technology Co 5,342 170
Hewlett Packard Enterprise Co 20,506 286
HP Inc 22,083 471
International Business Machines Corp 8,124 1,168
Leidos Holdings Inc 2,790 280
Western Digital Corp 4,666 306
$ 32,503
Consumer Products - 0.98%
Avery Dennison Corp 232 30
Church & Dwight Co Inc 272,451 20,221
Clorox Co/The 361 57
Kimberly-Clark Corp 5,354 767
Spectrum Brands Holdings Inc 956 59
$ 21,134
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 1.27%
Colgate-Palmolive Co 288,989 $ 21,321
Coty Inc 6,924 71
Procter & Gamble Co/The 48,859 6,089
$ 27,481
Distribution & Wholesale - 0.03%
Fastenal Co 780 27
HD Supply Holdings Inc
(e)
3,834 156
IAA Inc
(e)
400 19
KAR Auction Services Inc 403 8
LKQ Corp
(e)
5,983 196
Watsco Inc 768 134
WESCO International Inc
(e)
1,046 51
$ 591
Diversified Financial Services - 3.08%
Air Lease Corp 2,204 95
Alliance Data Systems Corp 801 82
Ally Financial Inc 8,411 269
American Express Co 163,182 21,192
Ameriprise Financial Inc 4,153 687
BGC Partners Inc 7,823 45
BlackRock Inc 1,854 978
Capital One Financial Corp 198,771 19,837
Charles Schwab Corp/The 395,377 18,009
CME Group Inc 5,563 1,208
Discover Financial Services 8,107 609
E*TRADE Financial Corp 3,987 170
Eaton Vance Corp 2,591 119
Evercore Inc - Class A 722 55
Franklin Resources Inc 6,233 158
Intercontinental Exchange Inc 5,191 518
Invesco Ltd 8,714 151
Janus Henderson Group PLC 3,876 98
Jefferies Financial Group Inc 6,250 135
Lazard Ltd 1,606 67
Legg Mason Inc 2,302 90
Nasdaq Inc 2,426 283
Navient Corp 5,740 83
OneMain Holdings Inc 1,821 77
Raymond James Financial Inc 2,119 194
Santander Consumer USA Holdings Inc 3,012 80
SEI Investments Co 1,543 101
SLM Corp 10,775 118
Synchrony Financial 19,447 630
T Rowe Price Group Inc 2,561 342
TD Ameritrade Holding Corp 942 45
Western Union Co/The 6,966 187
$ 66,712
Electric - 6.70%
AES Corp/VA 15,137 301
Alliant Energy Corp 5,411 321
Ameren Corp 3,823 314
American Electric Power Co Inc 11,731 1,223
Avangrid Inc 1,623 86
CMS Energy Corp 287,255 19,680
Consolidated Edison Inc 8,629 811
Dominion Energy Inc 274,470 23,536
DTE Energy Co 149,130 19,776
Duke Energy Corp 11,424 1,115
Edison International 151,374 11,588
Entergy Corp 5,521 726
Evergy Inc 5,119 369
Eversource Energy 8,156 754
Exelon Corp 306,758 14,599
FirstEnergy Corp 14,836 753
Hawaiian Electric Industries Inc 2,816 138
IDACORP Inc 1,267 142
NextEra Energy Inc 86,218 23,124
NRG Energy Inc 5,807 214
OGE Energy Corp 4,722 216

Schedule of Investments
LargeCap Value Fund III
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
PG&E Corp
(e)
11,893 $ 181
Pinnacle West Capital Corp 2,492 243
PPL Corp 19,580 709
Public Service Enterprise Group Inc 7,890 467
Sempra Energy 6,926 1,113
Southern Co/The 24,147 1,700
Vistra Energy Corp 9,886 223
WEC Energy Group Inc 198,967 19,875
Xcel Energy Inc 12,941 895
$ 145,192
Electrical Components & Equipment - 0.07%
Acuity Brands Inc 635 75
AMETEK Inc 2,591 252
Emerson Electric Co 13,488 966
Energizer Holdings Inc 1,410 65
Hubbell Inc 645 92
Littelfuse Inc 519 92
$ 1,542
Electronics - 1.52%
Agilent Technologies Inc 4,397 363
Allegion PLC 645 83
Arrow Electronics Inc
(e)
1,869 142
Avnet Inc 2,375 87
Coherent Inc
(e)
549 78
FLIR Systems Inc 2,779 143
Fortive Corp 3,594 269
Garmin Ltd 3,187 309
Gentex Corp 5,844 174
Honeywell International Inc 170,553 29,543
Jabil Inc 2,910 113
National Instruments Corp 2,809 125
nVent Electric PLC 3,752 93
PerkinElmer Inc 1,833 170
Roper Technologies Inc 2,176 831
Sensata Technologies Holding PLC
(e)
2,125 101
SYNNEX Corp 975 134
Trimble Inc
(e)
4,585 195
Woodward Inc 332 39
$ 32,992
Engineering & Construction - 0.61%
AECOM
(e)
3,555 171
frontdoor Inc
(e)
2,073 88
Jacobs Engineering Group Inc 140,899 13,038
$ 13,297
Entertainment - 0.01%
Cinemark Holdings Inc 2,504 79
International Game Technology PLC 2,595 35
Madison Square Garden Co/The
(e)
371 110
Vail Resorts Inc 151 35
$ 259
Environmental Control - 0.05%
Clean Harbors Inc
(e)
1,174 96
Pentair PLC 3,767 162
Republic Services Inc 5,789 550
Stericycle Inc
(e)
1,912 120
Waste Management Inc 1,452 177
$ 1,105
Food - 1.20%
Campbell Soup Co 1,725 83
Conagra Brands Inc 10,354 341
Flowers Foods Inc 4,501 97
General Mills Inc 14,707 768
Hershey Co/The 1,130 175
Hormel Foods Corp 429,413 20,294
Ingredion Inc 1,502 132
JM Smucker Co/The 2,378 246
Kellogg Co 4,525 309
Kraft Heinz Co/The 16,697 488
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kroger Co/The 20,802 $ 559
Lamb Weston Holdings Inc 2,349 215
McCormick & Co Inc/MD 676 110
Mondelez International Inc 22,325 1,281
Pilgrim's Pride Corp
(e)
1,015 26
Post Holdings Inc
(e)
858 90
Sprouts Farmers Market Inc
(e)
1,822 29
TreeHouse Foods Inc
(e)
1,209 54
Tyson Foods Inc 7,271 601
US Foods Holding Corp
(e)
4,788 192
$ 26,090
Forest Products & Paper - 0.02%
Domtar Corp 1,740 60
International Paper Co 11,461 467
$ 527
Gas - 0.03%
Atmos Energy Corp 2,510 294
NiSource Inc 8,479 249
UGI Corp 4,531 188
$ 731
Hand & Machine Tools - 0.03%
Colfax Corp
(e)
2,094 74
Lincoln Electric Holdings Inc 222 20
Regal Beloit Corp 1,024 80
Snap-on Inc 1,217 194
Stanley Black & Decker Inc 2,366 377
$ 745
Healthcare - Products - 3.93%
Abbott Laboratories 237,647 20,708
Baxter International Inc 4,011 358
Cooper Cos Inc/The 657 228
Danaher Corp 9,163 1,474
DENTSPLY SIRONA Inc 4,801 269
Envista Holdings Corp
(e)
1,309 39
Henry Schein Inc
(e)
2,853 197
Hill-Rom Holdings Inc 754 80
Hologic Inc
(e)
1,332 71
Integra LifeSciences Holdings Corp
(e)
1,650 91
Medtronic PLC 520,835 60,125
QIAGEN NV
(e)
4,765 161
STERIS PLC 1,709 257
Thermo Fisher Scientific Inc 1,998 626
West Pharmaceutical Services Inc 463 72
Zimmer Biomet Holdings Inc 3,202 474
$ 85,230
Healthcare - Services - 3.02%
Anthem Inc 81,577 21,641
Catalent Inc
(e)
3,156 193
Centene Corp
(e)
4,886 307
DaVita Inc
(e)
2,203 176
Encompass Health Corp 1,201 92
HCA Healthcare Inc 1,699 236
Humana Inc 2,570 864
IQVIA Holdings Inc
(e)
1,586 246
Laboratory Corp of America Holdings
(e)
1,425 250
MEDNAX Inc
(e)
1,961 45
Molina Healthcare Inc
(e)
363 45
Quest Diagnostics Inc 2,889 320
UnitedHealth Group Inc 149,804 40,814
Universal Health Services Inc 1,696 232
$ 65,461
Home Builders - 0.07%
DR Horton Inc 9,261 548
Lennar Corp - A Shares 5,337 354
Lennar Corp - B Shares 561 30
PulteGroup Inc 5,742 256
Thor Industries Inc 1,218 98

Schedule of Investments
LargeCap Value Fund III
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Toll Brothers Inc 3,060 $ 136
$ 1,422
Home Furnishings - 0.02%
Dolby Laboratories Inc 1,367 95
Leggett & Platt Inc 3,059 145
Whirlpool Corp 1,374 201
$ 441
Housewares - 0.01%
Newell Brands Inc 8,334 163
Insurance - 5.59%
Aflac Inc 21,238 1,095
Allstate Corp/The 9,660 1,145
American Financial Group Inc/OH 1,691 184
American International Group Inc 870,080 43,730
American National Insurance Co 312 34
Arch Capital Group Ltd
(e)
13,961 617
Arthur J Gallagher & Co 2,261 232
Assurant Inc 150,054 19,591
Assured Guaranty Ltd 2,242 103
Athene Holding Ltd
(e)
2,145 93
Axis Capital Holdings Ltd 1,704 109
Berkshire Hathaway Inc - Class B
(e)
30,730 6,897
Brighthouse Financial Inc
(e)
2,690 105
Brown & Brown Inc 4,791 215
Chubb Ltd 251,712 38,258
Cincinnati Financial Corp 3,247 341
CNA Financial Corp 1,010 45
Equitable Holdings Inc 9,249 222
Everest Re Group Ltd 637 176
Fidelity National Financial Inc 5,847 285
First American Financial Corp 2,539 157
Globe Life Inc 2,364 246
Hanover Insurance Group Inc/The 951 132
Hartford Financial Services Group Inc/The 13,207 783
Kemper Corp 1,274 95
Lincoln National Corp 4,334 236
Loews Corp 5,455 281
Markel Corp
(e)
260 305
Marsh & McLennan Cos Inc 963 108
Mercury General Corp 879 43
MetLife Inc 22,644 1,126
MGIC Investment Corp 8,500 117
Old Republic International Corp 6,675 151
Primerica Inc 305 36
Progressive Corp/The 6,157 497
Prudential Financial Inc 11,808 1,075
Reinsurance Group of America Inc 1,410 203
RenaissanceRe Holdings Ltd 635 120
Travelers Cos Inc/The 6,738 887
Unum Group 4,893 131
Voya Financial Inc 2,819 168
White Mountains Insurance Group Ltd 69 77
Willis Towers Watson PLC 2,016 426
WR Berkley Corp 3,206 236
$ 121,113
Internet - 1.41%
Alphabet Inc - A Shares
(e)
20,573 29,477
F5 Networks Inc
(e)
204 25
IAC/InterActiveCorp
(e)
483 118
NortonLifeLock Inc 12,048 342
TripAdvisor Inc 614 17
Uber Technologies Inc
(e)
13,268 481
VeriSign Inc
(e)
514 107
$ 30,567
Iron & Steel - 0.04%
Nucor Corp 9,158 435
Reliance Steel & Aluminum Co 1,508 173
Steel Dynamics Inc 4,841 145
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
United States Steel Corp
(d)
4,803 $ 43
$ 796
Leisure Products & Services - 0.07%
Brunswick Corp/DE 2,015 127
Carnival Corp 10,378 452
Harley-Davidson Inc 3,388 113
Norwegian Cruise Line Holdings Ltd
(e)
3,750 202
Polaris Inc 279 25
Royal Caribbean Cruises Ltd 4,367 511
$ 1,430
Lodging - 0.07%
Caesars Entertainment Corp
(e)
12,694 174
Choice Hotels International Inc 570 57
Extended Stay America Inc 4,916 64
Hilton Grand Vacations Inc
(e)
2,028 65
Hyatt Hotels Corp 958 81
Las Vegas Sands Corp 5,228 341
MGM Resorts International 12,807 398
Wyndham Destinations Inc 2,150 104
Wyndham Hotels & Resorts Inc 1,593 91
Wynn Resorts Ltd 398 50
$ 1,425
Machinery - Construction & Mining - 0.06%
BWX Technologies Inc 736 47
Caterpillar Inc 7,760 1,019
Oshkosh Corp 1,571 135
$ 1,201
Machinery - Diversified - 1.72%
AGCO Corp 1,405 99
Crane Co 1,185 101
Curtiss-Wright Corp 1,021 148
Deere & Co 103,620 16,432
Dover Corp 3,046 347
Flowserve Corp 2,208 103
Gardner Denver Holdings Inc
(e)
2,922 103
Gates Industrial Corp PLC
(e)
2,062 26
GrafTech International Ltd 1,633 18
IDEX Corp 893 146
Nordson Corp 213 36
Westinghouse Air Brake Technologies Corp 266,794 19,705
$ 37,264
Media - 2.66%
Charter Communications Inc
(e)
1,858 961
Comcast Corp - Class A 733,703 31,689
Discovery Inc - A Shares
(e)
3,466 101
Discovery Inc - C Shares
(e)
7,400 206
DISH Network Corp
(e)
5,818 214
Fox Corp - A Shares 6,876 255
Fox Corp - B Shares 3,509 128
John Wiley & Sons Inc 1,265 55
Liberty Broadband Corp - A Shares
(e)
648 85
Liberty Broadband Corp - C Shares
(e)
2,296 305
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
841 38
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
4,397 206
Liberty Media Corp-Liberty SiriusXM - A Shares
(e)
2,048 100
Liberty Media Corp-Liberty SiriusXM - C Shares
(e)
3,596 176
New York Times Co/The 2,992 96
News Corp - A Shares 8,638 118
News Corp - B Shares 3,323 46
Nexstar Media Group Inc 306 37
ViacomCBS Inc - A Shares
(d)
247 9
ViacomCBS Inc - B Shares 3,822 130
Walt Disney Co/The 164,090 22,695
$ 57,650

Schedule of Investments
LargeCap Value Fund III
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0.01%
Timken Co/The 1,634 $ 86
Valmont Industries Inc 536 76
$ 162
Mining - 0.06%
Alcoa Corp
(e)
4,536 63
Freeport-McMoRan Inc 22,692 252
Newmont Corp 18,837 849
Southern Copper Corp 761 29
$ 1,193
Miscellaneous Manufacturers - 1.67%
3M Co 3,494 554
AO Smith Corp 2,612 111
Carlisle Cos Inc 265 41
Eaton Corp PLC 10,131 957
General Electric Co 2,685,530 33,435
Hexcel Corp 295 22
Ingersoll-Rand PLC 1,439 192
ITT Inc 2,021 136
Parker-Hannifin Corp 3,363 658
$ 36,106
Office & Business Equipment - 0.01%
Xerox Holdings Corp 4,180 149
Oil & Gas - 8.55%
Cabot Oil & Gas Corp 4,271 60
Centennial Resource Development Inc/DE
(e)
5,640 18
Chevron Corp 514,640 55,139
Cimarex Energy Co 2,416 106
Concho Resources Inc 3,118 236
ConocoPhillips 323,249 19,211
Continental Resources Inc/OK 2,325 63
Devon Energy Corp 8,721 190
Diamondback Energy Inc 2,757 205
EOG Resources Inc 499,755 36,437
EQT Corp 6,413 39
Exxon Mobil Corp 90,148 5,600
Helmerich & Payne Inc 2,523 102
Hess Corp 377,197 21,338
HollyFrontier Corp 3,589 161
Kosmos Energy Ltd 10,211 52
Marathon Oil Corp 17,835 203
Marathon Petroleum Corp 16,477 898
Murphy Oil Corp 3,599 76
Noble Energy Inc 10,112 200
Occidental Petroleum Corp 14,038 558
Parsley Energy Inc 3,294 55
Patterson-UTI Energy Inc 5,432 43
PBF Energy Inc 3,043 83
Phillips 66 267,194 24,413
Pioneer Natural Resources Co 1,499 202
Valero Energy Corp 229,457 19,345
WPX Energy Inc
(e)
9,832 118
$ 185,151
Oil & Gas Services - 0.36%
Apergy Corp
(e)
2,159 56
Baker Hughes Co 14,246 309
Halliburton Co 13,605 297
National Oilwell Varco Inc 8,587 177
Schlumberger Ltd 209,504 7,020
$ 7,859
Packaging & Containers - 0.05%
Ardagh Group SA 1,235 24
Berry Global Group Inc
(e)
1,995 85
Crown Holdings Inc
(e)
1,313 97
Graphic Packaging Holding Co 6,911 108
O-I Glass Inc 4,118 52
Packaging Corp of America 2,083 200
Sealed Air Corp 3,292 117
Silgan Holdings Inc 2,246 69
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Sonoco Products Co 2,314 $ 132
Westrock Co 5,622 219
$ 1,103
Pharmaceuticals - 6.14%
Agios Pharmaceuticals Inc
(e)
1,101 54
Alkermes PLC
(e)
3,306 57
Allergan PLC 5,152 961
Becton Dickinson and Co 96,470 26,547
Bristol-Myers Squibb Co 25,431 1,601
Cardinal Health Inc 6,289 322
Cigna Corp 6,956 1,338
Covetrus Inc
(e)
2,482 30
CVS Health Corp 851,570 57,754
Elanco Animal Health Inc
(e)
7,864 243
Herbalife Nutrition Ltd
(e)
1,957 76
Horizon Therapeutics Plc
(e)
3,554 123
Jazz Pharmaceuticals PLC
(e)
188 27
Johnson & Johnson 260,620 38,798
McKesson Corp 5,794 826
Merck & Co Inc 6,738 576
Mylan NV
(e)
11,028 236
Perrigo Co PLC 2,786 159
Pfizer Inc 87,403 3,255
Premier Inc
(e)
1,547 54
$ 133,037
Pipelines - 0.10%
Antero Midstream Corp
(d)
6,214 31
Cheniere Energy Inc
(e)
2,242 133
Equitrans Midstream Corp 4,825 47
Kinder Morgan Inc/DE 48,996 1,023
ONEOK Inc 4,392 329
Targa Resources Corp 5,077 185
Williams Cos Inc/The 18,970 392
$ 2,140
Real Estate - 0.03%
CBRE Group Inc
(e)
6,503 397
Jones Lang LaSalle Inc 1,059 180
$ 577
REITs - 2.99%
AGNC Investment Corp 12,071 224
Alexandria Real Estate Equities Inc 3,032 495
American Campus Communities Inc 3,252 149
American Homes 4 Rent 3,849 105
Annaly Capital Management Inc 30,410 297
Apartment Investment & Management Co 3,494 184
Apple Hospitality REIT Inc 5,747 86
AvalonBay Communities Inc 3,495 757
Boston Properties Inc 4,076 584
Brandywine Realty Trust 4,707 74
Brixmor Property Group Inc 7,273 145
Camden Property Trust 2,148 242
Chimera Investment Corp 4,522 96
CoreSite Realty Corp 299 35
Corporate Office Properties Trust 3,066 91
Cousins Properties Inc 3,453 141
CyrusOne Inc 2,470 150
Digital Realty Trust Inc 3,244 399
Douglas Emmett Inc 3,927 163
Duke Realty Corp 8,341 303
Empire State Realty Trust Inc 4,275 58
EPR Properties 1,753 125
Equity Commonwealth 3,187 105
Equity Residential 9,128 758
Essex Property Trust Inc 1,022 317
Extra Space Storage Inc 624 69
Federal Realty Investment Trust 1,598 200
Gaming and Leisure Properties Inc 4,706 222
Healthcare Trust of America Inc 4,648 149
Healthpeak Properties Inc 7,714 278

Schedule of Investments
LargeCap Value Fund III
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Highwoods Properties Inc 2,499 $ 125
Host Hotels & Resorts Inc 15,331 251
Hudson Pacific Properties Inc 3,537 129
Invitation Homes Inc 15,448 486
JBG SMITH Properties 2,833 115
Kilroy Realty Corp 2,424 200
Kimco Realty Corp 9,252 176
Liberty Property Trust 3,500 219
Life Storage Inc 1,162 132
Medical Properties Trust Inc 11,088 246
MFA Financial Inc 11,449 89
Mid-America Apartment Communities Inc 2,532 347
National Retail Properties Inc 3,783 212
Omega Healthcare Investors Inc 5,021 211
Outfront Media Inc 3,210 95
Paramount Group Inc 5,375 76
Prologis Inc 14,326 1,331
Public Storage 88,826 19,876
Realty Income Corp 5,155 404
Regency Centers Corp 3,608 224
Retail Properties of America Inc 5,875 71
Service Properties Trust 3,925 85
Simon Property Group Inc 72,132 9,604
SITE Centers Corp 4,505 57
Spirit Realty Capital Inc 2,546 134
Starwood Property Trust Inc 6,290 161
STORE Capital Corp 500,400 19,641
Sun Communities Inc 1,598 259
Two Harbors Investment Corp 6,409 98
UDR Inc 6,011 288
Ventas Inc 5,833 337
VEREIT Inc 24,208 236
VICI Properties Inc 10,624 285
Vornado Realty Trust 3,824 252
Weingarten Realty Investors 3,243 94
Welltower Inc 6,357 540
Weyerhaeuser Co 11,641 337
WP Carey Inc 3,715 313
$ 64,737
Retail - 6.20%
Advance Auto Parts Inc 158,938 20,940
AutoNation Inc
(e)
1,485 63
Best Buy Co Inc 5,039 427
CarMax Inc
(e)
1,897 184
Casey's General Stores Inc 629 101
Dick's Sporting Goods Inc 1,700 75
Dollar General Corp 205,575 31,538
Dollar Tree Inc
(e)
1,686 147
Dunkin' Brands Group Inc 324 25
Foot Locker Inc 2,507 95
Genuine Parts Co 3,065 287
Home Depot Inc/The 92,778 21,163
Lowe's Cos Inc 266,019 30,922
McDonald's Corp 103,049 22,049
MSC Industrial Direct Co Inc 1,048 71
Nu Skin Enterprises Inc 1,418 46
Penske Automotive Group Inc 1,047 49
Target Corp 10,762 1,192
Tiffany & Co 1,893 254
Urban Outfitters Inc
(e)
1,795 46
Walgreens Boots Alliance Inc 17,885 909
Walmart Inc 30,087 3,445
Williams-Sonoma Inc 1,513 106
Yum China Holdings Inc 3,671 158
Yum! Brands Inc 525 56
$ 134,348
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0.42%
New York Community Bancorp Inc 793,636 $ 8,777
People's United Financial Inc 9,766 151
Sterling Bancorp/DE 4,876 98
$ 9,026
Semiconductors - 3.76%
Analog Devices Inc 4,997 548
Applied Materials Inc 13,667 793
Broadcom Inc 74,284 22,668
Cypress Semiconductor Corp 8,193 191
Intel Corp 95,069 6,078
Lam Research Corp 1,381 412
Marvell Technology Group Ltd 373,490 8,979
Maxim Integrated Products Inc 2,654 160
Microchip Technology Inc 2,608 254
Micron Technology Inc
(e)
17,345 921
MKS Instruments Inc 1,252 131
ON Semiconductor Corp
(e)
8,831 204
Qorvo Inc
(e)
2,560 271
QUALCOMM Inc 242,860 20,718
Skyworks Solutions Inc 5,746 650
Texas Instruments Inc 153,515 18,522
$ 81,500
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 240 63
Software - 3.91%
Activision Blizzard Inc 177,417 10,375
Akamai Technologies Inc
(e)
301 28
Autodesk Inc
(e)
780 153
Cerence Inc
(e)
845 18
Citrix Systems Inc 294 36
Electronic Arts Inc
(e)
2,937 317
Fidelity National Information Services Inc 3,700 531
Jack Henry & Associates Inc 191 29
Microsoft Corp 299,203 50,934
Nuance Communications Inc
(e)
6,103 115
Oracle Corp 415,706 21,804
SolarWinds Corp
(e)
783 15
SS&C Technologies Holdings Inc 453 29
Take-Two Interactive Software Inc
(e)
1,374 171
Zynga Inc
(e)
15,778 95
$ 84,650
Telecommunications - 3.03%
AT&T Inc 1,029,799 38,741
CenturyLink Inc 23,368 319
Ciena Corp
(e)
3,516 143
CommScope Holding Co Inc
(e)
4,239 52
Corning Inc 8,122 217
EchoStar Corp
(e)
1,360 54
GCI Liberty Inc
(e)
2,127 156
Juniper Networks Inc 7,386 169
LogMeIn Inc 1,052 90
Motorola Solutions Inc 113,405 20,073
T-Mobile US Inc
(e)
2,335 185
Verizon Communications Inc 89,793 5,337
ViaSat Inc
(e)
1,267 81
$ 65,617
Textiles - 0.01%
Mohawk Industries Inc
(e)
1,274 168
Transportation - 1.77%
CH Robinson Worldwide Inc 711 51
CSX Corp 7,494 572
Expeditors International of Washington Inc 1,217 89
FedEx Corp 3,786 548
JB Hunt Transport Services Inc 143,300 15,466
Kansas City Southern 2,152 363
Kirby Corp
(e)
1,263 93
Landstar System Inc 169 19
Norfolk Southern Corp 3,544 738

Schedule of Investments
LargeCap Value Fund III
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Old Dominion Freight Line Inc 850 $ 167
Schneider National Inc 1,395 31
Union Pacific Corp 111,905 20,078
XPO Logistics Inc
(e)
926 82
$ 38,297
Water - 0.03%
American Water Works Co Inc 2,831 385
Essential Utilities Inc 4,750 247
$ 632
TOTAL COMMON STOCKS $ 2,117,986
Total Investments $ 2,168,618
Other Assets and Liabilities -  (0.10)% (2,155)
TOTAL NET ASSETS - 100.00% $ 2,166,463
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $526 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 22.63%
Consumer, Non-cyclical 21.04%
Industrial 12.85%
Technology 9.18%
Energy 9.01%
Communications 7.13%
Utilities 6.76%
Consumer, Cyclical 6.71%
Basic Materials 2.45%
Money Market Funds 2.30%
Domestic Equity Funds 0.04%
Other Assets and Liabilities
(0.10)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 63,693 $ 214,914 $ 229,281 $ 49,326
Principal Shareholder Yield Index ETF 140 — — 141
Principal Sustainable Momentum Index ETF 151 — — 157
Principal U.S. Mega-Cap Multi-Factor Index ETF 454 — — 482
$ 64,438 $ 214,914 $ 229,28 1 $ 50,106
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 231 $ — $ — $ —
Principal Shareholder Yield Index ETF 1 — — 1
Principal Sustainable Momentum Index ETF 1 — — 6
Principal U.S. Mega-Cap Multi-Factor Index ETF 2 — — 2 8
$ 235 $ — $ — $ 3 5
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2020 Long 130 $ 20,956 $ (345)
Total $ (345)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.64% Shares Held Value (000's)
Money Market Funds - 0.64%
BlackRock Liquidity FedFund 1.49%
(a),(b)
17,854,324 $ 17,855
Principal Government Money Market Fund
1.43%
(a),(b),(c)
101,817,137 101,817
$ 119,672
TOTAL INVESTMENT COMPANIES $ 119,672
COMMON STOCKS - 99.92% Shares Held Value (000's)
Aerospace & Defense - 4.84%
HEICO Corp - Class A 713,048 68,559
TransDigm Group Inc 1,300,979 836,894
$ 905,453
Banks - 2.09%
First Republic Bank/CA 2,699,213 299,289
M&T Bank Corp 536,805 90,462
$ 389,751
Beverages - 0.58%
Brown-Forman Corp - B Shares 1,596,576 107,992
Building Materials - 4.17%
Martin Marietta Materials Inc 997,232 263,070
Summit Materials Inc
(d)
4,018,116 88,278
Vulcan Materials Co 3,024,241 428,323
$ 779,671
Chemicals - 0.67%
Air Products & Chemicals Inc 527,038 125,809
Commercial Services - 10.38%
AMERCO 303,284 112,600
CoStar Group Inc
(d)
80,333 52,457
Everarc Holdings Ltd
(c),(d)
2,883,826 38,932
Everarc Holdings Ltd - Warrants
(d)
2,883,826 4,326
Gartner Inc
(d)
2,575,427 414,077
IHS Markit Ltd 4,361,953 343,983
Moody's Corp 713,382 183,189
S&P Global Inc 317,893 93,375
Square Inc
(d)
696,736 52,039
TransUnion 3,738,775 342,846
Verisk Analytics Inc 1,858,246 301,909
$ 1,939,733
Distribution & Wholesale - 3.69%
Copart Inc
(d)
4,635,693 470,337
Fastenal Co 6,275,245 218,881
$ 689,218
Diversified Financial Services - 1.08%
Credit Acceptance Corp
(d)
472,835 202,837
Electric - 2.10%
Brookfield Infrastructure Partners LP
(e)
5,387,343 293,071
Brookfield Renewable Partners LP
(e)
2,033,560 99,116
$ 392,187
Electronics - 3.03%
Mettler-Toledo International Inc
(d)
309,299 234,195
Roper Technologies Inc 870,024 332,053
$ 566,248
Entertainment - 2.71%
Liberty Media Corp-Liberty Braves - A Shares
(d)
146,140 4,275
Liberty Media Corp-Liberty Braves - C Shares
(d)
587,859 17,136
Live Nation Entertainment Inc
(d)
2,952,806 201,263
Vail Resorts Inc 1,213,742 284,635
$ 507,309
Hand & Machine Tools - 0.94%
Colfax Corp
(d)
4,979,908 175,094
Healthcare - Products - 0.99%
IDEXX Laboratories Inc
(d)
683,955 185,359
Home Builders - 1.71%
Lennar Corp - A Shares 2,881,690 191,229
Lennar Corp - B Shares 37,905 1,991
NVR Inc
(d)
32,950 125,769
$ 318,989
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 9.75%
Aon PLC 708,754 $ 156,103
Arch Capital Group Ltd
(d)
7,211,472 318,458
Brown & Brown Inc 6,420,451 288,278
Fidelity National Financial Inc 7,492,595 365,264
Markel Corp
(d)
450,643 528,591
Progressive Corp/The 2,042,060 164,774
$ 1,821,468
Internet - 4.40%
Shopify Inc
(d)
129,314 60,216
VeriSign Inc
(d)
1,643,565 342,092
Wayfair Inc
(d)
1,546,905 144,945
Wix.com Ltd
(d)
1,923,268 274,431
$ 821,684
Investment Companies - 0.11%
Brookfield Business Partners LP 470,414 19,781
Lodging - 3.36%
Hilton Worldwide Holdings Inc 4,397,835 474,087
Hyatt Hotels Corp 1,830,636 154,762
$ 628,849
Machinery - Diversified - 0.11%
Cognex Corp 409,708 20,883
Media - 5.02%
Liberty Broadband Corp - A Shares
(d)
684,410 90,062
Liberty Broadband Corp - C Shares
(d)
2,066,780 274,737
Liberty Global PLC - A Shares
(d)
470,251 9,650
Liberty Global PLC - C Shares
(d)
5,700,215 111,040
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
513,920 22,895
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,761,735 222,802
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
1,022,267 49,651
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
3,217,002 157,697
$ 938,534
Pharmaceuticals - 0.11%
Elanco Animal Health Inc
(d)
639,950 19,774
Private Equity - 7.76%
Brookfield Asset Management Inc 12,903,112 789,799
Kennedy-Wilson Holdings Inc 5,442,299 117,336
KKR & Co Inc 11,047,823 352,426
Onex Corp 2,950,247 189,671
$ 1,449,232
Real Estate - 3.71%
Brookfield Property Partners LP
(e)
2,757,370 51,094
CBRE Group Inc
(d)
7,123,959 434,918
Howard Hughes Corp/The
(d)
1,708,801 207,927
$ 693,939
REITs - 3.55%
Equinix Inc 206,452 121,751
SBA Communications Corp 1,996,878 498,341
Vornado Realty Trust 649,172 42,696
$ 662,788
Retail - 10.10%
CarMax Inc
(d)
5,679,730 551,161
Dollar General Corp 998,056 153,112
Domino's Pizza Inc 1,057,662 297,996
O'Reilly Automotive Inc
(d)
1,114,228 452,488
Restaurant Brands International Inc 6,451,969 393,635
Ross Stores Inc 348,114 39,055
$ 1,887,447
Semiconductors - 1.40%
Microchip Technology Inc 2,677,362 260,989
Software - 9.64%
ANSYS Inc
(d)
1,297,211 355,864
Autodesk Inc
(d)
1,945,768 383,024
Black Knight Inc
(d)
6,756,756 452,162
Guidewire Software Inc
(d)
1,538,596 173,092

Schedule of Investments
MidCap Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 604,355 $ 172,725
RealPage Inc
(d)
3,314,324 193,391
Slack Technologies Inc
(d)
3,392,680 70,330
$ 1,800,588
Telecommunications - 1.92%
GCI Liberty Inc
(d)
2,423,065 177,320
Motorola Solutions Inc 1,030,618 182,419
$ 359,739
TOTAL COMMON STOCKS $ 18,671,345
Total Investments $ 18,791,017
Other Assets and Liabilities -  (0.56)% (104,790)
TOTAL NET ASSETS - 100.00% $ 18,686,227
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $76,144 or 0.41% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 28.05%
Consumer, Cyclical 21.57%
Industrial 13.09%
Consumer, Non-cyclical 12.06%
Communications 11.34%
Technology 11.04%
Utilities 2.10%
Basic Materials 0.67%
Money Market Funds 0.64%
Other Assets and Liabilities
(0.56)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Everarc Holdings Ltd $ — $ 28,838 $ — $ 38,932
Principal Government Money Market Fund 1.43% 67,193 594,726 560,102 101,817
$ 67,193 $ 623,564 $ 560,10 2 $ 140,749
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Everarc Holdings Ltd $ — $ — $ — $ 10,09 4
Principal Government Money Market Fund 1.43% 51 — — —
$ 51 $ — $ — $ 10,09 4
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.54% Shares Held Value (000's)
Money Market Funds - 1.54%
BlackRock Liquidity FedFund 1.49%
(a),(b)
1 $ —
Principal Government Money Market Fund
1.43%
(a),(c)
2,666,326 2,666
$ 2,66 6
TOTAL INVESTMENT COMPANIES $ 2,66 6
COMMON STOCKS - 98.84% Shares Held Value (000's)
Aerospace & Defense - 3.73%
AAR Corp 48,038 2,045
L3Harris Technologies Inc 9,593 2,123
TransDigm Group Inc 3,564 2,293
$ 6,461
Airlines - 1.30%
Allegiant Travel Co 13,388 2,250
Apparel - 1.26%
Crocs Inc
(d)
57,512 2,180
Banks - 3.30%
First Republic Bank/CA 17,166 1,903
Pinnacle Financial Partners Inc 31,333 1,851
SVB Financial Group
(d)
8,159 1,961
$ 5,715
Biotechnology - 2.92%
Bio-Rad Laboratories Inc
(d)
8,839 3,190
Exact Sciences Corp
(d)
20,121 1,877
$ 5,067
Building Materials - 4.48%
Masco Corp 59,232 2,815
Owens Corning 42,563 2,574
Vulcan Materials Co 16,748 2,372
$ 7,761
Chemicals - 1.05%
RPM International Inc 25,439 1,816
Commercial Services - 8.22%
CoStar Group Inc
(d)
4,875 3,183
Euronet Worldwide Inc
(d)
16,886 2,662
Global Payments Inc 18,626 3,641
IHS Markit Ltd 22,209 1,751
TransUnion 32,760 3,004
$ 14,241
Computers - 2.28%
Rapid7 Inc
(d)
66,653 3,958
Diversified Financial Services - 0.92%
Synchrony Financial 49,186 1,594
Electronics - 3.40%
Keysight Technologies Inc
(d)
63,361 5,892
Environmental Control - 2.26%
Clean Harbors Inc
(d)
47,694 3,921
Food - 1.58%
Performance Food Group Co
(d)
52,945 2,742
Healthcare - Products - 8.82%
Inspire Medical Systems Inc
(d)
51,966 3,887
Insulet Corp
(d)
22,498 4,365
Tandem Diabetes Care Inc
(d)
47,739 3,630
Teleflex Inc 9,164 3,405
$ 15,287
Healthcare - Services - 0.97%
Centene Corp
(d)
26,656 1,674
Internet - 5.64%
Anaplan Inc
(d)
59,103 3,404
MercadoLibre Inc
(d)
2,594 1,720
Snap Inc Class A
(d)
104,057 1,912
Zendesk Inc
(d)
31,652 2,735
$ 9,771
Media - 1.04%
Altice USA Inc
(d)
65,583 1,794
Office & Business Equipment - 0.92%
Zebra Technologies Corp
(d)
6,663 1,593
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 0.84%
Parsley Energy Inc 87,259 $ 1,452
Packaging & Containers - 0.96%
Crown Holdings Inc
(d)
22,512 1,667
Pharmaceuticals - 4.38%
DexCom Inc
(d)
23,729 5,713
Horizon Therapeutics Plc
(d)
54,398 1,876
$ 7,589
Retail - 6.97%
Burlington Stores Inc
(d)
11,369 2,472
Chipotle Mexican Grill Inc
(d)
2,982 2,585
Dollar General Corp 14,880 2,283
Lululemon Athletica Inc
(d)
10,698 2,561
O'Reilly Automotive Inc
(d)
5,345 2,171
$ 12,072
Semiconductors - 7.03%
Advanced Micro Devices Inc
(d)
56,247 2,644
Lam Research Corp 6,121 1,825
Marvell Technology Group Ltd 117,278 2,820
Microchip Technology Inc 19,883 1,938
MKS Instruments Inc 28,229 2,959
$ 12,186
Software - 19.87%
Activision Blizzard Inc 53,885 3,151
DocuSign Inc
(d)
23,266 1,826
Fiserv Inc
(d)
47,943 5,686
Paycom Software Inc
(d)
6,478 2,061
RingCentral Inc
(d)
28,824 5,926
Sea Ltd ADR
(d)
70,131 3,173
ServiceNow Inc
(d)
19,075 6,452
Synopsys Inc
(d)
20,909 3,084
Tyler Technologies Inc
(d)
9,496 3,074
$ 34,433
Telecommunications - 3.54%
Motorola Solutions Inc 14,497 2,566
Viavi Solutions Inc
(d)
253,500 3,574
$ 6,140
Transportation - 1.16%
Kansas City Southern 11,864 2,001
TOTAL COMMON STOCKS $ 171,257
Total Investments $ 173,92 3
Other Assets and Liabilities -  (0.38)% (65 6 )
TOTAL NET ASSETS - 100.00% $ 173,267
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Technology 30.10%
Consumer, Non-cyclical 26.89%
Industrial 15.99%
Communications 10.22%
Consumer, Cyclical 9.53%
Financial 4.22%
Money Market Funds 1.54%
Basic Materials 1.05%
Energy 0.84%
Other Assets and Liabilities
(0.38)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 1,467 $ 24,921 $ 23,722 $ 2,666
$ 1,467 $ 24,921 $ 23,722 $ 2,666
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 10 $ — $ — $ —
$ 10 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
MidCap Growth Fund III
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.09% Shares Held Value (000's)
Money Market Funds - 3.05%
BlackRock Liquidity FedFund 1.49%
(a),(b)
1,314,736 $ 1,315
Principal Government Money Market Fund
1.43%
(a),(b),(c)
32,066,925 32,067
$ 33,382
Principal Exchange-Traded Funds - 0.04%
Principal Healthcare Innovators Index ETF
( c)
3,988 149
Principal Shareholder Yield Index ETF
( c),(d)
8,100 267
Principal Sustainable Momentum Index ETF
( c)
1,517 44
$ 460
TOTAL INVESTMENT COMPANIES $ 33,842
COMMON STOCKS - 97.16% Shares Held Value (000's)
Advertising - 0.07%
Interpublic Group of Cos Inc/The 3,696 84
Omnicom Group Inc 4,963 373
Trade Desk Inc/ The
( e)
1,084 292
$ 749
Aerospace & Defense - 1.39%
HEICO Corp 1,614 198
HEICO Corp - Class A 3,027 291
L3Harris Technologies Inc 35,045 7,756
Mercury Systems Inc
( e)
79,292 6,086
Spirit AeroSystems Holdings Inc 2,621 171
TransDigm Group Inc 1,132 728
$ 15,230
Airlines - 0.03%
Alaska Air Group Inc 2,315 150
American Airlines Group Inc 1,208 32
JetBlue Airways Corp
( e)
1,750 35
United Airlines Holdings Inc
( e)
1,462 109
$ 326
Apparel - 0.28%
Canada Goose Holdings Inc
( d),(e)
81,069 2,432
Capri Holdings Ltd
( e)
2,259 68
Carter's Inc 870 92
Columbia Sportswear Co 887 83
Hanesbrands Inc 10,865 150
Skechers U.S.A. Inc
( e)
2,146 80
Under Armour Inc - Class A
( e)
4,608 93
Under Armour Inc - Class C
( e)
4,949 89
$ 3,087
Automobile Parts & Equipment - 0.38%
Allison Transmission Holdings Inc 4,408 195
Aptiv PLC 44,422 3,766
WABCO Holdings Inc
( e)
1,652 224
$ 4,185
Banks - 0.94%
CIT Group Inc 430 20
Comerica Inc 826 50
East West Bancorp Inc 53,096 2,434
First Republic Bank/CA 1,125 125
Pinnacle Financial Partners Inc 124,730 7,366
Prosperity Bancshares Inc 450 32
Signature Bank/New York NY 1,012 144
SVB Financial Group
( e)
250 60
Synovus Financial Corp 646 23
Western Alliance Bancorp 531 29
$ 10,283
Beverages - 0.91%
Brown-Forman Corp - A Shares 1,541 99
Brown-Forman Corp - B Shares 4,549 308
Constellation Brands Inc 23,503 4,425
Monster Beverage Corp
( e)
76,993 5,128
$ 9,960
Biotechnology - 1.69%
Alnylam Pharmaceuticals Inc
( e)
3,220 370
BioMarin Pharmaceutical Inc
( e)
6,498 543
Corteva Inc 142,897 4,132
Exact Sciences Corp
( e)
43,642 4,071
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Exelixis Inc
( e)
4,401 $ 76
Guardant Health Inc
( e)
27,463 2,088
Incyte Corp
( e)
33,094 2,418
Ionis Pharmaceuticals Inc
( e)
4,648 271
Moderna Inc
( e)
6,686 137
Sage Therapeutics Inc
( e)
1,827 121
Seattle Genetics Inc
( e)
39,130 4,241
$ 18,468
Building Materials - 1.92%
Armstrong World Industries Inc 2,043 205
Eagle Materials Inc 1,274 116
Fortune Brands Home & Security Inc 99,607 6,844
Lennox International Inc 905 211
Martin Marietta Materials Inc 23,366 6,164
Trex Co Inc
( e)
70,725 6,948
Vulcan Materials Co 3,422 485
$ 20,973
Chemicals - 0.57%
Albemarle Corp
( d)
37,323 2,996
Axalta Coating Systems Ltd
( e)
2,423 70
CF Industries Holdings Inc 648 26
Huntsman Corp 135,836 2,793
NewMarket Corp 238 105
RPM International Inc 1,449 103
WR Grace & Co 2,134 144
$ 6,237
Commercial Services - 13.65%
Avalara Inc
( e)
1,813 154
Booz Allen Hamilton Holding Corp 6,766 528
Bright Horizons Family Solutions Inc
( e)
32,513 5,324
Cintas Corp 43,905 12,248
CoreLogic Inc/United States 676 31
CoStar Group Inc
( e)
1,019 665
Equifax Inc 2,887 433
Euronet Worldwide Inc
( e)
72,002 11,351
FleetCor Technologies Inc
( e)
20,132 6,346
Gartner Inc
( e)
33,832 5,440
Global Payments Inc 100,944 19,729
Grand Canyon Education Inc
( e)
66,134 5,177
H&R Block Inc 1,812 42
IHS Markit Ltd 108,118 8,526
MarketAxess Holdings Inc 31,681 11,221
Moody's Corp 26,238 6,738
Morningstar Inc 18,358 2,881
Paylocity Holding Corp
( e)
1,306 185
Quanta Services Inc 1,557 61
Ritchie Bros Auctioneers Inc 109,507 4,623
Robert Half International Inc 4,493 261
Rollins Inc 5,715 217
Sabre Corp 2,636 57
Service Corp International/US 2,731 131
ServiceMaster Global Holdings Inc
( e)
35,488 1,280
Square Inc
( e)
79,229 5,917
TransUnion 222,365 20,390
United Rentals Inc
( e)
27,711 3,760
Verisk Analytics Inc 70,872 11,515
WEX Inc
( e)
18,715 4,060
$ 149,291
Computers - 2.18%
Crowdstrike Holdings Inc
( e)
70,472 4,305
EPAM Systems Inc
( e)
53,075 12,108
Fortinet Inc
( e)
6,321 729
Genpact Ltd 7,368 326
NCR Corp
( e)
4,407 149
NetApp Inc 10,708 572
Perspecta Inc 192,966 5,417
Pure Storage Inc
( e)
8,315 148
Zscaler Inc
( e)
2,309 130
$ 23,884

Schedule of Investments
MidCap Growth Fund III
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.15%
Avery Dennison Corp 3,265 $ 428
Church & Dwight Co Inc 6,974 518
Clorox Co/The 4,229 665
$ 1,611
Distribution & Wholesale - 4.03%
Copart Inc
( e)
59,336 6,020
Fastenal Co 173,700 6,059
IAA Inc
( e)
95,471 4,511
LKQ Corp
( e)
4,549 149
Pool Corp 86,328 18,932
Watsco Inc 25,785 4,484
WW Grainger Inc 13,023 3,942
$ 44,097
Diversified Financial Services - 0.58%
Alliance Data Systems Corp 341 35
Ameriprise Financial Inc 835 138
Cboe Global Markets Inc 1,078 133
Credit Acceptance Corp
( e)
340 146
Discover Financial Services 4,428 333
E*TRADE Financial Corp 1,952 83
Evercore Inc - Class A 595 46
Interactive Brokers Group Inc - A Shares 780 37
Lazard Ltd 1,570 66
LPL Financial Holdings Inc 45,455 4,187
Raymond James Financial Inc 1,341 123
SEI Investments Co 2,289 149
Synchrony Financial 7,410 240
T Rowe Price Group Inc 2,565 343
Virtu Financial Inc 895 15
Western Union Co/The 8,375 225
$ 6,299
Electrical Components & Equipment - 0.55%
AMETEK Inc 7,489 728
Hubbell Inc 1,268 182
Littelfuse Inc 27,777 4,914
Universal Display Corp 1,205 212
$ 6,036
Electronics - 3.27%
Agilent Technologies Inc 2,022 167
Allegion PLC 3,292 426
Amphenol Corp 39,019 3,882
Coherent Inc
( e)
30,511 4,315
FLIR Systems Inc 106,090 5,468
Fortive Corp 1,872 140
Jabil Inc 1,269 49
Keysight Technologies Inc
( e)
157,596 14,654
Mettler-Toledo International Inc
( e)
693 525
National Instruments Corp 330 15
PerkinElmer Inc 677 63
Sensata Technologies Holding PLC
( e)
2,781 131
Trimble Inc
( e)
125,046 5,317
Waters Corp
( e)
1,873 419
Woodward Inc 1,830 213
$ 35,784
Entertainment - 1.19%
Lions Gate Entertainment Corp - A shares
( d),(e)
192,255 1,909
Live Nation Entertainment Inc
( e)
5,308 362
Madison Square Garden Co/ The
( e)
95 28
Six Flags Entertainment Corp 472 18
Vail Resorts Inc
( d)
45,476 10,665
$ 12,982
Environmental Control - 1.03%
Republic Services Inc 385 37
Waste Connections Inc 116,999 11,268
$ 11,305
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1.23%
Campbell Soup Co 3,459 $ 167
Hershey Co/The 5,222 810
Kellogg Co 4,742 324
Lamb Weston Holdings Inc 127,052 11,601
McCormick & Co Inc/MD 2,250 368
Pilgrim's Pride Corp
( e)
889 23
Post Holdings Inc
( e)
1,077 113
Sprouts Farmers Market Inc
( e)
2,053 32
TreeHouse Foods Inc
( e)
324 14
$ 13,452
Hand & Machine Tools - 0.02%
Lincoln Electric Holdings Inc 2,231 199
Healthcare - Products - 6.21%
ABIOMED Inc
( e)
1,254 234
Align Technology Inc
( e)
46,446 11,942
Avantor Inc
( e)
6,500 120
Bio-Techne Corp 1,400 294
Bruker Corp 4,001 198
Cantel Medical Corp 892 58
Cooper Cos Inc/The 30,944 10,734
DENTSPLY SIRONA Inc 63,338 3,547
Henry Schein Inc
( e)
1,890 130
Hill-Rom Holdings Inc 1,430 152
Hologic Inc
( e)
9,172 491
IDEXX Laboratories Inc
( e)
52,536 14,237
Insulet Corp
( e)
69,098 13,408
Masimo Corp
( e)
27,701 4,725
Penumbra Inc
( e)
1,190 209
ResMed Inc 5,611 892
STERIS PLC 708 107
Teleflex Inc 14,715 5,467
Varian Medical Systems Inc
( e)
3,830 538
West Pharmaceutical Services Inc 2,551 398
$ 67,881
Healthcare - Services - 2.49%
Centene Corp
( e)
107,720 6,766
Charles River Laboratories International Inc
( e)
1,856 287
Chemed Corp 8,822 4,120
Encompass Health Corp 2,037 157
ICON PLC
( e)
63,516 10,710
IQVIA Holdings Inc
( e)
30,840 4,788
Laboratory Corp of America Holdings
( e)
703 123
Molina Healthcare Inc
( e)
2,324 286
$ 27,237
Home Builders - 1.08%
DR Horton Inc 102,366 6,060
Lennar Corp - A Shares 78,521 5,211
Lennar Corp - B Shares 627 33
NVR Inc
( e)
144 549
$ 11,853
Home Furnishings - 0.67%
Dolby Laboratories Inc 102,483 7,106
Tempur Sealy International Inc
( e)
1,886 173
$ 7,279
Housewares - 0.05%
Scotts Miracle-Gro Co/The 1,466 180
Toro Co/The 4,921 394
$ 574
Insurance - 0.92%
Alleghany Corp
( e)
79 63
Arch Capital Group Ltd
( e)
2,621 116
Arthur J Gallagher & Co 88,974 9,126
Athene Holding Ltd
( e)
2,277 99
Axis Capital Holdings Ltd 464 30
Brown & Brown Inc 881 39
Erie Indemnity Co 599 100
Everest Re Group Ltd 548 152
Kemper Corp 502 37

Schedule of Investments
MidCap Growth Fund III
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Corp
( e)
56 $ 66
Primerica Inc 1,117 132
RenaissanceRe Holdings Ltd 638 121
Voya Financial Inc 501 30
$ 10,111
Internet - 4.38%
Anaplan Inc
( e)
3,127 180
CDW Corp/DE 102,366 13,354
Etsy Inc
( e)
98,984 4,831
Expedia Group Inc 3,398 369
F5 Networks Inc
( e)
2,825 345
FireEye Inc
( e)
7,596 121
GoDaddy Inc
( e)
4,980 335
Grubhub Inc
( d),(e)
3,313 179
IAC/ InterActiveCorp
( e)
25,202 6,139
Match Group Inc
( d),(e)
2,180 171
Okta Inc
( e)
2,893 370
Palo Alto Networks Inc
( e)
2,657 624
Pinterest Inc
( e)
160,205 3,529
Proofpoint Inc
( e)
2,108 259
Roku Inc
( e)
2,417 292
Shopify Inc
( e)
6,883 3,205
Spotify Technology SA
( e)
4,569 646
TripAdvisor Inc 3,820 104
Twitter Inc
( e)
205,420 6,673
VeriSign Inc
( e)
2,046 426
Zendesk Inc
( e)
66,229 5,722
$ 47,874
Leisure Products & Services - 0.46%
Norwegian Cruise Line Holdings Ltd
( e)
1,232 66
Planet Fitness Inc
( e)
3,271 264
Polaris Inc 2,057 189
Royal Caribbean Cruises Ltd 38,938 4,559
$ 5,078
Lodging - 0.82%
Caesars Entertainment Corp
( e)
523,785 7,160
Choice Hotels International Inc 714 72
Hilton Grand Vacations Inc
( e)
1,011 32
Hilton Worldwide Holdings Inc 11,257 1,214
MGM Resorts International 4,633 144
Wyndham Hotels & Resorts Inc 1,282 73
Wynn Resorts Ltd 2,293 289
$ 8,984
Machinery - Construction & Mining - 0.67%
BWX Technologies Inc 115,586 7,350
Machinery - Diversified - 3.90%
Cognex Corp 135,746 6,919
Dover Corp 3,083 351
Gardner Denver Holdings Inc
( e)
159,542 5,633
Graco Inc 155,277 8,253
IDEX Corp 53,492 8,764
Nordson Corp 2,419 409
Rockwell Automation Inc 43,577 8,352
Westinghouse Air Brake Technologies Corp 48,011 3,547
Xylem Inc/NY 5,075 414
$ 42,642
Media - 1.88%
Altice USA Inc
( e)
11,500 315
AMC Networks Inc
( e)
1,682 61
Cable One Inc 7,716 13,148
FactSet Research Systems Inc 1,061 304
Fox Corp - A Shares 963 36
Fox Corp - B Shares 926 34
New York Times Co/The 1,391 44
Nexstar Media Group Inc 1,317 159
Sinclair Broadcast Group Inc 2,203 66
Sirius XM Holdings Inc 863,952 6,108
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
ViacomCBS Inc - B Shares 8,430 $ 288
$ 20,563
Mining - 0.01%
Royal Gold Inc 773 89
Miscellaneous Manufacturers - 1.67%
AO Smith Corp 142,314 6,076
AptarGroup Inc 42,480 4,907
Carlisle Cos Inc 2,321 363
Donaldson Co Inc 4,901 254
Hexcel Corp 74,108 5,500
Ingersoll-Rand PLC 8,876 1,182
$ 18,282
Office & Business Equipment - 0.05%
Zebra Technologies Corp
( e)
2,396 573
Oil & Gas - 0.68%
Cabot Oil & Gas Corp 9,610 135
Diamondback Energy Inc 91,743 6,826
Parsley Energy Inc 5,888 98
Pioneer Natural Resources Co 2,905 392
$ 7,451
Oil & Gas Services - 0.51%
Baker Hughes Co 156,929 3,399
National Oilwell Varco Inc 107,406 2,214
$ 5,613
Packaging & Containers - 0.51%
Ball Corp 72,203 5,211
Berry Global Group Inc
( e)
1,933 82
Crown Holdings Inc
( e)
3,350 248
Sealed Air Corp 468 17
$ 5,558
Pharmaceuticals - 3.23%
Agios Pharmaceuticals Inc
( e)
235 11
AmerisourceBergen Corp 6,508 557
DexCom Inc
( e)
62,079 14,946
Herbalife Nutrition Ltd
( e)
613 24
Horizon Therapeutics Plc
( e)
1,077 37
Jazz Pharmaceuticals PLC
( e)
42,422 6,081
McKesson Corp 1,365 195
Neurocrine Biosciences Inc
( e)
3,282 328
PRA Health Sciences Inc
( e)
25,527 2,586
Sarepta Therapeutics Inc
( e)
32,261 3,741
Zoetis Inc 51,032 6,849
$ 35,355
Pipelines - 0.06%
Cheniere Energy Inc
( e)
3,792 225
ONEOK Inc 5,377 402
$ 627
Real Estate - 0.03%
CBRE Group Inc
( e)
5,458 333
Jones Lang LaSalle Inc 173 30
$ 363
REITs - 1.24%
American Homes 4 Rent 4,948 135
Americold Realty Trust 7,281 251
Brookfield Property REIT Inc 3,236 60
CoreSite Realty Corp 1,163 137
Equity LifeStyle Properties Inc 7,113 517
Extra Space Storage Inc 4,139 458
Iron Mountain Inc 957 30
Lamar Advertising Co 3,244 301
SBA Communications Corp 45,906 11,457
Sun Communities Inc 1,146 186
UDR Inc 429 20
$ 13,552
Retail - 7.72%
Advance Auto Parts Inc 458 60
AutoZone Inc
( e)
6,023 6,372
Best Buy Co Inc 2,989 253

Schedule of Investments
MidCap Growth Fund III
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Burlington Stores Inc
( e)
92,900 $ 20,203
CarMax Inc
( e)
2,223 216
Carvana Co
( e)
1,665 132
Casey's General Stores Inc 343 55
Chipotle Mexican Grill Inc
( e)
6,527 5,658
Darden Restaurants Inc 5,316 619
Dollar General Corp 60,338 9,257
Dollar Tree Inc
( e)
65,067 5,665
Domino's Pizza Inc 1,160 327
Dunkin' Brands Group Inc 3,034 237
Five Below Inc
( e)
74,714 8,459
Floor & Decor Holdings Inc
( e)
2,570 127
L Brands Inc 1,780 41
Lululemon Athletica Inc
( e)
35,698 8,545
Nordstrom Inc 4,318 159
Ollie's Bargain Outlet Holdings Inc
( e)
95,060 5,042
O'Reilly Automotive Inc
( e)
28,747 11,674
Tractor Supply Co 3,376 314
Ulta Beauty Inc
( e)
1,600 429
Wendy's Co/The 7,146 155
Williams-Sonoma Inc 791 55
Yum China Holdings Inc 8,285 357
$ 84,411
Semiconductors - 5.19%
Advanced Micro Devices Inc
( e)
210,521 9,894
Entegris Inc 4,920 255
IPG Photonics Corp
( e)
24,172 3,086
KLA Corp 6,522 1,081
Lam Research Corp 5,075 1,513
Marvell Technology Group Ltd 143,948 3,460
Maxim Integrated Products Inc 91,009 5,472
Microchip Technology Inc 173,082 16,872
Monolithic Power Systems Inc 64,046 10,963
Skyworks Solutions Inc 1,553 176
Teradyne Inc 8,075 533
Xilinx Inc 40,886 3,454
$ 56,759
Shipbuilding - 0.02%
Huntington Ingalls Industries Inc 913 238
Software - 15.83%
Akamai Technologies Inc
( e)
6,805 635
Alteryx Inc
( e)
36,358 5,071
ANSYS Inc
( e)
3,475 953
Aspen Technology Inc
( e)
3,398 404
Atlassian Corp PLC
( e)
2,983 439
Autodesk Inc
( e)
12,687 2,497
Black Knight Inc
( e)
7,042 471
Broadridge Financial Solutions Inc 72,054 8,585
Cadence Design Systems Inc
( e)
11,994 865
CDK Global Inc 4,821 259
Ceridian HCM Holding Inc
( e)
2,878 211
Cerner Corp 60,966 4,379
Citrix Systems Inc 5,228 634
Coupa Software Inc
( e)
1,733 279
DocuSign Inc
( e)
4,325 340
Dropbox Inc - A Shares
( e)
8,501 145
Dynatrace Inc
( e)
1,389 43
Elastic NV
( e)
50,942 3,305
Fair Isaac Corp
( e)
7,276 2,928
Fidelity National Information Services Inc 48,372 6,949
Fiserv Inc
( e)
129,878 15,405
Guidewire Software Inc
( e)
2,310 260
HubSpot Inc
( e)
1,508 273
Jack Henry & Associates Inc 3,258 487
Manhattan Associates Inc
( e)
2,607 223
Medallia Inc
( e)
572 16
MongoDB Inc
( e)
1,547 254
MSCI Inc 25,664 7,335
New Relic Inc
( e)
1,892 125
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Paychex Inc 13,121 $ 1,125
Paycom Software Inc
( e)
1,396 444
Pegasystems Inc 1,553 134
PTC Inc
( e)
60,553 5,033
RealPage Inc
( e)
132,159 7,712
RingCentral Inc
( e)
40,969 8,422
ServiceNow Inc
( e)
8,916 3,016
SolarWinds Corp
( e)
1,435 27
Splunk Inc
( e)
65,666 10,195
SS&C Technologies Holdings Inc 9,175 578
Synopsys Inc
( e)
143,187 21,122
Take-Two Interactive Software Inc
( e)
111,608 13,911
Teradata Corp
( e)
4,712 115
Twilio Inc
( e)
3,387 421
Tyler Technologies Inc
( e)
71,483 23,138
Veeva Systems Inc
( e)
68,552 10,050
Workday Inc
( e)
21,131 3,901
Zynga Inc
( e)
8,329 50
$ 173,164
Telecommunications - 0.27%
Arista Networks Inc
( e)
7,596 1,697
Corning Inc 6,921 185
Motorola Solutions Inc 3,443 609
PagerDuty Inc
( e)
577 13
Switch Inc 3,225 52
Ubiquiti Inc 554 91
Zayo Group Holdings Inc
( e)
8,302 288
$ 2,935
Toys, Games & Hobbies - 0.04%
Hasbro Inc 3,519 358
Mattel Inc
( d),(e)
8,735 128
$ 486
Transportation - 0.51%
CH Robinson Worldwide Inc 2,918 211
Expeditors International of Washington Inc 3,451 252
JB Hunt Transport Services Inc 739 80
Landstar System Inc 1,442 159
Old Dominion Freight Line Inc 24,139 4,737
XPO Logistics Inc
( e)
2,094 186
$ 5,625
TOTAL COMMON STOCKS $ 1,062,945
Total Investments $ 1,096,787
Other Assets and Liabilities -  (0.25)% (2,728)
TOTAL NET ASSETS - 100.00% $ 1,094,059
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,245 or
0.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security

Schedule of Investments
MidCap Growth Fund III
January 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 29.56%
Technology 23.25%
Consumer, Cyclical 16.75%
Industrial 15.46%
Communications 6.60%
Financial 3.71%
Money Market Funds 3.05%
Energy 1.25%
Basic Materials 0.58%
Domestic Equity Funds 0.04%
Other Assets and Liabilities
(0.25)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 19,809 $ 251,701 $ 239,443 $ 32,067
Principal Healthcare Innovators Index ETF 171 — 44 149
Principal Shareholder Yield Index ETF 306 — 44 267
Principal Sustainable Momentum Index ETF 56 — 14 44
$ 20,342 $ 251,701 $ 239,545 $ 32,527
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 92 $ — $ — $ —
Principal Healthcare Innovators Index ETF — 4 — 18
Principal Shareholder Yield Index ETF 2 3 — 2
Principal Sustainable Momentum Index ETF — 1 — 1
$ 94 $ 8 $ — $ 21
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini ; March 2020 Long 38 $ 7,627 $ (204)
Total $ (204)
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.66% Shares Held Value (000's)
Exchange-Traded Funds - 0.18%
iShares Core S&P Mid-Cap ETF 10,900 $ 2,185
Money Market Funds - 1.48%
BlackRock Liquidity FedFund 1.49%
(a),(b)
5,913,972 5,914
Principal Government Money Market Fund
1.43%
(a),(c)
11,398,386 11,398
$ 17,312
TOTAL INVESTMENT COMPANIES $ 19,497
COMMON STOCKS - 99.02% Shares Held Value (000's)
Aerospace & Defense - 0.98%
Mercury Systems Inc
( d)
36,195 2,778
Teledyne Technologies Inc
( d)
23,770 8,677
$ 11,455
Airlines - 0.32%
JetBlue Airways Corp
( d)
188,156 3,731
Apparel - 0.99%
Carter's Inc 28,775 3,052
Columbia Sportswear Co 18,924 1,777
Deckers Outdoor Corp
( d)
18,236 3,482
Skechers U.S.A. Inc
( d)
87,276 3,263
$ 11,574
Automobile Parts & Equipment - 0.99%
Adient PLC
( d)
56,734 1,459
Dana Inc 93,802 1,445
Delphi Technologies PLC
( d)
56,097 861
Goodyear Tire & Rubber Co/The 151,573 1,990
Lear Corp 35,865 4,418
Visteon Corp
( d)
18,224 1,454
$ 11,627
Banks - 6.93%
Associated Banc-Corp 103,851 2,070
BancorpSouth Bank 62,537 1,787
Bank of Hawaii Corp 26,248 2,352
Bank OZK 78,786 2,141
Cathay General Bancorp 49,350 1,780
CIT Group Inc 61,638 2,817
Commerce Bancshares Inc/ MO
( e)
67,592 4,573
Cullen/Frost Bankers Inc 37,105 3,308
East West Bancorp Inc 94,909 4,351
First Financial Bankshares Inc 88,535 2,968
First Horizon National Corp 202,810 3,245
FNB Corp/PA 211,769 2,471
Fulton Financial Corp 106,967 1,762
Hancock Whitney Corp 56,842 2,259
Home BancShares Inc/AR 101,124 1,934
International Bancshares Corp 37,393 1,473
PacWest Bancorp 78,098 2,737
Pinnacle Financial Partners Inc 46,905 2,770
Prosperity Bancshares Inc 61,526 4,319
Signature Bank/New York NY 35,190 4,993
Synovus Financial Corp 95,509 3,345
TCF Financial Corp 99,981 4,227
Texas Capital Bancshares Inc
( d)
32,796 1,802
Trustmark Corp 41,880 1,339
UMB Financial Corp 28,155 1,871
Umpqua Holdings Corp 143,525 2,426
United Bankshares Inc/WV 66,171 2,270
Valley National Bancorp 255,281 2,688
Webster Financial Corp 59,979 2,691
Wintrust Financial Corp 37,196 2,354
$ 81,123
Beverages - 0.18%
Boston Beer Co Inc/ The
( d)
6,007 2,141
Biotechnology - 1.48%
Arrowhead Pharmaceuticals Inc
( d)
65,243 2,734
Bio-Rad Laboratories Inc
( d)
14,084 5,083
Exelixis Inc
( d)
198,029 3,406
Ligand Pharmaceuticals Inc
( d)
11,446 1,005
Nektar Therapeutics
( d)
114,656 2,281
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
United Therapeutics Corp
( d)
28,597 $ 2,793
$ 17,302
Building Materials - 1.88%
Eagle Materials Inc 27,133 2,474
Lennox International Inc 22,853 5,324
Louisiana-Pacific Corp 76,550 2,348
MDU Resources Group Inc 130,598 3,867
Owens Corning 70,900 4,289
Trex Co Inc
( d)
38,019 3,735
$ 22,037
Chemicals - 2.11%
Ashland Global Holdings Inc 39,252 2,904
Cabot Corp 37,136 1,480
Chemours Co/The 106,560 1,478
Ingevity Corp
( d)
27,256 1,778
Minerals Technologies Inc 22,716 1,230
NewMarket Corp 4,813 2,116
Olin Corp 104,067 1,547
PolyOne Corp 58,803 1,951
RPM International Inc 84,517 6,032
Sensient Technologies Corp 27,580 1,648
Valvoline Inc 122,785 2,588
$ 24,752
Commercial Services - 4.17%
Aaron's Inc 43,765 2,598
Adtalem Global Education Inc
( d)
35,192 1,214
ASGN Inc
( d)
34,411 2,329
Avis Budget Group Inc
( d)
37,048 1,215
Brink's Co/The 32,602 2,745
CoreLogic Inc/United States 51,826 2,410
FTI Consulting Inc
( d)
24,525 2,944
Graham Holdings Co 2,836 1,558
Grand Canyon Education Inc
( d)
31,430 2,460
Green Dot Corp
( d)
30,876 929
Healthcare Services Group Inc 48,305 1,237
HealthEquity Inc
( d)
46,193 3,052
Insperity Inc 24,505 2,141
LiveRamp Holdings Inc
( d)
44,118 1,775
ManpowerGroup Inc 38,428 3,516
Sabre Corp 178,502 3,845
Service Corp International/US 119,127 5,712
WEX Inc
( d)
28,214 6,120
WW International Inc
( d)
30,273 998
$ 48,798
Computers - 1.74%
CACI International Inc
( d)
16,321 4,365
Lumentum Holdings Inc
( d)
50,314 3,812
MAXIMUS Inc 41,697 2,992
NCR Corp
( d)
83,161 2,804
NetScout Systems Inc
( d)
42,922 1,103
Perspecta Inc 89,619 2,516
Science Applications International Corp 31,976 2,807
$ 20,399
Consumer Products - 0.27%
Helen of Troy Ltd
( d)
16,401 3,101
Cosmetics & Personal Care - 0.08%
Edgewell Personal Care Co
( d)
35,327 912
Distribution & Wholesale - 1.03%
KAR Auction Services Inc 83,927 1,764
Pool Corp 26,096 5,723
Resideo Technologies Inc
( d)
80,044 815
Watsco Inc 21,279 3,701
$ 12,003
Diversified Financial Services - 3.13%
Affiliated Managers Group Inc 32,112 2,564
Deluxe Corp 27,440 1,322
Eaton Vance Corp 73,740 3,373
Evercore Inc - Class A 25,475 1,952

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Federated Hermes Inc 62,614 $ 2,268
Interactive Brokers Group Inc - A Shares 50,019 2,351
Janus Henderson Group PLC 101,422 2,563
Jefferies Financial Group Inc 164,170 3,553
Legg Mason Inc 53,178 2,082
LendingTree Inc
( d)
4,999 1,556
Navient Corp 126,774 1,823
SEI Investments Co 82,258 5,368
SLM Corp 275,149 3,005
Stifel Financial Corp 44,563 2,883
$ 36,663
Electric - 2.10%
ALLETE Inc 33,674 2,811
Black Hills Corp 40,052 3,325
Hawaiian Electric Industries Inc 71,021 3,474
IDACORP Inc 32,846 3,685
NorthWestern Corp 32,877 2,531
OGE Energy Corp 130,463 5,982
PNM Resources Inc 51,912 2,815
$ 24,623
Electrical Components & Equipment - 1.79%
Acuity Brands Inc 25,826 3,044
Belden Inc 25,182 1,241
Energizer Holdings Inc 41,929 1,940
EnerSys 27,558 1,983
Hubbell Inc 35,447 5,077
Littelfuse Inc 15,877 2,809
Universal Display Corp 27,634 4,868
$ 20,962
Electronics - 3.83%
Arrow Electronics Inc
( d)
53,085 4,031
Avnet Inc 65,801 2,401
Coherent Inc
( d)
15,742 2,226
Gentex Corp 164,874 4,908
II-VI Inc
( d)
56,841 1,913
Jabil Inc 90,538 3,521
National Instruments Corp 76,873 3,431
nVent Electric PLC 101,422 2,526
SYNNEX Corp 26,630 3,669
Tech Data Corp
( d)
23,087 3,323
Trimble Inc
( d)
162,374 6,904
Vishay Intertechnology Inc 86,256 1,750
Woodward Inc 36,750 4,274
$ 44,877
Energy - Alternate Sources - 0.47%
First Solar Inc
( d)
49,461 2,452
SolarEdge Technologies Inc
( d)
31,680 3,100
$ 5,552
Engineering & Construction - 1.30%
AECOM
( d)
102,380 4,938
Dycom Industries Inc
( d)
20,544 830
EMCOR Group Inc 36,596 3,007
Fluor Corp 91,356 1,634
KBR Inc 92,359 2,512
MasTec Inc
( d)
39,300 2,270
$ 15,191
Entertainment - 1.36%
Churchill Downs Inc 23,105 3,336
Cinemark Holdings Inc 69,478 2,189
Eldorado Resorts Inc
( d)
42,576 2,545
Marriott Vacations Worldwide Corp 24,389 2,933
Penn National Gaming Inc
( d)
71,011 2,118
Scientific Games Corp
( d)
35,249 876
Six Flags Entertainment Corp 51,230 1,953
$ 15,950
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0.81%
Clean Harbors Inc
( d)
33,463 $ 2,751
Stericycle Inc
( d)
59,390 3,723
Tetra Tech Inc 35,577 3,045
$ 9,519
Food - 1.72%
Flowers Foods Inc 125,445 2,701
Hain Celestial Group Inc/ The
( d)
52,358 1,267
Ingredion Inc 43,511 3,829
Lancaster Colony Corp 12,898 1,995
Pilgrim's Pride Corp
( d)
34,156 890
Post Holdings Inc
( d)
43,320 4,530
Sanderson Farms Inc 12,850 1,769
Sprouts Farmers Market Inc
( d)
76,996 1,203
Tootsie Roll Industries Inc
( e)
10,934 373
TreeHouse Foods Inc
( d)
36,635 1,634
$ 20,191
Forest Products & Paper - 0.11%
Domtar Corp 37,326 1,300
Gas - 1.66%
National Fuel Gas Co 56,260 2,430
New Jersey Resources Corp 62,243 2,572
ONE Gas Inc 34,369 3,248
Southwest Gas Holdings Inc 35,600 2,688
Spire Inc 33,223 2,801
UGI Corp 136,221 5,666
$ 19,405
Hand & Machine Tools - 1.06%
Colfax Corp
( d)
54,490 1,916
Kennametal Inc 54,000 1,690
Lincoln Electric Holdings Inc 39,855 3,554
MSA Safety Inc 23,228 3,150
Regal Beloit Corp 26,684 2,093
$ 12,403
Healthcare - Products - 4.19%
Avanos Medical Inc
( d)
31,237 860
Bio-Techne Corp 24,840 5,216
Cantel Medical Corp 24,420 1,589
Globus Medical Inc
( d)
50,165 2,623
Haemonetics Corp
( d)
33,032 3,547
Hill-Rom Holdings Inc 43,512 4,634
ICU Medical Inc
( d)
12,530 2,286
Integra LifeSciences Holdings Corp
( d)
46,447 2,557
LivaNova PLC
( d)
31,543 2,144
Masimo Corp
( d)
31,974 5,455
NuVasive Inc
( d)
33,937 2,617
Patterson Cos Inc 56,145 1,236
Penumbra Inc
( d)
20,936 3,673
Repligen Corp
( d)
30,534 3,065
West Pharmaceutical Services Inc 48,223 7,520
$ 49,022
Healthcare - Services - 3.16%
Acadia Healthcare Co Inc
( d)
57,726 1,855
Amedisys Inc
( d)
21,024 3,711
Catalent Inc
( d)
95,355 5,826
Charles River Laboratories International Inc
( d)
31,832 4,921
Chemed Corp 10,434 4,873
Encompass Health Corp 64,261 4,950
MEDNAX Inc
( d)
54,939 1,268
Molina Healthcare Inc
( d)
40,865 5,025
Syneos Health Inc
( d)
40,587 2,490
Tenet Healthcare Corp
( d)
67,711 2,142
$ 37,061
Home Builders - 0.87%
KB Home 55,832 2,096
Thor Industries Inc 35,974 2,897
Toll Brothers Inc 84,200 3,735
TRI Pointe Group Inc
( d)
90,748 1,476
$ 10,204

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.23%
Tempur Sealy International Inc
( d)
29,612 $ 2,713
Housewares - 0.75%
Scotts Miracle-Gro Co/The 25,823 3,170
Toro Co/The 69,475 5,559
$ 8,729
Insurance - 5.23%
Alleghany Corp
( d)
9,383 7,484
American Financial Group Inc/OH 48,781 5,307
Brighthouse Financial Inc
( d)
71,213 2,770
Brown & Brown Inc 152,410 6,843
CNO Financial Group Inc 98,506 1,733
First American Financial Corp 73,213 4,538
Genworth Financial Inc 328,031 1,345
Hanover Insurance Group Inc/The 25,674 3,558
Kemper Corp 40,829 3,038
Mercury General Corp 17,677 868
Old Republic International Corp 185,978 4,194
Primerica Inc 26,958 3,196
Reinsurance Group of America Inc 40,806 5,878
RenaissanceRe Holdings Ltd 28,783 5,453
RLI Corp 26,007 2,419
Selective Insurance Group Inc 38,714 2,565
$ 61,189
Internet - 0.87%
Etsy Inc
( d)
77,223 3,769
Grubhub Inc
( d)
59,600 3,228
TripAdvisor Inc 68,478 1,871
Yelp Inc
( d)
41,636 1,357
$ 10,225
Iron & Steel - 1.23%
Allegheny Technologies Inc
( d)
82,174 1,418
Carpenter Technology Corp 31,100 1,236
Commercial Metals Co 77,329 1,589
Reliance Steel & Aluminum Co 43,444 4,987
Steel Dynamics Inc 140,421 4,196
United States Steel Corp
( e)
110,821 1,005
$ 14,431
Leisure Products & Services - 0.58%
Brunswick Corp/DE 53,165 3,341
Polaris Inc 37,478 3,442
$ 6,783
Lodging - 1.28%
Boyd Gaming Corp 52,164 1,557
Caesars Entertainment Corp
( d)
363,763 4,973
Choice Hotels International Inc 20,703 2,074
Wyndham Destinations Inc 59,117 2,869
Wyndham Hotels & Resorts Inc 62,024 3,546
$ 15,019
Machinery - Construction & Mining - 0.42%
Oshkosh Corp 44,355 3,816
Terex Corp 42,750 1,084
$ 4,900
Machinery - Diversified - 2.29%
AGCO Corp 40,854 2,866
Cognex Corp 111,381 5,677
Crane Co 33,226 2,840
Curtiss-Wright Corp 27,823 4,046
Graco Inc 108,699 5,777
Nordson Corp 33,347 5,631
$ 26,837
Media - 1.93%
AMC Networks Inc
( d)
28,724 1,051
Cable One Inc 3,277 5,584
FactSet Research Systems Inc 24,733 7,076
John Wiley & Sons Inc 28,513 1,244
Meredith Corp
( e)
26,197 787
New York Times Co/The 93,690 2,999
TEGNA Inc 141,365 2,389
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
World Wrestling Entertainment Inc 30,928 $ 1,512
$ 22,642
Metal Fabrication & Hardware - 0.44%
Timken Co/The 44,184 2,321
Valmont Industries Inc 14,029 1,993
Worthington Industries Inc 24,055 885
$ 5,199
Mining - 0.53%
Compass Minerals International Inc 22,082 1,278
Royal Gold Inc 42,750 4,930
$ 6,208
Miscellaneous Manufacturers - 1.96%
AptarGroup Inc 41,665 4,813
Axon Enterprise Inc
( d)
38,676 2,971
Carlisle Cos Inc 36,937 5,771
Donaldson Co Inc 82,486 4,277
ITT Inc 57,157 3,834
Trinity Industries Inc 63,968 1,300
$ 22,966
Office Furnishings - 0.21%
Herman Miller Inc 38,491 1,488
HNI Corp 27,910 1,004
$ 2,492
Oil & Gas - 1.29%
Chesapeake Energy Corp
( d)
764,175 391
CNX Resources Corp
( d)
121,607 879
EQT Corp 166,613 1,008
Matador Resources Co
( d)
71,457 1,048
Murphy Oil Corp 97,351 2,041
Murphy USA Inc
( d)
18,847 1,926
Patterson-UTI Energy Inc 126,792 1,007
PBF Energy Inc 66,390 1,812
Transocean Ltd
( d)
374,851 1,709
WPX Energy Inc
( d)
271,611 3,246
$ 15,067
Oil & Gas Services - 0.26%
Apergy Corp
( d)
50,484 1,305
Core Laboratories NV 28,920 1,016
NOW Inc
( d)
70,909 710
$ 3,031
Packaging & Containers - 0.62%
Greif Inc - Class A 17,111 692
O-I Glass Inc 101,431 1,280
Silgan Holdings Inc 50,533 1,559
Sonoco Products Co 65,237 3,728
$ 7,259
Pharmaceuticals - 0.47%
PRA Health Sciences Inc
( d)
41,222 4,176
Prestige Consumer Healthcare Inc
( d)
32,737 1,328
$ 5,504
Pipelines - 0.19%
Antero Midstream Corp
( e)
193,580 976
Equitrans Midstream Corp 132,822 1,284
$ 2,260
Real Estate - 0.49%
Jones Lang LaSalle Inc 33,588 5,704
REITs - 10.77%
Alexander & Baldwin Inc 44,268 968
American Campus Communities Inc 89,553 4,108
Brixmor Property Group Inc 194,120 3,875
Camden Property Trust 63,110 7,095
CoreCivic Inc 77,618 1,238
CoreSite Realty Corp 24,562 2,885
Corporate Office Properties Trust 73,032 2,174
Cousins Properties Inc 95,651 3,915
CyrusOne Inc 73,776 4,489
Diversified Healthcare Trust 155,049 1,197
Douglas Emmett Inc 107,425 4,458

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
EastGroup Properties Inc 25,034 $ 3,406
EPR Properties 51,133 3,649
First Industrial Realty Trust Inc 82,739 3,533
GEO Group Inc/The 79,039 1,249
Healthcare Realty Trust Inc 87,161 3,143
Highwoods Properties Inc 67,612 3,388
JBG SMITH Properties 76,925 3,119
Kilroy Realty Corp 63,564 5,249
Lamar Advertising Co 56,056 5,203
Liberty Property Trust 102,826 6,442
Life Storage Inc 30,404 3,441
Macerich Co/The 71,812 1,602
Mack-Cali Realty Corp 59,017 1,296
Medical Properties Trust Inc 337,240 7,470
National Retail Properties Inc 111,864 6,264
Omega Healthcare Investors Inc 142,407 5,974
Park Hotels & Resorts Inc 156,019 3,423
Pebblebrook Hotel Trust 85,139 2,020
PotlatchDeltic Corp 43,809 1,884
PS Business Parks Inc 13,054 2,187
Rayonier Inc 84,278 2,560
Sabra Health Care REIT Inc 126,243 2,714
Service Properties Trust 107,254 2,315
Spirit Realty Capital Inc 64,998 3,431
Taubman Centers Inc 39,899 1,054
Urban Edge Properties 75,055 1,380
Weingarten Realty Investors 78,829 2,294
$ 126,092
Retail - 5.09%
American Eagle Outfitters Inc 103,513 1,491
AutoNation Inc
( d)
38,374 1,629
Bed Bath & Beyond Inc
( e)
82,490 1,175
BJ's Wholesale Club Holdings Inc
( d)
79,621 1,634
Brinker International Inc 24,356 1,040
Casey's General Stores Inc 23,974 3,856
Cheesecake Factory Inc/The 26,763 1,028
Cracker Barrel Old Country Store Inc 15,681 2,398
Dick's Sporting Goods Inc 41,448 1,833
Dillard's Inc
( e)
6,426 390
Domino's Pizza Inc 26,658 7,511
Dunkin' Brands Group Inc 53,990 4,216
FirstCash Inc 27,817 2,419
Five Below Inc
( d)
36,285 4,108
Foot Locker Inc 69,763 2,649
Jack in the Box Inc 15,414 1,260
MSC Industrial Direct Co Inc 29,356 1,998
Nu Skin Enterprises Inc 36,202 1,180
Ollie's Bargain Outlet Holdings Inc
( d)
35,639 1,890
Papa John's International Inc 14,365 931
RH
( d)
10,628 2,219
Sally Beauty Holdings Inc
( d)
75,815 1,164
Texas Roadhouse Inc 42,521 2,657
Urban Outfitters Inc
( d)
45,974 1,177
Wendy's Co/The 119,946 2,599
Williams-Sonoma Inc 50,584 3,545
World Fuel Services Corp 42,618 1,667
$ 59,664
Savings & Loans - 0.66%
New York Community Bancorp Inc 304,594 3,369
Sterling Bancorp/DE 131,684 2,634
Washington Federal Inc 51,063 1,736
$ 7,739
Semiconductors - 3.10%
Cabot Microelectronics Corp 18,969 2,760
Cirrus Logic Inc
( d)
37,668 2,893
Cree Inc
( d)
70,198 3,264
Cypress Semiconductor Corp 240,701 5,616
MKS Instruments Inc 35,527 3,724
Monolithic Power Systems Inc 26,330 4,507
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Semtech Corp
( d)
43,174 $ 2,081
Silicon Laboratories Inc
( d)
28,267 2,779
Synaptics Inc
( d)
21,808 1,454
Teradyne Inc 109,220 7,207
$ 36,285
Software - 3.93%
ACI Worldwide Inc
( d)
75,342 2,595
Allscripts Healthcare Solutions Inc
( d)
105,822 908
Blackbaud Inc 32,057 2,511
CDK Global Inc 79,119 4,247
Ceridian HCM Holding Inc
( d)
65,684 4,814
CommVault Systems Inc
( d)
27,407 1,234
Fair Isaac Corp
( d)
18,875 7,595
j2 Global Inc 30,170 2,892
Manhattan Associates Inc
( d)
41,647 3,559
PTC Inc
( d)
67,742 5,631
Teradata Corp
( d)
73,321 1,785
Tyler Technologies Inc
( d)
25,409 8,224
$ 45,995
Telecommunications - 1.01%
Ciena Corp
( d)
100,821 4,100
InterDigital Inc 20,290 1,121
LogMeIn Inc 31,816 2,735
Telephone & Data Systems Inc 63,740 1,446
ViaSat Inc
( d)
37,585 2,392
$ 11,794
Toys, Games & Hobbies - 0.28%
Mattel Inc
( d)
225,970 3,306
Transportation - 1.43%
Kirby Corp
( d)
39,069 2,863
Knight-Swift Transportation Holdings Inc 80,077 2,969
Landstar System Inc 25,721 2,849
Ryder System Inc 34,730 1,657
Werner Enterprises Inc 28,865 1,064
XPO Logistics Inc
( d)
60,155 5,349
$ 16,751
Trucking & Leasing - 0.15%
GATX Corp 22,877 1,742
Water - 0.62%
Essential Utilities Inc 140,673 7,307
TOTAL COMMON STOCKS $ 1,159,711
Total Investments $ 1,179,208
Other Assets and Liabilities -  (0.68)% (7,998)
TOTAL NET ASSETS - 100.00% $ 1,171,210
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,914 or
0.50% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Sector Percent
Financial 27.21%
Industrial 18.96%
Consumer, Non-cyclical 15.72%
Consumer, Cyclical 13.98%
Technology 8.77%
Utilities 4.38%
Basic Materials 3.98%
Communications 3.81%
Energy 2.21%
Money Market Funds 1.48%
Investment Companies 0.18%
Other Assets and Liabilities
(0.68)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 10,157 $ 94,527 $ 93,286 $ 11,398
$ 10,157 $ 94,527 $ 93,286 $ 11,398
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 51 $ — $ — $ —
$ 51 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini ; March 2020 Long 46 $ 9,232 $ (234)
Total $ (234)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.13% Shares Held Value (000's)
Money Market Funds - 2.12%
BlackRock Liquidity FedFund 1.49%
(a),(b)
711,161 $ 711
Principal Government Money Market Fund
1.43%
(a),(c)
52,022,884 52,023
$ 52,734
Principal Exchange-Traded Funds - 0.01%
Principal Shareholder Yield Index ETF
(c)
5,218 172
Principal Sustainable Momentum Index ETF
(c)
5,142 150
Principal U.S. Small-Cap Multi-Factor Index
ETF
(c)
422 13
$ 335
TOTAL INVESTMENT COMPANIES $ 53,069
COMMON STOCKS - 98.15% Shares Held Value (000's)
Advertising - 0.92%
Interpublic Group of Cos Inc/The 981,691 22,284
Omnicom Group Inc 9,091 685
$ 22,969
Aerospace & Defense - 0.18%
Arconic Inc 33,710 1,010
L3Harris Technologies Inc 9,004 1,993
Spirit AeroSystems Holdings Inc 464 30
Teledyne Technologies Inc
(d)
3,169 1,157
TransDigm Group Inc 535 344
$ 4,534
Agriculture - 1.71%
Archer-Daniels-Midland Co 937,656 41,970
Bunge Ltd 13,468 706
$ 42,676
Airlines - 1.48%
Alaska Air Group Inc 442,245 28,565
American Airlines Group Inc 20,497 550
Copa Holdings SA 39,195 3,840
JetBlue Airways Corp
(d)
21,285 422
United Airlines Holdings Inc
(d)
47,572 3,558
$ 36,935
Apparel - 1.48%
Capri Holdings Ltd
(d)
6,425 192
Carter's Inc 328,826 34,879
Columbia Sportswear Co 1,049 99
Hanesbrands Inc 7,134 98
PVH Corp 4,272 372
Ralph Lauren Corp 3,873 440
Skechers U.S.A. Inc
(d)
7,077 265
Tapestry Inc 16,044 413
Under Armour Inc - Class C
(d)
5,677 102
$ 36,860
Automobile Manufacturers - 0.16%
Cummins Inc 12,018 1,923
PACCAR Inc 27,396 2,033
$ 3,956
Automobile Parts & Equipment - 1.07%
Aptiv PLC 33,471 2,838
BorgWarner Inc 672,736 23,068
Goodyear Tire & Rubber Co/The 18,400 242
Lear Corp 3,543 436
WABCO Holdings Inc
(d)
509 69
$ 26,653
Banks - 5.06%
Associated Banc-Corp 13,149 262
Bank of Hawaii Corp 39,867 3,572
Bank OZK 10,184 277
BankUnited Inc 74,136 2,446
CIT Group Inc 7,058 323
Citizens Financial Group Inc 37,203 1,387
Comerica Inc 12,925 790
Commerce Bancshares Inc/MO
(e)
5,895 399
Cullen/Frost Bankers Inc 4,286 382
East West Bancorp Inc 8,424 386
Fifth Third Bancorp 59,241 1,685
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Citizens BancShares Inc/NC 582 $ 307
First Hawaiian Inc 109,118 3,171
First Horizon National Corp 382,131 6,114
First Republic Bank/CA 7,907 877
FNB Corp/PA 171,907 2,006
Huntington Bancshares Inc/OH 59,694 810
KeyCorp 83,191 1,557
M&T Bank Corp 10,914 1,839
Northern Trust Corp 11,318 1,107
PacWest Bancorp 9,539 334
Pinnacle Financial Partners Inc 6,033 356
Popular Inc 113,573 6,356
Prosperity Bancshares Inc 393,182 27,602
Regions Financial Corp 84,155 1,310
Signature Bank/New York NY 3,353 476
State Street Corp 92,996 7,033
SVB Financial Group
(d)
4,249 1,021
Synovus Financial Corp 10,373 363
TCF Financial Corp 393,218 16,625
Texas Capital Bancshares Inc
(d)
4,069 224
Umpqua Holdings Corp 130,088 2,198
Webster Financial Corp 24,840 1,114
Western Alliance Bancorp 122,997 6,794
Wintrust Financial Corp 4,358 276
Zions Bancorp NA 533,317 24,261
$ 126,040
Beverages - 0.04%
Brown-Forman Corp - A Shares 447 29
Brown-Forman Corp - B Shares 514 35
Molson Coors Beverage Co 16,435 913
$ 977
Biotechnology - 0.12%
Alnylam Pharmaceuticals Inc
(d)
1,275 146
Bio-Rad Laboratories Inc
(d)
1,226 442
Bluebird Bio Inc
(d)
4,077 325
Corteva Inc 43,588 1,261
Exelixis Inc
(d)
13,083 225
Moderna Inc
(d)
1,172 24
Nektar Therapeutics
(d)
10,576 210
United Therapeutics Corp
(d)
3,202 313
$ 2,946
Building Materials - 1.45%
Eagle Materials Inc 812 74
Fortune Brands Home & Security Inc 9,698 666
Lennox International Inc 137 32
Martin Marietta Materials Inc 14,552 3,839
Masco Corp 16,557 787
MDU Resources Group Inc 261,779 7,751
Owens Corning 321,957 19,476
Vulcan Materials Co 24,050 3,406
$ 36,031
Chemicals - 2.36%
Albemarle Corp 6,087 489
Axalta Coating Systems Ltd
(d)
24,891 717
Cabot Corp 4,784 191
Celanese Corp 10,162 1,052
CF Industries Holdings Inc 17,220 694
Chemours Co/The 13,622 189
Eastman Chemical Co 391,014 27,867
FMC Corp 7,509 718
Huntsman Corp 17,208 354
International Flavors & Fragrances Inc
(e)
6,198 812
Mosaic Co/The 30,437 604
NewMarket Corp 69 30
Olin Corp 13,304 198
RPM International Inc 9,373 669
Univar Solutions Inc
(d)
12,922 278
Valvoline Inc 149,950 3,161

Schedule of Investments
MidCap Value Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Westlake Chemical Corp 339,190 $ 20,758
$ 58,781
Commercial Services - 2.05%
ADT Inc
(e)
13,057 81
AMERCO 690 256
Aramark 21,451 947
CoreLogic Inc/United States 6,251 291
Equifax Inc 1,060 159
Graham Holdings Co 357 196
Grand Canyon Education Inc
(d)
84,973 6,652
H&R Block Inc 426,599 9,897
IHS Markit Ltd 13,204 1,041
Macquarie Infrastructure Corp 6,077 268
ManpowerGroup Inc 273,281 25,002
Nielsen Holdings PLC 112,613 2,297
Quanta Services Inc 75,008 2,937
Sabre Corp 18,249 393
Service Corp International/US 11,310 542
United Rentals Inc
(d)
1,268 172
$ 51,131
Computers - 4.18%
Amdocs Ltd 11,614 836
CACI International Inc
(d)
1,971 527
DXC Technology Co 398,855 12,716
Genpact Ltd 434,600 19,240
Hewlett Packard Enterprise Co 1,319,590 18,382
Leidos Holdings Inc 252,113 25,329
MAXIMUS Inc 361,200 25,916
Western Digital Corp 17,286 1,132
$ 104,078
Consumer Products - 3.20%
Avery Dennison Corp 208,509 27,365
Clorox Co/The 157,646 24,799
Kimberly-Clark Corp 190,900 27,344
Spectrum Brands Holdings Inc 3,382 208
$ 79,716
Cosmetics & Personal Care - 0.01%
Coty Inc 23,267 239
Distribution & Wholesale - 0.08%
Fastenal Co 3,134 109
HD Supply Holdings Inc
(d)
9,619 392
IAA Inc
(d)
1,459 69
KAR Auction Services Inc 1,203 25
LKQ Corp
(d)
23,665 774
Watsco Inc 2,657 462
WESCO International Inc
(d)
3,604 174
$ 2,005
Diversified Financial Services - 2.74%
Air Lease Corp 7,903 339
Alliance Data Systems Corp 2,943 302
Ally Financial Inc 34,679 1,111
Ameriprise Financial Inc 9,270 1,533
BGC Partners Inc 24,850 143
Cboe Global Markets Inc 81,692 10,066
Discover Financial Services 17,532 1,317
E*TRADE Financial Corp 607,714 25,901
Eaton Vance Corp 63,887 2,923
Evercore Inc - Class A 2,250 172
Franklin Resources Inc 16,039 406
Invesco Ltd 22,128 383
Janus Henderson Group PLC 12,877 325
Jefferies Financial Group Inc 21,099 457
Lazard Ltd 5,429 228
Legg Mason Inc 7,207 282
Nasdaq Inc 6,655 775
Navient Corp 171,429 2,465
OneMain Holdings Inc 87,114 3,691
Raymond James Financial Inc 8,889 813
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Santander Consumer USA Holdings Inc 9,102 $ 242
SEI Investments Co 3,871 253
SLM Corp 34,303 375
Synchrony Financial 242,292 7,853
T Rowe Price Group Inc 38,638 5,160
Western Union Co/The 28,456 765
$ 68,280
Electric - 5.19%
AES Corp/VA 66,296 1,317
Alliant Energy Corp 411,956 24,453
Ameren Corp 14,227 1,167
Avangrid Inc 4,165 222
CenterPoint Energy Inc 29,167 772
CMS Energy Corp 25,615 1,755
Consolidated Edison Inc 28,226 2,653
DTE Energy Co 170,296 22,583
Edison International 29,967 2,294
Entergy Corp 17,595 2,314
Evergy Inc 21,659 1,563
Eversource Energy 18,817 1,739
FirstEnergy Corp 47,232 2,399
Hawaiian Electric Industries Inc 8,029 393
IDACORP Inc 59,792 6,708
NRG Energy Inc 321,300 11,853
OGE Energy Corp 11,600 532
PG&E Corp
(d)
39,299 598
Pinnacle West Capital Corp 6,511 636
PPL Corp 155,074 5,613
Public Service Enterprise Group Inc 29,326 1,736
Sempra Energy 23,210 3,728
Vistra Energy Corp 370,189 8,336
WEC Energy Group Inc 26,527 2,650
Xcel Energy Inc 308,465 21,343
$ 129,357
Electrical Components & Equipment - 0.79%
Acuity Brands Inc 2,334 275
AMETEK Inc 32,674 3,174
Energizer Holdings Inc 4,812 223
Hubbell Inc 108,979 15,609
Littelfuse Inc 1,853 328
$ 19,609
Electronics - 3.12%
Agilent Technologies Inc 16,283 1,344
Allegion PLC 3,101 401
Arrow Electronics Inc
(d)
7,895 600
Avnet Inc 8,177 298
Coherent Inc
(d)
129,315 18,289
Flex Ltd
(d)
2,171,000 28,549
FLIR Systems Inc 11,645 600
Fortive Corp 13,312 998
Garmin Ltd 118,048 11,445
Gentex Corp 23,580 702
Jabil Inc 174,246 6,776
National Instruments Corp 9,837 439
nVent Electric PLC 12,521 312
PerkinElmer Inc 4,979 460
Sensata Technologies Holding PLC
(d)
5,253 248
SYNNEX Corp 26,147 3,602
Trimble Inc
(d)
18,627 792
Woodward Inc 17,074 1,986
$ 77,841
Energy - Alternate Sources - 0.07%
First Solar Inc
(d)
37,413 1,855
Engineering & Construction - 0.10%
AECOM
(d)
32,963 1,590
frontdoor Inc
(d)
7,018 299
Jacobs Engineering Group Inc 7,657 708
$ 2,597

Schedule of Investments
MidCap Value Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0.87%
Cinemark Holdings Inc 661,426 $ 20,842
International Game Technology PLC 8,607 116
Madison Square Garden Co/The
(d)
1,296 384
Six Flags Entertainment Corp 5,707 218
Vail Resorts Inc 271 63
$ 21,623
Environmental Control - 1.12%
Clean Harbors Inc
(d)
46,948 3,861
Pentair PLC 9,673 415
Republic Services Inc 242,855 23,083
Stericycle Inc
(d)
6,783 425
$ 27,784
Food - 3.83%
Campbell Soup Co 8,991 435
Conagra Brands Inc 28,015 922
Flowers Foods Inc 15,930 343
Hain Celestial Group Inc/The
(d)
6,416 155
Hershey Co/The 2,545 395
Hormel Foods Corp 346,137 16,359
Ingredion Inc 5,336 469
JM Smucker Co/The 10,025 1,039
Kellogg Co 8,822 602
Kroger Co/The 1,180,876 31,718
Lamb Weston Holdings Inc 6,288 574
McCormick & Co Inc/MD 2,504 409
Pilgrim's Pride Corp
(d)
120,063 3,128
Post Holdings Inc
(d)
2,061 215
Seaboard Corp 21 81
Sprouts Farmers Market Inc
(d)
635,473 9,933
Sysco Corp 307,000 25,217
TreeHouse Foods Inc
(d)
3,920 175
Tyson Foods Inc 30,740 2,540
US Foods Holding Corp
(d)
20,603 828
$ 95,537
Forest Products & Paper - 0.06%
Domtar Corp 5,020 175
International Paper Co 32,994 1,343
$ 1,518
Gas - 0.25%
Atmos Energy Corp 6,787 794
National Fuel Gas Co 100,118 4,324
NiSource Inc 21,648 635
UGI Corp 12,048 501
$ 6,254
Hand & Machine Tools - 0.11%
Colfax Corp
(d)
7,416 261
Lincoln Electric Holdings Inc 697 62
Regal Beloit Corp 3,452 271
Snap-on Inc 4,988 796
Stanley Black & Decker Inc 8,800 1,402
$ 2,792
Healthcare - Products - 1.90%
Adaptive Biotechnologies Corp
(d)
276 8
Avantor Inc
(d)
6,792 126
Bruker Corp 50,330 2,490
Cantel Medical Corp 1,294 84
Cooper Cos Inc/The 2,439 846
DENTSPLY SIRONA Inc 56,181 3,146
Envista Holdings Corp
(d)
327,850 9,701
Henry Schein Inc
(d)
11,492 792
Hill-Rom Holdings Inc 3,443 367
Hologic Inc
(d)
3,034 162
ICU Medical Inc
(d)
996 182
Integra LifeSciences Holdings Corp
(d)
5,273 290
QIAGEN NV
(d)
374,467 12,649
STERIS PLC 65,092 9,809
West Pharmaceutical Services Inc 1,035 161
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Zimmer Biomet Holdings Inc 44,741 $ 6,618
$ 47,431
Healthcare - Services - 2.65%
Acadia Healthcare Co Inc
(d)
6,464 208
Catalent Inc
(d)
8,417 514
Centene Corp
(d)
6,366 400
DaVita Inc
(d)
9,035 722
Encompass Health Corp 5,265 406
Five Star Senior Living Inc
(d)
9,492 43
IQVIA Holdings Inc
(d)
26,620 4,133
Laboratory Corp of America Holdings
(d)
7,542 1,323
MEDNAX Inc
(d)
6,080 140
Molina Healthcare Inc
(d)
105,013 12,913
Quest Diagnostics Inc 401,218 44,402
Universal Health Services Inc 6,720 921
$ 66,125
Home Builders - 0.61%
DR Horton Inc 27,863 1,649
Lennar Corp - A Shares 14,646 972
Lennar Corp - B Shares 1,611 85
PulteGroup Inc 264,052 11,790
Thor Industries Inc 4,131 333
Toll Brothers Inc 10,578 469
$ 15,298
Home Furnishings - 0.06%
Dolby Laboratories Inc 4,766 331
Leggett & Platt Inc 12,382 589
Whirlpool Corp 3,598 526
$ 1,446
Housewares - 0.15%
Newell Brands Inc 189,582 3,702
Insurance - 10.12%
Aflac Inc 303,000 15,626
Alleghany Corp
(d)
47,630 37,992
Allstate Corp/The 183,000 21,693
American Financial Group Inc/OH 264,765 28,804
American National Insurance Co 10,615 1,169
Arch Capital Group Ltd
(d)
29,166 1,288
Arthur J Gallagher & Co 172,139 17,656
Assurant Inc 5,951 777
Assured Guaranty Ltd 55,522 2,545
Athene Holding Ltd
(d)
10,530 459
Axis Capital Holdings Ltd 5,905 379
Brighthouse Financial Inc
(d)
8,840 344
Brown & Brown Inc 12,889 579
Cincinnati Financial Corp 39,856 4,183
CNA Financial Corp 2,780 124
Equitable Holdings Inc 39,192 941
Everest Re Group Ltd 76,412 21,133
Fidelity National Financial Inc 458,894 22,371
First American Financial Corp 133,209 8,256
Globe Life Inc 9,569 998
Hanover Insurance Group Inc/The 3,167 439
Hartford Financial Services Group Inc/The 30,378 1,801
Kemper Corp 45,300 3,372
Lincoln National Corp 11,585 631
Loews Corp 14,870 765
Markel Corp
(d)
4,503 5,282
Mercury General Corp 2,647 130
MGIC Investment Corp 428,059 5,903
Old Republic International Corp 803,903 18,128
Primerica Inc 990 117
Reinsurance Group of America Inc 5,965 859
RenaissanceRe Holdings Ltd 37,346 7,075
Unum Group 16,542 442
Voya Financial Inc 12,304 735
White Mountains Insurance Group Ltd 249 278
Willis Towers Watson PLC 7,494 1,583

Schedule of Investments
MidCap Value Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
WR Berkley Corp 235,766 $ 17,336
$ 252,193
Internet - 0.48%
Expedia Group Inc 1,056 115
F5 Networks Inc
(d)
1,415 173
IAC/InterActiveCorp
(d)
2,728 664
Lyft Inc
(d)
9,852 468
NortonLifeLock Inc 33,624 956
TripAdvisor Inc 1,144 31
VeriSign Inc
(d)
43,025 8,955
Zillow Group Inc - A Shares
(d)
4,445 205
Zillow Group Inc - C Shares
(d)
9,582 443
$ 12,010
Iron & Steel - 1.84%
Nucor Corp 25,795 1,225
Reliance Steel & Aluminum Co 244,125 28,026
Steel Dynamics Inc 548,792 16,398
United States Steel Corp
(e)
14,905 135
$ 45,784
Leisure Products & Services - 0.16%
Brunswick Corp/DE 6,598 415
Harley-Davidson Inc 11,795 394
Norwegian Cruise Line Holdings Ltd
(d)
14,737 794
Polaris Inc 801 74
Royal Caribbean Cruises Ltd 18,823 2,203
$ 3,880
Lodging - 0.13%
Caesars Entertainment Corp
(d)
33,428 457
Choice Hotels International Inc 1,785 179
Extended Stay America Inc 15,564 201
Hilton Grand Vacations Inc
(d)
6,502 208
Hyatt Hotels Corp 3,091 261
MGM Resorts International 38,337 1,191
Wyndham Destinations Inc 7,318 355
Wyndham Hotels & Resorts Inc 5,360 306
Wynn Resorts Ltd 970 122
$ 3,280
Machinery - Construction & Mining - 0.02%
BWX Technologies Inc 2,535 161
Oshkosh Corp 3,945 340
$ 501
Machinery - Diversified - 1.90%
AGCO Corp 322,855 22,645
Crane Co 4,086 349
Curtiss-Wright Corp 80,033 11,639
Dover Corp 12,117 1,380
Flowserve Corp 5,933 277
Gardner Denver Holdings Inc
(d)
10,236 361
Gates Industrial Corp PLC
(d)
6,360 79
GrafTech International Ltd 6,688 72
IDEX Corp 7,240 1,187
Nordson Corp 1,406 237
Westinghouse Air Brake Technologies Corp 7,518 555
Xylem Inc/NY 104,300 8,517
$ 47,298
Media - 1.00%
Discovery Inc - A Shares
(d)
13,166 385
Discovery Inc - C Shares
(d)
28,700 797
DISH Network Corp
(d)
22,280 819
Fox Corp - A Shares 18,402 682
Fox Corp - B Shares 11,670 424
John Wiley & Sons Inc 3,790 165
Liberty Broadband Corp - A Shares
(d)
2,031 267
Liberty Broadband Corp - C Shares
(d)
6,127 815
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
2,334 104
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
16,915 792
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
6,798 $ 330
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
14,320 702
New York Times Co/The 10,317 330
News Corp - A Shares 30,020 409
News Corp - B Shares 10,649 149
Nexstar Media Group Inc 905 110
ViacomCBS Inc - A Shares
(e)
422 16
ViacomCBS Inc - B Shares 515,231 17,585
$ 24,881
Metal Fabrication & Hardware - 0.08%
Timken Co/The 32,711 1,718
Valmont Industries Inc 1,817 258
$ 1,976
Mining - 1.05%
Alcoa Corp
(d)
72,110 1,005
Freeport-McMoRan Inc 84,153 934
Newmont Corp 310,758 14,003
Royal Gold Inc 89,531 10,325
$ 26,267
Miscellaneous Manufacturers - 3.26%
AO Smith Corp 6,558 280
AptarGroup Inc 147,874 17,081
Carlisle Cos Inc 1,626 254
Hexcel Corp 87,971 6,529
Ingersoll-Rand PLC 2,290 305
ITT Inc 63,083 4,231
Parker-Hannifin Corp 113,807 22,271
Textron Inc 660,673 30,345
$ 81,296
Office & Business Equipment - 0.03%
Xerox Holdings Corp 17,624 627
Oil & Gas - 3.50%
Apache Corp 70,541 1,936
Cabot Oil & Gas Corp 21,886 308
Cimarex Energy Co 454,944 19,967
Concho Resources Inc 11,549 875
Continental Resources Inc/OK 6,880 187
Devon Energy Corp 996,375 21,642
Diamondback Energy Inc 7,366 548
EQT Corp 20,462 124
Helmerich & Payne Inc 8,385 340
Hess Corp 15,609 883
HollyFrontier Corp 15,207 683
Kosmos Energy Ltd 31,386 161
Marathon Oil Corp 72,746 827
Murphy Oil Corp 33,867 710
Noble Energy Inc 27,512 544
Parsley Energy Inc 929,497 15,467
Patterson-UTI Energy Inc 16,260 129
PBF Energy Inc 9,845 269
Pioneer Natural Resources Co 8,299 1,120
Transocean Ltd
(d)
44,287 202
Valero Energy Corp 235,000 19,813
WPX Energy Inc
(d)
32,583 389
$ 87,124
Oil & Gas Services - 0.18%
Apergy Corp
(d)
6,510 168
Baker Hughes Co 56,500 1,224
Halliburton Co 50,576 1,103
National Oilwell Varco Inc 101,603 2,094
$ 4,589
Packaging & Containers - 0.77%
Ardagh Group SA 2,979 57
Berry Global Group Inc
(d)
6,485 276
Crown Holdings Inc
(d)
6,149 455
Graphic Packaging Holding Co 22,869 357

Schedule of Investments
MidCap Value Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
O-I Glass Inc 13,111 $ 165
Packaging Corp of America 133,391 12,772
Sealed Air Corp 34,081 1,210
Silgan Holdings Inc 6,635 205
Sonoco Products Co 46,672 2,667
Westrock Co 22,795 889
$ 19,053
Pharmaceuticals - 1.80%
Agios Pharmaceuticals Inc
(d)
3,990 194
Alkermes PLC
(d)
11,562 201
AmerisourceBergen Corp 290,000 24,812
Cardinal Health Inc 90,501 4,635
Covetrus Inc
(d),(e)
7,211 89
Elanco Animal Health Inc
(d)
21,698 671
Herbalife Nutrition Ltd
(d)
127,896 4,969
Horizon Therapeutics Plc
(d)
9,551 329
Jazz Pharmaceuticals PLC
(d)
1,275 183
McKesson Corp 12,900 1,840
Mylan NV
(d)
29,740 637
Perrigo Co PLC 11,571 660
Premier Inc
(d)
165,293 5,747
$ 44,967
Pipelines - 0.44%
Antero Midstream Corp
(e)
20,073 101
Cheniere Energy Inc
(d)
5,728 339
Equitrans Midstream Corp 14,541 141
ONEOK Inc 55,586 4,161
Targa Resources Corp 13,282 485
Williams Cos Inc/The 273,143 5,652
$ 10,879
Real Estate - 0.21%
CBRE Group Inc
(d)
72,694 4,438
Jones Lang LaSalle Inc 4,658 791
$ 5,229
REITs - 10.06%
AGNC Investment Corp 31,401 584
Alexandria Real Estate Equities Inc 6,607 1,078
American Campus Communities Inc 10,760 494
American Homes 4 Rent 18,272 499
Annaly Capital Management Inc 82,988 810
Apartment Investment & Management Co 14,285 753
Apple Hospitality REIT Inc 91,370 1,372
AvalonBay Communities Inc 31,851 6,902
Boston Properties Inc 36,573 5,243
Brandywine Realty Trust 160,626 2,509
Brixmor Property Group Inc 23,967 478
Camden Property Trust 8,789 988
Chimera Investment Corp 14,911 316
Columbia Property Trust Inc 113,460 2,394
CoreSite Realty Corp 871 102
Corporate Office Properties Trust 9,793 292
Cousins Properties Inc 11,664 477
CubeSmart 14,912 472
CyrusOne Inc 6,494 395
Digital Realty Trust Inc 12,070 1,485
Douglas Emmett Inc 17,109 710
Duke Realty Corp 33,528 1,217
Empire State Realty Trust Inc 13,649 185
EPR Properties 6,072 433
Equity Commonwealth 233,547 7,659
Equity Residential 65,767 5,464
Essex Property Trust Inc 13,742 4,257
Extra Space Storage Inc 1,386 153
Federal Realty Investment Trust 4,331 542
Gaming and Leisure Properties Inc 20,268 958
Healthcare Trust of America Inc 1,006,839 32,249
Healthpeak Properties Inc 97,942 3,525
Highwoods Properties Inc 679,200 34,035
Host Hotels & Resorts Inc 62,592 1,023
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Hudson Pacific Properties Inc 12,142 $ 441
Invitation Homes Inc 47,206 1,486
Iron Mountain Inc 14,689 464
JBG SMITH Properties 9,718 394
Kilroy Realty Corp 10,289 850
Kimco Realty Corp 38,969 742
Lamar Advertising Co 333,200 30,924
Liberty Property Trust 9,036 566
Life Storage Inc 101,661 11,506
Medical Properties Trust Inc 29,789 660
MFA Financial Inc 37,599 293
Mid-America Apartment Communities Inc 10,176 1,396
National Retail Properties Inc 355,174 19,890
New Residential Investment Corp 23,934 401
Omega Healthcare Investors Inc 20,146 845
Outfront Media Inc 127,829 3,802
Paramount Group Inc 349,510 4,914
Park Hotels & Resorts Inc 18,138 398
Public Storage 99,000 22,152
Rayonier Inc 10,148 308
Realty Income Corp 18,936 1,485
Regency Centers Corp 9,654 599
Retail Properties of America Inc 166,443 2,022
Retail Value Inc 5,207 171
Service Properties Trust 181,311 3,912
SITE Centers Corp 14,123 180
SL Green Realty Corp 4,635 427
Spirit Realty Capital Inc 8,284 437
Starwood Property Trust Inc 27,773 713
STORE Capital Corp 21,774 855
Sun Communities Inc 6,596 1,070
Two Harbors Investment Corp 21,892 334
UDR Inc 62,664 3,002
Ventas Inc 21,628 1,251
VEREIT Inc 99,005 966
VICI Properties Inc 43,125 1,156
Vornado Realty Trust 10,034 660
Weingarten Realty Investors 155,188 4,516
Welltower Inc 23,546 1,999
Weyerhaeuser Co 60,901 1,763
WP Carey Inc 9,924 835
$ 250,838
Retail - 3.27%
Advance Auto Parts Inc 2,930 386
AutoNation Inc
(d)
188,414 7,996
AutoZone Inc
(d)
2,110 2,232
Best Buy Co Inc 45,631 3,865
CarMax Inc
(d)
5,029 488
Casey's General Stores Inc 2,226 358
Darden Restaurants Inc 233,600 27,198
Dick's Sporting Goods Inc 5,409 239
Dollar General Corp 2,121 325
Dollar Tree Inc
(d)
6,272 546
Dunkin' Brands Group Inc 79,554 6,212
Foot Locker Inc 8,424 320
Gap Inc/The 16,528 288
Genuine Parts Co 11,682 1,093
Kohl's Corp 9,214 394
L Brands Inc 14,966 347
MSC Industrial Direct Co Inc 41,212 2,805
Nu Skin Enterprises Inc 4,849 158
Penske Automotive Group Inc 3,087 145
Qurate Retail Inc
(d)
29,582 252
Tiffany & Co 7,009 939
Urban Outfitters Inc
(d)
5,687 146
Williams-Sonoma Inc 33,191 2,326
Yum China Holdings Inc 103,778 4,470
Yum! Brands Inc 170,800 18,066
$ 81,594

Schedule of Investments
MidCap Value Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0.14%
New York Community Bancorp Inc 35,137 $ 389
People's United Financial Inc 25,429 392
Sterling Bancorp/DE 140,668 2,813
$ 3,594
Semiconductors - 2.10%
Analog Devices Inc 20,928 2,297
Cypress Semiconductor Corp 21,305 497
IPG Photonics Corp
(d)
2,502 320
KLA Corp 61,300 10,160
Lam Research Corp 13,958 4,162
Marvell Technology Group Ltd 38,528 926
Maxim Integrated Products Inc 14,901 896
Microchip Technology Inc 9,708 946
MKS Instruments Inc 4,412 463
ON Semiconductor Corp
(d)
23,672 548
Qorvo Inc
(d)
106,285 11,251
Skyworks Solutions Inc 152,144 17,215
Teradyne Inc 38,595 2,547
$ 52,228
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 1,280 334
Software - 1.99%
Akamai Technologies Inc
(d)
2,183 204
Cerence Inc
(d)
4,373 93
Change Healthcare Inc
(d)
1,362 21
Citrix Systems Inc 86,125 10,441
Jack Henry & Associates Inc 553 83
Nuance Communications Inc
(d)
1,547,826 29,285
SS&C Technologies Holdings Inc 1,308 82
Synopsys Inc
(d)
41,102 6,063
Take-Two Interactive Software Inc
(d)
24,026 2,994
Zynga Inc
(d)
52,890 318
$ 49,584
Telecommunications - 1.56%
CenturyLink Inc 205,145 2,802
Ciena Corp
(d)
132,738 5,399
CommScope Holding Co Inc
(d)
15,016 183
Corning Inc 30,075 803
EchoStar Corp
(d)
4,447 178
GCI Liberty Inc
(d)
5,673 415
Juniper Networks Inc 19,280 442
LogMeIn Inc 3,961 341
Motorola Solutions Inc 156,800 27,753
Telephone & Data Systems Inc 7,815 177
United States Cellular Corp
(d)
1,133 36
ViaSat Inc
(d)
4,379 279
$ 38,808
Textiles - 0.49%
Mohawk Industries Inc
(d)
93,421 12,302
Transportation - 1.94%
CH Robinson Worldwide Inc 1,828 132
Expeditors International of Washington Inc 2,868 210
JB Hunt Transport Services Inc 169,516 18,296
Kansas City Southern 8,452 1,426
Kirby Corp
(d)
4,516 331
Landstar System Inc 246,472 27,296
Old Dominion Freight Line Inc 2,176 427
Schneider National Inc 4,616 103
XPO Logistics Inc
(d)
2,216 197
$ 48,418
Water - 0.45%
American Water Works Co Inc 77,952 10,617
Essential Utilities Inc 12,530 651
$ 11,268
TOTAL COMMON STOCKS $ 2,446,378
Total Investments $ 2,499,447
Other Assets and Liabilities -  (0.28)% (7,072)
TOTAL NET ASSETS - 100.00% $ 2,492,375
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $711 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 28.33%
Consumer, Non-cyclical 17.31%
Industrial 14.85%
Consumer, Cyclical 10.01%
Technology 8.30%
Utilities 5.89%
Basic Materials 5.31%
Energy 4.19%
Communications 3.96%
Money Market Funds 2.12%
Domestic Equity Funds 0.01%
Other Assets and Liabilities
(0.28)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Value Fund I
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 87,362 $ 315,308 $ 350,647 $ 52,023
Principal Shareholder Yield Index ETF 170 — — 172
Principal Sustainable Momentum Index ETF 144 — — 150
Principal U.S. Small-Cap Multi-Factor Index ETF 13 — — 13
$ 87,689 $ 315,308 $ 350,647 $ 52,358
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 237 $ — $ — $ —
Principal Shareholder Yield Index ETF 1 — — 2
Principal Sustainable Momentum Index ETF 1 — — 6
Principal U.S. Small-Cap Multi-Factor Index ETF — — — —
$ 239 $ — $ — $ 8
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2020 Long 96 $ 19,267 $ (634)
Total $ (634)
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.69% Shares Held Value (000's)
Money Market Funds - 1.67%
BlackRock Liquidity FedFund 1.49%
(a),(b)
1,333,971 $ 1,335
Principal Government Money Market Fund
1.43%
(a),(c)
45,693,501 45,693
$ 47,028
Principal Exchange-Traded Funds - 0.02%
Principal International Multi-Factor Core Index
ETF
(c)
19,000 495
TOTAL INVESTMENT COMPANIES $ 47,523
COMMON STOCKS - 96.05% Shares Held Value (000's)
Advertising - 0.04%
Publicis Groupe SA 9,957 442
WPP PLC 67,171 835
$ 1,277
Aerospace & Defense - 2.89%
Airbus SE 316,026 46,413
BAE Systems PLC 178,273 1,482
Kawasaki Heavy Industries Ltd 7,200 142
Leonardo SpA 10,591 130
Meggitt PLC 58,160 518
Rolls-Royce Holdings PLC
(d)
3,706,304 32,646
$ 81,331
Agriculture - 2.68%
British American Tobacco PLC 998,664 44,036
Imperial Brands PLC 43,891 1,125
Japan Tobacco Inc 1,429,400 30,224
$ 75,385
Airlines - 0.73%
easyJet PLC 11,894 218
Japan Airlines Co Ltd 8,800 248
Ryanair Holdings PLC ADR
(d)
232,175 20,109
$ 20,575
Apparel - 0.19%
Gildan Activewear Inc 188,591 5,226
Yue Yuen Industrial Holdings Ltd 55,000 153
$ 5,379
Automobile Manufacturers - 1.41%
Bayerische Motoren Werke AG 17,453 1,243
Daimler AG 41,857 1,938
Fiat Chrysler Automobiles NV 57,225 746
Hino Motors Ltd 21,700 203
Honda Motor Co Ltd 941,500 24,080
Isuzu Motors Ltd 41,200 404
Nissan Motor Co Ltd 106,900 580
Peugeot SA 22,011 453
Subaru Corp 32,000 800
Toyota Motor Corp 117,910 8,198
Volkswagen AG 2,431 445
Volvo AB - B Shares 38,929 665
$ 39,755
Automobile Parts & Equipment - 0.21%
Bridgestone Corp 26,100 924
Cie Generale des Etablissements Michelin SCA 9,007 1,045
Continental AG 5,798 662
Denso Corp 22,300 915
Faurecia SE 5,677 271
JTEKT Corp 10,200 108
NGK Insulators Ltd 12,800 215
Nokian Renkaat OYJ 9,348 251
Sumitomo Electric Industries Ltd 39,000 520
Sumitomo Rubber Industries Ltd 13,000 143
Toyoda Gosei Co Ltd 5,000 113
Toyota Industries Corp 10,800 584
Yokohama Rubber Co Ltd/The 9,100 155
$ 5,906
Banks - 13.03%
Aozora Bank Ltd 9,000 243
Australia & New Zealand Banking Group Ltd 130,486 2,221
Banco Bilbao Vizcaya Argentaria SA 357,908 1,853
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Banco Santander SA 764,968 $ 3,015
Bank Hapoalim BM 60,884 523
Bank Leumi Le-Israel BM 79,419 571
Bank of East Asia Ltd/The 49,200 106
Bank of Ireland Group PLC 72,367 352
Bank of Kyoto Ltd/The 3,900 156
Barclays PLC 15,479,942 34,185
BNP Paribas SA 1,219,087 64,694
BOC Hong Kong Holdings Ltd 190,300 629
CaixaBank SA 4,812,494 14,066
Canadian Imperial Bank of Commerce 119,605 9,753
Chiba Bank Ltd/The 40,800 221
Commonwealth Bank of Australia 101,771 5,762
Credit Agricole SA 61,940 837
Credit Suisse Group AG
(d)
89,128 1,127
Danske Bank A/S 29,759 497
DBS Group Holdings Ltd 59,800 1,102
DNB ASA 50,900 890
Erste Group Bank AG
(d)
16,147 593
Grupo Financiero Banorte SAB de CV 4,653,908 28,681
Hang Seng Bank Ltd 39,300 794
HSBC Holdings PLC 929,132 6,755
ING Groep NV 1,691,215 18,362
Intesa Sanpaolo SpA 798,882 1,984
Israel Discount Bank Ltd 30,497 138
Japan Post Bank Co Ltd 30,500 282
KBC Group NV 13,399 983
Lloyds Banking Group PLC 11,998,043 8,957
Mediobanca Banca di Credito Finanziario SpA 46,490 464
Mitsubishi UFJ Financial Group Inc 629,200 3,231
Mizrahi Tefahot Bank Ltd 10,528 287
Mizuho Financial Group Inc 1,234,400 1,831
National Australia Bank Ltd 132,680 2,266
Natixis SA 70,717 299
Nordea Bank Abp 149,148 1,177
Oversea-Chinese Banking Corp Ltd 165,900 1,305
Raiffeisen Bank International AG 11,080 252
Resona Holdings Inc 156,500 645
Royal Bank of Scotland Group PLC 222,662 638
Seven Bank Ltd 6,916,400 20,684
Shinsei Bank Ltd 14,700 225
Shizuoka Bank Ltd/The 34,000 239
Siam Commercial Bank PCL/The 5,627,500 17,555
Skandinaviska Enskilda Banken AB 87,363 863
Societe Generale SA 43,493 1,407
Standard Chartered PLC 146,330 1,217
Sumitomo Mitsui Financial Group Inc 614,400 21,602
Sumitomo Mitsui Trust Holdings Inc 17,007 627
Svenska Handelsbanken AB 70,710 693
Swedbank AB 41,692 640
UBS Group AG
(d)
207,028 2,571
UniCredit SpA 3,396,455 45,367
United Overseas Bank Ltd 1,500,300 27,984
Westpac Banking Corp 160,652 2,685
$ 367,086
Beverages - 1.15%
Coca-Cola European Partners PLC 618,548 32,542
Building Materials - 0.93%
AGC Inc/Japan 13,700 462
Cie de Saint-Gobain 27,373 1,033
HeidelbergCement AG 7,638 515
LafargeHolcim Ltd
(d)
464,994 23,631
LIXIL Group Corp 20,000 332
Taiheiyo Cement Corp 9,200 248
$ 26,221
Chemicals - 7.03%
Air Liquide SA 176,773 25,559
Akzo Nobel NV 204,902 19,336
Arkema SA 5,148 472

Schedule of Investments
Overseas Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Asahi Kasei Corp 64,600 $ 661
BASF SE 733,139 49,485
Brenntag AG 535,241 27,699
Daicel Corp 19,000 180
EMS-Chemie Holding AG 213 139
Evonik Industries AG 13,955 382
Johnson Matthey PLC 353,055 12,105
JSR Corp 14,500 258
Linde PLC 284,517 57,950
Mitsubishi Chemical Holdings Corp 65,700 475
Mitsubishi Gas Chemical Co Inc 12,200 185
Mitsui Chemicals Inc 13,900 305
Nitto Denko Corp 11,800 656
Showa Denko KK 10,300 246
Solvay SA 5,545 575
Sumitomo Chemical Co Ltd 111,500 474
Toray Industries Inc 103,600 678
Tosoh Corp 19,600 276
$ 198,096
Commercial Services - 1.55%
Adecco Group AG 8,633 506
Atlantia SpA 22,814 560
China Merchants Port Holdings Co Ltd 4,524,151 6,959
Dai Nippon Printing Co Ltd 18,300 505
ISS A/S 781,861 18,938
Randstad NV 8,918 512
RELX PLC 555,887 14,749
Secom Co Ltd 5,400 474
Toppan Printing Co Ltd 21,000 418
$ 43,621
Computers - 0.06%
Atos SE 7,351 609
Fujitsu Ltd 9,900 1,047
$ 1,656
Distribution & Wholesale - 2.11%
ITOCHU Corp 34,900 815
Marubeni Corp 81,100 583
Mitsubishi Corp 45,700 1,171
Mitsui & Co Ltd 85,900 1,528
Sumitomo Corp 1,759,800 26,176
Toyota Tsusho Corp 15,900 550
Travis Perkins PLC 1,400,440 28,607
$ 59,430
Diversified Financial Services - 2.97%
AerCap Holdings NV
(d)
9,202 521
Amundi SA
(e)
4,528 367
CI Financial Corp 666,100 11,672
Credit Saison Co Ltd 12,000 192
Julius Baer Group Ltd 578,608 28,912
Mebuki Financial Group Inc 66,100 146
Mitsubishi UFJ Lease & Finance Co Ltd 30,300 190
Nomura Holdings Inc 169,900 870
ORIX Corp 1,698,000 28,683
Samsung Securities Co Ltd 381,810 11,154
Schroders PLC 9,302 394
Standard Life Aberdeen PLC 110,453 439
Tokyo Century Corp 3,000 153
$ 83,693
Electric - 3.91%
AGL Energy Ltd 49,088 651
AusNet Services 137,930 162
Chubu Electric Power Co Inc 48,200 655
Chugoku Electric Power Co Inc/The 20,900 276
CLP Holdings Ltd 85,500 889
E.ON SE 103,350 1,171
EDP - Energias de Portugal SA 124,531 624
Electric Power Development Co Ltd 11,200 253
Electricite de France SA 45,619 563
Endesa SA 23,781 653
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Enel SpA 2,885,540 $ 25,151
Engie SA 1,660,514 28,583
Fortum Oyj 869,326 21,038
HK Electric Investments & HK Electric
Investments Ltd
200,000 200
Iberdrola SA 283,296 3,100
Kansai Electric Power Co Inc/The 52,700 591
Meridian Energy Ltd 95,923 330
Origin Energy Ltd 90,083 487
Power Assets Holdings Ltd 72,000 520
Red Electrica Corp SA 32,398 648
Sembcorp Industries Ltd 36,700 57
SSE PLC 1,120,502 22,304
Tohoku Electric Power Co Inc 32,200 302
Tokyo Electric Power Co Holdings Inc
(d)
114,300 453
Uniper SE 15,066 494
$ 110,155
Electrical Components & Equipment - 0.12%
Brother Industries Ltd 16,900 326
Schneider Electric SE 30,763 3,068
$ 3,394
Electronics - 1.69%
ABB Ltd 1,725,136 40,164
Alps Alpine Co Ltd 15,700 282
Murata Manufacturing Co Ltd 126,600 7,168
$ 47,614
Engineering & Construction - 0.68%
ACS Actividades de Construccion y Servicios SA 14,566 484
Auckland International Airport Ltd 47,151 262
Balfour Beatty PLC 3,267,924 11,449
Beijing Capital International Airport Co Ltd 362,000 292
Bouygues SA 12,413 490
CK Infrastructure Holdings Ltd 51,000 356
Fraport AG Frankfurt Airport Services Worldwide 3,112 232
Kajima Corp 33,800 429
NWS Holdings Ltd 78,000 100
Obayashi Corp 48,800 535
Shimizu Corp 28,900 296
Skanska AB 25,463 589
Taisei Corp 9,700 387
Vinci SA 28,419 3,149
$ 19,050
Entertainment - 0.04%
Flutter Entertainment PLC 5,850 663
GVC Holdings PLC 43,559 504
$ 1,167
Food - 4.13%
Aryzta AG
(d),(f)
2,557,500 2,564
Associated British Foods PLC 801,347 27,738
Carrefour SA 1,056,605 17,879
Dairy Farm International Holdings Ltd 9,600 49
Danone SA 239,030 19,128
J Sainsbury PLC 132,469 353
Jardine Strategic Holdings Ltd 16,416 502
Koninklijke Ahold Delhaize NV 61,375 1,506
Nisshin Seifun Group Inc 7,500 128
Orkla ASA 1,797,840 17,356
Seven & i Holdings Co Ltd 702,500 26,936
Tesco PLC 507,754 1,652
Toyo Suisan Kaisha Ltd 3,400 143
Wm Morrison Supermarkets PLC 179,651 431
$ 116,365
Food Service - 1.04%
Elior Group SA
(e)
2,090,730 29,312
Forest Products & Paper - 0.08%
Mondi PLC 23,594 480
Oji Holdings Corp 64,500 328
Smurfit Kappa Group PLC 16,901 584

Schedule of Investments
Overseas Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper (continued)
UPM-Kymmene Oyj 27,395 $ 863
$ 2,255
Gas - 0.66%
Centrica PLC 435,503 488
Enagas SA 18,607 502
Hong Kong & China Gas Co Ltd 267,000 511
National Grid PLC 189,302 2,515
Naturgy Energy Group SA 22,070 582
Osaka Gas Co Ltd 28,200 477
Snam SpA 2,395,682 12,840
Toho Gas Co Ltd 3,600 139
Tokyo Gas Co Ltd 28,200 620
$ 18,674
Hand & Machine Tools - 0.01%
Amada Holdings Co Ltd 24,900 259
Healthcare - Products - 0.97%
Koninklijke Philips NV 597,226 27,351
Healthcare - Services - 0.03%
Fresenius SE & Co KGaA 19,229 982
Holding Companies - Diversified - 0.08%
CK Hutchison Holdings Ltd 139,000 1,228
Jardine Matheson Holdings Ltd 11,163 622
Swire Pacific Ltd 37,500 330
$ 2,180
Home Builders - 0.13%
Barratt Developments PLC 53,675 568
Daiwa House Industry Co Ltd 30,100 948
Iida Group Holdings Co Ltd 11,200 189
Persimmon PLC 16,795 676
Sekisui House Ltd
(f)
32,300 695
Taylor Wimpey PLC 245,496 696
$ 3,772
Home Furnishings - 0.10%
Panasonic Corp 114,300 1,136
Sony Corp 22,800 1,594
$ 2,730
Insurance - 5.58%
Admiral Group PLC 14,159 422
Aegon NV 133,333 540
Ageas 9,583 528
Allianz SE 14,800 3,533
Assicurazioni Generali SpA 58,986 1,149
Aviva PLC 3,215,917 16,853
AXA SA 1,260,452 33,517
Challenger Ltd 41,149 244
CNP Assurances 12,854 231
Dai-ichi Life Holdings Inc 55,300 821
Gjensidige Forsikring ASA 5,244 114
Hannover Rueck SE 3,234 628
Japan Post Holdings Co Ltd 80,700 734
Japan Post Insurance Co Ltd 17,100 289
Legal & General Group PLC 320,160 1,288
Manulife Financial Corp 632,798 12,327
Medibank Pvt Ltd 72,153 148
MS&AD Insurance Group Holdings Inc 24,200 804
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
3,874 1,142
NN Group NV 16,424 570
Prudential PLC 2,417,143 42,978
Sampo Oyj 510,657 23,117
Sompo Holdings Inc 217,400 8,123
Sony Financial Holdings Inc 7,500 173
Suncorp Group Ltd 72,488 619
Swiss Life Holding AG 1,801 905
Swiss Re AG 13,559 1,531
T&D Holdings Inc 41,600 443
Zurich Insurance Group AG 8,028 3,333
$ 157,104
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1.07%
Baidu Inc ADR
(d)
237,701 $ 29,370
Trend Micro Inc/Japan 3,100 162
Z Holdings Corp 122,500 487
$ 30,019
Investment Companies - 0.08%
BGP Holdings PLC
(d),(g),(h)
738,711 —
EXOR NV 4,055 299
Groupe Bruxelles Lambert SA 6,037 607
Investor AB 15,891 870
Kinnevik AB 18,088 436
L E Lundbergforetagen AB 2,838 123
$ 2,335
Iron & Steel - 0.07%
ArcelorMittal SA 30,572 449
Fortescue Metals Group Ltd 73,643 546
JFE Holdings Inc 37,000 438
Nippon Steel Corp 41,300 573
$ 2,006
Leisure Products & Services - 0.04%
Carnival PLC 11,975 489
TUI AG 33,002 338
Yamaha Motor Co Ltd 21,000 390
$ 1,217
Lodging - 0.99%
Sands China Ltd 124,800 602
SJM Holdings Ltd 24,529,083 27,347
Wynn Macau Ltd 41,200 86
$ 28,035
Machinery - Construction & Mining - 1.09%
Hitachi Ltd 732,260 27,890
Komatsu Ltd 47,900 1,059
Mitsubishi Electric Corp 94,600 1,312
Mitsubishi Heavy Industries Ltd 16,500 602
$ 30,863
Machinery - Diversified - 4.21%
CNH Industrial NV 2,101,751 20,019
FANUC Corp 224,300 40,852
KION Group AG 346,947 21,716
Kubota Corp 27,400 429
Nabtesco Corp 845,800 24,236
Sumitomo Heavy Industries Ltd 8,500 223
Weir Group PLC/The 623,580 11,066
$ 118,541
Media - 0.04%
Informa PLC 57,610 589
ITV PLC 271,175 483
$ 1,072
Metal Fabrication & Hardware - 0.03%
Maruichi Steel Tube Ltd 4,400 122
NSK Ltd 27,000 225
SKF AB 28,470 521
$ 868
Mining - 0.99%
Anglo American PLC 53,228 1,389
Antofagasta PLC 29,481 318
BHP Group Ltd 156,572 4,015
BHP Group PLC 108,413 2,360
Boliden AB 20,471 486
Fresnillo PLC 1,420,744 12,410
Glencore PLC
(d)
556,561 1,628
Mitsubishi Materials Corp 5,600 141
Rio Tinto Ltd 17,089 1,109
Rio Tinto PLC 58,002 3,102
South32 Ltd 230,022 395
Sumitomo Metal Mining Co Ltd 17,500 497
$ 27,850
Miscellaneous Manufacturers - 2.59%
Siemens AG 591,896 73,004

Schedule of Investments
Overseas Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0.09%
Canon Inc 51,400 $ 1,348
Konica Minolta Inc 34,000 207
Ricoh Co Ltd 50,400 572
Seiko Epson Corp 21,000 307
$ 2,434
Oil & Gas - 6.23%
BP PLC 5,740,900 34,561
Ecopetrol SA ADR 1,389,130 25,699
Eni SpA 117,107 1,640
Equinor ASA 46,107 832
Inpex Corp 1,709,700 15,959
JXTG Holdings Inc 161,810 688
OMV AG 11,022 548
Ovintiv Inc 1,022,956 15,939
Repsol SA 96,612 1,330
Royal Dutch Shell PLC - A Shares 196,905 5,171
Royal Dutch Shell PLC - B Shares 1,290,477 33,909
SK Innovation Co Ltd 19,430 2,091
TOTAL SA 738,743 35,970
Woodside Petroleum Ltd 47,883 1,097
$ 175,434
Oil & Gas Services - 1.78%
CGG SA
(d)
5,379,248 15,115
Oceaneering International Inc
(d)
1,305,594 16,202
Schlumberger Ltd 564,059 18,902
$ 50,219
Packaging & Containers - 0.01%
Toyo Seikan Group Holdings Ltd 10,700 181
Pharmaceuticals - 6.16%
AstraZeneca PLC 233,359 22,829
Bayer AG 342,441 27,483
GlaxoSmithKline PLC 326,227 7,660
Hisamitsu Pharmaceutical Co Inc 2,500 126
Medipal Holdings Corp 13,900 294
Novartis AG 370,012 34,955
Otsuka Holdings Co Ltd 14,500 644
Roche Holding AG 60,959 20,450
Sanofi 51,856 5,001
Sinopharm Group Co Ltd 1,803,033 5,867
Suzuken Co Ltd/Aichi Japan 1,500 57
Takeda Pharmaceutical Co Ltd 1,242,123 47,702
Teva Pharmaceutical Industries Ltd ADR
(d)
50,321 523
$ 173,591
Pipelines - 1.22%
Koninklijke Vopak NV 644,120 34,490
Private Equity - 0.03%
3i Group PLC 52,234 760
Real Estate - 0.26%
Aeon Mall Co Ltd 2,100 35
CK Asset Holdings Ltd 133,000 850
Deutsche Wohnen SE 10,756 455
Henderson Land Development Co Ltd 109,438 491
Hongkong Land Holdings Ltd 87,055 462
Kerry Properties Ltd 32,000 89
New World Development Co Ltd 459,285 574
Nomura Real Estate Holdings Inc 9,500 234
Sino Land Co Ltd 230,000 313
Sun Hung Kai Properties Ltd 82,383 1,148
Swiss Prime Site AG
(d)
5,680 693
Tokyu Fudosan Holdings Corp 45,900 324
Vonovia SE 23,711 1,353
Wheelock & Co Ltd 63,000 384
$ 7,405
REITs - 0.27%
Ascendas Real Estate Investment Trust 140,900 324
CapitaLand Commercial Trust 131,300 198
CapitaLand Mall Trust 68,300 126
Daiwa House REIT Investment Corp 138 368
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
ICADE 2,226 $ 249
Japan Prime Realty Investment Corp 36 167
Japan Real Estate Investment Corp 62 453
Japan Retail Fund Investment Corp 195 417
Klepierre SA 14,820 504
Mapletree Commercial Trust 52,700 91
Nippon Building Fund Inc 47 381
Nippon Prologis REIT Inc
(d)
73 210
Nomura Real Estate Master Fund Inc 305 536
Orix JREIT Inc 126 266
Scentre Group 305,682 784
Stockland 178,465 583
Suntec Real Estate Investment Trust 146,900 197
Unibail-Rodamco-Westfield 7,421 1,008
United Urban Investment Corp 221 396
Vicinity Centres 239,975 405
$ 7,663
Retail - 1.45%
B&M European Value Retail SA 4,873,779 23,370
Cie Financiere Richemont SA 196,151 14,245
Dufry AG
(d)
3,023 262
Harvey Norman Holdings Ltd 42,079 118
Hennes & Mauritz AB 27,530 604
J Front Retailing Co Ltd 17,300 208
Kingfisher PLC 157,947 424
Marks & Spencer Group PLC 145,964 339
Swatch Group AG/The - BR 2,162 542
Swatch Group AG/The - REG 3,940 192
Wesfarmers Ltd 18,272 548
$ 40,852
Semiconductors - 2.71%
Infineon Technologies AG 307,507 6,606
MediaTek Inc 2,561,697 32,412
Samsung Electronics Co Ltd 797,345 36,943
SUMCO Corp 18,700 286
$ 76,247
Shipbuilding - 0.00%
Yangzijiang Shipbuilding Holdings Ltd 178,700 123
Software - 1.38%
Micro Focus International PLC 876,120 11,766
SAP SE 208,277 27,124
$ 38,890
Telecommunications - 4.89%
Altice Europe NV
(d)
25,255 162
BT Group PLC 447,120 949
China Mobile Ltd 4,388,937 36,076
Deutsche Telekom AG 643,963 10,429
HKT Trust & HKT Ltd 284,000 424
KDDI Corp 738,000 22,302
Nippon Telegraph & Telephone Corp 68,500 1,747
NTT DOCOMO Inc 71,200 2,023
Orange SA 106,198 1,501
Proximus SADP 11,389 324
Singapore Telecommunications Ltd 376,400 906
SK Telecom Co Ltd 138,464 26,525
SoftBank Group Corp 72,000 2,907
Spark New Zealand Ltd 137,276 411
Swisscom AG 1,377 756
Telecom Italia SpA/Milano
(d)
682,816 367
Telecom Italia SpA/Milano - RSP 451,235 237
Telefonica Deutschland Holding AG 66,794 202
Telefonica SA 248,739 1,682
Telia Co AB 125,921 538
Vodafone Group PLC 13,950,941 27,410
$ 137,878
Textiles - 0.01%
Teijin Ltd 13,600 243

Schedule of Investments
Overseas Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2.06%
AP Moller - Maersk A/S - A 281 $ 316
AP Moller - Maersk A/S - B 169 202
Central Japan Railway Co 7,300 1,433
Deutsche Post AG 715,078 24,949
East Japan Railway Co 145,300 12,794
Hankyu Hanshin Holdings Inc 8,400 341
Kamigumi Co Ltd 8,100 173
Kuehne + Nagel International AG 2,019 326
Kyushu Railway Co 12,000 393
Mitsui OSK Lines Ltd 5,700 137
MTR Corp Ltd 115,500 648
Nippon Yusen KK 11,500 183
Poste Italiane SpA
(e)
25,422 291
Seibu Holdings Inc 973,700 15,177
West Japan Railway Co 8,200 694
$ 58,057
Water - 0.07%
Suez 25,549 419
United Utilities Group PLC 50,979 682
Veolia Environnement SA 29,235 863
$ 1,964
TOTAL COMMON STOCKS $ 2,706,558
PREFERRED STOCKS - 2.06% Shares Held Value (000's)
Automobile Manufacturers - 2.06%
Bayerische Motoren Werke AG 3.52% 4,199 $ 234
Porsche Automobil Holding SE 2.21% 8,073 544
Volkswagen AG 4.86% 318,673 57,175
$ 57,953
Chemicals - 0.00%
FUCHS PETROLUB SE 0.95% 2,596 115
TOTAL PREFERRED STOCKS $ 58,068
Total Investments $ 2,812,149
Other Assets and Liabilities -  0.20% 5,575
TOTAL NET ASSETS - 100.00% $ 2,817,724
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,335 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $29,970 or 1.06% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Location Percent
United Kingdom 20.57%
Japan 16.93%
Germany 12.12%
France 12.11%
Switzerland 6.39%
Netherlands 5.04%
United States 3.52%
Italy 3.20%
Hong Kong 2.93%
Korea, Republic Of 2.72%
Finland 1.65%
Mexico 1.46%
Canada 1.39%
China 1.26%
Taiwan 1.15%
Singapore 1.14%
Spain 1.00%
Australia 0.91%
Colombia 0.91%
Ireland 0.78%
Denmark 0.71%
Norway 0.68%
Thailand 0.62%
Sweden 0.24%
Belgium 0.11%
Israel 0.08%
Austria 0.05%
New Zealand 0.04%
Macao 0.02%
Isle of Man 0.02%
Luxembourg 0.02%
Portugal 0.02%
Chile 0.01%
Other Assets and Liabilities
0.20%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 42,278 $ 580,228 $ 576,813 $ 45,693
Principal International Multi-Factor Core Index ETF 485 — — 495
$ 42,763 $ 580,228 $ 576,813 $ 46,188
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 177 $ — $ — $ —
Principal International Multi-Factor Core Index ETF 3 — — 10
$ 180 $ — $ — $ 10
Amounts in thousands.

Schedule of Investments
Overseas Fund
January 31, 2020 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2020 Long 349 $ 34,490 $ (629)
Total $ (629)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.55% Shares Held Value (000's)
Money Market Funds - 3.55%
BlackRock Liquidity FedFund 1.49%
(a),(b)
4,259,665 $ 4,259
Principal Government Money Market Fund
1.43%
(a),(b),(c)
60,553,736 60,554
$ 64,813
TOTAL INVESTMENT COMPANIES $ 64,813
COMMON STOCKS - 97.23% Shares Held Value (000's)
Aerospace & Defense - 2.39%
Boeing Co/The 18,020 5,735
Northrop Grumman Corp 67,683 25,352
Teledyne Technologies Inc
( d)
34,225 12,494
$ 43,581
Airlines - 0.93%
Delta Air Lines Inc 304,531 16,975
Apparel - 1.74%
Deckers Outdoor Corp
( d)
118,700 22,661
NIKE Inc 93,966 9,049
$ 31,710
Automobile Manufacturers - 0.73%
PACCAR Inc 179,635 13,331
Banks - 6.31%
JPMorgan Chase & Co 489,516 64,792
PNC Financial Services Group Inc/The 198,360 29,466
US Bancorp 392,476 20,888
$ 115,146
Beverages - 2.11%
Keurig Dr Pepper Inc 174,949 4,991
PepsiCo Inc 236,072 33,527
$ 38,518
Chemicals - 1.55%
DuPont de Nemours Inc 70,407 3,603
FMC Corp 220,945 21,120
HB Fuller Co 76,834 3,551
$ 28,274
Commercial Services - 2.05%
Aaron's Inc 419,664 24,911
PayPal Holdings Inc
( d)
109,498 12,471
$ 37,382
Computers - 4.69%
Apple Inc 276,835 85,683
Consumer Products - 1.11%
Church & Dwight Co Inc 273,021 20,264
Distribution & Wholesale - 0.70%
IAA Inc
( d)
270,750 12,796
Diversified Financial Services - 4.62%
Ameriprise Financial Inc 66,662 11,026
Charles Schwab Corp/The 398,371 18,146
Discover Financial Services 391,103 29,384
Visa Inc 129,250 25,717
$ 84,273
Electric - 3.60%
NextEra Energy Inc 125,174 33,572
Xcel Energy Inc 463,809 32,091
$ 65,663
Electronics - 1.40%
Honeywell International Inc 147,776 25,598
Environmental Control - 0.15%
Waste Connections Inc 28,398 2,735
Food - 1.48%
McCormick & Co Inc/MD 71,353 11,657
Tyson Foods Inc 186,889 15,443
$ 27,100
Hand & Machine Tools - 0.29%
Snap-on Inc 33,710 5,381
Healthcare - Products - 5.24%
Abbott Laboratories 166,606 14,518
Edwards Lifesciences Corp
( d)
53,178 11,692
Medtronic PLC 258,826 29,879
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Thermo Fisher Scientific Inc 78,317 $ 24,528
Varian Medical Systems Inc
( d)
107,631 15,129
$ 95,746
Healthcare - Services - 2.04%
UnitedHealth Group Inc 69,619 18,968
Universal Health Services Inc 133,473 18,300
$ 37,268
Home Builders - 0.47%
Thor Industries Inc 107,563 8,661
Insurance - 3.81%
Chubb Ltd 106,060 16,120
Fidelity National Financial Inc 617,440 30,100
Marsh & McLennan Cos Inc 208,857 23,363
$ 69,583
Internet - 7.61%
Alibaba Group Holding Ltd ADR
(d)
20,915 4,321
Alphabet Inc - A Shares
( d)
37,732 54,062
Amazon.com Inc
( d)
26,169 52,566
Facebook Inc
( d)
138,894 28,044
$ 138,993
Lodging - 0.70%
Marriott International Inc/MD 90,783 12,715
Machinery - Diversified - 0.83%
Deere & Co 95,249 15,105
Media - 2.89%
Comcast Corp - Class A 520,329 22,473
Nexstar Media Group Inc 79,353 9,613
Walt Disney Co/The 149,994 20,746
$ 52,832
Miscellaneous Manufacturers - 0.30%
3M Co 34,261 5,436
Oil & Gas - 3.54%
Chevron Corp 233,241 24,989
EOG Resources Inc 34,530 2,518
Royal Dutch Shell PLC - B shares ADR
(e)
389,120 20,732
Valero Energy Corp 193,439 16,309
$ 64,548
Packaging & Containers - 0.30%
Ball Corp 76,167 5,498
Pharmaceuticals - 6.75%
Becton Dickinson and Co 83,688 23,029
Bristol-Myers Squibb Co 343,829 21,644
Johnson & Johnson 142,460 21,208
Merck & Co Inc 416,333 35,572
Pfizer Inc 584,770 21,777
$ 123,230
REITs - 3.67%
Alexandria Real Estate Equities Inc 264,691 43,197
American Tower Corp 36,795 8,527
Extra Space Storage Inc 138,118 15,287
$ 67,011
Retail - 3.62%
Costco Wholesale Corp 82,226 25,122
Home Depot Inc/The 96,723 22,062
Lululemon Athletica Inc
( d)
47,538 11,380
Starbucks Corp 89,765 7,615
$ 66,179
Semiconductors - 4.19%
Broadcom Inc 55,592 16,964
Lam Research Corp 44,633 13,310
Microchip Technology Inc 135,714 13,229
NVIDIA Corp 24,861 5,878
ON Semiconductor Corp
( d)
372,813 8,631
Taiwan Semiconductor Manufacturing Co Ltd
ADR
341,861 18,440
$ 76,452

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 9.49%
Adobe Inc
( d)
68,438 $ 24,031
Fair Isaac Corp
( d)
44,540 17,922
Fidelity National Information Services Inc 189,696 27,252
Microsoft Corp 531,711 90,513
ServiceNow Inc
( d)
40,206 13,599
$ 173,317
Telecommunications - 3.77%
Arista Networks Inc
( d)
17,862 3,989
Cisco Systems Inc 410,767 18,883
T-Mobile US Inc
( d)
216,321 17,131
Verizon Communications Inc 484,949 28,825
$ 68,828
Toys, Games & Hobbies - 0.99%
Hasbro Inc 177,722 18,104
Transportation - 1.17%
Expeditors International of Washington Inc 152,697 11,153
Union Pacific Corp 57,273 10,276
$ 21,429
TOTAL COMMON STOCKS $ 1,775,345
Total Investments $ 1,840,158
Other Assets and Liabilities -  (0.78)% (14,283)
TOTAL NET ASSETS - 100.00% $ 1,825,875
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,680 or 0.97% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 20.78%
Financial 18.41%
Technology 18.37%
Communications 14.27%
Consumer, Cyclical 9.88%
Industrial 6.83%
Utilities 3.60%
Money Market Funds 3.55%
Energy 3.54%
Basic Materials 1.55%
Other Assets and Liabilities
(0.78)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 48,465 $ 107,670 $ 95,581 $ 60,554
$ 48,465 $ 107,670 $ 95,581 $ 60,554
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 143 $ — $ — $ —
$ 143 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41.69%
Blue Chip Fund
( a)
699,729 $ 19,557
Core Fixed Income Fund
( a)
17,672,168 175,485
Diversified International Fund
( a)
2,381,467 30,221
Diversified Real Asset Fund
( a)
1,032,955 11,879
International Small Company Fund
( a)
842,116 9,322
LargeCap Growth Fund I
( a)
1,149,517 18,841
MidCap Fund
( a)
551,192 17,572
MidCap Value Fund I
( a)
754,626 10,534
SmallCap Growth Fund I
( a),(b)
456,169 6,218
SmallCap Value Fund II
( a)
393,987 4,121
$ 303,750
Principal Funds, Inc. Institutional Class - 58.32%
Bond Market Index Fund
( a)
9,527,747 109,474
Equity Income Fund
( a)
470,079 15,682
High Income Fund
( a)
5,130,204 48,326
Inflation Protection Fund
( a)
3,762,616 33,186
LargeCap S&P 500 Index Fund
( a)
1,748,654 34,344
LargeCap Value Fund III
( a)
938,718 15,573
Overseas Fund
( a)
3,077,072 29,294
Short-Term Income Fund
( a)
11,247,300 139,017
$ 424,896
TOTAL INVESTMENT COMPANIES $ 728,646
Total Investments $ 728,646
Other Assets and Liabilities -  (0.01)% (104)
TOTAL NET ASSETS - 100.00% $ 728,542
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 73.54%
Domestic Equity Funds 19.54%
International Equity Funds 5.30%
Specialty Funds 1.63%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 20,395 $ 1,107 $ 3,313 $ 19,557
Bond Market Index Fund 112,773 3,601 6,253 109,474
Core Fixed Income Fund 174,104 5,722 6,640 175,485
Diversified International Fund 27,188 4,233 1,546 30,221
Diversified Real Asset Fund 12,123 453 646 11,879
Equity Income Fund 16,807 684 1,871 15,682
High Income Fund 47,714 1,825 1,769 48,326
Inflation Protection Fund 32,844 852 1,226 33,186
International Small Company Fund 8,793 984 363 9,322
LargeCap Growth Fund I 19,700 1,712 2,953 18,841
LargeCap S&P 500 Index Fund 35,494 1,680 3,874 34,344
LargeCap Value Fund III 17,136 1,247 2,173 15,573
MidCap Fund 18,122 1,010 2,147 17,572
MidCap Value Fund I 10,933 666 788 10,534
Overseas Fund 26,704 4,753 1,548 29,294
Short-Term Income Fund 135,541 8,620 5,699 139,017
SmallCap Growth Fund I 5,812 487 181 6,218
SmallCap Value Fund II 4,964 89 933 4,121
$ 727,147 $ 39,725 $ 43,923 $ 728,646
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 166 $ 1,018 $ 796 $ 350
Bond Market Index Fund 2,578 1 — (648)
Core Fixed Income Fund 1,227 8 — 2,291
Diversified International Fund 623 (223) — 569
Diversified Real Asset Fund 288 39 — (90)
Equity Income Fund 80 536 459 (474)
High Income Fund 801 (11) — 567
Inflation Protection Fund 150 37 — 679
International Small Company Fund 257 20 — (112)
LargeCap Growth Fund I 53 728 1,513 (346)
LargeCap S&P 500 Index Fund 737 1,044 656 —
LargeCap Value Fund III 397 215 705 (852)
MidCap Fund 122 647 750 (60)
MidCap Value Fund I 242 6 321 (283)
Overseas Fund 819 95 — (710)
Short-Term Income Fund 794 — — 555
SmallCap Growth Fund I — 35 434 65
SmallCap Value Fund II 46 249 — (248)
$ 9,380 $ 4,444 $ 5,634 $ 1,253
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44.86%
Blue Chip Fund
( a)
461,923 $ 12,911
Core Fixed Income Fund
( a)
8,847,911 87,860
Diversified International Fund
( a)
1,605,226 20,370
Diversified Real Asset Fund
( a)
504,016 5,796
International Small Company Fund
( a)
567,124 6,278
LargeCap Growth Fund I
( a)
790,531 12,957
MidCap Fund
( a)
372,813 11,885
MidCap Value Fund I
( a)
517,065 7,218
SmallCap Growth Fund I
( a),(b)
321,773 4,386
SmallCap Value Fund II
( a)
309,657 3,239
$ 172,900
Principal Funds, Inc. Institutional Class - 55.15%
Bond Market Index Fund
( a)
4,454,145 51,178
Equity Income Fund
( a)
316,826 10,569
High Income Fund
( a)
2,406,199 22,666
Inflation Protection Fund
( a)
1,889,530 16,666
LargeCap S&P 500 Index Fund
( a)
1,188,385 23,340
LargeCap Value Fund III
( a)
632,652 10,496
Overseas Fund
( a)
2,073,936 19,744
Short-Term Income Fund
( a)
4,687,193 57,934
$ 212,593
TOTAL INVESTMENT COMPANIES $ 385,493
Total Investments $ 385,493
Other Assets and Liabilities -  (0.01)% (39)
TOTAL NET ASSETS - 100.00% $ 385,454
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 66.60%
Domestic Equity Funds 25.16%
International Equity Funds 6.75%
Specialty Funds 1.50%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 13,123 $ 988 $ 2,076 $ 12,911
Bond Market Index Fund 52,956 3,017 4,490 51,178
Core Fixed Income Fund 88,012 4,384 5,699 87,860
Diversified International Fund 17,948 3,456 1,252 20,370
Diversified Real Asset Fund 5,933 471 580 5,796
Equity Income Fund 11,165 727 1,355 10,569
High Income Fund 22,411 1,421 1,426 22,666
Inflation Protection Fund 16,509 837 1,044 16,666
International Small Company Fund 5,822 942 418 6,278
LargeCap Growth Fund I 12,820 2,223 2,319 12,957
LargeCap S&P 500 Index Fund 24,006 1,690 3,050 23,340
LargeCap Value Fund III 11,333 1,102 1,502 10,496
MidCap Fund 11,927 930 1,352 11,885
MidCap Value Fund I 7,425 648 659 7,218
Overseas Fund 17,724 3,705 1,252 19,744
Short-Term Income Fund 56,609 5,151 4,059 57,934
SmallCap Growth Fund I 4,097 440 220 4,386
SmallCap Value Fund II 3,723 160 635 3,239
$ 383,543 $ 32,292 $ 33,388 $ 385,493
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 107 $ 508 $ 514 $ 368
Bond Market Index Fund 1,216 10 — (315)
Core Fixed Income Fund 621 10 — 1,153
Diversified International Fund 423 80 — 138
Diversified Real Asset Fund 143 (8) — (20)
Equity Income Fund 53 280 307 (248)
High Income Fund 379 (6) — 266
Inflation Protection Fund 76 (2) — 366
International Small Company Fund 172 8 — (76)
LargeCap Growth Fund I 37 117 1,050 116
LargeCap S&P 500 Index Fund 503 938 447 (244)
LargeCap Value Fund III 265 87 470 (524)
MidCap Fund 81 245 496 135
MidCap Value Fund I 166 — 220 (196)
Overseas Fund 559 (2) — (431)
Short-Term Income Fund 333 2 — 231
SmallCap Growth Fund I — 25 309 44
SmallCap Value Fund II 35 138 — (147)
$ 5,169 $ 2,430 $ 3,813 $ 616
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Er ar
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48.12%
Blue Chip Fund
( a)
5,908,820 $ 165,151
Core Fixed Income Fund
( a)
84,148,919 835,599
Diversified International Fund
( a)
20,995,800 266,437
Diversified Real Asset Fund
( a)
5,523,925 63,525
International Small Company Fund
( a)
7,105,903 78,662
LargeCap Growth Fund I
( a)
10,072,816 165,093
MidCap Fund
( a)
4,640,193 147,929
MidCap Value Fund I
( a)
6,865,531 95,843
SmallCap Growth Fund I
( a),(b)
3,938,856 53,687
SmallCap Value Fund II
( a)
3,913,447 40,935
$ 1,912,861
Principal Funds, Inc. Institutional Class - 51.89%
Bond Market Index Fund
( a)
41,002,473 471,119
Equity Income Fund
( a)
4,150,008 138,444
High Income Fund
( a)
20,687,894 194,880
Inflation Protection Fund
( a)
18,626,992 164,290
LargeCap S&P 500 Index Fund
( a)
15,346,475 301,405
LargeCap Value Fund III
( a)
8,284,693 137,443
Overseas Fund
( a)
27,118,885 258,172
Short-Term Income Fund
( a)
32,104,544 396,812
$ 2,062,565
TOTAL INVESTMENT COMPANIES $ 3,975,426
Total Investments $ 3,975,426
Other Assets and Liabilities -  (0.01)% (420)
TOTAL NET ASSETS - 100.00% $ 3,975,006
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 58.59%
Domestic Equity Funds 31.34%
International Equity Funds 8.48%
Specialty Funds 1.60%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 166,529 $ 8,430 $ 20,819 $ 165,151
Bond Market Index Fund 477,486 21,160 24,666 471,119
Core Fixed Income Fund 839,402 22,035 36,792 835,599
Diversified International Fund 248,544 30,945 16,433 266,437
Diversified Real Asset Fund 65,640 1,963 3,809 63,525
Equity Income Fund 144,998 5,216 12,198 138,444
High Income Fund 194,904 5,611 7,921 194,880
Inflation Protection Fund 162,314 4,902 6,474 164,290
International Small Company Fund 77,513 5,130 3,275 78,662
LargeCap Growth Fund I 167,999 16,490 22,513 165,093
LargeCap S&P 500 Index Fund 307,006 13,158 27,548 301,405
LargeCap Value Fund III 146,160 9,718 12,924 137,443
MidCap Fund 150,763 7,715 15,321 147,929
MidCap Value Fund I 99,079 5,518 6,224 95,843
Overseas Fund 239,219 39,707 15,434 258,172
Short-Term Income Fund 389,904 27,328 21,990 396,812
SmallCap Growth Fund I 50,921 3,988 2,109 53,687
SmallCap Value Fund II 45,945 614 5,484 40,935
$ 3,974,326 $ 229,628 $ 261,934 $ 3,975,426
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 1,353 $ 5,814 $ 6,503 $ 5,197
Bond Market Index Fund 11,193 (37) — (2,824)
Core Fixed Income Fund 5,892 21 — 10,933
Diversified International Fund 5,658 (1,437) — 4,818
Diversified Real Asset Fund 1,559 (75) — (194)
Equity Income Fund 686 3,139 3,956 (2,711)
High Income Fund 3,260 (9) — 2,295
Inflation Protection Fund 750 5 — 3,543
International Small Company Fund 2,269 (22) — (684)
LargeCap Growth Fund I 459 3,611 13,079 (494)
LargeCap S&P 500 Index Fund 6,351 7,253 5,651 1,536
LargeCap Value Fund III 3,294 1,465 5,850 (6,976)
MidCap Fund 1,000 2,892 6,182 1,880
MidCap Value Fund I 2,196 (28) 2,910 (2,502)
Overseas Fund 7,306 238 — (5,558)
Short-Term Income Fund 2,265 3 — 1,567
SmallCap Growth Fund I — 332 3,802 555
SmallCap Value Fund II 428 1,428 — (1,568)
$ 55,919 $ 24,593 $ 47,933 $ 8,813
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.10%
Blue Chip Fund
( a)
2,790,909 $ 78,006
Core Fixed Income Fund
( a)
31,157,046 309,389
Diversified International Fund
( a)
10,001,114 126,914
Diversified Real Asset Fund
( a)
2,287,094 26,302
International Small Company Fund
( a)
3,386,756 37,491
LargeCap Growth Fund I
( a)
4,749,873 77,850
MidCap Fund
( a)
2,201,716 70,191
MidCap Value Fund I
( a)
3,322,617 46,384
SmallCap Growth Fund I
( a),(b)
1,919,880 26,168
SmallCap Value Fund II
( a)
1,977,075 20,680
$ 819,375
Principal Funds, Inc. Institutional Class - 47.91%
Bond Market Index Fund
( a)
13,944,185 160,219
Equity Income Fund
( a)
1,991,970 66,452
High Income Fund
( a)
7,383,291 69,551
Inflation Protection Fund
( a)
5,348,212 47,171
LargeCap S&P 500 Index Fund
( a)
7,138,662 140,203
LargeCap Value Fund III
( a)
3,977,705 65,990
Overseas Fund
( a)
12,922,836 123,026
Short-Term Income Fund
( a)
6,533,586 80,755
$ 753,367
TOTAL INVESTMENT COMPANIES $ 1,572,742
Total Investments $ 1,572,742
Other Assets and Liabilities -  (0.01)% (132)
TOTAL NET ASSETS - 100.00% $ 1,572,610
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 50.48%
Domestic Equity Funds 37.65%
International Equity Funds 10.21%
Specialty Funds 1.67%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 80,463 $ 7,690 $ 15,109 $ 78,006
Bond Market Index Fund 158,943 10,908 8,708 160,219
Core Fixed Income Fund 260,698 58,830 14,381 309,389
Diversified International Fund 110,142 19,777 4,376 126,914
Diversified Real Asset Fund 25,304 2,135 1,008 26,302
Equity Income Fund 67,862 4,744 6,271 66,452
High Income Fund 66,032 4,809 2,078 69,551
Inflation Protection Fund 44,987 2,544 1,373 47,171
International Small Company Fund 32,612 6,305 989 37,491
LargeCap Growth Fund I 89,235 8,837 21,691 77,850
LargeCap S&P 500 Index Fund 143,097 12,017 18,759 140,203
LargeCap Value Fund III 67,259 6,896 5,492 65,990
MidCap Fund 76,321 5,721 14,002 70,191
MidCap Value Fund I 44,182 4,715 1,251 46,384
Overseas Fund 110,797 21,418 6,549 123,026
Short-Term Income Fund 72,728 9,540 1,835 80,755
SmallCap Growth Fund I 24,457 2,685 1,368 26,168
SmallCap Value Fund II 20,388 1,925 1,473 20,680
$ 1,495,507 $ 191,496 $ 126,713 $ 1,572,742
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 614 $ 3,405 $ 2,943 $ 1,557
Bond Market Index Fund 3,765 24 — (948)
Core Fixed Income Fund 2,134 1 — 4,241
Diversified International Fund 2,608 (87) — 1,458
Diversified Real Asset Fund 622 (3) — (126)
Equity Income Fund 317 522 1,825 (405)
High Income Fund 1,146 1 — 787
Inflation Protection Fund 212 — — 1,013
International Small Company Fund 979 (4) — (433)
LargeCap Growth Fund I 211 5,611 6,024 (4,142)
LargeCap S&P 500 Index Fund 2,860 2,522 2,544 1,326
LargeCap Value Fund III 1,547 456 2,747 (3,129)
MidCap Fund 462 2,321 2,839 (170)
MidCap Value Fund I 1,002 — 1,327 (1,262)
Overseas Fund 3,447 2 — (2,642)
Short-Term Income Fund 438 — — 322
SmallCap Growth Fund I — 142 1,803 252
SmallCap Value Fund II 202 6 — (166)
$ 22,566 $ 14,919 $ 22,052 $ (2,467)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55.83%
Blue Chip Fund
( a)
6,290,008 $ 175,806
Core Fixed Income Fund
( a)
101,588,553 1,008,774
Diversified International Fund
( a)
37,148,031 471,408
Diversified Real Asset Fund
( a)
8,202,743 94,332
International Small Company Fund
( a)
14,080,581 155,872
LargeCap Growth Fund I
( a)
28,142,720 461,259
MidCap Fund
( a)
8,974,484 286,107
MidCap Value Fund I
( a)
13,883,767 193,817
Origin Emerging Markets Fund
( a)
9,826,869 109,177
SmallCap Growth Fund I
( a),(b)
7,810,849 106,462
SmallCap Value Fund II
( a)
7,838,362 81,989
$ 3,145,003
Principal Funds, Inc. Institutional Class - 44.18%
Bond Market Index Fund
( a)
45,621,268 524,188
Equity Income Fund
( a)
4,160,019 138,778
High Income Fund
( a)
25,521,878 240,416
Inflation Protection Fund
( a)
14,994,099 132,248
LargeCap S&P 500 Index Fund
( a)
29,949,406 588,206
LargeCap Value Fund III
( a)
24,581,966 407,815
Overseas Fund
( a)
47,973,274 456,706
$ 2,488,357
TOTAL INVESTMENT COMPANIES $ 5,633,360
Total Investments $ 5,633,360
Other Assets and Liabilities -  (0.01)% (570)
TOTAL NET ASSETS - 100.00% $ 5,632,790
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 43.31%
Fixed Income Funds 42.21%
International Equity Funds 12.82%
Specialty Funds 1.67%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 163,232 $ 19,849 $ 16,968 $ 175,806
Bond Market Index Fund 506,270 32,376 11,599 524,188
Core Fixed Income Fund 488,684 528,698 24,019 1,008,774
Core Plus Bond Fund 319,186 — 317,689 —
Diversified International Fund 441,157 51,556 27,380 471,408
Diversified Real Asset Fund 94,218 3,544 3,005 94,332
Equity Income Fund 145,341 5,824 12,757 138,778
High Income Fund 232,314 10,878 5,573 240,416
Inflation Protection Fund 128,198 4,105 2,914 132,248
International Small Company Fund 152,605 14,311 9,540 155,872
LargeCap Growth Fund I 509,847 41,302 99,356 461,259
LargeCap S&P 500 Index Fund 626,098 28,185 83,566 588,206
LargeCap Value Fund III 420,861 30,185 26,936 407,815
MidCap Fund 328,343 16,063 67,956 286,107
MidCap Value Fund I 189,596 14,888 5,473 193,817
Origin Emerging Markets Fund 107,313 11,793 9,362 109,177
Overseas Fund 433,854 60,058 28,046 456,706
SmallCap Growth Fund I 104,443 8,651 8,458 106,462
SmallCap Value Fund II 87,833 1,615 6,977 81,989
$ 5,479,393 $ 883,881 $ 767,574 $ 5,633,360
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 1,222 $ 5,929 $ 5,867 $ 3,764
Bond Market Index Fund 12,116 16 — (2,875)
Core Fixed Income Fund 6,681 21 — 15,390
Core Plus Bond Fund 161 9,935 — (11,432)
Diversified International Fund 10,000 (243) — 6,318
Diversified Real Asset Fund 2,277 (45) — (380)
Equity Income Fund 674 1,514 3,883 (1,144)
High Income Fund 4,001 6 — 2,791
Inflation Protection Fund 602 — — 2,859
International Small Company Fund 4,348 376 — (1,880)
LargeCap Growth Fund I 1,273 14,231 36,280 (4,765)
LargeCap S&P 500 Index Fund 12,263 13,100 10,906 4,389
LargeCap Value Fund III 9,526 100 16,910 (16,395)
MidCap Fund 1,921 13,980 11,836 (4,323)
MidCap Value Fund I 4,246 (18) 5,624 (5,176)
Origin Emerging Markets Fund 1,855 237 — (804)
Overseas Fund 13,162 (325) — (8,835)
SmallCap Growth Fund I — 1,554 7,386 272
SmallCap Value Fund II 804 107 — (589)
$ 87,132 $ 60,475 $ 98,692 $ (22,815)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.93%
Blue Chip Fund
( a)
1,472,511 $ 41,157
Core Fixed Income Fund
( a)
18,628,566 184,982
Diversified International Fund
( a)
9,424,096 119,592
International Small Company Fund
( a)
3,634,414 40,233
LargeCap Growth Fund I
( a)
6,947,780 113,874
MidCap Value Fund I
( a)
3,820,944 53,340
Origin Emerging Markets Fund
( a)
2,888,302 32,089
Real Estate Securities Fund
( a)
1,092,060 30,938
SmallCap Growth Fund I
( a),(b)
1,845,204 25,150
SmallCap Value Fund II
( a)
2,047,844 21,420
$ 662,775
Principal Funds, Inc. Institutional Class - 48.08%
Bond Market Index Fund
( a)
8,897,848 102,236
Equity Income Fund
( a)
1,039,774 34,687
High Income Fund
( a)
5,138,779 48,407
LargeCap S&P 500 Index Fund
( a)
7,477,875 146,866
LargeCap Value Fund III
( a)
6,264,141 103,922
MidCap Growth Fund III
( a),(b)
5,161,857 61,633
Overseas Fund
( a)
12,179,115 115,945
$ 613,696
TOTAL INVESTMENT COMPANIES $ 1,276,471
Total Investments $ 1,276,471
Other Assets and Liabilities -  (0.01)% (97)
TOTAL NET ASSETS - 100.00% $ 1,276,374
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 49.60%
Fixed Income Funds 35.66%
International Equity Funds 14.75%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 36,998 $ 4,096 $ 2,426 $ 41,157
Bond Market Index Fund 80,174 24,941 2,371 102,236
Core Fixed Income Fund 112,988 87,092 17,998 184,982
Core Plus Bond Fund 79,899 284 79,537 —
Diversified International Fund 101,704 19,433 2,767 119,592
Equity Income Fund 34,886 2,416 2,690 34,687
High Income Fund 44,876 4,167 1,142 48,407
International Small Company Fund 35,314 6,312 931 40,233
LargeCap Growth Fund I 118,018 13,114 19,556 113,874
LargeCap S&P 500 Index Fund 149,568 10,975 17,986 146,866
LargeCap Value Fund III 101,611 10,494 3,964 103,922
MidCap Growth Fund III 58,314 6,846 2,855 61,633
MidCap Value Fund I 50,268 5,773 1,263 53,340
Origin Emerging Markets Fund 28,076 4,970 718 32,089
Overseas Fund 102,082 19,167 2,768 115,945
Real Estate Securities Fund 30,409 1,579 716 30,938
SmallCap Growth Fund I 23,185 2,593 1,026 25,150
SmallCap Value Fund II 21,120 1,041 555 21,420
$ 1,209,490 $ 225,293 $ 161,269 $ 1,276,471
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 313 $ 68 $ 1,500 $ 2,421
Bond Market Index Fund 2,311 3 — (511)
Core Fixed Income Fund 1,234 (33) — 2,933
Core Plus Bond Fund 92 4,843 — (5,489)
Diversified International Fund 2,409 3 — 1,219
Equity Income Fund 168 66 965 9
High Income Fund 777 1 — 505
International Small Company Fund 1,056 2 — (464)
LargeCap Growth Fund I 313 2,916 8,925 (618)
LargeCap S&P 500 Index Fund 3,067 1,910 2,726 2,399
LargeCap Value Fund III 2,386 (10) 4,233 (4,209)
MidCap Growth Fund III — 47 4,769 (719)
MidCap Value Fund I 1,131 (1) 1,497 (1,437)
Origin Emerging Markets Fund 524 5 — (244)
Overseas Fund 3,252 2 — (2,538)
Real Estate Securities Fund 152 — 260 (334)
SmallCap Growth Fund I — 16 1,752 382
SmallCap Value Fund II 200 — — (186)
$ 19,385 $ 9,838 $ 26,627 $ (6,881)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.69%
Blue Chip Fund
( a)
4,953,047 $ 138,438
Core Fixed Income Fund
( a)
43,473,960 431,696
Diversified International Fund
( a)
31,474,213 399,408
International Small Company Fund
( a)
11,166,705 123,616
LargeCap Growth Fund I
( a)
23,207,459 380,370
MidCap Value Fund I
( a)
13,099,024 182,862
Origin Emerging Markets Fund
( a)
10,314,181 114,591
Real Estate Securities Fund
( a)
3,499,179 99,132
SmallCap Growth Fund I
( a),(b)
6,305,679 85,946
SmallCap Value Fund II
( a)
6,822,082 71,359
$ 2,027,418
Principal Funds, Inc. Institutional Class - 48.32%
Bond Market Index Fund
( a)
19,655,966 225,847
Equity Income Fund
( a)
3,490,102 116,430
High Income Fund
( a)
12,810,552 120,676
LargeCap S&P 500 Index Fund
( a)
24,896,030 488,958
LargeCap Value Fund III
( a)
20,900,788 346,744
MidCap Growth Fund III
( a),(b)
17,513,681 209,113
Overseas Fund
( a)
40,665,988 387,140
$ 1,894,908
TOTAL INVESTMENT COMPANIES $ 3,922,326
Total Investments $ 3,922,326
Other Assets and Liabilities -  (0.01)% (412)
TOTAL NET ASSETS - 100.00% $ 3,921,914
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 54.04%
Fixed Income Funds 30.03%
International Equity Funds 15.94%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 133,767 $ 7,287 $ 11,274 $ 138,438
Bond Market Index Fund 199,242 39,310 11,358 225,847
Core Fixed Income Fund 68,645 370,148 14,181 431,696
Core Plus Bond Fund 325,975 147 324,147 —
Diversified International Fund 360,388 50,674 16,358 399,408
Equity Income Fund 122,315 4,923 11,143 116,430
High Income Fund 100,865 23,361 5,036 120,676
International Small Company Fund 116,785 14,161 6,074 123,616
LargeCap Growth Fund I 402,150 34,466 64,070 380,370
LargeCap S&P 500 Index Fund 516,283 23,939 66,122 488,958
LargeCap Value Fund III 355,842 25,601 20,895 346,744
MidCap Growth Fund III 211,597 18,584 19,086 209,113
MidCap Value Fund I 176,883 14,624 3,724 182,862
Origin Emerging Markets Fund 104,360 15,279 4,295 114,591
Overseas Fund 354,908 62,708 22,353 387,140
Real Estate Securities Fund 94,338 7,748 1,894 99,132
SmallCap Growth Fund I 81,683 6,728 3,900 85,946
SmallCap Value Fund II 72,641 1,730 2,449 71,359
$ 3,798,667 $ 721,418 $ 608,359 $ 3,922,326
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 1,065 $ 2,038 $ 5,110 $ 6,620
Bond Market Index Fund 5,384 19 — (1,366)
Core Fixed Income Fund 2,613 42 — 7,042
Core Plus Bond Fund 492 7,270 — (9,245)
Diversified International Fund 8,304 (93) — 4,797
Equity Income Fund 564 1,300 3,247 (965)
High Income Fund 2,034 (33) — 1,519
International Small Company Fund 3,362 (252) — (1,004)
LargeCap Growth Fund I 1,055 15,934 30,075 (8,110)
LargeCap S&P 500 Index Fund 10,316 10,901 9,174 3,957
LargeCap Value Fund III 8,024 (23) 14,242 (13,781)
MidCap Growth Fund III — 1,106 16,768 (3,088)
MidCap Value Fund I 3,979 16 5,271 (4,937)
Origin Emerging Markets Fund 1,896 89 — (842)
Overseas Fund 10,776 915 — (9,038)
Real Estate Securities Fund 498 9 852 (1,069)
SmallCap Growth Fund I — 614 5,987 821
SmallCap Value Fund II 675 195 — (758)
$ 61,037 $ 40,047 $ 90,726 $ (29,447)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.52%
Blue Chip Fund
( a)
1,252,124 $ 34,997
Core Fixed Income Fund
( a)
7,934,543 78,790
Diversified International Fund
( a)
8,054,204 102,208
International Small Company Fund
( a)
2,853,707 31,590
LargeCap Growth Fund I
( a)
5,949,615 97,514
MidCap Value Fund I
( a)
3,382,186 47,215
Origin Emerging Markets Fund
( a)
2,612,710 29,027
Real Estate Securities Fund
( a)
839,347 23,779
SmallCap Growth Fund I
( a),(b)
1,630,144 22,219
SmallCap Value Fund II
( a)
1,770,720 18,522
$ 485,861
Principal Funds, Inc. Institutional Class - 48.49%
Bond Market Index Fund
( a)
3,072,060 35,298
Equity Income Fund
( a)
882,581 29,443
High Income Fund
( a)
2,563,285 24,146
LargeCap S&P 500 Index Fund
( a)
6,413,675 125,965
LargeCap Value Fund III
( a)
5,369,432 89,079
MidCap Growth Fund III
( a),(b)
4,549,602 54,322
Overseas Fund
( a)
10,405,313 99,059
$ 457,312
TOTAL INVESTMENT COMPANIES $ 943,173
Total Investments $ 943,173
Other Assets and Liabilities -  (0.01)% (76)
TOTAL NET ASSETS - 100.00% $ 943,097
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 57.59%
Fixed Income Funds 25.49%
International Equity Funds 16.93%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 32,466 $ 3,845 $ 3,436 $ 34,997
Bond Market Index Fund 24,825 14,638 3,936 35,298
Core Fixed Income Fund 15,142 77,515 14,971 78,790
Core Plus Bond Fund 61,703 299 61,837 —
Diversified International Fund 90,599 14,501 4,088 102,208
Equity Income Fund 30,431 1,765 2,828 29,443
High Income Fund 21,545 4,027 1,732 24,146
International Small Company Fund 27,941 4,883 877 31,590
LargeCap Growth Fund I 99,484 12,164 15,981 97,514
LargeCap S&P 500 Index Fund 127,529 10,191 15,341 125,965
LargeCap Value Fund III 88,885 8,122 4,379 89,079
MidCap Growth Fund III 53,566 5,569 4,285 54,322
MidCap Value Fund I 44,826 4,495 830 47,215
Origin Emerging Markets Fund 26,118 4,067 964 29,027
Overseas Fund 89,423 17,023 5,285 99,059
Real Estate Securities Fund 20,179 4,226 393 23,779
SmallCap Growth Fund I 20,988 2,093 1,231 22,219
SmallCap Value Fund II 18,359 823 500 18,522
$ 894,009 $ 190,246 $ 142,894 $ 943,173
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 264 $ 696 $ 1,269 $ 1,426
Bond Market Index Fund 881 30 — (259)
Core Fixed Income Fund 478 13 — 1,091
Core Plus Bond Fund 131 1,927 — (2,092)
Diversified International Fund 2,125 (12) — 1,208
Equity Income Fund 141 220 812 (145)
High Income Fund 412 1 — 305
International Small Company Fund 827 (5) — (352)
LargeCap Growth Fund I 261 2,126 7,432 (279)
LargeCap S&P 500 Index Fund 2,584 711 2,298 2,875
LargeCap Value Fund III 2,036 9 3,614 (3,558)
MidCap Growth Fund III — 126 4,205 (654)
MidCap Value Fund I 1,017 — 1,347 (1,276)
Origin Emerging Markets Fund 479 11 — (205)
Overseas Fund 2,775 (27) — (2,075)
Real Estate Securities Fund 118 — 202 (233)
SmallCap Growth Fund I — 68 1,540 301
SmallCap Value Fund II 173 — — (160)
$ 14,702 $ 5,894 $ 22,719 $ (4,082)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.31%
Blue Chip Fund
( a)
3,265,019 $ 91,257
Core Fixed Income Fund
( a)
14,508,416 144,069
Diversified International Fund
( a)
20,928,810 265,587
International Small Company Fund
( a)
7,419,217 82,131
LargeCap Growth Fund I
( a)
15,497,742 254,008
MidCap Value Fund I
( a)
8,811,096 123,003
Origin Emerging Markets Fund
( a)
6,837,286 75,962
Real Estate Securities Fund
( a)
2,091,428 59,250
SmallCap Growth Fund I
( a),(b)
4,247,808 57,898
SmallCap Value Fund II
( a)
4,721,451 49,386
$ 1,202,551
Principal Funds, Inc. Institutional Class - 48.70%
Bond Market Index Fund
( a)
5,266,192 60,508
Equity Income Fund
( a)
2,300,475 76,744
High Income Fund
( a)
4,795,144 45,170
LargeCap S&P 500 Index Fund
( a)
16,763,166 329,229
LargeCap Value Fund III
( a)
13,984,624 232,005
MidCap Growth Fund III
( a),(b)
11,764,062 140,463
Overseas Fund
( a)
27,024,919 257,277
$ 1,141,396
TOTAL INVESTMENT COMPANIES $ 2,343,947
Total Investments $ 2,343,947
Other Assets and Liabilities -  (0.01)% (263)
TOTAL NET ASSETS - 100.00% $ 2,343,684
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 60.30%
Fixed Income Funds 21.99%
International Equity Funds 17.72%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 87,868 $ 6,642 $ 8,799 $ 91,257
Bond Market Index Fund 54,252 17,521 10,791 60,508
Core Fixed Income Fund 40,379 146,794 45,134 144,069
Core Plus Bond Fund 84,377 360 84,511 —
Diversified International Fund 236,706 35,699 10,174 265,587
Equity Income Fund 79,909 4,723 8,100 76,744
High Income Fund 37,420 12,153 5,029 45,170
International Small Company Fund 75,254 11,481 3,717 82,131
LargeCap Growth Fund I 264,606 25,560 41,081 254,008
LargeCap S&P 500 Index Fund 335,991 19,999 36,108 329,229
LargeCap Value Fund III 234,837 19,554 13,128 232,005
MidCap Growth Fund III 141,280 12,929 12,443 140,463
MidCap Value Fund I 116,498 12,460 2,598 123,003
Origin Emerging Markets Fund 70,257 8,886 2,785 75,962
Overseas Fund 233,080 42,937 13,313 257,277
Real Estate Securities Fund 56,155 4,903 1,178 59,250
SmallCap Growth Fund I 55,186 4,886 3,148 57,898
SmallCap Value Fund II 49,634 1,600 1,471 49,386
$ 2,253,689 $ 389,087 $ 303,508 $ 2,343,947
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 680 $ 2,523 $ 3,262 $ 3,023
Bond Market Index Fund 1,613 (76) — (398)
Core Fixed Income Fund 929 46 — 1,984
Core Plus Bond Fund 179 2,139 — (2,365)
Diversified International Fund 5,663 (68) — 3,424
Equity Income Fund 374 654 2,150 (442)
High Income Fund 794 24 — 602
International Small Company Fund 2,185 (126) — (761)
LargeCap Growth Fund I 675 8,923 19,237 (4,000)
LargeCap S&P 500 Index Fund 6,722 4,534 5,977 4,813
LargeCap Value Fund III 5,372 18 9,534 (9,276)
MidCap Growth Fund III — 472 10,933 (1,775)
MidCap Value Fund I 2,677 — 3,545 (3,357)
Origin Emerging Markets Fund 1,286 56 — (452)
Overseas Fund 7,395 (65) — (5,362)
Real Estate Securities Fund 297 5 508 (635)
SmallCap Growth Fund I — 328 4,013 646
SmallCap Value Fund II 472 (6) — (371)
$ 37,313 $ 19,381 $ 59,159 $ (14,702)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.08%
Blue Chip Fund
( a)
739,895 $ 20,680
Core Fixed Income Fund
( a)
2,155,799 21,407
Diversified International Fund
( a)
4,621,882 58,652
International Small Company Fund
( a)
1,646,785 18,230
LargeCap Growth Fund I
( a)
3,419,604 56,047
MidCap Value Fund I
( a)
1,977,680 27,608
Origin Emerging Markets Fund
( a)
1,568,467 17,426
Real Estate Securities Fund
( a)
447,239 12,670
SmallCap Growth Fund I
( a),(b)
948,782 12,932
SmallCap Value Fund II
( a)
1,035,317 10,830
$ 256,482
Principal Funds, Inc. Institutional Class - 48.93%
Bond Market Index Fund
( a)
739,410 8,496
Equity Income Fund
( a)
523,159 17,452
High Income Fund
( a)
894,275 8,424
LargeCap S&P 500 Index Fund
( a)
3,659,660 71,876
LargeCap Value Fund III
( a)
3,088,468 51,238
MidCap Growth Fund III
( a),(b)
2,629,735 31,399
Overseas Fund
( a)
5,970,700 56,841
$ 245,726
TOTAL INVESTMENT COMPANIES $ 502,208
Total Investments $ 502,208
Other Assets and Liabilities -  (0.01)% (38)
TOTAL NET ASSETS - 100.00% $ 502,170
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 62.28%
Fixed Income Funds 19.31%
International Equity Funds 18.42%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 20,175 $ 2,303 $ 3,086 $ 20,680
Bond Market Index Fund 4,066 8,879 4,366 8,496
Core Fixed Income Fund — 24,209 3,110 21,407
Core Plus Bond Fund 13,886 162 14,011 —
Diversified International Fund 51,345 8,064 1,447 58,652
Equity Income Fund 17,728 1,328 1,641 17,452
High Income Fund 9,468 601 1,767 8,424
International Small Company Fund 15,901 3,168 627 18,230
LargeCap Growth Fund I 57,016 7,615 9,639 56,047
LargeCap S&P 500 Index Fund 70,290 6,733 7,077 71,876
LargeCap Value Fund III 50,541 5,506 2,769 51,238
MidCap Growth Fund III 30,029 3,709 2,022 31,399
MidCap Value Fund I 25,358 3,343 332 27,608
Origin Emerging Markets Fund 15,368 2,637 463 17,426
Overseas Fund 50,171 10,029 2,130 56,841
Real Estate Securities Fund 10,732 2,203 144 12,670
SmallCap Growth Fund I 11,917 1,507 693 12,932
SmallCap Value Fund II 10,663 608 348 10,830
$ 464,654 $ 92,604 $ 55,672 $ 502,208
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 157 $ 396 $ 751 $ 892
Bond Market Index Fund 257 (28) — (55)
Core Fixed Income Fund 126 8 — 300
Core Plus Bond Fund 30 333 — (370)
Diversified International Fund 1,222 1 — 689
Equity Income Fund 83 29 478 8
High Income Fund 151 5 — 117
International Small Company Fund 472 1 — (213)
LargeCap Growth Fund I 147 583 4,196 472
LargeCap S&P 500 Index Fund 1,437 229 1,276 1,701
LargeCap Value Fund III 1,166 6 2,068 (2,046)
MidCap Growth Fund III — 23 2,361 (340)
MidCap Value Fund I 595 — 787 (761)
Origin Emerging Markets Fund 287 2 — (118)
Overseas Fund 1,583 — — (1,229)
Real Estate Securities Fund 62 — 107 (121)
SmallCap Growth Fund I — 3 874 198
SmallCap Value Fund II 101 — — (93)
$ 7,876 $ 1,591 $ 12,898 $ (969)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 50.82%
Blue Chip Fund
(a)
596,099 $ 16,661
Core Fixed Income Fund
(a)
1,231,579 12,230
Diversified International Fund
(a)
3,781,344 47,985
International Small Company Fund
(a)
1,358,013 15,033
LargeCap Growth Fund I
(a)
2,792,212 45,764
MidCap Value Fund I
(a)
1,620,834 22,627
Origin Emerging Markets Fund
(a)
1,364,051 15,155
Real Estate Securities Fund
(a)
360,376 10,209
SmallCap Growth Fund I
(a),(b)
779,682 10,627
SmallCap Value Fund II
(a)
870,917 9,110
$ 205,401
Principal Funds, Inc. Institutional Class - 49.19%
Bond Market Index Fund
(a)
542,121 6,229
Equity Income Fund
(a)
421,323 14,055
High Income Fund
(a)
586,750 5,527
LargeCap S&P 500 Index Fund
(a)
2,999,630 58,913
LargeCap Value Fund III
(a)
2,523,382 41,863
MidCap Growth Fund III
(a),(b)
2,153,629 25,714
Overseas Fund
(a)
4,883,995 46,496
$ 198,797
TOTAL INVESTMENT COMPANIES $ 404,198
Total Investments $ 404,198
Other Assets and Liabilities -  (0.01)% (31)
TOTAL NET ASSETS - 100.00% $ 404,167
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63.23%
International Equity Funds 18.97%
Fixed Income Funds 17.81%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 15,781 $ 1,836 $ 1,967 $ 16,661
Bond Market Index Fund 3,328 5,985 3,026 6,229
Core Fixed Income Fund — 14,394 2,344 12,230
Core Plus Bond Fund 7,858 106 7,943 —
Diversified International Fund 41,985 6,749 1,318 47,985
Equity Income Fund 14,005 1,246 1,217 14,055
High Income Fund 6,454 502 1,515 5,527
International Small Company Fund 12,798 2,777 361 15,033
LargeCap Growth Fund I 45,234 6,383 6,664 45,764
LargeCap S&P 500 Index Fund 56,270 5,888 4,764 58,913
LargeCap Value Fund III 40,452 5,014 1,922 41,863
MidCap Growth Fund III 23,857 3,378 1,241 25,714
MidCap Value Fund I 20,704 2,879 333 22,627
Origin Emerging Markets Fund 13,346 2,352 445 15,155
Overseas Fund 41,073 8,330 1,885 46,496
Real Estate Securities Fund 8,750 1,695 143 10,209
SmallCap Growth Fund I 9,542 1,397 466 10,627
SmallCap Value Fund II 8,655 724 185 9,110
$ 370,092 $ 71,635 $ 37,739 $ 404,198
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 123 $ 96 $ 589 $ 915
Bond Market Index Fund 184 (14) — (44)
Core Fixed Income Fund 75 9 — 171
Core Plus Bond Fund 17 154 — (175)
Diversified International Fund 1,000 1 — 568
Equity Income Fund 67 12 381 9
High Income Fund 102 (1) — 87
International Small Company Fund 388 — — (181)
LargeCap Growth Fund I 118 147 3,367 664
LargeCap S&P 500 Index Fund 1,160 73 1,029 1,446
LargeCap Value Fund III 945 3 1,673 (1,684)
MidCap Growth Fund III — — 1,912 (280)
MidCap Value Fund I 484 — 640 (623)
Origin Emerging Markets Fund 251 — — (98)
Overseas Fund 1,306 1 — (1,023)
Real Estate Securities Fund 50 — 85 (93)
SmallCap Growth Fund I — — 709 154
SmallCap Value Fund II 85 — — (84)
$ 6,355 $ 481 $ 10,385 $ (271)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 50.64%
Blue Chip Fund
( a)
30,983 $ 866
Core Fixed Income Fund
( a)
56,761 564
Diversified International Fund
( a)
200,390 2,543
International Small Company Fund
( a)
71,663 793
LargeCap Growth Fund I
( a)
147,132 2,412
MidCap Value Fund I
( a)
85,309 1,191
Origin Emerging Markets Fund
( a)
71,101 790
Real Estate Securities Fund
( a)
19,050 540
SmallCap Growth Fund I
( a),(b)
40,680 554
SmallCap Value Fund II
( a)
45,817 479
$ 10,732
Principal Funds, Inc. Institutional Class - 49.41%
Bond Market Index Fund
( a)
27,431 315
Equity Income Fund
( a)
22,114 738
High Income Fund
( a)
29,621 279
LargeCap S&P 500 Index Fund
( a)
158,091 3,105
LargeCap Value Fund III
( a)
133,716 2,218
MidCap Growth Fund III
( a),(b)
113,336 1,353
Overseas Fund
( a)
258,714 2,463
$ 10,471
TOTAL INVESTMENT COMPANIES $ 21,203
Total Investments $ 21,203
Other Assets and Liabilities -  (0.05)% (11)
TOTAL NET ASSETS - 100.00% $ 21,192
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 63.49%
International Equity Funds 19.09%
Fixed Income Funds 17.47%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2065 Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 640 $ 271 $ 92 $ 866
Bond Market Index Fund 201 255 140 315
Core Fixed Income Fund — 685 129 564
Core Plus Bond Fund 356 46 401 —
Diversified International Fund 1,827 978 278 2,543
Equity Income Fund 584 260 103 738
High Income Fund 253 117 95 279
International Small Company Fund 560 332 86 793
LargeCap Growth Fund I 1,858 884 362 2,412
LargeCap S&P 500 Index Fund 2,355 1,065 374 3,105
LargeCap Value Fund III 1,714 846 249 2,218
MidCap Growth Fund III 997 500 127 1,353
MidCap Value Fund I 885 462 121 1,191
Origin Emerging Markets Fund 576 315 90 790
Overseas Fund 1,782 1,062 308 2,463
Real Estate Securities Fund 398 194 51 540
SmallCap Growth Fund I 391 208 50 554
SmallCap Value Fund II 363 174 50 479
$ 15,740 $ 8,654 $ 3,106 $ 21,203
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 6 $ — $ 25 $ 47
Bond Market Index Fund 8 — — (1)
Core Fixed Income Fund 3 — — 8
Core Plus Bond Fund 1 13 — (14)
Diversified International Fund 48 (1) — 17
Equity Income Fund 3 — 18 (3)
High Income Fund 5 — — 4
International Small Company Fund 19 — — (13)
LargeCap Growth Fund I 6 1 155 31
LargeCap S&P 500 Index Fund 53 1 47 58
LargeCap Value Fund III 44 — 78 (93)
MidCap Growth Fund III — — 89 (17)
MidCap Value Fund I 22 — 30 (35)
Origin Emerging Markets Fund 12 — — (11)
Overseas Fund 65 1 — (74)
Real Estate Securities Fund 2 — 4 (1)
SmallCap Growth Fund I — — 33 5
SmallCap Value Fund II 4 — — (8)
$ 301 $ 15 $ 479 $ (100)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18.03%
Diversified International Fund
( a)
893,051 $ 11,333
Diversified Real Asset Fund
( a)
160,575 1,847
International Small Company Fund
( a)
157,648 1,745
MidCap S&P 400 Index Fund
( a)
119,504 2,348
SmallCap S&P 600 Index Fund
( a)
85,872 2,042
$ 19,315
Principal Funds, Inc. Institutional Class - 81.98%
Bond Market Index Fund
( a)
3,320,398 38,151
High Income Fund
( a)
674,610 6,355
Inflation Protection Fund
( a)
525,522 4,635
LargeCap S&P 500 Index Fund
( a)
1,118,769 21,973
Short-Term Income Fund
( a)
1,350,434 16,691
$ 87,805
TOTAL INVESTMENT COMPANIES $ 107,120
Total Investments $ 107,120
Other Assets and Liabilities -  (0.01)% (10)
TOTAL NET ASSETS - 100.00% $ 107,110
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 72.04%
Domestic Equity Funds 24.62%
Specialty Funds 1.72%
International Equity Funds 1.63%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 36,367 $ 3,350 $ 1,373 $ 38,151
Diversified International Fund 10,702 862 405 11,333
Diversified Real Asset Fund 2,191 182 517 1,847
High Income Fund 5,967 548 230 6,355
Inflation Protection Fund 4,336 370 168 4,635
International Small Company Fund 1,816 147 203 1,745
LargeCap S&P 500 Index Fund 19,619 2,462 630 21,973
MidCap S&P 400 Index Fund 4,962 554 3,044 2,348
Short-Term Income Fund 14,601 2,560 533 16,691
SmallCap S&P 600 Index Fund 2,014 244 108 2,042
$ 102,575 $ 11,279 $ 7,211 $ 107,120
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 850 $ 1 $ — $ (194)
Diversified International Fund 253 — — 174
Diversified Real Asset Fund 53 — — (9)
High Income Fund 102 — — 70
Inflation Protection Fund 20 — — 97
International Small Company Fund 54 (4) — (11)
LargeCap S&P 500 Index Fund 412 11 366 511
MidCap S&P 400 Index Fund 79 27 232 (151)
Short-Term Income Fund 87 — — 63
SmallCap S&P 600 Index Fund 28 — 118 (108)
$ 1,938 $ 35 $ 716 $ 442
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22.25%
Diversified International Fund
(a)
3,630,410 $ 46,070
Diversified Real Asset Fund
(a)
520,564 5,987
International Small Company Fund
(a)
613,320 6,789
MidCap S&P 400 Index Fund
(a)
475,671 9,347
SmallCap S&P 600 Index Fund
(a)
345,075 8,206
$ 76,399
Principal Funds, Inc. Institutional Class - 77.76%
Bond Market Index Fund
(a)
9,797,259 112,571
High Income Fund
(a)
1,827,124 17,211
Inflation Protection Fund
(a)
1,628,379 14,362
LargeCap S&P 500 Index Fund
(a)
4,498,050 88,342
Short-Term Income Fund
(a)
2,792,742 34,518
$ 267,004
TOTAL INVESTMENT COMPANIES $ 343,403
Total Investments $ 343,403
Other Assets and Liabilities -  (0.01)% (23)
TOTAL NET ASSETS - 100.00% $ 343,380
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 65.45%
Domestic Equity Funds 30.84%
International Equity Funds 1.98%
Specialty Funds 1.74%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 105,469 $ 10,543 $ 2,871 $ 112,571
Diversified International Fund 44,030 2,496 1,176 46,070
Diversified Real Asset Fund 7,202 393 1,579 5,987
High Income Fund 16,158 1,310 446 17,211
Inflation Protection Fund 13,343 1,085 365 14,362
International Small Company Fund 7,080 398 629 6,789
LargeCap S&P 500 Index Fund 80,226 7,810 1,832 88,342
MidCap S&P 400 Index Fund 19,806 1,757 11,724 9,347
Real Estate Securities Fund — — — —
Short-Term Income Fund 30,893 4,287 794 34,518
SmallCap S&P 600 Index Fund 7,709 1,117 197 8,206
$ 331,916 $ 31,196 $ 21,613 $ 343,403
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 2,468 $ 2 $ — $ (572)
Diversified International Fund 1,043 3 — 717
Diversified Real Asset Fund 175 15 — (44)
High Income Fund 277 — — 189
Inflation Protection Fund 62 — — 299
International Small Company Fund 210 — — (60)
LargeCap S&P 500 Index Fund 1,687 4 1,501 2,134
MidCap S&P 400 Index Fund 317 179 928 (671)
Real Estate Securities Fund — — — —
Short-Term Income Fund 184 — — 132
SmallCap S&P 600 Index Fund 109 — 452 (423)
$ 6,532 $ 203 $ 2,881 $ 1,701
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26.77%
Diversified International Fund
(a)
3,528,743 $ 44,780
Diversified Real Asset Fund
(a)
452,435 5,203
International Small Company Fund
(a)
597,328 6,612
MidCap S&P 400 Index Fund
(a)
487,199 9,573
SmallCap S&P 600 Index Fund
(a)
334,422 7,953
$ 74,121
Principal Funds, Inc. Institutional Class - 73.24%
Bond Market Index Fund
(a)
7,179,427 82,492
High Income Fund
(a)
1,328,129 12,511
Inflation Protection Fund
(a)
937,341 8,267
LargeCap S&P 500 Index Fund
(a)
4,326,201 84,966
Short-Term Income Fund
(a)
1,180,552 14,592
$ 202,828
TOTAL INVESTMENT COMPANIES $ 276,949
Total Investments $ 276,949
Other Assets and Liabilities -  (0.01)% (15)
TOTAL NET ASSETS - 100.00% $ 276,934
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 58.73%
Domestic Equity Funds 37.01%
International Equity Funds 2.39%
Specialty Funds 1.88%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 70,349 $ 13,360 $ 885 $ 82,492
Diversified International Fund 38,588 6,103 481 44,780
Diversified Real Asset Fund 5,160 817 744 5,203
High Income Fund 10,739 1,785 137 12,511
Inflation Protection Fund 8,774 891 1,591 8,267
International Small Company Fund 5,921 869 108 6,612
LargeCap S&P 500 Index Fund 69,429 14,503 746 84,966
MidCap S&P 400 Index Fund 17,329 3,072 10,337 9,573
Real Estate Securities Fund 1 — 1 —
Short-Term Income Fund 9,952 4,721 132 14,592
SmallCap S&P 600 Index Fund 7,068 1,386 84 7,953
$ 243,310 $ 47,507 $ 15,246 $ 276,949
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 1,707 $ — $ — $ (332)
Diversified International Fund 948 — — 570
Diversified Real Asset Fund 132 (1) — (29)
High Income Fund 193 — — 124
Inflation Protection Fund 42 13 — 180
International Small Company Fund 184 — — (70)
LargeCap S&P 500 Index Fund 1,505 — 1,339 1,780
MidCap S&P 400 Index Fund 287 (230) 841 (261)
Real Estate Securities Fund — — — —
Short-Term Income Fund 62 — — 51
SmallCap S&P 600 Index Fund 104 — 429 (417)
$ 5,164 $ (218) $ 2,609 $ 1,596
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30.55%
Diversified International Fund
( a)
4,577,904 $ 58,093
Diversified Real Asset Fund
( a)
525,734 6,046
International Small Company Fund
( a)
812,706 8,997
MidCap S&P 400 Index Fund
( a)
642,296 12,621
Origin Emerging Markets Fund
( a)
246,873 2,743
SmallCap S&P 600 Index Fund
( a)
452,058 10,750
$ 99,250
Principal Funds, Inc. Institutional Class - 69.46%
Bond Market Index Fund
( a)
7,741,299 88,947
High Income Fund
( a)
1,470,883 13,856
Inflation Protection Fund
( a)
854,420 7,536
LargeCap S&P 500 Index Fund
( a)
5,871,577 115,318
$ 225,657
TOTAL INVESTMENT COMPANIES $ 324,907
Total Investments $ 324,907
Other Assets and Liabilities -  (0.01)% (20)
TOTAL NET ASSETS - 100.00% $ 324,887
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 51.85%
Domestic Equity Funds 42.69%
International Equity Funds 3.61%
Specialty Funds 1.86%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 78,120 $ 11,538 $ 321 $ 88,947
Diversified International Fund 51,273 6,250 212 58,093
Diversified Real Asset Fund 6,171 627 720 6,046
High Income Fund 12,411 1,352 52 13,856
Inflation Protection Fund 6,498 913 27 7,536
International Small Company Fund 8,426 815 155 8,997
LargeCap S&P 500 Index Fund 96,211 16,952 346 115,318
MidCap S&P 400 Index Fund 24,099 3,090 13,919 12,621
Origin Emerging Markets Fund 2,530 229 10 2,743
SmallCap S&P 600 Index Fund 9,566 1,775 39 10,750
$ 295,305 $ 43,541 $ 15,801 $ 324,907
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 1,869 $ — $ — $ (390)
Diversified International Fund 1,242 — — 782
Diversified Real Asset Fund 154 (2) — (30)
High Income Fund 218 — — 145
Inflation Protection Fund 31 — — 152
International Small Company Fund 257 — — (89)
LargeCap S&P 500 Index Fund 2,062 — 1,834 2,501
MidCap S&P 400 Index Fund 394 (198) 1,153 (451)
Origin Emerging Markets Fund 48 — — (6)
SmallCap S&P 600 Index Fund 138 — 573 (552)
$ 6,413 $ (200) $ 3,560 $ 2,062
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 34.82%
Diversified International Fund
( a)
3,146,215 $ 39,925
International Small Company Fund
( a)
571,238 6,324
MidCap S&P 400 Index Fund
( a)
439,912 8,644
Origin Emerging Markets Fund
( a)
253,962 2,822
Real Estate Securities Fund
( a)
171,729 4,865
SmallCap S&P 600 Index Fund
( a)
307,127 7,303
$ 69,883
Principal Funds, Inc. Institutional Class - 65.19%
Bond Market Index Fund
( a)
3,912,910 44,959
High Income Fund
( a)
806,318 7,596
LargeCap S&P 500 Index Fund
( a)
3,985,532 78,276
$ 130,831
TOTAL INVESTMENT COMPANIES $ 200,714
Total Investments $ 200,714
Other Assets and Liabilities -  (0.01)% (16)
TOTAL NET ASSETS - 100.00% $ 200,698
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 49.37%
Fixed Income Funds 46.08%
International Equity Funds 4.56%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 38,663 $ 6,843 $ 358 $ 44,959
Diversified International Fund 34,684 5,026 320 39,925
High Income Fund 6,654 925 62 7,596
International Small Company Fund 5,618 819 50 6,324
LargeCap S&P 500 Index Fund 64,797 12,304 522 78,276
MidCap S&P 400 Index Fund 15,786 2,360 9,070 8,644
Origin Emerging Markets Fund 2,561 290 22 2,822
Real Estate Securities Fund 4,510 441 39 4,865
SmallCap S&P 600 Index Fund 6,356 1,376 57 7,303
$ 179,629 $ 30,384 $ 10,500 $ 200,714
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 932 $ — $ — $ (189)
Diversified International Fund 846 — — 535
High Income Fund 118 — — 79
International Small Company Fund 173 — — (63)
LargeCap S&P 500 Index Fund 1,397 1 1,243 1,696
MidCap S&P 400 Index Fund 260 (187) 760 (245)
Origin Emerging Markets Fund 49 — — (7)
Real Estate Securities Fund 23 — 40 (47)
SmallCap S&P 600 Index Fund 93 — 383 (372)
$ 3,891 $ (186) $ 2,426 $ 1,387
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 37.55%
Diversified International Fund
( a)
3,890,947 $ 49,376
International Small Company Fund
( a)
650,296 7,199
MidCap S&P 400 Index Fund
( a)
541,368 10,638
Origin Emerging Markets Fund
( a)
352,031 3,911
Real Estate Securities Fund
( a)
195,622 5,542
SmallCap S&P 600 Index Fund
( a)
381,302 9,067
$ 85,733
Principal Funds, Inc. Institutional Class - 62.46%
Bond Market Index Fund
( a)
3,334,697 38,316
High Income Fund
( a)
749,632 7,062
LargeCap S&P 500 Index Fund
( a)
4,952,060 97,258
$ 142,636
TOTAL INVESTMENT COMPANIES $ 228,369
Total Investments $ 228,369
Other Assets and Liabilities -  (0.01)% (14)
TOTAL NET ASSETS - 100.00% $ 228,355
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 53.65%
Fixed Income Funds 41.49%
International Equity Funds 4.87%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 33,137 $ 5,633 $ 289 $ 38,316
Diversified International Fund 42,969 6,114 366 49,376
Diversified Real Asset Fund — — — —
High Income Fund 6,214 829 54 7,062
Inflation Protection Fund 78 — 80 —
International Small Company Fund 6,626 728 83 7,199
LargeCap S&P 500 Index Fund 79,693 16,091 600 97,258
MidCap S&P 400 Index Fund 20,009 2,832 11,655 10,638
Origin Emerging Markets Fund 3,548 402 30 3,911
Real Estate Securities Fund 5,173 464 41 5,542
SmallCap S&P 600 Index Fund 7,977 1,624 67 9,067
$ 205,424 $ 34,717 $ 13,265 $ 228,369
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 803 $ — $ — $ (165)
Diversified International Fund 1,052 — — 659
Diversified Real Asset Fund — — — —
High Income Fund 111 — — 73
Inflation Protection Fund — 2 — —
International Small Company Fund 203 — — (72)
LargeCap S&P 500 Index Fund 1,725 — 1,534 2,074
MidCap S&P 400 Index Fund 330 (200) 968 (348)
Origin Emerging Markets Fund 68 — — (9)
Real Estate Securities Fund 27 — 46 (54)
SmallCap S&P 600 Index Fund 117 — 482 (467)
$ 4,436 $ (198) $ 3,030 $ 1,691
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39.85%
Diversified International Fund
( a)
2,338,393 $ 29,674
International Small Company Fund
( a)
391,958 4,339
MidCap S&P 400 Index Fund
( a)
332,309 6,530
Origin Emerging Markets Fund
( a)
221,547 2,462
Real Estate Securities Fund
( a)
110,842 3,140
SmallCap S&P 600 Index Fund
( a)
231,333 5,501
$ 51,646
Principal Funds, Inc. Institutional Class - 60.16%
Bond Market Index Fund
( a)
1,364,498 15,678
High Income Fund
( a)
358,934 3,381
LargeCap S&P 500 Index Fund
( a)
2,999,382 58,908
$ 77,967
TOTAL INVESTMENT COMPANIES $ 129,613
Total Investments $ 129,613
Other Assets and Liabilities -  (0.01)% (9)
TOTAL NET ASSETS - 100.00% $ 129,604
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 57.15%
Fixed Income Funds 37.61%
International Equity Funds 5.25%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 13,268 $ 2,534 $ 59 $ 15,678
Diversified International Fund 25,278 4,123 109 29,674
Diversified Real Asset Fund — — — —
High Income Fund 2,974 385 14 3,381
International Small Company Fund 3,710 690 16 4,339
LargeCap S&P 500 Index Fund 46,507 11,382 179 58,908
MidCap S&P 400 Index Fund 11,909 1,997 7,041 6,530
Origin Emerging Markets Fund 2,173 305 8 2,462
Real Estate Securities Fund 2,852 329 12 3,140
SmallCap S&P 600 Index Fund 4,763 1,043 21 5,501
$ 113,434 $ 22,788 $ 7,459 $ 129,613
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 326 $ — $ — $ (65)
Diversified International Fund 626 — — 382
Diversified Real Asset Fund — — — —
High Income Fund 53 — — 36
International Small Company Fund 116 — — (45)
LargeCap S&P 500 Index Fund 1,018 — 904 1,198
MidCap S&P 400 Index Fund 199 (121) 582 (214)
Origin Emerging Markets Fund 43 — — (8)
Real Estate Securities Fund 15 — 26 (29)
SmallCap S&P 600 Index Fund 70 — 291 (284)
$ 2,466 $ (121) $ 1,803 $ 971
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41.53%
Diversified International Fund
( a)
2,167,776 $ 27,509
International Small Company Fund
( a)
362,053 4,008
MidCap S&P 400 Index Fund
( a)
304,232 5,978
Origin Emerging Markets Fund
( a)
194,464 2,160
Real Estate Securities Fund
( a)
97,064 2,750
SmallCap S&P 600 Index Fund
( a)
214,109 5,092
$ 47,497
Principal Funds, Inc. Institutional Class - 58.48%
Bond Market Index Fund
( a)
874,671 10,050
High Income Fund
( a)
238,888 2,250
LargeCap S&P 500 Index Fund
( a)
2,779,474 54,589
$ 66,889
TOTAL INVESTMENT COMPANIES $ 114,386
Total Investments $ 114,386
Other Assets and Liabilities -  (0.01)% (11)
TOTAL NET ASSETS - 100.00% $ 114,375
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 59.82%
Fixed Income Funds 34.80%
International Equity Funds 5.39%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 8,916 $ 1,305 $ 125 $ 10,050
Diversified International Fund 23,933 3,536 322 27,509
High Income Fund 2,100 218 94 2,250
International Small Company Fund 3,599 497 48 4,008
LargeCap S&P 500 Index Fund 43,999 9,989 531 54,589
MidCap S&P 400 Index Fund 11,260 1,613 6,588 5,978
Origin Emerging Markets Fund 1,962 229 26 2,160
Real Estate Securities Fund 2,572 237 33 2,750
SmallCap S&P 600 Index Fund 4,599 818 59 5,092
$ 102,940 $ 18,442 $ 7,826 $ 114,386
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 215 $ — $ — $ (46)
Diversified International Fund 584 — — 362
High Income Fund 37 — — 26
International Small Company Fund 110 — — (40)
LargeCap S&P 500 Index Fund 950 1 844 1,131
MidCap S&P 400 Index Fund 185 (58) 543 (249)
Origin Emerging Markets Fund 38 — — (5)
Real Estate Securities Fund 13 — 23 (26)
SmallCap S&P 600 Index Fund 67 — 277 (266)
$ 2,199 $ (57) $ 1,687 $ 887
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 43.02%
Diversified International Fund
( a)
824,471 $ 10,462
International Small Company Fund
( a)
138,401 1,532
MidCap S&P 400 Index Fund
( a)
117,948 2,318
Origin Emerging Markets Fund
( a)
78,929 877
Real Estate Securities Fund
( a)
36,126 1,023
SmallCap S&P 600 Index Fund
( a)
81,697 1,943
$ 18,155
Principal Funds, Inc. Institutional Class - 56.99%
Bond Market Index Fund
( a)
218,674 2,513
High Income Fund
( a)
79,605 750
LargeCap S&P 500 Index Fund
( a)
1,058,375 20,786
$ 24,049
TOTAL INVESTMENT COMPANIES $ 42,204
Total Investments $ 42,204
Other Assets and Liabilities -  (0.01)% (6)
TOTAL NET ASSETS - 100.00% $ 42,198
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 61.78%
Fixed Income Funds 32.52%
International Equity Funds 5.71%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 2,147 $ 408 $ 32 $ 2,513
Diversified International Fund 8,783 1,663 116 10,462
Diversified Real Asset Fund — — — —
High Income Fund 684 104 46 750
International Small Company Fund 1,314 252 18 1,532
LargeCap S&P 500 Index Fund 15,996 4,571 190 20,786
MidCap S&P 400 Index Fund 4,169 791 2,522 2,318
Origin Emerging Markets Fund 765 124 9 877
Real Estate Securities Fund 918 125 11 1,023
SmallCap S&P 600 Index Fund 1,688 378 22 1,943
$ 36,464 $ 8,416 $ 2,966 $ 42,204
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 53 $ — $ — $ (10)
Diversified International Fund 219 — — 132
Diversified Real Asset Fund — — — —
High Income Fund 12 — — 8
International Small Company Fund 42 — — (16)
LargeCap S&P 500 Index Fund 353 — 314 409
MidCap S&P 400 Index Fund 70 (26) 205 (94)
Origin Emerging Markets Fund 15 — — (3)
Real Estate Securities Fund 5 — 8 (9)
SmallCap S&P 600 Index Fund 25 — 104 (101)
$ 794 $ (26) $ 631 $ 316
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44.18%
Diversified International Fund
( a)
283,186 $ 3,594
International Small Company Fund
( a)
47,746 528
MidCap S&P 400 Index Fund
( a)
41,822 822
Origin Emerging Markets Fund
( a)
28,955 322
Real Estate Securities Fund
( a)
12,205 346
SmallCap S&P 600 Index Fund
( a)
27,972 665
$ 6,277
Principal Funds, Inc. Institutional Class - 55.86%
Bond Market Index Fund
( a)
56,503 649
High Income Fund
( a)
22,792 215
LargeCap S&P 500 Index Fund
( a)
360,102 7,072
$ 7,936
TOTAL INVESTMENT COMPANIES $ 14,213
Total Investments $ 14,213
Other Assets and Liabilities -  (0.04)% (5)
TOTAL NET ASSETS - 100.00% $ 14,208
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 62.67%
Fixed Income Funds 31.38%
International Equity Funds 5.99%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 549 $ 143 $ 40 $ 649
Diversified International Fund 3,093 649 192 3,594
Diversified Real Asset Fund — — — —
High Income Fund 200 36 24 215
International Small Company Fund 453 109 29 528
LargeCap S&P 500 Index Fund 5,562 1,685 314 7,072
MidCap S&P 400 Index Fund 1,450 312 901 822
Origin Emerging Markets Fund 287 54 18 322
Real Estate Securities Fund 316 52 19 346
SmallCap S&P 600 Index Fund 594 141 36 665
$ 12,504 $ 3,181 $ 1,573 $ 14,213
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 13 $ — $ — $ (3)
Diversified International Fund 73 — — 44
Diversified Real Asset Fund — — — —
High Income Fund 3 — — 3
International Small Company Fund 14 — — (5)
LargeCap S&P 500 Index Fund 116 1 103 138
MidCap S&P 400 Index Fund 23 — 67 (39)
Origin Emerging Markets Fund 5 — — (1)
Real Estate Securities Fund 2 — 3 (3)
SmallCap S&P 600 Index Fund 8 — 35 (34)
$ 257 $ 1 $ 208 $ 100
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.08% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44.64%
Diversified International Fund
( a)
51,106 $ 649
International Small Company Fund
( a)
8,603 95
MidCap S&P 400 Index Fund
( a)
7,700 151
Origin Emerging Markets Fund
( a)
5,239 58
Real Estate Securities Fund
( a)
2,263 64
SmallCap S&P 600 Index Fund
( a)
5,040 120
$ 1,137
Principal Funds, Inc. Institutional Class - 55.44%
Bond Market Index Fund
( a)
8,896 102
High Income Fund
( a)
3,965 38
LargeCap S&P 500 Index Fund
( a)
64,765 1,272
$ 1,412
TOTAL INVESTMENT COMPANIES $ 2,549
Total Investments $ 2,549
Other Assets and Liabilities -  (0.08)% (2)
TOTAL NET ASSETS - 100.00% $ 2,547
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 63.09%
Fixed Income Funds 30.98%
International Equity Funds 6.01%
Other Assets and Liabilities
(0.08)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 55 $ 64 $ 17 $ 102
Diversified International Fund 336 346 35 649
High Income Fund 21 21 4 38
International Small Company Fund 49 53 6 95
LargeCap S&P 500 Index Fund 612 704 58 1,272
MidCap S&P 400 Index Fund 157 161 159 151
Origin Emerging Markets Fund 30 32 3 58
Real Estate Securities Fund 35 32 3 64
SmallCap S&P 600 Index Fund 65 68 6 120
$ 1,360 $ 1,481 $ 291 $ 2,549
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 2 $ — $ — $ —
Diversified International Fund 11 — — 2
High Income Fund 1 — — —
International Small Company Fund 2 — — (1)
LargeCap S&P 500 Index Fund 17 — 15 14
MidCap S&P 400 Index Fund 3 (1) 10 (7)
Origin Emerging Markets Fund 1 — — (1)
Real Estate Securities Fund — — — —
SmallCap S&P 600 Index Fund 1 — 5 (7)
$ 38 $ (1) $ 30 $ —
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10.79%
Diversified International Fund
( a)
269,851 $ 3,424
Diversified Real Asset Fund
( a)
89,103 1,025
International Small Company Fund
( a)
47,594 527
MidCap S&P 400 Index Fund
( a)
37,002 727
SmallCap S&P 600 Index Fund
( a)
26,858 639
$ 6,342
Principal Funds, Inc. Institutional Class - 89.23%
Bond Market Index Fund
( a)
2,165,488 24,881
High Income Fund
( a)
468,553 4,414
Inflation Protection Fund
( a)
315,509 2,783
LargeCap S&P 500 Index Fund
( a)
350,299 6,880
Short-Term Income Fund
( a)
1,091,634 13,492
$ 52,450
TOTAL INVESTMENT COMPANIES $ 58,792
Total Investments $ 58,792
Other Assets and Liabilities -  (0.02)% (9)
TOTAL NET ASSETS - 100.00% $ 58,783
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 83.35%
Domestic Equity Funds 14.03%
Specialty Funds 1.74%
International Equity Funds 0.90%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Bond Market Index Fund $ 24,370 $ 1,459 $ 813 $ 24,881
Diversified International Fund 3,341 202 174 3,424
Diversified Real Asset Fund 1,239 81 290 1,025
High Income Fund 4,218 284 137 4,414
Inflation Protection Fund 2,698 115 90 2,783
International Small Company Fund 563 37 68 527
LargeCap S&P 500 Index Fund 6,297 583 168 6,880
MidCap S&P 400 Index Fund 1,576 152 962 727
Short-Term Income Fund 12,196 1,629 385 13,492
SmallCap S&P 600 Index Fund 610 80 18 639
$ 57,108 $ 4,622 $ 3,105 $ 58,792
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 570 $ — $ — $ (135)
Diversified International Fund 79 1 — 54
Diversified Real Asset Fund 30 (2) — (3)
High Income Fund 72 — — 49
Inflation Protection Fund 13 — — 60
International Small Company Fund 17 — — (5)
LargeCap S&P 500 Index Fund 132 2 118 166
MidCap S&P 400 Index Fund 25 7 74 (46)
Short-Term Income Fund 73 — — 52
SmallCap S&P 600 Index Fund 9 — 35 (33)
$ 1,020 $ 8 $ 227 $ 159
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39.55%
Blue Chip Fund
( a)
563,773 $ 15,758
Core Fixed Income Fund
( a)
11,154,294 110,762
Diversified International Fund
( a)
967,589 12,279
Diversified Real Asset Fund
( a)
609,774 7,012
International Small Company Fund
( a)
342,011 3,786
MidCap Fund
( a)
371,091 11,830
SmallCap Growth Fund I
( a),(b)
193,508 2,638
SmallCap Value Fund II
( a)
172,285 1,802
$ 165,867
Principal Funds, Inc. Institutional Class - 60.46%
Bond Market Index Fund
( a)
5,978,592 68,694
Equity Income Fund
( a)
386,608 12,897
High Income Fund
( a)
3,349,050 31,548
Inflation Protection Fund
( a)
2,268,469 20,008
LargeCap S&P 500 Index Fund
( a)
757,813 14,883
Overseas Fund
( a)
1,249,461 11,895
Short-Term Income Fund
( a)
7,577,077 93,653
$ 253,578
TOTAL INVESTMENT COMPANIES $ 419,445
Total Investments $ 419,445
Other Assets and Liabilities -  (0.01)% (60)
TOTAL NET ASSETS - 100.00% $ 419,385
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 80.34%
Domestic Equity Funds 14.26%
International Equity Funds 3.74%
Specialty Funds 1.67%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 16,284 $ 1,081 $ 2,695 $ 15,758
Bond Market Index Fund 70,971 3,271 5,142 68,694
Core Fixed Income Fund 110,221 4,310 5,213 110,762
Diversified International Fund 11,234 1,449 560 12,279
Diversified Real Asset Fund 7,095 416 468 7,012
Equity Income Fund 13,974 759 1,893 12,897
High Income Fund 31,020 1,617 1,449 31,548
Inflation Protection Fund 19,721 791 934 20,008
International Small Company Fund 3,611 398 186 3,786
LargeCap S&P 500 Index Fund 14,765 886 1,184 14,883
MidCap Fund 12,324 850 1,743 11,830
Overseas Fund 10,881 1,823 561 11,895
Short-Term Income Fund 90,468 6,832 4,020 93,653
SmallCap Growth Fund I 2,399 293 93 2,638
SmallCap Value Fund II 2,242 70 514 1,802
$ 417,210 $ 24,846 $ 26,655 $ 419,445
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 132 $ 746 $ 637 $ 342
Bond Market Index Fund 1,615 21 — (427)
Core Fixed Income Fund 773 2 — 1,442
Diversified International Fund 262 (34) — 190
Diversified Real Asset Fund 169 (1) — (30)
Equity Income Fund 66 512 381 (455)
High Income Fund 522 (1) — 361
Inflation Protection Fund 90 3 — 427
International Small Company Fund 106 7 — (44)
LargeCap S&P 500 Index Fund 307 147 273 269
MidCap Fund 82 497 511 (98)
Overseas Fund 339 16 — (264)
Short-Term Income Fund 533 2 — 371
SmallCap Growth Fund I — 15 179 24
SmallCap Value Fund II 21 75 — (71)
$ 5,017 $ 2,007 $ 1,981 $ 2,037
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.51% Shares Held Value (000's)
Money Market Funds - 2.51%
Principal Government Money Market Fund
1.43%
(a),(b)
134,498,089 $ 134,498
TOTAL INVESTMENT COMPANIES $ 134,498
COMMON STOCKS - 98.54% Shares Held Value (000's)
Lodging - 0.87%
Hilton Worldwide Holdings Inc 430,471 46,405
REITs - 95.12%
Alexandria Real Estate Equities Inc 1,347,810 219,963
American Homes 4 Rent 5,696,201 155,677
Americold Realty Trust 1,980,484 68,267
Apartment Investment & Management Co 2,529,623 133,336
AvalonBay Communities Inc 1,370,499 296,973
Boston Properties Inc 1,051,423 150,722
Brandywine Realty Trust 2,564,164 40,052
CoreSite Realty Corp 378,946 44,507
Cousins Properties Inc 2,707,253 110,808
Crown Castle International Corp 245,146 36,733
CubeSmart 2,430,134 76,962
Duke Realty Corp 2,266,774 82,307
EPR Properties 1,349,063 96,283
Equinix Inc 591,914 349,069
Equity LifeStyle Properties Inc 1,318,996 95,957
Equity Residential 673,401 55,946
Essential Properties Realty Trust Inc 2,287,079 63,146
Essex Property Trust Inc 754,580 233,739
Extra Space Storage Inc 1,166,643 129,124
First Industrial Realty Trust Inc 1,000,665 42,728
Healthcare Realty Trust Inc 1,892,680 68,250
Healthcare Trust of America Inc 5,811,541 186,144
Healthpeak Properties Inc 3,116,433 112,160
Host Hotels & Resorts Inc 4,679,440 76,462
Invitation Homes Inc 8,939,865 281,338
Kilroy Realty Corp 1,332,518 110,026
Park Hotels & Resorts Inc 2,197,590 48,215
Prologis Inc 4,559,777 423,512
Public Storage 332,925 74,495
Regency Centers Corp 2,331,626 144,654
Sabra Health Care REIT Inc 2,718,960 58,458
Saul Centers Inc 384,192 18,971
Simon Property Group Inc 1,036,630 138,027
STORE Capital Corp 4,106,570 161,183
Sun Communities Inc 1,033,665 167,629
Sunstone Hotel Investors Inc 3,220,483 40,836
Taubman Centers Inc 804,646 21,259
Terreno Realty Corp 1,695,808 97,102
VICI Properties Inc 3,132,526 83,952
Welltower Inc 3,092,056 262,547
Weyerhaeuser Co 1,137,425 32,929
$ 5,090,448
Software - 2.55%
InterXion Holding NV
( c)
1,564,280 136,139
TOTAL COMMON STOCKS $ 5,272,992
Total Investments $ 5,407,490
Other Assets and Liabilities -  (1.05)% (55,998)
TOTAL NET ASSETS - 100.00% $ 5,351,492
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 95.12%
Technology 2.55%
Money Market Funds 2.51%
Consumer, Cyclical 0.87%
Other Assets and Liabilities
(1.05)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 98,955 $ 309,143 $ 273,600 $ 134,498
$ 98,955 $ 309,143 $ 273,600 $ 134,498
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 377 $ — $ — $ —
$ 377 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 0.32%
Principal Government Money Market Fund
1.43%
(a),(b)
14,922,407 $ 14,922
Principal Exchange-Traded Funds - 19.96%
Principal Active Global Dividend Income ETF
( a)
7,864,100 230,549
Principal Active Income ETF
( a)
1,559,000 63,389
Principal Investment Grade Corporate Active
ETF
( a)
1,320,100 35,049
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
15,163,700 476,769
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
3,542,700 112,324
$ 918,080
Principal Funds, Inc. Class R-6 - 50.83%
Blue Chip Fund
( a)
15,672,150 438,037
Core Fixed Income Fund
( a)
57,174,032 567,738
Diversified International Fund
( a)
42,029,132 533,350
Diversified Real Asset Fund
( a)
12,494,763 143,690
Edge MidCap Fund
( a)
12,556,846 189,734
Global Real Estate Securities Fund
( a)
12,892,290 135,885
High Yield Fund
( a)
9,678,722 69,009
International Small Company Fund
( a)
6,009,174 66,521
Origin Emerging Markets Fund
( a)
5,961,951 66,237
Spectrum Preferred and Capital Securities Income
Fund
( a)
12,164,572 127,606
$ 2,337,807
Principal Funds, Inc. Institutional Class - 28.95%
Equity Income Fund
( a)
17,861,036 595,844
Government & High Quality Bond Fund
( a)
29,293,738 309,928
Inflation Protection Fund
( a)
7,916,436 69,823
Short-Term Income Fund
( a)
28,807,669 356,063
$ 1,331,658
TOTAL INVESTMENT COMPANIES $ 4,602,467
Total Investments $ 4,602,467
Other Assets and Liabilities -  (0.06)% (2,904)
TOTAL NET ASSETS - 100.00% $ 4,599,563
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 46.36%
Domestic Equity Funds 39.41%
International Equity Funds 10.85%
Specialty Funds 3.12%
Money Market Funds 0.32%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 406,108 $ 19,498 $ 13,822 $ 438,037
Core Fixed Income Fund 565,998 5,577 11,237 567,738
Diversified International Fund 531,670 12,977 20,329 533,350
Diversified Real Asset Fund 145,693 3,723 5,103 143,690
Edge MidCap Fund 190,950 8,009 6,953 189,734
Equity Income Fund 593,088 19,689 17,794 595,844
Global Real Estate Securities Fund 138,105 5,694 3,495 135,885
Government & High Quality Bond Fund 311,045 3,851 6,136 309,928
High Yield Fund 69,618 1,635 2,541 69,009
Inflation Protection Fund 70,713 488 2,890 69,823
International Small Company Fund 67,892 2,144 2,980 66,521
Origin Emerging Markets Fund 67,284 1,310 2,415 66,237
Principal Active Global Dividend Income ETF 222,837 — — 230,549
Principal Active Income ETF 62,826 — — 63,389
Principal Government Money Market Fund 1.43% 7,829 7,093 — 14,922
Principal Investment Grade Corporate Active ETF 35,425 — — 35,049
Principal U.S. Mega-Cap Multi-Factor Index ETF 450,514 — — 476,769
Principal U.S. Small-Cap Multi-Factor Index ETF 110,709 — — 112,324
Short-Term Income Fund 357,830 3,187 6,387 356,063
Spectrum Preferred and Capital Securities Income Fund 123,636 2,460 176 127,606
$ 4,529,770 $ 97,335 $ 102,258 $ 4,602,467
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 3,292 $ 543 $ 15,833 $ 25,710
Core Fixed Income Fund 3,956 81 — 7,319
Diversified International Fund 12,379 648 — 8,384
Diversified Real Asset Fund 3,467 175 — (798)
Edge MidCap Fund 1,988 333 5,765 (2,605)
Equity Income Fund 2,803 555 16,171 306
Global Real Estate Securities Fund 1,537 317 3,901 (4,736)
Government & High Quality Bond Fund 2,176 (12) — 1,180
High Yield Fund 1,131 (38) — 335
Inflation Protection Fund 318 14 — 1,498
International Small Company Fund 1,974 76 — (611)
Origin Emerging Markets Fund 1,224 41 — 17
Principal Active Global Dividend Income ETF 1,906 — — 7,712
Principal Active Income ETF 767 — — 563
Principal Government Money Market Fund 1.43% 40 — — —
Principal Investment Grade Corporate Active ETF 1,142 — 292 (376)
Principal U.S. Mega-Cap Multi-Factor Index ETF 2,413 — — 26,255
Principal U.S. Small-Cap Multi-Factor Index ETF 531 — — 1,615
Short-Term Income Fund 2,101 1 — 1,432
Spectrum Preferred and Capital Securities Income Fund 1,692 — — 1,686
$ 46,837 $ 2,734 $ 41,962 $ 74,886
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 0.38%
Principal Government Money Market Fund
1.43%
(a),(b)
6,507,816 $ 6,508
Principal Exchange-Traded Funds - 13.83%
Principal Active Global Dividend Income ETF
( a)
1,207,000 35,385
Principal Active Income ETF
( a)
1,146,000 46,596
Principal Investment Grade Corporate Active
ETF
( a)
656,100 17,420
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
3,586,000 112,749
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
827,700 26,243
$ 238,393
Principal Funds, Inc. Class R-6 - 52.63%
Blue Chip Fund
( a)
4,146,931 115,907
Core Fixed Income Fund
( a)
32,232,834 320,072
Diversified International Fund
( a)
11,043,109 140,137
Diversified Real Asset Fund
( a)
4,159,366 47,833
Edge MidCap Fund
( a)
3,267,825 49,377
Global Diversified Income Fund
( a)
3,411,135 47,074
Global Real Estate Securities Fund
( a)
3,767,568 39,710
High Yield Fund
( a)
5,494,496 39,176
International Small Company Fund
( a)
1,565,049 17,325
Origin Emerging Markets Fund
( a)
1,550,273 17,223
Spectrum Preferred and Capital Securities Income
Fund
( a)
6,954,140 72,949
$ 906,783
Principal Funds, Inc. Institutional Class - 33.22%
Equity Income Fund
( a)
4,522,477 150,870
Government & High Quality Bond Fund
( a)
17,092,885 180,842
Inflation Protection Fund
( a)
4,984,441 43,963
Short-Term Income Fund
( a)
15,913,747 196,694
$ 572,369
TOTAL INVESTMENT COMPANIES $ 1,724,053
Total Investments $ 1,724,053
Other Assets and Liabilities -  (0.06)% (977)
TOTAL NET ASSETS - 100.00% $ 1,723,076
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 61.39%
Domestic Equity Funds 26.42%
International Equity Funds 6.36%
Specialty Funds 5.51%
Money Market Funds 0.38%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 108,151 $ 5,581 $ 4,845 $ 115,907
Core Fixed Income Fund 315,737 4,525 4,374 320,072
Diversified International Fund 140,205 4,082 6,567 140,137
Diversified Real Asset Fund 49,575 1,279 2,821 47,833
Edge MidCap Fund 49,778 2,210 2,019 49,377
Equity Income Fund 151,370 5,430 6,173 150,870
Global Diversified Income Fund 46,347 1,001 785 47,074
Global Real Estate Securities Fund 40,405 1,793 1,196 39,710
Government & High Quality Bond Fund 179,835 2,746 2,423 180,842
High Yield Fund 39,478 904 1,373 39,176
Inflation Protection Fund 44,080 434 1,505 43,963
International Small Company Fund 17,731 518 785 17,325
Origin Emerging Markets Fund 17,660 322 785 17,223
Principal Active Global Dividend Income ETF 34,202 — — 35,385
Principal Active Income ETF 46,182 — — 46,596
Principal Government Money Market Fund 1.43% 4,221 2,287 — 6,508
Principal Investment Grade Corporate Active ETF 17,606 — — 17,420
Principal U.S. Mega-Cap Multi-Factor Index ETF 106,540 — — 112,749
Principal U.S. Small-Cap Multi-Factor Index ETF 25,866 — — 26,243
Short-Term Income Fund 196,132 2,545 2,777 196,694
Spectrum Preferred and Capital Securities Income Fund 71,103 1,690 813 72,949
$ 1,702,204 $ 37,347 $ 39,241 $ 1,724,053
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 881 $ 214 $ 4,231 $ 6,806
Core Fixed Income Fund 2,223 3 — 4,181
Diversified International Fund 3,282 144 — 2,273
Diversified Real Asset Fund 1,181 82 — (282)
Edge MidCap Fund 521 52 1,508 (644)
Equity Income Fund 717 120 4,133 123
Global Diversified Income Fund 678 (5) — 516
Global Real Estate Securities Fund 451 29 1,143 (1,321)
Government & High Quality Bond Fund 1,265 (47) — 731
High Yield Fund 642 (27) — 194
Inflation Protection Fund 201 9 — 945
International Small Company Fund 518 29 — (168)
Origin Emerging Markets Fund 322 18 — 8
Principal Active Global Dividend Income ETF 292 — — 1,183
Principal Active Income ETF 565 — — 414
Principal Government Money Market Fund 1.43% 20 — — —
Principal Investment Grade Corporate Active ETF 567 — 145 (186)
Principal U.S. Mega-Cap Multi-Factor Index ETF 571 — — 6,209
Principal U.S. Small-Cap Multi-Factor Index ETF 124 — — 377
Short-Term Income Fund 1,158 — — 794
Spectrum Preferred and Capital Securities Income Fund 973 1 — 968
$ 17,152 $ 622 $ 11,160 $ 23,121
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 0.40%
Principal Government Money Market Fund
1.43%
(a),(b)
12,449,428 $ 12,449
Principal Exchange-Traded Funds - 22.11%
Principal Active Global Dividend Income ETF
( a)
3,580,000 104,954
Principal Active Income ETF
( a)
1,012,000 41,148
Principal Investment Grade Corporate Active
ETF
( a)
580,000 15,399
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
13,304,400 418,310
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
3,294,800 104,464
$ 684,275
Principal Funds, Inc. Class R-6 - 53.03%
Blue Chip Fund
( a)
14,461,387 404,196
Core Fixed Income Fund
( a)
15,319,530 152,123
Diversified International Fund
( a)
41,430,882 525,758
Diversified Real Asset Fund
( a)
9,308,520 107,048
Edge MidCap Fund
( a)
12,099,719 182,827
Global Real Estate Securities Fund
( a)
9,998,520 105,384
International Small Company Fund
( a)
5,233,061 57,930
Origin Emerging Markets Fund
( a)
5,382,292 59,797
Spectrum Preferred and Capital Securities Income
Fund
( a)
4,396,587 46,120
$ 1,641,183
Principal Funds, Inc. Institutional Class - 24.52%
Equity Income Fund
( a)
15,776,262 526,296
Government & High Quality Bond Fund
( a)
8,962,455 94,823
Short-Term Income Fund
( a)
11,126,049 137,518
$ 758,637
TOTAL INVESTMENT COMPANIES $ 3,096,544
Total Investments $ 3,096,544
Other Assets and Liabilities -  (0.06)% (1,965)
TOTAL NET ASSETS - 100.00% $ 3,094,579
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 52.87%
Fixed Income Funds 32.74%
International Equity Funds 10.59%
Specialty Funds 3.46%
Money Market Funds 0.40%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 375,472 $ 17,941 $ 13,446 $ 404,196
Core Fixed Income Fund 150,120 1,575 1,558 152,123
Diversified International Fund 522,917 12,909 18,899 525,758
Diversified Real Asset Fund 108,274 2,699 3,459 107,048
Edge MidCap Fund 183,785 7,685 6,447 182,827
Equity Income Fund 525,258 17,338 17,092 526,296
Global Real Estate Securities Fund 106,781 4,401 2,385 105,384
Government & High Quality Bond Fund 94,691 1,180 1,404 94,823
International Small Company Fund 58,855 1,789 2,243 57,930
Origin Emerging Markets Fund 61,517 1,152 2,955 59,797
Principal Active Global Dividend Income ETF 101,443 — — 104,954
Principal Active Income ETF 40,782 — — 41,148
Principal Government Money Market Fund 1.43% 7,808 4,641 — 12,449
Principal Investment Grade Corporate Active ETF 15,564 — — 15,399
Principal U.S. Mega-Cap Multi-Factor Index ETF 395,274 — — 418,310
Principal U.S. Small-Cap Multi-Factor Index ETF 102,963 — — 104,464
Short-Term Income Fund 137,658 1,214 1,909 137,518
Spectrum Preferred and Capital Securities Income Fund 47,789 667 2,963 46,120
$ 3,036,951 $ 75,191 $ 74,760 $ 3,096,544
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 3,041 $ 578 $ 14,633 $ 23,651
Core Fixed Income Fund 1,055 2 — 1,984
Diversified International Fund 12,172 544 — 8,287
Diversified Real Asset Fund 2,586 86 — (552)
Edge MidCap Fund 1,913 533 5,549 (2,729)
Equity Income Fund 2,472 608 14,272 184
Global Real Estate Securities Fund 1,190 160 3,022 (3,573)
Government & High Quality Bond Fund 664 — — 356
International Small Company Fund 1,715 92 — (563)
Origin Emerging Markets Fund 1,115 136 — (53)
Principal Active Global Dividend Income ETF 868 — — 3,511
Principal Active Income ETF 499 — — 366
Principal Government Money Market Fund 1.43% 36 — — —
Principal Investment Grade Corporate Active ETF 501 — 128 (165)
Principal U.S. Mega-Cap Multi-Factor Index ETF 2,117 — — 23,036
Principal U.S. Small-Cap Multi-Factor Index ETF 494 — — 1,501
Short-Term Income Fund 809 1 — 554
Spectrum Preferred and Capital Securities Income Fund 630 57 — 570
$ 33,877 $ 2,797 $ 37,604 $ 56,365
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 0.36%
Principal Government Money Market Fund
1.43%
(a),(b)
9,837,285 $ 9,837
Principal Exchange-Traded Funds - 15.34%
Principal Active Global Dividend Income ETF
(a)
7,277,100 213,340
Principal Active Income ETF
(a)
1,779,800 72,367
Principal Investment Grade Corporate Active
ETF
(a)
1,540,000 40,887
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
3,126,200 98,292
$ 424,886
Principal Funds, Inc. Class R-6 - 46.02%
Blue Chip Fund
(a)
1,844,483 51,553
Core Fixed Income Fund
(a)
68,230,888 677,533
Edge MidCap Fund
(a)
2,815,702 42,545
Global Diversified Income Fund
(a)
9,936,959 137,130
Global Real Estate Securities Fund
(a)
9,394,313 99,016
High Yield Fund
(a)
16,785,419 119,680
Spectrum Preferred and Capital Securities Income
Fund
(a)
13,995,933 146,818
$ 1,274,275
Principal Funds, Inc. Institutional Class - 38.30%
Equity Income Fund
(a)
5,772,614 192,574
Government & High Quality Bond Fund
(a)
32,888,095 347,956
Inflation Protection Fund
(a)
19,526,340 172,222
Short-Term Income Fund
(a)
28,131,747 347,709
$ 1,060,461
TOTAL INVESTMENT COMPANIES $ 2,769,459
Total Investments $ 2,769,459
Other Assets and Liabilities -  (0.02)% (565)
TOTAL NET ASSETS - 100.00% $ 2,768,894
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69.53%
Domestic Equity Funds 13.90%
International Equity Funds 11.28%
Specialty Funds 4.95%
Money Market Funds 0.36%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 46,364 $ 3,400 $ 1,239 $ 51,553
Core Fixed Income Fund 662,002 15,194 8,497 677,533
Edge MidCap Fund 41,613 2,507 1,042 42,545
Equity Income Fund 187,990 8,818 4,398 192,574
Global Diversified Income Fund 133,754 4,004 2,096 137,130
Global Real Estate Securities Fund 103,279 4,627 5,565 99,016
Government & High Quality Bond Fund 338,748 10,917 3,031 347,956
High Yield Fund 118,071 3,374 2,254 119,680
Inflation Protection Fund 171,714 2,751 5,960 172,222
Principal Active Global Dividend Income ETF 206,205 — — 213,340
Principal Active Income ETF 71,724 — — 72,367
Principal Government Money Market Fund 1.43% 4,990 4,847 — 9,837
Principal Investment Grade Corporate Active ETF 41,326 — — 40,887
Principal U.S. Mega-Cap Multi-Factor Index ETF 92,879 — — 98,292
Short-Term Income Fund 341,851 8,166 3,713 347,709
Spectrum Preferred and Capital Securities Income Fund 141,989 5,014 2,115 146,818
$ 2,704,499 $ 73,619 $ 39,910 $ 2,769,459
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 379 $ 9 $ 1,814 $ 3,019
Core Fixed Income Fund 4,672 (15) — 8,849
Edge MidCap Fund 438 41 1,270 (574)
Equity Income Fund 898 20 5,170 144
Global Diversified Income Fund 1,963 (26) — 1,494
Global Real Estate Securities Fund 1,144 335 2,901 (3,660)
Government & High Quality Bond Fund 2,400 (114) — 1,436
High Yield Fund 1,933 (59) — 548
Inflation Protection Fund 782 20 — 3,697
Principal Active Global Dividend Income ETF 1,764 — — 7,135
Principal Active Income ETF 877 — — 643
Principal Government Money Market Fund 1.43% 27 — — —
Principal Investment Grade Corporate Active ETF 1,332 — 340 (439)
Principal U.S. Mega-Cap Multi-Factor Index ETF 497 — — 5,413
Short-Term Income Fund 2,027 (2) — 1,407
Spectrum Preferred and Capital Securities Income Fund 1,944 — — 1,930
$ 23,077 $ 209 $ 11,495 $ 31,042
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.07% Shares Held Value (000's)
Money Market Funds - 0.44%
Principal Government Money Market Fund
1.43%
(a),(b)
8,408,081 $ 8,408
Principal Exchange-Traded Funds - 17.38%
Principal Active Global Dividend Income ETF
(a)
3,857,000 113,074
Principal U.S. Mega-Cap Multi-Factor Index
ETF
(a)
4,532,800 142,518
Principal U.S. Small-Cap Multi-Factor Index
ETF
(a)
2,534,500 80,359
$ 335,951
Principal Funds, Inc. Class R-6 - 61.34%
Blue Chip Fund
(a)
11,095,884 310,130
Diversified International Fund
(a)
32,257,786 409,351
Edge MidCap Fund
(a)
8,286,725 125,212
Global Real Estate Securities Fund
(a)
9,305,764 98,083
International Small Company Fund
(a)
4,075,731 45,118
LargeCap Growth Fund I
(a)
6,055,368 99,248
Origin Emerging Markets Fund
(a)
8,840,796 98,221
$ 1,185,363
Principal Funds, Inc. Institutional Class - 20.91%
Equity Income Fund
(a)
10,757,514 358,871
LargeCap Value Fund III
(a)
2,725,534 45,216
$ 404,087
TOTAL INVESTMENT COMPANIES $ 1,933,809
Total Investments $ 1,933,809
Other Assets and Liabilities -  (0.07)% (1,373)
TOTAL NET ASSETS - 100.00% $ 1,932,436
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60.11%
Fixed Income Funds 21.18%
International Equity Funds 18.34%
Money Market Funds 0.44%
Other Assets and Liabilities
(0.07)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 285,159 $ 14,089 $ 7,647 $ 310,130
Diversified International Fund 403,207 10,111 10,769 409,351
Edge MidCap Fund 124,535 5,345 3,150 125,212
Equity Income Fund 352,436 12,271 6,246 358,871
Global Real Estate Securities Fund 99,188 4,316 2,258 98,083
International Small Company Fund 47,362 1,412 3,327 45,118
LargeCap Growth Fund I 92,613 7,539 2,393 99,248
LargeCap Value Fund III 45,138 3,004 1,103 45,216
Origin Emerging Markets Fund 100,810 1,968 4,693 98,221
Principal Active Global Dividend Income ETF 109,292 — — 113,074
Principal Government Money Market Fund 1.43% 6,346 2,062 — 8,408
Principal U.S. Mega-Cap Multi-Factor Index ETF 134,670 — — 142,518
Principal U.S. Small-Cap Multi-Factor Index ETF 79,203 — — 80,359
$ 1,879,959 $ 62,117 $ 41,58 6 $ 1,933,809
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2,321 $ 388 $ 11,164 $ 18,141
Diversified International Fund 9,429 283 — 6,519
Edge MidCap Fund 1,304 229 3,777 (1,747)
Equity Income Fund 1,676 102 9,664 308
Global Real Estate Securities Fund 1,110 181 2,814 (3,344)
International Small Company Fund 1,345 148 — (477)
LargeCap Growth Fund I 250 55 7,119 1,434
LargeCap Value Fund III 1,045 30 1,856 (1,853)
Origin Emerging Markets Fund 1,828 165 — (29)
Principal Active Global Dividend Income ETF 935 — — 3,782
Principal Government Money Market Fund 1.43% 27 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 721 — — 7,848
Principal U.S. Small-Cap Multi-Factor Index ETF 380 — — 1,15 6
$ 22,371 $ 1,581 $ 36,394 $ 31,73 8
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.03% Shares Held Value (000's)
Money Market Funds - 1.03%
BlackRock Liquidity FedFund 1.49%
(a),(b)
1,457,570 $ 1,458
Principal Government Money Market Fund
1.43%
(a),(c)
54,661,163 54,661
$ 56,119
TOTAL INVESTMENT COMPANIES $ 56,119
BONDS - 91.09%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.70%
General Dynamics Corp
2.88%, 05/11/2020 $ 6,800 $ 6,821
3.00%, 05/11/2021 9,750 9,923
Northrop Grumman Corp
2.08%, 10/15/2020 4,850 4,860
Rockwell Collins Inc
3.20%, 03/15/2024 6,750 7,122
United Technologies Corp
1.90%, 05/04/2020 9,400 9,402
$ 38,128
Airlines - 0.23%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 9,278 9,734
Delta Air Lines 2012-1 Class A Pass Through
Trust
4.75%, 11/07/2021 2,790 2,811
$ 12,545
Automobile Asset Backed Securities - 7.15%
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021 6,390 6,420
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 9,066 9,126
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 6,800 6,883
Americredit Automobile Receivables Trust 2018-3
3.11%, 01/18/2022 4,405 4,415
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 7,033 7,060
2.97%, 11/20/2023 7,300 7,424
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 14,600 14,750
2.43%, 09/19/2022 9,196 9,222
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 11,000 11,027
Bank of The West Auto Trust 2018-1
3.09%, 04/15/2021
(d)
2,967 2,969
Bank of The West Auto Trust 2019-1
2.40%, 10/17/2022
(d)
7,012 7,036
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02/22/2021
(d)
2,682 2,686
3.27%, 06/20/2023
(d)
9,750 9,826
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022
(d)
4,402 4,410
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022
(d)
3,520 3,534
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022
(d)
4,780 4,798
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(d)
7,646 7,671
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022
(d)
9,576 9,586
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(d)
11,700 11,713
CPS Auto Trust
2.87%, 09/15/2021
(d)
907 908
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01/15/2027
(d)
12,327 12,359
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(d)
14,000 14,091
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(d)
$ 11,500 $ 11,746
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
14,600 15,495
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
11,700 12,498
OneMain Direct Auto Receivables Trust 2017-2
2.31%, 12/14/2021
(d)
267 267
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(d)
16,000 16,235
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
16,750 17,568
Santander Drive Auto Receivables Trust 2018-4
3.01%, 03/15/2022 715 715
Santander Drive Auto Receivables Trust 2019-1
2.91%, 01/18/2022 1,024 1,024
Santander Drive Auto Receivables Trust 2019-2
2.63%, 07/15/2022 9,949 9,965
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02/15/2022 15,750 15,764
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(d)
2,887 2,886
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 17,610
Westlake Automobile Receivables Trust 2018-2
2.84%, 09/15/2021
(d)
535 535
3.20%, 01/16/2024
(d)
7,800 7,828
Westlake Automobile Receivables Trust 2018-3
2.98%, 01/18/2022
(d)
3,757 3,767
3.32%, 10/16/2023
(d)
10,700 10,794
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022
(d)
7,179 7,208
3.26%, 10/17/2022
(d)
13,150 13,331
Westlake Automobile Receivables Trust 2019-2
2.57%, 02/15/2023
(d)
11,046 11,101
2.62%, 07/15/2024
(d)
8,800 8,885
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(d)
13,750 13,813
World Omni Select Auto Trust 2018-1
3.24%, 04/15/2022
(d)
3,148 3,155
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 20,500 20,551
$ 390,655
Automobile Floor Plan Asset Backed Securities - 1.43%
Ally Master Owner Trust
2.70%, 01/17/2023 14,250 14,380
3.29%, 05/15/2023 19,500 19,894
Ford Credit Floorplan Master Owner Trust A
2.08%, 10/15/2023 8,750 8,757
1.00 x 1 Month USD LIBOR + 0.40%
Navistar Financial Dealer Note Master Owner
Trust II
2.29%, 09/25/2023
(d)
11,500 11,521
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
2.18%, 11/15/2022
(d)
8,750 8,780
1.00 x 1 Month USD LIBOR + 0.50%
2.20%, 07/17/2023
(d)
14,600 14,664
1.00 x 1 Month USD LIBOR + 0.52%
$ 77,996
Automobile Manufacturers - 0.63%
Ford Motor Credit Co LLC
3.23%, 03/28/2022 5,000 4,979
3 Month USD LIBOR + 1.27%
General Motors Financial Co Inc
2.73%, 04/09/2021 9,700 9,746
3 Month USD LIBOR + 0.85%

Schedule of Investments
Short-Term Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
PACCAR Financial Corp
3.10%, 05/10/2021 $ 9,750 $ 9,916
Toyota Motor Credit Corp
2.60%, 01/11/2022 9,600 9,780
$ 34,421
Banks - 18.00%
Bank of America Corp
2.50%, 10/21/2022 12,000 12,154
2.63%, 10/19/2020 15,750 15,846
2.98%, 01/20/2023
(e)
28,400 28,869
3 Month USD LIBOR + 1.16%
3.00%, 12/20/2023
(f)
10,347 10,658
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 26,650
Bank of New York Mellon Corp/The
2.10%, 10/24/2024 9,750 9,872
2.50%, 04/15/2021 5,700 5,757
2.82%, 10/30/2023 24,500 24,920
3 Month USD LIBOR + 1.05%
BNP Paribas SA
3.50%, 03/01/2023
(d)
9,750 10,180
Capital One NA
2.92%, 01/30/2023 14,400 14,573
3 Month USD LIBOR + 1.15%
Citigroup Inc
2.70%, 03/30/2021 28,900 29,245
2.75%, 04/25/2022 19,800 20,106
3 Month USD LIBOR + 0.96%
3.34%, 09/01/2023 10,000 10,230
3 Month USD LIBOR + 1.43%
3.50%, 05/15/2023 9,750 10,217
4.00%, 08/05/2024 10,750 11,614
4.04%, 06/01/2024
(f)
4,750 5,065
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 9,750 9,815
Credit Suisse Group AG
2.59%, 09/11/2025
(d),(f)
5,000 5,082
United States Secured Overnight Financing
Rate + 1.56%
4.21%, 06/12/2024
(d),(f)
17,900 19,111
3 Month USD LIBOR + 1.24%
Credit Suisse Group Funding Guernsey Ltd
3.13%, 12/10/2020 700 707
Fifth Third Bancorp
2.60%, 06/15/2022 13,400 13,640
3.65%, 01/25/2024 9,800 10,427
4.30%, 01/16/2024 15,700 17,015
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/2021 7,700 7,757
Goldman Sachs Group Inc/The
2.60%, 04/23/2020 9,600 9,611
2.90%, 04/26/2022 10,450 10,561
3 Month USD LIBOR + 1.11%
2.97%, 04/23/2020 9,600 9,615
3 Month USD LIBOR + 1.16%
3.00%, 04/26/2022 24,050 24,408
3.20%, 02/23/2023 10,000 10,374
3.68%, 02/25/2021 9,600 9,763
3 Month USD LIBOR + 1.77%
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
9,300 9,456
3 Month USD LIBOR + 1.14%
3.95%, 05/18/2024
(f)
9,750 10,323
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc/OH
2.63%, 08/06/2024 9,800 10,065
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV
3.15%, 03/29/2022 $ 6,800 $ 6,983
JPMorgan Chase & Co
2.30%, 08/15/2021 9,500 9,525
2.69%, 04/25/2023 38,500 38,925
3 Month USD LIBOR + 0.90%
3.03%, 10/24/2023
(e)
15,000 15,294
3 Month USD LIBOR + 1.23%
3.88%, 09/10/2024 5,249 5,673
4.25%, 10/15/2020 22,250 22,642
KeyBank NA/Cleveland OH
2.40%, 06/09/2022 9,600 9,759
3.30%, 02/01/2022 4,750 4,900
KeyCorp
5.10%, 03/24/2021 20,000 20,766
Morgan Stanley
2.26%, 01/20/2023 9,800 9,813
United States Secured Overnight Financing
Rate + 0.70%
2.45%, 02/10/2021 8,200 8,201
3 Month USD LIBOR + 0.55%
3.20%, 10/24/2023 38,600 39,528
3 Month USD LIBOR + 1.40%
3.22%, 04/21/2021 20,700 21,018
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 10,200 10,867
5.50%, 07/24/2020 9,500 9,667
MUFG Union Bank NA
2.10%, 12/09/2022 14,750 14,880
PNC Bank NA
2.00%, 05/19/2020 9,250 9,255
2.26%, 05/19/2020 6,000 6,006
3 Month USD LIBOR + 0.36%
2.29%, 07/27/2022 9,600 9,670
3 Month USD LIBOR + 0.50%
2.70%, 11/01/2022 10,965 11,242
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 9,850 10,607
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(f)
9,750 10,474
3 Month USD LIBOR + 1.76%
Societe Generale SA
2.63%, 01/22/2025
(d)
13,700 13,852
State Street Corp
2.35%, 11/01/2025
(f)
9,800 9,978
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 24,100 25,123
Truist Bank
2.45%, 08/01/2022 15,500 15,781
2.49%, 08/02/2022 9,750 9,795
3 Month USD LIBOR + 0.59%
2.63%, 01/15/2022 14,400 14,642
Truist Financial Corp
2.05%, 05/10/2021 9,500 9,549
2.70%, 01/27/2022 3,832 3,899
2.90%, 03/03/2021 12,500 12,656
UBS AG/London
2.20%, 06/08/2020
(d)
11,500 11,512
UBS Group AG
3.49%, 05/23/2023
(d)
11,450 11,845
US Bancorp
2.44%, 01/24/2022
(e)
5,751 5,798
3 Month USD LIBOR + 0.64%
3.60%, 09/11/2024 14,400 15,509

Schedule of Investments
Short-Term Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 $ 14,750 $ 14,902
2.05%, 10/23/2020 9,700 9,721
2.65%, 05/23/2022 10,000 10,231
Wells Fargo & Co
2.41%, 10/30/2025
(f)
10,000 10,156
3 Month USD LIBOR + 0.83%
2.60%, 07/22/2020 5,000 5,019
3.07%, 01/24/2023 19,000 19,424
Wells Fargo Bank NA
2.31%, 07/23/2021 14,500 14,527
3 Month USD LIBOR + 0.50%
$ 983,300
Beverages - 0.87%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 19,250 21,232
Keurig Dr Pepper Inc
3.55%, 05/25/2021 16,250 16,627
PepsiCo Inc
2.15%, 10/14/2020 9,500 9,533
$ 47,392
Biotechnology - 0.52%
Amgen Inc
2.20%, 05/11/2020 4,800 4,805
2.65%, 05/11/2022 9,600 9,771
Biogen Inc
2.90%, 09/15/2020 14,000 14,095
$ 28,671
Building Materials - 0.31%
Martin Marietta Materials Inc
4.25%, 07/02/2024 15,415 16,679
Chemicals - 1.01%
Air Liquide Finance SA
1.75%, 09/27/2021
(d)
6,750 6,753
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 10,241
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
2.45%, 05/01/2020
(d)
4,832 4,836
3.30%, 05/01/2023
(d)
7,300 7,569
DuPont de Nemours Inc
4.21%, 11/15/2023 10,475 11,340
International Flavors & Fragrances Inc
3.40%, 09/25/2020 4,900 4,942
Westlake Chemical Corp
3.60%, 07/15/2022 9,272 9,561
$ 55,242
Commercial Mortgage Backed Securities - 0.58%
Ginnie Mae
0.43%, 09/16/2055
(g),(h)
19,227 510
0.65%, 01/16/2054
(g),(h)
38,561 1,111
0.67%, 10/16/2054
(g),(h)
43,660 1,272
0.70%, 02/16/2048
(g),(h)
22,560 701
0.82%, 02/16/2055
(g),(h)
65,213 1,841
0.84%, 01/16/2055
(g),(h)
89,572 3,118
0.89%, 06/16/2045
(g),(h)
44,581 2,109
1.07%, 08/16/2042
(g),(h)
22,126 713
1.22%, 10/16/2051
(g),(h)
2,825 179
1.23%, 02/16/2046
(g),(h)
54,507 2,722
1.37%, 12/16/2036
(g),(h)
48,118 2,229
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 9,256 9,253
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 6,005 5,980
$ 31,738
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 1.10%
Apple Inc
1.80%, 09/11/2024 $ 5,000 $ 5,034
1.90%, 02/07/2020 4,800 4,800
2.50%, 02/09/2022 9,600 9,773
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(d)
9,800 10,736
International Business Machines Corp
2.25%, 02/19/2021 9,500 9,561
2.50%, 01/27/2022 10,000 10,167
2.80%, 05/13/2021 9,800 9,952
$ 60,023
Consumer Products - 0.18%
Reckitt Benckiser Treasury Services PLC
2.49%, 06/24/2022
(d)
9,600 9,642
3 Month USD LIBOR + 0.56%
Credit Card Asset Backed Securities - 0.68%
BA Credit Card Trust
1.74%, 01/15/2025 37,000 37,224
Diversified Financial Services - 1.81%
American Express Co
2.75%, 05/20/2022 9,800 10,012
3.00%, 02/22/2021 18,594 18,827
3.70%, 11/05/2021 6,850 7,077
Capital One Bank USA NA
2.01%, 01/27/2023
(f)
19,750 19,814
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 4,900 5,246
GE Capital International Funding Co Unlimited
Co
2.34%, 11/15/2020 12,850 12,893
GTP Acquisition Partners I LLC
2.35%, 06/15/2045
(d),(i),(j)
10,100 10,027
USAA Capital Corp
2.45%, 08/01/2020
(d)
4,990 5,009
2.63%, 06/01/2021
(d)
9,800 9,934
$ 98,839
Electric - 6.05%
Alabama Power Co
2.45%, 03/30/2022 14,250 14,483
Alliant Energy Finance LLC
3.75%, 06/15/2023
(d)
16,400 17,258
Black Hills Corp
4.25%, 11/30/2023 27,000 28,959
CenterPoint Energy Inc
3.60%, 11/01/2021 14,700 15,127
Dominion Energy Inc
2.58%, 07/01/2020 15,098 15,143
2.72%, 08/15/2021
(h)
9,800 9,903
3.07%, 08/15/2024
(h)
9,800 10,172
DTE Energy Co
2.25%, 11/01/2022 9,750 9,824
2.53%, 10/01/2024 10,000 10,216
2.60%, 06/15/2022 9,800 9,956
Duke Energy Florida LLC
3.10%, 08/15/2021 5,750 5,856
Emera US Finance LP
2.70%, 06/15/2021 6,700 6,780
Evergy Inc
2.45%, 09/15/2024 9,300 9,460
Exelon Corp
3.50%, 06/01/2022 22,500 23,186
Florida Power & Light Co
2.31%, 05/06/2022 15,000 15,001
3 Month USD LIBOR + 0.40%
Indiantown Cogeneration LP
9.77%, 12/15/2020 1,548 1,601

Schedule of Investments
Short-Term Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
LG&E & KU Energy LLC
4.38%, 10/01/2021 $ 15,000 $ 15,484
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 10,000 10,104
2.90%, 04/01/2022 14,162 14,495
3.15%, 04/01/2024 5,600 5,885
Public Service Enterprise Group Inc
2.88%, 06/15/2024 7,900 8,173
San Diego Gas & Electric Co
1.91%, 02/01/2022 2,606 2,606
Sempra Energy
2.33%, 01/15/2021 14,500 14,503
3 Month USD LIBOR + 0.50%
2.40%, 02/01/2020 9,750 9,750
Southern California Edison Co
1.85%, 02/01/2022 4,181 4,143
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,628
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 19,590
WEC Energy Group Inc
3.38%, 06/15/2021 17,600 17,985
$ 330,271
Electronics - 0.57%
Fortive Corp
2.35%, 06/15/2021 11,700 11,764
Honeywell International Inc
1.85%, 11/01/2021 9,600 9,649
2.15%, 08/08/2022 9,800 9,935
$ 31,348
Environmental Control - 0.24%
Republic Services Inc
2.50%, 08/15/2024 5,650 5,789
Waste Management Inc
2.95%, 06/15/2024 6,900 7,213
$ 13,002
Finance - Mortgage Loan/Banker - 10.82%
Fannie Mae
1.25%, 08/17/2021 48,400 48,315
1.38%, 02/26/2021 54,700 54,644
1.63%, 01/07/2025 3,000 3,032
1.75%, 07/02/2024 34,400 34,950
1.88%, 12/28/2020 20,000 20,075
1.88%, 09/24/2026 78,450 80,116
2.00%, 01/05/2022 29,000 29,343
2.13%, 04/24/2026 170,500 176,899
2.50%, 02/05/2024 35,250 36,766
2.63%, 09/06/2024 16,250 17,150
Federal Home Loan Banks
2.63%, 10/01/2020 15,000 15,104
Freddie Mac
2.38%, 02/16/2021 29,500 29,772
2.75%, 06/19/2023 42,900 44,892
$ 591,058
Food - 1.01%
Conagra Brands Inc
2.55%, 10/22/2020 9,750 9,751
3 Month USD LIBOR + 0.75%
3.80%, 10/22/2021 19,346 20,027
Kraft Heinz Foods Co
2.47%, 02/10/2021 9,600 9,617
3 Month USD LIBOR + 0.57%
4.00%, 06/15/2023 4,850 5,145
Tyson Foods Inc
2.25%, 08/23/2021 5,750 5,793
2.34%, 08/21/2020 4,800 4,806
3 Month USD LIBOR + 0.45%
$ 55,139
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0.07%
NiSource Inc
2.65%, 11/17/2022 $ 4,000 $ 4,074
Healthcare - Services - 0.21%
Humana Inc
2.50%, 12/15/2020 4,900 4,926
UnitedHealth Group Inc
1.95%, 10/15/2020 6,750 6,765
$ 11,691
Home Builders - 0.18%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,981
Home Furnishings - 0.28%
Panasonic Corp
2.54%, 07/19/2022
(d)
9,800 9,944
2.68%, 07/19/2024
(d)
5,000 5,153
$ 15,097
Insurance - 3.74%
Allstate Corp/The
2.59%, 03/29/2023 12,500 12,600
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Inc
2.75%, 03/15/2023 5,500 5,688
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
26,875 29,391
MassMutual Global Funding II
2.00%, 04/15/2021
(d)
31,938 32,095
Metropolitan Life Global Funding I
1.95%, 09/15/2021
(d)
28,175 28,312
2.15%, 09/07/2020
(d)
9,750 9,771
United States Secured Overnight Financing
Rate + 0.57%
2.29%, 06/12/2020
(d)
6,750 6,759
3 Month USD LIBOR + 0.40%
3.60%, 01/11/2024
(d)
5,000 5,339
New York Life Global Funding
1.95%, 02/11/2020
(d)
17,100 17,100
2.00%, 04/13/2021
(d)
9,600 9,646
2.00%, 01/22/2025
(d)
9,800 9,890
2.30%, 06/10/2022
(d)
13,200 13,389
2.41%, 06/10/2022
(d)
24,000 24,187
3 Month USD LIBOR + 0.52%
$ 204,167
Lodging - 0.05%
Las Vegas Sands Corp
3.20%, 08/08/2024 2,900 2,994
Machinery - Construction & Mining - 0.18%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 9,700 9,943
Machinery - Diversified - 0.22%
John Deere Capital Corp
2.05%, 03/10/2020 4,650 4,652
2.65%, 01/06/2022 7,212 7,349
$ 12,001
Media - 0.48%
Discovery Communications LLC
3.25%, 04/01/2023 3,038 3,162
3.50%, 06/15/2022 4,443 4,604
Sky Ltd
3.13%, 11/26/2022
(d)
8,900 9,215
TWDC Enterprises 18 Corp
1.95%, 03/04/2020
(e)
9,500 9,501
$ 26,482
Mining - 0.20%
Glencore Finance Canada Ltd
4.25%, 10/25/2022
(d)
2,000 2,095

Schedule of Investments
Short-Term Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Glencore Funding LLC
4.13%, 05/30/2023
(d)
$ 8,300 $ 8,731
$ 10,826
Miscellaneous Manufacturers - 0.44%
Ingersoll-Rand Global Holding Co Ltd
2.90%, 02/21/2021 14,500 14,661
Siemens Financieringsmaatschappij NV
2.20%, 03/16/2020
(d)
9,650 9,656
$ 24,317
Mortgage Backed Securities - 7.31%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 12 13
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(d),(h)
14,263 14,548
CHL Mortgage Pass-Through Trust 2003-46
3.91%, 01/19/2034
(h)
358 366
CHL Mortgage Pass-Through Trust 2004-J7
5.00%, 09/25/2019 1 1
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 4
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(d),(h)
12,892 13,151
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(d),(h)
12,108 12,319
GS Mortage-Backed Securities Trust 2020-PJ1
3.50%, 05/01/2050
(d),(h)
9,900 10,137
JP Morgan Mortgage Trust 2004-A3
4.46%, 07/25/2034
(h)
494 502
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 141
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(h)
9,342 9,575
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(d),(h)
8,024 8,189
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(d),(h)
20,664 21,038
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(d),(h)
8,435 8,592
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(d),(h)
10,431 10,645
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(d),(h)
8,033 8,198
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(d),(h)
7,153 7,269
JP Morgan Mortgage Trust 2018-9
4.00%, 02/25/2049
(d),(h)
6,393 6,447
JP Morgan Mortgage Trust 2019-2
4.00%, 08/25/2049
(d),(h)
3,099 3,124
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(d),(h)
10,862 10,954
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(h)
6,208 6,481
PHH Mortgage Trust Series 2008-CIM1
4.03%, 06/25/2038 1,249 1,258
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 180 179
Provident Funding Mortgage Loan Trust 2005-1
2.24%, 05/25/2035 883 895
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02/25/2048
(d),(h)
16,548 16,857
PSMC 2018-2 Trust
3.50%, 06/25/2048
(d),(h)
13,578 13,824
PSMC 2018-3 Trust
4.00%, 08/25/2048
(d),(h)
10,393 10,480
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
PSMC 2018-4 Trust
4.00%, 11/25/2048
(d),(h)
$ 8,409 $ 8,443
PSMC 2019-1 Trust
4.00%, 07/25/2049
(d),(h)
8,488 8,553
PSMC 2020-1 Trust
3.50%, 01/25/2050
(d),(h)
19,600 20,046
RBSSP Resecuritization Trust 2009-7
2.19%, 06/26/2037
(d)
148 148
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(h)
6,139 5,996
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(h)
2,802 2,787
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(d),(h)
9,337 9,524
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(d),(h)
4,353 4,472
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(d),(h)
8,133 8,336
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(d),(h)
7,767 7,889
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(h)
9,445 9,616
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(d),(h)
4,180 4,217
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(d),(h)
4,059 4,092
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(d),(h)
10,473 10,575
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(d),(h)
3,778 3,801
Sequoia Mortgage Trust 2019-1
4.00%, 02/25/2049
(d),(h)
2,343 2,377
Sequoia Mortgage Trust 2019-2
4.00%, 06/25/2049
(d),(h)
13,167 13,344
Sequoia Mortgage Trust 2019-3
3.50%, 09/25/2049
(d),(h)
9,382 9,528
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(d),(h)
5,275 5,400
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(d),(h)
13,209 13,472
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(d),(h)
3,453 3,482
4.00%, 11/25/2048
(d),(h)
4,399 4,400
Wells Fargo Mortgage Backed Securities 2019-2
Trust
4.00%, 04/25/2049
(d),(h)
9,496 9,553
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(d),(h)
12,255 12,380
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(d),(h)
21,056 21,542
$ 399,160
Oil & Gas - 1.31%
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,371
Chevron Corp
2.90%, 03/03/2024 4,750 4,970
Cimarex Energy Co
4.38%, 06/01/2024 12,500 13,287
Occidental Petroleum Corp
3.15%, 08/13/2021 15,000 15,082
3 Month USD LIBOR + 1.25%
Phillips 66
2.58%, 04/15/2020
(d)
9,700 9,705
3 Month USD LIBOR + 0.75%

Schedule of Investments
Short-Term Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Shell International Finance BV
2.13%, 05/11/2020 $ 11,495 $ 11,509
2.38%, 08/21/2022 11,700 11,911
$ 71,835
Oil & Gas Services - 0.18%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 9,750 10,008
Other Asset Backed Securities - 7.24%
CCG Receivables Trust
2.80%, 09/14/2026
(d)
14,719 14,864
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(d)
1,712 1,717
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(d)
11,909 12,017
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(d)
19,600 19,691
Daimler Trucks Retail Trust 2019-1
2.77%, 04/15/2021
(d)
9,678 9,701
Drug Royalty III LP 1
3.43%, 10/15/2031
(d)
2,632 2,628
1.00 x 3 Month USD LIBOR + 1.60%
3.60%, 04/15/2027
(d)
1,595 1,600
3.98%, 04/15/2027
(d)
510 512
4.27%, 10/15/2031
(d)
3,196 3,296
4.33%, 04/15/2027
(d)
1,595 1,604
1.00 x 3 Month USD LIBOR + 2.50%
MMAF Equipment Finance LLC 2018-A
2.92%, 07/12/2021
(d)
3,265 3,271
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(d)
10,823 10,880
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(d)
4,737 4,752
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
3,030 3,028
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
9,496 9,802
PFS Financing Corp
2.23%, 10/15/2024
(d)
29,250 29,389
2.28%, 07/15/2022
(d)
19,250 19,244
1.00 x 1 Month USD LIBOR + 0.60%
2.40%, 10/17/2022
(d)
11,700 11,746
2.86%, 04/15/2024
(d)
9,750 9,948
3.19%, 04/17/2023
(d)
8,750 8,892
3.52%, 10/15/2023
(d)
6,750 6,911
Trafigura Securitisation Finance PLC 2017-1
2.53%, 12/15/2020
(d)
17,500 17,507
1.00 x 1 Month USD LIBOR + 0.85%
Trafigura Securitisation Finance PLC 2018-1
3.73%, 03/15/2022
(d)
22,000 22,516
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(d)
1,646 1,646
Verizon Owner Trust 2017-2
1.92%, 12/20/2021
(d)
5,282 5,285
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(d)
9,053 9,064
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(d)
15,500 15,613
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 23,400 23,865
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 13,500 13,792
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 19,500 19,769
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 23,000 23,176
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 22,000 22,120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(d)
$ 4,900 $ 4,969
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(d)
12,900 13,134
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(d)
9,750 9,767
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
7,594 7,893
$ 395,609
Pharmaceuticals - 2.67%
AbbVie Inc
2.15%, 11/19/2021
(d)
19,500 19,624
2.30%, 05/14/2021 14,800 14,897
2.50%, 05/14/2020 8,414 8,424
Bayer US Finance II LLC
3.50%, 06/25/2021
(d)
4,750 4,854
3.88%, 12/15/2023
(d)
5,800 6,195
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
8,350 8,717
3.25%, 08/15/2022
(d)
9,750 10,125
3.63%, 05/15/2024
(d)
8,100 8,660
Cigna Corp
3.40%, 09/17/2021 9,600 9,851
4.00%, 02/15/2022
(d)
7,080 7,325
4.75%, 11/15/2021
(d)
1,000 1,051
CVS Health Corp
2.63%, 08/15/2024 10,500 10,757
3.35%, 03/09/2021 14,216 14,462
Mead Johnson Nutrition Co
3.00%, 11/15/2020 4,750 4,796
Merck & Co Inc
2.90%, 03/07/2024 5,800 6,093
Pfizer Inc
2.80%, 03/11/2022 9,750 10,005
$ 145,836
Pipelines - 2.10%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,425
Columbia Pipeline Group Inc
3.30%, 06/01/2020 8,528 8,558
Enterprise Products Operating LLC
3.50%, 02/01/2022 19,500 20,151
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(d)
12,550 13,025
Kinder Morgan Inc/DE
3.11%, 01/15/2023 14,500 14,671
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 14,904
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
10,900 11,198
TransCanada PipeLines Ltd
4.12%, 05/15/2067 23,657 20,574
3 Month USD LIBOR + 2.21%
$ 114,506
REITs - 1.60%
Alexandria Real Estate Equities Inc
3.90%, 06/15/2023 9,750 10,348
American Tower Corp
2.40%, 03/15/2025 9,600 9,726
CubeSmart LP
4.38%, 12/15/2023 4,000 4,302
Healthcare Realty Trust Inc
3.75%, 04/15/2023 12,000 12,508
Omega Healthcare Investors Inc
4.95%, 04/01/2024 4,750 5,225

Schedule of Investments
Short-Term Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Tower Trust
2.88%, 07/15/2046
(d)
$ 9,600 $ 9,661
3.17%, 04/09/2047
(d)
9,600 9,769
Service Properties Trust
4.50%, 06/15/2023 4,800 5,037
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,956
Welltower Inc
3.75%, 03/15/2023 5,900 6,197
3.95%, 09/01/2023 4,237 4,519
$ 87,248
Retail - 0.74%
Home Depot Inc/The
1.80%, 06/05/2020 11,500 11,504
McDonald's Corp
2.63%, 01/15/2022 7,250 7,380
2.75%, 12/09/2020 8,256 8,319
Walmart Inc
1.90%, 12/15/2020 6,850 6,870
2.85%, 07/08/2024 6,000 6,301
$ 40,374
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(k)
1,200 —
Semiconductors - 0.56%
Broadcom Inc
3.13%, 04/15/2021
(d)
9,750 9,890
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,461
QUALCOMM Inc
2.60%, 01/30/2023 9,750 9,990
$ 30,341
Software - 0.52%
Adobe Inc
1.70%, 02/01/2023
(l)
11,750 11,821
Oracle Corp
1.90%, 09/15/2021 4,800 4,820
VMware Inc
2.95%, 08/21/2022 11,750 12,024
$ 28,665
Student Loan Asset Backed Securities - 4.64%
AccessLex Institute
2.75%, 07/01/2038 155 155
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 3 Month + 1.20%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
9,362 9,659
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
15,606 16,079
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
20,838 21,098
KeyCorp Student Loan Trust 2000-A
2.23%, 05/25/2029 1,173 1,170
1.00 x 3 Month USD LIBOR + 0.32%
Keycorp Student Loan Trust 2000-b
2.10%, 07/25/2029 9,435 9,288
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
2.32%, 01/25/2037 17,812 17,557
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
7,772 7,785
Navient Private Education Loan Trust 2014-CT
2.38%, 09/16/2024
(d)
811 811
1.00 x 1 Month USD LIBOR + 0.70%
Navient Private Education Loan Trust 2018-B
2.03%, 12/15/2059
(d)
1,500 1,500
1.00 x 1 Month USD LIBOR + 0.35%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2018-A
2.53%, 02/18/2042
(d)
$ 2,426 $ 2,429
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06/16/2042
(d)
2,667 2,677
Navient Private Education Refi Loan Trust
2018-D
1.98%, 12/15/2059
(d)
3,945 3,945
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01/15/2043
(d)
1,544 1,552
3.42%, 01/15/2043
(d)
4,900 5,044
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(d)
12,334 12,405
Navient Private Education Refi Loan Trust
2019-D
2.08%, 12/15/2059
(d)
8,042 8,035
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(d)
8,856 8,906
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08/15/2068
(d)
13,467 13,505
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(d)
19,600 19,823
Navient Private Education Refi Loan Trust
2020-A
2.33%, 11/15/2068
(d)
9,300 9,300
1.00 x 1 Month USD LIBOR + 0.35%
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(d)
7,847 7,907
Navient Student Loan Trust 2019-B
2.08%, 12/15/2059
(d)
4,855 4,850
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
2.29%, 06/15/2033 1,230 1,221
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
2.22%, 03/15/2024 11,314 11,280
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
2.18%, 06/15/2039 23,749 23,236
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
2.09%, 12/15/2039 13,739 13,392
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2018-A
2.03%, 03/16/2026
(d)
2,259 2,260
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2018-B
2.00%, 12/16/2024
(d)
914 914
1.00 x 1 Month USD LIBOR + 0.32%
SMB Private Education Loan Trust 2018-C
1.98%, 09/15/2025
(d)
2,021 2,020
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2019-A
2.03%, 02/16/2026
(d)
4,359 4,360
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
2.03%, 07/15/2026
(d)
9,233 9,234
1.00 x 1 Month USD LIBOR + 0.35%
$ 253,397

Schedule of Investments
Short-Term Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 1.86%
AT&T Inc
2.80%, 02/17/2021 $ 11,000 $ 11,108
2.80%, 02/15/2023 7,150 7,216
3 Month USD LIBOR + 0.89%
3.60%, 02/17/2023 4,800 5,038
Cisco Systems Inc
2.20%, 02/28/2021 4,750 4,777
Crown Castle Towers LLC
3.22%, 05/15/2022
(d)
11,430 11,625
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(d)
16,778 16,915
4.74%, 03/20/2025
(d)
28,050 29,628
Verizon Communications Inc
2.45%, 05/22/2020 4,800 4,807
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01/16/2024 9,750 10,398
$ 101,512
Transportation - 0.23%
Ryder System Inc
2.25%, 09/01/2021 4,800 4,830
3.75%, 06/09/2023 7,300 7,699
$ 12,529
Trucking & Leasing - 0.19%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
9,800 10,343
TOTAL BONDS $ 4,976,249
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 7.92%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
4.50%, 09/01/2035 $ 41 $ 44
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 47 47
$ 91
Federal National Mortgage Association (FNMA) - 0.01%
3.64%, 12/01/2032 13 14
1.00 x 12 Month USD LIBOR + 1.64%
3.92%, 10/01/2035 85 88
1.00 x 12 Month USD LIBOR + 1.67%
4.04%, 11/01/2032 24 26
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.05%, 11/01/2022 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.05%
4.30%, 07/01/2034 51 53
1.00 x 12 Month USD LIBOR + 1.65%
4.32%, 08/01/2034 30 31
1.00 x 12 Month USD LIBOR + 1.63%
4.32%, 02/01/2035 15 15
1.00 x 6 Month USD LIBOR + 2.07%
4.37%, 02/01/2037 60 62
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.13%
4.43%, 07/01/2034 13 14
1.00 x 12 Month USD LIBOR + 1.66%
4.82%, 11/01/2035 2 2
1.00 x Cost of funds for the 11th District of
San Francisco + 1.26%
4.88%, 01/01/2035 32 34
1.00 x 12 Month USD LIBOR + 1.75%
$ 340
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 $ 3 $ 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025 1 1
U.S. Treasury - 7.91%
1.38%, 08/31/2020 12,500 12,485
1.38%, 09/30/2020 15,000 14,981
1.38%, 05/31/2021 15,000 14,988
1.50%, 08/31/2021 19,500 19,529
1.63%, 06/30/2021 100,000 100,270
1.63%, 10/31/2023 19,000 19,217
1.63%, 05/15/2026 14,100 14,285
1.75%, 07/31/2021 150,000 150,744
1.88%, 07/31/2026 39,300 40,424
2.00%, 08/15/2025 24,500 25,322
2.63%, 05/15/2021 19,500 19,791
$ 432,036
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 432,471
Total Investments $ 5,464,839
Other Assets and Liabilities -  (0.04)% (1,998)
TOTAL NET ASSETS - 100.00% $ 5,462,841
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,458 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,759,196 or 32.20% of net assets.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is an Interest Only Strip.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) The value of these investments was determined using significant unobservable inputs.
(j) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $10,027 or
0.18% of net assets.
(k) Non-income producing security
(l) Security purchased on a when-issued basis.

Schedule of Investments
Short-Term Income Fund
January 31, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 25.15%
Asset Backed Securities 21.14%
Government 18.73%
Mortgage Securities 7.90%
Utilities 6.12%
Consumer, Non-cyclical 5.46%
Energy 3.59%
Industrial 3.08%
Communications 2.34%
Technology 2.18%
Consumer, Cyclical 2.11%
Basic Materials 1.21%
Money Market Funds 1.03%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 38,952 $ 780,854 $ 765,145 $ 54,661
$ 38,952 $ 780,854 $ 765,145 $ 54,661
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 249 $ — $ — $ —
$ 249 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SmallCap Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.46% Shares Held Value (000's)
Money Market Funds - 3.46%
BlackRock Liquidity FedFund 1.49%
(a),(b)
2,414,341 $ 2,415
Principal Government Money Market Fund
1.43%
(a),(b),(c)
21,432,236 21,432
$ 23,847
TOTAL INVESTMENT COMPANIES $ 23,847
COMMON STOCKS - 98.00% Shares Held Value (000's)
Aerospace & Defense - 1.62%
Aerojet Rocketdyne Holdings Inc
( d)
214,600 11,174
Agriculture - 1.61%
Darling Ingredients Inc
( d)
409,800 11,118
Automobile Parts & Equipment - 0.76%
Modine Manufacturing Co
( d)
172,700 1,214
Visteon Corp
( d)
50,700 4,046
$ 5,260
Banks - 7.91%
BancFirst Corp 37,500 2,168
Cathay General Bancorp 239,900 8,651
First Interstate BancSystem Inc 135,500 5,217
First Merchants Corp 114,300 4,543
First Midwest Bancorp Inc/IL 242,300 4,831
Flagstar Bancorp Inc 127,600 4,497
IBERIABANK Corp 131,900 9,590
Independent Bank Corp/MI 79,200 1,693
Lakeland Bancorp Inc 83,820 1,361
United Community Banks Inc/GA 266,050 7,428
WesBanco Inc 134,800 4,465
$ 54,444
Biotechnology - 4.12%
Acceleron Pharma Inc
( d)
55,000 4,993
Allogene Therapeutics Inc
( d),(e)
79,000 1,716
Bellicum Pharmaceuticals Inc
( d),(e)
366,901 448
Bluebird Bio Inc
( d)
22,100 1,761
Denali Therapeutics Inc
( d),(e)
120,300 2,786
DNIB Unwind Inc - Warrants
( d),(f),(g)
17,472 —
FibroGen Inc
( d)
85,300 3,570
Insmed Inc
( d)
169,500 3,481
Iovance Biotherapeutics Inc
( d)
81,400 1,770
MacroGenics Inc
( d)
132,000 1,221
Magenta Therapeutics Inc
( d)
174,000 2,067
Precision BioSciences Inc
( d)
173,800 1,406
Seattle Genetics Inc
( d)
29,400 3,187
$ 28,406
Building Materials - 0.81%
Builders FirstSource Inc
( d)
226,200 5,609
Chemicals - 0.69%
Cabot Corp 118,700 4,730
Commercial Services - 8.58%
AMN Healthcare Services Inc
( d)
158,900 10,707
BrightView Holdings Inc
( d)
268,700 4,245
Brink's Co/The 92,100 7,754
FTI Consulting Inc
( d)
88,400 10,613
HMS Holdings Corp
( d)
303,100 8,281
ICF International Inc 65,800 5,763
K12 Inc
( d)
212,500 3,430
Korn Ferry 91,900 3,766
Medifast Inc
( e)
27,400 2,648
Nesco Holdings Inc
( d),(e)
432,000 1,858
$ 59,065
Computers - 5.27%
CACI International Inc
( d)
35,400 9,467
ExlService Holdings Inc
( d)
84,500 6,178
Parsons Corp
( d)
179,200 7,329
Perspecta Inc 306,100 8,592
Ping Identity Holding Corp
( d),(e)
194,700 4,722
$ 36,288
Consumer Products - 0.69%
Central Garden & Pet Co - A Shares
( d)
159,580 4,781
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 3.98%
Hamilton Lane Inc 88,490 $ 5,747
Legg Mason Inc 63,700 2,494
LPL Financial Holdings Inc 43,800 4,035
Piper Sandler Cos 66,440 5,477
Stifel Financial Corp 149,211 9,653
$ 27,406
Electric - 2.76%
PNM Resources Inc 170,580 9,250
Portland General Electric Co 158,500 9,748
$ 18,998
Electrical Components & Equipment - 1.18%
EnerSys 95,800 6,894
nLight Inc
( d)
71,664 1,259
$ 8,153
Electronics - 3.77%
Advanced Energy Industries Inc
( d)
109,400 7,651
Atkore International Group Inc
( d)
80,800 3,208
SYNNEX Corp 67,400 9,285
Vishay Intertechnology Inc 285,550 5,794
$ 25,938
Engineering & Construction - 1.65%
Great Lakes Dredge & Dock Corp
( d)
380,000 3,978
MasTec Inc
( d)
128,100 7,398
$ 11,376
Entertainment - 2.82%
Eldorado Resorts Inc
( d)
175,400 10,486
Golden Entertainment Inc
( d)
170,990 2,934
Vail Resorts Inc 25,700 6,027
$ 19,447
Environmental Control - 0.95%
Tetra Tech Inc 76,200 6,523
Food - 0.96%
Performance Food Group Co
( d)
127,600 6,608
Forest Products & Paper - 0.20%
PH Glatfelter Co 81,100 1,354
Gas - 1.22%
Southwest Gas Holdings Inc 111,290 8,404
Healthcare - Products - 1.73%
Adaptive Biotechnologies Corp
( d)
32,500 972
Nevro Corp
( d)
48,900 6,499
RA Medical Systems Inc
( d),(e)
226,500 560
STAAR Surgical Co
( d)
115,400 3,882
$ 11,913
Healthcare - Services - 6.38%
Addus HomeCare Corp
( d)
101,700 9,594
Encompass Health Corp 120,100 9,251
Natera Inc
( d)
179,315 6,278
Syneos Health Inc
( d)
174,600 10,714
Teladoc Health Inc
( d)
79,700 8,106
$ 43,943
Home Builders - 1.32%
William Lyon Homes
( d)
393,160 9,117
Insurance - 3.85%
First American Financial Corp 62,500 3,874
Hanover Insurance Group Inc/The 62,200 8,620
Kemper Corp 94,470 7,030
MGIC Investment Corp 508,600 7,013
$ 26,537
Internet - 0.84%
Eventbrite Inc
( d)
205,700 4,350
Revolve Group Inc
( d),(e)
79,192 1,409
$ 5,759
Iron & Steel - 0.55%
Cleveland-Cliffs Inc 540,400 3,794

Schedule of Investments
SmallCap Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 2.37%
Lindblad Expeditions Holdings Inc
( d)
133,200 $ 2,197
OneSpaWorld Holdings Ltd 319,800 4,800
Planet Fitness Inc
( d)
115,100 9,299
$ 16,296
Lodging - 0.83%
Extended Stay America Inc 440,750 5,694
Machinery - Diversified - 0.54%
Columbus McKinnon Corp/NY 105,200 3,681
Media - 0.54%
World Wrestling Entertainment Inc 75,600 3,695
Metal Fabrication & Hardware - 1.57%
Advanced Drainage Systems Inc 87,962 3,657
Rexnord Corp 219,700 7,173
$ 10,830
Mining - 0.15%
Alcoa Corp
( d)
72,180 1,007
Miscellaneous Manufacturers - 1.35%
Hillenbrand Inc 253,700 7,365
Trinseo SA 66,500 1,910
$ 9,275
Oil & Gas - 1.39%
Callon Petroleum Co
( d)
501,200 1,504
Delek US Holdings Inc 84,000 2,307
PDC Energy Inc
( d)
86,600 1,870
Ring Energy Inc
( d)
525,100 1,134
Talos Energy Inc
( d)
111,100 2,437
Whiting Petroleum Corp
( d),(e)
76,700 348
$ 9,600
Oil & Gas Services - 0.61%
Matrix Service Co
( d)
76,700 1,543
Select Energy Services Inc
( d)
381,900 2,658
$ 4,201
Packaging & Containers - 0.84%
Graphic Packaging Holding Co 370,000 5,783
Pharmaceuticals - 2.35%
DexCom Inc
( d)
10,700 2,576
Horizon Therapeutics Plc
( d)
239,100 8,247
Revance Therapeutics Inc
( d)
241,100 5,393
$ 16,216
REITs - 8.24%
Agree Realty Corp 140,100 10,638
Brandywine Realty Trust 514,000 8,029
Cousins Properties Inc 216,801 8,874
First Industrial Realty Trust Inc 255,630 10,915
Ladder Capital Corp 325,300 5,969
Pebblebrook Hotel Trust 359,936 8,538
Two Harbors Investment Corp 247,860 3,782
$ 56,745
Retail - 3.24%
BJ's Wholesale Club Holdings Inc
( d)
319,151 6,549
Caleres Inc 266,230 4,672
Carvana Co
( d)
55,600 4,406
Ruth's Hospitality Group Inc 155,800 3,194
World Fuel Services Corp 89,300 3,494
$ 22,315
Semiconductors - 1.95%
Entegris Inc 191,370 9,905
SiTime Corp
( d)
138,000 3,508
$ 13,413
Software - 5.12%
Aspen Technology Inc
( d)
63,600 7,567
Ceridian HCM Holding Inc
( d)
46,125 3,381
Cloudflare Inc
( d)
123,700 2,209
Dynatrace Inc
( d)
76,200 2,386
Manhattan Associates Inc
( d)
101,000 8,631
SolarWinds Corp
( d)
384,403 7,273
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Sprout Social Inc
( d)
185,400 $ 3,806
$ 35,253
Telecommunications - 0.69%
Plantronics Inc 117,000 3,360
Switch Inc 88,400 1,415
$ 4,775
TOTAL COMMON STOCKS $ 674,924
Total Investments $ 698,771
Other Assets and Liabilities -  (1.46)% (10,029)
TOTAL NET ASSETS - 100.00% $ 688,742
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,944 or
1.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 26.42%
Financial 23.98%
Industrial 14.28%
Technology 12.34%
Consumer, Cyclical 11.34%
Utilities 3.98%
Money Market Funds 3.46%
Communications 2.07%
Energy 2.00%
Basic Materials 1.59%
Other Assets and Liabilities
(1.46)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 35,326 $ 92,115 $ 106,009 $ 21,432
$ 35,326 $ 92,115 $ 106,009 $ 21,432
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 54 $ — $ — $ —
$ 54 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.24% Shares Held Value (000's)
Money Market Funds - 5.18%
BlackRock Liquidity FedFund 1.49%
(a),(b)
10,175,141 $ 10,175
Principal Government Money Market Fund
1.43%
(a),(b),(c)
92,613,435 92,613
$ 102,788
Principal Exchange-Traded Funds - 0.06%
Principal Healthcare Innovators Index ETF
(c)
7,680 288
Principal U.S. Small-Cap Multi-Factor Index
ETF
(c)
27,757 880
$ 1,168
TOTAL INVESTMENT COMPANIES $ 103,956
COMMON STOCKS - 96.14% Shares Held Value (000's)
Advertising - 0.01%
Boston Omaha Corp
(d)
1,402 28
Fluent Inc
(d)
9,567 26
MDC Partners Inc
(d)
11,415 26
National CineMedia Inc 2,308 17
Quotient Technology Inc
(d)
1,488 15
Telaria Inc
(d)
7,035 72
$ 184
Aerospace & Defense - 2.07%
Aerojet Rocketdyne Holdings Inc
(d)
85,252 4,439
AeroVironment Inc
(d)
2,320 154
Astronics Corp
(d)
3,434 87
Barnes Group Inc 1,802 114
Coda Octopus Group Inc
(d),(e)
2,175 14
Ducommun Inc
(d)
468 19
HEICO Corp 48,560 5,945
Kaman Corp 523 32
Kratos Defense & Security Solutions Inc
(d)
409,249 7,506
Mercury Systems Inc
(d)
291,487 22,372
Moog Inc 4,708 422
National Presto Industries Inc 48 4
Triumph Group Inc 1,885 38
$ 41,146
Agriculture - 0.02%
Phibro Animal Health Corp 3,213 76
Turning Point Brands Inc
(e)
1,624 37
Vector Group Ltd 19,854 261
$ 374
Airlines - 0.03%
Allegiant Travel Co 2,297 386
Mesa Air Group Inc
(d)
1,923 17
Spirit Airlines Inc
(d)
6,018 247
$ 650
Apparel - 0.38%
Crocs Inc
(d)
7,626 289
Deckers Outdoor Corp
(d)
4,444 848
Kontoor Brands Inc 3,030 116
Oxford Industries Inc 1,738 121
Steven Madden Ltd 154,415 5,954
Superior Group of Cos Inc 1,113 13
Wolverine World Wide Inc 7,549 238
$ 7,579
Automobile Manufacturers - 0.00%
Blue Bird Corp
(d)
1,418 28
REV Group Inc 814 8
$ 36
Automobile Parts & Equipment - 0.05%
Dorman Products Inc
(d)
2,968 207
Douglas Dynamics Inc 4,605 242
Gentherm Inc
(d)
3,736 172
Meritor Inc
(d)
6,910 152
Miller Industries Inc/TN 208 7
Spartan Motors Inc 3,962 67
Standard Motor Products Inc 803 39
Telenav Inc
(d)
4,198 19
$ 905
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 2.11%
Alerus Financial Corp 304 $ 6
Ameris Bancorp 73,932 2,971
Atlantic Capital Bancshares Inc
(d)
465 9
Bank First Corp 935 59
Bank of NT Butterfield & Son Ltd/The 3,550 118
Bank7 Corp 182 3
Baycom Corp
(d)
915 21
Cambridge Bancorp 268 19
CenterState Bank Corp 138,400 3,122
Central Pacific Financial Corp 319 9
Century Bancorp Inc/MA 129 11
City Holding Co 598 45
CNB Financial Corp/PA 269 8
Coastal Financial Corp/WA
(d)
928 17
CrossFirst Bankshares Inc
(d)
34,000 464
Eagle Bancorp Inc 909 40
Esquire Financial Holdings Inc
(d)
683 16
FB Financial Corp 1,268 45
Fidelity D&D Bancorp Inc
(e)
132 8
First Financial Bankshares Inc 14,399 483
First Financial Corp/IN 359 15
First Foundation Inc 1,984 33
Glacier Bancorp Inc 1,402 59
Hanmi Financial Corp 859 14
HarborOne Bancorp Inc
(d)
2,397 26
Heritage Commerce Corp 1,284 15
Independent Bank Corp 318 23
Independent Bank Corp/MI 1,038 22
Independent Bank Group Inc 1,871 100
Investar Holding Corp 410 9
Kearny Financial Corp/MD 3,837 47
Lakeland Financial Corp 3,264 155
Meta Financial Group Inc 3,889 145
Midland States Bancorp Inc 575 15
National Bank Holdings Corp 1,521 50
Northeast Bank 229 5
Oak Valley Bancorp 175 3
PCSB Financial Corp 529 11
People's Utah Bancorp 359 9
Pinnacle Financial Partners Inc 88,183 5,208
Preferred Bank/Los Angeles CA 757 46
Prosperity Bancshares Inc 133,691 9,385
Provident Bancorp Inc
(d)
151 2
Red River Bancshares Inc
(d)
73 4
Reliant Bancorp Inc 242 5
Sandy Spring Bancorp Inc 59,460 2,069
Seacoast Banking Corp of Florida
(d)
2,483 67
ServisFirst Bancshares Inc 6,599 243
Stock Yards Bancorp Inc 809 31
TriState Capital Holdings Inc
(d)
1,270 29
Triumph Bancorp Inc
(d)
1,690 66
Union Bankshares Inc/Morrisville VT 273 9
United Community Banks Inc/GA 2,152 60
Unity Bancorp Inc 222 5
Veritex Holdings Inc 3,260 92
Walker & Dunlop Inc 1,026 68
Webster Financial Corp 170,058 7,629
West Bancorporation Inc 579 13
Westamerica Bancorporation 1,234 78
Western Alliance Bancorp 153,065 8,454
$ 41,793
Beverages - 0.19%
Boston Beer Co Inc/The
(d)
9,540 3,400
Celsius Holdings Inc
(d)
4,974 27
Coca-Cola Consolidated Inc 919 249
MGP Ingredients Inc
(e)
2,211 75
National Beverage Corp
(d),(e)
1,901 82
$ 3,833

Schedule of Investments
SmallCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 8.17%
ACADIA Pharmaceuticals Inc
(d)
16,391 $ 655
Acceleron Pharma Inc
(d)
55,693 5,056
ADMA Biologics Inc
(d)
7,166 28
Aduro Biotech Inc
(d)
7,600 13
Adverum Biotechnologies Inc
(d)
7,905 78
Affimed NV
(d)
9,282 24
Agenus Inc
(d)
15,582 58
AgeX Therapeutics Inc
(d)
3,896 5
Akero Therapeutics Inc
(d)
582 14
Albireo Pharma Inc
(d)
1,764 40
Alder Biopharmaceuticals Inc
(d),(e),(f),(g)
9,847 9
Aldeyra Therapeutics Inc
(d)
3,364 18
Allakos Inc
(d),(e)
46,889 3,386
Allogene Therapeutics Inc
(d)
135,837 2,951
Amicus Therapeutics Inc
(d)
37,288 330
AnaptysBio Inc
(d)
3,409 50
Anavex Life Sciences Corp
(d)
8,413 24
ANI Pharmaceuticals Inc
(d)
1,503 93
Apellis Pharmaceuticals Inc
(d)
8,157 335
Applied Therapeutics Inc
(d)
33,730 1,770
Aprea Therapeutics Inc
(d)
721 28
Arena Pharmaceuticals Inc
(d)
84,335 3,853
Arrowhead Pharmaceuticals Inc
(d)
13,594 570
Ascendis Pharma A/S ADR
(d)
36,838 4,977
Assembly Biosciences Inc
(d)
83,298 1,462
Atara Biotherapeutics Inc
(d)
7,574 100
Athersys Inc
(d)
22,692 31
Atreca Inc
(d)
812 15
Avid Bioservices Inc
(d)
7,555 50
Avrobio Inc
(d)
140,481 3,053
Baudax Bio Inc
(d),(e)
837 7
BeiGene Ltd ADR
(d)
19,960 3,041
BioCryst Pharmaceuticals Inc
(d)
16,185 46
Biohaven Pharmaceutical Holding Co Ltd
(d)
299,594 14,527
Black Diamond Therapeutics Inc
(d)
24,490 918
Blueprint Medicines Corp
(d)
164,414 10,432
Bridgebio Pharma Inc
(d)
2,572 89
Cabaletta Bio Inc
(d)
727 12
Calithera Biosciences Inc
(d)
850 5
Cara Therapeutics Inc
(d),(e)
5,736 92
CASI Pharmaceuticals Inc
(d)
6,625 19
CEL-SCI Corp
(d),(e)
3,531 46
Cerecor Inc
(d)
6,086 24
ChemoCentryx Inc
(d)
69,606 2,953
ChromaDex Corp
(d),(e)
8,512 38
Constellation Pharmaceuticals Inc
(d)
2,119 70
Cortexyme Inc
(d),(e)
1,554 73
Crinetics Pharmaceuticals Inc
(d),(e)
1,589 34
Cue Biopharma Inc
(d)
2,922 44
Cymabay Therapeutics Inc
(d)
12,541 19
CytomX Therapeutics Inc
(d)
6,543 49
Deciphera Pharmaceuticals Inc
(d)
93,258 5,841
Denali Therapeutics Inc
(d),(e)
7,062 164
Dicerna Pharmaceuticals Inc
(d)
142,314 2,810
Dynavax Technologies Corp
(d),(e)
11,693 59
Editas Medicine Inc
(d)
7,520 199
Eidos Therapeutics Inc
(d),(e)
1,675 89
Eiger BioPharmaceuticals Inc
(d)
3,890 48
Emergent BioSolutions Inc
(d)
6,633 365
Epizyme Inc
(d)
8,366 175
Esperion Therapeutics Inc
(d)
3,627 196
Evelo Biosciences Inc
(d),(e)
494 3
Exagen Inc
(d)
711 15
Fate Therapeutics Inc
(d)
8,823 224
FibroGen Inc
(d)
10,320 432
Forty Seven Inc
(d)
3,203 118
Frequency Therapeutics Inc
(d)
639 15
GlycoMimetics Inc
(d)
6,345 27
Gossamer Bio Inc
(d)
122,895 1,632
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Guardant Health Inc
(d)
96,448 $ 7,334
Halozyme Therapeutics Inc
(d)
20,851 396
Homology Medicines Inc
(d)
4,007 63
IGM Biosciences Inc
(d)
548 19
ImmunoGen Inc
(d)
11,693 55
Immunomedics Inc
(d)
23,102 429
Innoviva Inc
(d)
10,012 138
Inovio Pharmaceuticals Inc
(d),(e)
13,495 61
Insmed Inc
(d)
13,157 270
Intercept Pharmaceuticals Inc
(d)
3,677 340
Iovance Biotherapeutics Inc
(d)
349,000 7,588
Karuna Therapeutics Inc
(d)
506 48
Karyopharm Therapeutics Inc
(d)
108,954 1,760
Kezar Life Sciences Inc
(d)
108 —
Kindred Biosciences Inc
(d)
5,379 47
Kiniksa Pharmaceuticals Ltd
(d)
2,064 30
Krystal Biotech Inc
(d)
1,535 80
Lexicon Pharmaceuticals Inc
(d),(e)
7,594 24
Ligand Pharmaceuticals Inc
(d)
379 33
Livongo Health Inc
(d),(e)
2,253 54
LogicBio Therapeutics Inc
(d)
1,383 14
MacroGenics Inc
(d)
3,846 36
Magenta Therapeutics Inc
(d)
2,811 33
Marker Therapeutics Inc
(d),(e)
5,309 14
MEI Pharma Inc
(d)
12,657 29
MeiraGTx Holdings plc
(d)
2,679 49
Mirati Therapeutics Inc
(d)
49,266 4,278
Molecular Templates Inc
(d)
1,560 23
Mustang Bio Inc
(d)
4,038 15
Myriad Genetics Inc
(d)
1,361 38
NeoGenomics Inc
(d)
683,230 22,021
NextCure Inc
(d)
85,523 3,656
NGM Biopharmaceuticals Inc
(d)
3,892 63
Novavax Inc
(d),(e)
1,431 11
Omeros Corp
(d),(e)
7,694 98
Oncocyte Corp
(d)
3,112 8
Oncternal Therapeutics Inc
(d),(f),(g)
139 —
Organogenesis Holdings Inc
(d)
2,279 10
Oyster Point Pharma Inc
(d)
68,972 2,173
Pacific Biosciences of California Inc
(d)
20,370 95
Palatin Technologies Inc
(d)
35,872 23
Pfenex Inc
(d)
4,329 46
Phathom Pharmaceuticals Inc
(d)
1,318 44
Pieris Pharmaceuticals Inc
(d)
7,690 28
Precigen Inc
(d),(e)
3,634 17
Precision BioSciences Inc
(d)
75,822 613
Prevail Therapeutics Inc
(d)
1,135 21
PTC Therapeutics Inc
(d)
158,454 8,160
Puma Biotechnology Inc
(d)
4,501 35
Radius Health Inc
(d)
180,771 3,175
RAPT Therapeutics Inc
(d)
157 7
REGENXBIO Inc
(d)
4,892 213
Replimune Group Inc
(d)
157,166 2,499
resTORbio Inc
(d)
691 1
Retrophin Inc
(d)
6,016 93
Rigel Pharmaceuticals Inc
(d)
22,151 50
Rocket Pharmaceuticals Inc
(d)
4,313 88
Rubius Therapeutics Inc
(d),(e)
5,508 43
Sangamo Therapeutics Inc
(d)
11,820 87
Satsuma Pharmaceuticals Inc
(d)
700 17
Savara Inc
(d),(e)
6,653 17
Scholar Rock Holding Corp
(d)
2,742 34
Solid Biosciences Inc
(d),(e)
308 1
Sorrento Therapeutics Inc
(d),(e)
18,308 70
SpringWorks Therapeutics Inc
(d)
1,180 37
Stemline Therapeutics Inc
(d)
6,630 44
Stoke Therapeutics Inc
(d)
1,086 30
Syndax Pharmaceuticals Inc
(d)
3,553 33
Theravance Biopharma Inc
(d)
4,934 138

Schedule of Investments
SmallCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Tobira Therapeutics Inc - Rights
(d),(f),(g)
1,559 $ 2
Tocagen Inc
(d)
3,616 2
Translate Bio Inc
(d)
5,072 36
TransMedics Group Inc
(d)
90,449 1,584
Turning Point Therapeutics Inc
(d)
83,614 4,891
Twist Bioscience Corp
(d)
68,194 1,694
Tyme Technologies Inc
(d),(e)
9,238 13
Ultragenyx Pharmaceutical Inc
(d)
116,748 6,136
UNITY Biotechnology Inc
(d)
3,495 21
VBI Vaccines Inc
(d)
19,315 26
Veracyte Inc
(d)
6,862 180
Vericel Corp
(d)
121,365 1,991
Viela Bio Inc
(d)
606 24
Viking Therapeutics Inc
(d),(e)
785 5
Vir Biotechnology Inc
(d)
806 21
X4 Pharmaceuticals Inc
(d)
1,824 15
XBiotech Inc
(d)
2,777 62
Xencor Inc
(d)
6,983 237
Y-mAbs Therapeutics Inc
(d)
119,603 3,945
ZIOPHARM Oncology Inc
(d),(e)
23,701 93
$ 162,101
Building Materials - 1.73%
AAON Inc 4,568 240
American Woodmark Corp
(d)
3,066 336
Apogee Enterprises Inc 3,402 108
Armstrong World Industries Inc 72,679 7,292
Boise Cascade Co 2,328 84
Builders FirstSource Inc
(d)
18,172 451
Continental Building Products Inc
(d)
4,394 163
JELD-WEN Holding Inc
(d)
6,735 161
Louisiana-Pacific Corp 1,799 55
Masonite International Corp
(d)
4,278 321
Patrick Industries Inc 1,614 84
PGT Innovations Inc
(d)
4,265 66
Select Interior Concepts Inc
(d)
1,260 10
Simpson Manufacturing Co Inc 7,334 606
Summit Materials Inc
(d)
2,262 50
Trex Co Inc
(d)
242,385 23,812
Universal Forest Products Inc 9,063 434
US Concrete Inc
(d)
2,443 87
$ 34,360
Chemicals - 0.66%
A. Schulman Inc.
(d),(g)
5,668 3
Balchem Corp 3,540 382
Codexis Inc
(d)
8,246 129
Ferro Corp
(d)
7,371 101
GCP Applied Technologies Inc
(d)
5,974 133
HB Fuller Co 6,206 287
Ingevity Corp
(d)
111,897 7,298
Innospec Inc 3,386 341
Koppers Holdings Inc
(d)
2,047 64
Kraton Corp
(d)
1,408 23
OMNOVA Solutions Inc
(d)
6,677 68
Orion Engineered Carbons SA 6,113 96
PolyOne Corp 11,612 385
PQ Group Holdings Inc
(d)
139,779 2,140
Quaker Chemical Corp 6,019 999
Rogers Corp
(d)
3,190 376
Sensient Technologies Corp 3,754 224
Stepan Co 752 74
Tronox Holdings PLC 6,881 58
$ 13,181
Coal - 0.00%
Advanced Emissions Solutions Inc 3,018 34
Commercial Services - 7.73%
Aaron's Inc 9,710 576
AMN Healthcare Services Inc
(d)
7,727 521
ASGN Inc
(d)
7,388 500
Avalara Inc
(d)
101,167 8,613
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Avis Budget Group Inc
(d)
6,355 $ 208
Barrett Business Services Inc 1,142 95
BG Staffing Inc 1,182 24
Bright Horizons Family Solutions Inc
(d)
213,882 35,019
Brink's Co/The 7,984 672
Cardtronics PLC
(d)
6,266 282
Care.com Inc
(d)
3,489 52
Cass Information Systems Inc 2,202 119
Chegg Inc
(d)
885,570 36,513
Cimpress PLC
(d),(e)
2,187 262
Collectors Universe Inc 1,410 35
CorVel Corp
(d)
1,375 126
CRA International Inc 380 20
Cross Country Healthcare Inc
(d)
1,912 19
EVERTEC Inc 11,555 388
Evo Payments Inc
(d)
533,114 14,773
Forrester Research Inc
(d)
1,684 70
Franklin Covey Co
(d)
1,563 50
FTI Consulting Inc
(d)
1,022 123
Green Dot Corp
(d)
4,423 133
Hackett Group Inc/The 4,219 65
Harsco Corp
(d)
126,684 1,887
Healthcare Services Group Inc 8,357 214
HealthEquity Inc
(d)
198,713 13,127
Heidrick & Struggles International Inc 459 13
Herc Holdings Inc
(d)
341 14
HMS Holdings Corp
(d)
15,267 417
Huron Consulting Group Inc
(d)
1,457 94
ICF International Inc 2,332 204
Insperity Inc 53,482 4,673
International Money Express Inc
(d)
76,795 812
K12 Inc
(d)
817 13
Kforce Inc 3,094 115
Korn Ferry 6,253 256
Medifast Inc
(e)
1,671 161
Monro Inc 3,613 227
National Research Corp 1,916 130
Nesco Holdings Inc
(d),(e)
476,475 2,049
Perdoceo Education Corp
(d)
13,580 241
PRGX Global Inc
(d)
4,048 16
Priority Technology Holdings Inc
(d)
1,094 3
Progyny Inc
(d)
1,029 29
R1 RCM Inc
(d)
20,341 254
Rent-A-Center Inc/TX 9,472 276
Resources Connection Inc 2,108 32
Rosetta Stone Inc
(d)
491 8
ShotSpotter Inc
(d)
1,539 42
Strategic Education Inc 74,954 12,164
TriNet Group Inc
(d)
111,428 6,358
Viad Corp 2,192 142
WEX Inc
(d)
46,767 10,145
$ 153,374
Computers - 3.27%
Agilysys Inc
(d)
3,289 107
Cubic Corp 591 39
Diebold Nixdorf Inc
(d)
6,785 78
ExlService Holdings Inc
(d)
6,131 448
ForeScout Technologies Inc
(d)
155,966 4,447
Genpact Ltd 525,050 23,244
Insight Enterprises Inc
(d)
2,938 194
Lumentum Holdings Inc
(d)
28,636 2,170
MAXIMUS Inc 39,006 2,798
Mitek Systems Inc
(d)
7,039 69
MTS Systems Corp 985 50
OneSpan Inc
(d)
3,931 65
PAR Technology Corp
(d),(e)
1,819 62
Parsons Corp
(d)
2,892 118
Perspecta Inc 4,707 132
Ping Identity Holding Corp
(d)
1,910 46

Schedule of Investments
SmallCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
PlayAGS Inc
(d)
123,934 $ 1,274
Qualys Inc
(d)
5,833 500
Rapid7 Inc
(d)
309,769 18,394
Rimini Street Inc
(d)
5,338 27
Science Applications International Corp 9,424 827
SecureWorks Corp
(d)
433 7
Tenable Holdings Inc
(d)
5,586 152
TTEC Holdings Inc 2,256 90
Unisys Corp
(d)
6,102 59
USA Technologies Inc
(d),(e)
217,718 1,970
Varonis Systems Inc
(d)
86,280 7,218
Virtusa Corp
(d)
6,130 255
Vocera Communications Inc
(d)
5,117 113
$ 64,953
Consumer Products - 0.05%
Helen of Troy Ltd
(d)
4,029 762
WD-40 Co 1,502 280
$ 1,042
Cosmetics & Personal Care - 0.01%
elf Beauty Inc
(d)
1,245 20
Inter Parfums Inc 1,931 133
Revlon Inc
(d)
1,013 22
$ 175
Distribution & Wholesale - 2.79%
Core-Mark Holding Co Inc 6,803 159
EVI Industries Inc
(d),(e)
893 24
H&E Equipment Services Inc 228,223 6,188
IAA Inc
(d)
292,180 13,808
Pool Corp 41,020 8,996
SiteOne Landscape Supply Inc
(d)
270,087 26,077
Systemax Inc 1,616 38
$ 55,290
Diversified Financial Services - 3.04%
Ares Management Corp 275,302 9,927
Artisan Partners Asset Management Inc 4,844 162
Assetmark Financial Holdings Inc
(d)
188,105 5,518
Blucora Inc
(d)
4,100 93
Cohen & Steers Inc 3,574 264
Cowen Inc
(d)
2,298 37
Curo Group Holdings Corp 3,023 32
Deluxe Corp 1,654 80
Diamond Hill Investment Group Inc 399 56
Elevate Credit Inc
(d)
2,762 16
Enova International Inc
(d)
3,396 85
Federal Agricultural Mortgage Corp 474 36
Federated Hermes Inc 14,830 537
Focus Financial Partners Inc
(d)
4,497 127
GAMCO Investors Inc 808 13
Hamilton Lane Inc 224,739 14,597
Hannon Armstrong Sustainable Infrastructure
Capital Inc
2,173 74
Houlihan Lokey Inc 190,314 9,867
I3 Verticals Inc
(d)
2,518 81
Ladenburg Thalmann Financial Services Inc 16,562 58
LendingTree Inc
(d)
20,216 6,291
Marlin Business Services Corp 754 15
Moelis & Co 109,294 3,935
Mr Cooper Group Inc
(d)
5,963 74
Oportun Financial Corp
(d)
542 11
Paysign Inc
(d),(e)
5,604 49
PennyMac Financial Services Inc 871 29
PJT Partners Inc 1,958 90
Pzena Investment Management Inc 3,710 30
Regional Management Corp
(d)
939 26
Sculptor Capital Management Inc 1,502 35
Silvercrest Asset Management Group Inc 1,734 21
Stifel Financial Corp 123,284 7,975
Virtus Investment Partners Inc 116 14
WisdomTree Investments Inc 7,515 32
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
World Acceptance Corp
(d)
457 $ 40
$ 60,327
Electric - 0.03%
Atlantic Power Corp
(d)
11,283 27
El Paso Electric Co 1,675 114
Genie Energy Ltd 1,991 14
MGE Energy Inc 1,380 110
Ormat Technologies Inc 2,435 193
Otter Tail Corp 1,878 101
Spark Energy Inc 2,331 22
$ 581
Electrical Components & Equipment - 1.58%
EnerSys 3,107 224
Generac Holdings Inc
(d)
39,217 4,062
Graham Corp 403 7
Littelfuse Inc 80,178 14,184
Novanta Inc
(d)
123,122 11,171
Vicor Corp
(d)
32,824 1,643
$ 31,291
Electronics - 1.20%
Advanced Energy Industries Inc
(d)
6,304 441
Alarm.com Holdings Inc
(d)
65,268 2,867
Allied Motion Technologies Inc 1,119 51
Atkore International Group Inc
(d)
8,540 339
Badger Meter Inc 5,137 303
Brady Corp 6,926 384
FARO Technologies Inc
(d)
2,417 125
Fitbit Inc
(d)
5,590 36
Fluidigm Corp
(d)
12,900 50
II-VI Inc
(d)
6,372 214
IntriCon Corp
(d)
1,693 29
Itron Inc
(d)
5,743 470
Kimball Electronics Inc
(d)
547 9
Mesa Laboratories Inc 644 169
Napco Security Technologies Inc
(d)
1,878 55
NVE Corp 821 60
OSI Systems Inc
(d)
93,725 8,111
Plexus Corp
(d)
1,426 101
Sanmina Corp
(d)
4,365 139
Stoneridge Inc
(d)
785 22
Transcat Inc
(d)
1,181 36
Vishay Precision Group Inc
(d)
1,387 48
Watts Water Technologies Inc 2,950 294
Woodward Inc 80,691 9,385
ZAGG Inc
(d)
1,003 8
$ 23,746
Energy - Alternate Sources - 0.04%
Enphase Energy Inc
(d),(e)
10,157 320
Plug Power Inc
(d)
36,003 139
Sunrun Inc
(d)
12,466 212
TerraForm Power Inc 10,706 194
$ 865
Engineering & Construction - 1.24%
Arcosa Inc 47,730 2,088
Comfort Systems USA Inc 6,573 305
Construction Partners Inc
(d)
1,273 21
Dycom Industries Inc
(d)
2,669 108
EMCOR Group Inc 6,896 567
Exponent Inc 8,463 616
Granite Construction Inc 933 25
Great Lakes Dredge & Dock Corp
(d)
8,448 88
IES Holdings Inc
(d)
785 20
Iteris Inc
(d)
5,971 30
MasTec Inc
(d)
9,955 575
Mistras Group Inc
(d)
459 5
MYR Group Inc
(d)
2,513 72
NV5 Global Inc
(d),(e)
62,188 3,863
Primoris Services Corp 4,603 98
Sterling Construction Co Inc
(d)
1,536 20

Schedule of Investments
SmallCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
TopBuild Corp
(d)
139,657 $ 15,992
VSE Corp 182 6
WillScot Corp
(d)
5,197 98
$ 24,597
Entertainment - 1.12%
Churchill Downs Inc 70,992 10,250
Eldorado Resorts Inc
(d)
7,281 435
Eros International PLC
(d),(e)
1,549 4
Everi Holdings Inc
(d)
361,462 4,518
Golden Entertainment Inc
(d)
1,555 27
IMAX Corp
(d)
7,877 130
Liberty Media Corp-Liberty Braves - A Shares
(d)
1,780 52
Liberty Media Corp-Liberty Braves - C Shares
(d)
5,453 159
Marriott Vacations Worldwide Corp 1,638 197
Monarch Casino & Resort Inc
(d)
1,449 78
Penn National Gaming Inc
(d)
3,848 115
Red Rock Resorts Inc 7,822 192
Scientific Games Corp
(d)
6,228 155
SeaWorld Entertainment Inc
(d)
169,225 5,831
Twin River Worldwide Holdings Inc 2,712 72
$ 22,215
Environmental Control - 2.40%
Advanced Disposal Services Inc
(d)
7,668 253
Casella Waste Systems Inc
(d)
5,061 259
CECO Environmental Corp
(d)
754 6
Covanta Holding Corp 13,311 199
Energy Recovery Inc
(d)
5,684 58
Evoqua Water Technologies Corp
(d)
8,406 168
Heritage-Crystal Clean Inc
(d)
1,727 49
Pure Cycle Corp
(d)
3,322 43
Tetra Tech Inc 233,773 20,011
US Ecology Inc 2,709 146
Waste Connections Inc 275,303 26,515
$ 47,707
Food - 2.34%
B&G Foods Inc
(e)
1,330 21
BellRing Brands Inc
(d)
323,288 6,996
Bridgford Foods Corp
(d)
476 9
Calavo Growers Inc 2,791 214
Chefs' Warehouse Inc/The
(d)
277,300 10,094
Grocery Outlet Holding Corp
(d)
253,621 8,304
Hain Celestial Group Inc/The
(d)
504,121 12,205
HF Foods Group Inc
(d)
1,591 28
J&J Snack Foods Corp 2,354 390
John B Sanfilippo & Son Inc 1,392 117
Lancaster Colony Corp 1,513 234
Nathan's Famous Inc 293 19
Performance Food Group Co
(d)
16,112 834
Sanderson Farms Inc 2,705 373
Simply Good Foods Co/The
(d)
283,020 6,501
Tootsie Roll Industries Inc 2,408 82
$ 46,421
Forest Products & Paper - 0.01%
Neenah Inc 2,617 174
Verso Corp
(d)
519 9
$ 183
Gas - 0.02%
Chesapeake Utilities Corp 2,768 267
New Jersey Resources Corp 796 33
Northwest Natural Holding Co 519 38
South Jersey Industries Inc 2,832 87
Southwest Gas Holdings Inc 676 51
$ 476
Hand & Machine Tools - 0.37%
Franklin Electric Co Inc 7,500 433
Luxfer Holdings PLC 3,928 63
MSA Safety Inc 50,485 6,845
$ 7,341
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 5.43%
10X Genomics Inc
(d)
69,759 $ 6,375
Accelerate Diagnostics Inc
(d),(e)
4,262 72
Accuray Inc
(d)
14,932 58
Alphatec Holdings Inc
(d)
6,327 44
Apyx Medical Corp
(d)
2,367 18
AtriCure Inc
(d)
97,910 3,809
Atrion Corp 231 166
Axogen Inc
(d)
6,033 75
BioLife Solutions Inc
(d)
1,675 23
BioTelemetry Inc
(d)
6,107 299
Cardiovascular Systems Inc
(d)
3,787 172
CareDx Inc
(d)
5,689 137
Castle Biosciences Inc
(d)
535 17
Celcuity Inc
(d)
992 11
Cerus Corp
(d)
19,733 79
Conformis Inc
(d)
14,863 15
CONMED Corp 4,605 468
CryoLife Inc
(d)
5,689 169
Cutera Inc
(d)
2,569 72
CytoSorbents Corp
(d),(e)
6,503 32
Establishment Labs Holdings Inc
(d),(e)
80,842 2,205
GenMark Diagnostics Inc
(d)
10,469 56
Glaukos Corp
(d)
4,290 241
Globus Medical Inc
(d)
12,386 648
Haemonetics Corp
(d)
57,199 6,143
Hanger Inc
(d)
1,214 30
Inogen Inc
(d)
2,848 126
Inspire Medical Systems Inc
(d)
2,082 156
Insulet Corp
(d)
43,010 8,346
Integer Holdings Corp
(d)
73,590 6,284
Integra LifeSciences Holdings Corp
(d)
221,633 12,199
Intersect ENT Inc
(d)
4,763 123
iRadimed Corp
(d)
1,296 33
iRhythm Technologies Inc
(d)
127,511 10,919
Lantheus Holdings Inc
(d)
6,319 111
LeMaitre Vascular Inc 2,458 88
LivaNova PLC
(d)
48,872 3,321
Meridian Bioscience Inc 1,994 20
Merit Medical Systems Inc
(d)
84,367 3,073
Misonix Inc
(d)
1,756 29
NanoString Technologies Inc
(d)
4,723 128
Natus Medical Inc
(d)
5,212 163
Nevro Corp
(d)
3,294 438
Novocure Ltd
(d)
9,607 783
NuVasive Inc
(d)
8,486 654
Orthofix Medical Inc
(d)
2,279 99
OrthoPediatrics Corp
(d)
22,913 1,053
Penumbra Inc
(d)
45,329 7,953
Pulse Biosciences Inc
(d),(e)
2,024 28
Quanterix Corp
(d)
2,337 63
Quidel Corp
(d)
6,036 464
Repligen Corp
(d)
8,314 835
Rockwell Medical Inc
(d)
11,492 30
SeaSpine Holdings Corp
(d)
56,590 835
Shockwave Medical Inc
(d)
2,802 122
Sientra Inc
(d)
5,767 35
Silk Road Medical Inc
(d)
214,388 9,978
Soliton Inc
(d)
1,199 14
STAAR Surgical Co
(d)
4,945 166
Surmodics Inc
(d)
2,106 83
Tactile Systems Technology Inc
(d)
164,418 9,238
Tandem Diabetes Care Inc
(d)
79,504 6,046
Utah Medical Products Inc 505 47
Varex Imaging Corp
(d)
62,403 1,725
ViewRay Inc
(d)
12,140 38
Wright Medical Group NV
(d)
13,963 421
Zynex Inc
(d),(e)
3,673 35
$ 107,736

Schedule of Investments
SmallCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 4.45%
Addus HomeCare Corp
(d)
43,250 $ 4,080
Amedisys Inc
(d)
4,975 878
American Renal Associates Holdings Inc
(d)
2,078 19
Apollo Medical Holdings Inc
(d)
1,632 29
Catalent Inc
(d)
216,374 13,220
Catasys Inc
(d),(e)
1,843 32
Cellular Biomedicine Group Inc
(d)
1,343 23
Charles River Laboratories International Inc
(d)
124,815 19,294
Ensign Group Inc/The 8,886 402
Genesis Healthcare Inc
(d)
18,873 28
ICON PLC
(d)
57,880 9,760
Invitae Corp
(d)
250,820 4,678
Joint Corp/The
(d)
2,706 45
LHC Group Inc
(d)
92,569 13,492
Magellan Health Inc
(d)
2,735 200
Medpace Holdings Inc
(d)
4,798 410
Natera Inc
(d)
9,065 317
Neuronetics Inc
(d)
3,643 13
Pennant Group Inc/The
(d)
3,948 104
Personalis Inc
(d)
1,884 21
Providence Service Corp/The
(d)
1,844 120
RadNet Inc
(d)
6,540 148
Select Medical Holdings Corp
(d)
18,928 432
SI-BONE Inc
(d)
2,783 59
Surgery Partners Inc
(d)
724 12
Syneos Health Inc
(d)
1,759 108
Teladoc Health Inc
(d)
193,101 19,640
Tenet Healthcare Corp
(d)
10,638 337
US Physical Therapy Inc 2,439 286
Vapotherm Inc
(d)
2,657 28
$ 88,215
Home Builders - 0.99%
Cavco Industries Inc
(d)
1,543 346
Century Communities Inc
(d)
1,945 58
Green Brick Partners Inc
(d)
799 9
Installed Building Products Inc
(d)
4,159 308
KB Home 4,329 163
LCI Industries 4,170 450
LGI Homes Inc
(d)
2,176 174
Meritage Homes Corp
(d)
90,184 6,399
Skyline Champion Corp
(d)
281,770 8,101
Taylor Morrison Home Corp
(d)
133,612 3,458
Winnebago Industries Inc 4,421 242
$ 19,708
Home Furnishings - 0.61%
Hamilton Beach Brands Holding Co 1,699 27
Hooker Furniture Corp 459 11
iRobot Corp
(d),(e)
3,016 142
Purple Innovation Inc
(d)
407 5
Sleep Number Corp
(d)
224,219 11,568
Sonos Inc
(d)
10,728 147
Universal Electronics Inc
(d)
1,917 95
$ 11,995
Insurance - 1.52%
BRP Group Inc
(d)
175,922 2,653
Crawford & Co 2,851 25
eHealth Inc
(d)
30,046 3,160
Enstar Group Ltd
(d)
426 83
Essent Group Ltd 7,801 387
FedNat Holding Co 1,390 22
Global Indemnity Ltd 354 11
Goosehead Insurance Inc
(e)
1,626 85
Health Insurance Innovations Inc
(d),(e)
1,694 39
Heritage Insurance Holdings Inc 742 9
Investors Title Co 69 11
James River Group Holdings Ltd 1,650 71
Kinsale Capital Group Inc 2,243 256
National General Holdings Corp 7,366 160
NMI Holdings Inc
(d)
10,475 334
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Palomar Holdings Inc
(d)
222,350 $ 11,885
ProSight Global Inc
(d)
900 13
RLI Corp 6,004 558
Selective Insurance Group Inc 4,274 283
State Auto Financial Corp 330 10
Trupanion Inc
(d),(e)
312,505 9,975
United Fire Group Inc 276 12
Universal Insurance Holdings Inc 1,560 38
$ 30,080
Internet - 4.00%
1-800-Flowers.com Inc
(d)
4,388 67
8x8 Inc
(d)
10,553 196
Anaplan Inc
(d)
158,051 9,102
Boingo Wireless Inc
(d)
55,189 620
Cardlytics Inc
(d)
1,567 132
Cargurus Inc
(d)
12,026 429
Cars.com Inc
(d)
1,962 23
ChannelAdvisor Corp
(d)
5,354 50
Cogent Communications Holdings Inc 77,162 5,473
Despegar.com Corp
(d)
227,588 3,371
Endurance International Group Holdings Inc
(d)
12,825 61
ePlus Inc
(d)
1,793 143
Etsy Inc
(d)
200,202 9,772
Eventbrite Inc
(d)
5,490 116
EverQuote Inc
(d)
53,895 1,977
Groupon Inc
(d)
50,047 144
HealthStream Inc
(d)
1,997 51
Limelight Networks Inc
(d)
7,768 39
MakeMyTrip Ltd
(d)
409,642 9,422
Meet Group Inc/The
(d)
8,080 43
Mimecast Ltd
(d)
331,783 16,931
NIC Inc 13,834 273
OptimizeRx Corp
(d)
2,567 28
Perficient Inc
(d)
108,881 5,411
Proofpoint Inc
(d)
9,379 1,152
Q2 Holdings Inc
(d)
41,393 3,609
QuinStreet Inc
(d)
7,392 96
RealReal Inc/The
(d),(e)
368,244 5,328
Rubicon Project Inc/The
(d)
5,594 52
Shutterstock Inc 2,905 126
Stitch Fix Inc
(d),(e)
202,978 4,649
TechTarget Inc
(d)
3,475 88
Travelzoo
(d)
943 10
TrueCar Inc
(d)
14,443 53
Tucows Inc
(d)
1,521 92
Yelp Inc
(d)
7,577 247
Zix Corp
(d)
9,519 64
$ 79,440
Investment Companies - 0.00%
Altus Midstream Co
(d)
7,719 16
Iron & Steel - 0.07%
AK Steel Holding Corp
(d)
23,042 63
Carpenter Technology Corp 30,680 1,219
Cleveland-Cliffs Inc 9,920 70
$ 1,352
Leisure Products & Services - 2.15%
Camping World Holdings Inc 5,491 86
Clarus Corp 300,580 3,972
Fox Factory Holding Corp
(d)
4,178 275
Johnson Outdoors Inc 617 49
Liberty TripAdvisor Holdings Inc
(d)
11,422 67
Lindblad Expeditions Holdings Inc
(d)
258,445 4,262
Malibu Boats Inc
(d)
3,225 141
Marine Products Corp 1,573 22
MasterCraft Boat Holdings Inc
(d)
3,037 53
OneSpaWorld Holdings Ltd
(e)
459,820 6,902
Planet Fitness Inc
(d)
264,581 21,376
YETI Holdings Inc
(d),(e)
148,111 5,385
$ 42,590

Schedule of Investments
SmallCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.76%
Boyd Gaming Corp 13,009 $ 388
Choice Hotels International Inc 147,027 14,732
$ 15,120
Machinery - Construction & Mining - 0.64%
Argan Inc 1,840 77
BWX Technologies Inc 190,873 12,138
SPX Corp
(d)
6,617 325
Terex Corp 5,332 135
$ 12,675
Machinery - Diversified - 2.60%
Alamo Group Inc 957 119
Albany International Corp 5,434 379
Applied Industrial Technologies Inc 4,231 273
Cactus Inc 147,635 4,255
Chart Industries Inc
(d)
246,380 15,763
Columbus McKinnon Corp/NY 2,193 77
CSW Industrials Inc 3,026 230
Gardner Denver Holdings Inc
(d)
207,128 7,314
Gencor Industries Inc
(d)
481 5
Gorman-Rupp Co/The 656 24
Ichor Holdings Ltd
(d)
1,113 37
IDEX Corp 48,411 7,932
Kadant Inc 2,157 230
Lindsay Corp 579 58
Mueller Water Products Inc - Class A 10,347 121
Nordson Corp 51,000 8,612
Ranpak Holdings Corp
(d)
749,214 5,724
Tennant Co 3,497 270
Welbilt Inc
(d)
14,658 221
$ 51,644
Media - 0.03%
Central European Media Enterprises Ltd
(d)
14,409 64
Entravision Communications Corp 3,786 8
Gray Television Inc
(d)
7,485 152
Hemisphere Media Group Inc
(d)
2,962 40
Meredith Corp
(e)
7,163 215
Value Line Inc 295 10
$ 489
Metal Fabrication & Hardware - 0.45%
Advanced Drainage Systems Inc 4,788 199
AZZ Inc 905 37
Helios Technologies Inc 3,265 139
Lawson Products Inc/DE
(d)
791 37
LB Foster Co
(d)
246 4
Mayville Engineering Co Inc
(d)
1,934 15
Mueller Industries Inc 6,538 191
Omega Flex Inc 536 57
RBC Bearings Inc
(d)
51,334 7,983
Rexnord Corp 3,698 121
Ryerson Holding Corp
(d)
2,568 26
Worthington Industries Inc 2,148 79
$ 8,888
Mining - 0.03%
Compass Minerals International Inc 3,777 219
Kaiser Aluminum Corp 1,591 159
Novagold Resources Inc
(d)
18,177 166
Pan American Silver - CVR
(d),(g)
14,693 3
United States Lime & Minerals Inc 20 2
$ 549
Miscellaneous Manufacturers - 3.20%
Axon Enterprise Inc
(d)
181,136 13,913
Carlisle Cos Inc 48,494 7,576
Chase Corp 1,123 103
Enerpac Tool Group Corp 2,959 68
EnPro Industries Inc 183 11
ESCO Technologies Inc 50,621 4,858
Fabrinet
(d)
5,831 368
Federal Signal Corp 10,156 327
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Hexcel Corp 207,002 $ 15,364
Hillenbrand Inc 8,034 233
ITT Inc 112,190 7,526
John Bean Technologies Corp 109,699 12,394
Materion Corp 1,807 98
Myers Industries Inc 5,581 90
Proto Labs Inc
(d)
2,969 307
Raven Industries Inc 3,982 125
Sturm Ruger & Co Inc 2,319 115
$ 63,476
Office & Business Equipment - 0.00%
AstroNova Inc 1,493 19
Pitney Bowes Inc 14,234 53
$ 72
Office Furnishings - 0.06%
Herman Miller Inc 10,367 400
HNI Corp 6,721 242
Interface Inc 8,132 131
Kimball International Inc 4,793 90
Knoll Inc 9,528 236
Steelcase Inc 6,566 122
$ 1,221
Oil & Gas - 0.19%
Brigham Minerals Inc 1,937 33
CVR Energy Inc 1,826 63
Evolution Petroleum Corp 4,490 23
Falcon Minerals Corp 1,619 9
Goodrich Petroleum Corp
(d)
1,703 11
Matador Resources Co
(d)
1,560 23
Murphy USA Inc
(d)
1,318 135
PrimeEnergy Resources Corp
(d)
74 11
Ring Energy Inc
(d)
5,142 11
Rosehill Resources Inc
(d)
3,707 4
SilverBow Resources Inc
(d)
501 3
Tellurian Inc
(d),(e)
123,095 864
Viper Energy Partners LP 120,060 2,618
$ 3,808
Oil & Gas Services - 0.22%
DMC Global Inc 97,428 4,076
Liberty Oilfield Services Inc 2,642 22
MRC Global Inc
(d)
1,367 15
ProPetro Holding Corp
(d)
6,788 66
Solaris Oilfield Infrastructure Inc 5,208 60
Thermon Group Holdings Inc
(d)
1,518 36
US Well Services Inc
(d)
2,913 4
$ 4,279
Packaging & Containers - 0.00%
UFP Technologies Inc
(d)
202 9
Pharmaceuticals - 3.43%
89bio Inc
(d)
316 8
Adamas Pharmaceuticals Inc
(d)
118,337 608
Aeglea BioTherapeutics Inc
(d)
665 5
Aerie Pharmaceuticals Inc
(d),(e)
78,665 1,611
Aimmune Therapeutics Inc
(d)
238,821 7,415
Akcea Therapeutics Inc
(d),(e)
2,132 37
Akorn Inc
(d)
3,437 5
Alector Inc
(d)
4,424 124
Amneal Pharmaceuticals Inc
(d)
19,116 86
Amphastar Pharmaceuticals Inc
(d)
5,726 108
Antares Pharma Inc
(d)
26,382 97
Artana Therapeutics
(d),(f),(g)
6,221 —
Arvinas Inc
(d)
3,229 156
Athenex Inc
(d)
10,070 135
Axcella Health Inc
(d)
193 1
Axsome Therapeutics Inc
(d)
19,932 1,731
Beyondspring Inc
(d)
1,877 28
BioDelivery Sciences International Inc
(d)
403,691 2,119
BioSpecifics Technologies Corp
(d)
898 53

Schedule of Investments
SmallCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Bioxcel Therapeutics Inc
(d)
734 $ 12
Calyxt Inc
(d)
1,924 11
Catalyst Pharmaceuticals Inc
(d)
14,116 58
Checkpoint Therapeutics Inc
(d)
4,219 8
Chiasma Inc
(d)
6,205 29
Clovis Oncology Inc
(d),(e)
7,367 61
Coherus Biosciences Inc
(d)
286,275 5,165
Collegium Pharmaceutical Inc
(d)
159,195 3,202
Corbus Pharmaceuticals Holdings Inc
(d),(e)
8,634 56
Corcept Therapeutics Inc
(d)
19,104 242
Corium International Inc
(d),(g)
4,418 1
Cyclerion Therapeutics Inc
(d)
3,097 10
Cytokinetics Inc
(d)
7,733 95
Dova Pharmaceuticals Inc
(d),(f),(g)
1,117 1
Eagle Pharmaceuticals Inc/DE
(d)
1,334 72
Enanta Pharmaceuticals Inc
(d)
2,462 127
Endo International PLC
(d)
1,373 8
Flexion Therapeutics Inc
(d)
5,263 92
Fulcrum Therapeutics Inc
(d)
820 14
G1 Therapeutics Inc
(d)
2,931 57
Galectin Therapeutics Inc
(d),(e)
6,318 17
Global Blood Therapeutics Inc
(d)
69,937 4,564
Gritstone Oncology Inc
(d)
1,147 10
Harpoon Therapeutics Inc
(d)
527 7
Heron Therapeutics Inc
(d)
12,233 255
Heska Corp
(d)
1,094 110
Hookipa Pharma Inc
(d)
1,358 16
Horizon Therapeutics Plc
(d)
227,625 7,851
Intellia Therapeutics Inc
(d)
4,474 53
Intra-Cellular Therapies Inc
(d)
3,397 77
Ironwood Pharmaceuticals Inc
(d)
22,388 270
Kadmon Holdings Inc
(d)
22,795 105
KalVista Pharmaceuticals Inc
(d)
2,061 32
Kodiak Sciences Inc
(d)
3,486 213
Kura Oncology Inc
(d)
93,988 1,103
La Jolla Pharmaceutical Co
(d),(e)
2,970 20
Lifevantage Corp
(d)
2,939 48
Madrigal Pharmaceuticals Inc
(d)
24,815 2,060
MannKind Corp
(d)
31,207 46
MediciNova Inc
(d),(e)
7,079 41
Millendo Therapeutics Inc
(d)
1,686 13
Minerva Neurosciences Inc
(d)
3,638 30
Momenta Pharmaceuticals Inc
(d)
14,347 416
Morphic Holding Inc
(d)
605 12
MyoKardia Inc
(d)
4,947 337
Neogen Corp
(d)
8,442 568
Neurocrine Biosciences Inc
(d)
126,887 12,699
Odonate Therapeutics Inc
(d)
1,978 58
Option Care Health Inc
(d)
4,075 17
Pacira BioSciences Inc
(d)
7,570 327
PhaseBio Pharmaceuticals Inc
(d)
1,979 10
Portola Pharmaceuticals Inc
(d),(e)
11,029 141
Principia Biopharma Inc
(d)
2,490 131
Progenics Pharmaceuticals Inc
(d)
12,656 56
Protagonist Therapeutics Inc
(d)
1,524 11
Ra Pharmaceuticals Inc
(d)
5,098 239
Reata Pharmaceuticals Inc
(d)
21,047 4,605
Recro Pharma Inc
(d)
3,171 52
Revance Therapeutics Inc
(d)
130,996 2,930
Rhythm Pharmaceuticals Inc
(d)
4,250 75
Seres Therapeutics Inc
(d)
4,634 15
SIGA Technologies Inc
(d)
10,375 53
Spectrum Pharmaceuticals Inc
(d)
16,166 41
Spero Therapeutics Inc
(d)
66 1
Supernus Pharmaceuticals Inc
(d)
10,006 229
Sutro Biopharma Inc
(d)
378 4
Synergy Pharmaceuticals Inc
(d),(f),(g)
28,172 —
Syros Pharmaceuticals Inc
(d)
5,070 36
TG Therapeutics Inc
(d)
11,678 166
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Tricida Inc
(d)
3,393 $ 120
UroGen Pharma Ltd
(d)
2,744 81
USANA Health Sciences Inc
(d)
2,036 126
Vanda Pharmaceuticals Inc
(d)
21,700 277
Verrica Pharmaceuticals Inc
(d)
1,465 21
Voyager Therapeutics Inc
(d)
3,982 44
Zogenix Inc
(d)
71,826 3,618
$ 68,105
Pipelines - 0.11%
New Fortress Energy LLC
(d),(e)
149,870 2,256
NextDecade Corp
(d),(e)
1,879 9
$ 2,265
Private Equity - 0.01%
Kennedy-Wilson Holdings Inc 6,998 151
Safeguard Scientifics Inc 3,322 35
$ 186
Real Estate - 0.06%
Cushman & Wakefield PLC
(d)
11,615 223
eXp World Holdings Inc
(d)
2,728 30
Griffin Industrial Realty Inc 74 3
Legacy Housing Corp
(d)
709 10
Marcus & Millichap Inc
(d)
2,938 104
McGrath RentCorp 3,257 252
Newmark Group Inc 23,113 272
Redfin Corp
(d)
9,932 242
RMR Group Inc/The 2,234 103
Safehold Inc 119 5
$ 1,244
REITs - 0.89%
Agree Realty Corp 26,840 2,038
Alexander's Inc 316 102
American Assets Trust Inc 5,348 244
American Finance Trust Inc 748 10
Armada Hoffler Properties Inc 2,753 50
Bluerock Residential Growth REIT Inc 3,903 45
CareTrust REIT Inc 7,911 175
Community Healthcare Trust Inc 1,828 86
Easterly Government Properties Inc 4,594 111
EastGroup Properties Inc 5,924 806
Essential Properties Realty Trust Inc 3,240 89
First Industrial Realty Trust Inc 5,058 216
Four Corners Property Trust Inc 7,665 232
GEO Group Inc/The 13,426 212
Gladstone Commercial Corp 1,526 33
Industrial Logistics Properties Trust 31,602 723
Innovative Industrial Properties Inc
(e)
1,653 148
iStar Inc 6,380 93
LTC Properties Inc 2,127 98
Monmouth Real Estate Investment Corp 185,661 2,716
National Health Investors Inc 3,277 277
National Storage Affiliates Trust 6,556 224
New Senior Investment Group Inc 5,751 44
NexPoint Residential Trust Inc 2,942 144
PS Business Parks Inc 3,202 537
QTS Realty Trust Inc 82,865 4,713
Ryman Hospitality Properties Inc 7,328 623
Saul Centers Inc 1,715 85
Seritage Growth Properties 481 18
STAG Industrial Inc 63,710 2,054
Tanger Factory Outlet Centers Inc
(e)
10,281 150
Terreno Realty Corp 1,854 106
UMH Properties Inc 4,889 77
Uniti Group Inc 20,931 133
Universal Health Realty Income Trust 2,077 256
$ 17,668
Retail - 5.09%
American Eagle Outfitters Inc 177,543 2,556
America's Car-Mart Inc/TX
(d)
980 108
Asbury Automotive Group Inc
(d)
3,483 336

Schedule of Investments
SmallCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Beacon Roofing Supply Inc
(d)
1,421 $ 47
Biglari Holdings Inc
(d)
225 24
BJ's Restaurants Inc 2,907 116
BJ's Wholesale Club Holdings Inc
(d)
7,990 164
Bloomin' Brands Inc 15,903 330
Boot Barn Holdings Inc
(d)
5,421 227
Brinker International Inc 5,448 233
Casey's General Stores Inc 50,533 8,129
Cheesecake Factory Inc/The 4,590 176
Children's Place Inc/The
(e)
46,809 2,793
Chuy's Holdings Inc
(d)
77,011 1,891
Cracker Barrel Old Country Store Inc
(e)
2,644 404
Dave & Buster's Entertainment Inc 3,400 150
Del Taco Restaurants Inc
(d)
186,536 1,406
Denny's Corp
(d)
4,783 98
Designer Brands Inc 3,951 56
Dine Brands Global Inc 1,029 88
FirstCash Inc 4,627 402
Five Below Inc
(d)
129,504 14,663
Foundation Building Materials Inc
(d)
1,101 20
Freshpet Inc
(d)
369,602 23,240
GMS Inc
(d)
4,970 133
Habit Restaurants Inc/The
(d)
105,739 1,471
Hibbett Sports Inc
(d)
627 16
Hudson Ltd
(d)
293,242 3,217
Jack in the Box Inc 64,117 5,242
La-Z-Boy Inc 4,735 145
Lithia Motors Inc 2,501 339
Lovesac Co/The
(d),(e)
239,688 2,720
MarineMax Inc
(d)
542 11
National Vision Holdings Inc
(d)
420,902 14,361
Noodles & Co
(d)
184,060 1,314
Papa John's International Inc 2,167 140
PetIQ Inc
(d)
3,224 96
PetMed Express Inc
(e)
1,303 33
PriceSmart Inc 1,280 78
RH
(d)
975 203
Ruth's Hospitality Group Inc 4,465 92
Shake Shack Inc
(d)
3,196 216
Texas Roadhouse Inc 10,538 659
Tilly's Inc 121,541 1,033
Urban Outfitters Inc
(d)
66,987 1,715
Wingstop Inc 108,022 10,021
Winmark Corp 179 36
$ 100,948
Savings & Loans - 0.60%
Axos Financial Inc
(d)
105,037 2,959
First Capital Inc 72 5
FS Bancorp Inc 173 9
Greene County Bancorp Inc 634 19
Hingham Institution for Savings 131 27
HomeTrust Bancshares Inc 949 25
Malvern Bancorp Inc
(d)
438 9
Meridian Bancorp Inc 1,375 25
OceanFirst Financial Corp 164,391 3,824
Pacific Premier Bancorp Inc 168,571 5,023
Southern Missouri Bancorp Inc 148 5
United Community Financial Corp/OH 1,195 13
Waterstone Financial Inc 350 6
$ 11,949
Semiconductors - 2.72%
Adesto Technologies Corp
(d)
3,956 28
Ambarella Inc
(d)
1,391 82
Brooks Automation Inc 10,201 389
Cabot Microelectronics Corp 3,194 465
CEVA Inc
(d)
3,144 86
Cree Inc
(d)
72,765 3,383
Diodes Inc
(d)
2,615 135
DSP Group Inc
(d)
1,646 24
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
FormFactor Inc
(d)
3,483 $ 88
Impinj Inc
(d)
2,528 81
Inphi Corp
(d)
123,124 9,352
Lattice Semiconductor Corp
(d)
554,657 10,317
MACOM Technology Solutions Holdings Inc
(d)
108,950 3,096
Marvell Technology Group Ltd 151,055 3,631
MaxLinear Inc
(d)
7,304 142
Monolithic Power Systems Inc 48,892 8,369
Onto Innovation Inc
(d)
31,678 1,202
Power Integrations Inc 4,648 454
Semtech Corp
(d)
6,775 327
Silicon Laboratories Inc
(d)
123,967 12,188
Xperi Corp 2,004 32
$ 53,871
Software - 10.01%
1Life Healthcare Inc
(d)
53,736 1,186
ACI Worldwide Inc
(d)
19,072 657
Altair Engineering Inc
(d)
4,412 163
American Software Inc/GA 3,409 51
Appfolio Inc
(d)
29,894 3,930
Appian Corp
(d),(e)
3,708 189
Aspen Technology Inc
(d)
133,780 15,917
Avid Technology Inc
(d)
4,884 41
Bandwidth Inc
(d)
1,470 104
Blackbaud Inc 39,861 3,123
Blackline Inc
(d)
171,407 10,485
Bottomline Technologies DE Inc
(d)
4,767 256
Box Inc
(d)
15,861 238
Brightcove Inc
(d)
7,123 62
Broadridge Financial Solutions Inc 37,249 4,438
Castlight Health Inc
(d)
22,766 28
Cloudera Inc
(d)
2,287 24
CommVault Systems Inc
(d)
7,726 348
Cornerstone OnDemand Inc
(d)
6,316 371
CSG Systems International Inc 6,436 321
Digital Turbine Inc
(d)
13,295 83
Dynatrace Inc
(d)
517,373 16,199
Ebix Inc 3,745 129
eGain Corp
(d)
4,480 32
Envestnet Inc
(d)
8,131 641
Everbridge Inc
(d)
123,914 11,232
Evolent Health Inc
(d)
3,185 32
Exela Technologies Inc
(d)
7,022 3
Fair Isaac Corp
(d)
7,843 3,156
Five9 Inc
(d)
187,245 13,431
Glu Mobile Inc
(d)
502,160 2,963
Guidewire Software Inc
(d)
81,876 9,211
Health Catalyst Inc
(d),(e)
131,814 4,304
HubSpot Inc
(d)
39,180 7,089
Ideanomics Inc
(d)
10,858 6
Inovalon Holdings Inc
(d)
14,041 284
Instructure Inc
(d)
3,843 188
Intelligent Systems Corp
(d)
1,269 54
j2 Global Inc 7,680 736
LivePerson Inc
(d)
6,808 279
Majesco
(d)
2,458 17
MicroStrategy Inc
(d)
1,776 270
MobileIron Inc
(d)
16,032 76
Model N Inc
(d)
141,757 4,421
New Relic Inc
(d)
22,307 1,472
NextGen Healthcare Inc
(d)
8,627 120
Omnicell Inc
(d)
6,844 556
PDF Solutions Inc
(d)
704 11
Phreesia Inc
(d)
143,189 4,439
Pluralsight Inc
(d)
252,602 4,898
Progress Software Corp 8,364 377
PROS Holdings Inc
(d)
112,024 6,722
QAD Inc 1,129 58
SailPoint Technologies Holding Inc
(d)
171,120 4,293

Schedule of Investments
SmallCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Simulations Plus Inc 2,034 $ 66
Smartsheet Inc
(d)
162,156 7,861
SPS Commerce Inc
(d)
6,561 373
SVMK Inc
(d)
209,477 3,698
Tabula Rasa HealthCare Inc
(d),(e)
146,237 8,492
Upland Software Inc
(d)
3,466 135
Verint Systems Inc
(d)
10,654 618
Verra Mobility Corp
(d)
24,294 387
Workiva Inc
(d)
302,532 13,763
Yext Inc
(d)
10,461 156
Zuora Inc
(d)
638,463 9,417
Zynga Inc
(d)
2,316,290 13,944
$ 198,624
Storage & Warehousing - 0.01%
Mobile Mini Inc 3,573 149
Telecommunications - 1.85%
A10 Networks Inc
(d)
8,417 57
Acacia Communications Inc
(d)
6,319 433
Airgain Inc
(d)
2,075 20
Anterix Inc
(d)
1,605 75
Calix Inc
(d)
4,107 38
Cambium Networks Corp
(d)
610 4
Ciena Corp
(d)
287,263 11,683
Clearfield Inc
(d)
2,077 26
DASAN Zhone Solutions Inc
(d)
1,402 12
Extreme Networks Inc
(d)
18,092 107
GCI Liberty Inc
(d)
240,783 17,621
Gogo Inc
(d),(e)
9,302 49
IDT Corp - Class B
(d)
2,605 20
InterDigital Inc 3,437 190
KVH Industries Inc
(d)
464 5
Loral Space & Communications Inc
(d)
2,034 65
Ooma Inc
(d)
3,160 41
Plantronics Inc 5,065 145
RigNet Inc
(d)
2,317 10
Shenandoah Telecommunications Co 7,902 319
Viavi Solutions Inc
(d)
366,538 5,168
Vonage Holdings Corp
(d)
70,923 629
$ 36,717
Toys, Games & Hobbies - 0.00%
Funko Inc
(d)
3,491 53
Transportation - 1.24%
Air Transport Services Group Inc
(d)
136,196 2,856
Ardmore Shipping Corp 1,853 11
CryoPort Inc
(d),(e)
5,132 92
Dorian LPG Ltd
(d)
1,112 15
Forward Air Corp 5,140 336
GasLog Ltd 4,567 30
Heartland Express Inc 534 10
Knight-Swift Transportation Holdings Inc 309,662 11,483
PAM Transportation Services Inc
(d)
375 20
Radiant Logistics Inc
(d)
7,303 35
Saia Inc
(d)
111,658 9,725
Scorpio Bulkers Inc 3,037 11
Universal Logistics Holdings Inc 1,648 28
$ 24,652
Trucking & Leasing - 0.00%
General Finance Corp
(d)
1,001 10
Willis Lease Finance Corp
(d)
167 10
$ 20
Water - 0.06%
American States Water Co 5,738 508
California Water Service Group 5,053 266
Middlesex Water Co 2,148 140
SJW Group 1,846 135
York Water Co/The 1,877 89
$ 1,138
TOTAL COMMON STOCKS $ 1,907,711
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Metal Fabrication & Hardware - 0.00%
Steel Partners Holdings LP 6.00%, 02/07/2026 820 $ 19
TOTAL PREFERRED STOCKS $ 19
Total Investments $ 2,011,686
Other Assets and Liabilities -  (1.38)% (27,410)
TOTAL NET ASSETS - 100.00% $ 1,984,276
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $42,455 or 2.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $19 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 31.82%
Industrial 18.72%
Technology 16.00%
Consumer, Cyclical 14.04%
Financial 8.23%
Communications 5.89%
Money Market Funds 5.18%
Basic Materials 0.77%
Energy 0.56%
Utilities 0.11%
Domestic Equity Funds 0.06%
Other Assets and Liabilities
(1.38)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Growth Fund I
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 92,323 $ 335,950 $ 335,660 $ 92,613
Principal Healthcare Innovators Index ETF 248 — — 288
Principal U.S. Small-Cap Multi-Factor Index ETF 868 — — 880
$ 93,439 $ 335,950 $ 335,660 $ 93,781
Income
( a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 263 $ — $ — $ —
Principal Healthcare Innovators Index ETF — — — 40
Principal U.S. Small-Cap Multi-Factor Index ETF 4 — — 12
$ 267 $ — $ — $ 52
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2020 Long 120 $ 9,688 $ (208)
Total $ (208)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.68% Shares Held Value (000's)
Exchange-Traded Funds - 0.09%
iShares Core S&P Small-Cap ETF 14,044 $ 1,130
Money Market Funds - 2.59%
BlackRock Liquidity FedFund 1.49%
(a),(b)
5,510,060 5,511
Principal Government Money Market Fund
1.43%
(a),(b),(c)
26,540,342 26,540
$ 32,051
TOTAL INVESTMENT COMPANIES $ 33,181
COMMON STOCKS - 99.32% Shares Held Value (000's)
Aerospace & Defense - 2.13%
AAR Corp 54,125 2,305
Aerojet Rocketdyne Holdings Inc
( d)
119,201 6,207
AeroVironment Inc
( d)
35,552 2,368
Barnes Group Inc 78,491 4,958
Kaman Corp 45,873 2,831
Moog Inc 53,079 4,756
National Presto Industries Inc 8,294 715
Park Aerospace Corp 32,093 497
Triumph Group Inc 82,464 1,685
$ 26,322
Agriculture - 1.13%
Andersons Inc/The 53,675 1,214
Darling Ingredients Inc
( d)
269,553 7,313
Phibro Animal Health Corp 33,403 792
Universal Corp/VA 40,841 2,171
Vector Group Ltd 189,803 2,494
$ 13,984
Airlines - 0.84%
Allegiant Travel Co 21,724 3,651
Hawaiian Holdings Inc 76,715 2,139
SkyWest Inc 83,020 4,580
$ 10,370
Apparel - 1.52%
Crocs Inc
( d)
112,956 4,282
Kontoor Brands Inc 76,882 2,932
Oxford Industries Inc 28,048 1,947
Steven Madden Ltd 127,390 4,912
Unifi Inc
( d)
24,058 518
Wolverine World Wide Inc 133,162 4,204
$ 18,795
Automobile Manufacturers - 0.08%
Wabash National Corp 89,065 1,033
Automobile Parts & Equipment - 1.52%
American Axle & Manufacturing Holdings Inc
( d)
185,192 1,711
Cooper Tire & Rubber Co 82,628 2,189
Cooper-Standard Holdings Inc
( d)
27,727 735
Dorman Products Inc
( d)
48,034 3,353
Garrett Motion Inc
( d)
123,200 1,037
Gentherm Inc
( d)
53,911 2,486
Meritor Inc
( d)
128,634 2,818
Methode Electronics Inc 61,069 2,000
Motorcar Parts of America Inc
( d)
31,213 620
Standard Motor Products Inc 33,276 1,617
Titan International Inc 82,388 236
$ 18,802
Banks - 9.24%
Allegiance Bancshares Inc 31,526 1,173
Ameris Bancorp 107,815 4,333
Banner Corp 61,364 3,163
Cadence BanCorp 210,780 3,295
Central Pacific Financial Corp 46,724 1,296
City Holding Co 26,843 2,031
Columbia Banking System Inc 118,774 4,597
Community Bank System Inc 85,128 5,641
Customers Bancorp Inc
( d)
47,442 1,014
CVB Financial Corp 219,152 4,552
Eagle Bancorp Inc 55,297 2,416
First BanCorp /Puerto Rico 357,882 3,318
First Commonwealth Financial Corp 161,879 2,189
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Financial Bancorp 163,632 $ 3,934
First Midwest Bancorp Inc/IL 181,069 3,611
Flagstar Bancorp Inc 56,758 2,000
Franklin Financial Network Inc 22,050 813
Glacier Bancorp Inc 141,160 5,981
Great Western Bancorp Inc 92,673 2,739
Hanmi Financial Corp 51,228 862
Heritage Financial Corp/WA 60,293 1,554
HomeStreet Inc 40,191 1,291
Hope Bancorp Inc 208,611 2,901
Independent Bank Corp 56,597 4,086
Meta Financial Group Inc 56,932 2,119
National Bank Holdings Corp 51,322 1,673
NBT Bancorp Inc 72,103 2,725
OFG Bancorp 84,543 1,666
Old National Bancorp/IN 279,958 5,014
Opus Bank 35,571 947
Preferred Bank/Los Angeles CA 22,407 1,347
S&T Bancorp Inc 63,446 2,385
Seacoast Banking Corp of Florida
( d)
84,764 2,301
ServisFirst Bancshares Inc 75,885 2,789
Simmons First National Corp 187,642 4,500
Southside Bancshares Inc 52,264 1,833
Tompkins Financial Corp 20,173 1,737
Triumph Bancorp Inc
( d)
38,413 1,497
TrustCo Bank Corp NY 159,573 1,265
United Community Banks Inc/GA 130,043 3,631
Veritex Holdings Inc 77,770 2,202
Walker & Dunlop Inc 47,188 3,132
Westamerica Bancorporation 44,546 2,822
$ 114,375
Beverages - 0.29%
Coca-Cola Consolidated Inc 7,643 2,070
MGP Ingredients Inc 21,866 745
National Beverage Corp
( d),(e)
19,165 822
$ 3,637
Biotechnology - 1.70%
Acorda Therapeutics Inc
( d)
79,082 161
AMAG Pharmaceuticals Inc
( d)
55,843 495
ANI Pharmaceuticals Inc
( d)
15,315 949
Emergent BioSolutions Inc
( d)
72,249 3,980
Innoviva Inc
( d)
110,058 1,519
Myriad Genetics Inc
( d)
122,481 3,387
NeoGenomics Inc
( d)
171,907 5,541
REGENXBIO Inc
( d)
51,605 2,246
Xencor Inc
( d)
81,250 2,758
$ 21,036
Building Materials - 2.35%
AAON Inc 66,908 3,509
American Woodmark Corp
( d)
25,633 2,811
Apogee Enterprises Inc 43,719 1,391
Boise Cascade Co 64,174 2,323
Gibraltar Industries Inc
( d)
53,135 2,897
Griffon Corp 70,130 1,458
Patrick Industries Inc 36,781 1,908
PGT Innovations Inc
( d)
96,165 1,490
Simpson Manufacturing Co Inc 66,418 5,491
Universal Forest Products Inc 101,078 4,842
US Concrete Inc
( d)
26,119 929
$ 29,049
Chemicals - 2.70%
A. Schulman Inc.
(d ),( f)
48,796 21
AdvanSix Inc
( d)
45,957 860
American Vanguard Corp 43,737 817
Balchem Corp 52,969 5,722
Ferro Corp
( d)
134,960 1,846
GCP Applied Technologies Inc
( d)
88,561 1,968
Hawkins Inc 15,576 651
HB Fuller Co 83,941 3,879

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Innophos Holdings Inc 32,420 $ 1,036
Innospec Inc 40,333 4,063
Koppers Holdings Inc
( d)
34,078 1,069
Kraton Corp
( d)
52,200 859
Quaker Chemical Corp 21,313 3,538
Rayonier Advanced Materials Inc 82,220 253
Rogers Corp
( d)
30,579 3,601
Stepan Co 32,981 3,254
$ 33,437
Coal - 0.22%
CONSOL Energy Inc
( d)
42,647 347
SunCoke Energy Inc 142,844 840
Warrior Met Coal Inc 84,091 1,586
$ 2,773
Commercial Services - 4.22%
ABM Industries Inc 109,354 4,171
American Public Education Inc
( d)
25,354 604
AMN Healthcare Services Inc
( d)
76,910 5,182
Arlo Technologies Inc
( d)
124,652 532
Cardtronics PLC
( d)
59,488 2,677
Care.com Inc
( d)
46,395 695
CorVel Corp
( d)
14,750 1,351
Cross Country Healthcare Inc
( d)
60,718 601
EVERTEC Inc 98,293 3,300
Forrester Research Inc
( d)
17,476 723
Harsco Corp
( d)
129,430 1,929
Heidrick & Struggles International Inc 31,563 897
HMS Holdings Corp
( d)
145,053 3,963
Kelly Services Inc 54,641 970
Korn Ferry 91,078 3,732
Medifast Inc
( e)
19,126 1,848
Monro Inc 54,782 3,435
Perdoceo Education Corp
( d)
115,875 2,060
Rent-A-Center Inc/TX 81,136 2,364
Resources Connection Inc 49,567 755
RR Donnelley & Sons Co 116,737 280
Strategic Education Inc 36,165 5,869
Team Inc
( d)
49,993 680
TrueBlue Inc
( d)
64,140 1,405
Viad Corp 33,467 2,175
$ 52,198
Computers - 2.36%
3D Systems Corp
( d)
194,981 2,123
Agilysys Inc
( d)
33,501 1,089
Cubic Corp 51,493 3,362
Diebold Nixdorf Inc
( d)
126,441 1,455
ExlService Holdings Inc
( d)
56,140 4,105
Insight Enterprises Inc
( d)
58,925 3,882
MTS Systems Corp 29,309 1,486
OneSpan Inc
( d)
53,616 891
Qualys Inc
( d)
54,889 4,706
Sykes Enterprises Inc
( d)
63,447 2,131
TTEC Holdings Inc 29,086 1,155
Unisys Corp
( d)
85,268 828
Virtusa Corp
( d)
49,140 2,046
$ 29,259
Consumer Products - 0.62%
Central Garden & Pet Co
( d)
16,149 520
Central Garden & Pet Co - A Shares
( d)
66,158 1,982
Quanex Building Products Corp 54,600 968
WD-40 Co 22,566 4,216
$ 7,686
Cosmetics & Personal Care - 0.16%
Inter Parfums Inc 29,012 2,005
Distribution & Wholesale - 0.87%
Anixter International Inc
( d)
49,571 4,838
Core-Mark Holding Co Inc 75,027 1,759
Fossil Group Inc
( d)
76,520 515
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
G-III Apparel Group Ltd
( d)
70,869 $ 1,928
ScanSource Inc
( d)
41,600 1,451
Veritiv Corp
( d)
20,941 295
$ 10,786
Diversified Financial Services - 1.46%
Blucora Inc
( d)
80,584 1,817
Boston Private Financial Holdings Inc 137,060 1,563
Encore Capital Group Inc
( d)
45,513 1,545
Enova International Inc
( d)
55,603 1,393
EZCORP Inc
( d)
86,547 538
Greenhill & Co Inc 24,506 384
INTL. FCStone Inc
( d)
26,820 1,278
Piper Sandler Cos 26,168 2,157
PRA Group Inc
( d)
74,768 2,644
Virtus Investment Partners Inc 10,647 1,310
Waddell & Reed Financial Inc 115,788 1,850
WisdomTree Investments Inc 194,225 818
World Acceptance Corp
( d)
9,122 789
$ 18,086
Electric - 0.82%
Avista Corp 109,837 5,585
El Paso Electric Co 67,070 4,567
$ 10,152
Electrical Components & Equipment - 0.38%
Encore Wire Corp 34,513 1,874
Insteel Industries Inc 30,127 674
Powell Industries Inc 14,501 599
Vicor Corp
( d)
30,185 1,511
$ 4,658
Electronics - 3.71%
Advanced Energy Industries Inc
( d)
63,077 4,412
Alarm.com Holdings Inc
( d)
59,980 2,635
Applied Optoelectronics Inc
( d),(e)
31,468 356
Badger Meter Inc 47,932 2,831
Bel Fuse Inc 16,676 289
Benchmark Electronics Inc 61,952 1,907
Brady Corp 81,939 4,537
Comtech Telecommunications Corp 40,157 1,161
FARO Technologies Inc
( d)
28,654 1,480
Itron Inc
( d)
57,982 4,740
Knowles Corp
( d)
141,685 2,795
Mesa Laboratories Inc 6,612 1,735
OSI Systems Inc
( d)
28,110 2,433
Plexus Corp
( d)
48,045 3,417
Sanmina Corp
( d)
115,216 3,668
SMART Global Holdings Inc
( d)
21,660 653
TTM Technologies Inc
( d)
161,537 2,324
Watts Water Technologies Inc 45,447 4,532
$ 45,905
Energy - Alternate Sources - 0.29%
FutureFuel Corp 42,492 465
Green Plains Inc 55,649 694
Renewable Energy Group Inc
( d)
64,153 1,686
REX American Resources Corp
( d)
9,222 695
$ 3,540
Engineering & Construction - 1.85%
Aegion Corp
( d)
50,645 1,058
Arcosa Inc 79,673 3,486
Comfort Systems USA Inc 60,389 2,802
Exponent Inc 85,338 6,210
Granite Construction Inc 76,959 2,088
MYR Group Inc
( d)
27,410 787
TopBuild Corp
( d)
55,897 6,401
$ 22,832
Entertainment - 0.09%
Monarch Casino & Resort Inc
( d)
19,649 1,055
Environmental Control - 0.18%
US Ecology Inc 41,900 2,263

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1.27%
B&G Foods Inc
( e)
105,452 $ 1,693
Calavo Growers Inc 26,943 2,064
Cal-Maine Foods Inc 49,865 1,780
Chefs' Warehouse Inc/ The
( d)
41,951 1,527
Fresh Del Monte Produce Inc 49,876 1,565
J&J Snack Foods Corp 24,582 4,077
John B Sanfilippo & Son Inc 14,476 1,220
Seneca Foods Corp - Class A
( d)
11,267 446
SpartanNash Co 59,845 729
United Natural Foods Inc
( d)
87,789 632
$ 15,733
Forest Products & Paper - 0.51%
Clearwater Paper Corp
( d)
27,193 767
Mercer International Inc 65,916 726
Neenah Inc 27,688 1,845
PH Glatfelter Co 72,727 1,214
Schweitzer-Mauduit International Inc 50,871 1,782
$ 6,334
Gas - 0.68%
Northwest Natural Holding Co 50,113 3,677
South Jersey Industries Inc 152,125 4,686
$ 8,363
Hand & Machine Tools - 0.30%
Franklin Electric Co Inc 63,358 3,655
Healthcare - Products - 3.01%
AngioDynamics Inc
( d)
61,940 853
BioTelemetry Inc
( d)
55,966 2,738
Cardiovascular Systems Inc
( d)
57,958 2,631
CONMED Corp 46,727 4,751
CryoLife Inc
( d)
61,750 1,836
Cutera Inc
( d)
23,434 660
Hanger Inc
( d)
61,476 1,502
Inogen Inc
( d)
30,063 1,331
Integer Holdings Corp
( d)
53,807 4,595
Invacare Corp 55,443 426
Lantheus Holdings Inc
( d)
64,621 1,132
LeMaitre Vascular Inc 26,989 971
Luminex Corp 68,985 1,565
Meridian Bioscience Inc 70,374 692
Merit Medical Systems Inc
( d)
90,901 3,311
Natus Medical Inc
( d)
56,129 1,756
OraSure Technologies Inc
( d)
101,631 717
Orthofix Medical Inc
( d)
31,373 1,357
Surmodics Inc
( d)
22,308 879
Tactile Systems Technology Inc
( d)
31,329 1,760
Varex Imaging Corp
( d)
63,177 1,747
$ 37,210
Healthcare - Services - 2.60%
Addus HomeCare Corp
( d)
22,288 2,103
Community Health Systems Inc
( d)
194,033 833
Ensign Group Inc/The 82,574 3,732
LHC Group Inc
( d)
48,770 7,108
Magellan Health Inc
( d)
35,857 2,625
Medpace Holdings Inc
( d)
45,086 3,857
Pennant Group Inc/ The
( d)
43,099 1,138
Providence Service Corp/ The
( d)
18,904 1,226
RadNet Inc
( d)
68,701 1,551
Select Medical Holdings Corp
( d)
176,936 4,041
Tivity Health Inc
( d)
71,119 1,539
US Physical Therapy Inc 21,033 2,464
$ 32,217
Home Builders - 2.28%
Cavco Industries Inc
( d)
14,137 3,167
Century Communities Inc
( d)
44,386 1,317
Installed Building Products Inc
( d)
35,090 2,601
LCI Industries 41,209 4,449
LGI Homes Inc
( d)
32,875 2,622
M/I Homes Inc
( d)
46,337 2,057
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
MDC Holdings Inc 82,456 $ 3,475
Meritage Homes Corp
( d)
59,276 4,206
William Lyon Homes
( d)
54,382 1,261
Winnebago Industries Inc 55,462 3,037
$ 28,192
Home Furnishings - 0.55%
Daktronics Inc 61,698 364
Ethan Allen Interiors Inc 40,275 650
iRobot Corp
( d),(e)
46,548 2,190
Sleep Number Corp
( d)
46,807 2,415
Universal Electronics Inc
( d)
22,932 1,136
$ 6,755
Housewares - 0.04%
Tupperware Brands Corp 80,511 504
Insurance - 3.20%
Ambac Financial Group Inc
( d)
75,005 1,607
American Equity Investment Life Holding Co 149,907 3,959
AMERISAFE Inc 31,778 2,174
eHealth Inc
( d)
33,467 3,519
Employers Holdings Inc 52,385 2,234
FGL Holdings 215,330 2,078
HCI Group Inc 10,562 468
Horace Mann Educators Corp 67,868 2,919
James River Group Holdings Ltd 50,061 2,150
Kinsale Capital Group Inc 33,930 3,875
NMI Holdings Inc
( d)
111,930 3,573
ProAssurance Corp 88,566 2,690
Safety Insurance Group Inc 24,064 2,216
Stewart Information Services Corp 39,032 1,630
Third Point Reinsurance Ltd
( d)
131,864 1,436
United Fire Group Inc 35,034 1,551
United Insurance Holdings Corp 34,168 346
Universal Insurance Holdings Inc 50,309 1,224
$ 39,649
Internet - 1.71%
8x8 Inc
( d)
165,022 3,073
Cogent Communications Holdings Inc 68,627 4,868
ePlus Inc
( d)
22,238 1,773
HealthStream Inc
( d)
42,114 1,076
Liquidity Services Inc
( d)
44,324 236
NIC Inc 110,257 2,175
Perficient Inc
( d)
53,695 2,669
QuinStreet Inc
( d)
75,907 983
Shutterstock Inc 31,525 1,366
Stamps.com Inc
( d)
26,709 1,989
TechTarget Inc
( d)
37,788 959
$ 21,167
Iron & Steel - 0.37%
AK Steel Holding Corp
( d)
521,034 1,438
Cleveland-Cliffs Inc 444,696 3,122
$ 4,560
Leisure Products & Services - 0.66%
Callaway Golf Co 154,947 3,319
Fox Factory Holding Corp
( d)
63,430 4,175
Vista Outdoor Inc
( d)
95,211 707
$ 8,201
Lodging - 0.18%
Marcus Corp/The 37,849 1,103
St Joe Co/ The
( d)
51,850 1,090
$ 2,193
Machinery - Construction & Mining - 0.41%
Astec Industries Inc 37,121 1,531
SPX Corp
( d)
72,685 3,566
$ 5,097
Machinery - Diversified - 1.86%
Alamo Group Inc 15,968 1,989
Albany International Corp 50,549 3,527
Applied Industrial Technologies Inc 63,647 4,110

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Briggs & Stratton Corp 69,949 $ 257
Chart Industries Inc
( d)
58,943 3,771
DXP Enterprises Inc/ TX
( d)
26,374 914
Ichor Holdings Ltd
( d)
37,037 1,237
Lindsay Corp 17,804 1,781
SPX FLOW Inc
( d)
70,086 3,065
Tennant Co 30,076 2,322
$ 22,973
Media - 0.32%
EW Scripps Co/The 89,727 1,089
Gannett Co Inc 202,325 1,236
Scholastic Corp 50,612 1,668
$ 3,993
Metal Fabrication & Hardware - 0.59%
AZZ Inc 43,059 1,777
CIRCOR International Inc
( d)
32,781 1,361
Mueller Industries Inc 93,771 2,735
Olympic Steel Inc 15,026 221
TimkenSteel Corp
( d)
65,678 419
Tredegar Corp 40,633 827
$ 7,340
Mining - 0.43%
Century Aluminum Co
( d)
81,963 433
Kaiser Aluminum Corp 26,147 2,619
Livent Corp
( d)
240,358 2,262
$ 5,314
Miscellaneous Manufacturers - 3.21%
Enerpac Tool Group Corp 88,711 2,050
EnPro Industries Inc 34,221 2,000
ESCO Technologies Inc 42,777 4,105
Fabrinet
( d)
60,926 3,841
Federal Signal Corp 99,625 3,204
Haynes International Inc 20,604 552
Hillenbrand Inc 122,020 3,542
John Bean Technologies Corp 52,140 5,891
LSB Industries Inc
( d)
36,015 109
Lydall Inc
( d)
28,851 590
Materion Corp 33,594 1,824
Myers Industries Inc 58,483 946
Proto Labs Inc
( d)
44,061 4,560
Raven Industries Inc 58,880 1,847
Standex International Corp 20,519 1,500
Sturm Ruger & Co Inc 27,349 1,354
Trinseo SA 64,512 1,853
$ 39,768
Office & Business Equipment - 0.09%
Pitney Bowes Inc 281,302 1,052
Office Furnishings - 0.13%
Interface Inc 96,186 1,547
Oil & Gas - 1.71%
Bonanza Creek Energy Inc
( d)
30,577 556
Callon Petroleum Co
( d)
642,909 1,929
Denbury Resources Inc
( d)
811,253 799
Diamond Offshore Drilling Inc
( d),(e)
106,554 493
Gulfport Energy Corp
( d)
239,295 371
HighPoint Resources Corp
( d)
179,425 208
Laredo Petroleum Inc
( d)
296,737 510
Nabors Industries Ltd 556,483 1,152
Noble Corp PLC
( d)
410,310 332
Oasis Petroleum Inc
( d)
476,137 1,071
Par Pacific Holdings Inc
( d)
60,675 1,221
PDC Energy Inc
( d)
159,764 3,449
Penn Virginia Corp
( d)
22,160 474
QEP Resources Inc 391,527 1,241
Range Resources Corp
( e)
343,600 1,031
Ring Energy Inc
( d)
98,252 212
SM Energy Co 174,670 1,604
Southwestern Energy Co
( d)
891,251 1,399
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Talos Energy Inc
( d)
33,016 $ 724
Valaris plc
( d),(e)
325,806 1,665
Whiting Petroleum Corp
( d),(e)
150,325 683
$ 21,124
Oil & Gas Services - 1.26%
Archrock Inc 210,101 1,754
DMC Global Inc 24,114 1,009
Dril -Quip Inc
( d)
59,571 2,436
Era Group Inc
( d)
32,598 324
Exterran Corp
( d)
46,328 250
Geospace Technologies Corp
( d)
22,443 301
Helix Energy Solutions Group Inc
( d)
232,764 1,941
KLX Energy Services Holdings Inc
( d)
34,590 140
Matrix Service Co
( d)
44,722 900
Newpark Resources Inc
( d)
147,716 739
Oceaneering International Inc
( d)
162,887 2,021
Oil States International Inc
( d)
99,618 1,074
ProPetro Holding Corp
( d)
135,579 1,321
RPC Inc 84,761 384
TETRA Technologies Inc
( d)
206,704 316
US Silica Holdings Inc 121,129 623
$ 15,533
Packaging & Containers - 0.16%
Matthews International Corp 51,602 1,926
Pharmaceuticals - 2.75%
Akorn Inc
( d)
155,775 238
Amphastar Pharmaceuticals Inc
( d)
56,418 1,067
Anika Therapeutics Inc
( d)
23,493 966
Corcept Therapeutics Inc
( d)
169,346 2,146
Covetrus Inc
( d)
160,611 1,976
Cytokinetics Inc
( d)
97,278 1,197
Diplomat Pharmacy Inc
( d)
95,069 378
Eagle Pharmaceuticals Inc/ DE
( d)
16,657 896
Enanta Pharmaceuticals Inc
( d)
26,308 1,356
Endo International PLC
( d)
332,315 1,884
Heska Corp
( d)
11,600 1,162
Lannett Co Inc
( d),(e)
55,123 449
Momenta Pharmaceuticals Inc
( d)
186,851 5,422
Neogen Corp
( d)
86,315 5,806
Owens & Minor Inc 103,487 648
Pacira BioSciences Inc
( d)
68,710 2,970
Progenics Pharmaceuticals Inc
( d)
142,293 635
Spectrum Pharmaceuticals Inc
( d)
186,010 471
Supernus Pharmaceuticals Inc
( d)
86,379 1,975
USANA Health Sciences Inc
( d)
20,670 1,275
Vanda Pharmaceuticals Inc
( d)
87,819 1,120
$ 34,037
Real Estate - 0.44%
Marcus & Millichap Inc
( d)
38,657 1,368
RE/MAX Holdings Inc 29,366 1,124
Realogy Holdings Corp
( e)
188,263 1,994
Safehold Inc 20,454 920
$ 5,406
REITs - 9.58%
Acadia Realty Trust 143,162 3,553
Agree Realty Corp 69,834 5,303
American Assets Trust Inc 78,975 3,598
Apollo Commercial Real Estate Finance Inc 235,103 4,298
Armada Hoffler Properties Inc 91,253 1,674
ARMOUR Residential REIT Inc 96,963 1,868
Capstead Mortgage Corp 155,770 1,280
CareTrust REIT Inc 157,334 3,490
CBL & Associates Properties Inc
( e)
285,673 240
Cedar Realty Trust Inc 141,503 368
Chatham Lodging Trust 77,261 1,263
Community Healthcare Trust Inc 31,229 1,473
DiamondRock Hospitality Co 329,625 3,187
Easterly Government Properties Inc 122,102 2,956
Essential Properties Realty Trust Inc 144,748 3,997

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Four Corners Property Trust Inc 113,471 $ 3,437
Franklin Street Properties Corp 176,555 1,342
Getty Realty Corp 56,305 1,775
Global Net Lease Inc 147,292 3,053
Granite Point Mortgage Trust Inc 90,315 1,652
Hersha Hospitality Trust 59,124 767
Independence Realty Trust Inc 149,658 2,195
Industrial Logistics Properties Trust 107,320 2,457
Innovative Industrial Properties Inc
( e)
25,720 2,302
Invesco Mortgage Capital Inc 235,124 4,112
iStar Inc 97,238 1,416
Kite Realty Group Trust 138,270 2,378
KKR Real Estate Finance Trust Inc 39,755 837
Lexington Realty Trust 408,125 4,518
LTC Properties Inc 65,451 3,021
National Storage Affiliates Trust 97,685 3,336
New York Mortgage Trust Inc 529,010 3,359
NexPoint Residential Trust Inc 37,098 1,810
Office Properties Income Trust 79,366 2,701
Pennsylvania Real Estate Investment Trust
( e)
98,371 388
PennyMac Mortgage Investment Trust 164,869 3,833
Ready Capital Corp 58,051 947
Redwood Trust Inc 185,544 3,271
Retail Opportunity Investments Corp 190,988 3,165
RPT Realty 132,339 1,846
Saul Centers Inc 19,397 958
Summit Hotel Properties Inc 173,154 1,920
Tanger Factory Outlet Centers Inc
( e)
152,634 2,233
Uniti Group Inc 318,230 2,014
Universal Health Realty Income Trust 20,839 2,571
Urstadt Biddle Properties Inc 49,217 1,116
Washington Prime Group Inc
( e)
307,237 925
Washington Real Estate Investment Trust 132,699 4,039
Whitestone REIT 66,903 876
Xenia Hotels & Resorts Inc 185,465 3,466
$ 118,584
Retail - 5.44%
Abercrombie & Fitch Co 103,330 1,690
Asbury Automotive Group Inc
( d)
31,857 3,073
Barnes & Noble Education Inc
( d)
63,617 219
Big Lots Inc 64,239 1,738
BJ's Restaurants Inc 31,551 1,255
Bloomin ' Brands Inc 143,022 2,971
Boot Barn Holdings Inc
( d)
47,030 1,974
Buckle Inc/ The
( e)
47,007 1,147
Caleres Inc 67,039 1,177
Cato Corp/The 35,778 574
Chico's FAS Inc 195,308 760
Children's Place Inc/ The
( e)
25,638 1,530
Chuy's Holdings Inc
( d)
27,356 672
Conn's Inc
( d)
31,407 275
Dave & Buster's Entertainment Inc 50,763 2,242
Designer Brands Inc 90,845 1,294
Dine Brands Global Inc 27,650 2,357
El Pollo Loco Holdings Inc
( d)
32,164 443
Express Inc
( d)
110,754 444
Fiesta Restaurant Group Inc
( d)
35,285 350
Foundation Building Materials Inc
( d)
29,135 519
GameStop Corp
( e)
108,489 417
Genesco Inc
( d)
23,460 922
GMS Inc
( d)
69,430 1,855
Group 1 Automotive Inc 28,817 2,904
Guess? Inc 70,248 1,496
Haverty Furniture Cos Inc 29,788 600
Hibbett Sports Inc
( d)
29,028 719
JC Penney Co Inc
( d),(e)
495,264 369
La-Z-Boy Inc 76,371 2,340
Lithia Motors Inc 37,285 5,057
Lumber Liquidators Holdings Inc
( d)
47,270 360
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
MarineMax Inc
( d)
35,326 $ 704
Michaels Cos Inc/ The
( d)
125,676 620
Movado Group Inc 27,025 465
Office Depot Inc 899,792 1,998
PC Connection Inc 18,196 907
PetMed Express Inc
( e)
33,217 837
PriceSmart Inc 36,706 2,249
Red Robin Gourmet Burgers Inc
( d)
21,307 700
Regis Corp
( d)
39,802 618
Ruth's Hospitality Group Inc 44,688 916
Shake Shack Inc
( d)
51,127 3,448
Shoe Carnival Inc 14,723 528
Signet Jewelers Ltd 86,189 2,095
Sonic Automotive Inc 39,946 1,263
Tailored Brands Inc
( e)
83,383 332
Vera Bradley Inc
( d)
38,615 370
Wingstop Inc 48,494 4,499
Zumiez Inc
( d)
33,565 1,046
$ 67,338
Savings & Loans - 1.42%
Axos Financial Inc
( d)
87,794 2,473
Banc of California Inc 73,865 1,179
Berkshire Hills Bancorp Inc 70,713 1,991
Brookline Bancorp Inc 131,337 1,996
Dime Community Bancshares Inc 50,774 986
Northfield Bancorp Inc 71,250 1,132
Northwest Bancshares Inc 165,098 2,596
Pacific Premier Bancorp Inc 97,745 2,913
Provident Financial Services Inc 98,873 2,255
$ 17,521
Semiconductors - 3.26%
Axcelis Technologies Inc
( d)
53,381 1,289
Brooks Automation Inc 119,038 4,533
CEVA Inc
( d)
36,211 990
Cohu Inc 67,944 1,520
CTS Corp 53,681 1,573
Diodes Inc
( d)
68,072 3,515
DSP Group Inc
( d)
37,875 548
FormFactor Inc
( d)
124,640 3,155
KEMET Corp 95,650 2,491
Kulicke & Soffa Industries Inc 104,401 2,703
MaxLinear Inc
( d)
107,228 2,090
Onto Innovation Inc
( d)
80,778 3,065
Photronics Inc
( d)
110,639 1,414
Power Integrations Inc 48,443 4,731
Rambus Inc
( d)
183,574 2,913
Ultra Clean Holdings Inc
( d)
65,540 1,508
Veeco Instruments Inc
( d)
80,518 1,027
Xperi Corp 81,570 1,312
$ 40,377
Software - 3.02%
Bottomline Technologies DE Inc
( d)
62,754 3,364
Computer Programs & Systems Inc 20,564 535
CSG Systems International Inc 54,248 2,703
Digi International Inc
( d)
46,618 736
Donnelley Financial Solutions Inc
( d)
51,392 465
Ebix Inc 36,653 1,262
Glu Mobile Inc
( d)
189,631 1,119
LivePerson Inc
( d)
101,365 4,157
ManTech International Corp/VA 44,314 3,557
MicroStrategy Inc
( d)
13,554 2,061
NextGen Healthcare Inc
( d)
79,723 1,105
Omnicell Inc
( d)
69,052 5,612
PDF Solutions Inc
( d)
45,809 722
Progress Software Corp 73,739 3,328
SPS Commerce Inc
( d)
57,361 3,260
Tabula Rasa HealthCare Inc
( d),(e)
32,366 1,879
TiVo Corp 208,519 1,518
$ 37,383

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Storage & Warehousing - 0.25%
Mobile Mini Inc 72,648 $ 3,032
Telecommunications - 2.04%
ADTRAN Inc 78,746 713
ATN International Inc 17,910 1,036
CalAmp Corp
( d)
56,178 540
Cincinnati Bell Inc
( d)
83,017 1,138
Consolidated Communications Holdings Inc 118,669 573
Extreme Networks Inc
( d)
200,160 1,181
Harmonic Inc
( d)
148,749 1,046
Iridium Communications Inc
( d)
159,725 4,081
NETGEAR Inc
( d)
49,640 1,277
Plantronics Inc 53,891 1,548
Shenandoah Telecommunications Co 77,164 3,113
Spok Holdings Inc 28,871 307
Viavi Solutions Inc
( d)
378,351 5,335
Vonage Holdings Corp
( d)
375,518 3,331
$ 25,219
Textiles - 0.42%
UniFirst Corp/MA 25,197 5,138
Transportation - 1.57%
ArcBest Corp 41,996 937
Atlas Air Worldwide Holdings Inc
( d)
42,596 952
Dorian LPG Ltd
( d)
47,616 625
Echo Global Logistics Inc
( d)
44,940 871
Forward Air Corp 46,388 3,036
Heartland Express Inc 76,975 1,439
Hub Group Inc
( d)
54,951 2,905
Marten Transport Ltd 63,931 1,327
Matson Inc 70,580 2,542
Saia Inc
( d)
42,704 3,719
SEACOR Holdings Inc
( d)
28,904 1,086
$ 19,439
Trucking & Leasing - 0.10%
Greenbrier Cos Inc/The 53,669 1,293
Water - 0.77%
American States Water Co 60,655 5,372
California Water Service Group 79,270 4,166
$ 9,538
TOTAL COMMON STOCKS $ 1,228,743
Total Investments $ 1,261,924
Other Assets and Liabilities -  (2.00)% (24,722)
TOTAL NET ASSETS - 100.00% $ 1,237,202
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,010 or 1.86% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $21 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 25.34%
Industrial 18.80%
Consumer, Non-cyclical 17.75%
Consumer, Cyclical 14.87%
Technology 8.73%
Communications 4.07%
Basic Materials 4.01%
Energy 3.48%
Money Market Funds 2.59%
Utilities 2.27%
Investment Companies 0.09%
Other Assets and Liabilities
(2.00)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 43,978 $ 135,311 $ 152,749 $ 26,540
$ 43,978 $ 135,311 $ 152,749 $ 26,540
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 59 $ — $ — $ —
$ 59 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini ; March 2020 Long 90 $ 7,266 $ (233)
Total $ (233)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.59% Shares Held Value (000's)
Exchange-Traded Funds - 0.43%
iShares Russell 2000 Value ETF 34,500 $ 4,204
Money Market Funds - 3.09%
BlackRock Liquidity FedFund 1.49%
(a),(b)
3,188,286 3,188
Principal Government Money Market Fund
1.43%
(a),(b),(c)
26,963,141 26,963
$ 30,151
Principal Exchange-Traded Funds - 0.07%
Principal U.S. Small-Cap Multi-Factor Index
ETF
(c)
20,000 634
TOTAL INVESTMENT COMPANIES $ 34,989
COMMON STOCKS - 96.86% Shares Held Value (000's)
Advertising - 0.05%
Boston Omaha Corp
(d)
314 6
Clear Channel Outdoor Holdings Inc
(d)
2,435 7
Fluent Inc
(d)
1,105 3
Marchex Inc
(d)
2,877 10
National CineMedia Inc 59,686 440
Quotient Technology Inc
(d)
3,363 34
$ 500
Aerospace & Defense - 1.30%
AAR Corp 33,775 1,438
Aerojet Rocketdyne Holdings Inc
(d)
9,508 495
AeroVironment Inc
(d)
1,750 117
Barnes Group Inc 13,421 848
Ducommun Inc
(d)
3,861 158
Kaman Corp 1,666 103
Mercury Systems Inc
(d)
5,680 436
Moog Inc 79,404 7,115
National Presto Industries Inc 18,272 1,575
Park Aerospace Corp 14,166 219
Triumph Group Inc 8,339 170
$ 12,674
Agriculture - 0.30%
Alico Inc 257 9
Andersons Inc/The 2,363 54
Darling Ingredients Inc
(d)
14,224 386
Phibro Animal Health Corp 111 3
Universal Corp/VA 36,398 1,934
Vector Group Ltd 41,412 544
$ 2,930
Airlines - 0.30%
Hawaiian Holdings Inc 31,385 875
Mesa Air Group Inc
(d)
1,164 10
SkyWest Inc 12,812 707
Spirit Airlines Inc
(d)
32,757 1,345
$ 2,937
Apparel - 0.12%
Deckers Outdoor Corp
(d)
920 176
Delta Apparel Inc
(d)
485 12
Kontoor Brands Inc 1,583 60
Oxford Industries Inc 463 32
Rocky Brands Inc 15,121 410
Superior Group of Cos Inc 597 7
Unifi Inc
(d)
18,861 406
Vince Holding Corp
(d)
336 5
Weyco Group Inc 418 10
Wolverine World Wide Inc 3,017 95
$ 1,213
Automobile Manufacturers - 0.63%
Blue Bird Corp
(d)
89,919 1,774
Navistar International Corp
(d)
72,225 2,645
REV Group Inc 1,653 16
Wabash National Corp 146,642 1,702
$ 6,137
Automobile Parts & Equipment - 1.13%
Adient PLC
(d)
73,105 1,879
American Axle & Manufacturing Holdings Inc
(d)
8,237 76
Commercial Vehicle Group Inc
(d)
104,507 522
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Cooper Tire & Rubber Co 57,543 $ 1,524
Cooper-Standard Holdings Inc
(d)
1,067 28
Dana Inc 9,963 154
Goodyear Tire & Rubber Co/The 115,000 1,510
Meritor Inc
(d)
67,920 1,488
Methode Electronics Inc 23,923 784
Miller Industries Inc/TN 22,836 785
Modine Manufacturing Co
(d)
3,232 23
Motorcar Parts of America Inc
(d)
59,802 1,188
Spartan Motors Inc 753 13
Standard Motor Products Inc 10,276 499
Telenav Inc
(d)
1,351 6
Tenneco Inc 3,232 31
Visteon Corp
(d)
5,737 458
$ 10,968
Banks - 16.40%
1st Constitution Bancorp 676 14
1st Source Corp 18,109 854
ACNB Corp 513 16
Alerus Financial Corp 169 4
Allegiance Bancshares Inc 1,211 45
Amalgamated Bank 42,407 731
Amerant Bancorp Inc
(d)
1,283 24
American National Bankshares Inc 715 24
Ameris Bancorp 2,430 98
Ames National Corp 641 17
Arrow Financial Corp 4,659 164
Associated Banc-Corp 71,600 1,427
Atlantic Capital Bancshares Inc
(d)
1,358 26
Atlantic Union Bankshares Corp 235,735 7,942
BancFirst Corp 6,359 367
Bancorp Inc/The
(d)
12,162 143
BancorpSouth Bank 4,704 134
Bank First Corp 53 3
Bank of Commerce Holdings 1,356 15
Bank of Marin Bancorp 884 39
Bank of NT Butterfield & Son Ltd/The 2,849 95
Bank of Princeton/The 469 14
Bank7 Corp 309 6
BankUnited Inc 45,600 1,505
Bankwell Financial Group Inc 529 14
Banner Corp 1,699 88
Bar Harbor Bankshares 33,698 741
Baycom Corp
(d)
595 13
BCB Bancorp Inc 1,112 15
Bridge Bancorp Inc 38,308 1,163
Bridgewater Bancshares Inc
(d)
31,967 422
Bryn Mawr Bank Corp 24,529 920
Business First Bancshares Inc 912 23
Byline Bancorp Inc 1,536 30
C&F Financial Corp 245 12
Cadence BanCorp 56,644 886
Cambridge Bancorp 243 18
Camden National Corp 20,457 967
Capital Bancorp Inc
(d)
773 11
Capital City Bank Group Inc 1,356 39
Capstar Financial Holdings Inc 1,070 16
Carolina Financial Corp 22,546 865
Carter Bank & Trust 1,491 30
Cathay General Bancorp 74,276 2,679
CenterState Bank Corp 5,722 129
Central Pacific Financial Corp 2,207 61
Central Valley Community Bancorp 853 16
Century Bancorp Inc/MA 185 16
Chemung Financial Corp 275 11
Citizens & Northern Corp 2,273 58
City Holding Co 11,818 895
Civista Bancshares Inc 1,116 25
CNB Financial Corp/PA 1,319 39

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Coastal Financial Corp/WA
(d)
328 $ 6
Codorus Valley Bancorp Inc 721 16
Colony Bankcorp Inc 569 9
Columbia Banking System Inc 12,282 475
Community Bank System Inc 10,579 701
Community Financial Corp/The 421 14
Community Trust Bancorp Inc 29,030 1,270
ConnectOne Bancorp Inc 54,260 1,282
CrossFirst Bankshares Inc
(d)
30,416 415
Customers Bancorp Inc
(d)
75,461 1,613
CVB Financial Corp 57,203 1,188
Eagle Bancorp Inc 36,266 1,585
Enterprise Bancorp Inc/MA 644 20
Enterprise Financial Services Corp 144,860 6,303
Equity Bancshares Inc
(d)
54,476 1,463
Esquire Financial Holdings Inc
(d)
303 7
Evans Bancorp Inc 357 14
Farmers & Merchants Bancorp Inc/Archbold OH 690 20
Farmers National Banc Corp 1,724 27
FB Financial Corp 11,228 400
Fidelity D&D Bancorp Inc
(e)
106 6
Financial Institutions Inc 30,472 938
First Bancorp Inc/ME 706 20
First BanCorp/Puerto Rico 258,764 2,399
First Bancorp/Southern Pines NC 165,248 5,863
First Bancshares Inc/The 1,132 39
First Bank/Hamilton NJ 1,393 15
First Busey Corp 3,886 99
First Business Financial Services Inc 16,676 420
First Choice Bancorp 712 17
First Commonwealth Financial Corp 12,785 173
First Community Bankshares Inc 9,377 275
First Financial Bancorp 396,285 9,527
First Financial Corp/IN 33,640 1,404
First Foundation Inc 1,851 31
First Guaranty Bancshares Inc 398 7
First Hawaiian Inc 56,307 1,636
First Internet Bancorp 35,046 929
First Interstate BancSystem Inc 2,780 107
First Merchants Corp 224,115 8,908
First Mid Bancshares Inc 24,116 789
First Midwest Bancorp Inc/IL 61,296 1,222
First Northwest Bancorp 634 10
First of Long Island Corp/The 53,929 1,190
Flagstar Bancorp Inc 1,627 57
FNB Corp/PA 99,700 1,164
FNCB Bancorp Inc 1,547 12
Franklin Financial Network Inc 36,480 1,345
Franklin Financial Services Corp 352 13
Fulton Financial Corp 125,718 2,070
FVCBankcorp Inc
(d)
975 16
German American Bancorp Inc 16,686 570
Glacier Bancorp Inc 9,471 402
Great Southern Bancorp Inc 26,118 1,487
Great Western Bancorp Inc 65,130 1,924
Guaranty Bancshares Inc/TX 589 18
Hancock Whitney Corp 34,443 1,368
Hanmi Financial Corp 93,979 1,581
HarborOne Bancorp Inc
(d)
1,044 11
Hawthorn Bancshares Inc 497 11
HBT Financial Inc
(d)
17,119 331
Heartland Financial USA Inc 27,648 1,352
Heritage Commerce Corp 6,912 81
Heritage Financial Corp/WA 30,822 794
Hilltop Holdings Inc 53,293 1,207
Home BancShares Inc/AR 72,350 1,383
HomeStreet Inc 50,996 1,638
Hope Bancorp Inc 137,718 1,915
Horizon Bancorp Inc/IN 23,806 403
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Howard Bancorp Inc
(d)
946 $ 16
IBERIABANK Corp 20,586 1,496
Independent Bank Corp 1,442 104
Independent Bank Corp/MI 7,460 159
Independent Bank Group Inc 2,024 108
International Bancshares Corp 35,298 1,391
Investar Holding Corp 456 10
Kearny Financial Corp/MD 23,041 285
Lakeland Bancorp Inc 76,120 1,236
Lakeland Financial Corp 100,907 4,787
LCNB Corp 906 15
Level One Bancorp Inc 397 10
Live Oak Bancshares Inc 85,786 1,500
Luther Burbank Corp 78,720 812
Macatawa Bank Corp 1,907 20
Mackinac Financial Corp 706 11
MainStreet Bancshares Inc
(d)
606 13
Mercantile Bank Corp 1,684 55
Merchants Bancorp/IN 47,092 926
Meta Financial Group Inc 5,416 202
Metrocity Bankshares Inc 994 16
Metropolitan Bank Holding Corp
(d)
17,798 874
Mid Penn Bancorp Inc 518 12
Midland States Bancorp Inc 58,473 1,545
MidWestOne Financial Group Inc 23,591 763
MVB Financial Corp 709 14
National Bank Holdings Corp 15,630 510
National Bankshares Inc 430 18
NBT Bancorp Inc 10,654 402
Nicolet Bankshares Inc
(d)
605 43
Northeast Bank 582 12
Northrim BanCorp Inc 12,432 467
Norwood Financial Corp 419 14
Oak Valley Bancorp 490 9
OFG Bancorp 2,386 47
Ohio Valley Banc Corp 303 10
Old National Bancorp/IN 30,754 551
Old Second Bancorp Inc 1,959 24
OP Bancorp 7,490 74
Opus Bank 1,435 38
Origin Bancorp Inc 1,192 42
Orrstown Financial Services Inc 16,942 349
Pacific Mercantile Bancorp
(d)
1,482 10
Park National Corp 9,015 856
Parke Bancorp Inc 720 16
PCB Bancorp 936 14
PCSB Financial Corp 1,055 21
Peapack Gladstone Financial Corp 55,768 1,631
Penns Woods Bancorp Inc 480 15
Peoples Bancorp Inc/OH 16,791 546
Peoples Bancorp of North Carolina Inc 330 9
Peoples Financial Services Corp 502 23
People's Utah Bancorp 972 25
Pioneer Bancorp Inc/NY
(d)
763 11
Preferred Bank/Los Angeles CA 921 55
Premier Financial Bancorp Inc 970 17
Prosperity Bancshares Inc 5,842 410
Provident Bancorp Inc
(d)
617 7
QCR Holdings Inc 962 40
RBB Bancorp 37,594 740
Red River Bancshares Inc
(d)
299 16
Reliant Bancorp Inc
(e)
673 14
Renasant Corp 25,529 815
Republic Bancorp Inc/KY 17,742 743
Richmond Mutual Bancorporation Inc
(d)
903 14
S&T Bancorp Inc 14,892 559
Sandy Spring Bancorp Inc 57,613 2,004
SB One Bancorp 620 15
Seacoast Banking Corp of Florida
(d)
1,967 53

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Select Bancorp Inc
(d)
1,157 $ 13
ServisFirst Bancshares Inc 1,060 39
Shore Bancshares Inc 958 16
Sierra Bancorp 3,829 103
Silvergate Capital Corp
(d)
288 5
Simmons First National Corp 40,051 960
SmartFinancial Inc 921 20
South Plains Financial Inc 20,704 450
South State Corp 7,386 559
Southern First Bancshares Inc
(d)
497 19
Southern National Bancorp of Virginia Inc 52,443 815
Southside Bancshares Inc 2,448 86
Spirit of Texas Bancshares Inc
(d)
985 20
Sterling Bancorp Inc/MI 119,041 872
Stock Yards Bancorp Inc 2,089 81
Summit Financial Group Inc 811 20
Texas Capital Bancshares Inc
(d)
26,800 1,473
Tompkins Financial Corp 1,897 164
Towne Bank/Portsmouth VA 23,022 611
TriCo Bancshares 33,593 1,222
TriState Capital Holdings Inc
(d)
1,204 28
Triumph Bancorp Inc
(d)
585 23
TrustCo Bank Corp NY 179,888 1,427
Trustmark Corp 59,429 1,901
UMB Financial Corp 15,051 1,000
Umpqua Holdings Corp 70,800 1,197
United Bankshares Inc/WV 24,252 832
United Community Banks Inc/GA 314,941 8,793
United Security Bancshares/Fresno CA 1,042 10
Unity Bancorp Inc 525 12
Univest Financial Corp 45,894 1,140
Valley National Bancorp 35,918 378
Veritex Holdings Inc 2,824 80
Walker & Dunlop Inc 1,825 121
Washington Trust Bancorp Inc 20,052 949
Webster Financial Corp 148,250 6,651
WesBanco Inc 4,461 148
West Bancorporation Inc 17,491 401
Westamerica Bancorporation 1,601 101
Western New England Bancorp Inc 1,808 16
Wintrust Financial Corp 24,440 1,547
$ 159,886
Beverages - 0.00%
Craft Brew Alliance Inc
(d)
649 11
Farmer Brothers Co
(d)
1,501 18
$ 29
Biotechnology - 0.34%
Abeona Therapeutics Inc
(d)
2,020 4
Acceleron Pharma Inc
(d)
507 46
Achillion Pharamceuticals Inc
(d),(f)
8,433 4
Acorda Therapeutics Inc
(d)
3,295 7
Aduro Biotech Inc
(d)
941 2
Affimed NV
(d)
1,145 3
Akero Therapeutics Inc
(d)
92 2
Aldeyra Therapeutics Inc
(d)
717 4
AMAG Pharmaceuticals Inc
(d)
2,067 18
AnaptysBio Inc
(d)
342 5
Applied Therapeutics Inc
(d)
83 4
Aprea Therapeutics Inc
(d)
57 2
Arcus Biosciences Inc
(d)
1,993 18
Ardelyx Inc
(d)
2,895 20
Arena Pharmaceuticals Inc
(d)
746 35
Assembly Biosciences Inc
(d)
1,298 23
Avid Bioservices Inc
(d)
3,454 23
BioCryst Pharmaceuticals Inc
(d)
7,506 22
Bridgebio Pharma Inc
(d)
268 9
Calithera Biosciences Inc
(d)
2,643 16
CASI Pharmaceuticals Inc
(d)
336 1
CEL-SCI Corp
(d),(e)
190 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Constellation Pharmaceuticals Inc
(d)
114 $ 4
Dynavax Technologies Corp
(d),(e)
539 3
Emergent BioSolutions Inc
(d)
37,675 2,076
Enochian Biosciences Inc
(d),(e)
502 2
Enzo Biochem Inc
(d)
3,293 8
Epizyme Inc
(d)
1,335 28
Evelo Biosciences Inc
(d),(e)
991 6
Exagen Inc
(d)
94 2
FibroGen Inc
(d)
500 21
Five Prime Therapeutics Inc
(d)
2,057 10
Geron Corp
(d)
12,359 16
Gossamer Bio Inc
(d)
1,287 17
IGM Biosciences Inc
(d),(e)
64 2
ImmunoGen Inc
(d)
31,356 148
Immunomedics Inc
(d)
1,027 19
Karuna Therapeutics Inc
(d)
77 7
Kezar Life Sciences Inc
(d)
1,374 4
Kiniksa Pharmaceuticals Ltd
(d)
58 1
Ligand Pharmaceuticals Inc
(d)
2,762 242
Lineage Cell Therapeutics Inc
(d)
8,851 9
Livongo Health Inc
(d),(e)
180 4
MacroGenics Inc
(d)
1,557 14
Mersana Therapeutics Inc
(d)
2,505 17
Molecular Templates Inc
(d)
352 5
Myriad Genetics Inc
(d)
3,849 106
Neon Therapeutics Inc
(d)
1,584 2
NextCure Inc
(d)
43 2
NGM Biopharmaceuticals Inc
(d)
157 3
Novavax Inc
(d),(e)
1,373 10
Osmotica Pharmaceuticals PLC
(d)
715 5
Pacific Biosciences of California Inc
(d)
1,118 5
PDL BioPharma Inc
(d)
7,492 25
PolarityTE Inc
(d),(e)
1,571 5
Precigen Inc
(d),(e)
3,429 16
Prothena Corp PLC
(d)
2,557 31
Rigel Pharmaceuticals Inc
(d)
37,976 86
Sangamo Therapeutics Inc
(d)
2,158 16
Solid Biosciences Inc
(d),(e)
1,371 5
SpringWorks Therapeutics Inc
(d)
109 3
Stoke Therapeutics Inc
(d)
148 4
Strongbridge Biopharma PLC
(d)
2,829 8
Synlogic Inc
(d)
1,406 4
TCR2 Therapeutics Inc
(d)
732 11
TransMedics Group Inc
(d)
168 3
Turning Point Therapeutics Inc
(d)
58 3
UNITY Biotechnology Inc
(d)
488 3
VBI Vaccines Inc
(d)
778 1
Viking Therapeutics Inc
(d),(e)
3,589 23
$ 3,315
Building Materials - 0.79%
Apogee Enterprises Inc 35,978 1,145
Armstrong Flooring Inc
(d)
241,151 854
Boise Cascade Co 2,230 81
Builders FirstSource Inc
(d)
18,549 460
Caesarstone Ltd 111,039 1,452
Continental Building Products Inc
(d)
17,051 631
Cornerstone Building Brands Inc
(d)
2,927 25
Gibraltar Industries Inc
(d)
6,499 355
Griffon Corp 3,742 78
JELD-WEN Holding Inc
(d)
353 8
Louisiana-Pacific Corp 4,824 148
Masonite International Corp
(d)
24,329 1,828
Patrick Industries Inc 335 17
PGT Innovations Inc
(d)
1,502 23
Select Interior Concepts Inc
(d)
1,254 10
Summit Materials Inc
(d)
4,401 97
Universal Forest Products Inc 10,371 496
$ 7,708

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2.05%
AdvanSix Inc
(d)
1,898 $ 36
American Vanguard Corp 70,916 1,324
Cabot Corp 28,600 1,140
Element Solutions Inc
(d)
909,500 10,641
Ferro Corp
(d)
727 10
Hawkins Inc 696 29
HB Fuller Co 620 29
Huntsman Corp 150,400 3,092
Innophos Holdings Inc 6,879 220
Innospec Inc 6,083 613
Intrepid Potash Inc
(d)
6,205 15
Koppers Holdings Inc
(d)
379 12
Kraton Corp
(d)
1,075 18
Kronos Worldwide Inc 1,617 18
Minerals Technologies Inc 24,335 1,317
Oil-Dri Corp of America 407 14
Orion Engineered Carbons SA 1,935 30
PolyOne Corp 21,121 701
PQ Group Holdings Inc
(d)
2,462 38
Rogers Corp
(d)
2,085 246
Sensient Technologies Corp 929 55
Stepan Co 3,218 317
Tronox Holdings PLC 12,083 102
Valhi Inc 3,266 5
$ 20,022
Coal - 0.20%
Advanced Emissions Solutions Inc
(e)
520 6
Arch Coal Inc 2,305 119
CONSOL Energy Inc
(d)
6,708 55
Hallador Energy Co 5,943 10
NACCO Industries Inc 282 13
Peabody Energy Corp 3,989 27
Ramaco Resources Inc
(d)
1,022 3
SunCoke Energy Inc 25,020 147
Warrior Met Coal Inc 83,037 1,566
$ 1,946
Commercial Services - 4.94%
Aaron's Inc 58,722 3,485
ABM Industries Inc 3,188 122
Acacia Research Corp
(d)
4,172 10
Adtalem Global Education Inc
(d)
107,989 3,727
American Public Education Inc
(d)
3,027 72
AMN Healthcare Services Inc
(d)
125,000 8,422
Arlo Technologies Inc
(d)
4,681 20
ASGN Inc
(d)
67,478 4,567
BG Staffing Inc 49,284 992
BrightView Holdings Inc
(d)
2,110 33
Brink's Co/The 68,650 5,780
CAI International Inc
(d)
1,127 31
Cardtronics PLC
(d)
8,151 367
Care.com Inc
(d)
263 4
Carriage Services Inc 8,006 190
Cass Information Systems Inc 21,600 1,167
CBIZ Inc
(d)
7,998 216
Collectors Universe Inc 144 3
CRA International Inc 5,577 297
Cross Country Healthcare Inc
(d)
2,149 21
Emerald Expositions Events Inc 119,968 1,251
Ennis Inc 91,841 1,916
EVERTEC Inc 2,960 99
FTI Consulting Inc
(d)
9,817 1,179
GP Strategies Corp
(d)
66,312 883
Green Dot Corp
(d)
370 11
Hackett Group Inc/The 123 2
Heidrick & Struggles International Inc 67,028 1,905
Herc Holdings Inc
(d)
1,068 43
Hertz Global Holdings Inc
(d)
11,146 175
HMS Holdings Corp
(d)
13,000 355
Huron Consulting Group Inc
(d)
1,421 92
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
ICF International Inc 2,701 $ 237
Information Services Group Inc
(d)
2,957 8
K12 Inc
(d)
1,752 28
Kelly Services Inc 86,490 1,536
Kforce Inc 10,300 382
Korn Ferry 41,305 1,693
Laureate Education Inc
(d)
9,008 188
LiveRamp Holdings Inc
(d)
3,174 128
Medifast Inc
(e)
9,000 870
Progyny Inc
(d)
416 12
Rent-A-Center Inc/TX 18,660 544
Resources Connection Inc 96,353 1,467
Rosetta Stone Inc
(d)
1,212 21
RR Donnelley & Sons Co 5,152 12
SEACOR Marine Holdings Inc
(d)
1,435 15
SP Plus Corp
(d)
1,754 73
Strategic Education Inc 1,200 195
Team Inc
(d)
4,389 59
Textainer Group Holdings Ltd
(d)
3,371 32
TrueBlue Inc
(d)
54,411 1,192
Vectrus Inc
(d)
29,238 1,630
WW International Inc
(d)
11,470 378
$ 48,137
Computers - 3.93%
3D Systems Corp
(d)
5,412 59
CACI International Inc
(d)
42,335 11,322
Conduent Inc
(d)
8,083 35
Cubic Corp 1,261 82
CyberArk Software Ltd
(d)
17,325 2,395
Diebold Nixdorf Inc
(d)
1,746 20
Insight Enterprises Inc
(d)
118,469 7,804
Inspired Entertainment Inc
(d)
337 2
Lumentum Holdings Inc
(d)
3,701 280
MTS Systems Corp 589 30
NetScout Systems Inc
(d)
3,436 88
OneSpan Inc
(d)
667 11
Perspecta Inc 237,416 6,664
Ping Identity Holding Corp
(d),(e)
120 3
Science Applications International Corp 72,325 6,348
SecureWorks Corp
(d)
4,272 67
StarTek Inc
(d)
11,243 86
Stratasys Ltd
(d)
2,449 44
Super Micro Computer Inc
(d)
54,200 1,516
Sykes Enterprises Inc
(d)
2,919 98
Unisys Corp
(d)
139,883 1,358
$ 38,312
Consumer Products - 0.16%
ACCO Brands Corp 137,758 1,190
Central Garden & Pet Co
(d)
684 22
Central Garden & Pet Co - A Shares
(d)
3,072 92
Helen of Troy Ltd
(d)
1,180 223
Quanex Building Products Corp 2,250 40
$ 1,567
Cosmetics & Personal Care - 0.02%
Edgewell Personal Care Co
(d)
4,600 119
elf Beauty Inc
(d)
1,425 22
Inter Parfums Inc 890 61
Revlon Inc
(d),(e)
131 3
$ 205
Distribution & Wholesale - 0.89%
Anixter International Inc
(d)
18,256 1,782
Fossil Group Inc
(d)
162,490 1,093
G-III Apparel Group Ltd
(d)
43,099 1,173
H&E Equipment Services Inc 5,885 160
Resideo Technologies Inc
(d)
148,300 1,510
ScanSource Inc
(d)
44,265 1,544
Systemax Inc 304 7
Triton International Ltd/Bermuda 3,680 138
Veritiv Corp
(d)
12,850 181

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
WESCO International Inc
(d)
21,564 $ 1,044
$ 8,632
Diversified Financial Services - 3.95%
Aircastle Ltd 3,664 118
AllianceBernstein Holding LP 25,452 834
Altisource Portfolio Solutions SA
(d)
345 6
Artisan Partners Asset Management Inc 69,276 2,313
B. Riley Financial Inc 1,417 38
Blucora Inc
(d)
683 15
Boston Private Financial Holdings Inc 142,136 1,621
Brightsphere Investment Group Inc 87,106 802
Calamos Asset Management, Inc
(d),(f),(g)
32,006 —
CBTX Inc 1,233 36
Columbia Financial Inc
(d)
2,486 42
Cowen Inc
(d)
80,902 1,300
Deluxe Corp 33,007 1,591
Diamond Hill Investment Group Inc 30 4
Elevate Credit Inc
(d)
1,051 6
Encore Capital Group Inc
(d)
2,445 83
Enova International Inc
(d)
27,090 679
Evercore Inc - Class A 11,000 843
EZCORP Inc
(d)
3,666 23
Federal Agricultural Mortgage Corp 10,318 787
Federated Hermes Inc 15,220 551
GAIN Capital Holdings Inc 83,500 326
GAMCO Investors Inc 21,990 365
Greenhill & Co Inc 75,299 1,179
Hannon Armstrong Sustainable Infrastructure
Capital Inc
4,271 146
INTL. FCStone Inc
(d)
21,076 1,005
Ladenburg Thalmann Financial Services Inc 1,233 4
Legg Mason Inc 39,298 1,539
LendingClub Corp
(d)
3,314 39
LPL Financial Holdings Inc 88,100 8,117
Marlin Business Services Corp 466 9
MMA Capital Holdings Inc
(d)
416 13
Moelis & Co 472 17
Mr Cooper Group Inc
(d)
27,002 334
Navient Corp 112,750 1,621
Nelnet Inc 832 48
NewStar Financial Inc
(d),(f),(h)
52,106 13
On Deck Capital Inc
(d)
32,398 132
Oppenheimer Holdings Inc 32,487 895
PennyMac Financial Services Inc 1,051 35
Piper Sandler Cos 2,880 237
PJT Partners Inc 467 21
PRA Group Inc
(d)
2,116 75
Pzena Investment Management Inc 8,846 72
Regional Management Corp
(d)
2,086 58
Sculptor Capital Management Inc 37,355 857
SLM Corp 106,100 1,159
Stifel Financial Corp 13,584 879
Virtu Financial Inc 250,125 4,174
Virtus Investment Partners Inc 10,590 1,303
Waddell & Reed Financial Inc 67,609 1,080
Westwood Holdings Group Inc 38,794 1,090
$ 38,534
Electric - 1.78%
ALLETE Inc 28,254 2,359
Ameresco Inc
(d)
1,577 30
Atlantic Power Corp
(d)
10,517 25
Avista Corp 41,437 2,107
Black Hills Corp 6,545 543
Clearway Energy Inc - Class A 49,422 1,023
Clearway Energy Inc - Class C 6,393 135
El Paso Electric Co 35,939 2,448
Genie Energy Ltd 18,554 134
IDACORP Inc 1,133 127
MGE Energy Inc 7,598 607
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NorthWestern Corp 27,063 $ 2,082
Ormat Technologies Inc 1,973 156
Otter Tail Corp 39,445 2,114
PNM Resources Inc 39,572 2,146
Portland General Electric Co 15,955 981
Unitil Corp 5,474 338
$ 17,355
Electrical Components & Equipment - 0.79%
American Superconductor Corp
(d)
7,310 46
Belden Inc 36,613 1,804
Encore Wire Corp 7,893 428
Energizer Holdings Inc 24,300 1,124
EnerSys 22,909 1,649
Graham Corp 44,029 805
Insteel Industries Inc 73,316 1,640
Powell Industries Inc 3,697 153
$ 7,649
Electronics - 2.26%
Bel Fuse Inc 818 14
Benchmark Electronics Inc 3,015 93
Brady Corp 184,436 10,213
Comtech Telecommunications Corp 15,440 447
FARO Technologies Inc
(d)
72 4
Fitbit Inc
(d)
8,419 55
GoPro Inc
(d),(e)
1,221 5
II-VI Inc
(d)
1,506 51
Kimball Electronics Inc
(d)
69,439 1,123
Knowles Corp
(d)
19,361 381
NVE Corp 8,573 628
OSI Systems Inc
(d)
3,410 295
Plexus Corp
(d)
17,558 1,249
Sanmina Corp
(d)
75,864 2,415
SMART Global Holdings Inc
(d)
908 27
Stoneridge Inc
(d)
1,101 31
SYNNEX Corp 2,720 375
Tech Data Corp
(d)
7,035 1,012
TTM Technologies Inc
(d)
4,787 69
Vishay Intertechnology Inc 74,774 1,518
Vishay Precision Group Inc
(d)
2,147 74
Watts Water Technologies Inc 4,173 416
ZAGG Inc
(d)
208,831 1,579
$ 22,074
Energy - Alternate Sources - 0.40%
Clean Energy Fuels Corp
(d)
9,040 21
FutureFuel Corp 75,586 829
Green Plains Inc 2,312 29
Pattern Energy Group Inc 6,714 181
Renewable Energy Group Inc
(d)
46,576 1,223
REX American Resources Corp
(d)
20,500 1,544
Sunnova Energy International Inc
(d)
575 8
SunPower Corp
(d)
3,964 34
TerraForm Power Inc 3,586 65
$ 3,934
Engineering & Construction - 1.03%
Aegion Corp
(d)
1,923 40
Arcosa Inc 13,384 586
Comfort Systems USA Inc 16,500 765
Concrete Pumping Holdings Inc
(d)
1,156 6
Construction Partners Inc
(d)
775 13
Dycom Industries Inc
(d)
324 13
EMCOR Group Inc 9,635 792
Exponent Inc 1,180 86
Fluor Corp 93,300 1,669
Granite Construction Inc 1,866 51
Great Lakes Dredge & Dock Corp
(d)
15,755 165
IES Holdings Inc
(d)
371 9
KBR Inc 14,186 386
Mistras Group Inc
(d)
1,193 13
MYR Group Inc
(d)
38,107 1,094

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Primoris Services Corp 58,221 $ 1,242
Star Group LP 86,402 802
Sterling Construction Co Inc
(d)
62,459 823
Tutor Perini Corp
(d)
132,466 1,492
VSE Corp 593 18
WillScot Corp
(d)
869 16
$ 10,081
Entertainment - 0.42%
AMC Entertainment Holdings Inc
(e)
3,424 22
Eros International PLC
(d),(e)
4,786 12
Golden Entertainment Inc
(d)
705 12
Marriott Vacations Worldwide Corp 2,233 269
Monarch Casino & Resort Inc
(d)
151 8
Penn National Gaming Inc
(d)
9,943 297
RCI Hospitality Holdings Inc 691 12
Reading International Inc
(d)
1,109 11
Scientific Games Corp
(d)
78,475 1,949
Twin River Worldwide Holdings Inc 56,900 1,516
$ 4,108
Environmental Control - 0.07%
Advanced Disposal Services Inc
(d)
251 8
AquaVenture Holdings Ltd
(d)
804 22
CECO Environmental Corp
(d)
2,208 17
Charah Solutions Inc
(d)
1,026 2
Heritage-Crystal Clean Inc
(d)
4,343 123
Tetra Tech Inc 6,110 523
$ 695
Food - 0.78%
B&G Foods Inc
(e)
2,733 44
BellRing Brands Inc
(d)
1,701 37
Cal-Maine Foods Inc 1,476 53
Fresh Del Monte Produce Inc 2,441 76
Hostess Brands Inc
(d)
39,298 528
Ingles Markets Inc 5,529 231
John B Sanfilippo & Son Inc 1,170 99
Lancaster Colony Corp 2,328 360
Landec Corp
(d)
1,589 18
Nathan's Famous Inc 131 9
Natural Grocers by Vitamin Cottage Inc 20,755 188
Performance Food Group Co
(d)
88,950 4,607
Sanderson Farms Inc 1,972 271
Seneca Foods Corp - Class A
(d)
4,823 190
Simply Good Foods Co/The
(d)
3,890 89
SpartanNash Co 2,287 28
Tootsie Roll Industries Inc 207 7
United Natural Foods Inc
(d)
3,362 24
Village Super Market Inc 33,979 756
Weis Markets Inc 615 22
$ 7,637
Forest Products & Paper - 0.30%
Clearwater Paper Corp
(d)
1,009 28
Domtar Corp 31,400 1,093
Mercer International Inc 99,500 1,096
Neenah Inc 2,747 183
PH Glatfelter Co 3,437 57
Schweitzer-Mauduit International Inc 4,131 145
Verso Corp
(d)
18,560 313
$ 2,915
Gas - 2.38%
New Jersey Resources Corp 3,966 164
Northwest Natural Holding Co 1,235 91
ONE Gas Inc 10,761 1,017
RGC Resources Inc 559 14
South Jersey Industries Inc 54,825 1,688
Southwest Gas Holdings Inc 132,084 9,974
Spire Inc 121,122 10,213
$ 23,161
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.77%
Franklin Electric Co Inc 115,799 $ 6,680
Hurco Cos Inc 483 15
Kennametal Inc 25,597 801
Luxfer Holdings PLC 233 4
$ 7,500
Healthcare - Products - 1.36%
Alphatec Holdings Inc
(d)
524 4
AngioDynamics Inc
(d)
2,430 33
Apyx Medical Corp
(d)
2,169 16
Avanos Medical Inc
(d)
2,229 61
CareDx Inc
(d)
2,899 70
CONMED Corp 1,130 115
Hanger Inc
(d)
88,127 2,153
Integer Holdings Corp
(d)
3,773 322
Integra LifeSciences Holdings Corp
(d)
126,175 6,945
Invacare Corp 2,430 19
Lantheus Holdings Inc
(d)
107,632 1,885
LeMaitre Vascular Inc 165 6
LivaNova PLC
(d)
714 48
Luminex Corp 2,860 65
Meridian Bioscience Inc 2,734 27
NanoString Technologies Inc
(d)
129 3
OPKO Health Inc
(d)
23,156 34
OraSure Technologies Inc
(d)
3,987 28
Orthofix Medical Inc
(d)
406 18
Patterson Cos Inc 61,051 1,344
RTI Surgical Holdings Inc
(d)
4,026 17
SeaSpine Holdings Corp
(d)
1,160 17
Utah Medical Products Inc 49 4
Varex Imaging Corp
(d)
1,494 41
$ 13,275
Healthcare - Services - 0.49%
Addus HomeCare Corp
(d)
1,940 183
American Renal Associates Holdings Inc
(d)
963 9
Brookdale Senior Living Inc
(d)
12,302 81
Cellular Biomedicine Group Inc
(d)
272 5
Community Health Systems Inc
(d)
6,054 26
Five Star Senior Living Inc
(d)
6,179 28
Magellan Health Inc
(d)
21,750 1,593
MEDNAX Inc
(d)
58,500 1,349
National HealthCare Corp 805 67
Personalis Inc
(d)
280 3
Surgery Partners Inc
(d)
7,376 124
Syneos Health Inc
(d)
3,621 222
Tenet Healthcare Corp
(d)
320 10
Tivity Health Inc
(d)
24,470 530
Triple-S Management Corp
(d)
33,206 585
$ 4,815
Home Builders - 1.84%
Beazer Homes USA Inc
(d)
10,119 139
Century Communities Inc
(d)
51,353 1,524
Forestar Group Inc
(d)
842 17
Green Brick Partners Inc
(d)
42,485 493
KB Home 16,381 615
LGI Homes Inc
(d)
16,411 1,309
M/I Homes Inc
(d)
26,099 1,159
MDC Holdings Inc 137,203 5,781
Meritage Homes Corp
(d)
26,529 1,882
Taylor Morrison Home Corp
(d)
74,878 1,938
Thor Industries Inc 14,200 1,143
TRI Pointe Group Inc
(d)
107,454 1,747
William Lyon Homes
(d)
2,002 46
Winnebago Industries Inc 2,582 142
$ 17,935
Home Furnishings - 0.51%
Daktronics Inc 2,661 16
Ethan Allen Interiors Inc 101,439 1,638
Flexsteel Industries Inc 23,588 387
Hamilton Beach Brands Holding Co 22,800 360

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings (continued)
Hooker Furniture Corp 66,625 $ 1,642
iRobot Corp
(d),(e)
16,800 790
Purple Innovation Inc
(d)
560 7
Sleep Number Corp
(d)
184 9
Universal Electronics Inc
(d)
2,391 119
$ 4,968
Housewares - 0.07%
Lifetime Brands Inc 853 6
Tupperware Brands Corp 101,261 634
$ 640
Insurance - 6.55%
Ambac Financial Group Inc
(d)
77,034 1,651
American Equity Investment Life Holding Co 46,977 1,241
AMERISAFE Inc 3,024 207
Argo Group International Holdings Ltd 14,063 923
CNO Financial Group Inc 98,219 1,728
Crawford & Co
(e)
401 3
Donegal Group Inc 4,988 69
Employers Holdings Inc 54,284 2,316
Enstar Group Ltd
(d)
4,653 908
Essent Group Ltd 28,410 1,410
FBL Financial Group Inc 8,261 445
FedNat Holding Co 8,456 132
FGL Holdings 143,705 1,387
Genworth Financial Inc 84,820 348
Global Indemnity Ltd 30,194 952
Hallmark Financial Services Inc
(d)
968 17
Hanover Insurance Group Inc/The 54,100 7,497
Heritage Insurance Holdings Inc 8,443 101
Horace Mann Educators Corp 47,096 2,025
Independence Holding Co 355 14
Investors Title Co 71 11
James River Group Holdings Ltd 774 33
MBIA Inc
(d)
124,492 1,128
MGIC Investment Corp 771,730 10,642
National General Holdings Corp 27,008 588
National Western Life Group Inc 7,962 2,117
NI Holdings Inc
(d)
817 13
NMI Holdings Inc
(d)
16,340 522
Old Republic International Corp 327,250 7,379
ProAssurance Corp 55,264 1,678
ProSight Global Inc
(d)
415 6
Protective Insurance Corp 7,404 116
Radian Group Inc 79,472 1,946
RLI Corp 650 60
Safety Insurance Group Inc 706 65
Selective Insurance Group Inc 138,433 9,171
State Auto Financial Corp 13,800 416
Stewart Information Services Corp 41,360 1,727
Third Point Reinsurance Ltd
(d)
144,801 1,577
Tiptree Inc 1,928 13
United Fire Group Inc 28,423 1,258
Universal Insurance Holdings Inc 915 22
$ 63,862
Internet - 0.24%
Cars.com Inc
(d)
3,814 45
comScore Inc
(d)
3,117 12
DHI Group Inc
(d)
3,764 11
ePlus Inc
(d)
4,976 397
HealthStream Inc
(d)
1,611 42
Lands' End Inc
(d)
705 8
Limelight Networks Inc
(d)
4,499 22
Meet Group Inc/The
(d)
2,271 12
NIC Inc 56,435 1,113
Perficient Inc
(d)
11,430 568
Rubicon Project Inc/The
(d)
1,075 10
Stamps.com Inc
(d)
766 57
Stitch Fix Inc
(d),(e)
197 5
TechTarget Inc
(d)
520 13
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
TrueCar Inc
(d)
1,437 $ 5
$ 2,320
Investment Companies - 0.13%
Altus Midstream Co
(d),(e)
580,900 1,208
Ellington Financial Inc 1,970 36
Medallion Financial Corp
(d),(e)
1,479 10
$ 1,254
Iron & Steel - 0.26%
AK Steel Holding Corp
(d)
8,897 25
Allegheny Technologies Inc
(d)
6,023 104
Carpenter Technology Corp 3,204 127
Cleveland-Cliffs Inc
(e)
177,243 1,244
Commercial Metals Co 34,649 712
Schnitzer Steel Industries Inc 19,601 315
$ 2,527
Leisure Products & Services - 0.25%
Acushnet Holdings Corp 2,737 85
Callaway Golf Co 4,474 96
Camping World Holdings Inc 61,100 951
Clarus Corp 679 9
Escalade Inc 1,024 9
Johnson Outdoors Inc 16,117 1,267
OneSpaWorld Holdings Ltd 2,137 32
Vista Outdoor Inc
(d)
3,828 28
$ 2,477
Lodging - 0.18%
BBX Capital Corp 4,768 19
Bluegreen Vacations Corp
(e)
772 7
Boyd Gaming Corp 3,037 90
Century Casinos Inc
(d)
2,135 18
Hilton Grand Vacations Inc
(d)
46,307 1,478
Marcus Corp/The 1,839 54
St Joe Co/The
(d)
2,057 43
$ 1,709
Machinery - Construction & Mining - 0.26%
Argan Inc 199 8
Astec Industries Inc 41,169 1,698
Hyster-Yale Materials Handling Inc 13,485 728
Manitowoc Co Inc/The
(d)
2,200 32
SPX Corp
(d)
799 39
Terex Corp 770 20
$ 2,525
Machinery - Diversified - 1.75%
Alamo Group Inc 43,222 5,384
Albany International Corp 49,175 3,431
Altra Industrial Motion Corp 3,059 102
Cactus Inc 38,400 1,107
Columbus McKinnon Corp/NY 5,219 183
CSW Industrials Inc 4,600 349
Curtiss-Wright Corp 150 22
DXP Enterprises Inc/TX
(d)
36,488 1,265
Gencor Industries Inc
(d)
658 7
Gorman-Rupp Co/The 1,480 54
GrafTech International Ltd 418,600 4,491
Ichor Holdings Ltd
(d)
1,746 58
Lindsay Corp 353 35
Mueller Water Products Inc - Class A 39,631 462
SPX FLOW Inc
(d)
1,965 86
$ 17,036
Media - 2.49%
Cumulus Media Inc
(d)
1,112 16
Entercom Communications Corp 42,819 170
Entravision Communications Corp 347,482 770
EW Scripps Co/The 2,654 32
Gannett Co Inc 5,570 34
Gray Television Inc
(d)
209,536 4,249
Hemisphere Media Group Inc
(d)
196 3
Houghton Mifflin Harcourt Co
(d)
6,500 36

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Lee Enterprises Inc
(d)
25,365 $ 53
Liberty Latin America Ltd - Class A
(d)
6,703 112
Liberty Latin America Ltd - Class C
(d)
13,436 227
Media General Inc - Rights
(d),(f),(g)
15,053 1
Meredith Corp
(e)
25,677 772
MSG Networks Inc
(d),(e)
107,396 1,633
Nexstar Media Group Inc 80,000 9,692
Saga Communications Inc 686 21
Scholastic Corp 8,855 292
TEGNA Inc 363,179 6,138
Tribune Publishing Co 1,333 17
WideOpenWest Inc
(d)
4,876 33
$ 24,301
Metal Fabrication & Hardware - 0.67%
AZZ Inc 37,213 1,536
CIRCOR International Inc
(d)
942 39
Eastern Co/The 1,392 39
LB Foster Co
(d)
12,058 204
Mueller Industries Inc 28,519 832
Northwest Pipe Co
(d)
695 23
Olympic Steel Inc 786 11
Park-Ohio Holdings Corp 639 19
Rexnord Corp 26,343 860
Ryerson Holding Corp
(d)
2,541 26
Synalloy Corp
(d)
820 10
TimkenSteel Corp
(d)
2,558 16
Tredegar Corp 5,257 107
TriMas Corp
(d)
2,113 61
Valmont Industries Inc 8,255 1,173
Worthington Industries Inc 41,604 1,530
$ 6,486
Mining - 0.37%
Century Aluminum Co
(d)
220,500 1,166
Coeur Mining Inc
(d)
11,326 68
Contura Energy Inc
(d)
1,176 7
Covia Holdings Corp
(d)
2,956 5
Gold Resource Corp 3,918 22
Hecla Mining Co 23,405 71
Kaiser Aluminum Corp 8,353 837
Livent Corp
(d)
144,234 1,357
Novagold Resources Inc
(d)
3,325 30
Pan American Silver - CVR
(d),(f)
11,857 3
United States Lime & Minerals Inc 157 14
$ 3,580
Miscellaneous Manufacturers - 1.63%
American Outdoor Brands Corp
(d)
3,643 34
Enerpac Tool Group Corp 1,346 31
EnPro Industries Inc 25,733 1,504
ESCO Technologies Inc 241 23
Fabrinet
(d)
113,705 7,168
Federal Signal Corp 3,028 97
Haynes International Inc 2,950 80
Hillenbrand Inc 62,173 1,805
Lydall Inc
(d)
1,179 24
Materion Corp 8,398 456
NL Industries Inc
(d)
1,320 5
Standex International Corp 591 43
Sturm Ruger & Co Inc 67 3
Trinity Industries Inc 150,900 3,068
Trinseo SA 53,448 1,535
$ 15,876
Office & Business Equipment - 0.00%
Pitney Bowes Inc 5,496 21
Office Furnishings - 0.32%
CompX International Inc 349 6
Herman Miller Inc 13,228 511
HNI Corp 941 34
Interface Inc 71,977 1,157
Kimball International Inc 3,482 66
COMMON STOCKS (continued) Shares Held Value (000’s)
Office Furnishings (continued)
Knoll Inc 20,469 $ 507
Steelcase Inc 45,816 852
$ 3,133
Oil & Gas - 3.41%
Abraxas Petroleum Corp
(d)
12,025 3
Amplify Energy Corp 991 5
Berry Petroleum Corp 235,765 1,615
Bonanza Creek Energy Inc
(d)
92,947 1,691
Brigham Minerals Inc 349 6
California Resources Corp
(d),(e)
5,911 43
Callon Petroleum Co
(d)
444,835 1,334
Centennial Resource Development Inc/DE
(d)
478,200 1,559
Chaparral Energy Inc - A Shares
(d)
2,528 3
CNX Resources Corp
(d)
10,996 80
Comstock Resources Inc
(d),(e)
1,203 7
CVR Energy Inc 11,844 410
Delek US Holdings Inc 41,898 1,150
Denbury Resources Inc
(d)
39,727 40
Earthstone Energy Inc
(d)
297,654 1,489
Evolution Petroleum Corp 8,175 41
Falcon Minerals Corp 2,529 14
Goodrich Petroleum Corp
(d)
370 2
Gulfport Energy Corp
(d)
25,145 39
HighPoint Resources Corp
(d)
8,677 10
Kosmos Energy Ltd 1,369,121 6,996
Laredo Petroleum Inc
(d)
157,567 271
Magnolia Oil & Gas Corp
(d)
143,295 1,508
Mammoth Energy Services Inc 1,687 2
Matador Resources Co
(d)
4,790 70
Montage Resources Corp
(d)
1,854 7
Murphy USA Inc
(d)
6,374 651
Nabors Industries Ltd 52,291 108
Noble Corp PLC
(d)
15,595 13
Northern Oil and Gas Inc
(d),(e)
18,950 31
Oasis Petroleum Inc
(d)
29,670 67
Pacific Drilling SA
(d)
1,919 4
Panhandle Oil and Gas Inc 5,668 41
Par Pacific Holdings Inc
(d)
35,279 710
Parker Drilling Co
(d)
725 12
Parsley Energy Inc 411,964 6,855
PBF Energy Inc 40,700 1,111
PDC Energy Inc
(d)
84,598 1,827
Penn Virginia Corp
(d)
900 19
PrimeEnergy Resources Corp
(d)
24 3
QEP Resources Inc 11,416 36
Range Resources Corp
(e)
371,000 1,113
Ring Energy Inc
(d)
34,226 73
SandRidge Energy Inc
(d)
9,987 25
SilverBow Resources Inc
(d)
2,696 14
SM Energy Co 8,459 78
Southwestern Energy Co
(d)
74,245 117
Talos Energy Inc
(d)
18,346 402
Transocean Ltd
(d)
4,741 22
Trecora Resources
(d)
7,763 53
W&T Offshore Inc
(d)
346,778 1,435
Whiting Petroleum Corp
(d),(e)
4,309 20
$ 33,235
Oil & Gas Services - 1.65%
Apergy Corp
(d)
55,800 1,443
Archrock Inc 9,250 77
Dril-Quip Inc
(d)
2,472 101
Era Group Inc
(d)
1,501 15
Exterran Corp
(d)
1,873 10
Forum Energy Technologies Inc
(d)
55,257 59
Frank's International NV
(d)
386,311 1,352
FTS International Inc
(d)
8,490 5
Geospace Technologies Corp
(d)
996 13
Helix Energy Solutions Group Inc
(d)
18,412 154
Independence Contract Drilling Inc
(d)
3,982 3

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
Liberty Oilfield Services Inc 193,992 $ 1,645
Matrix Service Co
(d)
55,895 1,125
MRC Global Inc
(d)
16,580 187
National Energy Services Reunited Corp
(d)
1,873 12
Natural Gas Services Group Inc
(d)
1,097 12
NCS Multistage Holdings Inc
(d)
1,406 2
Newpark Resources Inc
(d)
213,655 1,068
NexTier Oilfield Solutions Inc
(d)
353,350 1,820
Nine Energy Service Inc
(d)
62,500 303
NOW Inc
(d)
29,085 291
Oceaneering International Inc
(d)
4,790 59
Oil States International Inc
(d)
5,927 64
ProPetro Holding Corp
(d)
167,405 1,630
RPC Inc
(e)
264,634 1,199
Select Energy Services Inc
(d)
117,773 820
Seventy Seven Energy Inc
(d),(f),(g)
16,216 —
Smart Sand Inc
(d),(e)
2,222 5
Solaris Oilfield Infrastructure Inc 125,100 1,442
TETRA Technologies Inc
(d)
17,440 26
Thermon Group Holdings Inc
(d)
46,782 1,109
US Well Services Inc
(d)
838 1
$ 16,052
Packaging & Containers - 0.09%
Greif Inc - Class A 6,570 266
Greif Inc - Class B 442 21
Matthews International Corp 1,428 53
Silgan Holdings Inc 13,400 414
UFP Technologies Inc
(d)
3,265 152
$ 906
Pharmaceuticals - 1.11%
Adamas Pharmaceuticals Inc
(d)
1,826 9
Aeglea BioTherapeutics Inc
(d)
1,608 12
Akebia Therapeutics Inc
(d)
7,188 52
Akorn Inc
(d)
12,987 20
Anika Therapeutics Inc
(d)
11,081 456
Artana Therapeutics
(d),(f),(g)
581 —
Assertio Therapeutics Inc
(d)
6,929 8
Chimerix Inc
(d)
3,454 6
Coherus Biosciences Inc
(d)
20,630 372
Concert Pharmaceuticals Inc
(d)
3,620 39
Corium International Inc
(d),(f)
454 —
Cyclerion Therapeutics Inc
(d)
79 —
Cytokinetics Inc
(d)
274 3
Diplomat Pharmacy Inc
(d)
4,340 17
Endo International PLC
(d)
14,594 83
G1 Therapeutics Inc
(d)
7,608 147
Gritstone Oncology Inc
(d)
1,190 11
Harpoon Therapeutics Inc
(d)
402 5
Intellia Therapeutics Inc
(d)
4,994 59
Intra-Cellular Therapies Inc
(d)
1,046 24
Jounce Therapeutics Inc
(d)
5,476 34
Lannett Co Inc
(d),(e)
2,203 18
Mallinckrodt PLC
(d),(e)
20,481 94
Minerva Neurosciences Inc
(d)
473 4
Nature's Sunshine Products Inc
(d)
664 6
Option Care Health Inc
(d)
7,113 30
Owens & Minor Inc 6,049 37
PRA Health Sciences Inc
(d)
59,225 6,000
Prestige Consumer Healthcare Inc
(d)
3,219 131
Principia Biopharma Inc
(d)
96 5
Protagonist Therapeutics Inc
(d)
562 4
Reata Pharmaceuticals Inc
(d)
808 177
Revance Therapeutics Inc
(d)
439 10
Spectrum Pharmaceuticals Inc
(d)
738 2
Spero Therapeutics Inc
(d)
823 8
Sutro Biopharma Inc
(d)
514 5
Taro Pharmaceutical Industries Ltd
(d),(e)
17,600 1,420
TG Therapeutics Inc
(d)
528 7
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
USANA Health Sciences Inc
(d)
24,300 $ 1,499
$ 10,814
Pipelines - 0.37%
CNX Midstream Partners LP
(e)
82,900 1,276
Noble Midstream Partners LP
(e),(h)
51,300 1,149
Oasis Midstream Partners LP 74,600 1,159
$ 3,584
Private Equity - 0.17%
Kennedy-Wilson Holdings Inc 2,856 62
Victory Capital Holdings Inc 76,139 1,588
$ 1,650
Real Estate - 0.88%
American Realty Investors Inc
(d)
345 5
Consolidated-Tomoka Land Co 340 21
Cushman & Wakefield PLC
(d)
398,024 7,650
FRP Holdings Inc
(d)
422 20
Griffin Industrial Realty Inc 139 6
Legacy Housing Corp
(d)
363 5
Marcus & Millichap Inc
(d)
164 6
Maui Land & Pineapple Co Inc
(d)
289 3
McGrath RentCorp 667 51
Newmark Group Inc 2,773 33
RE/MAX Holdings Inc 18,105 693
Realogy Holdings Corp
(e)
5,462 58
Safehold Inc
(e)
697 31
Stratus Properties Inc
(d)
435 13
Transcontinental Realty Investors Inc
(d)
116 4
$ 8,599
REITs - 5.36%
Acadia Realty Trust 4,147 103
Agree Realty Corp 1,985 151
Alexander & Baldwin Inc 3,246 71
American Finance Trust Inc 7,581 98
Apollo Commercial Real Estate Finance Inc 7,334 134
Ares Commercial Real Estate Corp 1,892 31
Armada Hoffler Properties Inc 3,557 65
ARMOUR Residential REIT Inc 2,713 52
Ashford Hospitality Trust Inc 6,195 15
Blackstone Mortgage Trust Inc 6,008 229
Braemar Hotels & Resorts Inc 2,029 16
Brandywine Realty Trust 315,700 4,931
BRT Apartments Corp 786 14
Capstead Mortgage Corp 4,478 37
CareTrust REIT Inc 1,186 26
CatchMark Timber Trust Inc 17,051 175
Cedar Realty Trust Inc 6,538 17
Chatham Lodging Trust 10,628 174
CIM Commercial Trust Corp 387 6
City Office REIT Inc 4,608 62
Colony Capital Inc 356,014 1,663
Colony Credit Real Estate Inc 124,661 1,552
Community Healthcare Trust Inc 99,328 4,685
CoreCivic Inc 63,676 1,016
CorEnergy Infrastructure Trust Inc 868 40
DiamondRock Hospitality Co 55,605 538
Diversified Healthcare Trust 102,462 791
Easterly Government Properties Inc 4,478 108
Essential Properties Realty Trust Inc 5,311 147
Exantas Capital Corp 2,222 27
Farmland Partners Inc
(e)
1,783 12
First Industrial Realty Trust Inc 32,116 1,372
Franklin Street Properties Corp 12,100 92
Front Yard Residential Corp 3,297 35
Getty Realty Corp 8,946 282
Gladstone Commercial Corp 3,025 64
Gladstone Land Corp 1,218 16
Global Medical REIT Inc 2,155 31
Global Net Lease Inc 4,263 88
Granite Point Mortgage Trust Inc 2,507 46

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Great Ajax Corp 82,729 $ 1,249
Healthcare Realty Trust Inc 20,757 749
Hersha Hospitality Trust 2,252 29
Independence Realty Trust Inc 7,136 105
Industrial Logistics Properties Trust 4,933 113
Invesco Mortgage Capital Inc 17,314 302
Investors Real Estate Trust 998 74
iStar Inc 2,682 39
Jernigan Capital Inc
(e)
1,440 29
Kite Realty Group Trust 6,171 106
KKR Real Estate Finance Trust Inc 1,605 34
Ladder Capital Corp 4,833 89
Lexington Realty Trust 58,507 648
LTC Properties Inc 929 43
Mack-Cali Realty Corp 4,148 91
Monmouth Real Estate Investment Corp 28,803 421
National Health Investors Inc 3,928 331
National Storage Affiliates Trust 143,500 4,900
New Senior Investment Group Inc 3,240 25
New York Mortgage Trust Inc 12,513 79
Office Properties Income Trust 35,139 1,196
One Liberty Properties Inc 1,036 28
Pebblebrook Hotel Trust 87,311 2,071
PennyMac Mortgage Investment Trust 4,322 100
Physicians Realty Trust 334,509 6,473
Piedmont Office Realty Trust Inc 35,312 819
PotlatchDeltic Corp 3,167 136
Preferred Apartment Communities Inc 3,047 36
PS Business Parks Inc 1,115 187
Ready Capital Corp 2,155 35
Redwood Trust Inc 5,305 93
Retail Opportunity Investments Corp 15,622 259
Retail Value Inc 1,038 34
Rexford Industrial Realty Inc 7,271 350
RLJ Lodging Trust 62,078 966
RPT Realty 6,400 89
Sabra Health Care REIT Inc 17,035 366
Saul Centers Inc 155 8
Seritage Growth Properties 43,512 1,598
STAG Industrial Inc 193,916 6,252
Summit Hotel Properties Inc 25,962 288
Sunstone Hotel Investors Inc 63,651 807
Terreno Realty Corp 4,064 233
TPG RE Finance Trust Inc 4,575 93
UMH Properties Inc 608 10
Universal Health Realty Income Trust 258 32
Urban Edge Properties 13,753 253
Urstadt Biddle Properties Inc 3,091 70
Washington Prime Group Inc
(e)
11,631 35
Washington Real Estate Investment Trust 16,554 504
Western Asset Mortgage Capital Corp 3,373 36
Whitestone REIT 2,536 33
Xenia Hotels & Resorts Inc 17,729 332
$ 52,290
Retail - 5.09%
Abercrombie & Fitch Co 3,049 50
American Eagle Outfitters Inc 84,660 1,219
Asbury Automotive Group Inc
(d)
7,073 682
Barnes & Noble Education Inc
(d)
3,331 11
Bassett Furniture Industries Inc 703 9
Beacon Roofing Supply Inc
(d)
2,608 86
Bed Bath & Beyond Inc
(e)
31,687 452
Big Lots Inc 31,273 847
Biglari Holdings Inc
(d)
28 3
BJ's Wholesale Club Holdings Inc
(d)
20,687 424
BMC Stock Holdings Inc
(d)
26,326 768
Brinker International Inc 20,109 858
Buckle Inc/The
(e)
2,454 60
Caleres Inc 6,804 120
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Cannae Holdings Inc
(d)
3,236 $ 132
Cato Corp/The 1,477 24
Chico's FAS Inc 43,278 168
Children's Place Inc/The
(e)
21,000 1,253
Chuy's Holdings Inc
(d)
4,017 98
Citi Trends Inc 7,410 173
Conn's Inc
(d),(e)
1,220 11
Container Store Group Inc/The
(d)
1,200 5
Del Taco Restaurants Inc
(d)
1,919 15
Denny's Corp
(d)
671 14
Designer Brands Inc 82,927 1,180
Dillard's Inc
(e)
7,015 426
Dine Brands Global Inc 7,418 632
Duluth Holdings Inc
(d),(e)
29,700 251
Dunkin' Brands Group Inc 58,375 4,559
El Pollo Loco Holdings Inc
(d)
1,500 20
Express Inc
(d)
4,593 18
Fiesta Restaurant Group Inc
(d)
1,535 15
FirstCash Inc 73,301 6,375
Foundation Building Materials Inc
(d)
24,339 434
GameStop Corp
(e)
5,685 22
Genesco Inc
(d)
22,137 871
GMS Inc
(d)
1,862 50
GNC Holdings Inc
(d),(e)
6,270 13
Group 1 Automotive Inc 16,318 1,645
Guess? Inc 9,918 211
Habit Restaurants Inc/The
(d)
28,480 396
Haverty Furniture Cos Inc 60,362 1,215
Hibbett Sports Inc
(d)
64,569 1,600
Hudson Ltd
(d)
2,357 26
J Alexander's Holdings Inc
(d)
1,180 11
Jack in the Box Inc 7,525 615
JC Penney Co Inc
(d),(e)
21,564 16
Kura Sushi USA Inc
(d)
122 3
La-Z-Boy Inc 41,449 1,270
Lithia Motors Inc 9,668 1,311
MarineMax Inc
(d)
1,309 26
Michaels Cos Inc/The
(d)
9,420 47
Movado Group Inc 88,041 1,516
Nu Skin Enterprises Inc 46,000 1,499
Office Depot Inc 549,266 1,220
Papa John's International Inc 134 9
PC Connection Inc 18,703 931
PetMed Express Inc
(e)
46,242 1,166
PriceSmart Inc 1,459 89
Red Robin Gourmet Burgers Inc
(d)
837 28
Regis Corp
(d)
19,900 309
RH
(d)
2,240 468
Rite Aid Corp
(d),(e)
3,320 40
Rush Enterprises Inc - Class A 42,022 1,806
Rush Enterprises Inc - Class B 338 15
Ruth's Hospitality Group Inc 3,690 76
Sally Beauty Holdings Inc
(d)
29,023 445
Shoe Carnival Inc 669 24
Signet Jewelers Ltd 14,237 346
Sonic Automotive Inc 53,237 1,684
Sportsman's Warehouse Holdings Inc
(d)
104,427 676
Suburban Propane Partners LP
(e)
75,037 1,700
Tailored Brands Inc
(e)
783 3
Tilly's Inc 99,325 845
Urban Outfitters Inc
(d)
27,200 696
Vera Bradley Inc
(d)
132,497 1,269
Wingstop Inc 2,949 274
Winmark Corp 105 21
World Fuel Services Corp 20,954 820
Zumiez Inc
(d)
28,794 897
$ 49,612

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 2.21%
Axos Financial Inc
(d)
982 $ 28
Banc of California Inc 2,132 34
BankFinancial Corp 5,951 74
Berkshire Hills Bancorp Inc 10,175 287
Brookline Bancorp Inc 97,570 1,483
Capitol Federal Financial Inc 51,503 678
Community Bankers Trust Corp 1,644 14
Dime Community Bancshares Inc 93,874 1,823
ESSA Bancorp Inc 798 13
First Capital Inc 219 14
First Defiance Financial Corp 66,257 1,948
First Financial Northwest Inc 600 9
Flushing Financial Corp 81,353 1,617
FS Bancorp Inc 6,756 370
Greene County Bancorp Inc 162 5
Hingham Institution for Savings 3,855 807
Home Bancorp Inc 821 29
HomeTrust Bancshares Inc 16,091 427
Investors Bancorp Inc 185,341 2,240
Malvern Bancorp Inc
(d)
533 11
Meridian Bancorp Inc 49,606 892
MutualFirst Financial Inc 431 16
Northfield Bancorp Inc 79,404 1,262
Northwest Bancshares Inc 18,043 283
OceanFirst Financial Corp 36,205 842
Pacific Premier Bancorp Inc 31,419 937
Provident Financial Holdings Inc 462 10
Provident Financial Services Inc 15,020 343
Prudential Bancorp Inc 715 13
Riverview Bancorp Inc 1,850 14
Southern Missouri Bancorp Inc 11,171 398
Territorial Bancorp Inc 17,291 502
Timberland Bancorp Inc/WA 536 15
United Community Financial Corp/OH 7,190 78
Washington Federal Inc 67,744 2,302
Waterstone Financial Inc 48,323 845
WSFS Financial Corp 22,458 896
$ 21,559
Semiconductors - 5.59%
Adesto Technologies Corp
(d)
281 2
Alpha & Omega Semiconductor Ltd
(d)
1,463 18
Ambarella Inc
(d)
3,889 230
Amkor Technology Inc
(d)
37,788 425
AVX Corp 62,247 1,262
Axcelis Technologies Inc
(d)
1,589 38
AXT Inc
(d)
2,644 10
Brooks Automation Inc 468 18
Cabot Microelectronics Corp 86,725 12,619
CEVA Inc
(d)
1,764 49
Cirrus Logic Inc
(d)
18,551 1,424
Cohu Inc 1,865 42
CTS Corp 1,500 44
Diodes Inc
(d)
38,911 2,010
DSP Group Inc
(d)
1,078 16
Entegris Inc 197,550 10,225
FormFactor Inc
(d)
5,363 136
GSI Technology Inc
(d)
1,463 12
KEMET Corp 2,688 70
Lattice Semiconductor Corp
(d)
108,250 2,013
MACOM Technology Solutions Holdings Inc
(d)
2,158 61
MaxLinear Inc
(d)
72,895 1,421
MKS Instruments Inc 51,250 5,372
Nova Measuring Instruments Ltd
(d)
158,250 6,020
Onto Innovation Inc
(d)
8,947 340
Photronics Inc
(d)
5,932 76
Rambus Inc
(d)
314,348 4,989
Semtech Corp
(d)
4,282 206
Synaptics Inc
(d)
7,244 483
Tower Semiconductor Ltd
(d)
184,500 4,092
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Ultra Clean Holdings Inc
(d)
3,485 $ 80
Veeco Instruments Inc
(d)
15,079 192
Xperi Corp 30,032 483
$ 54,478
Software - 0.53%
Allscripts Healthcare Solutions Inc
(d)
10,508 90
American Software Inc/GA 868 13
Avaya Holdings Corp
(d)
8,438 108
Bandwidth Inc
(d)
143 10
Cloudera Inc
(d)
10,714 110
Computer Programs & Systems Inc 852 22
CSG Systems International Inc 22,364 1,114
Daily Journal Corp
(d),(e)
74 20
Digi International Inc
(d)
6,150 97
Ebix Inc
(e)
44,000 1,515
Evolent Health Inc
(d)
11,873 120
GTY Technology Holdings Inc
(d)
2,625 16
Health Catalyst Inc
(d),(e)
135 4
InnerWorkings Inc
(d)
167,749 696
ManTech International Corp/VA 2,294 184
PDF Solutions Inc
(d)
1,752 28
Phreesia Inc
(d)
178 6
Progress Software Corp 11,693 528
QAD Inc 327 17
Synchronoss Technologies Inc
(d)
2,349 13
TiVo Corp 5,895 43
Verint Systems Inc
(d)
6,309 366
$ 5,120
Storage & Warehousing - 0.02%
Mobile Mini Inc 5,111 213
Supranational Bank - 0.00%
Banco Latinoamericano de Comercio Exterior SA 1,928 39
Telecommunications - 0.45%
Acacia Communications Inc
(d)
1,761 121
ADTRAN Inc 3,218 29
ATN International Inc 719 42
CalAmp Corp
(d)
2,362 23
Calix Inc
(d)
1,655 15
Cambium Networks Corp
(d)
290 2
Casa Systems Inc
(d)
119,700 480
Cincinnati Bell Inc
(d)
8,036 111
CommScope Holding Co Inc
(d)
58,400 712
Consolidated Communications Holdings Inc 7,259 35
DASAN Zhone Solutions Inc
(d)
390 3
Harmonic Inc
(d)
5,562 39
IDT Corp - Class B
(d)
7,006 53
Infinera Corp
(d)
8,542 63
Iridium Communications Inc
(d)
4,673 119
KVH Industries Inc
(d)
1,119 11
Maxar Technologies Inc 2,823 45
NeoPhotonics Corp
(d)
44,537 340
NETGEAR Inc
(d)
1,427 37
ORBCOMM Inc
(d)
1,022 4
Plantronics Inc 39,500 1,134
Preformed Line Products Co 14,169 774
Ribbon Communications Inc
(d)
4,535 13
RigNet Inc
(d)
438 2
Spok Holdings Inc 1,235 13
TESSCO Technologies Inc 558 3
Viavi Solutions Inc
(d)
8,320 117
Vonage Holdings Corp
(d)
3,502 31
$ 4,371
Textiles - 0.05%
Culp Inc 818 10
UniFirst Corp/MA 2,273 464
$ 474
Toys, Games & Hobbies - 0.16%
Funko Inc
(d)
102,900 1,547

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.63%
ArcBest Corp 6,957 $ 155
Ardmore Shipping Corp 1,989 12
Atlas Air Worldwide Holdings Inc
(d)
1,470 33
Costamare Inc 3,629 29
Covenant Transportation Group Inc
(d)
92,369 1,172
Daseke Inc
(d)
3,057 9
Diamond S Shipping Inc
(d)
1,511 17
Dorian LPG Ltd
(d)
9,918 130
Echo Global Logistics Inc
(d)
4,869 94
GasLog Ltd 975 6
Genco Shipping & Trading Ltd 1,062 8
Golar LNG Ltd 4,173 40
Heartland Express Inc 3,368 63
Hoegh LNG Partners LP
(e)
21,800 329
Hub Group Inc
(d)
2,214 117
International Seaways Inc
(d)
8,454 189
Landstar System Inc 81,800 9,059
Marten Transport Ltd 3,743 78
Matson Inc 45,816 1,650
Nordic American Tankers Ltd 20,871 70
Overseas Shipholding Group Inc
(d)
4,775 9
PAM Transportation Services Inc
(d)
54 3
Safe Bulkers Inc
(d)
4,343 6
Saia Inc
(d)
499 43
Scorpio Bulkers Inc 9,820 36
Scorpio Tankers Inc 3,174 74
SEACOR Holdings Inc
(d)
15,769 593
SFL Corp Ltd 5,969 79
Teekay Corp
(d)
4,766 17
Teekay Tankers Ltd
(d)
4,679 76
Tidewater Inc
(d)
1,854 28
Universal Logistics Holdings Inc 65,000 1,099
US Xpress Enterprises Inc
(d)
1,453 8
Werner Enterprises Inc 14,187 522
$ 15,853
Trucking & Leasing - 0.18%
GATX Corp 2,314 176
General Finance Corp
(d)
590 6
Greenbrier Cos Inc/The 64,317 1,549
Willis Lease Finance Corp
(d)
246 15
$ 1,746
Water - 0.06%
Artesian Resources Corp 7,738 292
California Water Service Group 132 7
Consolidated Water Co Ltd 954 16
Middlesex Water Co 84 5
PICO Holdings Inc
(d)
1,369 14
SJW Group 468 34
York Water Co/The 3,667 174
$ 542
TOTAL COMMON STOCKS $ 944,185
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Metal Fabrication & Hardware - 0.00%
Steel Partners Holdings LP 6.00%, 02/07/2026 507 $ 11
TOTAL PREFERRED STOCKS $ 11
Total Investments $ 979,185
Other Assets and Liabilities -  (0.45)% (4,366)
TOTAL NET ASSETS - 100.00% $ 974,819
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,098 or 1.34% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $21 or 0.00% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
Portfolio Summary  (unaudited)
Sector Percent
Financial 35.65%
Industrial 13.22%
Consumer, Cyclical 11.98%
Technology 10.05%
Consumer, Non-cyclical 9.50%
Energy 6.03%
Utilities 4.22%
Communications 3.23%
Money Market Funds 3.09%
Basic Materials 2.98%
Investment Companies 0.43%
Domestic Equity Funds 0.07%
Government 0.00%
Other Assets and Liabilities
(0.45)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Value Fund II
January 31, 2020 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2019 Purchases Sales January 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 34,976 $ 122,151 $ 130,164 $ 26,963
Principal U.S. Small-Cap Multi-Factor Index ETF 625 — — 634
$ 35,601 $ 122,151 $ 130,164 $ 27,597
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 82 $ — $ — $ —
Principal U.S. Small-Cap Multi-Factor Index ETF 3 — — 9
$ 85 $ — $ — $ 9
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
NewStar Financial Inc 12/27/2017 $ 28 $ 13 0.00%
Noble Midstream Partners LP 01/16/2019 - 12/13/2019 1,433 1,149 0.12%
Total $ 1,162 0.12%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2020 Long 7 $ 565 $ (10)
Total $ (10)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.63% Shares Held Value (000's)
Exchange-Traded Funds - 2.63%
iShares National Muni Bond ETF 78,800 $ 9,125
iShares Short-Term National Muni Bond ETF 58,302 6,259
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
9,621 581
VanEck Vectors High-Yield Municipal Index ETF 8,338 544
$ 16,509
TOTAL INVESTMENT COMPANIES $ 16,509
MUNICIPAL BONDS - 102.30%
Principal
Amount (000's) Value (000's)
Alabama - 3.32%
Birmingham Airport Authority ( credit support
from Assured Guaranty Municipal Corp )
5.25%, 07 /01/2030
(a)
$ 1,000 $ 1,017
Hoover Industrial Development Board
5.75%, 10 /01/2049 2,000 2,242
Lower Alabama Gas District/The
5.00%, 09 /01/2034 3,500 4,676
5.00%, 09 /01/2046 4,500 6,507
Tuscaloosa County Industrial Development
Authority
4.50%, 05 /01/2032
(b)
1,000 1,133
5.25%, 05 /01/2044
(b)
4,500 5,260
$ 20,835
Arizona - 2.65%
Arizona Industrial Development Authority
5.00%, 01 /01/2043 2,000 2,310
5.00%, 01 /01/2049 1,000 1,111
5.00%, 01 /01/2054 900 1,021
5.13%, 01 /01/2054 1,000 1,111
5.50%, 01 /01/2054
(b)
1,500 1,673
Chandler Industrial Development Authority
2.70%, 12 /01/2037
(c)
1,300 1,364
Navajo Nation
5.50%, 12 /01/2030
(b)
1,240 1,419
Salt Verde Financial Corp
5.00%, 12 /01/2032 4,965 6,579
$ 16,588
California - 7.34%
Alum Rock Union Elementary School District
5.25%, 08 /01/2043 1,000 1,128
California Health Facilities Financing Authority
5.00%, 11 /15/2046
(d)
1,691 2,017
California Municipal Finance Authority
5.00%, 05 /15/2031 2,240 2,802
5.00%, 05 /15/2033 1,000 1,241
5.00%, 05 /15/2034 600 743
California Pollution Control Financing Authority
4.30%, 07 /01/2040 2,000 2,284
California Statewide Communities Development
Authority ( credit support from Ginnie Mae
Collateral )
4.90%, 07 /20/2039
(a)
500 510
City of Los Angeles Department of Airports
5.00%, 05 /15/2028 2,000 2,572
5.00%, 05 /15/2035 1,500 1,517
5.00%, 05 /15/2039
(d)
1,033 1,305
5.00%, 05 /15/2044
(d)
2,842 3,468
5.00%, 05 /15/2044
(d)
1,275 1,590
City of Vernon CA Electric System Revenue
5.13%, 08 /01/2021 225 229
Golden State Tobacco Securitization Corp
5.30%, 06 /01/2037 1,000 1,057
Oakland Unified School District/Alameda County
5.00%, 08 /01/2034 2,210 2,622
Riverside Community Properties Development
Inc
6.00%, 10 /15/2038 1,150 1,372
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Sacramento Area Flood Control Agency ( credit
support from Build America Mutual Assurance
Corp )
5.00%, 10 /01/2039
(a)
$ 1,340 $ 1,544
Sacramento County Water Financing Authority
5.00%, 06 /01/2027 500 644
San Diego County Regional Airport Authority
5.00%, 07 /01/2028
(e)
340 427
5.00%, 07 /01/2029
(e)
410 523
5.00%, 07 /01/2030
(e)
480 620
5.00%, 07 /01/2031
(e)
500 642
5.00%, 07 /01/2032
(e)
455 583
5.00%, 07 /01/2033
(e)
500 638
5.00%, 07 /01/2034
(e)
415 527
5.00%, 07 /01/2035
(e)
300 379
5.00%, 07 /01/2037
(e)
450 566
5.00%, 07 /01/2038
(e)
500 626
5.00%, 07 /01/2040
(e)
265 330
San Diego Unified School District/CA
0.00%, 07 /01/2032
(f)
5,000 3,911
Southern California Public Power Authority
5.00%, 11 /01/2028 2,200 2,770
5.25%, 07 /01/2028 1,000 1,063
State of California
5.00%, 08 /01/2028 2,000 2,640
West Contra Costa Unified School District
5.25%, 08 /01/2033 1,000 1,149
$ 46,039
Colorado - 3.60%
Colorado Health Facilities Authority
4.00%, 11 /01/2039 8,275 9,448
Denver Convention Center Hotel Authority
5.00%, 12 /01/2036 1,000 1,165
Dominion Water & Sanitation District
5.25%, 12 /01/2027 1,500 1,599
Elbert County Independence Water & Sanitation
District
7.25%, 12 /01/2038 1,000 1,093
Painted Prairie Public Improvement Authority
5.00%, 12 /01/2049 1,000 1,035
Regional Transportation District
6.00%, 01 /15/2041 450 458
6.50%, 01 /15/2030 500 510
STC Metropolitan District No 2
5.00%, 12 /01/2038 1,000 1,093
5.00%, 12 /01/2049 1,000 1,087
Velocity Metropolitan District No 3
5.13%, 12 /01/2034 2,235 2,395
5.50%, 12 /01/2048 2,500 2,682
$ 22,565
Connecticut - 1.07%
Mohegan Tribal Finance Authority
7.00%, 02 /01/2045
(b)
5,500 5,648
State of Connecticut ( credit support from ACA
Financial Guaranty Corp )
6.60%, 07 /01/2024
(a)
1,040 1,044
$ 6,692
District of Columbia - 1.33%
District of Columbia
5.00%, 03 /01/2029 2,000 2,669
5.00%, 10 /15/2044 3,500 4,422
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10 /01/2047 1,000 1,242
$ 8,333
Florida - 3.97%
Canaveral Port Authority
5.00%, 06 /01/2048 2,000 2,428

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
City of Lakeland FL Department of Electric
Utilities
5.25%, 10 /01/2036 $ 1,000 $ 1,435
Collier County Health Facilities Authority
5.00%, 05 /01/2043 3,500 4,212
Escambia County Health Facilities
Authority ( credit support from AMBAC
Assurance Corp )
5.95%, 07 /01/2020
(a)
10 10
Florida Development Finance Corp
6.25%, 01 /01/2049
(b),(c)
500 505
6.38%, 01 /01/2049
(b),(c)
3,000 3,027
Greater Orlando Aviation Authority
5.00%, 10 /01/2047
(d)
7,001 8,368
Martin County Health Facilities Authority
4.00%, 01 /01/2046 3,000 3,394
Village Community Development District No 13
2.63%, 05 /01/2024
(b)
500 506
3.00%, 05 /01/2029
(b)
1,000 1,028
$ 24,913
Georgia - 0.59%
Atlanta Development Authority The
7.00%, 01 /01/2040 2,000 2,168
Development Authority of Burke County/The
1.28%, 07 /01/2049
(c)
1,500 1,500
$ 3,668
Idaho - 1.14%
Idaho Health Facilities Authority
1.15%, 03 /01/2048
(c)
5,000 5,000
6.65%, 02 /15/2021
(c)
2,000 2,118
$ 7,118
Illinois - 12.37%
Chicago O'Hare International Airport
5.25%, 01 /01/2036 2,000 2,467
5.25%, 01 /01/2037 4,000 4,924
Chicago Transit Authority
5.00%, 12 /01/2046 6,480 7,648
City of Chicago IL
5.25%, 01 /01/2029 2,000 2,307
5.50%, 01 /01/2035 1,500 1,878
5.50%, 01 /01/2049 1,000 1,214
6.00%, 01 /01/2038 2,965 3,661
7.13%, 03 /15/2022 200 200
7.46%, 02 /15/2026 632 483
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01 /01/2030 1,000 1,143
5.00%, 01 /01/2032 1,000 1,136
5.00%, 01 /01/2033 2,000 2,268
City of Chicago IL Waterworks Revenue
5.00%, 11 /01/2028 1,000 1,152
County of Cook IL Sales Tax Revenue
5.25%, 11 /15/2036 1,520 1,863
Illinois Finance Authority
0.00%, 12 /01/2042
(f)
1,400 658
1.15%, 08 /15/2042
(c)
5,000 5,000
Illinois Sports Facilities Authority/The
5.00%, 06 /15/2028 900 1,100
5.00%, 06 /15/2029 1,000 1,241
Illinois Sports Facilities Authority/ The ( credit
support from Build America Mutual Assurance
Corp )
5.00%, 06 /15/2029
(a)
2,050 2,605
Illinois State Toll Highway Authority
5.00%, 12 /01/2032 5,200 6,227
5.00%, 01 /01/2040
(d)
2,000 2,372
Metropolitan Pier & Exposition Authority
5.00%, 06 /15/2057 700 813
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Metropolitan Pier & Exposition Authority ( credit
support from National Public Finance Guarantee
Corp )
5.50%, 06 /15/2029
(a)
$ 2,410 $ 2,965
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12 /01/2028 5,000 6,182
Sales Tax Securitization Corp
5.00%, 01 /01/2048 3,000 3,578
Sales Tax Securitization Corp ( credit support
from Build America Mutual Assurance Corp )
4.00%, 01 /01/2040
(a)
1,750 2,012
5.00%, 01 /01/2037
(a)
1,500 1,897
State of Illinois
5.00%, 11 /01/2027 3,500 4,207
5.50%, 07 /01/2027 3,410 3,803
United City of Yorkville IL
5.75%, 03 /01/2028 400 400
Village of Gilberts IL Special Service Area No 24
5.38%, 03 /01/2034 149 149
$ 77,553
Indiana - 3.17%
Indiana Finance Authority
1.35%, 05 /01/2034
(c)
15,000 15,001
7.00%, 03 /01/2039
(b)
4,000 4,061
Town of Shoals IN
7.25%, 11 /01/2043 700 777
$ 19,839
Kentucky - 0.74%
Kentucky Municipal Power Agency
5.00%, 09 /01/2035
(e)
1,080 1,291
Kentucky Public Energy Authority
4.00%, 01 /01/2049
(c)
3,000 3,350
$ 4,641
Louisiana - 3.05%
Lafayette Public Trust Financing
Authority ( credit support from Assured Guaranty
Municipal Corp )
5.25%, 10 /01/2030
(a)
1,000 1,028
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11 /01/2032 3,000 3,251
4.40%, 11 /01/2044
(b)
2,000 2,124
5.50%, 11 /01/2039
(b)
3,180 3,458
Louisiana Offshore Terminal Authority
1.65%, 09 /01/2027
(c)
3,320 3,363
Louisiana Public Facilities Authority
0.00%, 07 /01/2039
(f)
417 —
0.00%, 07 /01/2039
(f)
659 —
Parish of St John the Baptist LA
2.10%, 06 /01/2037
(c)
4,000 4,103
2.20%, 06 /01/2037
(c)
1,750 1,813
$ 19,140
Maine - 0.32%
Finance Authority of Maine
4.38%, 08 /01/2035
(b),(c)
1,800 1,984
Maryland - 0.35%
County of Baltimore MD
4.00%, 01 /01/2045 1,000 1,125
Maryland Economic Development Corp
5.75%, 06 /01/2035 545 554
Maryland Health & Higher Educational Facilities
Authority
6.00%, 07 /01/2041 500 535
$ 2,214

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Massachusetts - 1.42%
Commonwealth of Massachusetts
5.00%, 01 /01/2042 $ 1,940 $ 2,392
Massachusetts Bay Transportation Authority
5.25%, 07 /01/2028 2,000 2,663
Massachusetts Educational Financing Authority
4.90%, 07 /01/2028 1,245 1,306
Massachusetts Port Authority
5.00%, 07 /01/2029 1,000 1,294
5.00%, 07 /01/2035 1,000 1,264
$ 8,919
Michigan - 1.54%
Kalamazoo Economic Development Corp
5.00%, 05 /15/2032 2,000 2,294
5.00%, 05 /15/2042 1,010 1,129
Kentwood Economic Development Corp
5.00%, 11 /15/2041 1,000 1,143
Michigan Finance Authority
4.00%, 02 /15/2044 3,400 3,879
Wayne County Airport Authority
5.00%, 12 /01/2045 1,000 1,180
$ 9,625
Mississippi - 0.96%
Mississippi Business Finance Corp
1.23%, 12 /01/2049
(c)
5,000 5,000
2.20%, 03 /01/2027
(c)
1,000 1,035
$ 6,035
Missouri - 0.98%
City of St Louis MO Airport Revenue
5.00%, 07 /01/2034 1,285 1,653
5.00%, 07 /01/2049 1,100 1,366
City of St Louis MO Airport Revenue ( credit
support from National Public Finance Guarantee
Corp )
5.50%, 07 /01/2028
(a)
1,500 1,999
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02 /01/2034 1,000 1,145
$ 6,163
Montana - 0.65%
Montana Board of Housing ( credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06 /01/2045
(a)
1,775 1,955
Montana Facility Finance Authority
4.13%, 07 /01/2038 2,000 2,150
$ 4,105
Nevada - 2.39%
Las Vegas Convention & Visitors Authority
5.00%, 07 /01/2043
(d)
8,606 10,532
Las Vegas Redevelopment Agency
5.00%, 06 /15/2040 3,850 4,432
$ 14,964
New Hampshire - 2.41%
New Hampshire Business Finance Authority
2.15%, 07 /01/2027
(c)
6,750 6,961
4.00%, 11 /01/2027
(b)
1,000 1,060
4.13%, 01 /20/2034 5,000 5,993
4.88%, 11 /01/2042
(b)
1,000 1,064
$ 15,078
New Jersey - 4.78%
Casino Reinvestment Development Authority Inc
5.25%, 11 /01/2039 750 821
New Jersey Economic Development Authority
4.00%, 07 /01/2032 805 892
5.75%, 04 /01/2031 1,005 1,157
5.75%, 06 /01/2031 550 559
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority
5.25%, 06 /15/2032 $ 2,000 $ 2,321
5.25%, 06 /15/2034 2,250 2,601
South Jersey Port Corp
5.00%, 01 /01/2042 5,000 5,865
5.00%, 01 /01/2048 3,000 3,492
South Jersey Transportation Authority ( credit
support from Assured Guaranty Municipal Corp )
5.00%, 11 /01/2029
(a)
1,000 1,303
Tobacco Settlement Financing Corp
4.00%, 06 /01/2037 4,700 5,134
5.00%, 06 /01/2046 5,000 5,820
$ 29,965
New York - 7.59%
Hudson Yards Infrastructure Corp
5.75%, 02 /15/2047 1,585 1,665
5.75%, 02 /15/2047 915 958
New York City Industrial Development
Agency ( credit support from Assured Guaranty
Municipal Corp )
6.13%, 01 /01/2029
(a)
925 929
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08 /01/2037 3,000 3,860
New York City Water & Sewer System
4.00%, 06 /15/2037 3,800 4,531
New York Counties Tobacco Trust VI
5.00%, 06 /01/2031 215 243
5.00%, 06 /01/2036 740 824
5.00%, 06 /01/2041 400 440
New York Liberty Development Corp
5.00%, 11 /15/2031 1,000 1,071
5.00%, 09 /15/2040 1,000 1,080
5.00%, 12 /15/2041 1,000 1,072
New York State Dormitory Authority
5.00%, 07 /01/2033 1,200 1,522
New York State Dormitory Authority ( credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10 /01/2023
(a)
140 140
New York Transportation Development Corp
5.00%, 08 /01/2021 3,500 3,678
5.00%, 01 /01/2030 2,000 2,466
5.00%, 01 /01/2031 7,200 8,855
5.00%, 01 /01/2036 3,200 3,889
5.25%, 01 /01/2050 3,125 3,569
Onondaga County Trust for Cultural Resources
4.00%, 12 /01/2049 3,400 3,987
Tompkins County Development Corp
5.00%, 07 /01/2027 115 75
Westchester County Local Development Corp
5.00%, 11 /01/2046 2,400 2,727
$ 47,581
North Carolina - 3.35%
City of Charlotte NC
5.00%, 06 /01/2029 5,790 7,776
City of Raleigh NC Combined Enterprise System
Revenue
5.00%, 03 /01/2031 1,000 1,044
North Carolina Medical Care Commission
5.00%, 10 /01/2047 1,000 1,119
North Carolina Turnpike Authority
5.00%, 01 /01/2040 4,100 5,040
Raleigh Durham Airport Authority
5.00%, 05 /01/2030
(e)
1,325 1,751
5.00%, 05 /01/2035
(e)
1,000 1,297
5.00%, 05 /01/2036
(e)
1,000 1,293

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
North Carolina (continued)
University of North Carolina at Chapel Hill
5.00%, 02 /01/2032 $ 1,310 $ 1,669
$ 20,989
Ohio - 3.30%
American Municipal Power Inc
5.25%, 02 /15/2033 2,575 2,800
Buckeye Tobacco Settlement Financing Authority
5.75%, 06 /01/2034 3,000 3,014
5.88%, 06 /01/2030 2,000 2,010
6.00%, 06 /01/2042 2,000 2,012
City of Cincinnati OH
5.00%, 12 /01/2032 815 893
County of Hamilton OH
5.00%, 01 /01/2036 1,435 1,630
5.00%, 01 /01/2046 2,500 2,800
Franklin County Convention Facilities Authority
5.00%, 12 /01/2051 1,000 1,188
Ohio Air Quality Development Authority
4.25%, 01 /15/2038
(b)
1,000 1,122
4.50%, 01 /15/2048
(b)
850 949
5.00%, 07 /01/2049
(b)
2,000 2,259
$ 20,677
Oklahoma - 0.21%
Oklahoma Development Finance Authority
5.25%, 08 /15/2043 1,085 1,316
Oregon - 2.03%
City of Portland OR Sewer System Revenue
5.00%, 03 /01/2028 5,000 6,498
Oregon State Business Development Commission
6.50%, 04 /01/2031
(b)
1,000 810
State of Oregon Housing & Community Services
Department
3.55%, 07 /01/2033 5,000 5,433
$ 12,741
Pennsylvania - 4.94%
Allegheny County Industrial Development
Authority
4.88%, 11 /01/2024 1,000 1,058
5.13%, 05 /01/2030 1,030 1,127
City of Philadelphia PA
5.00%, 02 /01/2038 1,000 1,258
5.00%, 02 /01/2039 1,000 1,252
Commonwealth Financing Authority
5.00%, 06 /01/2032 3,000 3,738
5.00%, 06 /01/2033 2,000 2,485
Luzerne County Industrial Development Authority
2.45%, 12 /01/2039
(c)
2,000 2,085
Pennsylvania Economic Development Financing
Authority
2.15%, 11 /01/2021
(c)
2,250 2,282
3.25%, 08 /01/2039
(b)
1,200 1,210
5.75%, 06 /01/2036
(b)
1,750 1,889
Pennsylvania Turnpike Commission
5.00%, 12 /01/2029 2,000 2,602
5.00%, 12 /01/2036 1,725 2,112
5.25%, 12 /01/2044 5,000 6,332
5.75%, 12 /01/2028 175 182
5.75%, 12 /01/2028 245 255
6.00%, 12 /01/2034 65 68
6.00%, 12 /01/2034 80 83
6.00%, 12 /01/2034 355 370
Pittsburgh Water & Sewer Authority ( credit
support from Assured Guaranty Municipal Corp )
5.00%, 09 /01/2033
(a)
400 564
$ 30,952
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
South Carolina - 0.27%
South Carolina Jobs-Economic Development
Authority
5.25%, 11 /15/2047 $ 1,500 $ 1,662
South Dakota - 0.24%
Oglala Sioux Tribe
5.75%, 10 /01/2025
(b)
1,500 1,501
Tennessee - 2.21%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07 /01/2040 5,010 5,941
Metropolitan Nashville Airport Authority/The
4.00%, 07 /01/2049 1,000 1,138
5.00%, 07 /01/2044 2,000 2,514
5.00%, 07 /01/2054 2,500 3,101
Tennergy Corp/TN
5.00%, 02 /01/2050
(c)
1,000 1,163
$ 13,857
Texas - 8.90%
Capital Area Cultural Education Facilities Finance
Corp
6.13%, 04 /01/2045
(c)
1,000 1,008
Central Texas Regional Mobility Authority
5.00%, 01 /01/2048 2,740 3,306
Central Texas Turnpike System
5.00%, 08 /15/2031 1,285 1,485
City of Houston TX Airport System Revenue
5.00%, 07 /15/2020 5,560 5,648
5.00%, 07 /01/2029 2,000 2,249
Harris County-Houston Sports Authority
5.00%, 11 /15/2030 3,000 3,470
Metropolitan Transit Authority of Harris County
5.00%, 11 /01/2033 2,435 2,996
North Fort Bend Water Authority
4.00%, 12 /15/2039 3,250 3,808
North Texas Tollway Authority
5.00%, 01 /01/2045 1,000 1,148
Port Beaumont Navigation District
3.63%, 01 /01/2035
(b),(e)
2,650 2,722
4.00%, 01 /01/2050
(b),(e)
500 514
7.25%, 02 /01/2036
(b),(c)
4,500 4,505
Sea Breeze Public Facility Corp
6.50%, 01 /01/2046 100 102
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11 /15/2037 2,060 2,393
6.00%, 11 /15/2027 2,250 2,618
Texas Municipal Gas Acquisition & Supply Corp
I
6.25%, 12 /15/2026 6,180 7,342
Texas Private Activity Bond Surface
Transportation Corp
5.00%, 12 /31/2030 4,000 5,190
7.00%, 12 /31/2038 1,000 1,174
Texas Transportation Commission
5.00%, 08 /01/2057 2,000 2,371
West Harris County Regional Water Authority
4.00%, 12 /15/2049 1,500 1,712
$ 55,761
Utah - 2.15%
County of Utah UT
1.18%, 05 /15/2058
(c)
4,000 4,000
Utah Infrastructure Agency
5.00%, 10 /15/2028 1,000 1,213
5.00%, 10 /15/2034 4,385 5,120
5.00%, 10 /15/2037 1,500 1,728
5.38%, 10 /15/2040 1,200 1,408
$ 13,469

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virginia - 3.62%
County of Botetourt VA
6.00%, 07 /01/2034 $ 1,000 $ 1,125
6.00%, 07 /01/2044 1,000 1,110
Fairfax County Redevelopment & Housing
Authority
5.00%, 10 /01/2038 1,500 1,890
5.00%, 10 /01/2039 1,500 1,885
Hampton Roads Transportation Accountability
Commission
5.00%, 07 /01/2022 4,000 4,389
King George County Economic Development
Authority
2.50%, 06 /01/2023
(c)
1,600 1,659
Roanoke Economic Development Authority
6.63%, 12 /01/2044 1,295 1,412
Virginia College Building Authority
5.00%, 02 /01/2029 5,000 6,610
Virginia Small Business Financing Authority
3.00%, 11 /01/2040
(e)
2,500 2,639
$ 22,719
Washington - 1.25%
Port of Seattle Industrial Development Corp
5.00%, 04 /01/2030 1,000 1,096
Port of Seattle WA
5.00%, 04 /01/2029 5,250 6,764
$ 7,860
Wisconsin - 2.10%
City of Superior WI
5.38%, 11 /01/2021 750 752
Public Finance Authority
5.00%, 12 /01/2025 3,000 3,462
5.00%, 10 /01/2048
(b)
1,500 1,670
5.25%, 04 /01/2030 1,400 1,549
State of Wisconsin
4.00%, 05 /01/2040
(e)
4,820 5,742
$ 13,175
TOTAL MUNICIPAL BONDS $ 641,236
Total Investments $ 657,745
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.36)%
Notes with an interest rate of 0.92% - 1.04% at
January 31, 2020 and contractual maturity of
collateral from 2023- 2026.
( g)
$ (14,823) (14,823)
Total Net Investments $ 642,922
Other Assets and Liabilities -  (2.57)% (16,104)
TOTAL NET ASSETS - 100.00% $ 626,818
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $53,101 or 8.47% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Security purchased on a when-issued basis.
(f) Non-income producing security
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2020.
Portfolio Summary  ( unaudited)
Sector Percent
Revenue Bonds 84.96%
General Obligation Unlimited 8.78%
Insured 3.43%
Investment Companies 2.63%
Prerefunded 2.04%
General Obligation Limited 1.53%
Tax Allocation 0.71%
Special Assessment 0.42%
Special Tax 0.32%
Certificate Participation 0.11%
Liability For Floating Rate Notes Issued (2.36)%
Other Assets and Liabilities
(2.57)%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
January 31, 2020 (unaudited)
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
THB Thai Baht
UAH Ukrainian Hryvnia
USD/$ United States Dollar
UYU Uruguayan Peso
ZAR South African Rand

January 31, 2020 (unaudited)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime
2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund,
Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime
Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund,
Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime
Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income
Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”)
invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre
Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High
Quality Bond Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International
Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Real Estate
Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund
II and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Principal Lifetime Funds, Principal Lifetime Hybrid Funds,
and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of
Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates

January 31, 2020 (unaudited)

about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

January 31, 2020 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of January 31, 2020 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 9,940 $ — $ — $ 9,940
Municipal Bonds* — 660,765 — 660,765
Total investments in securities $ 9,940 $ 660,765 $ — $ 670,705
Core Fixed Income Fund
Bonds* — 4,931,917 — 4,931,917
Common Stocks
Financial — — 1 1
Industrial — — 25,167 25,167
Investment Companies 325,896 — — 325,896
Senior Floating Rate Interests* — 20,662 — 20,662
U.S. Government & Government Agency Obligations* — 3,151,671 — 3,151,671
Total investments in securities $ 325,896 $ 8,104,250 $ 25,168 $ 8,455,314
Core Plus Bond Fund
Bonds* — 313,043 — 313,043
Common Stocks
Consumer, Cyclical — — 128 128
Energy 75 — — 75
Investment Companies 26,990 — — 26,990
Preferred Stocks
Government — 3,815 — 3,815
Senior Floating Rate Interests* — 6,511 — 6,511
U.S. Government & Government Agency Obligations* — 237,07 7 — 237,0 77
Total investments in securities $ 27,065 $ 560,44 6 $ 128 $ 587,6 39
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 4 — 4
Interest Rate Contracts
Futures** 367 — — 367
Liabilities
Interest Rate Contracts
Futures** (230) — — (230)
Diversified International Fund
Common Stocks
Basic Materials 182,197 303,262 — 485,459
Communications 331,883 576,644 — 908,527
Consumer, Cyclical 251,480 1,792,928 — 2,044,408
Consumer, Non-cyclical 87,067 1,976,530 — 2,063,597
Energy 339,833 490,880 — 830,713
Financial 792,681 2,263,792 — 3,056,473
Industrial 191,900 929,484 — 1,121,384
Technology 141,565 1,169,676 — 1,311,241
Utilities — 269,891 — 269,891
Investment Companies 321,043 — — 321,043
Preferred Stocks 44,647 — — 44,647
Total investments in securities $ 2,684,296 $ 9,773,087 $ — $ 12,457,383
Equity Income Fund
Common Stocks* 8,066,255 — — 8,066,255
Investment Companies 287,938 — — 287,938
Total investments in securities $ 8,354,193 $ — $ — $ 8,354,193

January 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Finisterre Unconstrained Emerging Markets Bond Fund
Bonds* $ — $ 223,574 $ — $ 223,574
Convertible Bonds* — 1,964 — 1,964
U.S. Government & Government Agency Obligations* — 13,566 — 13,566
Total investments in securities $ — $ 239,104 $ — $ 239,104
Assets
Credit Contracts
Credit Default Swaps — 329 — 329
Foreign Exchange Contracts
Foreign Currency Contracts — 662 — 662
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 91 — 91
Interest Rate Swaps — 175 — 175
Total Return Swaps — 372 — 372
Liabilities
Credit Contracts
Credit Default Swaps — (3 68 ) — (3 68 )
Foreign Exchange Contracts
Foreign Currency Contracts — (288) — (288)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (205) — (205)
Interest Rate Swaps — (202) — (202)
Total Return Swaps — (4) — (4)
Global Diversified Income Fund ***
Bonds* — 5,522,034 103,175 5,625,209
Common Stocks
Basic Materials 22,984 46,035 26,577 95,596
Communications 108,831 15,729 — 124,560
Consumer, Cyclical 44,491 63,390 4 107,885
Consumer, Non-cyclical 16,086 47,179 9,738 73,003
Diversified — 3,683 — 3,683
Energy 72,979 25,488 191 98,658
Financial 270,230 171,846 — 442,076
Industrial 28,451 52,047 — 80,498
Technology 19,514 11,627 — 31,141
Utilities 280,477 9,924 — 290,401
Convertible Bonds* — 6,075 — 6,075
Convertible Preferred Stocks
Financial 2,597 — — 2,597
Investment Companies 256,823 — — 256,823
Preferred Stocks
Communications 1,735 2,131 — 3,866
Consumer, Non-cyclical — 1,919 — 1,919
Financial 38,843 4,879 — 43,722
Government — 11,660 — 11,660
Utilities 20,931 — — 20,931
Senior Floating Rate Interests* — 455,692 35,263 490,955
U.S. Government & Government Agency Obligations* — 10,678 — 10,678
Total investments in securities $ 1,184,972 $ 6,462,016 $ 174,948 $ 7,821,936
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 2,696 — 2,696
Interest Rate Contracts
Total Return Swaps — 1,679 — 1,679
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (849) — (849)
** * Investments valued at $4,400 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.
Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical 17,243 49,746 — 66,989
Financial 1,860,148 1,402,444 — 3,262,592
Industrial — 12,063 — 12,063

January 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Real Estate Securities Fund
Technology $ 55,614 $ — $ — $ 55,614
Investment Companies 53,335 — — 53,335
Total investments in securities $ 1,986,340 $ 1,464,253 $ — $ 3,450,593
Government & High Quality Bond Fund
Bonds* — 458,127 — 458,127
Investment Companies 73,896 — — 73,896
U.S. Government & Government Agency Obligations* — 1,179,381 — 1,179,381
Total investments in securities $ 73,896 $ 1,637,508 $ — $ 1,711,404
Liabilities
Interest Rate Contracts
Futures** (1,631) — — (1,631)
High Income Fund
Bonds* — 2,606,053 17,408 2,623,461
Common Stocks
Communications — — — —
Consumer, Cyclical 3 — — 3
Consumer, Non-cyclical — — 2,565 2,565
Technology — — — —
Utilities — — — —
Investment Companies 113,836 — — 113,836
Preferred Stocks — — — —
Senior Floating Rate Interests* — 416,689 — 416,689
Total investments in securities $ 113,839 $ 3,022,742 $ 19,973 $ 3,156,554
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 687 — 687
High Yield Fund
Bonds* — 2,555,307 — 2,555,307
Common Stocks
Consumer, Cyclical — — 2,220 2,220
Energy 1,016 — — 1,016
Convertible Bonds* — — — —
Investment Companies 131,470 — — 131,470
Senior Floating Rate Interests* — 278,515 — 278,515
U.S. Government & Government Agency Obligations* — 51,041 — 51,041
Total investments in securities $ 132,486 $ 2,884,863 $ 2,220 $ 3,019,569
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (13) — (13)
Inflation Protection Fund
Bonds* — 106,055 — 106,055
Investment Companies 44,558 — — 44,558
U.S. Government & Government Agency Obligations* — 1,627,771 — 1,627,771
Purchased Options 770 91 — 861
Purchased Interest Rate Swaptions — 6,081 — 6,081
Purchased Capped Options — 86 — 86
Total investments in securities $ 45,328 $ 1,740,084 $ — $ 1,785,412
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 936 — 936
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 14,132 — 14,132
Futures** 2,861 — — 2,861
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (1,845) — (1,845)
Written Options — (91) — (91)
Interest Rate Contracts
Capped Options — (27) — (27)
Exchange Cleared Interest Rate Swaps** — (10,737) — (10,737)
Futures** (5,960) — — (5,960)
Interest Rate Swaptions — (13,751) — (13,751)

January 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund
Written Options $ (650) $ — $ — $ (650)
International Emerging Markets Fund
Common Stocks
Basic Materials 3,967 7,680 — 11,647
Communications 34,173 28,915 — 63,088
Consumer, Cyclical 7,509 15,545 — 23,054
Consumer, Non-cyclical 3,844 18,232 — 22,076
Energy 4,112 23,467 — 27,579
Financial 13,869 66,942 — 80,811
Industrial 1,477 21,532 — 23,009
Technology 4,603 45,522 — 50,125
Utilities — 4,967 — 4,967
Investment Companies 2,488 — — 2,488
Preferred Stocks 6,632 — — 6,632
Total investments in securities $ 82,674 $ 232,802 $ — $ 315,476
International Fund I
Common Stocks
Basic Materials 5,773 15,160 — 20,933
Communications 11,357 10,030 — 21,387
Consumer, Cyclical 4,899 45,704 — 50,603
Consumer, Non-cyclical 3,156 42,531 — 45,687
Energy — 9,577 — 9,577
Financial 18,403 59,086 — 77,489
Industrial 4,192 42,570 — 46,762
Technology 14,485 48,429 — 62,914
Utilities — 9,334 — 9,334
Investment Companies 2,362 — — 2,362
Total investments in securities $ 64,627 $ 282,421 $ — $ 347,048
LargeCap Growth Fund I
Common Stocks
Basic Materials 168,753 — — 168,753
Communications 2,162,843 — — 2,162,843
Consumer, Cyclical 636,515 — — 636,515
Consumer, Non-cyclical 2,734,046 — — 2,734,046
Energy 25,538 — — 25,538
Financial 771,496 — — 771,496
Industrial 916,083 — — 916,083
Technology 2,591,324 1,791 — 2,593,115
Utilities 100,069 — — 100,069
Convertible Preferred Stocks
Communications — — 18,834 18,834
Investment Companies 134,842 — — 134,842
Preferred Stocks
Communications — 3,026 — 3,026
Consumer, Cyclical — 13,040 — 13,040
Technology — 5,295 5,072 10,367
Total investments in securities $ 10,241,509 $ 23,152 $ 23,906 $ 10,288,567
Liabilities
Equity Contracts
Futures** (666) — — (666)
LargeCap S&P 500 Index Fund
Common Stocks* 5,964,298 — — 5,964,298
Investment Companies 158,332 — — 158,332
Total investments in securities $ 6,122,630 $ — $ — $ 6,122,630
Liabilities
Equity Contracts
Futures** (1,109) — — (1,109)

January 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Value Fund III
Common Stocks* $ 2,117,986 $ — $ — $ 2,117,986
Investment Companies 50,632 — — 50,632
Total investments in securities $ 2,168,618 $ — $ — $ 2,168,618
Liabilities
Equity Contracts
Futures** (345) — — (345)
MidCap Fund
Common Stocks
Basic Materials 125,809 — — 125,809
Communications 2,119,957 — — 2,119,957
Consumer, Cyclical 4,031,812 — — 4,031,812
Consumer, Non-cyclical 2,248,532 4,326 — 2,252,858
Financial 5,239,796 — — 5,239,796
Industrial 2,447,349 — — 2,447,349
Technology 2,061,577 — — 2,061,577
Utilities 392,187 — — 392,187
Investment Companies 119,672 — — 119,672
Total investments in securities $ 18,786,691 $ 4,326 $ — $ 18,791,017
MidCap Growth Fund
Common Stocks* 171,257 — — 171,257
Investment Companies 2,66 6 — — 2,66 6
Total investments in securities $ 173,92 3 $ — $ — $ 173,92 3
MidCap Growth Fund III
Common Stocks* 1,062,945 — — 1,062,945
Investment Companies 33,842 — — 33,842
Total investments in securities $ 1,096,787 $ — $ — $ 1,096,787
Liabilities
Equity Contracts
Futures** (204) — — (204)
MidCap S&P 400 Index Fund
Common Stocks* 1,159,711 — — 1,159,711
Investment Companies 19,497 — — 19,497
Total investments in securities $ 1,179,208 $ — $ — $ 1,179,208
Liabilities
Equity Contracts
Futures** (234) — — (234)
MidCap Value Fund I
Common Stocks* 2,446,378 — — 2,446,378
Investment Companies 53,069 — — 53,069
Total investments in securities $ 2,499,447 $ — $ — $ 2,499,447
Liabilities
Equity Contracts
Futures** (634) — — (634)
Overseas Fund
Common Stocks
Basic Materials — 230,207 — 230,207
Communications 29,370 140,876 — 170,246
Consumer, Cyclical 25,335 213,038 — 238,373
Consumer, Non-cyclical 33,065 436,772 — 469,837
Diversified — 2,180 — 2,180
Energy 76,742 183,401 — 260,143
Financial 62,954 563,092 — 626,046
Industrial — 459,506 — 459,506
Technology — 119,227 — 119,227
Utilities — 130,793 — 130,793
Investment Companies 47,523 — — 47,523
Preferred Stocks
Basic Materials — 115 — 115

January 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Overseas Fund
Consumer, Cyclical $ — $ 57,953 $ — $ 57,953
Total investments in securities $ 274,989 $ 2,537,160 $ — $ 2,812,149
Liabilities
Equity Contracts
Futures** (629) — — (629)
Principal Capital Appreciation Fund
Common Stocks* 1,775,345 — — 1,775,345
Investment Companies 64,813 — — 64,813
Total investments in securities $ 1,840,158 $ — $ — $ 1,840,158
Principal LifeTime 2010 Fund
Investment Companies 728,646 — — 728,646
Total investments in securities $ 728,646 $ — $ — $ 728,646
Principal LifeTime 2015 Fund
Investment Companies 385,493 — — 385,493
Total investments in securities $ 385,493 $ — $ — $ 385,493
Principal LifeTime 2020 Fund
Investment Companies 3,975,426 — — 3,975,426
Total investments in securities $ 3,975,426 $ — $ — $ 3,975,426
Principal LifeTime 2025 Fund
Investment Companies 1,572,742 — — 1,572,742
Total investments in securities $ 1,572,742 $ — $ — $ 1,572,742
Principal LifeTime 2030 Fund
Investment Companies 5,633,360 — — 5,633,360
Total investments in securities $ 5,633,360 $ — $ — $ 5,633,360
Principal LifeTime 2035 Fund
Investment Companies 1,276,471 — — 1,276,471
Total investments in securities $ 1,276,471 $ — $ — $ 1,276,471
Principal LifeTime 2040 Fund
Investment Companies 3,922,326 — — 3,922,326
Total investments in securities $ 3,922,326 $ — $ — $ 3,922,326
Principal LifeTime 2045 Fund
Investment Companies 943,173 — — 943,173
Total investments in securities $ 943,173 $ — $ — $ 943,173
Principal LifeTime 2050 Fund
Investment Companies 2,343,947 — — 2,343,947
Total investments in securities $ 2,343,947 $ — $ — $ 2,343,947
Principal LifeTime 2055 Fund
Investment Companies 502,208 — — 502,208
Total investments in securities $ 502,208 $ — $ — $ 502,208
Principal LifeTime 2060 Fund
Investment Companies 404,198 — — 404,198
Total investments in securities $ 404,198 $ — $ — $ 404,198
Principal LifeTime 2065 Fund
Investment Companies 21,203 — — 21,203
Total investments in securities $ 21,203 $ — $ — $ 21,203
Principal LifeTime Hybrid 2015 Fund
Investment Companies 107,120 — — 107,120
Total investments in securities $ 107,120 $ — $ — $ 107,120

January 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2020 Fund
Investment Companies $ 343,403 $ — $ — $ 343,403
Total investments in securities $ 343,403 $ — $ — $ 343,403
Principal LifeTime Hybrid 2025 Fund
Investment Companies 276,949 — — 276,949
Total investments in securities $ 276,949 $ — $ — $ 276,949
Principal LifeTime Hybrid 2030 Fund
Investment Companies 324,907 — — 324,907
Total investments in securities $ 324,907 $ — $ — $ 324,907
Principal LifeTime Hybrid 2035 Fund
Investment Companies 200,714 — — 200,714
Total investments in securities $ 200,714 $ — $ — $ 200,714
Principal LifeTime Hybrid 2040 Fund
Investment Companies 228,369 — — 228,369
Total investments in securities $ 228,369 $ — $ — $ 228,369
Principal LifeTime Hybrid 2045 Fund
Investment Companies 129,613 — — 129,613
Total investments in securities $ 129,613 $ — $ — $ 129,613
Principal LifeTime Hybrid 2050 Fund
Investment Companies 114,386 — — 114,386
Total investments in securities $ 114,386 $ — $ — $ 114,386
Principal LifeTime Hybrid 2055 Fund
Investment Companies 42,204 — — 42,204
Total investments in securities $ 42,204 $ — $ — $ 42,204
Principal LifeTime Hybrid 2060 Fund
Investment Companies 14,213 — — 14,213
Total investments in securities $ 14,213 $ — $ — $ 14,213
Principal LifeTime Hybrid 2065 Fund
Investment Companies 2,549 — — 2,549
Total investments in securities $ 2,549 $ — $ — $ 2,549
Principal LifeTime Hybrid Income Fund
Investment Companies 58,792 — — 58,792
Total investments in securities $ 58,792 $ — $ — $ 58,792
Principal LifeTime Strategic Income Fund
Investment Companies 419,445 — — 419,445
Total investments in securities $ 419,445 $ — $ — $ 419,445
Real Estate Securities Fund
Common Stocks* 5,272,992 — — 5,272,992
Investment Companies 134,498 — — 134,498
Total investments in securities $ 5,407,490 $ — $ — $ 5,407,490
SAM Balanced Portfolio
Investment Companies 4,602,467 — — 4,602,467
Total investments in securities $ 4,602,467 $ — $ — $ 4,602,467
SAM Conservative Balanced Portfolio
Investment Companies 1,724,053 — — 1,724,053
Total investments in securities $ 1,724,053 $ — $ — $ 1,724,053

January 31, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Conservative Growth Portfolio
Investment Companies $ 3,096,544 $ — $ — $ 3,096,544
Total investments in securities $ 3,096,544 $ — $ — $ 3,096,544
SAM Flexible Income Portfolio
Investment Companies 2,769,459 — — 2,769,459
Total investments in securities $ 2,769,459 $ — $ — $ 2,769,459
SAM Strategic Growth Portfolio
Investment Companies 1,933,809 — — 1,933,809
Total investments in securities $ 1,933,809 $ — $ — $ 1,933,809
Short-Term Income Fund
Bonds* — 4,966,222 10,027 4,976,249
Investment Companies 56,119 — — 56,119
U.S. Government & Government Agency Obligations* — 432,471 — 432,471
Total investments in securities $ 56,119 $ 5,398,693 $ 10,027 $ 5,464,839
SmallCap Fund
Common Stocks* 674,924 — — 674,924
Investment Companies 23,847 — — 23,847
Total investments in securities $ 698,771 $ — $ — $ 698,771
SmallCap Growth Fund I
Common Stocks
Basic Materials 15,259 6 — 15,265
Communications 116,830 — — 116,830
Consumer, Cyclical 278,459 — — 278,459
Consumer, Non-cyclical 631,363 1 12 631,376
Energy 11,251 — — 11,251
Financial 163,263 — — 163,263
Industrial 371,552 — — 371,552
Technology 317,520 — — 317,520
Utilities 2,195 — — 2,195
Investment Companies 103,956 — — 103,956
Preferred Stocks 19 — — 19
Total investments in securities $ 2,011,667 $ 7 $ 12 $ 2,011,686
Liabilities
Equity Contracts
Futures** (208) — — (208)
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 49,624 21 — 49,645
Communications 50,379 — — 50,379
Consumer, Cyclical 183,741 — — 183,741
Consumer, Non-cyclical 219,743 — — 219,743
Energy 42,970 — — 42,970
Financial 313,621 — — 313,621
Industrial 232,520 — — 232,520
Technology 108,071 — — 108,071
Utilities 28,053 — — 28,053
Investment Companies 33,181 — — 33,181
Total investments in securities $ 1,261,903 $ 21 $ — $ 1,261,924
Liabilities
Equity Contracts
Futures** (233) — — (233)
SmallCap Value Fund II
Common Stocks
Basic Materials 29,041 3 — 29,044
Communications 31,491 — 1 31,492
Consumer, Cyclical 116,703 — — 116,703
Consumer, Non-cyclical 92,720 4 — 92,724
Energy 58,751 — — 58,751

January 31, 2020 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Value Fund II
Financial $ 347,621 $ 13 $ — $ 347,634
Government 39 — — 39
Industrial 128,809 — — 128,809
Technology 97,931 — — 97,931
Utilities 41,058 — — 41,058
Investment Companies 34,989 — — 34,989
Preferred Stocks 11 — — 11
Total investments in securities $ 979,164 $ 20 $ 1 $ 979,185
Liabilities
Equity Contracts
Futures** (10) — — (10)
Tax-Exempt Bond Fund
Investment Companies 16,509 — — 16,509
Municipal Bonds* — 641,236 — 641,236
Total investments in securities $ 16,509 $ 641,236 $ — $ 657,745
Fund Asset Type
Fair Value as of
January 31, 2020 Valuation Technique Unobservable Input Input Valuations
Global Diversified
Income Fund
Bonds $ 103,175 Yield Analysis Yield to Maturity 8.7 – 11.9%
Common Stocks 36,315 Enterprise Valuation Model EBITDA Multiples 5.5 – 7.75x
Discounted Cash Flow Discount Rate 11.6 – 17.3%
Common Stocks 191 Liquidation Analysis Available Cash $ 10,200,000
Common Stocks 4 Indicative Market Quotations Broker Quote $ 0.05
Senior Floating
Rate Interests
35,263 Yield Analysis Yield to Maturity 9.9%
$ 174,948
Fund
Fair Value
October
31, 2019
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out of
Level 3**
Fair Value
January 31,
2020
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held
at January 31,
2020
Global Diversified Income Fund***
Bonds $ 107,775 $ — $ (200) $ — $ — $ — $ (4,400) $ 103,175 $ (152)
Common Stock
Basic Materials 27,293 — (716) — — — — 26,577 (716)
Consumer,
ss Cyclical 4 — — — — — — 4 —
Consumer,
ss Non-Cyclical 9,649 — 89 — — — — 9,738 89
Energy 191 — — — — — — 191 —
Senior Floating
Rates Interests 35,086 — 177 — — — — 35,263 177
Total
$ 179,998 $ — $ (650) $ — $ — $ — $ (4,400) $ 174,948 $ (602)

January 31, 2020 (unaudited)

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
The Funds' Schedules of Investments as of January 31, 2020 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.